UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2013 – March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2013

	Shares/Par (p)	Value
JNL/American Funds® Blue Chip Income and Growth Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	75,342	$843,072

Total Investment Companies (cost $715,503)		843,072

Total Investments - 100.0% (cost $715,503)		843,072
Other Assets and Liabilities, Net - (0.0%)		(346)
Total Net Assets - 100.0%		$842,726

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	38,167	$460,674

Total Investment Companies (cost $467,758)		460,674

Total Investments - 100.0% (cost $467,758)		460,674
Other Assets and Liabilities, Net - (0.0%)		(155)
Total Net Assets - 100.0%		$460,519

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	10,945	$243,416

Total Investment Companies (cost $220,334)		243,416

Total Investments - 100.0% (cost $220,334)		243,416
Other Assets and Liabilities, Net - (0.0%)		(81)
Total Net Assets - 100.0%		$243,335

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1	25,156	$1,056,306

Total Investment Companies (cost $900,053)		1,056,306

Total Investments - 100.0% (cost $900,053)		1,056,306
Other Assets and Liabilities, Net - (0.0%)		(477)
Total Net Assets - 100.0%		$1,055,829

JNL/American Funds International Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - International Fund - Class 1	22,075	$405,953

Total Investment Companies (cost $379,136)		405,953

Total Investments - 100.0% (cost $379,136)		405,953
Other Assets and Liabilities, Net - (0.0%)		(187)
Total Net Assets - 100.0%		$405,766

JNL/American Funds New World Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	21,768	$498,045

Total Investment Companies (cost $478,469)		498,045

Total Investments - 100.0% (cost $478,469)		498,045
Other Assets and Liabilities, Net - (0.0%)		(209)
Total Net Assets - 100.0%		$497,836

JNL Institutional Alt 20 Fund (b)
INVESTMENT COMPANIES - 100.0%
Curian/DFA U.S. Micro Cap Fund (26.7%) (a)	3,536	$39,957
Curian/Franklin Templeton Frontier Markets Fund (22.3%) (a)	2,783	30,999
Curian/Franklin Templeton Natural Resources Fund (8.1%) (a)	1,638	15,007
Curian/Neuberger Berman Currency Fund (8.4%) (a)	2,106	20,848
Curian/Nicholas Convertible Arbitrage Fund (7.8%) (a)	1,716	17,964
Curian/PineBridge Merger Arbitrage Fund (7.0%) (a)	1,768	17,941
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (8.4%) (a)	3,875	38,284
Curian/Van Eck International Gold Fund (8.1%) (a)	1,181	8,750
JNL/AQR Managed Futures Strategy Fund (8.1%) (a)	4,647	47,868
JNL/BlackRock Commodity Securities Fund (1.4%) (a)	1,966	21,114
JNL/Brookfield Global Infrastructure Fund (4.7%) (a)	1,373	18,512
JNL/Goldman Sachs Emerging Markets Debt Fund (3.8%) (a)	2,635	37,184
JNL/Invesco Global Real Estate Fund (1.4%) (a)	2,060	21,406
JNL/Lazard Emerging Markets Fund (3.2%) (a)	3,942	44,826
JNL/Mellon Capital Management Bond Index Fund (17.8%) (a)	28,221	343,736
JNL/Mellon Capital Management Global Alpha Fund (7.8%) (a)	4,073	41,711
JNL/Mellon Capital Management International Index Fund (10.5%) (a)	15,401	196,207
JNL/Mellon Capital Management Nasdaq 25 Fund (10.2%) (a)	3,024	46,262
JNL/Mellon Capital Management S&P 24 Fund (23.9%) (a)	12,806	157,508

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/Mellon Capital Management S&P SMid 60 Fund (16.0%) (a)	7,469	88,951
JNL/Mellon Capital Management Small Cap Index Fund (3.9%) (a)	3,322	47,843
JNL/Mellon Capital Management Value Line 30 Fund (12.7%) (a)	7,811	93,185
JNL/PIMCO Real Return Fund (1.5%) (a)	3,485	44,996
JNL/PPM America High Yield Bond Fund (2.2%) (a)	7,071	52,676
JNL/Red Rocks Listed Private Equity Fund (4.2%) (a)	3,046	32,228

Total Investment Companies (cost $1,412,405)		1,525,963

Total Investments - 100.0% (cost $1,412,405)		1,525,963
Other Assets and Liabilities, Net - (0.0%)		(229)
Total Net Assets - 100.0%		$1,525,734

JNL Institutional Alt 35 Fund (b)
INVESTMENT COMPANIES - 100.0%
Curian/DFA U.S. Micro Cap Fund (30.2%) (a)	3,991	$45,098
Curian/Franklin Templeton Frontier Markets Fund (31.6%) (a)	3,938	43,874
Curian/Franklin Templeton Natural Resources Fund (20.5%) (a)	4,127	37,798
Curian/Neuberger Berman Currency Fund (21.3%) (a)	5,304	52,512
Curian/Nicholas Convertible Arbitrage Fund (19.6%) (a)	4,318	45,210
Curian/PineBridge Merger Arbitrage Fund (17.6%) (a)	4,451	45,181
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (21.0%) (a)	9,754	96,371
Curian/Van Eck International Gold Fund (20.9%) (a)	3,030	22,455
JNL/AQR Managed Futures Strategy Fund (20.3%) (a)	11,670	120,199
JNL/BlackRock Commodity Securities Fund (3.4%) (a)	4,958	53,249
JNL/Brookfield Global Infrastructure Fund (11.9%) (a)	3,447	46,463
JNL/Goldman Sachs Emerging Markets Debt Fund (4.4%) (a)	3,028	42,732
JNL/Invesco Global Real Estate Fund (3.5%) (a)	5,180	53,820
JNL/Lazard Emerging Markets Fund (4.6%) (a)	5,644	64,174
JNL/Mellon Capital Management Bond Index Fund (18.4%) (a)	29,158	355,138
JNL/Mellon Capital Management Global Alpha Fund (19.7%) (a)	10,255	105,007
JNL/Mellon Capital Management International Index Fund (15.0%) (a)	22,013	280,441
JNL/Mellon Capital Management Nasdaq 25 Fund (12.1%) (a)	3,617	55,345
JNL/Mellon Capital Management S&P 24 Fund (27.5%) (a)	14,729	181,165
JNL/Mellon Capital Management S&P SMid 60 Fund (18.4%) (a)	8,571	102,082
JNL/Mellon Capital Management Small Cap Index Fund (4.6%) (a)	3,907	56,260
JNL/Mellon Capital Management Value Line 30 Fund (13.8%) (a)	8,490	101,283
JNL/PIMCO Real Return Fund (1.5%) (a)	3,347	43,211
JNL/PPM America High Yield Bond Fund (2.3%) (a)	7,264	54,120
JNL/Red Rocks Listed Private Equity Fund (10.3%) (a)	7,470	79,029

Total Investment Companies (cost $2,034,545)		2,182,217

Total Investments - 100.0% (cost $2,034,545)		2,182,217
Other Assets and Liabilities, Net - (0.0%)		(320)
Total Net Assets - 100.0%		$2,181,897

JNL Institutional Alt 50 Fund (b)
INVESTMENT COMPANIES - 100.0%
Curian/DFA U.S. Micro Cap Fund (31.3%) (a)	4,143	$46,815
Curian/Franklin Templeton Frontier Markets Fund (32.8%) (a)	4,092	45,588
Curian/Franklin Templeton Natural Resources Fund (41.1%) (a)	8,269	75,743
Curian/Neuberger Berman Currency Fund (42.9%) (a)	10,690	105,831
Curian/Nicholas Convertible Arbitrage Fund (39.4%) (a)	8,677	90,845
Curian/PineBridge Merger Arbitrage Fund (35.5%) (a)	8,949	90,831
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (42.6%) (a)	19,739	195,024
Curian/Van Eck International Gold Fund (42.1%) (a)	6,111	45,282
JNL/AQR Managed Futures Strategy Fund (40.8%) (a)	23,421	241,242
JNL/BlackRock Commodity Securities Fund (6.8%) (a)	9,916	106,495
JNL/Brookfield Global Infrastructure Fund (23.8%) (a)	6,889	92,859
JNL/Goldman Sachs Emerging Markets Debt Fund (4.7%) (a)	3,206	45,235
JNL/Invesco Global Real Estate Fund (7.0%) (a)	10,361	107,647
JNL/Lazard Emerging Markets Fund (4.4%) (a)	5,350	60,828
JNL/Mellon Capital Management Bond Index Fund (20.4%) (a)	32,337	393,862
JNL/Mellon Capital Management Global Alpha Fund (39.6%) (a)	20,631	211,258
JNL/Mellon Capital Management International Index Fund (16.2%) (a)	23,746	302,531
JNL/Mellon Capital Management Nasdaq 25 Fund (13.6%) (a)	4,039	61,798
JNL/Mellon Capital Management S&P 24 Fund (31.2%) (a)	16,690	205,291
JNL/Mellon Capital Management S&P SMid 60 Fund (17.2%) (a)	7,993	95,196
JNL/Mellon Capital Management Small Cap Index Fund (5.1%) (a)	4,346	62,578
JNL/Mellon Capital Management Value Line 30 Fund (15.0%) (a)	9,182	109,538
JNL/PIMCO Real Return Fund (1.5%) (a)	3,529	45,564
JNL/PPM America High Yield Bond Fund (2.6%) (a)	8,150	60,721
JNL/Red Rocks Listed Private Equity Fund (20.4%) (a)	14,824	156,837

Total Investment Companies (cost $2,861,696)		3,055,439

Total Investments - 100.0% (cost $2,861,696)		3,055,439
Other Assets and Liabilities, Net - (0.0%)		(434)
Total Net Assets - 100.0%		$3,055,005

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL Institutional Alt 65 Fund (b)
INVESTMENT COMPANIES - 100.0%
Curian/DFA U.S. Micro Cap Fund (9.0%) (a)	1,194	$13,492
Curian/Franklin Templeton Frontier Markets Fund (9.6%) (a)	1,203	13,401
Curian/Franklin Templeton Natural Resources Fund (15.6%) (a)	3,138	28,746
Curian/Neuberger Berman Currency Fund (16.3%) (a)	4,065	40,240
Curian/Nicholas Convertible Arbitrage Fund (15.1%) (a)	3,324	34,799
Curian/PineBridge Merger Arbitrage Fund (13.6%) (a)	3,427	34,788
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (16.2%) (a)	7,502	74,120
Curian/Van Eck International Gold Fund (12.1%) (a)	1,756	13,011
JNL/AQR Managed Futures Strategy Fund (15.6%) (a)	8,960	92,288
JNL/BlackRock Commodity Securities Fund (2.6%) (a)	3,793	40,742
JNL/Brookfield Global Infrastructure Fund (9.1%) (a)	2,630	35,452
JNL/Goldman Sachs Emerging Markets Debt Fund (0.9%) (a)	624	8,812
JNL/Invesco Global Real Estate Fund (2.7%) (a)	3,966	41,212
JNL/Lazard Emerging Markets Fund (0.9%) (a)	1,156	13,150
JNL/Mellon Capital Management Bond Index Fund (2.8%) (a)	4,390	53,476
JNL/Mellon Capital Management Global Alpha Fund (15.1%) (a)	7,890	80,790
JNL/Mellon Capital Management International Index Fund (4.3%) (a)	6,293	80,171
JNL/Mellon Capital Management Nasdaq 25 Fund (4.0%) (a)	1,180	18,050
JNL/Mellon Capital Management S&P 24 Fund (5.5%) (a)	2,964	36,455
JNL/Mellon Capital Management S&P SMid 60 Fund (3.3%) (a)	1,516	18,054
JNL/Mellon Capital Management Small Cap Index Fund (1.1%) (a)	940	13,537
JNL/Mellon Capital Management Value Line 30 Fund (3.7%) (a)	2,293	27,351
JNL/PIMCO Real Return Fund (0.3%) (a)	692	8,936
JNL/PPM America High Yield Bond Fund (0.4%) (a)	1,202	8,952
JNL/Red Rocks Listed Private Equity Fund (7.6%) (a)	5,500	58,187

Total Investment Companies (cost $845,236)		888,212

Total Investments - 100.0% (cost $845,236)		888,212
Other Assets and Liabilities, Net - (0.0%)		(150)
Total Net Assets - 100.0%		$888,062

JNL/American Funds Balanced Allocation Fund (b)
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund (0.3%)	1,416	$15,845
American Funds Insurance Series - Bond Fund (0.4%)	3,018	34,077
American Funds Insurance Series - Global Bond Fund (0.6%)	1,414	17,063
American Funds Insurance Series - Global Growth and Income Fund (0.4%)	703	7,890
American Funds Insurance Series - Global Growth Fund (0.3%)	631	15,783
American Funds Insurance Series - Global Small Capitalization Fund (0.4%)	619	13,774
American Funds Insurance Series - Growth Fund (0.1%)	485	31,590
American Funds Insurance Series - Growth-Income Fund (0.1%)	518	21,760
American Funds Insurance Series - High-Income Bond Fund (1.2%)	1,911	21,828
American Funds Insurance Series - International Fund (0.1%)	322	5,912
American Funds Insurance Series - New World Fund (0.6%)	689	15,760
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund (0.3%)	957	12,169

Total Investment Companies (cost $202,874)		213,451

Total Investments - 100.0% (cost $202,874)		213,451
Other Assets and Liabilities, Net - (0.0%)		(93)
Total Net Assets - 100.0%		$213,358

JNL/American Funds Growth Allocation Fund (b)
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund (0.2%)	1,184	$13,253
American Funds Insurance Series - Bond Fund (0.1%)	496	5,597
American Funds Insurance Series - Global Bond Fund (0.3%)	774	9,344
American Funds Insurance Series - Global Growth and Income Fund (0.3%)	588	6,608
American Funds Insurance Series - Global Growth Fund (0.3%)	634	15,860
American Funds Insurance Series - Global Small Capitalization Fund (0.3%)	593	13,181
American Funds Insurance Series - Growth Fund (0.1%)	406	26,453
American Funds Insurance Series - Growth-Income Fund (0.1%)	379	15,902
American Funds Insurance Series - High-Income Bond Fund (0.5%)	814	9,296
American Funds Insurance Series - International Fund (0.1%)	359	6,603
American Funds Insurance Series - New World Fund (0.6%)	635	14,518
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund (0.1%)	293	3,731

Total Investment Companies (cost $131,099)		140,346

Total Investments - 100.0% (cost $131,099)		140,346
Other Assets and Liabilities, Net - (0.0%)		(62)
Total Net Assets - 100.0%		$140,284

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL Disciplined Moderate Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (4.7%) (a)	4,608	$55,854
JNL/Goldman Sachs Emerging Markets Debt Fund (1.7%) (a)	1,165	16,430
JNL/JPMorgan U.S. Government & Quality Bond Fund (2.1%) (a)	2,358	33,250
JNL/Mellon Capital Management 25 Fund (1.9%) (a)	873	14,927
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund (25.3%) (a)	2,127	24,096
JNL/Mellon Capital Management Emerging Markets Index Fund (11.1%) (a)	5,111	53,052
JNL/Mellon Capital Management International Index Fund (3.5%) (a)	5,151	65,629
JNL/Mellon Capital Management Pacific Rim 30 Fund (11.6%) (a)	998	14,429
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (5.1%) (a)	3,649	59,777
JNL/Mellon Capital Management S&P SMid 60 Fund (1.2%) (a)	546	6,502
JNL/Mellon Capital Management Small Cap Index Fund (4.5%) (a)	3,866	55,672
JNL/Neuberger Berman Strategic Income Fund (8.1%) (a)	781	8,313
JNL/PIMCO Real Return Fund (1.4%) (a)	3,188	41,156
JNL/PIMCO Total Return Bond Fund (1.1%) (a)	5,072	66,444
JNL/PPM America Floating Rate Income Fund (2.2%) (a)	1,647	17,787
JNL/PPM America High Yield Bond Fund (2.1%) (a)	6,620	49,319
JNL/PPM America Total Return Fund (13.2%) (a)	5,589	66,456
JNL/S&P Competitive Advantage Fund (9.5%) (a)	6,648	92,079
JNL/S&P Dividend Income & Growth Fund (2.3%) (a)	2,769	35,883
JNL/S&P Intrinsic Value Fund (6.1%) (a)	4,432	57,395
JNL/S&P Total Yield Fund (3.4%) (a)	1,983	24,035
JNL/T. Rowe Price Short-Term Bond Fund (0.4%) (a)	855	8,605

Total Investment Companies (cost $782,010)		867,090

Total Investments - 100.0% (cost $782,010)		867,090
Other Assets and Liabilities, Net - (0.0%)		(124)
Total Net Assets - 100.0%		$866,966

JNL Disciplined Moderate Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (2.4%) (a)	2,394	$29,017
JNL/Goldman Sachs Emerging Markets Debt Fund (1.5%) (a)	1,028	14,509
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.9%) (a)	1,044	14,716
JNL/Mellon Capital Management 25 Fund (3.1%) (a)	1,441	24,651
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund (41.7%) (a)	3,514	39,814
JNL/Mellon Capital Management Emerging Markets Index Fund (20.7%) (a)	9,515	98,764
JNL/Mellon Capital Management International Index Fund (5.8%) (a)	8,549	108,910
JNL/Mellon Capital Management Pacific Rim 30 Fund (20.0%) (a)	1,719	24,862
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (8.3%) (a)	6,013	98,499
JNL/Mellon Capital Management S&P SMid 60 Fund (1.9%) (a)	892	10,622
JNL/Mellon Capital Management Small Cap Index Fund (6.6%) (a)	5,666	81,591
JNL/Neuberger Berman Strategic Income Fund (2.2%) (a)	207	2,201
JNL/PIMCO Real Return Fund (0.7%) (a)	1,689	21,807
JNL/PIMCO Total Return Bond Fund (0.6%) (a)	2,494	32,676
JNL/PPM America Floating Rate Income Fund (1.8%) (a)	1,352	14,605
JNL/PPM America High Yield Bond Fund (1.4%) (a)	4,629	34,483
JNL/PPM America Total Return Fund (6.8%) (a)	2,886	34,318
JNL/S&P Competitive Advantage Fund (10.4%) (a)	7,262	100,581
JNL/S&P Dividend Income & Growth Fund (2.3%) (a)	2,761	35,775
JNL/S&P Intrinsic Value Fund (7.7%) (a)	5,639	73,022
JNL/S&P Total Yield Fund (6.6%) (a)	3,790	45,936

Total Investment Companies (cost $834,823)		941,359

Total Investments - 100.0% (cost $834,823)		941,359
Other Assets and Liabilities, Net - (0.0%)		(133)
Total Net Assets - 100.0%		$941,226

JNL Disciplined Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (0.5%) (a)	521	$6,313
JNL/Goldman Sachs Emerging Markets Debt Fund (0.4%) (a)	256	3,610
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.1%) (a)	150	2,113
JNL/Mellon Capital Management 25 Fund (1.2%) (a)	583	9,983
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund (18.8%) (a)	1,585	17,952
JNL/Mellon Capital Management Emerging Markets Index Fund (11.7%) (a)	5,369	55,730
JNL/Mellon Capital Management International Index Fund (2.7%) (a)	3,993	50,864
JNL/Mellon Capital Management Pacific Rim 30 Fund (9.1%) (a)	787	11,380
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (3.4%) (a)	2,432	39,843
JNL/Mellon Capital Management S&P SMid 60 Fund (0.7%) (a)	346	4,118
JNL/Mellon Capital Management Small Cap Index Fund (3.0%) (a)	2,577	37,108
JNL/Mellon Capital Management Technology Sector Fund (0.9%) (a)	549	4,215
JNL/Neuberger Berman Strategic Income Fund (0.1%) (a)	12	126
JNL/PIMCO Real Return Fund (0.1%) (a)	322	4,160

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/PIMCO Total Return Bond Fund (0.1%) (a)	448	5,869
JNL/PPM America Floating Rate Income Fund (0.5%) (a)	397	4,287
JNL/PPM America High Yield Bond Fund (0.3%) (a)	943	7,027
JNL/PPM America Total Return Fund (1.2%) (a)	508	6,044
JNL/S&P Competitive Advantage Fund (3.8%) (a)	2,660	36,837
JNL/S&P Dividend Income & Growth Fund (0.8%) (a)	919	11,914
JNL/S&P Intrinsic Value Fund (2.9%) (a)	2,147	27,806
JNL/S&P Total Yield Fund (2.8%) (a)	1,587	19,231

Total Investment Companies (cost $328,710)		366,530

Total Investments - 100.0% (cost $328,710)		366,530
Other Assets and Liabilities, Net - (0.0%)		(59)
Total Net Assets - 100.0%		$366,471

JNL/AQR Managed Futures Strategy Fund
SHORT TERM INVESTMENTS - 96.1%
Investment Companies - 88.9%
BlackRock Liquidity Funds T-Fund Portfolio, 0.01% (h)	145,644	$145,644
JNL Money Market Fund, 0.03% (a) (h)	380,041	380,041
		525,685
Treasury Securities - 7.2%
U.S. Treasury Bill, 0.06%, 06/20/13	$42,360	42,354

Total Short Term Investments (cost $568,036)		568,039

Total Investments - 96.1% (cost $568,036)		568,039
Other Assets and Liabilities, Net - 3.9%		23,156
Total Net Assets - 100.0%		$591,195

JNL/BlackRock Commodity Securities Fund
COMMON STOCKS - 74.1%
ENERGY - 67.6%
Anadarko Petroleum Corp.	364	$31,848
Apache Corp.	467	36,034
Baker Hughes Inc.	277	12,877
Berry Petroleum Co. - Class A	125	5,783
Cabot Oil & Gas Corp. - Class A	555	37,532
Cameron International Corp. (c)	506	33,000
Canadian Natural Resources Ltd.	529	16,958
Carrizo Oil & Gas Inc. (c)	157	4,049
Cenovus Energy Inc.	336	10,402
Chevron Corp.	402	47,785
Cimarex Energy Co.	120	9,085
CNOOC Ltd. - ADR (e)	46	8,830
Coastal Energy Co. (c)	722	13,786
ConocoPhillips	150	9,010
CONSOL Energy Inc.	158	5,329
Crew Energy Inc. (c)	598	4,219
Devon Energy Corp.	499	28,171
Dresser-Rand Group Inc. (c)	526	32,437
Dril-Quip Inc. (c)	212	18,516
EnCana Corp. (e)	276	5,363
Ensco Plc - Class A	385	23,125
EOG Resources Inc.	499	63,856
EQT Corp.	264	17,906
Exxon Mobil Corp.	516	46,489
FMC Technologies Inc. (c)	762	41,428
Forum Energy Technologies Inc. (c) (e)	91	2,611
Halliburton Co.	509	20,577
Helmerich & Payne Inc.	271	16,468
Hess Corp.	225	16,099
Husky Energy Inc.	172	4,934
Kosmos Energy Ltd. (c)	538	6,083
Legacy Oil + Gas Inc. (c)	272	1,460
Marathon Oil Corp.	398	13,406
Marathon Petroleum Corp.	193	17,334
MEG Energy Corp. (c)	101	3,244
Murphy Oil Corp.	421	26,851
National Oilwell Varco Inc.	651	46,067
Newfield Exploration Co. (c)	162	3,631
Noble Corp.	407	15,544
Noble Energy Inc.	226	26,152
Occidental Petroleum Corp.	385	30,149
Paramount Resources Ltd. - Class A (c)	39	1,455
Peabody Energy Corp.	326	6,901
PetroBakken Energy Ltd. (e)	55	482
Petroleo Brasileiro SA - Petrobras - ADR (e)	222	3,675
Phillips 66	124	8,684
Pioneer Natural Resources Co.	164	20,429
Range Resources Corp.	419	33,922
Rowan Cos. Plc - Class A (c)	136	4,808
Saipem SpA	258	7,926
Schlumberger Ltd.	390	29,190
Southwestern Energy Co. (c)	239	8,917
Suncor Energy Inc.	928	27,805
Talisman Energy Inc.	1,456	17,801
Technip SA - ADR	540	13,862
Total SA - ADR	276	13,252
Transocean Ltd. (c)	111	5,759
Trican Well Service Ltd.	188	2,755
Uranium Energy Corp. (c) (q)	366	805
Valero Energy Corp.	209	9,507
Weatherford International Ltd. (c)	252	3,060
Whiting Petroleum Corp. (c)	269	13,680
Williams Cos. Inc.	152	5,680
		1,054,783
MATERIALS - 6.5%
Barrick Gold Corp.	56	1,638
BHP Billiton Ltd.	168	5,737
E.I. du Pont de Nemours & Co.	122	5,981
Eldorado Gold Corp.	1,099	10,506
First Quantum Minerals Ltd.	654	12,436
Franco-Nevada Corp.	161	7,350
Goldcorp Inc.	368	12,366
HudBay Minerals Inc.	356	3,426
Inmet Mining Corp.	22	1,454
Newcrest Mining Ltd.	407	8,520
Newmont Mining Corp.	83	3,461
Praxair Inc.	49	5,478
Southern Copper Corp.	377	14,182
Vale SA - ADR (e)	473	8,176
		100,711
Total Common Stocks (cost $1,046,536)		1,155,494

COMMODITY INDEXED STRUCTURED NOTES - 7.0%
Canadian Imperial Bank of Commerce, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.31%, 10/18/13 (f) (i)	$5,000	3,928

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
International Bank for Reconstruction and Development, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.28%, 06/11/13 (f) (i)	13,700	12,665
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.20%, 08/02/13 (f) (i)	7,500	8,594
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.21%, 12/04/13 (f) (i)	12,000	10,764
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.21%, 11/26/13 (f) (i)	12,000	9,779
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.21%, 06/17/13 (f) (i)	21,000	22,474
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.21%, 11/15/13 (f) (i)	9,000	7,433
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.21%, 11/29/13 (f) (i)	9,000	8,170
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.21%, 12/05/13 (f) (i)	6,500	6,180
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.20%, 02/14/14 (f) (i)	15,000	14,254
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.21%, 02/18/14 (f) (i)	6,000	5,686

Total Commodity Indexed Structured Notes (cost $116,700)		109,927

SHORT TERM INVESTMENTS - 20.0%
Investment Company - 3.9%
JNL Money Market Fund, 0.03% (a) (h)	61,290	61,290
Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	16,904	16,904
Treasury Securities - 15.0%
U.S. Treasury Bill
0.07%, 04/04/13	$25,000	25,000
0.08%, 04/18/13	13,400	13,399
0.09%, 05/23/13	190,000	189,984
0.11%, 06/27/13	5,000	4,999
		233,382
Total Short Term Investments (cost $311,572)		311,576

Total Investments - 101.1% (cost $1,474,808)		1,576,997
Other Assets and Liabilities, Net - (1.1%)		(17,361)
Total Net Assets - 100.0%		$1,559,636

JNL/BlackRock Global Allocation Fund (v)
COMMON STOCKS - 56.5%
CONSUMER DISCRETIONARY - 5.7%
Aisin Seiki Co. Ltd.	32	$1,183
Amazon.com Inc. (c)	10	2,623
Anhanguera Educacional Participacoes SA	71	1,149
Autoliv Inc. (e)	1	77
Bayerische Motoren Werke AG	16	1,425
BorgWarner Inc. (c)	15	1,179
Bridgestone Corp.	128	4,300
Charter Communications Inc. - Class A (c)	21	2,232
Cheng Shin Rubber Industry Co. Ltd.	339	966
Coach Inc.	22	1,116
Comcast Corp. - Class A	224	9,399
Daihatsu Motor Co. Ltd. (e)	50	1,030
Daimler AG (e)	10	568
Delphi Automotive Plc	18	794
Delta Topco Ltd. (c) (f) (q)	2,155	1,338
Denso Corp.	48	2,044
DISH Network Corp. - Class A	5	187
Dongfeng Motor Group Co. Ltd. - Class H	291	410
Eutelsat Communications Group SA	33	1,168
Expedia Inc.	2	146
Ford Motor Co.	289	3,800
Fuji Heavy Industries Ltd.	353	5,599
Futaba Industrial Co. Ltd. (c) (e)	62	287
General Motors Co. (c)	127	3,537
Guinness Peat Group Plc (c)	254	127
Honda Motor Co. Ltd.	104	3,994
Hyundai Motor Co.	10	2,075
International Game Technology	61	1,008
Johnson Controls Inc.	32	1,138
Kabel Deutschland Holding AG	24	2,171
Kohl’s Corp.	40	1,840
Lear Corp.	3	154
Liberty Media Corp. - Class A	13	1,400
LVMH Moet Hennessy Louis Vuitton SA	10	1,716
Macy’s Inc.	3	109
Manchester United Plc - Class A (c)	61	1,017
Mattel Inc.	52	2,299
Mazda Motor Corp. (c)	117	344
McDonald’s Corp.	52	5,162
MRV Engenharia e Participacoes SA	259	1,081
Pearson Plc	47	837
Pulte Homes Inc. (c)	97	1,966
Rakuten Inc. (e)	245	2,509
Rinnai Corp. (e)	15	1,084
Ross Stores Inc.	2	96
Ryohin Keikaku Co. Ltd.	20	1,576
Sekisui Chemical Co. Ltd.	61	674
Shaw Communications Inc. - Class B (e)	101	2,495
Singapore Press Holdings Ltd. (e)	105	380
Suzuki Motor Corp.	185	4,137
Tiffany & Co.	43	2,970
Time Warner Cable Inc.	41	3,982
Toyota Industries Corp.	93	3,441
Toyota Motor Corp.	48	2,470
TRW Automotive Holdings Corp. (c)	15	850
Walt Disney Co.	10	568
Williams-Sonoma Inc.	19	1,002
Wyndham Worldwide Corp.	2	130
Yamada Denki Co. Ltd. (e)	40	1,819
Yulon Motor Co. Ltd.	451	807
Zhongsheng Group Holdings Ltd. (e)	605	735
ZON Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	154	648
		107,368
CONSUMER STAPLES - 4.4%
Anheuser-Busch InBev NV	22	2,139
Chaoda Modern Agriculture Holdings Ltd. (c) (f) (q)	604	33
Coca-Cola Co.	187	7,563
Colgate-Palmolive Co.	32	3,787
Constellation Brands Inc. - Class A (c)	5	237

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Cosan Ltd. - Class A	192	3,746
CVS Caremark Corp.	59	3,259
DE Master Blenders 1753 NV (c)	80	1,243
Diageo Plc - ADR	23	2,914
Dr. Pepper Snapple Group Inc.	13	623
Fomento Economico Mexicano SAB de CV - ADR	9	1,078
General Mills Inc.	54	2,664
Hillshire Brands Co.	66	2,315
Hypermarcas SA (c)	200	1,588
Kao Corp.	29	922
Kimberly-Clark Corp.	24	2,314
Kirin Holdings Co. Ltd.	132	2,114
Kraft Foods Group Inc.	53	2,708
Kroger Co.	4	134
Mead Johnson Nutrition Co.	47	3,610
Mondelez International Inc. - Class A	132	4,026
Nestle SA	85	6,122
PepsiCo Inc.	78	6,172
Philip Morris International Inc.	3	320
Procter & Gamble Co.	103	7,930
SLC Agricola SA	134	1,218
Unilever NV - ADR	13	521
Unilever NV - CVA	58	2,361
Unilever Plc	23	967
Unilever Plc - ADR	14	593
Wal-Mart Stores Inc.	87	6,532
WhiteWave Foods Co. - Class A (e)	19	328
		82,081
ENERGY - 6.0%
Anadarko Petroleum Corp.	69	6,026
Apache Corp.	20	1,513
Athabasca Oil Corp. (c)	245	2,191
BG Group Plc	348	5,989
BP Plc	181	1,274
BP Plc - ADR	50	2,117
Canadian Natural Resources Ltd.	57	1,821
Chevron Corp.	2	239
Cobalt International Energy Inc. (c)	53	1,503
Devon Energy Corp.	53	2,968
Diamond Offshore Drilling Inc. (e)	2	130
ENI SpA	193	4,327
EOG Resources Inc.	16	2,040
Halliburton Co.	38	1,530
Helmerich & Payne Inc.	2	139
INPEX Corp.	1	2,881
KazMunaiGas Exploration Production JSC - GDR	109	2,075
Marathon Oil Corp.	238	8,035
Marathon Petroleum Corp.	152	13,586
Murphy Oil Corp.	4	282
National Oilwell Varco Inc.	58	4,138
Occidental Petroleum Corp.	94	7,376
Petroleo Brasileiro SA - ADR	155	2,817
Phillips 66	58	4,070
PTT PCL	112	1,247
QEP Resources Inc.	122	3,881
Royal Dutch Shell Plc - ADR	26	1,671
Schlumberger Ltd.	94	7,051
SM Energy Co.	44	2,607
Suncor Energy Inc.	156	4,660
Suncor Energy Inc.	5	164
Technip SA	7	705
Tenaris SA - ADR (e)	26	1,055
Total SA	64	3,044
Total SA - ADR	80	3,818
Valero Energy Corp.	5	208
Vallares Plc (c)	103	1,269
Whiting Petroleum Corp. (c)	50	2,547
		112,994
FINANCIALS - 10.0%
ACE Ltd.	60	5,361
Allianz SE	20	2,765
American Capital Agency Corp.	57	1,863
American Express Co.	63	4,222
American International Group Inc. (c)	37	1,427
American Tower Corp.	39	2,985
Ameriprise Financial Inc.	2	116
Amlin Plc	80	513
Arch Capital Group Ltd. (c)	16	825
AXA SA	124	2,143
Axis Capital Holdings Ltd.	7	274
Banco Bilbao Vizcaya Argentaria SA (e)	139	1,214
Banco Santander SA	256	1,733
Bank of America Corp.	529	6,447
Bank of New York Mellon Corp.	174	4,875
Bank of Nova Scotia	28	1,620
BB&T Corp.	60	1,875
Berkshire Hathaway Inc. - Class B (c)	14	1,412
BNP Paribas	92	4,717
BR Malls Participacoes SA	67	834
Brookfield Asset Management Inc. - Class A	53	1,918
Capital One Financial Corp.	45	2,479
CapitaLand Ltd.	677	1,935
Chubb Corp.	23	2,024
Citigroup Inc.	114	5,036
CNA Financial Corp.	4	143
Cyrela Brazil Realty SA	151	1,300
Deutsche Bank AG	55	2,145
Deutsche Boerse AG	19	1,122
Discover Financial Services	69	3,092
Equity Residential	30	1,672
Fibra Uno Administracion SA de CV	227	750
Fidelity National Financial Inc. - Class A	44	1,111
Goldman Sachs Group Inc.	26	3,874
HSBC Holdings Plc	629	6,713
ING Groep NV - CVA (c)	231	1,660
Intesa Sanpaolo SpA	1,224	1,804
JPMorgan Chase & Co.	221	10,505
Lincoln National Corp.	6	181
Link REIT	419	2,284
Lloyds Banking Group Plc (c)	2,255	1,680
M&T Bank Corp. (e)	12	1,228
MetLife Inc.	39	1,499
Mexico Real Estate Management SA de CV	278	618
Mitsubishi UFJ Financial Group Inc.	544	3,280
Morgan Stanley	68	1,503
MS&AD Insurance Group Holdings	145	3,236
Muenchener Rueckversicherungs AG	6	1,144
Nomura Holdings Inc.	473	2,943
Northern Trust Corp.	23	1,233
Oversea-Chinese Banking Corp. Ltd.	247	2,128
Platinum Underwriters Holdings Ltd.	10	579
Progressive Corp.	74	1,867
Prudential Financial Inc.	17	1,021
QBE Insurance Group Ltd. (e)	105	1,490
Reinsurance Group of America Inc.	2	90
RenaissanceRe Holdings Ltd.	13	1,195
RHJ International (c) (q)	26	122
RHJ International - ADR	5	25
Sberbank of Russia	651	2,062
Siam Commercial Bank PCL	239	1,455
Simon Property Group Inc.	5	760
Societe Generale	21	688

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Sony Financial Holdings Inc.	62	924
St. Joe Co. (c) (e)	266	5,642
StanCorp Financial Group Inc.	13	556
State Street Corp.	65	3,849
Sumitomo Mitsui Financial Group Inc. (e)	132	5,403
Svenska Handelsbanken AB - Class A (e)	64	2,731
T&D Holdings Inc.	82	987
TF Administradora Industrial S de RL de CV	583	1,303
Tokio Marine Holdings Inc.	248	7,183
Torchmark Corp.	2	126
Toronto-Dominion Bank NY	13	1,086
Travelers Cos. Inc.	40	3,399
U.S. Bancorp	105	3,548
UBS AG	94	1,441
Unibail-Rodamco SE	4	988
UniCredit SpA (c)	388	1,667
Unum Group	8	230
Wells Fargo & Co.	273	10,116
XL Group Plc	107	3,228
Zurich Financial Services AG	5	1,385
		186,607
HEALTH CARE - 7.6%
Abbott Laboratories	54	1,907
AbbVie Inc.	46	1,873
Aetna Inc.	75	3,816
Agilent Technologies Inc.	35	1,472
Alexion Pharmaceuticals Inc. (c)	16	1,503
Allergan Inc.	39	4,363
AmerisourceBergen Corp.	38	1,964
Amgen Inc.	29	2,934
Astellas Pharma Inc.	42	2,240
AstraZeneca Plc	81	4,060
AstraZeneca Plc - ADR	2	116
Bangkok Dusit Medical Services PCL	264	1,476
Bristol-Myers Squibb Co.	78	3,203
Cardinal Health Inc.	122	5,090
Celgene Corp. (c)	22	2,607
Coventry Health Care Inc.	3	122
Covidien Plc	24	1,619
Cubist Pharmaceuticals Inc. (c)	21	982
DaVita HealthCare Partners Inc. (c)	15	1,790
Express Scripts Holding Co. (c)	40	2,301
Fresenius SE	26	3,213
Gilead Sciences Inc. (c)	53	2,590
GlaxoSmithKline Plc	80	1,872
GlaxoSmithKline Plc - ADR	3	123
HCA Holdings Inc.	89	3,631
HealthSouth Corp. (c) (e)	39	1,036
Humana Inc.	61	4,196
IHH Healthcare Bhd (c)	2,786	3,314
Johnson & Johnson	86	7,050
Kyowa Hakko Kirin Co. Ltd.	105	1,194
Life Healthcare Group Holdings Ltd.	291	1,096
Life Technologies Corp. (c)	15	981
McKesson Corp.	28	3,034
Medtronic Inc.	47	2,216
Merck & Co. Inc.	157	6,966
Mesoblast Ltd. (c)	172	1,101
Mettler-Toledo International Inc. (c)	6	1,243
Mylan Inc. (c)	33	951
NMC Health Plc (c)	164	816
Novartis AG	31	2,195
Onyx Pharmaceuticals Inc. (c)	12	1,029
PerkinElmer Inc.	38	1,294
Perrigo Co.	13	1,525
Pfizer Inc.	428	12,344
Raffles Medical Group Ltd.	277	734
Roche Holding AG	32	7,518
Sanofi SA	34	3,487
Sanofi SA - ADR	2	110
Shire Plc	86	2,609
Sinopharm Group Co. Ltd. - Class H (e)	407	1,314
St. Jude Medical Inc.	19	781
Terumo Corp.	19	801
Thermo Fisher Scientific Inc.	30	2,305
United Therapeutics Corp. (c)	18	1,067
UnitedHealth Group Inc.	55	3,149
Universal Health Services Inc. - Class B	79	5,024
Valeant Pharmaceuticals International Inc. (c)	9	645
Waters Corp. (c)	21	1,977
WellPoint Inc.	21	1,360
		143,329
INDUSTRIALS - 6.2%
3M Co.	26	2,792
A P Moller - Maersk A/S - Class B	—	1,012
Asciano Group	273	1,595
Avery Dennison Corp.	23	986
Beijing Enterprises Holdings Ltd.	630	4,862
Boeing Co.	34	2,903
Canadian Pacific Railway Ltd.	2	219
Canadian Pacific Railway Ltd. (e)	22	2,840
Cie de Saint-Gobain	24	892
CNH Global NV	3	145
Cummins Inc.	12	1,333
Daikin Industries Ltd. (e)	28	1,098
East Japan Railway Co.	60	4,906
Eaton Corp. Plc	15	892
European Aeronautic Defence & Space Co. NV	54	2,755
Fanuc Ltd.	10	1,524
Fiat Industrial SpA	390	4,401
General Dynamics Corp.	3	206
General Electric Co.	562	13,002
Haitian International Holdings Ltd. (e)	307	478
IHI Corp. (e)	441	1,343
Invensys Plc	242	1,298
Japan Airlines Co. Ltd.	43	2,017
JGC Corp. (e)	100	2,567
KBR Inc.	46	1,480
Keppel Corp. Ltd.	274	2,484
Kubota Corp. (e)	305	4,424
L-3 Communications Holdings Inc.	2	145
Man SE	1	130
Mitsubishi Corp.	144	2,710
Mitsui & Co. Ltd.	422	5,952
Northrop Grumman Systems Corp.	4	288
Novorossiysk Commercial Sea Port PJSC - GDR	100	831
Okumura Corp.	224	903
PACCAR Inc.	32	1,602
Parker Hannifin Corp.	1	134
Precision Castparts Corp.	13	2,424
Qualicorp SA (c)	118	1,182
Raytheon Co.	5	287
Rockwell Automation Inc.	45	3,859
Safran SA	118	5,252
Siemens AG	34	3,717
Sumitomo Corp.	72	916
Sumitomo Electric Industries Ltd.	95	1,165
Toda Corp. (e)	252	600
Union Pacific Corp.	40	5,753
United Continental Holdings Inc. (c)	78	2,482
United Parcel Service Inc. - Class B	31	2,671
United Technologies Corp.	78	7,287
West Japan Railway Co.	24	1,150

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Yuanda China Holdings Ltd.	4,177	427
		116,321
INFORMATION TECHNOLOGY - 7.2%
Accenture Plc - Class A	2	144
Activision Blizzard Inc.	254	3,703
Adobe Systems Inc. (c)	9	396
Alliance Data Systems Corp. (c)	2	383
Amdocs Ltd.	4	149
Apple Inc.	23	10,173
Baidu.com - ADR - Class A (c)	9	780
CA Inc.	8	196
Canon Inc.	65	2,384
Check Point Software Technologies Ltd. (c)	2	99
Cielo SA	62	1,828
Cisco Systems Inc.	188	3,929
Citrix Systems Inc. (c)	15	1,053
Computer Sciences Corp.	8	376
Corning Inc.	343	4,576
Electronic Arts Inc. (c)	180	3,192
EMC Corp. (c)	216	5,163
Fidelity National Information Services Inc.	4	167
Freescale Semiconductor Ltd. (c) (e)	158	2,358
Fusion-io Inc. (c) (e)	148	2,426
Google Inc. - Class A (c)	14	11,008
Hitachi Ltd.	322	1,878
Hoya Corp.	94	1,763
Intel Corp.	111	2,416
Intuit Inc.	2	134
KLA-Tencor Corp.	2	107
Kyocera Corp.	12	1,092
MasterCard Inc. - Class A	15	7,905
Microsoft Corp.	227	6,485
Motorola Solutions Inc.	5	341
Murata Manufacturing Co. Ltd. (e)	30	2,283
Nintendo Co. Ltd. (e)	15	1,589
Oracle Corp.	398	12,881
QUALCOMM Inc.	138	9,258
Red Hat Inc. (c)	18	932
Rohm Co. Ltd.	25	850
Samsung Electronics Co. Ltd.	7	10,005
SanDisk Corp. (c)	7	387
SAP AG	16	1,264
Symantec Corp. (c)	10	235
Taiwan Semiconductor Manufacturing Co. Ltd.	566	1,896
TE Connectivity Ltd.	4	156
TIBCO Software Inc. (c)	95	1,918
Twitter Inc. Private Placement (c) (f) (q)	102	1,743
Visa Inc. - Class A	58	9,897
VMware Inc. - Class A (c)	21	1,680
Western Digital Corp.	3	163
Yahoo! Japan Corp. (e)	3	1,198
		134,939
MATERIALS - 4.5%
Agrium Inc.	22	2,130
Antofagasta Plc	80	1,197
Asahi Kasei Corp.	217	1,468
BASF SE	12	1,052
BHP Billiton Plc	77	2,243
CF Industries Holdings Inc.	5	907
Cheil Industries Inc.	5	391
China Blue Chemical Ltd. - Class H	1,174	730
Crown Holdings Inc. (c)	21	877
Detour Gold Corp. (c)	36	695
Dow Chemical Co.	75	2,373
E.I. du Pont de Nemours & Co.	51	2,528
Eastman Chemical Co.	2	163
Eldorado Gold Corp.	151	1,439
FMC Corp.	108	6,137
Freeport-McMoRan Copper & Gold Inc.	18	580
Glencore International Plc (e)	117	634
Goldcorp Inc.	191	6,427
Hitachi Chemical Co. Ltd. (e)	77	1,185
International Paper Co.	5	256
JSR Corp.	62	1,271
Kinross Gold Corp.	19	152
Kinross Gold Corp.	165	1,305
Kuraray Co. Ltd.	98	1,385
Lanxess AG	38	2,666
Linde AG	23	4,355
Mexichem SAB de CV	210	1,123
Monsanto Co.	31	3,253
Newcrest Mining Ltd.	75	1,568
Newmont Mining Corp.	77	3,245
Nitto Denko Corp.	19	1,114
Orica Ltd.	39	1,003
Osisko Mining Corp. (c)	156	927
Polyus Gold International Ltd. (c)	307	1,000
POSCO Inc.	2	601
Potash Corp. of Saskatchewan Inc.	97	3,825
PPG Industries Inc.	3	372
Praxair Inc.	9	1,022
PTT Global Chemical PCL	824	1,963
Sealed Air Corp.	43	1,039
Shin-Etsu Chemical Co. Ltd.	67	4,444
Silver Wheaton Corp.	74	2,322
Sociedad Quimica y Minera de Chile SA - ADR	14	789
Stillwater Mining Co. (c) (e)	59	761
Syngenta AG	19	7,861
Teck Resources Ltd. - Class B	3	81
Ube Industries Ltd. (e)	479	945
		83,804
TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.	199	7,295
Axiata Group Bhd	1,287	2,753
BCE Inc.	43	2,018
BT Group Plc	757	3,196
Chunghwa Telecom Co. Ltd.	157	487
Chunghwa Telecom Co. Ltd. - ADR	43	1,351
Crown Castle International Corp. (c)	23	1,625
Deutsche Telekom AG	258	2,736
Far EasTone Telecommunications Co. Ltd.	422	958
KDDI Corp. (e)	62	2,575
Koninklijke KPN NV (e)	104	351
KT Corp.	3	80
KT Corp. - ADR	33	518
Leap Wireless International Inc. (c) (e)	37	215
MetroPCS Communications Inc. (c)	52	570
MTN Group Ltd.	27	469
Nippon Telegraph & Telephone Corp.	31	1,358
NTT DoCoMo Inc. (e)	1	1,280
Philippine Long Distance Telephone Co. - ADR (e)	12	845
Rogers Communications Inc. - Class B (e)	34	1,720
Singapore Telecommunications Ltd.	849	2,463
SoftBank Corp.	10	442
Swisscom AG	3	1,321
Telecom Italia SpA	482	340
Telefonica Brasil SA - ADR	53	1,410
Telefonica Deutschland Holding AG (c)	155	1,191
Telefonica SA	137	1,857
Telefonica SA - ADR	32	434
Telekom Malaysia Bhd	630	1,097
Telekomunikasi Indonesia Tbk PT - Class B	524	594

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Telstra Corp. Ltd.	119	558
TELUS Corp.	16	1,117
Verizon Communications Inc.	125	6,135
Vodafone Group Plc	571	1,622
Vodafone Group Plc - ADR	87	2,469
Ziggo NV	100	3,508
		58,958
UTILITIES - 1.8%
AES Corp.	144	1,812
American Electric Power Co. Inc.	51	2,496
American Water Works Co. Inc.	47	1,948
Calpine Corp. (c)	129	2,654
CMS Energy Corp.	51	1,426
Dominion Resources Inc.	56	3,236
Duke Energy Corp.	27	1,932
Federal Hydrogenerating Co. JSC - ADR	467	895
National Grid Plc	332	3,852
NextEra Energy Inc.	60	4,697
PPL Corp.	65	2,045
Scottish & Southern Energy Plc	139	3,139
Tokyo Gas Co. Ltd.	628	3,395
		33,527
Total Common Stocks (cost $938,696)		1,059,928

PREFERRED STOCKS - 1.4%
CONSUMER DISCRETIONARY - 0.3%
General Motors Co., 4.75%	39	1,663
Volkswagen AG	23	4,555
		6,218
CONSUMER STAPLES - 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	39	2,063

FINANCIALS - 0.6%
Bank of America Corp., 8.63%, (callable at 25 beginning 05/13/13) (m)	84	2,130
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	165	537
Health Care REIT Inc., 6.50%, (callable at 100 beginning 04/20/18) (m)	23	1,411
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (m)	41	1,159
Itau Unibanco Holding SA	103	1,839
Royal Bank of Scotland Group Plc - ADR, 6.40%, (callable at 25 beginning 05/13/13), Series M (m)	26	584
Royal Bank of Scotland Group Plc - ADR, 6.75%, (callable at 25 beginning 05/13/13), Series Q (m)	14	335
Royal Bank of Scotland Group Plc - ADR, 7.25%, (callable at 25 beginning 05/13/13), Series T (m)	30	736
U.S. Bancorp, 6.00%, (callable at 25 beginning 04/15/17), Series G (m)	20	557
U.S. Bancorp, 6.50%, (callable at 25 beginning 01/15/22) (e) (m)	38	1,127
Wells Fargo & Co., Convertible Preferred, 7.50% (m)	1	864
		11,279
INDUSTRIALS - 0.1%
United Technologies Corp., 7.50%	15	916

INFORMATION TECHNOLOGY - 0.1%
Twitter Inc. Private Placement, Convertible Preferred, Series A (c) (f) (q)	1	20
Twitter Inc. Private Placement, Convertible Preferred, Series D (c) (f) (q)	96	1,633
		1,653
MATERIALS - 0.0%
Cliffs Natural Resources Inc., 7.00%, Class A	39	730

TELECOMMUNICATION SERVICES - 0.0%
Telecom Italia SpA - RNC	162	100

UTILITIES - 0.2%
NextEra Energy Inc., 5.60%	24	1,339
PPL Corp., 9.50%, 07/01/13	22	1,228
PPL Corp., 8.75%, 05/01/14	22	1,210
		3,777
Total Preferred Stocks (cost $24,864)		26,736

TRUST PREFERREDS - 0.3%
FINANCIALS - 0.3%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	70	2,001
GMAC Capital Trust I, 8.13%	85	2,302
RBS Capital Funding Trust VII, 6.08%, (callable at 25 beginning 05/13/13), Series G (m)	19	408
		4,711
HEALTH CARE - 0.0%
Omnicare Capital Trust II, 4.00% (e)	15	789

INDUSTRIALS - 0.0%
Continental Airlines Finance Trust II, 6.00%	3	154

Total Trust Preferreds (cost $4,925)		5,654

WARRANTS - 0.0%
Kinross Gold Corp. (c)	3	—
TFS Corp. Ltd. (c) (f)	370	56
TFS Corp. Ltd. (c) (f)	105	16

Total Warrants (cost $4)		72

PURCHASED OPTIONS - 0.7%
Activison Blizzard Inc. Call Option, Strike Price 20, Expiration 01/18/14, GSI	94,199	20
Aetna Inc. Call Option, Strike Price 60, Expiration 01/18/14, GSI	68,369	88
Agnico-Eagle Mines Ltd. Call Option, Strike Price 85, Expiration 01/17/14, DUB	73,451	11
Alcoa Inc. Call Option, Strike Price 15, Expiration 01/18/14, GSI	170,163	5
AngloGold Ashanti Ltd. Call Option, Strike Price 65, Expiration 01/17/14, DUB	87,103	—
AutoZone Inc. Call Option, Strike Price 550, Expiration 01/18/14, GSI	7,141	6
Bank of America Corp. Call Option, Strike Price 17, Expiration 01/18/14, GSI	379,836	69
Barrick Gold Corp. Call Option, Strike Price 80, Expiration 01/18/14	5,168	16
Best Buy Co. Call Option, Strike Price 30, Expiration 01/18/14, GSI	205,108	123
Boeing Co. Call Option, Strike Price 110, Expiration 01/18/14, GSI	60,773	25

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Boston Scientific Corp. Call Option, Strike Price 10, Expiration 01/18/14, GSI	171,686	43
Bristol-Myers Squibb Co. Call Option, Strike Price 50, Expiration 01/18/14, GSI	170,166	25
Broadcom Corp. Call Option, Strike Price 55, Expiration 01/18/14, GSI	91,159	7
Caterpillar Inc. Call Option, Strike Price 135, Expiration 01/18/14, GSI	98,757	12
CBOE Volitility Index Call Option, Strike Price 18, Expiration 05/22/13	41,800	52
Cisco Systems Inc. Call Option, Strike Price 30, Expiration 01/18/14, GSI	379,836	23
Citigroup Inc. Call Option, Strike Price 50, Expiration 01/18/14, GSI	379,836	897
Coeur d’Alene Mines Corp. Call Option, Strike Price 40, Expiration 01/17/14, DUB	34,849	5
Corning Inc. Call Option, Strike Price 20, Expiration 01/18/14, GSI	189,915	11
Eldorado Gold Corp. Call Option, Strike Price 25, Expiration 01/17/14, DUB	103,416	5
EMC Corp. Call Option, Strike Price 40, Expiration 01/18/14, GSI	265,885	6
Endeavour Silver Corp. Call Option, Strike Price 20, Expiration 01/17/14, DUB	27,690	1
Euro versus USD Put Option, Strike Price EUR 1.20, Expiration 06/03/13, CSI	7,325,000	16
First Majestic Silver Corp. Call Option, Strike Price 35, Expiration 01/17/14, DUB	17,496	2
Freeport-McMoRan Copper & Gold Inc. Call Option, Strike Price 65, Expiration 01/18/14, GSI	205,108	7
General Electric Co. Call Option, Strike Price 35, Expiration 01/18/14, GSI	379,836	9
Gold Fields Ltd. Call Option, Strike Price 22, Expiration 01/17/14, DUB	213,797	—
Goldcorp Inc. Call Option, Strike Price 80, Expiration 01/18/14	3,232	16
Golden Star Resources Ltd. Call Option, Strike Price 93.80, Expiration 03/14/14, GSI	23,150	595
Halliburton Co. Call Option, Strike Price 55, Expiration 01/18/14, GSI	144,338	54
Harmony Gold Mining Co. Ltd. Call Option, Strike Price 15, Expiration 01/17/14, DUB	54,529	1
Hewlett-Packard Co. Call Option, Strike Price 30, Expiration 01/18/14, GSI	379,836	310
Humana Inc. Call Option, Strike Price 105, Expiration 01/18/14, GSI	30,386	10
Humana Inc. Put Option, Strike Price 67.5, Expiration 08/17/13	251	118
IAMGOLD Corp. Call Option Strike Price 30, Expiration 01/17/14, DUB	91,972	2
Intel Corp. Call Option, Strike Price 40, Expiration 01/18/14, GSI	379,836	5
International Business Machines Corp. Call Option, Strike Price 295, Expiration 01/19/13, GSI	39,503	4
J.C. Penney Co. Inc. Call Option, Strike Price 55, Expiration 01/18/14, GSI	106,352	4
JPMorgan Chase & Co. Call Option, Strike Price 60, Expiration 01/18/14, GSI	379,836	131
Kinross Gold Corp. Call Option, Strike Price 20, Expiration 01/17/14, DUB	395,921	11
Korea Stock Exchange Put Option, Strike Price 243.53, Expiration 12/12/13, CIT	59	28
Las Vegas Sands Corp. Call Option, Strike Price 77.25, Expiration 01/17/14, GSI	136,738	112
Lowe’s Co. Inc. Call Option, Strike Price 45, Expiration 01/18/14, GSI	303,869	281
Marvell Technology Group Ltd. Call Option, Strike Price 20, Expiration 01/18/14, GSI	220,305	14
MasterCard Inc. Call Option, Strike Price 660, Expiration 01/18/14, GSI	11,395	85
McDonald’s Corp. Call Option, Strike Price 135, Expiration 01/18/14, GSI	68,370	4
Microsoft Corp. Call Option, Strike Price 45, Expiration 01/18/14, GSI	379,836	8
Monster Beverage Corp. Call Option, Strike Price 105, Expiration 01/18/14, GSI	53,177	3
NetApp Inc. Call Option, Strike Price 60, Expiration 01/18/14, GSI	124,586	9
New Gold Inc. Call Option, Strike Price 22, Expiration 01/17/14, DUB	58,659	2
Newmont Mining Corp. Call Option, Strike Price 90, Expiration 01/18/14	4,135	25
Nikkei-225 Stock Average Call Option, Strike Price JPY 9,354.06, Expiration 12/13/13, JPM	431	1,317
Nikkei-225 Stock Average Call Option, Strike Price JPY 9,400, Expiration 12/13/13, GSI	397	1,196
Nikkei-225 Stock Average Call Option, Strike Price JPY 9,600, Expiration 12/13/13, BOA	431	1,220
Nikkei-225 Stock Average Call Option, Strike Price JPY 9,617.63, Expiration 12/13/13, JPM	404	1,137
Nikkei-225 Stock Average Call Option, Strike Price JPY 9,685.15, Expiration 03/14/14, BNP	441	1,240
Nikkei-225 Stock Average Call Option, Strike Price JPY 11,000, Expiration 12/13/13, JPM	20	34
Nikkei-225 Stock Average Call Option, Strike Price JPY 11,000, Expiration 12/13/13, JPM	199	335
Nikkei-225 Stock Average Call Option, Strike Price JPY 11,000, Expiration 12/13/13, JPM	61	103
Nikkei-225 Stock Average Call Option, Strike Price JPY 11,400, Expiration 04/12/13	715	696
NovaGold Resources Inc. Call Option, Strike Price 12, Expiration 01/17/14, DUB	54,207	2
Pan American Silver Corp. Call Option, Strike Price 50, Expiration 01/17/14, DUB	98,904	2
Priceline.com Inc. Call Option, Strike Price 1,000, Expiration 01/18/14, GSI	15,193	80
Qualcomm Inc. Call Option, Strike Price 95, Expiration 01/18/14, GSI	151,932	22
Randgold Resources Ltd. Call Option, Strike Price 165, Expiration 01/17/14, DUB	13,351	3
Royal Gold Inc. Call Option, Strike Price 125, Expiration 01/17/14, DUB	13,156	6
Russell 2000 Index Put Option, Strike Price 890, Expiration 05/17/13, JPM	4,538	31
S&P 500 Index Put Option, Strike Price 1,470, Expiration 05/17/13, DUB	2,747	21
S&P 500 Index Put Option, Strike Price 1,470, Expiration 05/17/13, DUB	2,758	21
S&P 500 Index Put Option, Strike Price 1,510, Expiration 04/19/13, JPM	4,385	19
S&P 500 Index Put Option, Strike Price 1,520, Expiration 04/19/13, GSI	4,391	22
S&P 500 Index Put Option, Strike Price 1,520, Expiration 05/17/13, CSI	2,961	45
S&P 500 Index Put Option, Strike Price 1,520, Expiration 05/17/13, CSI	6,041	91
Safeway Inc. Call Option, Strike Price 25, Expiration 01/18/14, GSI	91,159	287
Seabridge Gold Inc. Call Option, Strike Price 30, Expiration 01/17/14, DUB	8,663	1

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Silver Standard Resources Inc. Call Option, Strike Price 30, Expiration 01/17/14, DUB	24,214	2
Silver Wheaton Corp. Call Option, Strike Price 55, Expiration 01/17/14, DUB	99,325	27
Silvercorp Metals Inc. Call Option, Strike Price 15, Expiration 01/17/14, DUB	56,485	—
Staples Inc. Call Option, Strike Price 20, Expiration 01/18/14, GSI	334,256	41
Starwood Hotels & Resorts Call Option, Strike Price 85, Expiration 01/18/14, GSI	22,790	9
Stillwater Mining Co. Call Option, Strike Price 25, Expiration 01/17/14, DUB	63,347	6
United Technologies Corp. Call Option, Strike Price 120, Expiration 01/18/14, GSI	57,735	11
UnitedHealth Group Inc. Call Option, Strike Price 85, Expiration 01/18/14, GSI	75,966	5
Visa Inc. Call Option, Strike Price 190, Expiration 01/18/14, GSI	34,944	165
Western Union Co. Call Option, Strike Price 25, Expiration 01/18/14, GSI	53,177	1
Yahoo! Inc. Call Option, Strike Price 25, Expiration 01/18/14, GSI	265,880	479
Yamana Gold Inc. Call Option, Strike Price 30, Expiration 01/17/14, DUB	237,746	22
Yum! Brands Inc. Call Option, Strike Price 100, Expiration 01/18/14, GSI	53,177	10

Total Purchased Options (cost $9,266)		12,025

INVESTMENT COMPANIES - 1.5%
ETFS Gold Trust (c)	16	2,465
ETFS Physical Palladium Trust (c)	12	908
ETFS Platinum Trust (c)	12	1,834
iShares Gold Trust Fund (a) (c)	435	6,756
SPDR Gold Trust (c)	108	16,708

Total Investment Companies (cost $30,567)		28,671

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Banc of America Large Loan Inc. REMIC, 2.50%, 11/15/15 (i) (r)	$2,130	2,142

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,114)		2,142

CORPORATE BONDS AND NOTES - 6.4%
CONSUMER DISCRETIONARY - 0.8%
Cablevision Systems Corp., 5.88%, 09/15/22 (e)	503	497
Daimler Finance North America LLC
0.88%, 01/09/15 (i) (r)	1,512	1,518
1.30%, 07/31/15 (r)	251	253
Delta Debtco Ltd. Term Loan, 9.25%, 10/30/19 (i) (q)	2,717	2,876
Delta Topco Ltd., 10.00%, 11/24/16 (f) (q)	1,782	1,782
Nara Cable Funding Ltd.
8.88%, 12/01/18 (r), EUR	740	994
8.88%, 12/01/18 (r)	400	413
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	1,000	1,010
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (r)	500	514
Univision Communications Inc. Converted Extended Term Loan, 4.75%, 02/25/20 (i)	2,000	2,010
Volkswagen International Finance NV Convertible Bond, 5.50%, 11/09/15 (r), EUR	2,300	3,007
		14,874
CONSUMER STAPLES - 0.2%
Anheuser-Busch InBev Worldwide Inc., 1.38%, 07/15/17	764	770
BAT International Finance Plc, 2.13%, 06/07/17 (r)	850	876
Celestial Nutrifoods Ltd. Convertible Bond, 0.00%, 06/12/11 (c) (d) (f) (q), SGD	400	3
China Milk Products Group Ltd. Convertible Bond, 0.00%, 01/05/12 (c) (d) (f) (q)	100	30
Olam International Ltd. Convertible Bond, 6.00%, 10/15/16 (e)	1,700	1,598
REI Agro Ltd. Convertible Bond
5.50%, 11/13/14 (q)	185	134
5.50%, 11/13/14 (q)	628	455
		3,866
ENERGY - 0.6%
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (r)	451	381
China Petroleum & Chemical Corp. Convertible Bond, 0.00%, 04/24/14 (j) (q), HKD	1,970	304
Cobalt International Energy Inc. Convertible Bond, 2.63%, 12/01/19	3,432	3,833
Consol Energy Inc., 8.00%, 04/01/17	1,690	1,825
Essar Energy Investment Ltd. Convertible Bond, 4.25%, 02/01/16 (f) (r)	1,500	1,215
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	879	967
OGX Austria GmbH, 8.50%, 06/01/18 (e) (r)	1,608	1,254
Reliance Holdings USA Inc.
4.50%, 10/19/20 (e) (r)	525	550
5.40%, 02/14/22 (e) (r)	250	279
TNK-BP Finance SA
7.50%, 07/18/16 (q)	100	115
7.50%, 07/18/16 (r)	375	430
6.63%, 03/20/17 (r)	468	529
		11,682
FINANCIALS - 2.9%
Ally Financial Inc., 4.50%, 02/11/14	720	735
Banco Bradesco SA, 4.50%, 01/12/17 (r)	1,059	1,130
Banco Del Estado De Chile, 2.03%, 04/02/15	1,350	1,382
Banco Santander Chile, 2.29%, 02/14/14 (i) (r)	450	446
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.13%, 11/09/22 (e) (r)	835	839
Bank of America Corp.
2.00%, 01/11/18	1,489	1,482
1.35%, 03/22/18 (i)	796	795
Barclays Bank Plc, 7.63%, 11/21/22 (e)	2,434	2,401
CapitaLand Ltd. Convertible Bond
2.10%, 11/15/16, SGD	2,250	1,823
3.13%, 03/05/18, SGD	1,750	1,529
2.95%, 06/20/22 (q), SGD	4,500	3,621
CIT Group Inc., 4.75%, 02/15/15 (r)	1,079	1,130
Citigroup Inc., 5.95%, (callable at 100 beginning 01/30/23) (m)	870	903
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/17	1,471	1,575
3.95%, 11/09/22	623	627
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (q)	906	967
Credit Suisse Group Guernsey V Ltd. Convertible Bond, 4.00%, 03/29/13 (q), CHF	839	1,360
Dana Gas Sukuk Ltd. Convertible Bond, 7.50%, 10/31/49 (c) (d) (e) (q)	5,840	5,138

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Deutsche Bank Capital Funding Trust VII, 5.63%, (callable at 100 beginning 01/19/16) (m) (e) (r)	89	85
Export-Import Bank of Korea, 1.25%, 11/20/15	640	640
Ford Motor Credit Co. LLC, 2.38%, 01/16/18	1,075	1,069
Forest City Enterprises Inc. Convertible Bond, 4.25%, 08/15/18 (e)	1,030	1,140
General Electric Capital Corp. - Series B
6.25% (callable at 100 beginning 12/15/22) (m)	1,600	1,756
6.00%, 08/07/19	1,050	1,275
GNL Quintero SA Term Loan, 1.32%, 06/20/23 (i) (q)	1,069	934
HSBC USA Inc., 1.63%, 01/16/18	1,200	1,199
Hyundai Capital America
1.63%, 10/02/15 (r)	338	340
2.13%, 10/02/17 (r)	530	534
ICICI Bank Ltd., 4.70%, 02/21/18 (r)	618	652
Intesa Sanpaolo SpA, 3.13%, 01/15/16	1,546	1,511
Keppel Land Ltd. Convertible Bond, 2.50%, 06/23/13, SGD	400	323
Lloyds TSB Bank Plc, 13.00%, (callable at 100 beginning 01/22/29) (m), GBP	1,825	4,076
Morgan Stanley, 4.75%, 03/22/17 (e)	629	694
Nordea Bank AB, 3.13%, 03/20/17 (e) (r)	1,002	1,060
Numericable Finance & Co. SCA, 12.38%, 02/15/19 (r), EUR	100	152
Pyrus Ltd. Convertible Bond
7.50%, 12/20/15 (q)	400	503
7.50%, 12/20/15 (q)	1,100	1,383
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22 (e) (r)	1,078	1,077
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22 (q)	800	863
UBS AG, 5.88%, 12/20/17	349	414
USB Capital IX, 3.50%, (callable at 100 beginning 05/13/13) (m)	1,359	1,261
Wharf Finance Ltd. Convertible Bond, 2.30%, 06/07/14, HKD	8,000	1,057
Zeus Capital Ltd. Convertible Bond, 0.01%, 08/19/13 (q), JPY	96,000	994
Zeus Cayman II Convertible Bond, 0.02%, 08/18/16 (q), JPY	50,000	641
		53,516
HEALTH CARE - 0.7%
Bio City Development Co. BV Convertible Bond, 8.00%, 07/06/18 (f) (q)	600	599
Brookdale Senior Living Inc., 2.75%, 06/15/18 (e)	205	247
Capsugel FinanceCo SCA, 9.88%, 08/01/19 (r), EUR	150	216
Cubist Pharmaceuticals Inc. Convertible Bond, 2.50%, 11/01/17	702	1,197
DaVita Inc., 6.38%, 11/01/18	229	244
DJO Finance LLC, 9.75%, 10/15/17	80	83
Gilead Sciences Inc. Convertible Bond, 1.63%, 05/01/16	1,832	3,977
Hologic Inc. Convertible Bond, 2.00%, 12/15/37 (k)	2,050	2,475
Hypermarcas SA, 6.50%, 04/20/21 (r)	535	579
Mylan Inc. Convertible Bond, 3.75%, 09/15/15	1,728	3,829
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	15	16
		13,462
INDUSTRIALS - 0.2%
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	1,059	1,127
Inversiones Alsacia SA, 8.00%, 08/18/18 (q)	973	924
Navistar International Corp. Term Loan, 7.00%, 08/17/17 (i)	190	191
Odebrecht Finance Ltd., 5.13%, 06/26/22 (r)	654	688
Suzlon Energy Ltd. Convertible Bond
0.00%,10/11/12 (c) (d) (q)	483	321
0.00%,07/25/14 (j) (q)	933	607
Viterra Inc., 5.95%, 08/01/20 (r)	163	175
		4,033
INFORMATION TECHNOLOGY - 0.3%
Electronic Arts Inc. Convertible Bond, 0.75%, 07/15/16	582	564
Salesforce.com Inc., 0.25%, 04/01/18 (r)	2,162	2,166
SunGard Data Systems Inc., 7.38%, 11/15/18 (e)	870	931
Take-Two Interactive Software Inc. Convertible Bond
4.38%, 06/01/14	368	569
1.75%, 12/01/16 (e)	1,662	1,908
		6,138
MATERIALS - 0.3%
Building Materials Corp. of America, 6.88%, 08/15/18 (r)	267	286
Constellium Holdco BV Term Loan B
0.00%,02/25/20 (i) (q)	517	526
0.00%,02/25/20 (i) (q), EUR	517	673
Crown Cork & Seal Co. Inc., 7.50%, 12/15/96	68	66
Essar Steel Algoma Inc. Term Loan, 8.75%, 09/18/14 (i)	570	579
FMG Resources August 2006 Pty Ltd., 6.00%, 04/01/17 (e) (r)	451	463
Texas Industries Inc., 9.25%, 08/15/20 (e)	1,203	1,314
TFS Corp. Ltd., 11.00%, 07/15/18 (e) (q)	1,284	1,206
		5,113
TELECOMMUNICATION SERVICES - 0.4%
British Telecommunications Plc, 1.41%, 12/20/13 (i)	296	298
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (e) (r)	682	684
Cricket Communications Inc., 7.75%, 10/15/20 (e)	658	656
Cricket Communications Inc. Term Loan, 3.50%, 02/22/20 (i)	1,270	1,277
Hughes Satellite Systems Corp.
6.50%, 06/15/19	277	304
7.63%, 06/15/21 (e)	149	171
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e)	1,100	1,224
Vodafone Group Plc, 2.88%, 03/16/16	1,000	1,054
Vodafone Group Plc Term Loan, 6.25%, 07/11/16 (i) (q)	214	219
Ziggo NV, 3.63%, 03/27/20 (r), EUR	410	526
		6,413
UTILITIES - 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (r)	20	10
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15 (i) (q)	188	189
		199

Total Corporate Bonds and Notes (cost $113,448)		119,296

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 13.9%
GOVERNMENT SECURITIES - 13.9%
Sovereign - 7.5%
Australia Government Bond
5.50%, 12/15/13 - 04/21/23, AUD	19,949	23,651
5.75%, 05/15/21, AUD	4,356	5,314
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21, BRL	21,587	11,095
Canada Government Bond
4.00%, 06/01/16, CAD	1,801	1,930
1.50%, 03/01/17, CAD	3,198	3,179
3.50%, 06/01/20, CAD	2,368	2,635
Federal Republic of Germany
4.25%, 07/04/17, EUR	12,444	18,700
3.50%, 07/04/19, EUR	9,800	14,862
Hong Kong Government Bond
1.67%, 03/24/14, HKD	7,400	967
3.51%, 12/08/14, HKD	15,650	2,129
1.69%, 12/22/14, HKD	7,900	1,044
0.27%, 12/18/17, HKD	7,950	1,012
3.56%, 06/25/18, HKD	4,800	713
Malaysia Government Bond
3.21%, 05/31/13, MYR	10,176	3,287
3.46%, 07/31/13, MYR	6,147	1,988
5.09%, 04/30/14, MYR	10,423	3,439
Netherlands Government Bond, 1.00%, 02/24/17 (r)	1,861	1,877
Queensland Treasury Corp., 6.00%, 09/14/17 - 06/14/21, AUD	5,514	6,455
Russia Government Bond, 7.50%, 02/27/19, RUB	64,976	2,197
Switzerland Government Bond
2.00%, 04/28/21 - 05/25/22, CHF	1,185	1,397
4.00%, 02/11/23, CHF	1,145	1,579
Turkey Government Bond
0.00%, 05/15/13 - 09/11/13 (j), TRY	6,289	3,430
4.55%, 07/17/13, TRY	2,088	1,133
Turkey Government International Bond, 6.75%, 04/03/18	3,375	3,982
United Kingdom Treasury Bond, 4.75%, 03/07/20, GBP	12,190	22,946
Vnesheconombank Via VEB Finance Plc, 6.03%, 07/05/22 (r)	500	553
		141,494
Treasury Inflation Index Securities - 0.8%
Brazil Notas do Tesouro Nacional Inflation Indexed Note, 6.00%, 08/15/22 (s), BRL	11,085	14,604

U.S. Treasury Securities - 5.6%
U.S. Treasury Note
2.25%, 03/31/16	16,834	17,781
0.63%, 09/30/17	8,504	8,487
1.38%, 09/30/18	9,126	9,371
1.00%, 09/30/19	6,539	6,490
1.25%, 10/31/19	2,316	2,333
3.50%, 05/15/20	28,296	32,673
2.63%, 08/15/20	14,887	16,261
2.00%, 11/15/21	2,924	3,015
1.75%, 05/15/22	3,380	3,389
1.63%, 11/15/22	5,213	5,121
		104,921
Total Government and Agency Obligations (cost $260,594)		261,019

SHORT TERM INVESTMENTS - 23.0%
Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	62,624	62,624

Treasury Securities - 19.6%
Japan Treasury Bill
0.00%,05/13/13, JPY	420,000	4,461
0.00%,06/20/13, JPY	350,000	3,718
0.00%,09/10/13, JPY	540,000	5,736
Mexico Cetes
0.34%, 04/04/13, MXN	69,973	5,663
0.32%, 08/22/13, MXN	22,679	1,806
0.32%, 09/05/13, MXN	29,871	2,376
0.32%, 09/19/13, MXN	60,775	4,826
U.S. Treasury Bill
0.07%, 04/04/13	$38,860	38,860
0.05%, 04/11/13	44,500	44,499
0.08%, 04/18/13	14,695	14,694
0.07%, 04/25/13	7,750	7,749
0.07%, 05/02/13	84,750	84,743
0.08%, 05/09/13	35,070	35,067
0.08%, 05/16/13	9,300	9,299
0.09%, 05/23/13	29,000	28,998
0.07%, 06/06/13	11,700	11,699
0.09%, 06/13/13	50,865	50,859
0.06%, 06/20/13	12,800	12,798
		367,851
Total Short Term Investments (cost $430,321)		430,475

Total Investments - 103.8% (cost $1,814,799)		1,946,018
Total Securities Sold Short - (0.2%) (proceeds $2,743)		(3,198)
Other Assets and Liabilities, Net - (3.6%)		(68,119)
Total Net Assets - 100.0%		$1,874,701

SECURITIES SOLD SHORT — 0.2%
COMMON STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Fast Retailing Co. Ltd.	10	$3,198

Total Securities Sold Short - 0.2% (proceeds $2,743)		$3,198

JNL/Brookfield Global Infrastructure Fund
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 0.8%
Eutelsat Communications Group SA	86	$3,044

ENERGY - 44.1%
Access Midstream Partners LP	239	9,654
Enbridge Inc. (e)	461	21,468
Energy Transfer Equity LP	168	9,821
Enterprise Products Partners LP	184	11,108
EQT Midstream Partners LP	98	3,795
Inergy LP	386	7,879
Keyera Corp. (e)	105	5,912
Kinder Morgan Inc.	512	19,791
MarkWest Energy Partners LP	126	7,651
MPLX LP	106	3,955
Pembina Pipeline Corp. (e)	192	6,081
Spectra Energy Corp.	391	12,029
Sunoco Logistics Partners LP	150	9,789
Targa Resources Corp.	71	4,812

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Teekay Corp.	111	3,999
Tesoro Logistics LP	29	1,565
TransCanada Corp. (e)	263	12,542
Veresen Inc. (e)	150	1,908
Western Gas Equity Partners LP	83	2,854
Williams Cos. Inc.	419	15,703
		172,316
FINANCIALS - 5.2%
American Tower Corp.	262	20,177

INDUSTRIALS - 14.9%
Abertis Infraestructuras SA - Class A (e)	294	4,951
Anhui Expressway Co. - Class H	1,597	817
Beijing Enterprises Holdings Ltd.	949	7,320
DP World Ltd.	252	3,464
Flughafen Zuerich AG	11	5,208
Fraport AG Frankfurt Airport Services Worldwide	34	1,926
Groupe Eurotunnel SA	871	6,941
Guangshen Railway Co. Ltd. - Class H (e)	3,840	1,884
Hutchison Port Holdings Trust	4,704	4,013
Jiangsu Expressway Co. Ltd. - Class H	1,486	1,490
Koninklijke Vopak NV	115	6,907
Norfolk Southern Corp.	77	5,951
Sichuan Expressway Co. Ltd. - Class H	2,488	806
Union Pacific Corp.	36	5,127
Zhejiang Expressway Co. Ltd. - Class H	1,891	1,496
		58,301
TELECOMMUNICATION SERVICES - 5.7%
Crown Castle International Corp. (c)	192	13,340
SBA Communications Corp. (c)	124	8,901
		22,241
UTILITIES - 27.4%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	125	5,976
Hong Kong & China Gas Co. Ltd.	4,048	11,827
Infraestructura Energetica Nova SAB de CV	618	1,970
National Grid Plc	1,422	16,528
Northeast Utilities	180	7,824
Oneok Inc.	249	11,888
Sempra Energy	193	15,445
Severn Trent Plc	152	3,948
Snam Rete Gas SpA	1,667	7,616
Southwest Gas Corp.	111	5,275
Spark Infrastructure Group	1,111	1,924
Tokyo Gas Co. Ltd.	1,468	7,937
Transmissora Alianca de Energia Eletrica SA (q)	308	3,404
United Utilities Group Plc	506	5,450
		107,012
Total Common Stocks (cost $334,551)		383,091

SHORT TERM INVESTMENTS - 11.4%
Investment Company - 3.4%
JNL Money Market Fund, 0.03% (a) (h)	13,141	13,141

Securities Lending Collateral - 8.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	31,489	31,489

Total Short Term Investments (cost $44,630)		44,630

Total Investments - 109.5% (cost $379,181)		427,721
Other Assets and Liabilities, Net - (9.5%)		(37,250)
Total Net Assets - 100.0%		$390,471

JNL/Capital Guardian Global Balanced Fund
COMMON STOCKS - 65.8%
CONSUMER DISCRETIONARY - 9.1%
Amazon.com Inc. (c)	1	$373
Anta Sports Products Ltd. (e)	125	107
Arcos Dorados Holdings Inc. - Class A (e)	84	1,106
Bajaj Auto Ltd.	7	243
Bayerische Motoren Werke AG	8	658
Carnival Corp.	15	511
Coach Inc.	23	1,140
Comcast Corp. - Class A	23	975
Compagnie Financiere Richemont SA - Class A	14	1,075
Daimler AG (e)	45	2,446
Darden Restaurants Inc.	9	444
Denso Corp.	19	790
Discovery Communications Inc. - Class A (c)	24	1,874
Dollar General Corp. (c)	17	840
Dongfeng Motor Group Co. Ltd. - Class H	942	1,328
DreamWorks Animation SKG Inc. - Class A (c) (e)	29	557
Fast Retailing Co. Ltd.	3	863
Ford Motor Co.	40	526
Gannett Co. Inc.	78	1,699
GKN Plc (q)	590	2,378
Home Depot Inc.	38	2,617
Hyundai Mobis	9	2,628
Inchcape Plc	211	1,617
JUMBO SA	61	431
Li & Fung Ltd.	326	451
Nike Inc. - Class B	17	980
OPAP SA	143	1,129
SES SA - FDR - Class A	57	1,772
Signet Jewelers Ltd.	26	1,729
Sirius XM Radio Inc. (e)	233	718
Starbucks Corp.	29	1,635
Stella International Holdings Ltd.	51	152
Swatch Group AG	1	51
Swatch Group AG - Class B	1	303
Tiffany & Co.	26	1,815
Time Warner Cable Inc.	6	567
Toyota Motor Corp.	18	923
Walt Disney Co.	8	454
		39,905
CONSUMER STAPLES - 3.7%
Ajinomoto Co. Inc.	46	679
Coca-Cola Amatil Ltd.	53	803
Glanbia Plc	92	1,095
Hypermarcas SA (c)	97	769
Imperial Tobacco Group Plc	25	859
Japan Tobacco Inc. (q)	44	1,395
Nestle SA	56	4,041
Pernod-Ricard SA	39	4,806
SABMiller Plc	5	264
Unilever NV - CVA	22	918
Woolworths Ltd.	12	417
		16,046
ENERGY - 4.8%
BG Group Plc	55	943
Cameco Corp. (e)	58	1,197
Cenovus Energy Inc.	46	1,409
Chevron Corp.	11	1,343
China Petroleum & Chemical Corp. - Class H	1,144	1,342
Cobalt International Energy Inc. (c)	76	2,155
Ensco Plc - Class A	14	834
Fugro NV - CVA	4	244

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Gazprom OAO - ADR	15	130
Gazprom OAO - ADR	1	9
Halliburton Co.	90	3,645
Lukoil OAO - ADR	22	1,410
Noble Energy Inc.	17	2,013
Oil Search Ltd.	107	833
Royal Dutch Shell Plc - Class A	24	778
Schlumberger Ltd.	17	1,269
SeaDrill Ltd.	11	386
Tullow Oil Plc	44	826
		20,766
FINANCIALS - 13.5%
ACE Ltd.	32	2,803
AFLAC Inc.	18	957
AIA Group Ltd. (q)	1,212	5,329
American Tower Corp. REIT	29	2,223
Aon Plc - Class A	18	1,082
Azrieli Group	23	652
Banco Bradesco SA - ADR (e)	68	1,159
Bank Mandiri Persero Tbk PT	383	396
Bank of China Ltd. - Class H	810	377
Bank Pekao SA	3	128
Barclays Plc	280	1,244
BB&T Corp.	80	2,511
BlackRock Inc.	9	2,338
BNP Paribas	30	1,564
CaixaBank SA	76	259
Cheung Kong Holdings Ltd.	80	1,185
China Life Insurance Co. Ltd. - Class H	139	363
CME Group Inc. - Class A	26	1,596
DBS Group Holdings Ltd.	76	990
Deutsche Wohnen AG (q)	22	391
Goldman Sachs Group Inc.	18	2,649
Grupo Financiero Inbursa SAB de CV	137	396
Hana Financial Group Inc.	28	997
HSBC Holdings Plc	225	2,396
HSBC Holdings Plc	100	1,070
ICICI Bank Ltd.	53	1,035
Industrial & Commercial Bank of China - Class H	6,101	4,291
Intact Financial Corp.	3	178
JPMorgan Chase & Co.	40	1,884
Kotak Mahindra Bank Ltd.	77	926
Link REIT	262	1,429
Marsh & McLennan Cos. Inc.	75	2,836
Nomura Real Estate Holdings Inc.	19	424
Partners Group Holding AG (q)	7	1,805
Sampo Oyj - Class A	64	2,478
Sberbank of Russia - ADR	197	2,529
Sberbank of Russia - GDR (c) (q)	51	647
Standard Chartered Plc	26	676
Sumitomo Mitsui Financial Group Inc.	39	1,600
Svenska Handelsbanken AB - Class A (e)	24	1,027
Vienna Insurance Group AG Wiener Versicherung Gruppe	4	199
		59,019
HEALTH CARE - 8.5%
Allergan Inc.	6	670
Baxter International Inc.	24	1,743
Bayer AG	43	4,440
Bristol-Myers Squibb Co.	160	6,578
Cerner Corp. (c)	11	1,071
Express Scripts Holding Co. (c)	37	2,116
Gilead Sciences Inc. (c)	227	11,097
Novo-Nordisk A/S - Class B	7	1,203
Roche Holding AG	7	1,613
Seattle Genetics Inc. (c) (e)	112	3,970
Sonova Holding AG	6	712
Sysmex Corp. (e)	29	1,755
		36,968
INDUSTRIALS - 8.3%
Andritz AG (e)	15	1,041
Assa Abloy AB - Class B	46	1,860
Beijing Enterprises Holdings Ltd.	436	3,359
Bilfinger SE	11	1,159
Caterpillar Inc.	40	3,505
CCR SA	32	324
Danaher Corp.	40	2,505
Eaton Corp. Plc	83	5,108
Enka Insaat ve Sanayi A/S	91	282
Fanuc Ltd.	4	677
General Electric Co.	23	536
IDEX Corp.	14	748
IJM Corp. Bhd	153	273
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV - Class B-1 (c) (e)	718	1,551
Iron Mountain Inc.	20	743
Jardine Matheson Holdings Ltd.	7	443
Kubota Corp.	28	406
Marubeni Corp.	97	743
Nielsen Holdings NV	28	996
Norfolk Southern Corp.	29	2,258
Progressive Waste Solutions Ltd. (e)	71	1,504
Sany Heavy Equipment International Holdings Co. Ltd. (e)	589	273
Schneider Electric SA	43	3,110
SMC Corp. (e)	4	816
Sumitomo Corp.	22	280
Sumitomo Electric Industries Ltd.	43	523
United Technologies Corp.	11	981
		36,004
INFORMATION TECHNOLOGY - 10.1%
Accenture Plc - Class A	16	1,200
Apple Inc.	5	2,257
ASML Holding NV	44	2,965
ASML Holding NV - ADR (e)	2	143
Asustek Computer Inc.	126	1,500
Broadcom Corp. - Class A	59	2,049
Cognizant Technology Solutions Corp. - Class A (c)	13	981
Daum Communications Corp.	13	1,045
Delta Electronics Inc.	166	696
Freescale Semiconductor Ltd. (c)	29	435
Gemalto NV	22	1,892
Genpact Ltd.	170	3,085
Google Inc. - Class A (c)	4	2,970
Hamamatsu Photonics KK	14	567
Hewlett-Packard Co.	21	491
Hitachi Ltd.	311	1,816
International Business Machines Corp.	3	597
Jabil Circuit Inc.	60	1,101
Keyence Corp.	7	2,201
Murata Manufacturing Co. Ltd. (e)	33	2,495
Oracle Corp.	88	2,839
Oracle Corp. Japan	27	1,214
PTC Inc. (c)	40	1,030
QUALCOMM Inc.	14	911
Samsung Electronics Co. Ltd.	2	2,342
Samsung Electronics Co. Ltd. - GDR	—	202
SK Hynix Inc. (c)	6	146
Texas Instruments Inc.	38	1,362

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Trend Micro Inc. (e)	14	401
VeriSign Inc. (c)	13	634
Visa Inc. - Class A	7	1,138
Yahoo! Japan Corp. (e)	1	402
Yandex NV - Class A (c)	38	888
		43,995
MATERIALS - 4.2%
Air Products & Chemicals Inc.	7	584
Alacer Gold Corp. (c)	20	82
Allegheny Technologies Inc.	12	390
Anglo American Plc	10	245
Barrick Gold Corp.	4	109
Barrick Gold Corp.	30	870
Centerra Gold Inc.	29	171
Cliffs Natural Resources Inc. (e)	14	260
Glencore International Plc (e)	117	632
Holcim Ltd.	13	999
Iluka Resources Ltd. (e)	27	265
Inmet Mining Corp.	24	1,572
Koninklijke DSM NV	25	1,430
Lee & Man Paper Manufacturing Ltd.	1,471	1,156
Mondi Plc	56	756
Monsanto Co.	28	2,947
Mosaic Co.	25	1,490
OCI Co. Ltd.	4	568
Rio Tinto Plc	6	273
Syngenta AG	7	2,746
Wacker Chemie AG	5	344
Xstrata Plc	15	248
		18,137
TELECOMMUNICATION SERVICES - 3.4%
AT&T Inc.	18	657
Bharti Airtel Ltd.	271	1,455
HKT Trust (q)	1,478	1,481
KDDI Corp. (e)	33	1,380
Oi SA	59	203
Oi SA - ADR (e)	19	64
Oi SA - ADR (e)	267	810
Portugal Telecom SGPS SA (e)	127	630
Rostelecom OJSC - ADR (e)	10	236
Singapore Telecommunications Ltd.	496	1,438
SK Telecom Co. Ltd.	13	2,109
SoftBank Corp.	87	4,008
Telekomunikacja Polska SA	74	152
TELUS Corp.	4	290
		14,913
UTILITIES - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	79	543
Cia de Saneamento Basico do Estado de Sao Paulo	5	257
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	3	124
Cia de Saneamento de Minas Gerais	5	126
		1,050
Total Common Stocks (cost $235,849)		286,803

PREFERRED STOCKS - 0.5%
INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd., 13.00% (f)	7	—

MATERIALS - 0.3%
Fuchs Petrolub AG	16	1,339

TELECOMMUNICATION SERVICES - 0.2%
Oi SA	247	754

Total Preferred Stocks (cost $2,329)		2,093

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Banc of America Commercial Mortgage Inc. REMIC, 5.89%, 07/10/44 (i)	$35	39
Banc of America Commercial Mortgage Trust REMIC, 6.19%, 02/10/51 (i)	70	84
Commercial Mortgage Pass-Through Certificates REMIC, 5.55%, 01/15/49 (i)	45	50
Commercial Mortgage Trust REMIC, 5.87%, 12/10/49 (i)	25	28
Credit Suisse Mortgage Capital Certificates REMIC, 5.70%, 09/15/40 (i)	50	58
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	50	57
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.72%, 02/15/51	25	29
LB-UBS Commercial Mortgage Trust REMIC, 5.43%, 02/15/40	70	79
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.94%, 08/12/49 (i)	25	29
Wachovia Bank Commercial Mortgage Trust REMIC
5.50%, 04/15/47	25	29
5.59%, 04/15/47 (i)	20	22

Total Non-U.S. Government Agency Asset-Backed Securities (cost $504)		504

CORPORATE BONDS AND NOTES - 6.9%
CONSUMER DISCRETIONARY - 0.5%
Altegrity Inc., 10.50%, 11/01/15 (q)	200	177
CCO Holdings LLC, 7.25%, 10/30/17 (e)	400	432
Comcast Corp., 5.88%, 02/15/18	250	302
MGM Resorts International, 5.88%, 02/27/14	350	364
Michaels Stores Inc., 7.75%, 11/01/18	550	601
NBCUniversal Enterprise Inc., 1.97%, 04/15/19 (q)	350	351
Time Warner Inc.
4.75%, 03/29/21	40	45
6.25%, 03/29/41	40	47
		2,319
CONSUMER STAPLES - 0.6%
Anheuser-Busch InBev Finance Inc., 2.63%, 01/17/23	250	247
Anheuser-Busch InBev NV, 8.63%, 01/30/17, EUR	425	702
Anheuser-Busch InBev Worldwide Inc., 2.50%, 07/15/22	150	148
ConAgra Foods Inc.
1.30%, 01/25/16	30	30
3.20%, 01/25/23	30	30
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	250	384
Reynolds Group Issuer Inc., 7.88%, 08/15/19 (e)	325	358
Tesco Plc, 5.50%, 01/13/33, GBP	300	515
		2,414
ENERGY - 0.6%
Anadarko Petroleum Corp., 6.38%, 09/15/17	60	72
Apache Corp., 2.63%, 01/15/23	70	68

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	60	68
Chevron Corp., 1.10%, 12/05/17	70	70
Enbridge Energy Partners LP, 5.20%, 03/15/20	120	135
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	200	233
6.85%, 02/15/20	40	50
PDC Energy Inc., 7.75%, 10/15/22 (e) (q)	100	106
Petrobras International Finance Co., 5.75%, 01/20/20	90	99
Petroleos Mexicanos
8.00%, 05/03/19	100	128
6.50%, 06/02/41	55	65
Shell International Finance BV, 3.63%, 08/21/42 (e)	100	97
Statoil ASA
1.20%, 01/17/18	35	35
5.25%, 04/15/19	40	48
Total Capital Canada Ltd., 2.75%, 07/15/23	20	20
Total Capital International SA, 1.55%, 06/28/17	70	71
TransCanada Pipelines Ltd., 6.50%, 08/15/18	475	591
Transocean Inc., 5.05%, 12/15/16	350	389
Williams Partners LP, 5.25%, 03/15/20	350	399
		2,744
FINANCIALS - 2.8%
AvalonBay Communities Inc., 2.85%, 03/15/23	35	34
Bank of America Corp.
2.00%, 01/11/18	260	259
3.30%, 01/11/23	30	30
Barclays Bank Plc, 5.13%, 01/08/20 (e)	285	328
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	275	280
BNP Paribas SA
5.00%, 01/15/21	350	395
3.25%, 03/03/23	175	170
CIT Group Inc., 4.25%, 08/15/17	275	287
ERP Operating LP
4.75%, 07/15/20	275	311
4.63%, 12/15/21	40	45
European Investment Bank, 4.63%, 04/15/20, EUR	1,050	1,642
Ford Motor Credit Co. LLC, 2.38%, 01/16/18	400	398
General Electric Capital Corp.
1.63%, 04/02/18	200	199
3.10%, 01/09/23	40	40
General Electric Capital European Funding, 5.38%, 01/23/20, EUR	250	392
Goldman Sachs Group Inc.
5.25%, 07/27/21	200	227
3.63%, 01/22/23	405	408
HSBC Bank Plc, 4.75%, 01/19/21 (q)	585	669
JPMorgan Chase & Co.
1.80%, 01/25/18 (e)	50	50
3.25%, 09/23/22	180	180
3.20%, 01/25/23	180	180
Kimco Realty Corp., 5.58%, 11/23/15 (e)	325	361
Lloyds TSB Bank Plc, 6.50%, 03/24/20, EUR	500	708
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	341
Morgan Stanley, 1.75%, 02/25/16	15	15
Nordea Hypotek AB, 4.00%, 06/18/14, SEK	2,600	411
PNC Financial Services Group Inc., 2.85%, 11/09/22 (k)	80	79
ProLogis LP, 7.38%, 10/30/19	600	751
Realogy Group LLC, 7.88%, 02/15/19 (e) (q)	275	301
Regions Financial Corp., 4.88%, 04/26/13	60	60
Royal Bank of Canada, 1.50%, 01/16/18	50	50
Royal Bank of Scotland Plc
4.38%, 07/13/16, EUR	250	358
5.50%, 03/23/20, EUR	250	379
RSA Insurance Group Plc, 8.50%, (callable at 100 beginning 12/08/14) (m), GBP	100	161
Simon Property Group LP, 1.50%, 02/01/18 (q)	50	50
Standard Chartered Plc
3.85%, 04/27/15 (q)	225	237
3.95%, 01/11/23 (q)	300	299
Toys R Us Property Co. II LLC, 8.50%, 12/01/17	200	211
UBS AG, 4.88%, 08/04/20	345	400
Westfield Europe Finance Plc., 5.50%, 06/27/17, GBP	150	260
		11,956
HEALTH CARE - 0.7%
AbbVie Inc.
2.90%, 11/06/22 (q)	50	50
4.40%, 11/06/42 (q)	30	30
Amgen Inc., 2.13%, 05/15/17	60	62
Bausch & Lomb Inc., 9.88%, 11/01/15	122	126
Cardinal Health Inc., 4.63%, 12/15/20	70	79
Express Scripts Holding Co., 3.90%, 02/15/22	80	86
Express Scripts Inc., 3.13%, 05/15/16	60	63
Gilead Sciences Inc., 4.40%, 12/01/21	60	68
HCA Inc., 6.38%, 01/15/15	500	536
Kinetic Concepts Inc., 12.50%, 11/01/19 (e)	250	246
McKesson Corp.
0.95%, 12/04/15	50	50
2.70%, 12/15/22	30	30
Merck & Co. Inc.
5.38%, 10/01/14, EUR	350	481
6.00%, 09/15/17	250	303
Patheon Inc. Term Loan B, 7.25%, 12/14/18 (i)	324	329
Roche Holdings Inc., 6.00%, 03/01/19 (l) (q)	150	187
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20	65	65
UnitedHealth Group Inc., 2.88%, 03/15/23 (e)	50	50
VPI Escrow Corp., 6.38%, 10/15/20 (q)	300	316
		3,157
INDUSTRIALS - 0.3%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	130	138
CEVA Group Plc, 8.38%, 12/01/17 (e) (q)	400	412
Newcrest Finance Pty Ltd., 4.20%, 10/01/22 (q)	25	26
Norfolk Southern Corp., 3.25%, 12/01/21	225	235
TransDigm Inc., 7.75%, 12/15/18 (e)	200	219
Union Pacific Corp., 2.75%, 04/15/23	150	151
United Technologies Corp., 1.80%, 06/01/17	70	72
Volvo AB, 5.00%, 05/31/17, EUR	150	219
		1,472
INFORMATION TECHNOLOGY - 0.2%
First Data Corp.
9.88%, 09/24/15	23	24
8.25%, 01/15/21 (q)	350	364
12.63%, 01/15/21	201	218
8.75%, 01/15/22 (q)	100	106
International Business Machines Corp.
0.75%, 05/11/15	130	131
1.88%, 08/01/22 (e)	100	95
		938
MATERIALS - 0.2%
ArcelorMittal, 6.75%, 02/25/22 (e) (l)	150	164
Cemex Espana Luxembourg, 9.25%, 05/12/20 (q)	95	105

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Cemex Finance LLC, 9.38%, 10/12/22 (e) (q)	200	232
Inmet Mining Corp., 8.75%, 06/01/20 (q)	175	194
Rio Tinto Finance USA Plc, 2.88%, 08/21/22 (e)	70	69
Xstrata Finance Canada Ltd., 4.95%, 11/15/21 (q)	40	43
		807
TELECOMMUNICATION SERVICES - 0.4%
AT&T Inc., 2.95%, 05/15/16	500	529
Clearwire Communications LLC, 14.75%, 12/01/16 (q)	250	350
Frontier Communications Corp., 9.25%, 07/01/21	375	430
Koninklijke KPN NV
4.75%, 01/17/17, EUR	200	285
8.38%, 10/01/30	30	39
Telecom Italia SpA, 8.25%, 03/21/16, EUR	150	222
		1,855
UTILITIES - 0.6%
Abu Dhabi National Energy Co., 6.17%, 10/25/17	650	762
AES Corp.
7.75%, 10/15/15	125	141
8.00%, 10/15/17	200	235
American Electric Power Co. Inc., 1.65%, 12/15/17 (e)	80	80
Consolidated Edison Co. of New York Inc., 3.95%, 03/01/43	50	49
Consumers Energy Co., 2.85%, 05/15/22	60	62
Enel Finance International NV, 3.88%, 10/07/14 (q)	300	308
Entergy Corp., 4.70%, 01/15/17	50	55
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (q)	250	257
Jersey Central Power & Light Co., 5.63%, 05/01/16	95	107
National Grid Plc, 6.30%, 08/01/16	100	116
Pennsylvania Electric Co., 6.05%, 09/01/17	25	29
Progress Energy Inc.
7.05%, 03/15/19	50	64
7.75%, 03/01/31	20	28
Veolia Environnement, 6.00%, 06/01/18 (e)	200	233
		2,526
Total Corporate Bonds and Notes (cost $28,779)		30,188

GOVERNMENT AND AGENCY OBLIGATIONS - 23.0%
GOVERNMENT SECURITIES - 18.3%
Municipals - 0.1%
Minnesota Housing Finance Agency, 2.35%, 03/01/43	50	50
State of California
7.55%, 04/01/39	100	145
7.60%, 11/01/40	65	95
		290
Sovereign - 14.4%
Australia Government Bond, 5.50%, 04/21/23, AUD	350	428
Austria Government Bond, 3.65%, 04/20/22 (q), EUR	525	789
Bermuda Government International Bond, 4.14%, 01/03/23 (e) (q)	200	210
Brazil Government International Bond
11.00%, 08/17/40	250	307
5.63%, 01/07/41	175	205
Canada Government Bond
1.25%, 03/01/18, CAD	626	615
4.25%, 06/01/18, CAD	550	620
3.25%, 06/01/21, CAD	300	331
Chile Government International Bond, 3.88%, 08/05/20	150	166
Colombia Government International Bond
12.00%, 10/22/15, COP	231,000	152
4.38%, 07/12/21	200	224
9.85%, 06/28/27, COP	120,000	101
Croatia Government International Bond, 6.75%, 11/05/19 (q)	625	684
Cyprus Government International Bond, 4.63%, 02/03/20, EUR	100	73
Federal Republic of Germany
3.75%, 07/04/13 - 01/04/17, EUR	662	937
4.00%, 07/04/16, EUR	650	940
3.00%, 07/04/20, EUR	1,550	2,305
2.25%, 09/04/21, EUR	1,510	2,132
2.00%, 01/04/22, EUR	370	511
3.25%, 07/04/42, EUR	350	552
Finnish Government Bond, 3.88%, 09/15/17, EUR	550	808
Hungary Government Bond, 7.00%, 06/24/22, HUF	25,000	110
Hungary Government International Bond
6.25%, 01/29/20	270	276
7.63%, 03/29/41	128	131
Indonesia Government Bond
10.75%, 05/15/16, IDR	145,000	17
12.80%, 06/15/21, IDR	495,000	75
Indonesia Government International Bond, 7.75%, 01/17/38	100	139
Ireland Government Bond
5.50%, 10/18/17, EUR	220	312
4.50%, 04/18/20, EUR	60	80
Israel Government Bond
5.50%, 02/28/17, ILS	1,260	387
4.25%, 03/31/23, ILS	1,390	393
Italy Buoni Poliennali Del Tesoro, 4.75%, 05/01/17, EUR	148	199
Japan Government Bond
1.50%, 09/20/14, JPY	120,000	1,302
1.70%, 09/20/17, JPY	379,300	4,312
1.00%, 09/20/20, JPY	80,000	893
1.20%, 06/20/21, JPY	340,000	3,846
2.00%, 12/20/25 - 03/20/42, JPY	130,000	1,562
1.60%, 03/20/32, JPY	61,650	682
2.30%, 12/20/35, JPY	85,000	1,045
Korea Government Bond
4.25%, 09/10/14, KRW	1,200,000	1,105
5.25%, 09/10/15, KRW	150,000	144
Malaysia Government Bond, 5.09%, 04/30/14, MYR	1,175	388
Mexico Bonos
9.50%, 12/18/14, MXN	18,000	1,586
8.00%, 12/17/15 - 06/11/20, MXN	17,000	1,527
6.50%, 06/10/21, MXN	2,500	224
10.00%, 12/05/24 - 11/20/36, MXN	15,500	1,823
8.50%, 11/18/38, MXN	2,930	320
Mexico Government International Bond
5.95%, 03/19/19 (e)	110	133
5.13%, 01/15/20 (e)	350	410
3.63%, 03/15/22 (e)	156	166
Morocco Government International Bond, 4.25%, 12/11/22	250	255
Netherlands Government Bond
3.25%, 07/15/15, EUR	1,250	1,715

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
4.00%, 07/15/19, EUR	600	910
Norway Government Bond
4.25%, 05/19/17, NOK	6,400	1,220
4.50%, 05/22/19, NOK	1,630	325
Panama Government International Bond, 8.88%, 09/30/27	75	116
Peru Government International Bond
7.84%, 08/12/20 (q), PEN	350	170
8.75%, 11/21/33	50	82
Philippine Government International Bond, 9.88%, 01/15/19	200	283
Poland Government Bond
5.75%, 04/25/14 - 09/23/22, PLN	8,775	2,970
5.25%, 10/25/17 - 10/25/20, PLN	2,990	998
Poland Government International Bond, 5.13%, 04/21/21	215	248
Queensland Treasury Corp., 6.00%, 10/14/15, AUD	325	362
Republic of Belarus, 8.95%, 01/26/18	150	160
Republic of Iraq, 5.80%, 01/15/28	350	320
Romania Government International Bond, 6.75%, 02/07/22 (q)	100	116
Russia Government Bond
6.20%, 01/31/18, RUB	21,000	674
7.50%, 03/15/18, RUB	2,900	98
Russia Government International Bond
5.00%, 04/29/20 (e)	200	226
7.50%, 03/31/30 (k) (q)	252	312
Singapore Government Bond
3.63%, 07/01/14, SGD	1,080	908
4.00%, 09/01/18, SGD	270	257
2.25%, 06/01/21, SGD	800	689
South Africa Government Bond, 6.50%, 02/28/41, ZAR	5,100	450
Spain Government Bond
3.80%, 01/31/17, EUR	490	634
5.50%, 07/30/17, EUR	692	953
5.40%, 01/31/23, EUR	150	197
Sweden Government Bond
6.75%, 05/05/14, SEK	1,750	285
4.50%, 08/12/15, SEK	6,010	996
3.75%, 08/12/17, SEK	11,400	1,937
5.00%, 12/01/20, SEK	2,150	411
3.50%, 06/01/22, SEK	10,970	1,937
Tennessee Valley Authority, 3.50%, 12/15/42	50	48
Turkey Government Bond, 9.50%, 01/12/22, TRY	450	289
Turkey Government International Bond
7.50%, 11/07/19	150	187
6.75%, 05/30/40	150	185
United Kingdom Treasury Bond
5.00%, 03/07/18 - 03/07/25, GBP	570	1,109
3.75%, 09/07/21, GBP	1,245	2,226
4.50%, 09/07/34, GBP	200	383
4.25%, 12/07/40, GBP	165	304
Venezuela Government International Bond
9.25%, 09/15/27 (e)	250	246
9.38%, 01/13/34	200	193
		63,061
Treasury Inflation Index Securities - 0.7%
Brazil Notas do Tesouro Nacional Inflation Indexed Note, 6.00%, 05/15/17 (s), BRL	380	477
Israel Government Inflation Indexed Bond, 4.00%, 07/30/21 (s), ILS	800	353
Mexico Government Inflation Indexed Bond
3.50%, 12/14/17 (s), MXN	492	44
4.00%, 11/15/40 (s), MXN	476	53
Turkey Government Inflation Indexed Bond, 4.00%, 04/29/15 (s), TRY	275	163
U.S. Treasury Inflation Indexed Note
2.00%, 07/15/14 (n)	1,558	1,649
0.13%, 04/15/17 - 01/15/23 (n)	376	406
0.63%, 02/15/43 (n)	50	50
Uruguay Government International Inflation Indexed Bond, 3.70%, 06/26/37 (n), UYU	1,529	99
		3,294
U.S. Treasury Securities - 3.1%
U.S. Treasury Bond
4.38%, 02/15/38	1,500	1,875
2.75%, 11/15/42	125	116
U.S. Treasury Note
4.25%, 08/15/13	3,025	3,072
1.25%, 02/15/14	1,175	1,186
1.38%, 11/30/15	2,850	2,929
3.50%, 05/15/20	1,925	2,223
2.13%, 08/15/21	200	209
1.75%, 05/15/22	800	802
1.63%, 11/15/22	1,015	997
		13,409
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.7%
Federal Home Loan Mortgage Corp. - 0.3%
Federal Home Loan Mortgage Corp.
4.50%, 05/01/41	379	407
2.59%, 10/01/42 (i)	821	861
REMIC, 1.32%, 12/25/18	25	25
REMIC, 1.73%, 07/25/19	25	25
REMIC, 1.58%, 04/25/22	50	50
REMIC, 2.36%, 07/25/22	25	25
REMIC, 1.88%, 04/25/22	25	26
REMIC, 2.68%, 10/25/22	25	26
		1,445
Federal National Mortgage Association - 4.1%
Federal National Mortgage Association
3.50%, 12/01/25	525	557
2.50%, 11/01/27	1,387	1,440
3.50%, 04/15/28 - 04/15/43, TBA (g)	2,820	2,979
2.00%, 05/15/28 - 06/15/28, TBA (g)	1,290	1,304
2.50%, 05/15/28, TBA (g)	1,110	1,149
4.00%, 02/01/41 - 03/01/41	2,588	2,764
2.51%, 01/01/43 (i)	786	813
3.00%, 04/15/43, TBA (g)	1,450	1,496
4.00%, 04/15/43 - 05/15/43, TBA (g)	3,385	3,608
4.50%, 05/15/43, TBA (g)	1,375	1,483
REMIC, 2.61%, 03/25/22 (i)	25	25
		17,618
Government National Mortgage Association - 0.3%
Government National Mortgage Association
2.50%, 12/15/27 - 12/20/27	50	51
3.50%, 04/15/43	1,175	1,256
		1,307
Total Government and Agency Obligations (cost $99,871)		100,424

SHORT TERM INVESTMENTS - 11.8%
Investment Company - 6.3%
JNL Money Market Fund, 0.03% (a) (h)	27,362	27,362

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Securities Lending Collateral - 5.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	23,971	23,971

Total Short Term Investments (cost $51,333)		51,333

Total Investments - 108.1% (cost $418,665)		471,345
Other Assets and Liabilities, Net - (8.1%)		(35,231)
Total Net Assets - 100.0%		$436,114

JNL/Capital Guardian Global Diversified Research Fund
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 10.7%
Amazon.com Inc. (c)	9	$2,319
Carnival Corp.	51	1,742
Coach Inc.	27	1,345
Comcast Corp. - Class A	104	4,382
Compagnie Financiere Richemont SA - Class A	23	1,807
Discovery Communications Inc. - Class A (c)	23	1,811
DreamWorks Animation SKG Inc. - Class A (c) (e)	90	1,708
Fast Retailing Co. Ltd.	7	2,334
Gannett Co. Inc.	57	1,255
Home Depot Inc.	37	2,575
Inchcape Plc	222	1,696
Nike Inc. - Class B	32	1,912
Signet Jewelers Ltd.	42	2,801
Sirius XM Radio Inc. (e)	1,029	3,168
Starbucks Corp.	66	3,771
Swatch Group AG	3	339
Swatch Group AG - Class B	3	1,489
Time Warner Cable Inc.	28	2,661
		39,115
CONSUMER STAPLES - 6.5%
Coca-Cola Amatil Ltd.	338	5,132
Glanbia Plc	154	1,832
Glanbia Plc	12	148
Imperial Tobacco Group Plc	111	3,883
Japan Tobacco Inc. (q)	40	1,273
Nestle SA	44	3,199
Pernod-Ricard SA	32	3,985
Unilever NV - CVA	38	1,561
Woolworths Ltd.	74	2,595
		23,608
ENERGY - 8.5%
BG Group Plc	108	1,862
Cameco Corp. (e)	44	909
Cenovus Energy Inc.	87	2,704
Chevron Corp.	39	4,634
Cobalt International Energy Inc. (c)	59	1,655
Fugro NV - CVA	30	1,674
Halliburton Co.	107	4,316
Lukoil OAO - ADR	28	1,780
Oil Search Ltd.	282	2,197
Royal Dutch Shell Plc - Class A	119	3,864
Schlumberger Ltd.	23	1,715
SeaDrill Ltd.	41	1,486
Tullow Oil Plc	133	2,495
		31,291
FINANCIALS - 21.1%
ACE Ltd.	22	1,957
AIA Group Ltd.	851	3,740
American Tower Corp. REIT	111	8,569
Aon Plc - Class A	45	2,761
Banco Bradesco SA - ADR (e)	100	1,698
Bank of China Ltd. - Class H	5,185	2,412
Barclays Plc	864	3,844
BB&T Corp.	72	2,251
BlackRock Inc.	12	3,057
BNP Paribas	49	2,502
Bumiputra-Commerce Holdings Bhd	375	927
Cheung Kong Holdings Ltd.	179	2,652
CME Group Inc. - Class A	33	2,038
DBS Group Holdings Ltd.	131	1,692
Goldman Sachs Group Inc.	18	2,590
Grupo Financiero Inbursa SAB de CV (e)	379	1,099
Hana Financial Group Inc.	118	4,171
HSBC Holdings Plc	219	2,335
Industrial & Commercial Bank of China - Class H	3,605	2,535
Intact Financial Corp.	24	1,483
Link REIT	1,052	5,740
Marsh & McLennan Cos. Inc.	58	2,191
Nomura Real Estate Holdings Inc.	68	1,517
Partners Group Holding AG (q)	12	2,908
Sampo Oyj - Class A	89	3,417
Sberbank of Russia - ADR	117	1,505
Standard Chartered Plc	68	1,770
Sumitomo Mitsui Financial Group Inc.	94	3,869
		77,230
HEALTH CARE - 14.4%
Bayer AG	65	6,701
Bristol-Myers Squibb Co.	152	6,253
Cerner Corp. (c)	26	2,454
Express Scripts Holding Co. (c)	51	2,952
Gilead Sciences Inc. (c)	358	17,502
Novo-Nordisk A/S - Class B	17	2,777
Roche Holding AG	17	3,985
Seattle Genetics Inc. (c) (e)	184	6,534
Sonova Holding AG	18	2,117
Sysmex Corp.	22	1,352
		52,627
INDUSTRIALS - 9.6%
Assa Abloy AB - Class B	101	4,125
Caterpillar Inc.	28	2,470
CCR SA	172	1,757
Danaher Corp.	65	4,027
Eaton Corp. Plc	65	3,951
IDEX Corp.	36	1,902
Jardine Matheson Holdings Ltd.	39	2,556
Kubota Corp.	170	2,467
Marubeni Corp.	179	1,370
Nielsen Holdings NV	46	1,655
Norfolk Southern Corp.	23	1,804
Progressive Waste Solutions Ltd. (e)	49	1,028
Schneider Electric SA	45	3,263
Sumitomo Corp.	85	1,073
Sumitomo Electric Industries Ltd.	128	1,572
		35,020
INFORMATION TECHNOLOGY - 14.5%
Accenture Plc - Class A	35	2,636
Apple Inc.	17	7,392
ASML Holding NV	40	2,685
ASML Holding NV - ADR (e)	19	1,306

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Asustek Computer Inc.	129	1,539
Broadcom Corp. - Class A	60	2,077
Daum Communications Corp.	10	809
Freescale Semiconductor Ltd. (c)	88	1,309
Gemalto NV	20	1,763
Google Inc. - Class A (c)	3	2,382
Hamamatsu Photonics KK	30	1,190
Hewlett-Packard Co.	110	2,625
Hitachi Ltd.	290	1,693
Jabil Circuit Inc.	59	1,090
Keyence Corp.	8	2,541
Murata Manufacturing Co. Ltd.	26	1,943
Oracle Corp.	114	3,674
QUALCOMM Inc.	34	2,290
Samsung Electronics Co. Ltd.	4	5,651
Samsung Electronics Co. Ltd. - GDR	2	1,146
Trend Micro Inc. (e)	36	1,008
VeriSign Inc. (c)	58	2,747
Visa Inc. - Class A	10	1,715
		53,211
MATERIALS - 7.8%
Air Products & Chemicals Inc.	18	1,603
Alacer Gold Corp. (c)	118	475
Allegheny Technologies Inc.	32	1,024
Anglo American Plc	56	1,451
Cliffs Natural Resources Inc. (e)	33	624
Glencore International Plc (e)	191	1,037
Holcim Ltd.	29	2,281
Inmet Mining Corp.	33	2,191
Koninklijke DSM NV	30	1,760
Mondi Plc	169	2,302
Monsanto Co.	11	1,183
Mosaic Co.	63	3,744
Newcrest Mining Ltd.	56	1,178
Rio Tinto Plc	37	1,765
Syngenta AG	10	4,122
Xstrata Plc	120	1,960
		28,700
TELECOMMUNICATION SERVICES - 4.4%
Bharti Airtel Ltd.	436	2,343
HKT Trust (q)	3,530	3,537
KDDI Corp. (e)	38	1,572
Oi SA - ADR (e)	440	1,338
Singapore Telecommunications Ltd.	1,060	3,073
SoftBank Corp.	56	2,566
TELUS Corp.	26	1,823
		16,252
UTILITIES - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	232	1,594

Total Common Stocks (cost $280,909)		358,648

SHORT TERM INVESTMENTS - 5.9%

Investment Company - 1.9%
JNL Money Market Fund, 0.03% (a) (h)	6,957	6,957

Securities Lending Collateral - 4.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	14,752	14,752

Total Short Term Investments (cost $21,709)		21,709

Total Investments - 103.2% (cost $302,618)		380,357
Other Assets and Liabilities, Net - (3.8%)		(13,963)
Total Net Assets - 100.0%		$366,394

JNL/DFA U.S. Core Equity Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 13.0%
1-800-Flowers.com Inc. - Class A (c)	2	$8
Aaron’s Inc.	3	98
Abercrombie & Fitch Co. - Class A	2	92
AFC Enterprises Inc. (c)	1	18
Amazon.com Inc. (c)	5	1,319
AMC Networks Inc. - Class A (c)	3	167
America’s Car-Mart Inc. (c)	—	5
American Eagle Outfitters Inc.	8	144
Ann Inc. (c)	2	70
Apollo Group Inc. - Class A (c)	—	2
Arctic Cat Inc. (c)	1	35
Ascent Capital Group Inc. - Class A (c)	—	30
Autoliv Inc.	—	28
AutoNation Inc. (c)	1	61
AutoZone Inc. (c)	—	159
Ballantyne Strong Inc. (c)	1	2
Bally Technologies Inc. (c)	1	33
Barnes & Noble Inc. (c) (e)	3	48
Bassett Furniture Industries Inc.	1	8
Beazer Homes USA Inc. (c) (e)	1	11
Bebe Stores Inc.	3	12
Belo Corp. - Class A	4	43
Best Buy Co. Inc.	13	283
Big 5 Sporting Goods Corp.	1	16
Big Lots Inc. (c)	1	46
Biglari Holdings Inc. (c)	—	25
Blue Nile Inc. (c) (e)	1	17
Bob Evans Farms Inc.	1	61
Bon-Ton Stores Inc. (e)	1	9
BorgWarner Inc. (c)	2	155
Boyd Gaming Corp. (c) (e)	2	13
Brinker International Inc.	2	75
Brown Shoe Co. Inc.	2	35
Brunswick Corp.	2	79
Buckle Inc. (e)	1	33
Buffalo Wild Wings Inc. (c)	1	61
Cabela’s Inc. - Class A (c)	3	194
Cablevision Systems Corp. - Class A	8	126
Callaway Golf Co.	4	24
Carnival Corp.	9	302
Carriage Services Inc.	1	17
Carrol’s Restaurant Group Inc. (c)	1	5
Carter’s Inc. (c)	3	157
Cato Corp. - Class A	1	24
Cavco Industries Inc. (c)	—	14
CBS Corp. - Class A	—	9
CBS Corp. - Class B	11	514
CEC Entertainment Inc.	1	16
Central European Media Entertainment Ltd. - Class A (c)	2	7
Charter Communications Inc. - Class A (c)	1	104
Cheesecake Factory Inc. (e)	3	97
Cherokee Inc.	—	1
Chico’s FAS Inc.	7	120
Childrens Place Retail Stores Inc. (c)	1	49
Chipotle Mexican Grill Inc. - Class A (c)	1	163
Choice Hotels International Inc. (e)	2	97
Churchill Downs Inc.	1	56
Cinemark Holdings Inc.	5	144
Citi Trends Inc. (c)	1	7
Cobra Electronics Corp. (c)	—	—
Coinstar Inc. (c) (e)	1	76
Comcast Corp. - Class A	39	1,650

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Comcast Corp. - Special Class A	12	467
Conn’s Inc. (c) (e)	2	54
Cooper Tire & Rubber Co.	3	85
Core-Mark Holding Co. Inc.	—	15
Cracker Barrel Old Country Store Inc.	1	89
CSS Industries Inc.	—	10
Culp Inc.	1	10
Cumulus Media Inc. - Class A (c) (e)	4	14
D.R. Horton Inc.	13	306
Deckers Outdoor Corp. (c) (e)	—	22
Destination Maternity Corp.	1	12
Destination XL Group Inc. (c)	2	11
DeVry Inc. (e)	2	76
Digital Generation Inc. (c) (e)	1	8
Dillard’s Inc. - Class A	3	196
DineEquity Inc. (e)	1	37
DIRECTV (c)	9	504
Discovery Communications Inc. - Class A (c)	2	150
Discovery Communications Inc. - Class C (c)	1	90
Dollar Tree Inc. (c)	4	213
Dorman Products Inc.	2	56
DreamWorks Animation SKG Inc. - Class A (c) (e)	—	8
Drew Industries Inc.	1	29
DSW Inc. - Class A	1	89
Dunkin’ Brands Group Inc.	3	100
Einstein Noah Restaurant Group Inc.	1	9
Entercom Communications Corp. - Class A (c)	1	10
EW Scripps Co. - Class A (c)	1	15
Expedia Inc.	5	270
Express Inc. (c)	1	16
FAB Universal Corp. (c) (e)	—	2
Family Dollar Stores Inc.	3	148
Famous Dave’s Of America Inc. (c)	—	1
Federal-Mogul Corp. (c)	3	16
Fiesta Restaurant Group Inc. (c)	1	14
Fifth & Pacific Co. Inc. (c)	3	49
Finish Line Inc. - Class A	2	29
Flexsteel Industries Inc.	—	2
Foot Locker Inc.	4	134
Ford Motor Co.	4	55
Fossil Inc. (c)	1	97
Fred’s Inc. - Class A	—	3
Fuel Systems Solutions Inc. (c)	1	13
Full House Resorts Inc. (c)	—	1
G-III Apparel Group Ltd. (c)	1	36
Gaiam Inc. - Class A (c)	—	—
GameStop Corp. - Class A (e)	2	56
Gannett Co. Inc.	8	173
Gap Inc.	5	163
Garmin Ltd. (e)	—	13
General Motors Co. (c)	7	195
Genuine Parts Co.	3	242
Goodyear Tire & Rubber Co. (c)	2	24
Grand Canyon Education Inc. (c)	1	28
Gray Television Inc. (c)	1	4
Group 1 Automotive Inc.	1	45
Guess? Inc. (e)	2	43
HanesBrands Inc. (c) (e)	4	187
Harley-Davidson Inc.	1	43
Harman International Industries Inc.	1	43
Haverty Furniture Cos. Inc.	1	18
Helen of Troy Ltd. (c)	1	19
Hibbett Sports Inc. (c)	1	29
Home Depot Inc.	21	1,493
Hooker Furniture Corp. (e)	—	2
Hot Topic Inc.	2	22
HSN Inc.	2	126
Iconix Brand Group Inc. (c)	2	59
International Game Technology	1	18
International Speedway Corp. - Class A	1	26
Interpublic Group of Cos. Inc.	11	146
Interval Leisure Group Inc. (e)	2	52
iRobot Corp. (c) (e)	—	9
Isle of Capri Casinos Inc. (c)	1	7
J.C. Penney Co. Inc. (e)	—	3
Jack in the Box Inc. (c)	2	66
John Wiley & Sons Inc. - Class A	2	82
John Wiley & Sons Inc. - Class B	—	4
Johnson Controls Inc.	—	5
Jos. A. Bank Clothiers Inc. (c) (e)	1	24
Journal Communications Inc. - Class A (c)	2	11
K12 Inc. (c)	1	14
KB Home (e)	2	50
Kohl’s Corp.	8	346
Kona Grill Inc. (c)	—	—
Krispy Kreme Doughnuts Inc. (c)	2	25
L Brands Inc.	3	152
La-Z-Boy Inc.	3	47
Lakeland Industries Inc. (c)	—	—
Lamar Advertising Co. - Class A (c)	3	165
Las Vegas Sands Corp.	—	11
Leapfrog Enterprises Inc. - Class A (c) (e)	—	3
Lear Corp.	—	2
Leggett & Platt Inc. (e)	6	199
Lennar Corp. - Class A (e)	6	245
Lennar Corp. - Class B	1	19
Libbey Inc. (c)	1	14
Liberty Global Inc. - Class A (c) (e)	2	117
Liberty Global Inc. - Class C (c) (e)	1	89
Liberty Interactive Corp. - Class A (c)	10	211
Liberty Media Corp. - Class A (c)	4	469
Liberty Ventures - Class A (c)	—	26
Life Time Fitness Inc. (c)	2	90
Lifetime Brands Inc.	—	5
LIN Television Corp. - Class A (c)	2	17
Lions Gate Entertainment Corp. (c)	—	10
Lithia Motors Inc. - Class A	1	52
Live Nation Inc. (c)	6	79
LKQ Corp. (c)	7	161
Luby’s Inc. (c)	1	10
Lululemon Athletica Inc. (c) (e)	2	137
Lumber Liquidators Holdings Inc. (c) (e)	1	70
M/I Homes Inc. (c)	1	24
Mac-Gray Corp.	1	8
Macy’s Inc.	5	226
Madison Square Garden Inc. - Class A (c)	3	190
Marcus Corp.	1	11
Marine Products Corp.	1	9
MarineMax Inc. (c)	1	14
Marriott International Inc. - Class A	5	211
Marriott Vacations Worldwide Corp. (c)	—	16
Martha Stewart Living Omnimedia Inc. - Class A (c) (e)	1	2
Matthews International Corp.	1	24
McClatchy Co. - Class A (c) (e)	—	—
McDonald’s Corp.	14	1,386
McGraw-Hill Cos. Inc.	4	182
MDC Holdings Inc.	2	84
Media General Inc. - Class A (c) (e)	—	2
Men’s Wearhouse Inc.	3	90
Meredith Corp. (e)	1	31
Meritage Homes Corp. (c)	1	66
MGM Resorts International (c)	8	110
Modine Manufacturing Co. (c)	2	14
Mohawk Industries Inc. (c)	3	317

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Monarch Casino & Resort Inc. (c)	1	7
Monro Muffler Brake Inc. (e)	1	32
Movado Group Inc.	1	27
Nathan’s Famous Inc. (c)	—	8
National CineMedia Inc.	1	18
Nautilus Inc. (c)	1	4
New York & Co. Inc. (c)	3	11
New York Times Co. - Class A (c)	7	71
News Corp. - Class A	29	897
News Corp. - Class B	8	243
Nexstar Broadcasting Group Inc. - Class A	—	7
Nike Inc. - Class B	11	625
Nordstrom Inc.	1	43
NutriSystem Inc.	—	4
NVR Inc. (c)	—	108
O’Reilly Automotive Inc. (c)	2	236
Office Depot Inc. (c) (e)	8	32
OfficeMax Inc.	4	48
Omnicom Group Inc.	1	35
Orbitz Worldwide Inc. (c) (e)	2	9
Orient-Express Hotels Ltd. - Class A (c)	—	1
Outdoor Channel Holdings Inc.	1	10
Oxford Industries Inc.	1	32
Pandora Media Inc. (c) (e)	1	10
Panera Bread Co. - Class A (c)	—	66
Papa John’s International Inc. (c)	1	56
Penn National Gaming Inc. (c)	1	63
Penske Auto Group Inc.	3	87
Pep Boys-Manny Moe & Jack (c)	1	15
Perry Ellis International Inc.	1	13
PetSmart Inc.	2	124
Pier 1 Imports Inc.	1	18
Polaris Industries Inc.	1	113
Pool Corp.	1	41
Priceline.com Inc. (c)	1	344
Pulte Homes Inc. (c)	19	374
PVH Corp.	2	182
Quicksilver Inc. (c)	4	25
RadioShack Corp. (e)	—	1
Ralph Lauren Corp. - Class A	1	85
Red Lion Hotels Corp. (c)	1	5
Regal Entertainment Group - Class A (e)	5	90
Regis Corp. (e)	1	20
Rent-A-Center Inc.	3	125
RG Barry Corp.	—	1
Rocky Brands Inc. (c)	—	—
Ross Stores Inc.	3	188
Royal Caribbean Cruises Ltd.	4	148
Ruby Tuesday Inc. (c)	2	14
Rue21 Inc. (c) (e)	—	9
Ruth’s Hospitality Group Inc. (c)	—	1
Ryland Group Inc. (e)	2	83
Saks Inc. (c) (e)	8	92
Sally Beauty Holdings Inc. (c)	3	97
Scientific Games Corp. (c)	2	15
Scripps Networks Interactive Inc. - Class A	2	148
Select Comfort Corp. (c)	1	14
Service Corp. International	11	176
SHFL Entertainment Inc. (c)	1	23
Shiloh Industries Inc.	1	9
Shoe Carnival Inc.	1	18
Shutterfly Inc. (c)	2	85
Sinclair Broadcast Group Inc. - Class A	1	22
Sirius XM Radio Inc. (e)	66	204
Six Flags Entertainment Corp.	2	159
Skechers U.S.A. Inc. - Class A (c)	2	39
Smith & Wesson Holding Corp. (c) (e)	2	22
Sonic Corp. (c)	1	18
Speedway Motorsports Inc.	2	27
Stage Stores Inc.	1	18
Standard Motor Products Inc.	1	28
Standard-Pacific Corp. (c) (e)	9	73
Stanley Furniture Co. Inc. (c)	—	—
Staples Inc. (e)	7	100
Starwood Hotels & Resorts Worldwide Inc.	—	11
Starz - Liberty Capital - Class A (c)	4	93
Stein Mart Inc.	2	17
Steiner Leisure Ltd. (c)	1	24
Steinway Musical Instruments Inc. (c)	1	12
Steven Madden Ltd. (c)	1	30
Stewart Enterprises Inc. - Class A (e)	1	13
Strayer Education Inc. (e)	—	5
Sturm Ruger & Co. Inc. (e)	—	20
Superior Industries International Inc.	1	21
Systemax Inc.	2	17
Target Corp.	8	548
Tempur-Pedic International Inc. (c)	1	26
Tenneco Inc. (c)	1	35
Tesla Motors Inc. (c) (e)	—	11
The Jones Group Inc.	2	31
Thor Industries Inc.	2	87
Tiffany & Co.	1	37
Time Warner Cable Inc.	6	548
Time Warner Inc.	18	1,060
TJX Cos. Inc.	10	477
Toll Brothers Inc. (c)	8	281
Tower International Inc. (c)	1	8
Town Sports International Holdings Inc.	1	8
Tractor Supply Co.	1	94
TripAdvisor Inc. (c)	3	137
TRW Automotive Holdings Corp. (c)	—	22
Tupperware Brands Corp.	—	33
Ulta Salon Cosmetics & Fragrance Inc. (c)	1	73
Under Armour Inc. - Class A (c)	2	82
Unifi Inc. (c)	1	15
Universal Electronics Inc. (c)	—	7
Universal Technical Institute Inc.	1	11
Urban Outfitters Inc. (c)	3	136
Vail Resorts Inc.	2	125
Valassis Communications Inc. (e)	2	57
VF Corp.	1	134
Viacom Inc. - Class A	—	6
Viacom Inc. - Class B	4	271
Virgin Media Inc.	2	93
Visteon Corp. (c)	1	29
Vitamin Shoppe Inc. (c)	1	63
WABCO Holdings Inc. (c)	1	49
Walt Disney Co.	30	1,710
Washington Post Co. - Class B	—	134
Weight Watchers International Inc. (e)	1	42
Wendy’s Co. (e)	21	119
West Marine Inc. (c)	1	11
Wet Seal Inc. - Class A (c)	4	13
Whirlpool Corp.	3	348
Williams-Sonoma Inc.	1	36
Winmark Corp. (e)	—	6
Winnebago Industries Inc. (c)	1	21
Wolverine World Wide Inc. (e)	2	102
World Wrestling Entertainment Inc. - Class A (e)	1	9
Wyndham Worldwide Corp.	4	245
Wynn Resorts Ltd.	1	163
Yum! Brands Inc.	6	453
Zale Corp. (c) (e)	2	7
		34,649

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CONSUMER STAPLES - 9.2%
Alico Inc.	—	14
Alliance One International Inc. (c)	1	5
Altria Group Inc.	28	958
Andersons Inc.	1	42
Avon Products Inc.	1	24
B&G Foods Inc.	2	55
Beam Inc.	6	369
Boulder Brands Inc. (c) (e)	3	25
Brown-Forman Corp. - Class A	—	33
Brown-Forman Corp. - Class B	2	107
Bunge Ltd.	6	432
Cal-Maine Foods Inc.	1	43
Calavo Growers Inc. (e)	—	8
Casey’s General Stores Inc.	2	93
Central Garden & Pet Co. (c)	1	4
Central Garden & Pet Co. - Class A (c)	2	13
Chiquita Brands International Inc. (c)	2	16
Church & Dwight Co. Inc.	3	181
Clorox Co.	2	204
Coca-Cola Bottling Co.	—	11
Coca-Cola Co.	54	2,178
Coca-Cola Enterprises Inc.	1	41
Colgate-Palmolive Co.	6	752
ConAgra Foods Inc.	14	516
Constellation Brands Inc. - Class A (c)	7	338
Constellation Brands Inc. - Class B (c)	—	—
Costco Wholesale Corp.	6	626
Craft Brewers Alliance Inc. (c)	1	6
CVS Caremark Corp.	24	1,339
Darling International Inc. (c)	6	108
Dean Foods Co. (c)	5	87
Dole Food Co. Inc. (c)	5	51
Dr. Pepper Snapple Group Inc.	4	183
Elizabeth Arden Inc. (c)	1	44
Energizer Holdings Inc.	3	271
Farmer Bros. Co. (c)	1	10
Flowers Foods Inc.	6	189
Fresh Del Monte Produce Inc.	2	51
General Mills Inc.	9	439
Hain Celestial Group Inc. (c)	2	116
Harris Teeter Supermarkets Inc.	2	78
Hershey Co.	2	184
Hormel Foods Corp.	5	211
Ingles Markets Inc. - Class A	—	2
Ingredion Inc.	1	36
Inter Parfums Inc.	1	34
JM Smucker Co.	5	466
John B. Sanfilippo & Son Inc.	—	8
Kellogg Co.	3	206
Kimberly-Clark Corp.	5	529
Kraft Foods Group Inc.	11	554
Lancaster Colony Corp.	1	92
Limoneira Co.	—	2
Lorillard Inc.	4	169
McCormick & Co. Inc.	2	169
Mead Johnson Nutrition Co.	3	214
Medifast Inc. (c)	1	16
Molson Coors Brewing Co. - Class B	6	304
Mondelez International Inc. - Class A	32	987
Monster Beverage Corp. (c)	3	158
Nash Finch Co.	1	10
National Beverage Corp.	1	7
Nutraceutical International Corp.	—	7
Oil-Dri Corp. of America	—	3
Omega Protein Corp. (c)	1	6
Orchids Paper Products Co.	—	5
Pantry Inc. (c)	1	14
PepsiCo Inc.	21	1,683
Philip Morris International Inc.	23	2,178
Pilgrim’s Pride Corp. (c)	2	17
Post Holdings Inc. (c)	1	39
Prestige Brands Holdings Inc. (c)	2	42
PriceSmart Inc.	1	55
Procter & Gamble Co.	37	2,836
Revlon Inc. - Class A (c)	1	31
Reynolds American Inc.	5	218
Sanderson Farms Inc.	—	9
Smithfield Foods Inc. (c)	2	60
Snyders-Lance Inc.	2	43
Spartan Stores Inc.	1	18
Spectrum Brands Holdings Inc.	3	170
Susser Holdings Corp. (c) (e)	1	46
Sysco Corp.	8	278
The Fresh Market Inc. (c)	1	56
Tootsie Roll Industries Inc. (e)	2	49
TreeHouse Foods Inc. (c)	1	35
Tyson Foods Inc.	1	17
United Natural Foods Inc. (c)	2	108
Universal Corp. (e)	1	45
USANA Health Sciences Inc. (c) (e)	1	24
Vector Group Ltd.	2	35
Village Super Market Inc. - Class A	—	10
Wal-Mart Stores Inc.	24	1,811
Walgreen Co.	1	52
WD-40 Co.	1	33
Weis Markets Inc.	1	49
Whole Foods Market Inc.	2	208
		24,708
ENERGY - 10.9%
Adams Resources & Energy Inc.	—	5
Alon USA Energy Inc.	2	30
Alpha Natural Resources Inc. (c)	7	60
Anadarko Petroleum Corp.	5	437
Apache Corp.	7	525
Arch Coal Inc. (e)	—	1
Atwood Oceanics Inc. (c)	1	32
Baker Hughes Inc.	8	390
Basic Energy Services Inc. (c) (e)	2	32
Bill Barrett Corp. (c) (e)	2	46
Bolt Technology Corp.	—	5
Bonanza Creek Energy Inc.	—	7
BPZ Resources Inc. (c)	4	9
Bristow Group Inc.	2	99
C&J Energy Services Inc. (c) (e)	2	37
Cabot Oil & Gas Corp. - Class A	5	345
Cameron International Corp. (c)	1	39
CARBO Ceramics Inc. (e)	1	55
Carrizo Oil & Gas Inc. (c)	1	26
Cheniere Energy Inc. (c)	—	11
Chesapeake Energy Corp. (e)	16	328
Chevron Corp.	38	4,476
Cimarex Energy Co.	1	59
Clayton Williams Energy Inc. (c)	—	13
Clean Energy Fuels Corp. (c) (e)	1	12
Cloud Peak Energy Inc. (c)	3	57
Cobalt International Energy Inc. (c)	1	36
Comstock Resources Inc. (c)	1	21
Concho Resources Inc. (c)	3	244
ConocoPhillips	11	690
CONSOL Energy Inc.	7	232
Contango Oil & Gas Co.	1	28
Continental Resources Inc. (c)	1	52
Core Laboratories NV	1	83

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Crimson Exploration Inc. (c)	2	5
Crosstex Energy Inc.	2	35
Delek US Holdings Inc.	2	75
Denbury Resources Inc. (c)	5	95
Devon Energy Corp.	1	40
Diamond Offshore Drilling Inc. (e)	4	271
Dresser-Rand Group Inc. (c)	2	99
Dril-Quip Inc. (c)	2	148
Endeavour International Corp. (c) (e)	1	3
Energen Corp.	3	151
Energy XXI Bermuda Ltd.	4	113
EOG Resources Inc.	5	653
EPL Oil & Gas Inc. (c)	2	49
EQT Corp.	2	163
Era Group Inc.	1	25
EXCO Resources Inc. (e)	4	27
Exterran Holdings Inc. (c)	4	101
Exxon Mobil Corp.	64	5,768
FMC Technologies Inc. (c)	4	239
Forest Oil Corp. (c)	2	12
Gastar Exploration Ltd. (c)	1	1
Global Geophysical Services Inc. (c) (e)	—	1
Green Plains Renewable Energy Inc. (c)	1	15
Gulf Island Fabrication Inc.	1	13
Gulfmark Offshore Inc. - Class A	1	23
Gulfport Energy Corp. (c)	1	41
Halcon Resources Corp. (c)	1	11
Halliburton Co.	12	473
Harvest Natural Resources Inc. (c) (e)	2	6
Heckmann Corp. (c) (e)	6	27
Helix Energy Solutions Group Inc. (c)	3	74
Helmerich & Payne Inc.	2	106
Hercules Offshore Inc. (c)	4	32
Hess Corp.	3	217
HKN Inc. (c)	—	2
HollyFrontier Corp.	9	442
Hornbeck Offshore Services Inc. (c)	1	30
ION Geophysical Corp. (c)	3	22
James River Coal Co. (c) (e)	—	—
Kinder Morgan Inc.	11	423
Lufkin Industries Inc.	1	40
Magnum Hunter Resources Corp. (c) (e)	7	28
Marathon Oil Corp.	7	234
Marathon Petroleum Corp.	7	591
Matrix Service Co. (c)	1	13
McDermott International Inc. (c)	4	44
McMoRan Exploration Co. (c)	8	131
Miller Energy Resources Inc. (c) (e)	—	1
Mitcham Industries Inc. (c)	—	7
Murphy Oil Corp.	4	260
Nabors Industries Ltd.	2	35
National Oilwell Varco Inc.	8	566
Newfield Exploration Co. (c)	1	22
Newpark Resources Inc. (c)	4	38
Noble Corp.	11	401
Noble Energy Inc.	3	393
Nordic American Tankers Ltd. (e)	1	9
Northern Oil and Gas Inc. (c) (e)	1	20
Oasis Petroleum Inc. (c) (e)	3	107
Occidental Petroleum Corp.	15	1,137
Oceaneering International Inc.	—	7
Oil States International Inc. (c)	2	188
Panhandle Oil and Gas Inc. - Class A	—	5
Parker Drilling Co. (c)	4	16
Patterson-UTI Energy Inc.	2	36
PDC Energy Inc. (c)	1	50
Peabody Energy Corp.	4	93
Penn Virginia Corp. (e)	3	11
PetroQuest Energy Inc. (c)	3	11
PHI Inc. (c)	—	14
PHI Inc. (c)	—	3
Phillips 66	11	772
Pioneer Energy Services Corp. (c)	2	19
Pioneer Natural Resources Co.	5	570
QEP Resources Inc.	2	76
Range Resources Corp.	3	219
Rentech Inc.	10	22
Rex Energy Corp. (c)	2	40
RigNet Inc. (c)	1	12
Rosetta Resources Inc. (c)	—	8
Rowan Cos. Plc - Class A (c)	3	110
RPC Inc. (e)	6	91
SandRidge Energy Inc. (c) (e)	8	40
Schlumberger Ltd.	17	1,303
SEACOR Holdings Inc.	1	87
SemGroup Corp. - Class A (c)	1	53
Ship Finance International Ltd. (e)	4	69
SM Energy Co.	1	59
Southwestern Energy Co. (c)	4	160
Spectra Energy Corp.	9	274
Stone Energy Corp. (c)	1	26
Superior Energy Services Inc. (c)	5	122
Swift Energy Co. (c)	1	19
Targa Resources Corp.	1	45
Teekay Corp.	4	137
Tesco Corp. (c)	1	10
Tesoro Corp.	7	422
Tetra Technologies Inc. (c)	1	9
TGC Industries Inc.	1	7
Tidewater Inc.	1	61
Transocean Ltd. (c)	3	163
Triangle Petroleum Corp. (c)	2	12
Ultra Petroleum Corp. (c)	1	24
Unit Corp. (c)	—	17
VAALCO Energy Inc. (c)	2	14
Valero Energy Corp.	11	496
W&T Offshore Inc. (e)	3	44
Warren Resources Inc. (c)	3	9
Weatherford International Ltd. (c)	5	57
Western Refining Inc. (e)	5	163
Whiting Petroleum Corp. (c)	1	65
Willbros Group Inc. (c)	2	22
Williams Cos. Inc.	3	127
World Fuel Services Corp.	—	9
		29,128

FINANCIALS - 15.7%
1st Source Corp.	1	26
1st United Bancorp Inc.	1	8
Access National Corp. (e)	—	1
ACE Ltd.	7	605
Affiliated Managers Group Inc. (c)	1	184
AFLAC Inc.	9	468
Alexander & Baldwin Inc. (c)	2	75
Alleghany Corp. (c)	1	210
Allied World Assurance Co. Holdings Ltd.	2	181
Allstate Corp.	10	478
Alterra Capital Holdings Ltd.	5	169
Altisource Asset Management Corp. (c)	—	7
Altisource Portfolio Solutions SA (c)	1	35
Altisource Residential Corp. - Class B (c) (e)	—	3
American Capital Ltd. (c)	18	267
American Equity Investment Life Holding Co.	3	46
American Express Co.	14	938
American Financial Group Inc.	5	251
American International Group Inc. (c)	12	468

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
American National Bankshares Inc.	—	—
American National Insurance Co.	1	61
American Safety Insurance Holdings Ltd. (c)	—	1
Ameriprise Financial Inc.	2	154
Ameris Bancorp (c)	1	16
Amerisafe Inc.	1	28
AmTrust Financial Services Inc. (e)	4	124
Aon Plc - Class A	3	160
Arch Capital Group Ltd. (c)	6	294
Argo Group International Holdings Ltd.	1	25
Arrow Financial Corp.	—	1
Arthur J Gallagher & Co.	1	21
Aspen Insurance Holdings Ltd.	4	158
Asset Acceptance Capital Corp. (c)	1	9
Associated Bancorp	10	148
Assurant Inc.	5	207
Assured Guaranty Ltd.	7	138
Asta Funding Inc.	—	3
Astoria Financial Corp.	2	23
Atlanticus Holdings Corp. (c)	1	2
AV Homes Inc. (c)	1	8
Baldwin & Lyons Inc. - Class B	1	12
BancFirst Corp.	1	29
Bancorp Inc. (c)	1	12
BancorpSouth Inc.	5	79
Bank Mutual Corp.	2	12
Bank of America Corp.	119	1,455
Bank of Hawaii Corp. (e)	1	56
Bank of New York Mellon Corp.	7	200
Bank of the Ozarks Inc.	1	31
BankFinancial Corp.	1	8
Banner Corp.	1	27
Bar Harbor Bankshares	—	—
BB&T Corp.	2	54
BBCN Bancorp Inc.	4	48
Beneficial Mutual Bancorp Inc. (c)	4	40
Berkshire Hathaway Inc. - Class B (c)	19	2,031
Berkshire Hills Bancorp Inc.	1	20
BlackRock Inc.	3	713
BofI Holding Inc. (c)	1	18
Boston Private Financial Holdings Inc.	2	22
Brookline Bancorp Inc.	3	31
Brown & Brown Inc.	6	192
Bryn Mawr Bank Corp.	1	14
C&F Financial Corp.	—	2
Calamos Asset Management Inc. - Class A	1	11
Camden National Corp.	—	10
Capital City Bank Group Inc. (c) (e)	1	9
Capital One Financial Corp.	10	563
CapitalSource Inc.	7	63
Capitol Federal Financial Inc.	5	58
Cardinal Financial Corp.	1	24
Cash America International Inc.	1	43
Cathay General Bancorp	3	54
CBOE Holdings Inc.	3	92
Center Bancorp Inc.	1	9
CenterState Banks of Florida Inc.	1	11
Central Pacific Financial Corp. (c)	2	24
Century Bancorp Inc. - Class A	—	1
Charles Schwab Corp.	9	159
Chemical Financial Corp.	1	34
Chubb Corp.	5	446
Cincinnati Financial Corp.	7	316
CIT Group Inc. (c)	1	57
Citigroup Inc.	37	1,625
Citizens Inc. - Class A (c) (e)	2	18
City Holdings Co.	—	4
City National Corp.	3	172
Clifton Savings Bancorp Inc.	1	15
CME Group Inc.	1	53
CNA Financial Corp.	2	52
CNB Financial Corp.	1	9
CNO Financial Group Inc.	12	132
CoBiz Financial Inc.	2	15
Cohen & Steers Inc. (e)	1	29
Columbia Banking System Inc.	1	21
Comerica Inc.	1	32
Commerce Bancshares Inc.	2	67
Community Bank System Inc.	1	36
Community Trust Bancorp Inc.	1	24
Consolidated-Tomoka Land Co. (e)	—	8
Cowen Group Inc. - Class A (c)	6	15
Crawford & Co.	1	11
Credit Acceptance Corp. (c)	1	81
Cullen/Frost Bankers Inc.	2	132
CVB Financial Corp.	5	59
DFC Global Corp. (c) (e)	2	35
Dime Community Bancshares Inc.	1	11
Discover Financial Services	7	318
Donegal Group Inc. - Class A	1	14
E*TRADE Financial Corp. (c)	1	10
East West Bancorp Inc.	2	54
eHealth Inc. (c)	1	12
EMC Insurance Group Inc.	1	16
Employer Holdings Inc.	1	26
Encore Capital Group Inc. (c) (e)	1	39
Endurance Specialty Holdings Ltd.	1	53
Enstar Group Ltd. (c)	1	99
Enterprise Financial Services Corp.	1	11
Erie Indemnity Co. - Class A	1	106
Everest Re Group Ltd.	2	273
FBL Financial Group Inc. - Class A	1	54
Federal Agricultural Mortgage Corp. - Class C	—	12
Federated Investors Inc. - Class B (e)	5	106
Fidelity National Financial Inc. - Class A	5	126
Fifth Third Bancorp	23	370
Financial Institutions Inc.	1	12
First American Financial Corp.	6	153
First Bancorp Inc.	1	7
First Bancorp Inc. (c) (e)	1	5
First Busey Corp.	3	13
First California Financial Group Inc. (c)	1	11
First Cash Financial Services Inc. (c)	—	17
First Commonwealth Financial Corp.	5	35
First Community Bancshares Inc.	1	13
First Financial Bancorp	1	17
First Financial Bankshares Inc. (e)	1	58
First Financial Corp.	1	19
First Financial Northwest Inc. (c)	1	6
First Interstate BancSystem Inc. - Class A	1	13
First Merchants Corp.	1	20
First Midwest Bancorp Inc.	2	28
First Niagara Financial Group Inc.	2	18
First PacTrust Bancorp Inc.	1	6
First Republic Bank	—	—
First South Bancorp Inc. (c)	—	1
FirstMerit Corp. (e)	5	86
Flagstar Bancorp Inc. (c)	—	1
Flushing Financial Corp.	1	24
FNB Corp.	7	88
Forest City Enterprises Inc. (c)	2	34
Forestar Group Inc. (c)	1	26
Fox Chase Bancorp Inc. (e)	1	10
Franklin Resources Inc.	1	211
Fulton Financial Corp.	4	51
FXCM Inc. - Class A	1	12

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Gain Capital Holdings Inc.	—	—
GAMCO Investors Inc.	—	11
Genworth Financial Inc. (c)	3	32
Geo Group Inc.	4	135
German American Bancorp Inc. (e)	1	14
GFI Group Inc.	6	19
Glacier Bancorp Inc.	1	21
Global Indemnity Plc (c)	1	16
Goldman Sachs Group Inc.	9	1,266
Great Southern Bancorp Inc.	1	15
Green Dot Corp. (c) (e)	1	16
Greenhill & Co. Inc. (e)	1	62
Greenlight Capital Re Ltd. - Class A (c)	—	5
Hallmark Financial Services Inc. (c)	1	9
Hancock Holding Co.	1	37
Hanmi Financial Corp. (c)	1	22
Hanover Insurance Group Inc.	1	55
Harris & Harris Group Inc. (c)	—	1
Hartford Financial Services Group Inc.	3	76
HCC Insurance Holdings Inc.	1	34
Heartland Financial USA Inc.	1	18
Heritage Commerce Corp. (c)	1	7
Heritage Financial Corp.	1	10
HFF Inc. - Class A	—	6
Hilltop Holdings Inc. (c)	3	35
Home Bancshares Inc.	1	49
Home Federal Bancorp Inc.	1	9
Homeowners Choice Inc.	—	11
Horace Mann Educators Corp.	1	23
Hudson City Bancorp Inc.	25	216
Hudson Valley Holding Corp.	1	11
Huntington Bancshares Inc.	3	21
IberiaBank Corp.	1	35
ICG Group Inc. (c)	2	20
Independent Bank Corp. (e)	1	20
Interactive Brokers Group Inc.	1	13
IntercontinentalExchange Inc. (c) (e)	2	294
International Bancshares Corp.	2	37
INTL FCStone Inc. (c)	1	16
Invesco Ltd.	14	417
Investment Technology Group Inc. (c)	2	20
Investors Bancorp Inc.	6	111
Investors Title Co.	—	—
Janus Capital Group Inc. (e)	6	56
Jones Lang LaSalle Inc.	2	211
JPMorgan Chase & Co.	48	2,302
Kearny Financial Corp.	2	22
Kemper Corp.	3	98
Kennedy-Wilson Holdings Inc.	2	30
KeyCorp	38	378
Knight Capital Group Inc. - Class A (c)	3	11
Lakeland Bancorp Inc.	1	12
Lakeland Financial Corp.	1	13
Legg Mason Inc. (e)	8	248
Lincoln National Corp.	2	78
Loews Corp.	6	284
LPL Financial Holdings Inc.	1	17
M&T Bank Corp. (e)	5	526
Macatawa Bank Corp. (c)	1	3
Maiden Holdings Ltd.	2	22
MainSource Financial Group Inc.	1	13
Markel Corp. (c)	—	200
MarketAxess Holdings Inc.	1	23
Marlin Business Services Inc.	1	14
Marsh & McLennan Cos. Inc.	8	289
MB Financial Inc.	3	68
MBIA Inc. (c) (e)	11	112
MCG Capital Corp.	4	18
Medallion Financial Corp.	1	11
Mercantile Bank Corp.	—	1
Merchants Bancshares Inc.	—	4
Mercury General Corp.	3	117
Meridian Interstate BanCorp Inc. (c)	1	19
MetLife Inc.	5	186
Metro Bancorp Inc. (c)	—	5
MGIC Investment Corp. (c) (e)	10	49
Montpelier Re Holdings Ltd.	3	76
Moody’s Corp.	4	229
Morgan Stanley	5	113
NASDAQ OMX Group Inc.	7	216
National Financial Partners Corp. (c)	2	46
National Interstate Corp.	—	12
National Penn Bancshares Inc.	8	82
Navigators Group Inc. (c)	1	35
NBT Bancorp Inc.	2	34
Nelnet Inc. - Class A	1	34
Netspend Holdings Inc. (c)	2	39
New York Community Bancorp Inc. (e)	17	241
NewBridge Bancorp (c)	—	—
NewStar Financial Inc. (c)	2	30
Northern Trust Corp.	4	191
Northfield Bancorp Inc.	2	21
Northwest Bancshares Inc.	3	37
NYSE Euronext	3	124
OceanFirst Financial Corp.	1	12
Ocwen Financial Corp. (c)	7	277
Old National Bancorp	4	48
Old Republic International Corp.	1	11
OmniAmerican Bancorp Inc. (c)	1	13
OneBeacon Insurance Group Ltd. - Class A	1	9
Oriental Financial Group Inc. (e)	1	15
Oritani Financial Corp.	1	12
Pacific Continental Corp.	1	9
Pacific Mercantile BanCorp (c)	—	—
PacWest Bancorp (e)	1	32
Park National Corp. (e)	1	35
PartnerRe Ltd.	3	251
Peapack Gladstone Financial Corp.	—	—
People’s United Financial Inc.	1	14
Peoples Bancorp Inc.	1	11
PHH Corp. (c) (e)	3	72
Pico Holdings Inc. (c)	1	23
Pinnacle Financial Partners Inc. (c)	1	21
Piper Jaffray Cos. (c)	1	31
Platinum Underwriters Holdings Ltd.	2	106
PNC Financial Services Group Inc.	11	698
Portfolio Recovery Associates Inc. (c)	1	102
Preferred Bank (c)	1	9
Primerica Inc.	3	105
Principal Financial Group Inc.	2	61
PrivateBancorp Inc.	2	42
ProAssurance Corp.	3	142
Progressive Corp.	8	210
Prosperity Bancshares Inc.	1	45
Protective Life Corp.	5	164
Provident Financial Services Inc.	3	44
Provident New York Bancorp	2	15
Prudential Financial Inc.	3	148
Radian Group Inc. (e)	6	62
Raymond James Financial Inc.	6	254
Regions Financial Corp.	56	460
Reinsurance Group of America Inc.	4	251
RenaissanceRe Holdings Ltd.	2	175
Renasant Corp.	1	25
Republic Bancorp Inc. - Class A (e)	1	18
Resource America Inc. - Class A	1	9

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
RLI Corp.	1	43
Rockville Financial Inc.	1	7
Roma Financial Corp.	1	11
Ryman Hospitality Properties (e)	3	129
S&T Bancorp Inc.	1	24
Safeguard Scientifics Inc. (c)	—	8
Safety Insurance Group Inc.	1	34
Sandy Spring Bancorp Inc.	1	22
SCBT Financial Corp. (e)	1	34
SEI Investments Co.	1	41
Selective Insurance Group	3	75
Sierra Bancorp	1	8
Signature Bank (c)	—	24
Simmons First National Corp. - Class A	—	8
Simplicity Bancorp Inc.	—	6
SLM Corp.	4	75
Southside Bancshares Inc. (e)	1	21
Southwest Bancorp Inc. (c)	1	11
St. Joe Co. (c) (e)	3	64
StanCorp Financial Group Inc.	—	5
State Auto Financial Corp.	2	31
State Street Corp.	1	83
StellarOne Corp.	1	18
Sterling Bancorp	1	13
Stewart Information Services Corp. (e)	1	31
Stifel Financial Corp. (c)	2	61
Sun Bancorp Inc. (c)	4	15
SunTrust Banks Inc.	4	118
Susquehanna Bancshares Inc.	9	111
SVB Financial Group (c)	1	67
SY Bancorp Inc.	1	11
Symetra Financial Corp.	2	25
Synovus Financial Corp. (e)	39	108
T. Rowe Price Group Inc.	4	270
Taylor Capital Group Inc. (c) (e)	1	21
TCF Financial Corp.	5	75
TD Ameritrade Holding Corp.	9	192
Tejon Ranch Co. (c)	—	9
Territorial Bancorp Inc.	1	12
Texas Capital Bancshares Inc. (c)	2	73
TFS Financial Corp. (c)	2	21
Thomas Properties Group Inc.	2	11
Tompkins Financial Corp.	—	20
Torchmark Corp.	4	233
Tower Group International Ltd.	1	14
TowneBank (e)	1	20
Travelers Cos. Inc.	8	640
Trico Bancshares	1	12
Trustmark Corp. (e)	2	43
U.S. Bancorp	36	1,219
UMB Financial Corp.	2	105
Umpqua Holdings Corp.	5	72
Union First Market Bankshares Corp.	1	21
United Bankshares Inc. (e)	2	42
United Community Banks Inc. (c)	1	14
United Fire Group Inc.	1	31
Universal Insurance Holdings Inc.	2	8
Univest Corp. of Pennsylvania	1	14
Unum Group	2	45
Validus Holdings Ltd.	6	219
Valley National Bancorp (e)	5	48
ViewPoint Financial Group	2	36
Virginia Commerce Bancorp Inc. (c)	2	21
Walker & Dunlop Inc. (c)	1	18
Washington Federal Inc.	3	55
Washington Trust Bancorp Inc.	1	19
Webster Financial Corp.	2	56
Wells Fargo & Co.	95	3,516
WesBanco Inc.	1	14
West Bancorp Inc.	1	9
West Coast Bancorp	1	22
Western Alliance Bancorp (c)	4	57
Westfield Financial Inc.	—	2
Wilshire Bancorp Inc. (c)	3	24
Wintrust Financial Corp.	1	42
World Acceptance Corp. (c) (e)	1	60
WR Berkley Corp.	6	248
WSFS Financial Corp.	—	19
XL Group Plc	9	261
Zions Bancorp	1	20
		42,072

HEALTH CARE - 12.7%
Abbott Laboratories	21	759
AbbVie Inc.	21	877
Accuray Inc. (c) (e)	1	5
Acorda Therapeutics Inc. (c)	1	26
Actavis Inc. (c)	4	322
Agilent Technologies Inc.	—	4
Air Methods Corp.	2	87
Albany Molecular Research Inc. (c)	3	26
Alere Inc. (c)	—	3
Alexion Pharmaceuticals Inc. (c)	3	249
Align Technology Inc. (c)	3	94
Allergan Inc.	4	458
Allscripts-Misys Healthcare Solutions Inc. (c)	1	11
Amedisys Inc. (c) (e)	1	14
AmerisourceBergen Corp.	1	52
Amgen Inc.	11	1,138
AMN Healthcare Services Inc. (c)	3	42
Amsurg Corp. (c)	1	48
Analogic Corp.	1	51
AngioDynamics Inc. (c)	1	13
Anika Therapeutics Inc. (c)	1	7
Arena Pharmaceuticals Inc. (c) (e)	1	12
Ariad Pharmaceuticals Inc. (c)	4	78
ArthroCare Corp. (c)	1	42
Astex Pharmaceuticals (c)	1	4
athenahealth Inc. (c) (e)	1	97
Atrion Corp.	—	12
Baxter International Inc.	8	545
Becton Dickinson & Co.	3	258
Bio-Rad Laboratories Inc. - Class A (c)	1	129
Bio-Reference Labs Inc. (c) (e)	2	42
Biogen Idec Inc. (c)	3	598
BioMarin Pharmaceutical Inc. (c)	1	44
BioScrip Inc. (c)	3	35
Boston Scientific Corp. (c)	22	171
Bristol-Myers Squibb Co.	23	947
Brookdale Senior Living Inc. (c)	7	184
Cambrex Corp. (c)	1	17
Cantel Medical Corp.	1	30
Capital Senior Living Corp. (c)	1	32
Cardinal Health Inc.	5	196
CareFusion Corp. (c)	9	308
Celgene Corp. (c)	6	707
Celldex Therapeutics Inc. (c)	2	24
Centene Corp. (c)	—	18
Cerner Corp. (c)	1	66
Charles River Laboratories International Inc. (c)	1	26
Chemed Corp.	1	56
Chindex International Inc. (c)	1	10
CIGNA Corp.	6	344
Community Health Systems Inc.	3	156
Computer Programs & Systems Inc.	—	13
Conceptus Inc. (c)	1	24

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Conmed Corp.	1	37
Cooper Cos. Inc.	2	224
Corvel Corp. (c)	—	20
Coventry Health Care Inc.	5	255
Covidien Plc	7	453
CR Bard Inc.	1	131
CryoLife Inc.	1	7
Cumberland Pharmaceuticals Inc. (c)	1	4
Cutera Inc. (c)	—	1
Cyberonics Inc. (c)	1	28
Cynosure Inc. - Class A (c)	—	8
DaVita HealthCare Partners Inc. (c)	2	202
Dentsply International Inc.	4	157
DepoMed Inc. (c)	2	12
Edwards Lifesciences Corp. (c)	2	164
Eli Lilly & Co.	14	789
Emergent BioSolutions Inc. (c)	1	7
Emeritus Corp. (c)	2	50
Endocyte Inc. (c)	1	16
Ensign Group Inc.	1	33
ExacTech Inc. (c)	1	10
ExamWorks Group Inc. (c) (e)	2	28
Express Scripts Holding Co. (c)	1	33
Five Star Quality Care Inc. (c)	2	14
Forest Laboratories Inc. (c)	10	395
Furiex Pharmaceuticals Inc. (c)	—	11
Future Healthcare of America (c)	—	—
Gentiva Health Services Inc. (c)	1	15
Gilead Sciences Inc. (c)	20	998
Greatbatch Inc. (c)	1	33
GTx Inc. (c)	2	10
Haemonetics Corp. (c)	2	100
Hanger Orthopedic Group Inc. (c)	2	50
Health Management Associates Inc. - Class A (c)	—	1
Health Net Inc. (c)	1	40
HealthSouth Corp. (c)	2	63
Healthways Inc. (c)	1	17
Henry Schein Inc. (c)	3	250
Hill-Rom Holdings Inc.	1	46
HMS Holdings Corp. (c)	—	14
Hologic Inc. (c)	11	244
Horizon Pharma Inc. (c) (e)	1	4
Hospira Inc. (c)	6	190
Humana Inc.	2	108
ICU Medical Inc. (c)	1	29
Idexx Laboratories Inc. (c)	1	65
Illumina Inc. (c) (e)	1	35
Incyte Corp. (c) (e)	5	117
Infinity Pharmaceuticals Inc. (c)	—	17
Integra LifeSciences Holdings Corp. (c)	1	47
Intuitive Surgical Inc. (c)	—	147
Invacare Corp.	1	18
IPC The Hospitalist Co. Inc. (c)	1	27
Jazz Pharmaceuticals Plc (c)	3	142
Johnson & Johnson	39	3,139
Kindred Healthcare Inc. (c)	3	31
Laboratory Corp. of America Holdings (c)	2	180
Lannett Co. Inc. (c)	1	12
Life Technologies Corp. (c)	8	485
LifePoint Hospitals Inc. (c)	3	135
Magellan Health Services Inc. (c)	—	15
Masimo Corp.	1	21
McKesson Corp.	3	367
MedAssets Inc. (c)	3	54
Medicines Co. (c)	2	80
Medidata Solutions Inc. (c)	1	32
Medivation Inc. (c)	2	94
MEDNAX Inc. (c)	3	233
Medtronic Inc.	13	601
Merck & Co. Inc.	49	2,181
Merge Healthcare Inc. (c) (e)	—	—
Merit Medical Systems Inc. (c)	2	25
Mettler-Toledo International Inc. (c)	1	107
Molina Healthcare Inc. (c)	2	59
MWI Veterinary Supply Inc. (c)	—	53
Mylan Inc. (c)	1	26
Myriad Genetics Inc. (c)	1	23
National Healthcare Corp.	1	27
National Research Corp.	—	12
Natus Medical Inc. (c)	1	19
NuVasive Inc. (c)	2	45
Obagi Medical Products Inc. (c)	1	14
Omnicare Inc.	6	237
Omnicell Inc. (c)	2	28
Onyx Pharmaceuticals Inc. (c)	2	195
Opko Health Inc. (c) (e)	4	30
Orthofix International NV (c)	—	14
Owens & Minor Inc. (e)	3	108
Palomar Medical Technologies Inc. (c)	1	12
PAREXEL International Corp. (c)	2	79
Patterson Cos. Inc.	4	169
PDI Inc. (c)	1	4
PDL BioPharma Inc. (e)	6	42
PerkinElmer Inc.	—	10
Perrigo Co.	1	154
Pfizer Inc.	143	4,113
PharMerica Corp. (c)	1	10
Quest Diagnostics Inc.	1	80
Quidel Corp. (c)	1	28
Regeneron Pharmaceuticals Inc. (c)	2	265
Repligen Corp. (c)	1	7
ResMed Inc. (e)	4	167
Rigel Pharmaceuticals Inc. (c)	3	18
Rochester Medical Corp. (c)	—	5
RTI Biologics Inc. (c)	3	12
Sangamo Biosciences Inc. (c) (e)	2	18
Santarus Inc. (c)	1	11
Sciclone Pharmaceuticals Inc. (c)	1	6
Seattle Genetics Inc. (c) (e)	3	117
Select Medical Holdings Corp.	7	58
Sirona Dental Systems Inc. (c)	—	32
Solta Medical Inc. (c)	1	2
Spectrum Pharmaceuticals Inc. (e)	2	16
St. Jude Medical Inc.	4	176
STERIS Corp.	3	104
SurModics Inc. (c)	1	22
Symmetry Medical Inc. (c)	2	18
Team Health Holdings Inc. (c)	2	55
Techne Corp.	—	8
Teleflex Inc.	2	201
Tenet Healthcare Corp. (c)	5	250
Thermo Fisher Scientific Inc.	8	574
Thoratec Corp. (c)	1	45
Tornier BV (c)	1	21
TranS1 Inc. (c)	1	2
Triple-S Management Corp. - Class B (c)	1	16
United Therapeutics Corp. (c)	2	146
UnitedHealth Group Inc.	14	801
Universal American Corp.	4	34
Universal Health Services Inc. - Class B	4	243
Utah Medical Products Inc.	—	10
Varian Medical Systems Inc. (c)	1	40
Vascular Solutions Inc. (c)	1	8
VCA Antech Inc. (c)	3	65
Vertex Pharmaceuticals Inc. (c)	4	203

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Vical Inc. (c) (e)	—	—
ViroPharma Inc. (c)	3	86
Warner Chilcott Plc - Class A	6	83
Waters Corp. (c)	1	113
WellPoint Inc.	6	428
West Pharmaceutical Services Inc.	2	104
Wright Medical Group Inc.	—	—
Wright Medical Group Inc. (c) (e)	2	45
XenoPort Inc. (c)	2	11
Zimmer Holdings Inc.	5	369
		33,825
INDUSTRIALS - 12.7%
3M Co.	9	978
A.T. Cross Co. - Class A (c)	1	7
AAON Inc.	1	23
AAR Corp.	2	28
ABM Industries Inc.	2	36
Acacia Research Corp. (c)	1	29
ACCO Brands Corp. (c)	2	15
Aceto Corp.	1	8
Actuant Corp. - Class A	4	113
Acuity Brands Inc.	2	111
ADT Corp.	2	111
AECOM Technology Corp. (c)	1	40
Aegion Corp. (c)	1	23
AeroVironment Inc. (c)	—	9
Air Transport Services Group Inc. (c)	1	7
Alamo Group Inc.	1	23
Alaska Air Group Inc. (c)	4	230
Albany International Corp.	1	30
Allegiant Travel Co. (e)	1	80
Alliant Techsystems Inc.	1	65
Allied Motion Technologies Inc.	—	3
Altra Holdings Inc.	1	27
Amerco Inc.	1	174
Ameresco Inc. - Class A (c)	1	4
American Railcar Industries Inc.	1	44
American Science & Engineering Inc.	—	18
American Superconductor Corp. (c) (e)	1	3
American Woodmark Corp. (c)	1	20
AMETEK Inc.	—	15
AO Smith Corp.	2	140
Apogee Enterprises Inc.	1	38
Applied Industrial Technologies Inc.	1	64
ARC Document Solutions Inc. (c)	2	5
Arkansas Best Corp.	1	16
Armstrong World Industries Inc. (c)	—	7
Astec Industries Inc.	—	10
Atlas Air Worldwide Holdings Inc. (c)	2	64
Avery Dennison Corp.	5	227
Avis Budget Group Inc. (c)	6	161
AZZ Inc.	1	48
B/E Aerospace Inc. (c)	1	34
Barnes Group Inc.	1	29
Barrett Business Services Inc.	—	21
Beacon Roofing Supply Inc. (c)	1	50
Belden Inc.	1	41
Blount International Inc. (c)	1	12
Boeing Co.	10	833
Brady Corp.	2	54
Breeze-Eastern Corp. (c)	—	3
Briggs & Stratton Corp.	2	46
Brink’s Co.	1	34
Builders FirstSource Inc. (c)	4	22
CAI International Inc. (c)	—	9
Carlisle Cos. Inc.	3	169
Casella Waste Systems Inc. - Class A (c)	1	5
Caterpillar Inc.	6	539
CBIZ Inc. (c)	2	13
CDI Corp.	1	15
Ceco Environmental Corp.	—	6
Celadon Group Inc.	1	21
Chart Industries Inc. (c)	1	96
Chicago Bridge & Iron Co. NV - ADR	—	21
Cintas Corp.	—	21
CIRCOR International Inc.	1	34
CLARCOR Inc.	1	48
CNH Global NV	2	62
Coleman Cable Inc.	1	9
Colfax Corp. (c)	5	223
Comfort Systems USA Inc.	2	23
Con-Way Inc.	2	81
Consolidated Graphics Inc. (c)	—	16
Corporate Executive Board Co.	1	52
Courier Corp.	1	7
Covanta Holding Corp.	5	99
Covenant Transportation Group Inc. - Class A (c)	—	1
CSX Corp.	19	478
Cummins Inc.	2	232
Curtiss-Wright Corp.	1	51
Deere & Co.	6	473
Delta Air Lines Inc. (c)	16	266
Deluxe Corp.	2	91
DigitalGlobe Inc. (c)	3	94
Donaldson Co. Inc.	2	76
Douglas Dynamics Inc.	1	14
Dover Corp.	7	525
Ducommun Inc. (c)	—	9
Dun & Bradstreet Corp. (e)	2	167
DXP Enterprises Inc. (c)	1	37
Dycom Industries Inc. (c)	1	16
Eaton Corp. Plc	3	180
EMCOR Group Inc.	—	8
Emerson Electric Co.	10	553
Encore Wire Corp.	1	42
EnerNOC Inc. (c)	1	23
EnerSys (c)	2	109
Engility Holdings Inc. (c)	1	15
Ennis Inc.	1	17
EnPro Industries Inc. (c)	1	56
Equifax Inc.	—	27
ESCO Technologies Inc.	1	49
Espey Manufacturing & Electronics Corp.	—	3
Esterline Technologies Corp. (c)	1	68
Exelis Inc.	4	47
Expeditors International of Washington Inc.	1	38
Exponent Inc.	1	27
Fastenal Co.	3	144
Federal Signal Corp. (c)	3	23
FedEx Corp.	6	560
Flow International Corp. (c)	1	3
Flowserve Corp.	1	134
Fluor Corp.	2	133
Fortune Brands Home & Security Inc. (c)	4	152
Forward Air Corp.	—	16
Franklin Covey Co. (c)	1	12
Franklin Electric Co. Inc.	2	67
FTI Consulting Inc. (c)	1	33
Furmanite Corp. (c)	2	10
G&K Services Inc. - Class A	1	36
Gardner Denver Inc.	2	165
GATX Corp.	1	64
GenCorp Inc. (c) (e)	—	—
Generac Holdings Inc.	3	92

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
General Cable Corp. (c)	2	62
General Dynamics Corp.	6	395
General Electric Co.	190	4,381
Genesee & Wyoming Inc. - Class A (c)	2	168
Gibraltar Industries Inc. (c)	1	26
Global Power Equipment Group Inc.	—	7
Gorman-Rupp Co.	1	24
GP Strategies Corp. (c)	1	21
Graco Inc.	—	12
GrafTech International Ltd. (c) (e)	4	27
Granite Construction Inc.	1	41
Great Lakes Dredge & Dock Corp.	3	19
Greenbrier Cos. Inc. (c)	—	9
Griffon Corp.	3	34
H&E Equipment Services Inc.	—	8
Harsco Corp.	2	61
Hawaiian Holdings Inc. (c)	2	13
Heartland Express Inc.	2	32
HEICO Corp.	1	35
HEICO Corp. - Class A	1	34
Heidrick & Struggles International Inc.	—	5
Herman Miller Inc.	1	27
Hertz Global Holdings Inc. (c)	1	18
Hexcel Corp. (c)	4	122
Hill International Inc. (c)	2	5
HNI Corp.	2	57
Honeywell International Inc.	10	746
Houston Wire & Cable Co.	—	2
HUB Group Inc. (c)	1	19
Hubbell Inc. - Class A	—	9
Hubbell Inc. - Class B	1	81
Hudson Global Inc. (c)	1	2
Huntington Ingalls Industries Inc.	2	112
Huron Consulting Group Inc. (c)	1	35
Hyster-Yale Materials Handling Inc. - Class A	1	34
ICF International Inc. (c)	1	24
IDEX Corp.	4	194
IHS Inc. - Class A (c)	1	126
II-VI Inc. (c)	1	18
Illinois Tool Works Inc.	6	347
Ingersoll-Rand Plc	6	347
InnerWorkings Inc. (c) (e)	2	28
Insperity Inc.	—	11
Insteel Industries Inc.	1	13
Integrated Electrical Services Inc. (c)	—	—
Interface Inc.	—	6
Intersections Inc. (e)	1	6
Iron Mountain Inc.	1	43
Jacobs Engineering Group Inc. (c)	2	113
JetBlue Airways Corp. (c) (e)	10	66
John Bean Technologies Corp.	1	19
Joy Global Inc.	—	22
Kaman Corp.	—	—
Kansas City Southern	3	333
KAR Auction Services Inc.	4	86
Kaydon Corp.	1	15
Kelly Services Inc. - Class A	1	12
Kennametal Inc.	1	31
Kforce Inc.	1	21
Kimball International Inc. - Class B	1	11
Kirby Corp. (c)	1	61
Knight Transportation Inc.	3	41
Knoll Inc.	1	12
Korn/Ferry International (c)	2	30
Kratos Defense & Security Solutions Inc. (c)	1	3
L-3 Communications Holdings Inc.	4	324
Layne Christensen Co. (c)	1	19
LB Foster Co.	—	18
Lennox International Inc.	2	108
Lindsay Corp.	—	18
LMI Aerospace Inc. (c)	—	4
Lockheed Martin Corp.	4	347
LSI Industries Inc.	1	5
Lydall Inc. (c)	1	12
Manpower Inc.	1	45
Marten Transport Ltd.	1	13
Masco Corp.	7	146
MasTec Inc. (c)	4	111
Matson Inc.	1	28
McGrath RentCorp	1	34
Meritor Inc. (c)	2	10
Met-Pro Corp.	1	6
Metalico Inc. (c)	1	2
Michael Baker Corp.	—	10
Middleby Corp. (c)	1	107
Miller Industries Inc.	1	9
Mine Safety Appliances Co.	—	20
Mobile Mini Inc. (c)	1	31
Moog Inc. (c)	1	60
Moog Inc. - Class B (c)	—	9
Mueller Industries Inc.	1	37
Mueller Water Products Inc. - Class A	8	45
Multi-Color Corp.	1	18
MYR Group Inc. (c)	1	23
NACCO Industries Inc. - Class A	1	27
National Presto Industries Inc. (e)	—	24
Nielsen Holdings NV	8	274
NL Industries Inc.	1	11
NN Inc. (c)	—	5
Nordson Corp.	1	46
Norfolk Southern Corp.	6	486
Nortek Inc. (c)	—	16
Northrop Grumman Systems Corp.	5	316
Northwest Pipe Co. (c)	—	11
Old Dominion Freight Line Inc. (c)	3	108
On Assignment Inc. (c)	2	41
Orbital Sciences Corp. (c)	—	6
Orion Marine Group Inc. (c)	1	12
Oshkosh Corp. (c)	3	119
Owens Corning Inc. (c)	5	198
Pall Corp.	—	10
Park-Ohio Holdings Corp. (c)	—	13
Parker Hannifin Corp.	3	266
Patrick Industries Inc. (c)	—	7
Pentair Ltd.	6	293
PGT Inc. (c)	—	—
Pike Electric Corp.	2	21
Polypore International Inc. (c) (e)	1	44
Powell Industries Inc. (c)	1	26
PowerSecure International Inc. (c)	—	2
Precision Castparts Corp.	2	284
Preformed Line Products Co.	—	13
Primoris Services Corp.	1	22
Quad/Graphics Inc. - Class A (e)	2	36
Quality Distribution Inc. (c)	—	3
Quanex Building Products Corp.	1	21
Quanta Services Inc. (c)	8	232
Raven Industries Inc.	1	27
RBC Bearings Inc. (c)	—	20
Regal-Beloit Corp.	2	195
Republic Airways Holdings Inc. (c)	2	21
Republic Services Inc. - Class A	15	482
Resources Connection Inc.	—	3
Roadrunner Transportation Systems Inc. (c)	1	32
Robert Half International Inc.	5	180
Rockwell Automation Inc.	3	233

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Rockwell Collins Inc.	—	19
Rollins Inc.	3	79
Roper Industries Inc.	3	333
RR Donnelley & Sons Co. (e)	9	110
Rush Enterprises Inc. - Class A (c)	1	15
Ryder System Inc.	1	41
Saia Inc. (c)	1	25
Schawk Inc. - Class A	1	12
SeaCube Container Leasing Ltd.	—	10
Sensata Technologies Holding NV (c)	—	7
SIFCO Industries Inc.	—	3
Simpson Manufacturing Co. Inc.	2	51
SkyWest Inc.	2	26
Snap-On Inc.	2	199
Southwest Airlines Co.	30	400
Spirit Aerosystems Holdings Inc. - Class A (c)	6	116
Spirit Airlines Inc. (c)	1	29
SPX Corp.	1	40
Standard Parking Corp. (c)	1	10
Standex International Corp.	—	22
Stanley Black & Decker Inc.	7	545
Steelcase Inc. - Class A	4	63
Stericycle Inc. (c)	1	149
Sterling Construction Co. Inc. (c)	—	2
Sun Hydraulics Corp.	—	13
Swift Transporation Co. - Class A (c)	1	18
Sypris Solutions Inc.	—	—
TAL International Group Inc.	1	41
Taser International Inc. (c)	2	18
Team Inc. (c)	—	12
Teledyne Technologies Inc. (c)	1	63
Tennant Co.	1	34
Terex Corp. (c)	2	61
Tetra Tech Inc. (c)	4	107
Textainer Group Holdings Ltd. (e)	2	71
Textron Inc.	4	119
Thermon Group Holdings Inc. (c)	—	1
Timken Co.	1	31
Titan International Inc. (e)	1	23
Titan Machinery Inc. (c)	1	17
TransDigm Group Inc.	1	153
TRC Cos. Inc. (c)	1	6
TriMas Corp. (c)	2	49
Trinity Industries Inc.	3	150
Triumph Group Inc.	3	214
Tutor Perini Corp. (c)	1	23
Twin Disc Inc.	1	13
Tyco International Ltd.	8	266
Ultralife Corp. (c)	—	1
UniFirst Corp.	1	63
Union Pacific Corp.	9	1,296
United Continental Holdings Inc. (c)	4	128
United Parcel Service Inc. - Class B	4	340
United Stationers Inc.	1	46
United Technologies Corp.	12	1,090
Universal Forest Products Inc. (e)	1	48
Universal Truckload Services Inc. (c)	1	16
URS Corp.	1	46
US Airways Group Inc. (c) (e)	4	75
US Ecology Inc.	1	19
USG Corp. (c) (e)	2	54
UTi Worldwide Inc.	3	41
Valmont Industries Inc.	1	189
Viad Corp.	1	25
Vicor Corp. (c)	1	7
Wabash National Corp. (c)	1	14
Wabtec Corp.	2	153
Waste Connections Inc.	4	143
Waste Management Inc.	6	225
Watsco Inc.	1	101
Watts Water Technologies Inc. - Class A	1	38
Werner Enterprises Inc.	2	48
WESCO International Inc. (c)	3	184
Willis Lease Finance Corp. (c)	—	6
WW Grainger Inc.	1	113
XPO Logistics Inc. (c) (e)	1	10
Xylem Inc.	—	10
		34,103
INFORMATION TECHNOLOGY - 14.3%
3D Systems Corp. (c) (e)	2	65
Accelrys Inc. (c)	3	27
Accenture Plc - Class A	2	117
ACI Worldwide Inc. (c)	1	60
Acme Packet Inc. (c)	—	6
Actuate Corp. (c)	4	22
Acxiom Corp. (c)	4	80
Adobe Systems Inc. (c)	7	305
ADTRAN Inc. (e)	2	35
Advanced Energy Industries Inc. (c)	2	37
Advanced Micro Devices Inc. (c) (e)	5	13
Advent Software Inc. (c)	1	22
Aeroflex Holding Corp. (c)	3	20
Agilysys Inc. (c)	—	1
Akamai Technologies Inc. (c)	—	6
Alliance Data Systems Corp. (c)	1	113
Alpha & Omega Semiconductor Ltd. (c)	1	10
Amdocs Ltd.	2	85
Amkor Technology Inc. (c) (e)	5	18
Amphenol Corp. - Class A	1	97
Analog Devices Inc.	—	5
Anaren Inc. (c)	1	14
Anixter International Inc.	1	51
Ansys Inc. (c)	—	12
AOL Inc.	5	205
Apple Inc.	13	5,671
Applied Materials Inc.	23	314
Applied Micro Circuits Corp. (c)	1	8
Arris Group Inc. (c)	6	101
Arrow Electronics Inc. (c)	1	49
Aspen Technology Inc. (c)	2	52
ATMI Inc. (c)	1	24
Autodesk Inc. (c)	1	44
Automatic Data Processing Inc.	—	13
Avago Technologies Ltd.	5	165
AVG Technologies NV (e)	1	18
Aviat Networks Inc. (c)	1	2
Avnet Inc. (c)	1	34
AVX Corp.	5	64
Bel Fuse Inc. - Class B	—	6
Benchmark Electronics Inc. (c)	2	32
Black Box Corp.	—	4
Blucora Inc. (c) (e)	3	45
Booz Allen Hamilton Holding Corp. - Class A (e)	5	66
Bottomline Technologies Inc. (c)	1	25
Broadcom Corp. - Class A	4	125
Broadridge Financial Solutions Inc.	1	23
Brocade Communications Systems Inc. (c)	15	84
Brooks Automation Inc.	1	12
CA Inc.	11	267
Cabot Microelectronics Corp. (c)	1	21
CACI International Inc. - Class A (c)	1	40
Cadence Design Systems Inc. (c)	1	11
CalAmp Corp. (c)	1	8
Calix Inc. (c)	1	10

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Cardtronics Inc. (c)	1	19
Cascade Microtech Inc. (c)	—	1
Checkpoint Systems Inc. (c)	2	21
Cirrus Logic Inc. (c) (e)	1	15
Cisco Systems Inc.	32	677
Citrix Systems Inc. (c)	3	195
Cognex Corp.	1	43
Cognizant Technology Solutions Corp. - Class A (c)	4	283
Coherent Inc.	1	57
Cohu Inc.	1	9
Communications Systems Inc.	—	4
Computer Sciences Corp.	4	182
Computer Task Group Inc. (c)	1	15
Compuware Corp. (c)	9	114
Concur Technologies Inc. (c) (e)	2	151
Convergys Corp.	6	109
CoreLogic Inc. (c)	5	134
Corning Inc.	14	186
CoStar Group Inc. (c)	1	120
Cray Inc. (c)	1	33
Cree Inc. (c)	1	63
CSG Systems International Inc. (c)	2	34
CTS Corp.	2	16
Cymer Inc. (c)	1	135
Daktronics Inc.	2	20
Dealertrack Technologies Inc. (c)	2	53
Demand Media Inc. (c)	4	36
Dice Holdings Inc. (c)	1	12
Digi International Inc. (c)	1	11
Digimarc Corp.	—	4
Digital River Inc. (c)	1	11
Diodes Inc. (c)	1	22
Dolby Laboratories Inc. - Class A (e)	2	67
DSP Group Inc. (c)	1	8
DST Systems Inc.	2	156
DTS Inc. (c)	—	8
Earthlink Inc.	5	27
eBay Inc. (c)	16	860
Ebix Inc. (e)	1	23
EchoStar Corp. - Class A (c)	1	35
Electro Rent Corp.	1	20
Electronic Arts Inc. (c)	1	21
Electronics for Imaging Inc. (c)	2	56
EMC Corp. (c)	28	672
Emcore Corp. (c)	—	2
Emulex Corp. (c)	2	11
Entegris Inc. (c)	5	49
Entropic Communications Inc. (c)	3	10
EPIQ Systems Inc.	2	24
ePlus Inc.	—	20
Equinix Inc. (c)	1	195
Euronet Worldwide Inc. (c)	1	24
Exar Corp. (c)	3	27
ExlService Holdings Inc. (c)	1	27
Extreme Networks (c)	3	9
F5 Networks Inc. (c)	1	107
Fabrinet (c)	1	16
FactSet Research Systems Inc. (e)	1	65
Fair Isaac Corp.	1	52
Fairchild Semiconductor International Inc. (c)	4	52
FEI Co.	2	97
Fidelity National Information Services Inc.	6	225
Finisar Corp. (c) (e)	1	15
First Solar Inc. (c) (e)	1	36
Fiserv Inc. (c)	4	334
FleetCor Technologies Inc. (c)	4	277
FLIR Systems Inc.	2	40
FormFactor Inc. (c)	1	6
Forrester Research Inc.	—	15
Fusion-io Inc. (c) (e)	1	21
Gartner Inc. - Class A (c)	2	82
Genpact Ltd.	9	156
Global Cash Access Holdings Inc. (c)	3	20
Global Payments Inc.	1	42
Globalscape Inc.	1	1
Google Inc. - Class A (c)	4	2,805
GSI Group Inc. (c)	—	3
GSI Technology Inc. (c)	1	9
GT Advanced Technologies Inc. (c) (e)	—	1
Hackett Group Inc.	2	9
Harmonic Inc. (c)	6	32
Harris Corp.	3	120
Heartland Payment Systems Inc. (e)	1	23
Hittite Microwave Corp. (c)	1	75
IAC/InterActiveCorp.	1	22
IEC Electronics Corp. (c)	—	2
iGate Corp. (c)	1	17
Imation Corp. (c)	2	7
Immersion Corp. (c)	1	12
Infinera Corp. (c)	3	24
Ingram Micro Inc. - Class A (c)	2	30
Insight Enterprises Inc. (c)	1	27
Integrated Device Technology Inc. (c)	4	31
Integrated Silicon Solutions Inc. (c)	1	11
InterDigital Inc. (e)	1	48
Intermec Inc. (c)	2	22
Internap Network Services Corp. (c)	3	23
International Business Machines Corp.	15	3,107
International Rectifier Corp. (c)	2	49
Intersil Corp. - Class A	4	34
Intevac Inc. (c)	1	5
IntraLinks Holdings Inc. (c)	3	17
IPG Photonics Corp. (e)	1	37
Itron Inc. (c)	—	14
Ixia (c)	3	60
IXYS Corp.	1	11
j2 Global Inc. (e)	1	52
Jabil Circuit Inc.	2	37
Jack Henry & Associates Inc.	1	43
JDS Uniphase Corp. (c)	1	9
Juniper Networks Inc. (c)	11	211
Key Tronic Corp. (c)	—	5
Keynote Systems Inc.	—	2
KIT Digital Inc. (c)	2	1
KLA-Tencor Corp.	1	37
Kopin Corp. (c)	1	4
Kulicke & Soffa Industries Inc. (c)	2	25
KVH Industries Inc. (c)	1	8
Lam Research Corp. (c)	1	47
Lattice Semiconductor Corp. (c)	4	22
Lender Processing Services Inc.	4	89
Lexmark International Inc. (e)	1	32
Limelight Networks Inc. (c) (e)	4	9
LinkedIn Corp. - Class A (c)	1	187
Lionbridge Technologies Inc. (c)	2	9
Liquidity Services Inc. (c) (e)	—	1
Littelfuse Inc.	1	35
LoJack Corp. (c)	1	2
Loral Space & Communications Inc.	1	50
LSI Corp. (c)	7	49
LTX-Credence Corp. (c)	2	14
Magnachip Semiconductor Corp. (c)	1	24
Manhattan Associates Inc. (c)	1	37
Mantech International Corp. - Class A (e)	—	12
Market Leader Inc. (c)	1	5

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Marvell Technology Group Ltd.	—	4
MasterCard Inc. - Class A	1	487
Mattersight Corp. (c) (e)	—	—
Mattson Technology Inc. (c)	—	—
Maxim Integrated Products Inc.	1	34
MAXIMUS Inc.	1	112
Measurement Specialties Inc. (c)	1	22
MEMC Electronic Materials Inc. (c)	7	33
Mentor Graphics Corp. (c)	6	103
Mesa Laboratories Inc.	—	5
Methode Electronics Inc.	2	22
Micrel Inc.	1	12
Microchip Technology Inc. (e)	2	85
Micron Technology Inc. (c)	16	157
Microsemi Corp. (c)	4	102
Microsoft Corp.	103	2,951
Mindspeed Technologies Inc. (c)	1	3
MKS Instruments Inc.	2	51
MOCON Inc.	—	1
Molex Inc. (e)	4	108
Molex Inc. - Class A	3	72
MoneyGram International Inc. (c)	2	32
Monolithic Power Systems Inc.	1	32
Monotype Imaging Holdings Inc.	1	17
Monster Worldwide Inc. (c) (e)	2	11
Move Inc. (c)	1	9
MTS Systems Corp.	—	28
Nanometrics Inc. (c)	—	6
NAPCO Security Technologies Inc. (c)	1	3
National Instruments Corp.	1	16
NetApp Inc. (c)	2	69
NetGear Inc. (c)	1	42
NetScout Systems Inc. (c)	2	42
NetSuite Inc. (c)	1	104
NeuStar Inc. - Class A (c)	—	19
Newport Corp. (c)	1	15
NIC Inc.	2	29
Nuance Communications Inc. (c) (e)	1	23
Nvidia Corp.	8	96
Omnivision Technologies Inc. (c)	1	19
ON Semiconductor Corp. (c)	1	9
Oplink Communications Inc. (c)	1	15
Oracle Corp.	52	1,696
OSI Systems Inc. (c)	1	62
Park Electrochemical Corp.	1	23
PC Connection Inc.	1	9
Perficient Inc. (c)	1	9
Pericom Semiconductor Corp. (c)	1	5
Photronics Inc. (c)	2	13
Plantronics Inc.	2	71
Plexus Corp. (c)	1	12
PLX Technology Inc. (c)	2	8
PMC - Sierra Inc. (c)	5	33
Polycom Inc. (c)	1	15
Power-One Inc. (c) (e)	7	29
PRG-Schultz International Inc. (c)	1	6
Progress Software Corp. (c)	1	30
PTC Inc. (c)	—	3
QLogic Corp. (c)	—	—
QUALCOMM Inc.	17	1,119
QuinStreet Inc. (c)	1	3
Rackspace Hosting Inc. (c)	3	131
Rambus Inc. (c)	3	15
RealNetworks Inc. (c)	—	3
Red Hat Inc. (c)	1	66
RF Micro Devices Inc. (c)	6	30
Richardson Electronics Ltd.	1	7
Riverbed Technology Inc. (c)	—	3
Rofin-Sinar Technologies Inc. (c)	1	35
Rogers Corp. (c)	1	33
Rosetta Stone Inc. (c)	1	14
Rovi Corp. (c)	1	30
Rudolph Technologies Inc. (c)	1	12
SAIC Inc.	16	221
Salesforce.com Inc. (c)	1	179
SanDisk Corp. (c)	5	302
Sanmina Corp. (c)	2	27
Sapient Corp. (c)	3	37
ScanSource Inc. (c)	—	10
SeaChange International Inc. (c)	1	7
Seagate Technology	8	302
Semtech Corp. (c)	2	59
Sigma Designs Inc. (c)	2	7
Silicon Image Inc. (c)	2	7
Silicon Laboratories Inc. (c)	1	38
SolarWinds Inc. (c)	2	100
Solera Holdings Inc.	3	157
Sonus Networks Inc. (c)	5	13
Spansion Inc. (c)	3	35
SS&C Technologies Holdings Inc. (c)	4	132
Stamps.com Inc. (c)	—	3
SunPower Corp. (c) (e)	5	54
Super Micro Computer Inc. (c)	—	1
Supertex Inc.	—	11
support.com Inc. (c)	2	8
Symantec Corp. (c)	3	68
Symmetricom Inc. (c)	2	9
Synaptics Inc. (c)	1	33
Synchronoss Technologies Inc. (c)	—	5
SYNNEX Corp. (c)	1	42
Synopsys Inc. (c)	1	18
Take-Two Interactive Software Inc. (c)	2	37
TE Connectivity Ltd.	8	334
Tech Data Corp. (c)	1	67
TeleCommunication Systems Inc. - Class A (c)	—	—
TeleNav Inc. (c)	1	6
TeleTech Holdings Inc. (c)	—	4
Tellabs Inc.	12	24
Teradata Corp. (c)	3	189
Teradyne Inc. (c)	10	155
Tessco Technologies Inc.	—	4
Tessera Technologies Inc.	2	35
Texas Instruments Inc.	5	174
Total System Services Inc.	4	87
Transact Technologies Inc.	—	1
Trimble Navigation Ltd. (c)	1	25
TriQuint Semiconductor Inc. (c)	1	6
Tyler Technologies Inc. (c)	1	43
Ultimate Software Group Inc. (c)	1	60
Ultra Clean Holdings Inc. (c)	—	2
Ultratech Inc. (c)	1	40
Unisys Corp. (c)	2	34
United Online Inc.	4	26
ValueClick Inc. (c)	2	62
Veeco Instruments Inc. (c) (e)	2	77
Verint Systems Inc. (c)	1	24
VeriSign Inc. (c)	3	147
ViaSat Inc. (c)	1	48
Viasystems Group Inc. (c)	1	9
Virtusa Corp. (c)	—	8
Visa Inc. - Class A	7	1,206
Vishay Intertechnology Inc. (c) (e)	5	62
VistaPrint NV (c) (e)	1	50
VMware Inc. - Class A (c)	1	47
Volterra Semiconductor Corp. (c)	—	1
Web.com Group Inc. (c)	1	17

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Western Digital Corp.	11	545
Western Union Co.	—	5
WEX Inc. (c)	—	8
Xerox Corp.	20	173
Xilinx Inc.	2	78
XO Group Inc. (c)	2	15
Yahoo! Inc. (c)	22	511
Zebra Technologies Corp. - Class A (c)	1	58
Zixit Corp. (c)	1	3
Zygo Corp. (c)	1	9
		38,230
MATERIALS - 4.0%
A. Schulman Inc.	1	44
AEP Industries Inc. (c)	—	14
Air Products & Chemicals Inc.	3	261
Airgas Inc.	2	218
Albemarle Corp.	—	25
Alcoa Inc.	41	353
Allegheny Technologies Inc.	1	33
Allied Nevada Gold Corp. (c)	3	56
AM Castle & Co. (c) (e)	1	17
AMCOL International Corp.	1	19
American Vanguard Corp.	1	38
Ashland Inc.	3	253
Axiall Corp.	3	173
Balchem Corp.	1	48
Ball Corp.	3	145
Bemis Co. Inc.	—	8
Boise Inc.	3	28
Buckeye Technologies Inc.	2	45
Cabot Corp.	1	49
Calgon Carbon Corp. (c)	3	51
Carpenter Technology Corp.	2	104
Celanese Corp.	—	21
Century Aluminum Co. (c)	3	26
CF Industries Holdings Inc.	1	247
Chemtura Corp. (c)	5	98
Clearwater Paper Corp. (c)	1	53
Coeur d’Alene Mines Corp. (c)	4	75
Commercial Metals Co.	6	98
Compass Minerals International Inc.	—	32
Crown Holdings Inc. (c)	3	121
Cytec Industries Inc.	3	185
Deltic Timber Corp.	—	27
Domtar Corp.	2	140
Dow Chemical Co.	17	542
E.I. du Pont de Nemours & Co.	13	624
Eagle Materials Inc.	2	120
Eastman Chemical Co.	1	56
Ecolab Inc.	4	313
Ferro Corp. (c)	4	28
Flotek Industries Inc. (c) (e)	—	7
FMC Corp.	1	46
Freeport-McMoRan Copper & Gold Inc.	3	100
FutureFuel Corp.	1	12
Globe Specialty Metals Inc.	1	18
Graphic Packaging Holding Co. (c)	16	117
Greif Inc. - Class A	—	16
Greif Inc. - Class B (e)	1	30
Hawkins Inc.	—	12
Haynes International Inc.	—	11
HB Fuller Co.	1	27
Hecla Mining Co.	14	56
Horsehead Holding Corp. (c)	1	6
Huntsman Corp.	2	34
Innophos Holdings Inc.	1	31
Innospec Inc.	—	18
Intrepid Potash Inc.	2	30
Kaiser Aluminum Corp.	1	58
KapStone Paper and Packaging Corp.	3	69
Koppers Holdings Inc.	—	13
Kronos Worldwide Inc. (e)	1	22
Landec Corp. (c)	2	22
Louisiana-Pacific Corp. (c)	8	162
LSB Industries Inc. (c)	1	17
LyondellBasell Industries NV - Class A	2	108
Martin Marietta Materials Inc. (e)	2	194
Materion Corp.	1	26
McEwen Mining Inc. (c) (e)	1	2
MeadWestvaco Corp.	7	247
Mercer International Inc. (c)	2	11
Metals USA Holdings Corp.	2	35
Minerals Technologies Inc.	1	46
Molycorp Inc. (c) (e)	3	15
Monsanto Co.	7	765
Mosaic Co.	—	13
Myers Industries Inc.	1	15
Neenah Paper Inc.	1	15
NewMarket Corp. (e)	—	128
Newmont Mining Corp.	—	2
Nucor Corp.	2	80
Olin Corp.	2	61
OM Group Inc. (c)	2	35
Omnova Solutions Inc. (c)	2	15
P.H. Glatfelter Co.	1	33
Packaging Corp. of America	3	120
Penford Corp. (c)	—	2
PolyOne Corp.	5	117
PPG Industries Inc.	2	216
Praxair Inc.	4	415
Quaker Chemical Corp.	—	24
Reliance Steel & Aluminum Co.	2	137
Resolute Forest Products (c) (e)	2	32
Rock-Tenn Co. - Class A	—	9
Rockwood Holdings Inc.	—	11
Royal Gold Inc.	1	99
RPM International Inc.	6	174
RTI International Metals Inc. (c)	1	38
Schnitzer Steel Industries Inc. - Class A	1	19
Schweitzer-Mauduit International Inc.	1	31
Scotts Miracle-Gro Co. - Class A	1	43
Sealed Air Corp.	2	47
Sensient Technologies Corp.	1	45
Sherwin-Williams Co.	2	321
Sigma-Aldrich Corp.	2	186
Sonoco Products Co.	4	143
Southern Copper Corp.	1	30
Steel Dynamics Inc.	4	62
Stepan Co.	1	50
Stillwater Mining Co. (c)	4	53
SunCoke Energy Inc. (c)	2	25
Texas Industries Inc. (c) (e)	1	82
United States Steel Corp. (e)	2	48
Universal Stainless & Alloy Products Inc. (c)	—	11
US Silica Holdings Inc. (e)	1	14
Valspar Corp.	2	106
Vulcan Materials Co.	2	84
Walter Industries Inc.	—	3
Wausau Paper Corp.	2	24
Westlake Chemical Corp. (e)	2	224
Worthington Industries Inc.	4	112
Zep Inc.	1	7
Zoltek Cos. Inc. (c) (e)	1	15
		10,747

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value

TELECOMMUNICATION SERVICES - 3.2%
AT&T Inc.	111	4,060
Atlantic Tele-Network Inc.	1	34
Cbeyond Inc. (c)	1	7
CenturyLink Inc.	12	419
Cincinnati Bell Inc. (c)	8	26
Consolidated Communications Holdings Inc.	1	19
Crown Castle International Corp. (c)	4	292
Frontier Communications Corp. (e)	40	157
General Communication Inc. - Class A (c) (e)	2	17
Hawaiian Telcom Holdco Inc. (c)	—	9
IDT Corp. - Class B	1	10
Level 3 Communications Inc. (c) (e)	5	105
MetroPCS Communications Inc. (c)	11	124
NTELOS Holdings Corp.	—	4
ORBCOMM Inc. (c)	—	—
Premiere Global Services Inc. (c)	2	26
Primus Telecommunications Group Inc.	1	7
SBA Communications Corp. (c)	3	187
Shenandoah Telecommunications Co.	1	15
Sprint Nextel Corp. (c)	113	702
Telephone & Data Systems Inc.	2	34
tw telecom inc. (c)	7	164
US Cellular Corp. (c)	—	4
Verizon Communications Inc.	45	2,193
Vonage Holdings Corp. (c)	5	14
		8,629
UTILITIES - 4.1%
AGL Resources Inc.	2	97
Allete Inc.	1	49
Alliant Energy Corp.	2	107
Ameren Corp.	5	175
American Electric Power Co. Inc.	6	310
American States Water Co.	1	63
American Water Works Co. Inc.	3	141
Aqua America Inc.	6	186
Artesian Resources Corp. - Class A	—	1
Atmos Energy Corp.	4	162
Avista Corp.	3	71
Black Hills Corp.	1	44
California Water Service Group	—	8
Calpine Corp. (c)	13	268
CenterPoint Energy Inc.	8	201
Chesapeake Utilities Corp.	—	15
Cleco Corp.	3	135
CMS Energy Corp.	5	147
Connecticut Water Services Inc.	—	9
Consolidated Edison Inc.	4	244
Consolidated Water Co. Ltd.	—	1
Delta Natural Gas Co. Inc.	—	2
Dominion Resources Inc.	8	465
DTE Energy Co.	4	239
Duke Energy Corp.	10	705
Edison International	4	221
El Paso Electric Co.	1	37
Empire District Electric Co.	1	23
Entergy Corp.	3	196
Exelon Corp.	12	400
FirstEnergy Corp.	6	241
Genie Energy Ltd. - Class B	1	9
Great Plains Energy Inc.	6	148
Hawaiian Electric Industries Inc.	4	116
IDACORP Inc.	2	111
ITC Holdings Corp.	2	152
Laclede Group Inc.	—	13
MDU Resources Group Inc.	4	88
MGE Energy Inc.	1	44
Middlesex Water Co.	1	10
New Jersey Resources Corp.	1	37
NextEra Energy Inc.	6	451
NiSource Inc.	5	156
Northeast Utilities	5	209
Northwest Natural Gas Co.	—	9
NorthWestern Corp.	1	20
NRG Energy Inc.	11	291
NV Energy Inc.	5	90
Oneok Inc.	5	238
Ormat Technologies Inc. (e)	2	43
Otter Tail Corp.	1	31
Pepco Holdings Inc.	4	92
PG&E Corp.	6	265
Piedmont Natural Gas Co. Inc.	3	105
Pinnacle West Capital Corp.	2	133
PNM Resources Inc.	4	84
Portland General Electric Co.	4	106
PPL Corp.	8	236
Public Service Enterprise Group Inc.	7	237
Questar Corp.	8	190
SCANA Corp.	3	128
Sempra Energy	3	264
SJW Corp.	1	19
South Jersey Industries Inc.	1	28
Southern Co.	12	550
TECO Energy Inc.	5	83
UGI Corp.	6	219
UIL Holdings Corp.	2	91
Unitil Corp.	—	2
UNS Energy Corp.	2	88
Vectren Corp.	4	128
Westar Energy Inc.	5	176
Wisconsin Energy Corp.	4	189
Xcel Energy Inc.	7	199
		10,841

Total Common Stocks (cost $225,347)		266,932

SHORT TERM INVESTMENTS - 4.3%
Investment Company - 0.3%
JNL Money Market Fund, 0.03% (a) (h)	653	653
Securities Lending Collateral - 4.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	10,800	10,800

Total Short Term Investments (cost $11,453)		11,453

Total Investments - 104.1% (cost $236,800)		278,385
Other Assets and Liabilities, Net - (4.1%)		(11,009)
Total Net Assets - 100.0%		$267,376

JNL/Eagle SmallCap Equity Fund
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 16.4%
Bally Technologies Inc. (c)	493	$25,597
BJ’s Restaurants Inc. (c)	284	9,440
Chico’s FAS Inc.	686	11,518
Chuy’s Holdings Inc. (c)	171	5,578
Francesca’s Holdings Corp. (c) (e)	591	16,936
Genesco Inc. (c)	703	42,221
Meritage Homes Corp. (c)	485	22,732
Orient-Express Hotels Ltd. - Class A (c)	932	9,186

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Pinnacle Entertainment Inc. (c)	610	8,923
SHFL Entertainment Inc. (c)	1,415	23,449
Sotheby’s - Class A	277	10,362
Steven Madden Ltd. (c)	317	13,661
Universal Electronics Inc. (c)	502	11,681
Vitamin Shoppe Inc. (c)	518	25,322
WABCO Holdings Inc. (c)	141	9,982
		246,588
CONSUMER STAPLES - 3.2%
Natural Grocers by Vitamin Cottage Inc. (c) (e)	638	14,398
The Fresh Market Inc. (c)	368	15,740
WhiteWave Foods Co. - Class A (c) (e)	1,027	17,538
		47,676
ENERGY - 8.0%
Dril-Quip Inc. (c)	89	7,722
Geospace Technologies Corp. (c)	440	47,489
Gulfport Energy Corp. (c)	449	20,570
Lufkin Industries Inc.	315	20,911
Oasis Petroleum Inc. (c)	638	24,291
		120,983
FINANCIALS - 5.6%
Cash America International Inc.	267	14,021
Home Loan Servicing Solutions Ltd.	428	9,975
KKR Financial Holdings LLC	779	8,626
Redwood Trust Inc.	260	6,036
Silver Bay Realty Trust Corp.	54	1,121
Two Harbors Investment Corp.	1,105	13,938
UMB Financial Corp.	230	11,275
Validus Holdings Ltd.	536	20,019
		85,011
HEALTH CARE - 20.9%
Acorda Therapeutics Inc. (c)	514	16,479
Air Methods Corp.	392	18,902
Ariad Pharmaceuticals Inc. (c)	739	13,371
ArthroCare Corp. (c)	597	20,741
BioMarin Pharmaceutical Inc. (c)	167	10,382
Centene Corp. (c)	456	20,089
Cooper Cos. Inc.	185	19,998
Emeritus Corp. (c)	300	8,348
HeartWare International Inc. (c) (e)	177	15,679
MedAssets Inc. (c)	967	18,620
PAREXEL International Corp. (c)	527	20,817
Salix Pharmaceuticals Ltd. (c)	388	19,840
Seattle Genetics Inc. (c) (e)	323	11,475
Sirona Dental Systems Inc. (c)	374	27,597
Team Health Holdings Inc. (c)	287	10,452
Theravance Inc. (c) (e)	658	15,549
Thoratec Corp. (c)	394	14,790
United Therapeutics Corp. (c)	375	22,848
Vocera Communications Inc. (e)	366	8,412
		314,389
INDUSTRIALS - 17.5%
Apogee Enterprises Inc.	90	2,607
Atlas Air Worldwide Holdings Inc. (c)	229	9,335
Chart Industries Inc. (c)	106	8,486
Colfax Corp. (c) (e)	325	15,122
General Cable Corp. (c)	359	13,168
Geo Group Inc.	911	34,255
Hexcel Corp. (c)	715	20,735
JetBlue Airways Corp. (c) (e)	2,172	14,989
Landstar System Inc.	238	13,589
Northwest Pipe Co. (c)	411	11,510
Quality Distribution Inc. (c)	757	6,366
Regal-Beloit Corp.	191	15,553
Terex Corp. (c)	648	22,309
Thermon Group Holdings Inc. (c)	426	9,471
Trex Co. Inc. (c)	210	10,338
Triumph Group Inc.	285	22,381
US Airways Group Inc. (c) (e)	297	5,040
Waste Connections Inc.	520	18,700
Woodward Governor Co.	233	9,249
		263,203
INFORMATION TECHNOLOGY - 20.6%
Angie’s List Inc. (c) (e)	387	7,641
Cavium Inc. (c) (e)	512	19,874
Coherent Inc.	333	18,875
Compuware Corp. (c)	632	7,900
Concur Technologies Inc. (c) (e)	146	10,057
Cornerstone OnDemand Inc. (c)	483	16,466
Demandware Inc. (c) (e)	298	7,545
EZchip Semiconductor Ltd. (c) (e)	298	7,196
Fortinet Inc. (c)	917	21,719
Fusion-io Inc. (c) (e)	440	7,195
Guidewire Software Inc.	229	8,817
InvenSense Inc. (c) (e)	921	9,833
IPG Photonics Corp. (e)	241	16,026
Ixia (c)	375	8,118
Marin Software Inc.	408	6,711
Monster Worldwide Inc. (c)	2,890	14,650
Nice Systems Ltd. - ADR (c)	467	17,189
QLIK Technologies Inc. (c)	714	18,439
Riverbed Technology Inc. (c)	562	8,373
Sourcefire Inc. (c)	128	7,609
Teradyne Inc. (c)	1,006	16,312
TIBCO Software Inc. (c)	324	6,542
Trulia Inc. (c) (e)	581	18,237
Ultimate Software Group Inc. (c)	80	8,304
Universal Display Corp. (c) (e)	185	5,442
Veeco Instruments Inc. (c) (e)	372	14,275
		309,345
MATERIALS - 7.0%
Axiall Corp.	416	25,828
Huntsman Corp.	862	16,032
Quaker Chemical Corp.	330	19,493
RTI International Metals Inc. (c)	650	20,590
Texas Industries Inc. (c) (e)	378	23,827
		105,770

Total Common Stocks (cost $1,230,577)		1,492,965

SHORT TERM INVESTMENTS - 12.5%
Investment Company - 0.6%
JNL Money Market Fund, 0.03% (a) (h)	8,777	8,777
Securities Lending Collateral - 11.9%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	178,533	178,533

Total Short Term Investments (cost $187,310)		187,310

Total Investments - 111.7% (cost $1,417,887)		1,680,275
Other Assets and Liabilities, Net - (11.7%)		(175,986)
Total Net Assets - 100.0%		$1,504,289

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value

JNL/Eastspring Investments Asia ex-Japan Fund
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 8.7%
Belle International Holdings Ltd. (e)	873	$1,459
Focus Media Holding Ltd. - ADR	89	2,375
Genting Malaysia Bhd	1,336	1,586
Hankook Tire Co. Ltd.	44	1,889
Hyundai Motor Co. (c)	18	3,568
Parkson Retail Group Ltd. (e)	2,949	1,758
Tata Motors Ltd.	255	719
		13,354
CONSUMER STAPLES - 4.9%
Charoen Pokphand Foods PCL	1,424	1,607
E-Mart Co. Ltd.	4	699
Golden Agri-Resources Ltd. (e)	3,468	1,623
KT&G Corp.	18	1,242
Salim Ivomas Pratama Tbk PT	9,538	1,033
Wumart Stores Inc. - Class H (e)	701	1,267
		7,471
ENERGY - 5.7%
Banpu PCL	80	1,030
China Shenhua Energy Co. Ltd. - Class H	730	2,662
GS Holdings Corp.	11	648
Oil & Natural Gas Corp. Ltd.	343	1,972
PetroChina Co. Ltd. - Class H	1,806	2,378
		8,690
FINANCIALS - 34.4%
AMMB Holdings Bhd	906	1,914
Bangkok Bank PCL	231	1,785
Bangkok Bank PCL - NVDR	181	1,379
Bank Negara Indonesia Persero Tbk PT	8,019	4,177
Bank of China Ltd. - Class H	4,057	1,888
Bank Rakyat Indonesia Persero Tbk PT	1,829	1,653
Bumi Serpong Damai PT	4,719	852
CapitaLand Ltd.	351	1,004
Cheung Kong Holdings Ltd.	282	4,178
China Construction Bank Corp. - Class H	4,915	4,029
China Merchants Bank Co. Ltd. - Class H	956	2,030
China Pacific Insurance Group Co. Ltd. - Class H	911	3,008
Chinatrust Financial Holding Co. Ltd.	2,935	1,755
DBS Group Holdings Ltd.	370	4,794
Federal Bank Ltd.	95	838
Hana Financial Group Inc.	84	2,988
ICICI Bank Ltd.	186	3,612
KB Financial Group Inc.	17	569
LIC Housing Finances Ltd.	431	1,785
Longfor Properties Co. Ltd.	1,006	1,669
Perennial China Retail Trust	1,173	559
Sino Land Co.	1,506	2,563
Standard Chartered Plc	138	3,598
		52,627
HEALTH CARE - 1.2%
Ranbaxy Laboratories Ltd. (c)	221	1,783

INDUSTRIALS - 9.1%
Ashok Leyland Ltd.	1,697	685
Bharat Heavy Electricals Ltd.	318	1,038
China Shipping Development Co. Ltd. - Class H (e)	3,464	1,690
COSCO Pacific Ltd.	1,979	2,866
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	54	1,337
Hutchison Whampoa Ltd.	232	2,426
Hyundai Engineering & Construction Co. Ltd.	18	1,059
Noble Group Ltd.	1,594	1,571
SembCorp Industries Ltd.	203	852
Voltas Ltd.	310	431
		13,955
INFORMATION TECHNOLOGY - 18.6%
AAC Technologies Holdings Inc.	424	2,044
Advanced Semiconductor Engineering Inc.	3,005	2,459
Hon Hai Precision Industry Co. Ltd.	1,475	4,104
Infosys Ltd.	25	1,348
Samsung Electronics Co. Ltd.	8	10,797
Shanda Games Ltd. - ADR - Class A	256	763
Taiwan Semiconductor Manufacturing Co. Ltd.	1,599	5,354
Wistron Corp.	1,397	1,533
		28,402
MATERIALS - 7.3%
ACC Ltd.	68	1,462
Formosa Chemicals & Fibre Corp.	789	1,772
Huabao International Holdings Ltd. (e)	3,344	1,452
LG Chem Ltd.	9	2,214
Petronas Chemicals Group Bhd	79	165
POSCO Inc.	7	1,969
Taiwan Fertilizer Co. Ltd.	423	1,013
Xingda International Holdings Ltd.	3,114	1,030
		11,077
TELECOMMUNICATION SERVICES - 4.4%
China Mobile Ltd.	235	2,487
China Unicom Hong Kong Ltd.	742	1,000
Philippine Long Distance Telephone Co.	32	2,334
Telekomunikasi Indonesia Tbk PT	417	473
XL Axiata Tbk PT	755	409
		6,703
UTILITIES - 2.8%
China Resources Power Holdings Co. Ltd.	508	1,521
Korea Electric Power Corp. (c)	76	2,068
NTPC Ltd.	284	742
		4,331

Total Common Stocks (cost $148,454)		148,393

PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Hyundai Motor Co.	14	1,050

Total Preferred Stocks (cost $833)		1,050

RIGHTS - 0.0%
Chinatrust Financial Holding Co. Ltd. (c) (f)	257	24

Total Rights (cost $0)		24

SHORT TERM INVESTMENTS - 3.4%
Investment Company - 1.5%
JNL Money Market Fund, 0.03% (a) (h)	2,343	2,343

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	2,917	2,917

Total Short Term Investments (cost $5,260)		5,260

Total Investments - 101.2% (cost $154,547)		154,727
Other Assets and Liabilities, Net - (1.2%)		(1,873)
Total Net Assets - 100.0%		$152,854

JNL/Eastspring Investments China-India Fund
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 11.0%
Belle International Holdings Ltd. (e)	3,961	$6,618
Dongfeng Motor Group Co. Ltd. - Class H	3,912	5,515
Focus Media Holding Ltd. - ADR	135	3,627
Mahindra & Mahindra Ltd.	299	4,757
Sun TV Network Ltd.	759	5,468
Tata Motors Ltd.	2,320	11,320
Tata Motors Ltd. - Class A	760	2,144
		39,449
CONSUMER STAPLES - 4.8%
Colgate-Palmolive India Ltd.	157	3,586
ITC Ltd.	1,391	7,925
Wumart Stores Inc. - Class H (e)	3,112	5,626
		17,137
ENERGY - 16.3%
Cairn India Ltd.	771	3,869
China Petroleum & Chemical Corp. - Class H	8,114	9,515
China Shenhua Energy Co. Ltd. - Class H	2,242	8,180
CNOOC Ltd.	7,254	13,949
Oil India Ltd.	466	4,378
Reliance Industries Ltd.	1,288	18,357
		58,248
FINANCIALS - 34.7%
Bank of Baroda	506	6,308
Bank of China Ltd. - Class H	42,155	19,613
China Pacific Insurance Group Co. Ltd. - Class H	3,344	11,045
China Resources Land Ltd. (e)	1,764	4,946
Franshion Properties China Ltd. (e)	27,738	9,094
HDFC Bank Ltd.	933	10,746
ICICI Bank Ltd.	836	16,253
IndusInd Bank Ltd.	483	3,601
Industrial & Commercial Bank of China - Class H	25,485	17,923
LIC Housing Finances Ltd.	2,126	8,808
Mahindra & Mahindra Financial Services Ltd.	2,966	10,674
Ping an Insurance Group Co. of China Ltd. - Class H	684	5,321
		124,332
HEALTH CARE - 5.8%
Dr. Reddy’s Laboratories Ltd.	416	13,513
Ranbaxy Laboratories Ltd. (c)	880	7,106
		20,619
INDUSTRIALS - 3.0%
China Merchants Holdings International Co. Ltd.	309	1,017
Fosun International Ltd.	6,386	4,354
Larsen & Toubro Ltd.	150	3,775
Sinotrans Shipping Ltd.	6,484	1,734
		10,880
INFORMATION TECHNOLOGY - 7.6%
Infosys Ltd.	252	13,459
Lenovo Group Ltd. (e)	3,348	3,339
Mphasis Ltd.	629	4,530
Travelsky Technology Ltd. - Class H	8,703	5,735
		27,063
MATERIALS - 5.5%
China Blue Chemical Ltd. - Class H	4,212	2,619
China Shanshui Cement Group Ltd.	7,800	4,501
Hindalco Industries Ltd.	1,935	3,273
Huabao International Holdings Ltd. (e)	9,749	4,235
Nine Dragons Paper Holdings Ltd. (e)	3,041	2,872
Xingda International Holdings Ltd.	6,274	2,075
		19,575
TELECOMMUNICATION SERVICES - 6.5%
China Mobile Ltd.	1,140	12,086
China Unicom Hong Kong Ltd.	4,663	6,284
Idea Cellular Ltd. (c)	2,405	5,046
		23,416
UTILITIES - 2.4%
China Resources Power Holdings Co. Ltd.	2,110	6,320
GAIL India Ltd.	371	2,176
		8,496

Total Common Stocks (cost $372,521)		349,215

SHORT TERM INVESTMENTS - 5.0%
Investment Company - 2.0%
JNL Money Market Fund, 0.03% (a) (h)	7,373	7,373
Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	10,596	10,596

Total Short Term Investments (cost $17,969)		17,969

Total Investments - 102.6% (cost $390,490)		367,184
Other Assets and Liabilities, Net - (2.6%)		(9,245)
Total Net Assets - 100.0%		$357,939

JNL/Franklin Templeton Founding Strategy Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Growth Fund (61.9%) (a)	45,357	$435,883
JNL/Franklin Templeton Income Fund (24.7%) (a)	39,213	439,964
JNL/Franklin Templeton Mutual Shares Fund (48.3%) (a)	43,634	442,884

Total Investment Companies (cost $1,165,025)		1,318,731

Total Investments - 100.0% (cost $1,165,025)		1,318,731
Other Assets and Liabilities, Net - (0.0%)		(92)
Total Net Assets - 100.0%		$1,318,639

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/Franklin Templeton Global Growth Fund
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 12.5%
Comcast Corp. - Special Class A	316	$12,518
Compagnie Generale des Etablissements Michelin	88	7,351
Kingfisher Plc	1,317	5,773
Marks & Spencer Group Plc	504	2,987
Mazda Motor Corp. (c)	1,229	3,615
News Corp. - Class A	238	7,262
Nissan Motor Co. Ltd.	441	4,280
Persimmon Plc	175	2,857
Reed Elsevier NV	180	3,088
Target Corp.	46	3,170
Time Warner Cable Inc.	76	7,334
Time Warner Inc.	140	8,059
Toyota Motor Corp.	148	7,647
Viacom Inc. - Class B	113	6,956
Walt Disney Co.	91	5,177
		88,074
CONSUMER STAPLES - 2.5%
CVS Caremark Corp.	152	8,369
Tesco Plc	1,191	6,924
Walgreen Co.	45	2,123
		17,416
ENERGY - 13.1%
Baker Hughes Inc.	221	10,276
BP Plc	857	6,029
Chesapeake Energy Corp. (e)	346	7,058
Chevron Corp.	51	6,010
ENI SpA	211	4,732
Fugro NV - CVA	27	1,486
Galp Energia SGPS SA	434	6,799
Gazprom OAO - ADR	386	3,298
Halliburton Co.	255	10,284
Noble Corp.	156	5,948
Petroleo Brasileiro SA - ADR	371	6,741
Royal Dutch Shell Plc	3	94
Royal Dutch Shell Plc - Class B	201	6,677
SBM Offshore NV (c)	50	841
Talisman Energy Inc.	849	10,376
Total SA	116	5,576
		92,225
FINANCIALS - 19.6%
American Express Co.	77	5,219
American International Group Inc. (c)	87	3,383
Aviva Plc	1,294	5,865
AXA SA	435	7,511
Bank of New York Mellon Corp.	68	1,907
BNP Paribas	167	8,611
Cheung Kong Holdings Ltd.	223	3,304
Citigroup Inc.	257	11,366
Credit Agricole SA (c)	724	5,973
Credit Suisse Group AG (e)	332	8,740
DBS Group Holdings Ltd.	322	4,168
HSBC Holdings Plc	548	5,887
ICICI Bank Ltd. - ADR	66	2,852
ING Groep NV - CVA (c)	1,055	7,592
Intesa Sanpaolo SpA	3,247	4,784
JPMorgan Chase & Co.	140	6,645
KB Financial Group Inc. - ADR	186	6,154
Morgan Stanley	399	8,763
Muenchener Rueckversicherungs AG	31	5,883
SunTrust Banks Inc.	109	3,133
Swiss Re AG	102	8,325
UBS AG	333	5,124
UniCredit SpA (c)	1,596	6,851
		138,040
HEALTH CARE - 14.2%
Amgen Inc.	152	15,542
Elan Corp. Plc - ADR (c)	474	5,598
Forest Laboratories Inc. (c)	66	2,529
GlaxoSmithKline Plc	371	8,694
Lonza Group AG	25	1,654
Medtronic Inc.	212	9,963
Merck & Co. Inc.	200	8,844
Merck KGaA	56	8,514
Pfizer Inc.	395	11,409
Quest Diagnostics Inc.	65	3,672
Roche Holding AG	48	11,218
Sanofi SA	124	12,653
		100,290
INDUSTRIALS - 12.2%
Alstom SA	188	7,684
BAE Systems Plc	382	2,295
Carillion Plc	127	526
Deutsche Lufthansa AG	545	10,656
Dongfang Electric Corp. Ltd. - Class H (e)	681	1,133
FedEx Corp.	49	4,791
General Electric Co.	223	5,147
Hays Plc	629	925
International Consolidated Airlines Group SA (c)	2,967	11,457
ITOCHU Corp.	133	1,628
Koninklijke Philips Electronics NV	286	8,461
Navistar International Corp. (c) (e)	214	7,395
Randstad Holding NV	245	10,045
Siemens AG	65	7,040
United Parcel Service Inc. - Class B	79	6,808
		85,991
INFORMATION TECHNOLOGY - 12.7%
Brocade Communications Systems Inc. (c)	449	2,589
Cisco Systems Inc.	498	10,421
Dell Inc.	335	4,799
Flextronics International Ltd. (c)	258	1,745
Hewlett-Packard Co.	367	8,746
Konica Minolta Holdings Inc.	154	1,129
Microsoft Corp.	505	14,460
Nintendo Co. Ltd.	24	2,627
Oracle Corp.	147	4,749
Samsung Electronics Co. Ltd. - GDR (q)	2	1,529
Samsung Electronics Co. Ltd. - GDR	17	11,571
SAP AG	92	7,380
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	339	5,828
TE Connectivity Ltd.	95	3,994
Telefonaktiebolaget LM Ericsson - Class B	632	7,920
		89,487
MATERIALS - 3.1%
Akzo Nobel NV	108	6,888
CRH Plc	451	9,962
POSCO Inc. - ADR (e)	56	4,125
Vale SA - ADR Preferred	59	971
		21,946
TELECOMMUNICATION SERVICES - 7.3%
China Mobile Ltd.	293	3,102
China Telecom Corp. Ltd. - ADR - Class H (e)	63	3,212
France Telecom SA	262	2,657

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Singapore Telecommunications Ltd.	2,505	7,263
Sprint Nextel Corp. (c)	1,546	9,600
Telefonica SA	163	2,204
Turkcell Iletisim Hizmetleri A/S - ADR (c)	432	7,182
Vivendi SA	224	4,639
Vodafone Group Plc	4,069	11,547
		51,406

Total Common Stocks (cost $621,383)		684,875

SHORT TERM INVESTMENTS - 5.4%
Investment Company - 2.7%
JNL Money Market Fund, 0.03% (a) (h)	18,772	18,772
Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	19,298	19,298

Total Short Term Investments (cost $38,070)		38,070

Total Investments - 102.6% (cost $659,453)		722,945
Other Assets and Liabilities, Net - (2.6%)		(18,339)
Total Net Assets - 100.0%		$704,606

JNL/Franklin Templeton Global Multisector Bond Fund
CORPORATE BONDS AND NOTES - 13.7%
CONSUMER DISCRETIONARY - 2.2%
Caesars Entertainment Operating Co. Inc., 11.25%, 06/01/17	$600	$638
Caesars Operating Escrow LLC
9.00%, 02/15/20 (r)	100	101
9.00%, 02/15/20 (e) (r)	1,000	1,006
CCO Holdings LLC, 8.13%, 04/30/20	600	670
Clear Channel Communications Inc., 9.00%, 03/01/21 (e)	1,600	1,494
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20 (e)	300	313
6.50%, 11/15/22 (r)	1,000	1,055
DISH DBS Corp.
5.88%, 07/15/22	900	944
5.00%, 03/15/23 (r)	700	689
Echostar DBS Corp., 7.13%, 02/01/16	400	444
Edcon Pty Ltd.
9.50%, 03/01/18 (r)	1,650	1,642
9.50%, 03/01/18 (r), EUR	3,400	4,326
Goodyear Tire & Rubber Co., 6.50%, 03/01/21 (e)	1,300	1,341
inVentiv Health Inc., 9.00%, 01/15/18 (r)	700	735
Jarden Corp., 6.13%, 11/15/22	400	429
MGM Resorts International
7.50%, 06/01/16	500	554
7.75%, 03/15/22 (e)	1,300	1,443
Michaels Stores Inc., 7.75%, 11/01/18	1,200	1,311
Nara Cable Funding Ltd., 8.88%, 12/01/18 (r)	400	419
Pinnacle Entertainment Inc.
8.75%, 05/15/20 (e)	400	439
7.75%, 04/01/22	1,600	1,718
Unitymedia Hessen GmbH & Co. KG, 5.75%, 01/15/23 (r), EUR	800	1,033
Univision Communications Inc.
6.88%, 05/15/19 (r)	500	535
6.75%, 09/15/22 (r)	1,200	1,296
Visant Corp., 10.00%, 10/01/17	1,200	1,095
		25,670
CONSUMER STAPLES - 2.2%
Del Monte Corp., 7.63%, 02/15/19 (e)	1,500	1,556
JBS USA LLC, 8.25%, 02/01/20 (e) (r)	1,100	1,202
Korea Monetary Stabilization Bond, 2.74%, 02/02/15, KRW	22,958,390	20,726
Reynolds Group Issuer Inc.
9.00%, 04/15/19 (e)	1,800	1,903
9.88%, 08/15/19	300	329
		25,716
ENERGY - 2.1%
Antero Resources Finance Corp., 7.25%, 08/01/19	700	759
Chaparral Energy Inc.
8.25%, 09/01/21 (e)	900	1,019
7.63%, 11/15/22 (e)	600	656
Chesapeake Energy Corp.
6.63%, 08/15/20	1,000	1,092
6.13%, 02/15/21 (e)	500	532
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	900	945
Compagnie Generale de Geophysique SA, 7.75%, 05/15/17	100	103
Consol Energy Inc., 6.38%, 03/01/21	700	723
Crosstex Energy LP, 8.88%, 02/15/18	1,300	1,407
El Paso LLC, 7.00%, 06/15/17 (e)	400	457
Energy Transfer Partners LP, 7.50%, 10/15/20	400	461
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17	600	678
7.75%, 06/15/19	1,200	1,287
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (e) (r)	1,800	1,908
Halcon Resources Corp., 8.88%, 05/15/21 (r)	1,200	1,293
Linn Energy LLC
6.25%, 11/01/19 (r)	500	511
7.75%, 02/01/21 (e)	1,200	1,287
Offshore Group Investment Ltd.
7.50%, 11/01/19 (e) (r)	2,100	2,226
7.13%, 04/01/23 (r)	100	102
PBF Holding Co. LLC, 8.25%, 02/15/20 (r)	1,300	1,430
Plains Exploration & Production Co.
6.13%, 06/15/19	100	110
6.63%, 05/01/21	1,600	1,760
Quicksilver Resources Inc., 9.13%, 08/15/19	1,600	1,472
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (r)	1,200	1,245
Samson Investment Co., 9.75%, 02/15/20 (e) (r)	1,500	1,594
SandRidge Energy Inc., 7.50%, 02/15/23	400	415
		25,472
FINANCIALS - 1.9%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	1,600	1,560
Alfa Bank OJSC Via Alfa Bond Issuance Plc
7.88%, 09/25/17 (e) (r)	4,800	5,406
7.75%, 04/28/21 (e) (r)	5,750	6,426
Ally Financial Inc.
8.00%, 12/31/18 (e)	500	598
7.50%, 09/15/20	900	1,098
Boparan Finance Plc, 9.75%, 04/30/18 (q), EUR	400	571
CIT Group Inc.
6.63%, 04/01/18 (r)	500	570
5.38%, 05/15/20	100	110
5.00%, 08/15/22	1,000	1,068
E*TRADE Financial Corp., 6.38%, 11/15/19 (e)	1,200	1,269
Export-Import Bank of Korea, 1.45%, 05/19/14 (r), SEK	5,450	836

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	400	457
International Lease Finance Corp., 8.25%, 12/15/20 (e)	400	490
Nuveen Investments Inc., 9.50%, 10/15/20 (e) (r)	1,000	1,045
Royal Bank of Scotland Group Plc, 6.13%, 12/15/22	600	620
Royal Bank of Scotland Plc, 6.93%, 04/09/18, EUR	600	831
		22,955
HEALTH CARE - 0.6%
Community Health Systems Inc.
8.00%, 11/15/19	500	554
7.13%, 07/15/20	1,300	1,410
DaVita HealthCare Partners Inc., 5.75%, 08/15/22	300	311
HCA Holdings Inc., 7.75%, 05/15/21 (e)	500	557
HCA Inc.
7.50%, 02/15/22 (e)	400	460
5.88%, 03/15/22	900	970
Hologic Inc.
6.25%, 08/01/20	800	851
6.25%, 08/01/20 (r)	200	213
VPI Escrow Corp., 6.38%, 10/15/20 (r)	1,800	1,897
		7,223
INDUSTRIALS - 0.9%
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	1,300	1,394
CEVA Group Plc
8.38%, 12/01/17 (r)	100	103
11.50%, 04/01/18 (e) (q)	1,600	1,464
CHC Helicopter SA, 9.25%, 10/15/20 (e)	1,600	1,701
Emergency Medical Services Corp., 8.13%, 06/01/19 (e)	700	768
Jaguar Holding Co. I, 9.38%, 10/15/17 (e) (r)	1,000	1,074
Manitowoc Co. Inc., 8.50%, 11/01/20 (e)	400	452
Navistar International Corp., 8.25%, 11/01/21 (e)	1,000	1,019
Terex Corp., 6.00%, 05/15/21	800	842
United Rentals North America Inc., 8.38%, 09/15/20 (e)	1,800	2,007
		10,824
INFORMATION TECHNOLOGY - 0.8%
CDW LLC, 8.50%, 04/01/19 (e)	1,500	1,675
CommScope Inc., 8.25%, 01/15/19 (e) (r)	1,800	1,953
Equinix Inc., 5.38%, 04/01/23	1,500	1,519
First Data Corp.
8.25%, 01/15/21 (r)	600	624
11.25%, 01/15/21 (e) (r)	200	208
12.63%, 01/15/21	1,100	1,192
Freescale Semiconductor Inc., 8.05%, 02/01/20	1,900	2,009
		9,180
MATERIALS - 1.3%
ArcelorMittal, 6.00%, 03/01/21 (e) (l)	500	526
Ashland Inc., 4.75%, 08/15/22 (r)	700	712
Cemex SAB de CV Convertible Bond, 9.00%, 01/11/18 (r)	5,600	6,202
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (e) (r)	400	411
6.88%, 02/01/18 (e) (r)	1,400	1,472
Ineos Group Holdings Plc, 8.50%, 02/15/16 (e) (r)	1,600	1,624
Inmet Mining Corp.
8.75%, 06/01/20 (r)	1,900	2,109
7.50%, 06/01/21 (e) (r)	100	108
Novelis Inc.
8.38%, 12/15/17 (e)	200	219
8.75%, 12/15/20 (e)	1,300	1,466
Orion Engineered Carbons Finance & Co. SCA, 9.25%, 08/01/19 (r)	1,000	1,010
		15,859
TELECOMMUNICATION SERVICES - 1.3%
Cricket Communications Inc., 7.75%, 10/15/20 (e)	1,700	1,696
Crown Castle International Corp., 5.25%, 01/15/23	1,000	1,017
Digicel Group Ltd., 8.25%, 09/30/20 (e) (r)	600	636
Digicel Ltd., 6.00%, 04/15/21 (r)	1,300	1,293
Frontier Communications Corp.
8.50%, 04/15/20	100	113
8.75%, 04/15/22	700	779
7.13%, 01/15/23 (e)	1,000	1,012
7.63%, 04/15/24	200	206
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e)	1,800	2,002
Lynx II Corp., 6.38%, 04/15/23 (r)	400	419
Nokia Siemens Networks Finance BV, 7.13%, 04/15/20 (r), EUR	600	781
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	900	1,113
7.00%, 03/01/20 (r)	100	117
6.00%, 11/15/22	500	514
UPC Holding BV, 6.75%, 03/15/23 (r), EUR	700	891
UPCB Finance VI Ltd., 6.88%, 01/15/22 (e) (r)	1,600	1,740
West Corp., 7.88%, 01/15/19 (e)	700	745
		15,074
UTILITIES - 0.4%
Calpine Corp.
7.25%, 10/15/17 (r)	500	530
7.88%, 07/31/20 (r)	500	548
7.88%, 01/15/23 (r)	1,040	1,154
7.88%, 01/15/23 (q)	90	100
InterGen NV, 9.00%, 06/30/17 (e) (r)	1,700	1,670
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (e) (r)	1,600	1,196
		5,198

Total Corporate Bonds and Notes (cost $156,475)		163,171

GOVERNMENT AND AGENCY OBLIGATIONS - 55.3%
GOVERNMENT SECURITIES - 55.3%
Sovereign - 54.6%
Canada Government Bond
2.50%, 09/01/13, CAD	1,198	1,186
1.00%, 02/01/14 - 02/01/15, CAD	19,810	19,502
2.00%, 03/01/14 - 12/01/14, CAD	4,792	4,784
2.25%, 08/01/14, CAD	1,547	1,548
Financing of Infrastructural Projects State Enterprise, 8.38%, 11/03/17 (r)	100	101
Ghana Government Bond
14.99%, 02/23/15, GHS	5,520	2,713
24.00%, 05/25/15, GHS	16,457	9,367
21.00%, 10/26/15, GHS	23,280	12,732
26.00%, 06/05/17, GHS	910	580
23.00%, 08/21/17, GHS	2,440	1,453
Hungary Government Bond, 6.75%, 08/22/14 - 11/24/17, HUF	4,250,000	18,621
Hungary Government International Bond
4.38%, 07/04/17, EUR	5,000	6,197
5.75%, 06/11/18, EUR	5,500	7,076

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Iceland Government International Bond
4.88%, 06/16/16 (r)	4,700	5,011
5.88%, 05/11/22 (r)	2,800	3,210
Ireland Government Bond
5.50%, 10/18/17, EUR	1,934	2,742
5.90%, 10/18/19 (e), EUR	2,193	3,175
4.50%, 04/18/20, EUR	2,496	3,342
5.00%, 10/18/20, EUR	11,512	15,849
5.40%, 03/13/25, EUR	23,711	32,856
Kommuninvest I Sverige AB, 2.25%, 05/05/14, SEK	67,380	10,448
Korea Monetary Stabilization Bond
3.90%, 08/02/13, KRW	43,550,000	39,319
2.82%, 08/02/14, KRW	2,289,500	2,066
2.78%, 10/02/14, KRW	35,131,000	31,701
2.84%, 12/02/14, KRW	9,784,180	8,842
Korea Treasury Bond
3.75%, 06/10/13, KRW	27,500,000	24,773
3.00%, 12/10/13, KRW	23,200,000	20,920
3.25%, 12/10/14, KRW	4,042,000	3,678
2.75%, 12/10/15, KRW	5,508,390	4,989
Lithuania Government International Bond, 6.13%, 03/09/21 (r)	4,040	4,787
Malaysia Government Bond
3.46%, 07/31/13, MYR	58,800	19,015
5.09%, 04/30/14, MYR	3,965	1,308
3.43%, 08/15/14, MYR	120,340	39,065
3.74%, 02/27/15, MYR	34,470	11,275
3.84%, 08/12/15, MYR	5,660	1,861
Mexico Bonos
9.00%, 06/20/13, MXN	79,560	6,509
8.00%, 12/19/13 - 12/17/15, MXN	179,872	15,414
7.00%, 06/19/14, MXN	6,302	528
9.50%, 12/18/14, MXN	233,270	20,550
6.00%, 06/18/15, MXN	30,448	2,555
6.25%, 06/16/16, MXN	15,774	1,345
Philippine Government Bond
6.25%, 01/27/14, PHP	679,200	17,401
7.00%, 01/27/16, PHP	2,100	58
9.13%, 09/04/16, PHP	1,120	33
Poland Government Bond
1.25%, 07/25/13, PLN	35,000	10,649
5.00%, 10/24/13, PLN	42,400	13,157
5.75%, 04/25/14, PLN	48,000	15,133
Republic of Latvia
5.25%, 02/22/17 (r)	2,000	2,215
5.25%, 06/16/21 (e) (r)	2,500	2,806
Republic of Serbia
10.00%, 03/01/15, RSD	104,000	1,161
4.88%, 02/25/20 (r)	4,280	4,231
7.25%, 09/28/21 (r)	10,700	11,850
Serbia Treasury Bond, 10.00%, 04/27/15 - 11/08/17, RSD	978,100	10,803
Singapore Government Bond
1.63%, 04/01/13, SGD	16,370	13,198
0.25%, 02/01/14, SGD	26,000	20,966
Sri Lanka Government Bond
11.00%, 09/01/15, LKR	30,100	237
8.00%, 06/01/16, LKR	473,000	3,426
5.80%, 01/15/17 - 07/15/17, LKR	268,300	1,753
8.50%, 04/01/18 - 06/01/18, LKR	352,460	2,481
9.00%, 05/01/21, LKR	296,620	1,998
Sweden Government Bond
1.50%, 08/30/13, SEK	19,010	2,926
6.75%, 05/05/14, SEK	149,920	24,445
Ukraine Government International Bond
6.25%, 06/17/16 (e) (r)	580	568
6.58%, 11/21/16 (r)	696	684
9.25%, 07/24/17 (r)	8,610	9,321
6.75%, 11/14/17 (e) (r)	7,360	7,268
7.75%, 09/23/20 (r)	1,157	1,202
7.95%, 02/23/21 (e) (r)	9,300	9,681
7.80%, 11/28/22 (e) (r)	1,470	1,488
Uruguay Notas del Tesoro
9.00%, 01/27/14 - 01/27/14, UYU	93,815	4,962
9.75%, 06/14/14, UYU	35,153	1,872
10.50%, 03/21/15, UYU	152,454	8,244
10.25%, 08/22/15, UYU	89,968	4,819
9.50%, 01/27/16, UYU	185,654	9,858
2.25%, 08/23/17, UYU	20,134	1,075
4.00%, 06/10/20, UYU	15,801	958
2.50%, 09/27/22, UYU	36,991	2,012
		647,932
Treasury Inflation Index Securities - 0.7%
Mexican Government Inflation Indexed Bond
4.50%, 12/18/14 (s), MXN	2,527	217
5.00%, 06/16/16 (s), MXN	6,486	590
3.50%, 12/14/17 (s), MXN	6,791	612
4.00%, 06/13/19 (s), MXN	4,736	451
2.50%, 12/10/20 (s), MXN	3,762	335
Uruguay Government International Inflation Indexed Bond
4.00%, 05/25/25 (s), UYU	38,512	2,391
4.38%, 12/15/28 (s), UYU	61,838	4,097
		8,693

Total Government and Agency Obligations (cost $628,189)		656,625

OTHER EQUITY INTERESTS - 0.1%
Wind Acquisition Finance SA (r) (u)	1,700	1,802

Total Other Equity Interests (cost $1,591)		1,802

SHORT TERM INVESTMENTS - 30.0%
Investment Company - 16.8%
JNL Money Market Fund, 0.03% (a) (h)	199,193	199,193
Securities Lending Collateral - 5.3%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	63,001	63,001
Treasury Securities - 7.9%
Bank Negara Malaysia Monetary Notes
0.91%, 05/23/13, MYR	430	138
0.91%, 09/26/13, MYR	24,655	7,846
0.94%, 10/08/13, MYR	1,665	529
0.89%, 02/06/14, MYR	31,140	9,809
0.89%, 02/18/14, MYR	16,895	5,317
0.89%, 02/20/14, MYR	13,550	4,264
0.89%, 02/20/14, MYR	3,990	1,255
0.90%, 02/25/14, MYR	13,510	4,249
0.91%, 03/13/14, MYR	3,295	1,035
Canada Treasury Bill, 0.96%, 08/15/13, CAD	757	742
Mexico Cetes, 0.31%, 01/09/14, MXN	27,600	2,164
Philippine Treasury Bill, 0.01%, 12/11/13, PHP	5,910	144
Serbia Treasury Bill
0.14%, 12/12/13, RSD	72,600	773
0.12%, 03/13/14, RSD	28,100	291
Singapore Treasury Bill
0.18%, 05/09/13, SGD	1,190	959
0.21%, 05/16/13, SGD	2,750	2,217
0.18%, 05/30/13, SGD	5,210	4,199
0.23%, 08/22/13, SGD	14,467	11,651
Sweden Treasury Bill
0.15%, 06/19/13, SEK	11,630	1,781
0.13%, 09/18/13, SEK	11,585	1,770

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Uruguay Treasury Bill
0.45%, 04/26/13, UYU	86,719	4,573
0.47%, 05/09/13, UYU	2,030	107
0.46%, 05/31/13, UYU	22,130	1,156
0.46%, 06/27/13, UYU	3,040	158
0.48%, 07/05/13, UYU	50,659	2,621
0.45%, 08/09/13, UYU	28,170	1,444
0.47%, 08/15/13, UYU	2,710	139
0.44%, 09/09/13, UYU	391,860	19,912
0.45%, 09/13/13, UYU	9,905	503
0.45%, 10/18/13, UYU	4,346	218
0.45%, 11/22/13, UYU	5,279	263
0.44%, 12/27/13, UYU	4,110	202
0.46%, 07/24/14, UYU	19,230	894
		93,323

Total Short Term Investments (cost $352,895)		355,517

Total Investments - 99.1% (cost $1,139,150)		1,177,115
Other Assets and Liabilities, Net - 0.9%		10,620
Total Net Assets - 100.0%		$1,187,735

JNL/Franklin Templeton Income Fund
COMMON STOCKS - 47.2%
CONSUMER DISCRETIONARY - 0.7%
Comcast Corp. - Class A	150	$6,301
Dex One Corp. (c) (e)	106	182
Target Corp.	100	6,866
		13,349
CONSUMER STAPLES - 1.2%
Diageo Plc	150	4,727
PepsiCo Inc.	110	8,678
Safeway Inc. (e)	289	7,610
		21,015
ENERGY - 7.0%
Alpha Natural Resources Inc. (c)	75	616
Anadarko Petroleum Corp.	80	6,996
Baker Hughes Inc.	35	1,634
BP Plc - ADR	350	14,822
Callon Petroleum Co. (c)	75	277
Canadian Oil Sands Ltd.	563	11,614
Chesapeake Energy Corp.	190	3,878
Chevron Corp.	126	14,959
ConocoPhillips	—	1
Devon Energy Corp.	75	4,231
Exxon Mobil Corp.	170	15,319
Halliburton Co.	304	12,293
Royal Dutch Shell Plc - ADR	315	20,519
Schlumberger Ltd.	50	3,744
Spectra Energy Corp.	257	7,897
Total SA - ADR	100	4,798
Weatherford International Ltd. (c)	125	1,517
		125,115
FINANCIALS - 6.5%
Bank of America Corp.	1,942	23,658
Barclays Plc	500	2,225
BlackRock Inc.	44	11,354
Commonwealth Bank of Australia	82	5,810
HSBC Holdings Plc	750	8,002
JPMorgan Chase & Co.	443	21,025
M&T Bank Corp. (e)	24	2,507
MetLife Inc.	47	1,771
QBE Insurance Group Ltd. (e)	200	2,828
Wells Fargo & Co.	955	35,318
Westfield Retail Trust	813	2,559
		117,057
HEALTH CARE - 6.2%
Johnson & Johnson	275	22,421
Merck & Co. Inc.	757	33,473
Pfizer Inc.	662	19,117
Roche Holding AG	96	22,263
Sanofi SA - ADR	250	12,770
		110,044
INDUSTRIALS - 2.8%
Caterpillar Inc.	31	2,722
General Electric Co.	933	21,576
Lockheed Martin Corp.	27	2,587
Raytheon Co.	51	2,998
Republic Services Inc. - Class A	250	8,250
Rockwell Automation Inc.	22	1,934
Waste Management Inc.	245	9,614
		49,681
INFORMATION TECHNOLOGY - 2.5%
Apple Inc.	6	2,523
Broadcom Corp. - Class A	45	1,560
Cisco Systems Inc.	165	3,450
Intel Corp.	1,050	22,940
Microsoft Corp.	221	6,317
Oracle Corp.	51	1,650
Texas Instruments Inc.	157	5,585
		44,025
MATERIALS - 6.0%
AngloGold Ashanti Ltd. - ADR (e)	60	1,413
Barrick Gold Corp.	337	9,902
BHP Billiton Plc	384	11,177
Dow Chemical Co.	678	21,600
E.I. du Pont de Nemours & Co.	253	12,443
Freeport-McMoRan Copper & Gold Inc.	164	5,412
Goldcorp Inc.	171	5,751
LyondellBasell Industries NV - Class A	270	17,088
Newmont Mining Corp.	337	14,100
Rio Tinto Plc - ADR (e)	165	7,782
		106,668
TELECOMMUNICATION SERVICES - 2.1%
AT&T Inc.	500	18,345
CenturyLink Inc.	70	2,459
France Telecom SA	83	837
Frontier Communications Corp. (e)	100	398
Telstra Corp. Ltd.	900	4,232
Vivendi SA	155	3,207
Vodafone Group Plc	3,000	8,513
		37,991
UTILITIES - 12.2%
AGL Resources Inc.	100	4,195
American Electric Power Co. Inc.	250	12,157
Dominion Resources Inc.	250	14,557
Duke Energy Corp.	315	22,854
Dynegy Inc. (c) (e)	473	11,336
Entergy Corp.	150	9,486
Exelon Corp.	460	15,861
FirstEnergy Corp.	250	10,550
NextEra Energy Inc.	233	18,117
Pepco Holdings Inc.	200	4,280
PG&E Corp.	444	19,754
Pinnacle West Capital Corp.	100	5,789

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
PPL Corp.	404	12,640
Public Service Enterprise Group Inc.	300	10,302
Sempra Energy	175	13,989
Southern Co.	370	17,351
TECO Energy Inc.	200	3,564
Xcel Energy Inc.	350	10,395
		217,177

Total Common Stocks (cost $763,412)		842,122

PREFERRED STOCKS - 5.0%
CONSUMER DISCRETIONARY - 0.1%
General Motors Co., 4.75%	55	2,362

ENERGY - 0.9%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	5	4,598
Sanchez Energy Corp., Convertible Preferred, 4.88% (m) (r)	50	2,633
Sanchez Energy Corp., Convertible Preferred, 6.50%, Class B (m) (r)	80	4,146
SandRidge Energy Inc., Convertible Preferred, 7.00% (m)	50	4,463
		15,840
FINANCIALS - 3.6%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 05/13/13), Series G-7 (m) (r)	2	1,826
Bank of America Corp., Convertible Preferred, 7.25%, Series L (m)	12	14,460
Bank of America Corp. Equity Linked Note (Peabody Energy Corp.), 10.00% (r)	313	6,944
Barclays Bank Plc Equity Linked Note (Alpha Natural Resources Inc.), 12.50% (r)	300	2,738
Credit Suisse AG Equity Linked Note (Corning Inc.), 9.00%	250	3,389
Deutsche Bank AG Equity Linked Note (Freeport-McMoRan Copper & Gold Inc.), 10.00% (r)	150	5,233
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/17), Series Z (c) (d) (m)	186	616
Federal National Mortgage Association, 5.38%, (callable at 105,000 beginning 05/15/13) (m)	—	537
Federal National Mortgage Association, 6.75%, (callable at 25 beginning 05/15/13), Series Q (c) (d) (m)	100	280
Federal National Mortgage Association, 7.63%, (callable at 25 beginning 05/15/13), Series R (c) (d) (m)	143	419
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	65	211
FelCor Lodging Trust Inc., Convertible Preferred, 1.95%, Series A (m)	60	1,490
Goldman Sachs Group Inc. Equity Linked Note (Freeport-McMoRan Copper & Gold Inc.), 1.00% (r)	145	4,938
MetLife Inc., 5.00%	66	3,260
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	9	10,954
Wells Fargo & Co. Equity Linked Note (Nucor Corp.), 7.00% (r)	158	7,289
		64,584
MATERIALS - 0.2%
AngloGold Ashanti Ltd., 6.00%	55	1,566
ArcelorMittal, Convertible Preferred, 6.00%	120	2,514
		4,080
UTILITIES - 0.2%
NextEra Energy Inc., 5.89%	48	2,608

Total Preferred Stocks (cost $98,035)		89,474

WARRANTS - 0.0%
Dynegy Inc. (c)	33	43
General Motors Co. (c)	9	171
General Motors Co. (c)	9	109

Total Warrants (cost $1,821)		323

CORPORATE BONDS AND NOTES - 40.2%
CONSUMER DISCRETIONARY - 7.6%
Academy Ltd., 9.25%, 08/01/19 (r)	$1,800	2,030
Cablevision Systems Corp.
8.63%, 09/15/17	1,000	1,165
7.75%, 04/15/18	3,000	3,364
8.00%, 04/15/20 (e)	2,200	2,475
Caesars Entertainment Operating Co. Inc.
11.25%, 06/01/17	750	798
8.50%, 02/15/20	3,000	2,962
Caesars Operating Escrow LLC
9.00%, 02/15/20 (r)	3,000	3,019
9.00%, 02/15/20 (e) (r)	3,000	3,019
9.00%, 02/15/20 (r)	1,600	1,610
CCO Holdings LLC
7.38%, 06/01/20	3,500	3,881
6.50%, 04/30/21 (e)	3,000	3,172
Chrysler Group LLC
8.00%, 06/15/19 (e)	6,000	6,577
8.25%, 06/15/21 (e)	6,400	7,144
Chrysler Group LLC Term Loan B, 6.00%, 05/24/17 (i)	7,289	7,417
CityCenter Holdings LLC, 7.63%, 01/15/16 (e)	2,000	2,147
Clear Channel Communications Inc.
10.75%, 08/01/16 (e)	1,000	773
9.00%, 12/15/19 (e) (r)	2,356	2,265
9.00%, 03/01/21 (e)	16,000	14,940
Clear Channel Worldwide Holdings Inc., 7.63%, 03/15/20 (e)	4,375	4,566
ClubCorp Club Operations Inc., 10.00%, 12/01/18 (e)	5,000	5,650
CSC Holdings LLC, 6.75%, 11/15/21	5,400	6,055
Cumulus Media Holdings Inc., 7.75%, 05/01/19 (e)	1,900	1,952
Goodyear Tire & Rubber Co.
8.25%, 08/15/20 (e)	1,100	1,217
6.50%, 03/01/21 (e)	6,300	6,497
HD Supply Inc.
8.13%, 04/15/19 (e)	2,000	2,260
10.50%, 01/15/21	2,500	2,600
KB Home
6.25%, 06/15/15 (e)	1,300	1,394
7.50%, 09/15/22	2,000	2,245
Landry’s Inc., 9.38%, 05/01/20 (r)	4,000	4,310
MGM Resorts International
10.00%, 11/01/16	3,000	3,577
8.63%, 02/01/19 (e)	2,200	2,563
6.75%, 10/01/20 (r)	800	848
Shea Homes LP, 8.63%, 05/15/19	3,900	4,378
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17 (r), EUR	1,062	1,461
Univision Communications Inc., 6.88%, 05/15/19 (e) (r)	5,000	5,350
Visant Corp., 10.00%, 10/01/17	4,700	4,289

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Volkswagen International Finance NV Convertible Bond, 5.50%, 11/09/15 (r), EUR	5,000	6,537
		136,507
CONSUMER STAPLES - 1.5%
Dean Foods Co., 9.75%, 12/15/18	1,800	2,083
Innovation Ventures LLC, 9.50%, 08/15/19 (e) (r)	3,000	2,527
JBS USA LLC
11.63%, 05/01/14	1,000	1,108
8.25%, 02/01/20 (e) (r)	1,700	1,857
7.25%, 06/01/21 (e) (r)	3,500	3,666
Reynolds Group Issuer Inc.
7.88%, 08/15/19 (e)	1,400	1,544
9.88%, 08/15/19	4,100	4,495
5.75%, 10/15/20	1,900	1,936
8.25%, 02/15/21	600	618
SUPERVALU Inc., 8.00%, 05/01/16 (e)	5,000	5,200
US Foods Inc., 8.50%, 06/30/19 (r)	2,500	2,653
		27,687
ENERGY - 8.0%
Alpha Natural Resources Inc., 6.25%, 06/01/21	3,200	2,880
Antero Resources Finance Corp.
9.38%, 12/01/17	2,000	2,170
7.25%, 08/01/19	1,300	1,409
Arch Coal Inc.
7.00%, 06/15/19 (e)	2,500	2,256
7.25%, 06/15/21 (e)	7,800	7,000
Bill Barrett Corp., 7.00%, 10/15/22 (e)	2,500	2,619
Chesapeake Energy Corp.
6.50%, 08/15/17 (e)	4,000	4,410
6.88%, 08/15/18	1,600	1,716
7.25%, 12/15/18	5,000	5,675
6.78%, 03/15/19 (e)	4,000	4,175
5.75%, 03/15/23	8,500	8,617
Chesapeake Energy Corp. Term Loan, 5.75%, 12/02/17 (i)	6,000	6,179
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	4,000	4,200
Consol Energy Inc., 8.25%, 04/01/20 (e)	1,600	1,772
El Paso LLC, 7.75%, 01/15/32	1,000	1,119
Energy XXI Gulf Coast Inc., 9.25%, 12/15/17 (e)	3,500	3,955
EP Energy LLC, 9.38%, 05/01/20 (e)	5,000	5,775
EXCO Resources Inc., 7.50%, 09/15/18 (e)	3,500	3,312
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	2,144	2,273
Halcon Resources Corp., 9.75%, 07/15/20 (r)	4,000	4,420
Linn Energy LLC, 8.63%, 04/15/20	3,300	3,638
Magnum Hunter Resources Corp., 9.75%, 05/15/20 (r)	2,500	2,625
Midstates Petroleum Co. Inc., 10.75%, 10/01/20 (r)	1,000	1,110
Offshore Group Investment Ltd.
11.50%, 08/01/15	2,252	2,455
7.50%, 11/01/19 (e) (r)	9,000	9,540
OGX Austria GmbH, 8.50%, 06/01/18 (e) (r)	3,000	2,340
Peabody Energy Corp., 6.25%, 11/15/21 (e)	3,000	3,120
Plains Exploration & Production Co., 6.50%, 11/15/20	5,000	5,525
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (r)	7,500	7,781
Sabine Pass LNG LP
7.50%, 11/30/16	2,500	2,763
6.50%, 11/01/20 (r)	2,500	2,631
Samson Investment Co., 9.75%, 02/15/20 (e) (r)	4,400	4,675
SandRidge Energy Inc.
8.75%, 01/15/20	2,000	2,155
7.50%, 03/15/21	4,400	4,576
7.50%, 02/15/23	1,800	1,868
W&T Offshore Inc., 8.50%, 06/15/19 (e)	6,000	6,525
Walter Energy Inc., 9.88%, 12/15/20 (r)	3,000	3,255
		142,514
FINANCIALS - 2.8%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	3,200	3,120
Ally Financial Inc., 6.25%, 12/01/17	1,500	1,677
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (m)	1,000	1,125
Boparan Finance Plc, 9.75%, 04/30/18 (r), EUR	1,000	1,428
Boparan Holdings Ltd., 9.88%, 04/30/18 (r), GBP	1,500	2,531
E*TRADE Financial Corp., 6.00%, 11/15/17	3,000	3,139
International Lease Finance Corp.
8.75%, 03/15/17	2,000	2,353
8.88%, 09/01/17 (e)	4,700	5,652
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	11,500	13,212
Ladder Capital Finance Holdings LLP, 7.38%, 10/01/17 (r)	700	732
Liberty Mutual Group Inc., 10.75%, 06/15/58 (i) (r)	2,500	3,862
Morgan Stanley, 5.50%, 01/26/20	5,000	5,729
Nuveen Investments Inc., 9.50%, 10/15/20 (r)	4,500	4,702
SuperMedia Inc. Term Loan, 11.00%, 12/31/15 (i)	560	411
		49,673
HEALTH CARE - 2.8%
Alere Inc., 7.25%, 07/01/18 (r)	6,300	6,694
Grifols Inc., 8.25%, 02/01/18	1,400	1,540
HCA Inc.
6.38%, 01/15/15 (e)	1,500	1,607
6.50%, 02/15/16 (e)	1,500	1,643
6.50%, 02/15/20	4,300	4,851
7.50%, 02/15/22 (e)	4,100	4,715
5.88%, 05/01/23 (e)	5,000	5,200
Kinetic Concepts Inc., 12.50%, 11/01/19 (e)	5,000	4,925
Tenet Healthcare Corp.
9.25%, 02/01/15 (e)	5,000	5,637
8.00%, 08/01/20 (e)	3,404	3,757
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18 (e)	3,700	3,936
7.75%, 02/01/19	1,100	1,177
VPI Escrow Corp., 6.38%, 10/15/20 (r)	3,600	3,793
		49,475
INDUSTRIALS - 3.3%
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	2,500	2,681
Bombardier Inc., 6.13%, 01/15/23 (r)	5,600	5,810
Ceridian Corp., 11.25%, 11/15/15	3,000	3,097
CEVA Group Plc
8.38%, 12/01/17 (e) (r)	3,400	3,502
11.50%, 04/01/18 (e) (q)	3,600	3,294
12.75%, 03/31/20 (q)	2,500	2,006
CHC Helicopter SA, 9.25%, 10/15/20 (e)	3,500	3,721
Dynacast International LLC, 9.25%, 07/15/19	3,500	3,815
Hertz Corp., 6.75%, 04/15/19 (e)	1,100	1,200
Jaguar Holding Co. I, 9.38%, 10/15/17 (e) (r)	3,100	3,329
Laureate Education Inc., 9.25%, 09/01/19 (r)	2,500	2,778
Manitowoc Co. Inc., 9.50%, 02/15/18 (e)	1,000	1,103
Navistar International Corp., 8.25%, 11/01/21 (e)	3,500	3,566

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Navistar International Corp. Term Loan B, 5.50%, 08/15/17 (i)	3,591	3,626
Niska Gas Storage US LLC, 8.88%, 03/15/18	2,500	2,606
RBS Global Inc. & Rexnord LLC, 8.50%, 05/01/18 (e)	4,500	4,933
United Rentals North America Inc., 8.38%, 09/15/20 (e)	6,600	7,359
		58,426
INFORMATION TECHNOLOGY - 6.0%
CDW LLC
12.54%, 10/12/17	1,585	1,702
8.50%, 04/01/19 (e)	7,000	7,814
First Data Corp.
9.88%, 09/24/15 (e)	750	773
11.25%, 03/31/16 (e)	15,000	15,075
8.25%, 01/15/21 (r)	10,914	11,351
12.63%, 01/15/21	11,000	11,921
8.75%, 01/15/22 (r)	3,198	3,382
First Data Corp. Extended Term Loan, 4.19%, 03/24/18 (i)	9,123	9,083
First Data Corp. Term Loan, 5.24%, 03/24/17 (i)	3,649	3,674
Freescale Semiconductor Inc.
10.13%, 12/15/16 (e)	1,060	1,092
10.13%, 03/15/18 (r)	4,420	4,895
9.25%, 04/15/18 (r)	4,000	4,390
8.05%, 02/01/20 (e)	11,500	12,161
10.75%, 08/01/20	7,786	8,837
Infor US Inc., 9.38%, 04/01/19 (e)	1,600	1,814
Sanmina Corp., 7.00%, 05/15/19 (e) (r)	3,500	3,657
SRA International Inc., 11.00%, 10/01/19 (e)	900	945
SRA International Inc. Term Loan, 6.59%, 07/07/18 (i)	4,086	4,070
		106,636
MATERIALS - 3.0%
Cemex Finance LLC, 9.38%, 10/12/22 (r)	1,800	2,092
Cemex SAB de CV, 5.88%, 03/25/19 (e) (r)	2,000	2,020
Cemex SAB de CV Convertible Bond
3.25%, 03/15/16	3,625	4,799
9.00%, 01/11/18 (r)	6,000	6,645
3.75%, 03/15/18	2,125	2,877
Edgen Murray Corp., 8.75%, 11/01/20 (r)	3,000	3,112
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (r)	2,100	2,200
6.88%, 02/01/18 (r)	2,500	2,628
8.25%, 11/01/19 (e) (r)	2,750	2,967
Ineos Finance Plc, 8.38%, 02/15/19 (e) (r)	1,700	1,881
Ineos Group Holdings Plc, 7.88%, 02/15/16 (r), EUR	3,250	4,197
Inmet Mining Corp., 8.75%, 06/01/20 (r)	3,600	3,996
Kerling Plc, 10.63%, 02/01/17 (e) (r), EUR	3,600	4,281
Kinove German Bondco GmbH, 10.00%, 06/15/18 (e) (r), EUR	3,150	4,523
Molycorp Inc., 10.00%, 06/01/20 (e)	5,000	4,925
		53,143
TELECOMMUNICATION SERVICES - 2.9%
Cricket Communications Inc., 7.75%, 10/15/20 (e)	6,500	6,484
Frontier Communications Corp.
8.50%, 04/15/20	900	1,019
9.25%, 07/01/21	3,000	3,442
7.13%, 01/15/23 (e)	2,200	2,228
MetroPCS Wireless Inc., 6.63%, 04/01/23 (e) (r)	7,500	7,650
NII Capital Corp., 7.63%, 04/01/21 (e)	2,500	1,800
Sprint Nextel Corp.
9.13%, 03/01/17	3,300	3,902
8.38%, 08/15/17	90	105
9.00%, 11/15/18 (r)	7,500	9,272
7.00%, 08/15/20	5,000	5,500
11.50%, 11/15/21 (e)	7,500	10,500
		51,902
UTILITIES - 2.3%
Calpine Corp.
7.88%, 07/31/20 (e) (r)	799	875
7.50%, 02/15/21 (e) (r)	4,928	5,408
7.88%, 01/15/23 (r)	2,700	2,997
Dynegy Inc. Term Loan
10.00%, 08/04/16 (i)	1,484	1,543
10.14%, 08/04/16 (i)	906	942
GenOn Energy Inc.
7.63%, 06/15/14 (e)	1,500	1,597
7.88%, 06/15/17 (e)	5,000	5,575
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	32,093	22,728
		41,665

Total Corporate Bonds and Notes (cost $669,872)		717,628

OTHER EQUITY INTERESTS - 0.0%
Dynegy Holdings LLC (f) (q) (u)	11,000	—
Dynegy Holdings LLC (f) (q) (u)	4,750	—
Dynegy Holdings LLC (f) (q) (u)	3,500	—
General Motors Co. (f) (u)	100	1
SuperMedia Inc. Escrow Litigation Trust (f) (u)	868	—

Total Other Equity Interests (cost $14)		1

SHORT TERM INVESTMENTS - 23.9%
Investment Company - 10.8%
JNL Money Market Fund, 0.03% (a) (h)	191,838	191,838
Securities Lending Collateral - 13.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	234,633	234,633

Total Short Term Investments (cost $426,471)		426,471

Total Investments - 116.3% (cost $1,959,625)		2,076,019
Other Assets and Liabilities, Net - (16.3%)		(290,750)
Total Net Assets - 100.0%		$1,785,269

JNL/Franklin Templeton International Small Cap Growth Fund
COMMON STOCKS - 92.7%
CONSUMER DISCRETIONARY - 18.2%
Asatsu-DK Inc.	256	$7,172
Beneteau SA (c)	701	7,121
Carpetright Plc (c) (e)	1,007	9,612
Dignity Plc	313	6,756
Headlam Group Plc	1,365	7,221
JUMBO SA	1,305	9,287
Sankyo Co. Ltd.	141	6,602
		53,771
CONSUMER STAPLES - 12.9%
Aderans Holdings Co. Ltd. (c)	662	11,254
C&C Group Plc	1,707	11,091
McBride Plc	2,626	4,738

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Sligro Food Group NV (e)	356	11,275
		38,358
FINANCIALS - 22.5%
ARA Asset Management Ltd. (r)	4,460	6,916
Arch Capital Group Ltd. (c)	212	11,166
Daibiru Corp.	980	11,581
Euler Hermes SA	133	12,300
Fairfax Financial Holdings Ltd.	15	5,974
RHJ International (c)	1,643	7,793
Savills Plc	1,306	10,771
		66,501
INDUSTRIALS - 34.0%
DCC Plc	312	10,961
Experian Plc	381	6,602
Flughafen Wien AG (e)	73	4,342
Grafton Group Plc	1,974	12,933
Irish Continental Group Plc	250	6,373
Keller Group Plc	421	5,226
Michael Page International Plc	1,577	10,164
Morgan Sindall Group Plc	426	3,591
Prysmian SpA	565	11,649
Sthree Plc	708	3,750
Uponor Oyj (e)	734	9,990
Vesuvius Plc	1,122	6,047
Zardoya Otis SA	668	8,953
		100,581
INFORMATION TECHNOLOGY - 2.2%
Neopost SA (e)	110	6,576

MATERIALS - 2.9%
Alent Plc	1,515	8,691

Total Common Stocks (cost $239,393)		274,478

SHORT TERM INVESTMENTS - 15.8%
Investment Company - 7.1%
JNL Money Market Fund, 0.03% (a) (h)	21,079	21,079
Securities Lending Collateral - 8.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	25,883	25,883

Total Short Term Investments (cost $46,962)		46,962

Total Investments - 108.5% (cost $286,355)		321,440
Other Assets and Liabilities, Net - (8.5%)		(25,291)
Total Net Assets - 100.0%		$296,149

JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS - 82.5%
CONSUMER DISCRETIONARY - 8.0%
British Sky Broadcasting Group Plc	679	$9,125
Comcast Corp. - Special Class A	55	2,187
Compagnie Financiere Richemont SA	3	258
General Motors Co. (c)	304	8,444
Kohl’s Corp.	140	6,481
News Corp. - Class B	586	18,031
Reed Elsevier Plc	1,077	12,812
Time Warner Cable Inc.	133	12,784
Tribune Co. - Class A (c)	37	2,120
Tribune Co. - Class B (c)	23	1,280
		73,522
CONSUMER STAPLES - 15.1%
Altria Group Inc.	263	9,032
Avon Products Inc.	354	7,341
British American Tobacco Plc	346	18,541
Coca-Cola Enterprises Inc.	165	6,104
CVS Caremark Corp.	392	21,573
Dr. Pepper Snapple Group Inc. (e)	149	7,001
Imperial Tobacco Group Plc	384	13,415
Kroger Co.	453	15,001
Lorillard Inc.	223	9,003
Mondelez International Inc. - Class A	123	3,762
Pernod-Ricard SA	58	7,188
Philip Morris International Inc.	63	5,843
Wal-Mart Stores Inc.	59	4,424
Walgreen Co.	219	10,451
		138,679
ENERGY - 11.3%
Apache Corp.	164	12,691
Baker Hughes Inc.	226	10,480
BG Group Plc	118	2,023
BP Plc	999	7,023
CONSOL Energy Inc.	291	9,789
Ensco Plc - Class A	71	4,277
Marathon Oil Corp.	462	15,593
Murphy Oil Corp.	103	6,560
Plains Exploration & Production Co. (c)	196	9,314
Prime AET&D Holdings No. 1 Pty Ltd. (c) (f) (q)	402	—
Royal Dutch Shell Plc - Class A	449	14,540
Transocean Ltd. (c)	207	10,767
WPX Energy Inc. (c)	64	1,018
		104,075
FINANCIALS - 15.3%
ACE Ltd.	162	14,370
Alexander’s Inc.	8	2,637
Alleghany Corp. (c)	25	9,980
American International Group Inc. (c)	454	17,611
Bond Street Holding LLC - Class A (c) (f) (q)	41	833
Canary Wharf Group Plc (c) (f)	405	1,669
CIT Group Inc. (c)	120	5,230
Citigroup Inc.	218	9,654
CNO Financial Group Inc.	97	1,111
Forestar Group Inc. (c)	60	1,305
Guaranty Bancorp (c)	49	102
ING Groep NV - CVA (c)	663	4,770
JPMorgan Chase & Co.	136	6,443
KB Financial Group Inc.	70	2,346
MetLife Inc.	243	9,237
Morgan Stanley	374	8,219
NYSE Euronext	139	5,375
PNC Financial Services Group Inc.	236	15,719
Realogy Holdings Corp. (c)	8	368
Realogy Holdings Corp. (c) (f) (q)	35	1,633
Wells Fargo & Co.	139	5,127
White Mountains Insurance Group Ltd.	17	9,718
Zurich Financial Services AG	23	6,460
		139,917
HEALTH CARE - 10.3%
Boston Scientific Corp. (c)	83	648
CIGNA Corp.	233	14,560
Eli Lilly & Co.	74	4,225
Hospira Inc. (c)	102	3,360
Medtronic Inc.	317	14,907
Merck & Co. Inc.	607	26,836
Pfizer Inc.	394	11,382
Stryker Corp.	60	3,910

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Teva Pharmaceutical Industries Ltd. - ADR	174	6,894
UnitedHealth Group Inc.	10	599
WellPoint Inc.	102	6,770
		94,091
INDUSTRIALS - 4.0%
A P Moller - Maersk A/S - Class B	1	10,054
Federal Signal Corp. (c)	96	778
Huntington Ingalls Industries Inc.	118	6,304
Oshkosh Corp. (c)	137	5,838
Owens Corning Inc. (c)	96	3,804
Raytheon Co.	88	5,197
Stanley Black & Decker Inc.	61	4,920
		36,895
INFORMATION TECHNOLOGY - 10.7%
Apple Inc.	38	16,684
Cisco Systems Inc.	564	11,788
Dell Inc.	173	2,473
Google Inc. - Class A (c)	8	6,619
Hewlett-Packard Co.	368	8,779
Microsoft Corp.	758	21,677
Nintendo Co. Ltd.	20	2,119
Symantec Corp. (c)	389	9,608
TE Connectivity Ltd.	185	7,737
Xerox Corp.	1,222	10,510
		97,994
MATERIALS - 3.7%
Domtar Corp.	33	2,573
International Paper Co.	268	12,493
Linde AG	33	6,213
MeadWestvaco Corp.	198	7,192
ThyssenKrupp AG (c)	256	5,217
		33,688
TELECOMMUNICATION SERVICES - 1.8%
Vodafone Group Plc	5,739	16,285

UTILITIES - 2.3%
Entergy Corp.	57	3,617
Exelon Corp.	197	6,801
GDF Suez	208	4,000
NRG Energy Inc.	260	6,897
		21,315

Total Common Stocks (cost $644,598)		756,461

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
American Airlines Pass-Through Trust
10.38%, 07/02/19	$123	128
8.63%, 10/15/21	537	559

Total Non-U.S. Government Agency Asset-Backed Securities (cost $692)		687

CORPORATE BONDS AND NOTES - 4.1%
CONSUMER DISCRETIONARY - 1.8%
Cengage Learning Inc. Term Loan, 2.71%, 07/03/14 (i)	1,148	873
Clear Channel Communications Inc., 9.00%, 12/15/19 (r)	6,741	6,480
Clear Channel Communications Inc. Term Loan B, 3.89%, 01/29/16 (i)	5,247	4,648
Clear Channel Communications Inc. Term Loan C, 3.89%, 01/29/16 (i)	563	490
Hilton Worldwide Inc. Term Loan, 3.50%, 11/12/15 (i)	225	220
Hilton Worldwide Inc. Term Loan E, 3.79%, 11/12/15 (i)	287	280
Hilton Worldwide Inc. Term Loan F, 3.99%, 11/12/15 (i)	719	701
Hilton Worldwide Inc. Term Loan G, 4.24%, 11/12/15 (i)	1,293	1,267
Tribune Co. Term Loan, 0.00%, 06/04/14 (c) (d) (f)	2,000	1,997
		16,956
FINANCIALS - 0.0%
Tropicana Entertainment LLC, 9.63%, 12/15/14 (c) (d) (f) (q)	1,130	—
INDUSTRIALS - 0.7%
American Airlines Inc.
7.50%, 03/15/16 (c) (d) (r)	5,735	6,581
13.00%, 08/01/16	48	50
		6,631
TELECOMMUNICATION SERVICES - 0.1%
Wind Acquisition Finance SA
11.75%, 07/15/17 (r), EUR	409	553
7.38%, 02/15/18 (r), EUR	245	320
		873
UTILITIES - 1.5%
Energy Future Intermediate Holding Co. LLC
11.00%, 10/01/21	486	539
11.75%, 03/01/22 (r)	856	984
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15	5,763	562
11.50%, 10/01/20 (r)	4,182	3,126
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	11,682	8,273
		13,484

Total Corporate Bonds and Notes (cost $38,293)		37,944

OTHER EQUITY INTERESTS - 0.0%
Tribune Co. Litigation Interests (f) (u)	48	—
Wind Acquisition Finance SA (r) (u)	140	148

Total Other Equity Interests (cost $121)		148

SHORT TERM INVESTMENTS - 12.9%
Investment Company - 12.8%
JNL Money Market Fund, 0.03% (a) (h)	117,588	117,588
Securities Lending Collateral - 0.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	96	96
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.08%, 05/16/13	$500	500

Total Short Term Investments (cost $118,184)		118,184

Total Investments - 99.6% (cost $801,888)		913,424
Other Assets and Liabilities, Net - 0.4%		3,865
Total Net Assets - 100.0%		$917,289

JNL/Franklin Templeton Small Cap Value Fund
COMMON STOCKS - 92.2%
CONSUMER DISCRETIONARY - 20.7%
Autoliv Inc. (e)	55	$3,803

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Brown Shoe Co. Inc.	710	11,360
Brunswick Corp.	366	12,531
Cato Corp. - Class A	193	4,649
Drew Industries Inc.	167	6,064
GameStop Corp. - Class A (e)	394	11,006
Gentex Corp.	607	12,142
Group 1 Automotive Inc.	310	18,622
Harman International Industries Inc.	156	6,944
Hillenbrand Inc.	460	11,629
Hooker Furniture Corp. (e)	40	633
Jos. A. Bank Clothiers Inc. (c) (e)	190	7,597
La-Z-Boy Inc.	870	16,417
M/I Homes Inc. (c)	342	8,354
Maidenform Brands Inc. (c)	511	8,953
MDC Holdings Inc.	166	6,091
Men’s Wearhouse Inc.	560	18,715
Pep Boys-Manny Moe & Jack (c) (e)	303	3,577
Pier 1 Imports Inc.	165	3,800
Regis Corp. (e)	700	12,733
Thor Industries Inc.	565	20,786
West Marine Inc. (c)	406	4,642
Winnebago Industries Inc. (c)	270	5,573
		216,621
ENERGY - 10.4%
Atwood Oceanics Inc. (c)	340	17,863
Bristow Group Inc.	311	20,534
Energen Corp.	160	8,322
Helix Energy Solutions Group Inc. (c)	695	15,902
Oil States International Inc. (c)	77	6,305
Rowan Cos. Plc - Class A (c)	140	4,954
Teekay Corp.	136	4,898
Tidewater Inc. (e)	330	16,685
Unit Corp. (c)	280	12,754
		108,217
FINANCIALS - 12.4%
Arthur J Gallagher & Co.	86	3,532
Aspen Insurance Holdings Ltd.	365	14,082
Assurant Inc.	41	1,827
Chemical Financial Corp.	130	3,429
Hanover Insurance Group Inc.	320	15,898
HCC Insurance Holdings Inc.	117	4,930
Montpelier Re Holdings Ltd.	510	13,285
Old Republic International Corp.	1,200	15,252
Oriental Financial Group Inc. (e)	164	2,536
Peoples Bancorp Inc.	50	1,120
Protective Life Corp.	583	20,864
RLI Corp.	20	1,430
StanCorp Financial Group Inc.	317	13,551
TrustCo Bank Corp.	1,223	6,825
Validus Holdings Ltd.	301	11,246
		129,807
HEALTH CARE - 3.3%
Hill-Rom Holdings Inc.	300	10,566
STERIS Corp.	250	10,391
Teleflex Inc.	161	13,632
		34,589
INDUSTRIALS - 33.3%
AAR Corp.	835	15,356
AO Smith Corp.	20	1,442
Apogee Enterprises Inc.	330	9,553
Applied Industrial Technologies Inc.	200	9,000
Astec Industries Inc.	330	11,527
Brady Corp. - Class A	323	10,830
Briggs & Stratton Corp.	510	12,648
Carlisle Cos. Inc.	237	16,039
CIRCOR International Inc.	121	5,123
EMCOR Group Inc.	247	10,449
EnerSys (c)	140	6,381
EnPro Industries Inc. (c)	271	13,877
Franklin Electric Co. Inc.	280	9,383
Gardner Denver Inc.	50	3,748
General Cable Corp. (c)	91	3,315
Genesee & Wyoming Inc. - Class A (c)	158	14,702
Gibraltar Industries Inc. (c)	253	4,621
Granite Construction Inc.	515	16,398
Insperity Inc.	236	6,695
Kaydon Corp.	355	9,081
Kennametal Inc.	385	15,030
Lincoln Electric Holdings Inc.	320	17,338
McGrath RentCorp (e)	242	7,535
Mine Safety Appliances Co.	240	11,909
Mueller Industries Inc.	111	5,905
Nordson Corp.	45	2,968
Pentair Ltd.	87	4,584
Powell Industries Inc. (c)	165	8,690
Schawk Inc. - Class A	323	3,548
Simpson Manufacturing Co. Inc.	335	10,254
SkyWest Inc. (e)	715	11,481
Trinity Industries Inc.	530	24,020
Universal Forest Products Inc.	385	15,327
Wabash National Corp. (c)	988	10,035
Watts Water Technologies Inc. - Class A	190	9,113
		347,905
INFORMATION TECHNOLOGY - 3.3%
Benchmark Electronics Inc. (c)	600	10,812
Cohu Inc.	165	1,545
Ingram Micro Inc. - Class A (c)	527	10,372
Multi-Fineline Electronix Inc. (c)	181	2,791
Rofin-Sinar Technologies Inc. (c)	345	9,341
		34,861
MATERIALS - 8.5%
A. Schulman Inc.	340	10,724
AptarGroup Inc.	51	2,942
Cabot Corp.	335	11,457
HB Fuller Co.	285	11,138
Reliance Steel & Aluminum Co.	151	10,775
RPM International Inc.	540	17,053
Sensient Technologies Corp.	285	11,141
Steel Dynamics Inc.	875	13,886
		89,116
UTILITIES - 0.3%
NV Energy Inc.	175	3,505

Total Common Stocks (cost $781,410)		964,621

SHORT TERM INVESTMENTS - 11.8%
Investment Company - 7.7%
JNL Money Market Fund, 0.03% (a) (h)	80,603	80,603
Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	43,575	43,575

Total Short Term Investments (cost $124,178)		124,178

Total Investments - 104.0% (cost $905,588)		1,088,799
Other Assets and Liabilities, Net - (4.0%)		(42,290)
Total Net Assets - 100.0%		$1,046,509

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/Goldman Sachs Core Plus Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.2%
Adjustable Rate Mortgage Trust REMIC, 2.91%, 04/25/35 (i)	$242	$241
Aire Valley Mortgages Plc
0.63%, 09/20/66 (i), EUR	2,858	3,468
REMIC, 0.50%, 09/20/66 (i) (r)	718	680
American Home Mortgage Assets Trust REMIC, 0.88%, 02/25/47 (i)	2,885	1,741
Amortizing Residential Collateral Trust REMIC, 2.00%, 08/25/32 (i) (r)	54	9
Asset Backed Securities Corp. Home Equity REMIC, 3.05%, 04/15/33 (i)	36	34
Banc of America Commercial Mortgage Inc. REMIC, 5.62%, 04/10/49 (i)	600	675
Banc of America Funding Corp. REMIC
3.14%, 06/20/36 (i) (r)	1,215	996
5.79%, 10/25/36 (i)	66	53
0.48%, 06/20/47 (i)	1,700	1,070
Banc of America Mortgage Securities Inc. REMIC, 3.13%, 09/25/35 (i)	791	735
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.61%, 04/25/34 (i)	211	207
3.48%, 11/25/34 (i)	641	643
Bear Stearns Mortgage Funding Trust REMIC, 0.36%, 12/25/46 (i)	2,670	1,819
CIT Mortgage Loan Trust REMIC, 1.45%, 10/25/37 (i) (r)	596	590
Citigroup Mortgage Loan Trust Inc. REMIC, 3.12%, 12/25/35 (i)	1,125	827
College Loan Corp. Trust, 0.49%, 04/25/24 (i)	2,600	2,577
Commercial Mortgage Asset Trust REMIC, 7.35%, 01/17/32 (i)	400	412
Commercial Mortgage Pass-Through Certificates REMIC
4.06%, 12/10/44	950	1,030
4.93%, 12/10/44 (i)	825	929
5.65%, 12/10/44 (i)	525	604
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	53	57
Countrywide Alternative Loan Trust REMIC, 1.68%, 09/25/35 (i)	228	195
Countrywide Asset-Backed Certificates REMIC, 2.08%, 06/25/34 (i) (r)	184	131
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.91%, 02/19/34 (i)	338	321
2.92%, 11/20/34 (i)	323	305
Deutsche Bank Alternate Loan Trust REMIC, 1.89%, 08/25/35 (i) (q)	221	164
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.10%, 03/19/46 (i) (q)	363	237
Educational Services of America Inc., 1.15%, 07/25/23 (i) (r)	999	1,013
First Horizon Asset Securities Inc. REMIC, 2.68%, 12/25/34 (i)	136	130
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.44%, 05/17/32 (i) (q)	1,148	36
FREMF Mortgage Trust REMIC
4.35%, 12/25/44 (i) (r)	950	1,010
3.88%, 01/25/47 (i) (r)	650	654
3.82%, 06/25/47 (i) (r)	3,500	3,675
3.82%, 06/25/47 (i) (r)	975	972
GCO Education Loan Funding Trust
0.42%, 05/25/25 (i)	2,524	2,469
0.52%, 05/25/36 (i)	900	827
GMAC Mortgage Corp. Loan Trust REMIC
7.00%, 09/25/37 (i)	206	191
7.00%, 09/25/37 (i)	295	272
Granite Master Issuer Plc
0.28%, 12/20/54 (i)	10,472	10,333
0.32%, 12/20/54 (i), EUR	1,038	1,309
0.34%, 12/20/54 (i)	1,981	1,941
0.34%, 12/20/54 (i), EUR	157	198
0.73%, 12/20/54 (i), GBP	2,610	3,888
Granite Mortgages Plc, 0.89%, 01/20/44 (i), GBP	364	548
GS Mortgage Securities Corp. II REMIC, 5.79%, 08/10/45 (e) (i)	2,600	2,975
GSMPS Mortgage Loan Trust, 0.66%, 02/25/35 (i) (q)	71	64
GSR Mortgage Loan Trust REMIC, 2.95%, 10/25/35 (i)	373	328
Harborview Mortgage Loan Trust REMIC
0.54%, 06/20/35 (i)	865	816
2.77%, 08/19/36 (i) (r)	1,460	1,060
Impac CMB Trust REMIC, 0.84%, 03/25/35 (i) (r)	119	100
IndyMac Index Mortgage Loan Trust REMIC
0.82%, 06/25/34 (i)	243	228
2.65%, 03/25/35 (i)	504	474
2.57%, 08/25/35 (i)	589	505
0.41%, 05/25/46 (i)	844	691
Lehman XS Trust REMIC, 1.05%, 09/25/47 (i)	1,200	880
Luminent Mortgage Trust REMIC, 0.39%, 05/25/46 (i)	518	336
MASTR Adjustable Rate Mortgages Trust REMIC
3.33%, 10/25/34 (i)	239	224
3.42%, 12/25/34 (i)	77	73
2.99%, 01/25/36 (i)	539	514
1.38%, 12/25/46 (i) (q)	2,738	1,476
MASTR Seasoned Securities Trust REMIC, 3.66%, 10/25/32 (i)	222	220
Merit Securities Corp. REMIC, 1.70%, 09/28/32 (i) (q)	56	56
Merrill Lynch Alternative Note Asset Trust REMIC, 0.39%, 07/25/47 (i)	642	431
Mid-State Trust, 7.34%, 07/01/35	175	189
Morgan Stanley Capital I Trust REMIC
5.48%, 02/12/44 (i)	200	224
5.93%, 12/15/44 (i)	150	149
Morgan Stanley Mortgage Loan Trust REMIC
2.97%, 08/25/34 (i)	131	126
2.81%, 03/25/36 (i)	1,376	1,042
NCUA Guaranteed Notes Trust REMIC
3.00%, 06/12/19	1,900	2,055
1.84%, 10/07/20	382	387
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.41%, 10/01/35 (i)	2,037	2,065
Residential Accredit Loans Inc. Trust REMIC
2.99%, 11/25/37 (i)	3,256	1,709
1.18%, 01/25/46 (i)	1,061	718
Residential Funding Mortgage Securities Inc. Trust REMIC
3.10%, 08/25/35 (i)	593	480
3.19%, 09/25/35 (i) (r)	682	628
SLM Student Loan Trust, 2.00%, 07/25/23 (i)	5,900	6,220
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.79%, 05/25/34 (i)	502	508
2.58%, 09/25/34 (i)	207	206

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Structured Asset Mortgage Investments Inc. REMIC, 3.29%, 08/25/35 (i)	85	80
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.55%, 06/25/34 (i)	520	528
2.53%, 12/25/35 (i)	104	103
2.49%, 09/25/36 (i)	1,204	1,029
0.43%, 04/25/45 (i)	134	123
Wells Fargo Alternative Loan Trust REMIC, 2.89%, 12/28/37 (i) (r)	2,391	1,857
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.72%, 04/25/36 (i) (r)	148	138

Total Non-U.S. Government Agency Asset-Backed Securities (cost $89,734)		82,231

CORPORATE BONDS AND NOTES - 43.2%
CONSUMER DISCRETIONARY - 3.4%
CCO Holdings LLC, 5.25%, 09/30/22 (e)	1,775	1,744
COX Communications Inc., 3.25%, 12/15/22 (r)	1,425	1,448
CSC Holdings LLC, 8.63%, 02/15/19 (e)	1,425	1,710
D.R. Horton Inc., 4.38%, 09/15/22 (e)	1,725	1,695
DIRECTV Holdings LLC
5.88%, 10/01/19 (e)	1,275	1,510
6.00%, 08/15/40	800	853
DISH DBS Corp., 6.75%, 06/01/21 (e)	1,575	1,748
MDC Holdings Inc.
5.63%, 02/01/20	1,250	1,399
6.00%, 01/15/43	975	967
MGM Resorts International, 6.63%, 12/15/21 (e)	1,700	1,783
NBCUniversal Media LLC, 4.38%, 04/01/21	1,600	1,800
News America Inc., 6.15%, 02/15/41	1,975	2,365
Nielsen Finance LLC, 4.50%, 10/01/20 (e) (r)	2,025	2,022
PVH Corp., 4.50%, 12/15/22	1,776	1,749
QVC Inc., 4.38%, 03/15/23 (r)	1,200	1,213
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,670
Videotron Ltd., 5.00%, 07/15/22	1,950	1,979
WPP Finance Co. Ltd., 8.00%, 09/15/14 (l)	1,653	1,815
		30,470
CONSUMER STAPLES - 3.0%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 11/01/22 (r)	1,080	1,029
Avon Products Inc., 4.60%, 03/15/20	2,150	2,233
ConAgra Foods Inc., 1.90%, 01/25/18 (e)	2,125	2,146
CVS Caremark Corp., 2.75%, 12/01/22	3,225	3,179
HJ Heinz Co., 1.50%, 03/01/17	2,195	2,216
Kraft Foods Group Inc.
2.25%, 06/05/17	1,250	1,297
6.13%, 08/23/18	1,125	1,368
Mondelez International Inc.
5.38%, 02/10/20	1,830	2,177
6.50%, 02/09/40	1,025	1,331
Pernod-Ricard SA
2.95%, 01/15/17 (e) (r)	1,950	2,048
4.45%, 01/15/22 (r)	2,650	2,910
Reynolds Group Issuer Inc., 5.75%, 10/15/20	1,700	1,732
SABMiller Holdings Inc., 2.45%, 01/15/17 (r)	1,800	1,874
Walgreen Co., 1.80%, 09/15/17 (e)	1,275	1,291
		26,831
ENERGY - 4.6%
Access Midstream Partners LP, 4.88%, 05/15/23	1,775	1,753
BP Capital Markets Plc, 3.88%, 03/10/15	1,125	1,193
Continental Resources Inc., 5.00%, 09/15/22	1,650	1,753
El Paso LLC, 7.75%, 01/15/32 (e)	515	576
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	1,975	2,393
Energy Transfer Partners LP, 6.70%, 07/01/18	1,950	2,353
Enterprise Products Operating LLC
8.38%, 08/01/66 (e) (i)	2,175	2,501
7.03%, 01/15/68 (i)	1,550	1,798
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19 (e)	530	684
6.51%, 03/07/22	200	231
4.95%, 07/19/22 (e)	690	719
MarkWest Energy Partners LP, 4.50%, 07/15/23	1,770	1,732
Nexen Inc.
6.40%, 05/15/37	1,160	1,498
7.50%, 07/30/39	1,050	1,527
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21 (r)	1,360	1,565
Range Resources Corp., 7.25%, 05/01/18	400	416
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 03/06/22 (r)	1,640	1,626
Rowan Cos. Inc., 4.88%, 06/01/22	2,450	2,663
Southern Union Co., 3.32%, 11/01/66 (i)	3,693	3,241
TNK-BP Finance SA, 7.50%, 07/18/16	820	940
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (i)	1,375	1,467
Transocean Inc.
6.50%, 11/15/20 (e)	4,100	4,738
6.38%, 12/15/21	1,025	1,193
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	600	654
Weatherford International Ltd., 9.63%, 03/01/19 (e)	1,475	1,926
		41,140
FINANCIALS - 24.8%
Abbey National Treasury Services Plc
2.11%, 02/16/15 (i), GBP	1,100	1,706
4.00%, 04/27/16 (e)	2,075	2,206
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	459	478
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	925	930
American General Capital II, 8.50%, 07/01/30 (e)	1,275	1,683
American International Group Inc., 2.38%, 08/24/15	850	872
ANZ Capital Trust II, 5.36%, (callable at 100 beginning 12/15/13) (m) (r)	3,525	3,578
Bank of America Corp.
5.42%, 03/15/17	1,300	1,441
5.75%, 12/01/17	1,250	1,446
5.65%, 05/01/18	1,550	1,793
5.70%, 01/24/22	2,275	2,665
3.30%, 01/11/23	2,500	2,465
Bank of New York Mellon Corp., 9.63%, 05/02/21 (r)	282	230
Bank of Scotland Plc, 5.25%, 02/21/17 (r)	3,000	3,434
Barclays Bank Plc, 6.05%, 12/04/17 (q)	1,950	2,174
Blackstone Holdings Finance Co. LLC
4.75%, 02/15/23 (r)	850	938
6.25%, 08/15/42 (r)	825	937
BRFkredit A/S, 2.05%, 04/15/13 (r)	8,300	8,305
Capital One Financial Corp., 1.00%, 11/06/15	1,325	1,320
Carlyle Holdings Finance LLC, 3.88%, 02/01/23 (r)	900	922
Chubb Corp., 6.38%, 03/29/67 (i)	825	906

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Citigroup Inc.
5.00%, 09/15/14	2,475	2,599
6.13%, 11/21/17	1,010	1,194
3.38%, 03/01/23	1,500	1,512
Compass Bank, 5.50%, 04/01/20	1,200	1,247
Developers Diversified Realty Corp.
9.63%, 03/15/16	170	207
7.50%, 04/01/17	2,170	2,580
Discover Bank, 8.70%, 11/18/19	551	736
Discover Financial Services, 3.85%, 11/21/22 (e)	1,774	1,826
DNB Boligkreditt A/S
2.10%, 10/14/15 (e) (i) (r)	5,100	5,277
2.90%, 03/29/16 (i) (r)	600	636
1.45%, 03/21/18 (e) (r)	3,400	3,415
ERP Operating LP, 4.63%, 12/15/21	2,575	2,888
Fifth Third Bancorp, 3.63%, 01/25/16	950	1,016
FIH Erhvervsbank A/S, 2.00%, 06/12/13 (r)	3,800	3,813
First Niagara Financial Group Inc., 6.75%, 03/19/20	925	1,109
Ford Motor Credit Co. LLC
8.00%, 12/15/16 (e)	1,075	1,289
5.00%, 05/15/18	1,200	1,322
5.88%, 08/02/21	900	1,030
General Electric Capital Corp., 5.88%, 01/14/38	900	1,049
Genworth Financial Inc., 7.63%, 09/24/21 (e)	1,700	2,048
HCP Inc.
6.00%, 01/30/17	1,375	1,592
2.63%, 02/01/20	1,150	1,157
Healthcare Realty Trust Inc., 6.50%, 01/17/17	1,725	1,985
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating N/A) (i), BRL	4,840	6,879
HSBC Holdings Plc, 6.80%, 06/01/38	2,650	3,387
ING Bank NV
2.00%, 09/25/15 (r)	1,200	1,219
4.00%, 03/15/16 (r)	1,550	1,661
Inter-American Development Bank, 1.00%, 02/27/18	1,700	1,687
Intesa Sanpaolo SpA
3.13%, 01/15/16	1,050	1,026
3.88%, 01/16/18	2,100	2,031
JPMorgan Chase & Co.
7.25%, 02/01/18 (e)	1,475	1,833
4.35%, 08/15/21	1,725	1,903
Kreditanstalt fuer Wiederaufbau
3.13%, 06/15/18, EUR	11,500	16,507
4.38%, 07/04/18, EUR	7,900	11,985
Landwirtschaftliche Rentenbank, 4.88%, 01/10/14	6,000	6,210
Liberty Property LP, 4.75%, 10/01/20	2,350	2,594
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	1,125	1,251
MetLife Capital Trust X, 9.25%, 04/08/38 (i) (r)	500	698
Mizuho Corporate Bank Ltd., 2.55%, 03/17/17 (e) (r)	2,125	2,206
Morgan Stanley
6.25%, 08/28/17	3,025	3,520
6.63%, 04/01/18	1,825	2,182
5.63%, 09/23/19	1,950	2,242
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	1,310	1,460
Nippon Life Insurance Co., 5.00%, 10/18/42 (i) (r)	3,075	3,141
Northern Rock Plc, 5.63%, 06/22/17 (r)	7,100	8,228
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	1,375	1,727
Principal Financial Group Inc., 3.13%, 05/15/23	1,425	1,427
ProLogis LP, 6.13%, 12/01/16	900	1,035
Prudential Financial Inc., 5.63%, 06/15/43 (i)	2,150	2,225
QBE Capital Funding III Ltd., 7.25%, 05/24/41 (i) (r)	1,525	1,601
Regions Bank, 7.50%, 05/15/18	1,875	2,302
Regions Financial Corp., 5.75%, 06/15/15 (e)	1,225	1,329
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15) (e) (m) (r)	1,525	1,655
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15 (e)	2,175	2,235
Simon Property Group LP, 10.35%, 04/01/19	1,650	2,381
Sparebank 1 Boligkreditt A/S
2.63%, 05/27/16 (e) (r)	10,900	11,485
2.30%, 06/30/17 (i) (r)	6,900	7,192
1.75%, 11/15/19 (r)	4,700	4,657
Stadshypotek AB, 1.88%, 10/02/19 (r)	4,300	4,312
Standard Chartered Plc, 3.95%, 01/11/23 (r)	1,525	1,519
Swedbank Hypotek AB, 0.73%, 03/28/14 (i) (r)	1,200	1,204
Transatlantic Holdings Inc., 8.00%, 11/30/39	950	1,321
UBS AG, 7.63%, 08/17/22 (e)	975	1,090
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17, Moody’s rating Baa2) (f) (q), BRL	1,620	417
Union Bank NA, 2.13%, 06/16/17	2,575	2,650
WEA Finance LLC
7.50%, 06/02/14 (r)	475	510
7.13%, 04/15/18 (r)	900	1,110
		221,190
HEALTH CARE - 1.1%
AbbVie Inc., 1.75%, 11/06/17 (r)	4,300	4,352
Express Scripts Holding Co., 2.65%, 02/15/17 (e)	1,300	1,362
HCA Inc., 7.50%, 02/15/22 (e)	1,475	1,696
Mylan Inc., 7.88%, 07/15/20 (r)	1,875	2,188
		9,598
INDUSTRIALS - 1.0%
Clean Harbors Inc., 5.25%, 08/01/20	825	852
Corrections Corp. of America, 4.13%, 04/01/20 (r)	2,200	2,241
GE Capital Trust I, 6.38%, 11/15/67 (i)	1,374	1,457
Penske Truck Leasing Co. LP, 2.88%, 07/17/18 (r)	2,400	2,447
Xylem Inc., 3.55%, 09/20/16	1,900	2,026
		9,023
INFORMATION TECHNOLOGY - 0.8%
Equinix Inc., 7.00%, 07/15/21	2,475	2,747
Hewlett-Packard Co.
3.00%, 09/15/16	1,675	1,734
2.60%, 09/15/17 (e)	1,100	1,108
4.30%, 06/01/21 (e)	125	127
NetApp Inc., 2.00%, 12/15/17	1,575	1,584
		7,300
MATERIALS - 1.7%
Ashland Inc., 4.75%, 08/15/22 (r)	1,675	1,696
Ball Corp., 5.00%, 03/15/22 (e)	1,225	1,274
Crown Americas LLC, 4.50%, 01/15/23 (r)	1,800	1,746
Eastman Chemical Co., 2.40%, 06/01/17	2,900	3,010
Ecolab Inc., 4.35%, 12/08/21	2,350	2,593
Rockwood Specialties Group Inc., 4.63%, 10/15/20	1,700	1,743
Xstrata Finance Canada Ltd., 2.45%, 10/25/17 (r)	3,015	3,056
		15,118

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 2.0%
AT&T Inc.
2.95%, 05/15/16	3,600	3,809
2.63%, 12/01/22 (e)	2,350	2,269
Crown Castle International Corp., 5.25%, 01/15/23	1,675	1,704
Frontier Communications Corp., 8.50%, 04/15/20 (e)	1,525	1,727
MetroPCS Wireless Inc.
6.25%, 04/01/21 (e) (r)	700	712
6.63%, 04/01/23 (e) (r)	550	561
Santander Holdings USA Inc., 4.63%, 04/19/16 (e)	715	765
Sprint Nextel Corp., 7.00%, 08/15/20	1,600	1,760
Telefonica Emisiones SAU, 5.46%, 02/16/21 (e)	975	1,049
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.49%, 02/02/16 (r)	400	428
9.13%, 04/30/18	300	356
7.75%, 02/02/21 (r)	730	818
VimpelCom Holdings BV, 7.50%, 03/01/22 (r)	650	723
Virgin Media Finance Plc, 5.25%, 02/15/22 (e)	825	839
		17,520
UTILITIES - 0.8%
Arizona Public Service Co., 8.75%, 03/01/19	1,700	2,297
Ipalco Enterprises Inc., 5.00%, 05/01/18 (e)	875	945
Nevada Power Co., 7.13%, 03/15/19	1,175	1,518
PPL WEM Holdings Plc, 5.38%, 05/01/21 (r)	1,655	1,892
Puget Sound Energy Inc., 6.97%, 06/01/67 (i)	675	718
		7,370

Total Corporate Bonds and Notes (cost $369,738)		385,560

GOVERNMENT AND AGENCY OBLIGATIONS - 38.2%
GOVERNMENT SECURITIES - 13.1%
Federal Home Loan Mortgage Corp. - 0.3% (w)
Federal Home Loan Mortgage Corp., 4.38%, 01/15/14, EUR	1,900	2,509
Federal National Mortgage Association - 1.5% (w)
Federal National Mortgage Association
0.38%, 03/16/15	800	801
0.88%, 10/26/17	7,500	7,510
6.25%, 05/15/29	2,600	3,693
6.63%, 11/15/30	900	1,340
		13,344
Municipals - 1.7%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	1,045
Northstar Education Finance Inc. Student Loan Asset-Backed Note
0.49%, 04/29/19 (i)	3,120	3,112
0.04%, 04/01/42 (i)	650	580
0.27%, 04/01/42 (i)	700	625
0.33%, 04/01/42 (i)	2,300	2,053
1.09%, 01/29/46 - 01/29/46 (i)	1,400	1,250
1.36%, 01/29/46 (i)	2,000	1,785
State of California
7.95%, 03/01/36	1,290	1,614
7.63%, 03/01/40	2,390	3,457
		15,521
Sovereign - 3.3%
Chile Government International Bond, 3.63%, 10/30/42	950	878
Indonesia Government International Bond, 8.50%, 10/12/35	1,210	1,785
Israel Government AID Bond
5.50%, 09/18/23 - 04/26/24	2,800	3,649
5.50%, 12/04/23 (e)	100	130
Ivory Coast Government International Bond, 5.75%, 12/31/32	4,520	4,181
Kommunalbanken A/S, 1.00%, 09/26/17 (r)	2,300	2,295
Mexico Bonos
8.50%, 05/31/29 - 11/18/38, MXN	28,552	3,060
7.75%, 05/29/31 - 11/13/42, MXN	7,248	730
Mexico Government International Bond, 4.75%, 03/08/44	2,670	2,770
Province of Quebec, Canada, 4.60%, 05/26/15	1,475	1,603
Republic of Panama, 7.13%, 01/29/26	100	135
Slovenia Government International Bond
5.50%, 10/26/22	1,020	977
5.50%, 10/26/22 (r)	1,140	1,091
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,611
5.98%, 04/01/36	1,250	1,725
4.63%, 09/15/60	800	910
Ukraine Government International Bond, 7.80%, 11/28/22	540	547
Venezuela Government International Bond, 9.25%, 09/15/27	570	561
		29,638
Treasury Inflation Index Securities - 0.4%
U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/23 (n)	2,993	3,228
U.S. Treasury Securities - 5.9%
U.S. Treasury Bond
3.13%, 02/15/42 - 02/15/43	4,900	4,915
3.00%, 05/15/42	600	587
2.75%, 11/15/42	3,700	3,430
U.S. Treasury Note
0.13%, 12/31/14 (o)	13,700	13,677
0.88%, 01/31/18	10,700	10,769
0.75%, 03/31/18 (g)	10,900	10,886
2.00%, 02/15/23 (e)	8,400	8,506
		52,770
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 25.1%
Federal Home Loan Mortgage Corp. - 3.9%
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18	10,300	10,280
3.00%, 03/01/32	255	267
5.00%, 10/01/33 - 06/01/41	3,730	4,026
5.50%, 01/01/36 - 02/01/36	79	88
4.00%, 08/01/36 - 11/01/41	2,814	3,009
3.12%, 01/01/37 (i)	650	691
6.50%, 01/01/38 - 12/01/38	2,489	2,817
4.50%, 11/01/40 - 03/01/41	94	101
3.00%, 04/15/43, TBA (g)	10,000	10,269
4.50%, 04/15/43, TBA (g)	2,000	2,139
REMIC, 1,156.50%, 06/15/21 (q)	—	—
REMIC, Interest Only, 3.00%, 12/15/42 (q)	6,078	812
		34,499
Federal National Mortgage Association - 20.3%
Federal National Mortgage Association
0.88%, 02/08/18	3,800	3,789
2.80%, 03/01/18	2,499	2,679
5.00%, 03/01/18 - 10/01/41	8,161	8,909
3.74%, 05/01/18	1,463	1,622
3.84%, 05/01/18	1,790	1,992
4.50%, 05/01/18 - 10/01/41	32,219	34,902
6.50%, 02/01/19	1	1
4.51%, 06/01/19	4,400	5,076

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
3.42%, 10/01/20	1,163	1,270
3.63%, 12/01/20	873	963
4.37%, 06/01/21	3,576	4,123
3.96%, 07/01/21	1,600	1,781
5.50%, 09/01/23 - 02/01/39	7,645	8,344
3.00%, 03/01/27 - 04/15/43, TBA (g)	9,011	9,478
8.00%, 08/01/29 - 01/01/31	57	64
6.00%, 03/01/32 - 05/01/41	22,116	24,295
7.00%, 07/01/32	5	6
2.15%, 11/01/35 (i)	49	52
2.40%, 05/01/36 (i)	343	364
2.59%, 05/01/36 (i)	361	384
2.63%, 08/01/36 (i)	352	375
4.00%, 08/01/36 - 02/01/42	4,834	5,159
2.45%, 09/01/36 (i)	358	378
3.50%, 10/01/42 - 12/01/42	2,150	2,272
2.50%, 04/15/43, TBA (g)	11,000	10,904
3.50%, 04/15/43, TBA (g)	35,000	36,958
4.00%, 04/15/43 - 05/15/43, TBA (g)	10,000	10,650
Interest Only, 3.50%, 04/25/42 (q)	1,831	246
Interest Only, 4.00%, 04/25/42 (q)	1,626	208
REMIC, 10.40%, 04/25/19	—	—
REMIC, Interest Only, 4.80%, 11/25/40 (q)	5,370	630
REMIC, Interest Only, 3.50%, 10/25/41 (q)	3,296	381
REMIC, Interest Only, 5.95%, 11/25/42 (q)	4,194	955
REMIC, Interest Only, 5.95%, 11/25/42 (q)	4,960	1,184
REMIC, Interest Only, 3.50%, 12/25/42 (q)	4,033	526
REMIC, Interest Only, 5.95%, 03/25/43 (q)	1,997	464
		181,384
Government National Mortgage Association - 0.9%
Government National Mortage Association, 5.00%, 06/15/40	194	213
Government National Mortgage Association
3.95%, 07/15/25	920	993
6.00%, 06/15/34 - 11/15/38	175	197
2.50%, 04/15/43, TBA (g)	5,000	4,967
5.00%, 04/15/43, TBA (g)	1,000	1,087
		7,457

Total Government and Agency Obligations (cost $332,565)		340,350

COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f)	491	—

Total Common Stocks (cost $184)		—

SHORT TERM INVESTMENTS - 24.7%
Investment Company - 19.8%
JNL Money Market Fund, 0.03% (a) (h)	176,717	176,717
Securities Lending Collateral - 4.8%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	42,377	42,377
Treasury Securities - 0.1%
Mexico Cetes, 0.32%, 06/20/13, MXN	14,266	1,145

Total Short Term Investments (cost $220,230)		220,239

Total Investments - 115.3% (cost $1,012,451)		1,028,380
Total Forward Sales Commitments - (3.3%) (proceeds $29,376)		(29,412)
Other Assets and Liabilities, Net - (12.0%)		(106,823)
Total Net Assets - 100.0%		$892,145

FORWARD SALES COMMITMENTS - 3.3%
GOVERNMENT AND AGENCY OBLIGATIONS - 3.3%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.3%
Federal National Mortgage Association - 3.3%
Federal National Mortgage Association
6.00%, 04/15/34, TBA (g)	$18,000	$19,716
4.50%, 04/15/43	9,000	9,696

Total Forward Sales Commitments - 3.3% (proceeds $29,376)		$29,412

JNL/Goldman Sachs Emerging Markets Debt Fund
CORPORATE BONDS AND NOTES - 37.5%
CONSUMER DISCRETIONARY - 0.9%
Arcelik A/S, 5.00%, 04/03/23 (r)	$1,390	$1,386
Corp. GEO SAB de CV, 9.25%, 06/30/20	410	354
Gajah Tunggal Tbk PT, 7.75%, 02/06/18 (r)	370	383
Grupo Televisa SAB, 8.50%, 03/11/32	810	1,141
Hyva Global BV, 8.63%, 03/24/16	640	640
MCE Finance Ltd., 5.00%, 02/15/21 (e) (r)	580	586
Minerva Luxembourg SA, 7.75%, 01/31/23 (e) (r)	380	407
Peermont Global Pty Ltd., 7.75%, 04/30/14, EUR	1,840	2,312
Studio City Finance Ltd.
8.50%, 12/01/20	250	274
8.50%, 12/01/20 (r)	890	977
		8,460
CONSUMER STAPLES - 2.1%
Ajecorp BV
6.50%, 05/14/22	950	1,024
6.50%, 05/14/22 (r)	1,080	1,164
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 11/01/22 (r)	3,550	3,381
Arcos Dorados BV, 7.50%, 10/01/19	2,229	2,396
Central American Bottling Corp., 6.75%, 02/09/22	1,510	1,644
Corp. Lindley SA, 6.75%, 11/23/21	3,495	4,025
Cosan Luxembourg SA, 5.00%, 03/14/23 (r)	310	312
ESAL GmbH, 6.25%, 02/05/23 (e) (r)	1,130	1,136
MHP SA, 8.25%, 04/02/20 (r)	1,000	991
Raizen Fuels Finance Ltd., 9.50%, 08/15/14	2,250	2,450
Tonon Bioenergia SA, 9.25%, 01/24/20 (e) (r)	740	755
USJ Acucar e Alcool SA, 9.88%, 11/09/19 (e) (r)	1,150	1,305
		20,583
ENERGY - 6.9%
Berau Capital Resources Pte Ltd., 12.50%, 07/08/15	900	959
CNPC General Capital Ltd., 3.95%, 04/19/22	765	807
Dolphin Energy Ltd., 5.50%, 12/15/21	7,120	8,232
Ecopetrol SA, 7.63%, 07/23/19	1,150	1,440
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22	3,970	3,915
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/22	2,230	2,576
4.95%, 07/19/22 (e)	7,000	7,297

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
GeoPark Latin America Ltd. Agencia en Chile, 7.50%, 02/11/20 (e) (r)	930	967
Lukoil International Finance BV
6.36%, 06/07/17	520	592
7.25%, 11/05/19	900	1,076
OGX Austria GmbH
8.50%, 06/01/18	820	640
8.38%, 04/01/22	1,300	982
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (r)	2,100	2,119
Petrobras International Finance Co., 7.88%, 03/15/19	1,790	2,178
Petroleos de Venezuela SA
5.25%, 04/12/17	1,440	1,249
5.38%, 04/12/27	650	449
Petroleos Mexicanos, 7.65%, 11/24/21 (r), MXN	93,404	8,568
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21	3,692	4,247
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.30%, 09/30/20	3,214	3,575
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.15%, 03/06/17 (r)	2,050	2,060
4.20%, 03/06/22 (r)	6,680	6,622
Sea Trucks Group, 9.00%, 03/26/18	200	201
Talent Yield Investments Ltd., 4.50%, 04/25/22	670	735
TNK-BP Finance SA, 6.63%, 03/20/17	260	294
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	3,720	4,055
Zhaikmunai LP Via Zhaikmunai International BV, 7.13%, 11/13/19 (r)	510	544
		66,379
FINANCIALS - 18.7%
Alliance Bank JSC, 10.50%, 03/25/17	640	614
Banco Davivienda SA, 2.95%, 01/29/18 (e) (r)	670	657
Banco de Bogota SA
5.00%, 01/15/17	5,490	5,881
5.38%, 02/19/23 (e)	980	1,009
Banco de Credito del Peru
4.75%, 03/16/16	2,210	2,376
4.25%, 04/01/23 (r)	120	120
Banco de Credito e Inversiones, 3.00%, 09/13/17	7,010	7,111
Banco do Brasil SA, 3.88%, 10/10/22	1,395	1,350
Banco do Estado do Rio Grande do Sul SA
7.38%, 02/02/22	870	944
7.38%, 02/02/22 (e) (r)	2,130	2,312
Banco Santander Brasil SA, 8.00%, 03/18/16 (r), BRL	5,220	2,606
Banco Santander Chile, 3.88%, 09/20/22 (e)	1,160	1,171
Bancolombia SA, 5.95%, 06/03/21	4,050	4,556
Bank of Thailand
3.30%, 04/30/14, THB	42,900	1,473
3.22%, 03/01/16, THB	87,900	3,028
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (q), IDR	82,000,000	10,284
BTA Bank JSC, 5.50%, 12/21/22	680	524
CapitaLand Treasury Ltd., 4.08%, 09/20/22	2,680	2,745
Champion MTN Ltd., 3.75%, 01/17/23	2,155	2,070
China Merchants Finance Co. Ltd., 5.00%, 05/04/22	870	941
China Overseas Finance Cayman V Ltd., 5.35%, 11/15/42	1,200	1,161
Chinatrust Commercial Bank Hong Kong, 5.63%, (callable at 100 beginning 03/17/15) (m)	1,170	1,205
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24, Moody’s rating N/A) (r), COP	1,642,000	1,352
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.00%, 07/24/20, Moody’s rating N/A) (i) (r), COP	4,514,000	3,575
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (i) (r), COP	10,289,000	7,769
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	9,263,000	6,995
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 15.10%, 05/01/17, Moody’s rating N/A) (i) (q), NGN	105,000	753
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 16.39%, 01/27/22, Moody’s rating N/A) (r), NGN	98,000	804
Corp. Financiera de Desarrollo SA, 4.75%, 02/08/22	1,520	1,625
CorpGroup Banking SA, 6.75%, 03/15/23 (e) (r)	1,330	1,392
Country Garden Holdings Co. Ltd.
11.13%, 02/23/18 (e)	1,240	1,426
7.50%, 01/10/23 (r)	700	715
Credit Suisse Nassau Credit Linked Note (Nota do Tesouro Nacional, 10.00%, 01/01/14, Moody’s rating Baa2) (r), BRL	2,411	1,238
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating N/A) (q), BRL	3,300	4,690
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating N/A),BRL	2,370	3,368
DBS Bank Ltd., 3.63%, 09/21/22	3,400	3,557
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 02/06/14, Moody’s rating N/A) (q), NGN	502,000	2,871
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 04/04/13, Moody’s rating N/A), NGN	331,000	2,085
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 06/27/13, Moody’s rating N/A) (q), NGN	96,600	592
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 12/05/13, Moody’s rating N/A) (r), NGN	188,000	1,095
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 16.39%, 01/27/22, Moody’s rating N/A) (q), NGN	128,030	1,050
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody’s rating Baa3) (q), IDR	20,500,000	2,553
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3) (q), IDR	17,900,000	1,975
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody’s rating Baa3), IDR	13,600,000	1,659
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3), IDR	84,000,000	10,262
Dubai Holding Commercial Operations Ltd., 6.00%, 02/01/17, GBP	750	1,151
Evergrande Real Estate Group Ltd., 13.00%, 01/27/15 (e)	900	979

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Fita International Ltd., 7.00%, 02/10/20	1,550	1,783
General Electric Capital Corp., 8.50%, 04/06/18, MXN	65,000	5,824
Hero Asia Investment Ltd., 5.25%, (callable at 100 beginning 12/07/15) (m)	650	666
HSBC Credit Linked Note (Federal Republic of Nigeria, 0.00%, 08/08/13, Moody’s rating N/A) (j) (r), NGN	1,075,000	6,503
HSBC Credit Linked Note (Federal Republic of Nigeria, 0.00%, 12/19/13, Moody’s rating N/A), NGN	187,000	1,085
HSBC Credit Linked Note (Federal Republic of Nigeria, 7.00%, 10/23/19, Moody’s rating N/A) (r), NGN	97,580	503
HSBC Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (q), IDR	65,000,000	8,150
HSBC Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody’s rating Baa3) (q), IDR	86,000,000	10,336
JPMorgan Chase & Co. Credit Linked Note (Federal Republic of Nigeria, 0.00%, 02/20/14, Moody’s rating N/A) (r), NGN	148,000	844
JPMorgan Chase & Co. Credit Linked Note (Federal Republic of Nigeria, 0.00%, 08/01/13, Moody’s rating N/A), NGN	650,000	3,942
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 11.00%, 11/15/20, Moody’s rating Baa3) (q), IDR	20,000,000	2,887
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	24,900,000	2,587
Kaisa Group Holdings Ltd., 8.88%, 03/19/18 (e) (r)	400	405
Longfor Properties Co. Ltd., 6.88%, 10/18/19	590	627
Oversea-Chinese Banking Corp. Ltd., 3.15%, 03/11/23	2,040	2,077
Peru Enhanced Pass-Through Finance Ltd.
0.02%, 05/31/18	148	136
0.00%,06/02/25 (f) (j)	1,007	680
Sberbank of Russia Via SB Capital SA, 6.13%, 02/07/22 (q)	1,570	1,754
Shimao Property Holdings Ltd., 11.00%, 03/08/18	540	617
Sibur Securities Ltd., 3.91%, 01/31/18 (e) (r)	2,180	2,142
Soho China Ltd., 7.13%, 11/07/22 (e)	600	593
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	3,220	3,472
Tenedora Nemak SA de CV, 5.50%, 02/28/23 (e) (r)	800	810
Theta Capital Pte Ltd., 7.00%, 05/16/19	895	967
Turkiye Halk Bankasi A/S, 4.88%, 07/19/17	970	1,021
Ukreximbank Via Biz Finance Plc, 8.38%, 04/27/15	580	589
Wharf Finance Ltd., 4.63%, 02/08/17	960	1,040
		181,709
HEALTH CARE - 0.1%
CFR International SpA
5.13%, 12/06/22	380	391
5.13%, 12/06/22 (e) (r)	950	976
		1,367
INDUSTRIALS - 2.7%
Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19 (r)	3,400	3,697
COSCO Finance 2011 Ltd., 4.00%, 12/03/22	1,200	1,211
Global A&T Electronics Ltd., 10.00%, 02/01/19 (e) (r)	1,075	1,150
Grupo KUO SAB De CV, 6.25%, 12/04/22 (e) (r)	660	708
Hainan Airlines Hong Kong Co. Ltd., 3.63%, 02/07/20	1,340	1,369
Metropolitan Light International Ltd., 5.25%, 01/17/18	1,260	1,261
Noble Group Ltd., 6.75%, 01/29/20	1,680	1,882
SM Investments Corp., 5.50%, 10/13/17	2,000	2,125
Sparkle Assets Ltd., 6.88%, 01/30/20	700	688
Transnet SOC Ltd.
9.25%, 11/14/17, ZAR	4,000	476
10.50%, 09/17/20, ZAR	17,000	2,159
10.80%, 11/06/23, ZAR	7,000	921
8.90%, 11/14/27, ZAR	72,000	8,108
		25,755
MATERIALS - 1.5%
Cementos Pacasmayo SAA, 4.50%, 02/08/23 (r)	430	413
Cemex Finance LLC, 9.38%, 10/12/22 (e) (r)	3,030	3,522
Eldorado Gold Corp., 6.13%, 12/15/20 (r)	2,370	2,459
Ferrexpo Finance Plc, 7.88%, 04/07/16	320	319
Fosun International Ltd., 7.50%, 05/12/16	690	726
Grupo Cementos de Chihuahua SAB de CV, 8.13%, 02/08/20 (r)	720	772
Metinvest BV
10.25%, 05/20/15	100	106
8.75%, 02/14/18	1,400	1,432
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18 (r)	1,430	1,425
Sociedad Quimica y Minera de Chile SA, 3.63%, 04/03/23 (r)	1,770	1,754
Volcan Cia Minera SAA, 5.38%, 02/02/22	1,100	1,166
		14,094
TELECOMMUNICATION SERVICES - 2.7%
Altice Financing SA, 7.88%, 12/15/19	200	218
America Movil SAB de CV
6.45%, 12/05/22, MXN	24,500	2,085
8.46%, 12/18/36, MXN	18,100	1,677
Bharti Airtel International Netherlands BV, 5.13%, 03/11/23 (r)	3,150	3,163
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (e)	800	802
Digicel Group Ltd., 8.25%, 09/30/20	3,260	3,456
Empresa de Telecomunicaciones de Bogota, 7.00%, 01/17/23 (r), COP	2,208,000	1,282
MTS International Funding Ltd., 8.63%, 06/22/20	2,830	3,594
PCCW Capital No 4 Ltd., 5.75%, 04/17/22	950	1,056
TBG Global Pte Ltd., 4.63%, 04/03/18 (r)	325	326
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22 (r)	800	866
VimpelCom Holdings BV
5.20%, 02/13/19 (r)	1,090	1,094
7.50%, 03/01/22	5,540	6,165
		25,784
UTILITIES - 1.9%
AES El Salvador Trust II, 6.75%, 03/28/23 (r)	900	908
AES Gener SA, 5.25%, 08/15/21	1,490	1,655
Cheung Kong Infrastructure Holdings Ltd., 7.00%, (callable at 100 beginning 02/27/14) (m)	925	958
E.CL SA, 5.63%, 01/15/21	1,980	2,230

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Empresa de Energia de Bogota SA, 6.13%, 11/10/21 (e) (r)	3,740	4,170
Empresas Publicas de Medellin ESP
7.63%, 07/29/19	930	1,138
8.38%, 02/01/21, COP	522,000	333
Energy Development Corp., 6.50%, 01/20/21	2,000	2,250
Israel Electric Corp. Ltd.
7.25%, 01/15/19 (e)	1,500	1,722
7.75%, 12/15/27	250	281
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32 (q)	830	878
SPI Australia Assets Pty Ltd., 3.30%, 04/09/23	2,340	2,291
		18,814
Total Corporate Bonds and Notes (cost $355,833)		362,945

GOVERNMENT AND AGENCY OBLIGATIONS - 59.3%
GOVERNMENT SECURITIES - 59.3%
Sovereign - 53.7%
AHML Finance Ltd., 7.75%, 02/13/18 (e) (r), RUB	217,400	7,021
Bank of Thailand, 3.42%, 08/18/13, THB	208,200	7,127
Bonos del Banco Central de Chile, 6.00%, 02/01/21, CLP	610,000	1,337
Bonos Tesoreria Pesos, 6.00%, 01/01/22, CLP	875,000	1,939
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28 (r)	1,120	1,232
Brazil Notas do Tesouro Nacional
10.00%, 01/01/14 - 01/01/23, BRL	87,678	45,051
6.00%, 08/15/40, BRL	4,331	6,194
Colombia Government International Bond, 9.85%, 06/28/27, COP	1,898,000	1,600
Colombia TES
9.25%, 05/14/14, COP	4,619,600	2,676
10.00%, 07/24/24, COP	2,546,700	1,968
Dominican Republic International Bond
14.00%, 10/18/19 (f) (q), DOP	24,730	617
16.95%, 02/04/22, DOP	155,900	4,732
14.50%, 02/10/23 (f) (r), DOP	56,000	1,378
18.50%, 02/04/28 (f) (r), DOP	149,800	4,300
Financing of Infrastrucural Projects State Enterprise, 9.00%, 12/07/17	780	807
Hungary Government Bond
8.00%, 02/12/15, HUF	2,595,040	11,561
7.75%, 08/24/15, HUF	1,539,100	6,893
6.75%, 02/24/17 - 11/24/17, HUF	2,163,900	9,573
5.50%, 12/20/18, HUF	411,200	1,713
6.50%, 06/24/19, HUF	101,000	440
7.00%, 06/24/22, HUF	453,800	1,995
Indonesia Government Bond
7.38%, 09/15/16, IDR	59,070,000	6,556
15.00%, 07/15/18, IDR	18,617,000	2,772
10.50%, 08/15/30, IDR	106,000	15
Israel Government Bond, 4.25%, 03/31/23, ILS	42,000	11,861
Ivory Coast Government International Bond, 5.75%, 12/31/32 (e)	9,369	8,666
Malaysia Government Bond
4.01%, 09/15/17, MYR	10,840	3,623
3.31%, 10/31/17, MYR	12,600	4,092
3.58%, 09/28/18, MYR	29,975	9,827
4.38%, 11/29/19, MYR	34,900	11,932
4.16%, 07/15/21, MYR	48,275	16,300
Mexico Bonos
6.25%, 06/16/16, MXN	87,859	7,489
5.00%, 06/15/17, MXN	67,567	5,551
6.50%, 06/09/22, MXN	52,495	4,731
7.50%, 06/03/27, MXN	27,243	2,672
7.75%, 05/29/31 - 11/13/42, MXN	73,467	7,370
10.00%, 11/20/36, MXN	15,304	1,897
8.50%, 11/18/38, MXN	10,738	1,173
Nigeria Government Bond, 16.00%, 06/29/19, NGN	640,600	4,938
Peru Government Bond, 9.91%, 05/05/15, PEN	750	340
Peru Government International Bond
4.40%, 09/12/13, PEN	649	252
7.84%, 08/12/20 - 08/12/20, PEN	47,050	22,887
5.20%, 09/12/23, PEN	5,057	2,125
8.20%, 08/12/26, PEN	170	92
6.95%, 08/12/31, PEN	3,780	1,817
6.85%, 02/12/42, PEN	4,290	2,077
Philippine Government Bond, 4.95%, 01/15/21, PHP	112,000	3,135
Philippine Government International Bond
3.90%, 11/26/22, PHP	50,000	1,335
6.25%, 01/14/36, PHP	34,000	1,107
Poland Government Bond
3.75%, 04/25/18, PLN	24,100	7,518
5.25%, 10/25/20, PLN	12,900	4,373
5.75%, 10/25/21 - 09/23/22, PLN	36,300	12,731
4.00%, 10/25/23, PLN	16,800	5,187
Republic of Costa Rica
11.13%, 03/28/18 (f) (q), CRC	1,030,300	2,353
9.20%, 03/27/19 (f) (q), CRC	515,100	1,082
Republic of Paraguay, 4.63%, 01/25/23 (r)	2,010	2,018
Romania Government Bond, 5.90%, 07/26/17, RON	18,700	5,487
Russia Government Bond
7.35%, 01/20/16, RUB	382,900	12,724
6.20%, 01/31/18, RUB	516,050	16,552
7.50%, 03/15/18 - 02/27/19, RUB	620,900	21,016
7.60%, 07/20/22, RUB	357,100	12,016
7.00%, 01/25/23, RUB	67,000	2,154
8.15%, 02/03/27, RUB	537,625	18,653
7.05%, 01/19/28, RUB	44,000	1,387
Slovenia Government International Bond
5.50%, 10/26/22 (r)	1,630	1,561
5.50%, 10/26/22	1,770	1,695
South Africa Government Bond
10.50%, 12/21/26, ZAR	59,975	8,250
7.00%, 02/28/31, ZAR	34,500	3,431
6.25%, 03/31/36, ZAR	29,410	2,563
Thailand Government Bond
5.25%, 05/12/14, THB	102,800	3,605
3.63%, 05/22/15 - 06/16/23, THB	343,835	11,919
3.13%, 12/11/15, THB	126,300	4,338
3.25%, 06/16/17, THB	90,800	3,125
3.88%, 06/13/19, THB	42,600	1,504
3.65%, 12/17/21, THB	123,600	4,286
3.58%, 12/17/27, THB	106,900	3,557
Turkey Government Bond
9.00%, 03/05/14 - 03/08/17, TRY	26,560	15,667
11.00%, 08/06/14, TRY	5,775	3,390
7.50%, 09/24/14, TRY	32,340	18,187
6.50%, 01/07/15, TRY	54,970	30,482
9.50%, 01/12/22, TRY	1,890	1,214
Ukraine Government International Bond
8.38%, 11/03/17	1,250	1,267
7.80%, 11/28/22 (e) (r)	3,600	3,645
Venezuela Government International Bond
9.00%, 05/07/23	230	220
9.25%, 09/15/27 - 05/07/28	3,100	3,045
11.95%, 08/05/31	1,830	2,059
9.38%, 01/13/34	100	96
		521,143

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Treasury Inflation Index Securities - 4.0%
Banco Central de Chile en Unidados de Fomento Inflation Indexed Bond, 3.00%, 03/01/22 (s), CLP	387,728	853
Brazil Notas do Tesouro Nacional Inflation Indexed Note, 6.00%, 08/15/16 - 05/15/17 (s), BRL	9,305	11,605
Colombian TES Inflation Indexed Bond, 4.75%, 02/23/23 (s), COP	1,628,425	1,099
Mexico Government Inflation Indexed Bond, 4.00%, 11/15/40 (s), MXN	20,385	2,246
Poland Government Treasury Inflation Indexed Bond
3.00%, 08/24/16 (n), PLN	38,456	12,327
2.75%, 08/25/23 (n), PLN	8,823	2,937
Tesoreria General de la Republica Inflation Indexed Note, 3.00%, 01/01/15 (s), CLP	950,349	2,026
Thailand Government Inflation Indexed Bond, 1.20%, 07/14/21 (s), THB	154,201	5,438
		38,531
U.S. Treasury Securities - 1.6%
U.S. Treasury Note, 0.75%, 03/31/18 (o)	15,400	15,381

Total Government and Agency Obligations (cost $569,809)		575,055

OTHER EQUITY INTERESTS - 0.1%
Wind Acquisition Finance SA, 11.75%, 07/15/17 (r) (u)	1,140	1,208

Total Other Equity Interests (cost $1,183)		1,208

SHORT TERM INVESTMENTS - 8.1%
Investment Company - 3.6%
JNL Money Market Fund, 0.03% (a) (h)	35,190	35,190
Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	33,016	33,016
Treasury Securities - 1.1%
Mexico Cetes, 0.34%, 04/04/13, MXN	68,004	5,503
Mexico Cetes, 0.31%, 06/27/13, MXN	59,486	4,754
		10,257
Total Short Term Investments (cost $78,056)		78,463

Total Investments - 105.0% (cost $1,004,881)		1,017,671
Other Assets and Liabilities, Net - (5.0%)		(48,468)
Total Net Assets - 100.0%		$969,203

JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 10.6%
Aaron’s Inc.	9	$254
American Axle & Manufacturing Holdings Inc. (c)	23	309
AutoZone Inc. (c)	21	8,257
Brunswick Corp.	7	254
Carter’s Inc. (c)	4	208
Charter Communications Inc. - Class A (c)	33	3,470
Chipotle Mexican Grill Inc. - Class A (c)	25	8,206
Cinemark Holdings Inc.	8	227
Delphi Automotive Plc	183	8,116
Dick’s Sporting Goods Inc.	3	131
GNC Holdings Inc. - Class A	5	209
Group 1 Automotive Inc.	4	242
HanesBrands Inc. (c)	6	292
Lennar Corp. - Class A (e)	10	429
Liberty Interactive Corp. - Interactive Class A (c)	527	11,275
Macy’s Inc.	273	11,404
Meritage Homes Corp. (c)	5	215
MGM Resorts International (c)	815	10,723
Mohawk Industries Inc. (c) (e)	3	383
OfficeMax Inc.	16	180
PetSmart Inc.	67	4,167
Polaris Industries Inc.	3	245
PVH Corp.	92	9,839
Sally Beauty Holdings Inc. (c)	6	177
Scripps Networks Interactive Inc.	102	6,545
Service Corp. International	27	449
Starwood Hotels & Resorts Worldwide Inc.	122	7,760
Steven Madden Ltd. (c)	9	367
Toll Brothers Inc. (c)	296	10,135
TRW Automotive Holdings Corp. (c)	111	6,081
Ulta Salon Cosmetics & Fragrance Inc. (c)	4	287
Whirlpool Corp.	101	11,932
		122,768
CONSUMER STAPLES - 4.5%
Church & Dwight Co. Inc.	145	9,347
Coca-Cola Enterprises Inc.	284	10,489
Constellation Brands Inc. - Class A (c)	384	18,304
Hain Celestial Group Inc. (c) (e)	111	6,785
Monster Beverage Corp. (c)	138	6,606
		51,531
ENERGY - 9.5%
Approach Resources Inc. (c) (e)	20	494
Cameron International Corp. (c)	230	14,974
Concho Resources Inc. (c)	105	10,211
Dril-Quip Inc. (c)	5	476
Forum Energy Technologies Inc.	20	589
HollyFrontier Corp.	207	10,650
Lufkin Industries Inc. (e)	4	291
Marathon Petroleum Corp.	183	16,426
Oil States International Inc. (c)	78	6,370
Peabody Energy Corp.	185	3,917
Pioneer Natural Resources Co.	69	8,554
Range Resources Corp.	141	11,433
Rex Energy Corp. (c)	21	350
Rosetta Resources Inc. (c)	10	482
Southwestern Energy Co. (c)	318	11,850
Tesoro Corp.	214	12,535
		109,602
FINANCIALS - 28.6%
Alexandria Real Estate Equities Inc.	162	11,473
Alterra Capital Holdings Ltd.	7	225
American Campus Communities Inc.	8	375
American Equity Investment Life Holding Co.	61	902
Ameriprise Financial Inc.	66	4,884
Ares Capital Corp.	17	299
AvalonBay Communities Inc.	125	15,801
BancorpSouth Inc. (e)	12	200
Bank of the Ozarks Inc.	11	476
BOK Financial Corp.	6	374
Camden Property Trust	101	6,930
CBL & Associates Properties Inc.	17	404
CIT Group Inc. (c)	279	12,117
Cullen/Frost Bankers Inc. (e)	6	377
Digital Realty Trust Inc. (e)	163	10,882
DuPont Fabros Technology Inc. (e)	17	419

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
E*TRADE Financial Corp. (c)	21	225
East West Bancorp Inc.	18	450
Eaton Vance Corp.	7	284
Everest Re Group Ltd.	119	15,501
Extra Space Storage Inc.	8	321
First Cash Financial Services Inc. (c)	4	209
First Financial Bankshares Inc. (e)	4	185
First Republic Bank	191	7,371
Glacier Bancorp Inc.	17	325
Hartford Financial Services Group Inc.	519	13,394
Highwoods Properties Inc. (e)	10	410
Home Loan Servicing Solutions Ltd.	13	311
Invesco Ltd.	629	18,225
Kennedy-Wilson Holdings Inc.	18	277
Kimco Realty Corp.	510	11,433
Lazard Ltd. - Class A	142	4,860
Liberty Property Trust	316	12,549
LTC Properties Inc.	7	290
M&T Bank Corp. (e)	198	20,379
Maiden Holdings Ltd.	30	321
Markel Corp. (c) (e)	10	4,975
MarketAxess Holdings Inc.	2	86
MFA Financial Inc.	892	8,315
NASDAQ OMX Group Inc.	438	14,161
National Retail Properties Inc. (e)	8	287
Ocwen Financial Corp. (c)	13	493
PartnerRe Ltd.	101	9,433
Pebblebrook Hotel Trust	18	476
Post Properties Inc.	8	382
Principal Financial Group Inc.	567	19,304
PrivateBancorp Inc.	16	305
ProAssurance Corp.	13	615
PS Business Parks Inc.	6	457
Radian Group Inc. (e)	21	222
Raymond James Financial Inc.	7	308
Signature Bank (c)	7	553
Silver Bay Realty Trust Corp.	22	449
SLM Corp.	894	18,318
Solar Capital Ltd.	7	175
Sterling Financial Corp.	19	404
Stifel Financial Corp. (c) (e)	10	338
Tanger Factory Outlet Centers Inc.	269	9,742
Texas Capital Bancshares Inc. (c)	10	413
Two Harbors Investment Corp.	443	5,583
UMB Financial Corp.	6	292
Ventas Inc.	227	16,594
ViewPoint Financial Group	12	240
Walter Investment Management Corp. (c)	5	176
Webster Financial Corp.	16	386
Weingarten Realty Investors	14	432
Willis Group Holdings Plc	156	6,144
WR Berkley Corp.	333	14,758
XL Group Plc	508	15,386
Zions Bancorp	281	7,024
		330,684
HEALTH CARE - 8.1%
Aetna Inc.	393	20,108
Agilent Technologies Inc.	258	10,840
Allscripts-Misys Healthcare Solutions Inc. (c)	20	271
AmerisourceBergen Corp.	174	8,973
Boston Scientific Corp. (c)	1,873	14,632
Coventry Health Care Inc.	7	343
HealthSouth Corp. (c)	30	795
Hologic Inc. (c)	587	13,272
ICON Plc (c)	7	222
Life Technologies Corp. (c)	79	5,090
Mylan Inc. (c)	388	11,239
Myriad Genetics Inc. (c)	15	370
Orthofix International NV (c)	5	184
Team Health Holdings Inc. (c)	5	171
Vertex Pharmaceuticals Inc. (c)	127	6,964
		93,474
INDUSTRIALS - 11.3%
Acuity Brands Inc.	3	236
B/E Aerospace Inc. (c)	127	7,679
Belden Inc.	7	347
Carlisle Cos. Inc.	130	8,781
Crane Co.	8	419
Dover Corp.	153	11,139
Equifax Inc.	4	210
Flowserve Corp.	33	5,611
Fortune Brands Home & Security Inc. (c)	218	8,156
Graco Inc.	10	595
Hexcel Corp. (c)	9	275
Hubbell Inc. - Class B	79	7,630
Jacobs Engineering Group Inc. (c)	88	4,925
Kennametal Inc.	10	378
Landstar System Inc.	5	275
Lennox International Inc.	153	9,702
Lincoln Electric Holdings Inc.	54	2,934
Nordson Corp.	5	298
Owens Corning Inc. (c)	301	11,857
Pall Corp.	6	398
Quanta Services Inc. (c)	13	370
Robert Half International Inc.	6	238
Rockwell Automation Inc.	85	7,324
Rockwell Collins Inc.	45	2,862
Sensata Technologies Holding NV (c)	233	7,671
SPX Corp.	3	255
Stanley Black & Decker Inc.	136	11,040
Teledyne Technologies Inc. (c)	4	337
Timken Co.	183	10,366
Triumph Group Inc.	17	1,349
United Rentals Inc. (c)	4	218
Waste Connections Inc.	169	6,076
Watsco Inc.	2	205
WESCO International Inc. (c) (e)	5	376
West Corp. (c) (e)	20	378
		130,910
INFORMATION TECHNOLOGY - 10.3%
Adobe Systems Inc. (c)	208	9,029
Altera Corp.	468	16,586
Amphenol Corp. - Class A	81	6,040
Anixter International Inc.	8	586
Avago Technologies Ltd.	280	10,054
DST Systems Inc.	3	242
Fairchild Semiconductor International Inc. (c)	36	511
Fidelity National Information Services Inc.	258	10,240
IAC/InterActiveCorp.	7	292
Intersil Corp. - Class A	22	191
JDS Uniphase Corp. (c)	22	298
Juniper Networks Inc. (c)	647	11,992
Lam Research Corp. (c)	474	19,672
National Instruments Corp.	12	386
NetApp Inc. (c)	302	10,313
ON Semiconductor Corp. (c)	70	576
Polycom Inc. (c)	795	8,813
PTC Inc. (c)	456	11,615
Semtech Corp. (c)	17	589
SS&C Technologies Holdings Inc. (c)	15	437
Synopsys Inc. (c)	11	380
Teradyne Inc. (c)	21	346

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Verint Systems Inc. (c)	6	233
		119,421
MATERIALS - 5.8%
Ashland Inc.	1	55
Axiall Corp.	103	6,424
Carpenter Technology Corp.	217	10,709
Celanese Corp. - Class A	169	7,439
CF Industries Holdings Inc.	59	11,208
Cytec Industries Inc.	1	83
HB Fuller Co.	10	399
International Paper Co.	98	4,559
Methanex Corp.	5	189
Packaging Corp. of America	148	6,631
PolyOne Corp.	18	449
Reliance Steel & Aluminum Co.	141	10,066
Rock-Tenn Co. - Class A	5	507
Sealed Air Corp.	312	7,530
Steel Dynamics Inc.	20	312
Westlake Chemical Corp. (e)	3	238
WR Grace & Co. (c)	4	283
		67,081
UTILITIES - 9.5%
Allete Inc.	4	182
Calpine Corp. (c)	568	11,691
Cleco Corp.	8	356
CMS Energy Corp.	386	10,781
El Paso Electric Co.	8	268
IDACORP Inc.	7	338
Northeast Utilities	267	11,605
NorthWestern Corp.	4	170
NRG Energy Inc.	18	464
NV Energy Inc.	421	8,433
OGE Energy Corp.	102	7,171
PPL Corp.	465	14,566
Questar Corp.	300	7,291
SCANA Corp.	191	9,779
Sempra Energy	148	11,859
Southwest Gas Corp.	11	509
UNS Energy Corp.	6	291
Vectren Corp.	8	285
Westar Energy Inc.	13	417
Xcel Energy Inc.	468	13,899
		110,355
Total Common Stocks (cost $967,267)		1,135,826

SHORT TERM INVESTMENTS - 4.3%
Investment Company - 2.0%
JNL Money Market Fund, 0.03% (a) (h)	22,899	22,899
Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	26,999	26,999

Total Short Term Investments (cost $49,898)		49,898

Total Investments - 102.5% (cost $1,017,165)		1,185,724
Other Assets and Liabilities, Net - (2.5%)		(29,151)
Total Net Assets - 100.0%		$1,156,573

JNL/Goldman Sachs U.S. Equity Flex Fund
COMMON STOCKS - 117.7%
CONSUMER DISCRETIONARY - 14.8%
Amazon.com Inc. (c)	7	$1,811
Bed Bath & Beyond Inc. (c) (o)	42	2,691
CBS Corp. - Class B (o)	44	2,074
Chipotle Mexican Grill Inc. - Class A (c)	5	1,508
DIRECTV (c) (o)	20	1,144
General Motors Co. (c)	55	1,541
Lear Corp. (o)	21	1,165
Liberty Global Inc. (c)	42	3,091
Lowe’s Cos. Inc. (o)	67	2,534
MGM Resorts International (c) (o)	98	1,288
PVH Corp.	14	1,450
Viacom Inc. - Class B	35	2,158
		22,455
CONSUMER STAPLES - 12.8%
Anheuser-Busch InBev NV - ADR (o)	23	2,254
Coca-Cola Co. (o)	31	1,269
Constellation Brands Inc. - Class A (c)	66	3,145
Diageo Plc - ADR	13	1,584
Ingredion Inc.	16	1,185
Mondelez International Inc. - Class A	33	996
Monster Beverage Corp. (c)	39	1,843
Philip Morris International Inc.	22	2,050
Procter & Gamble Co. (o)	17	1,277
Wal-Mart Stores Inc. (o)	16	1,199
Walgreen Co.	53	2,541
		19,343
ENERGY - 11.1%
ConocoPhillips	13	764
Devon Energy Corp. (o)	55	3,107
Exxon Mobil Corp. (o)	72	6,518
Halliburton Co. (o)	68	2,752
Occidental Petroleum Corp.	21	1,622
Southwestern Energy Co. (c)	53	1,993
		16,756
FINANCIALS - 17.8%
American International Group Inc. (c)	36	1,388
American Tower Corp.	11	844
Bank of America Corp. (o)	225	2,743
Citigroup Inc.	63	2,804
Comerica Inc.	55	1,976
Hartford Financial Services Group Inc.	76	1,967
IntercontinentalExchange Inc. (c)	7	1,143
JPMorgan Chase & Co. (o)	69	3,294
Prudential Financial Inc. (o)	38	2,228
Simon Property Group Inc.	6	945
SLM Corp.	149	3,058
SunTrust Banks Inc. (o)	54	1,565
Travelers Cos. Inc. (o)	35	2,984
		26,939
HEALTH CARE - 15.2%
Aetna Inc.	51	2,606
Celgene Corp. (c)	3	312
CR Bard Inc.	20	2,044
Eli Lilly & Co.	25	1,432
Gilead Sciences Inc. (c)	44	2,135
Johnson & Johnson (o)	23	1,903
Merck & Co. Inc. (o)	116	5,119
Pfizer Inc. (o)	100	2,891
UnitedHealth Group Inc. (o)	42	2,380
Vertex Pharmaceuticals Inc. (c)	41	2,275
		23,097
INDUSTRIALS - 11.5%
Boeing Co. (o)	54	4,610
Deere & Co.	11	971
General Electric Co. (o)	251	5,799

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Masco Corp.	69	1,393
Norfolk Southern Corp.	16	1,228
Textron Inc. (o)	56	1,674
Waste Management Inc.	46	1,817
		17,492
INFORMATION TECHNOLOGY - 21.7%
Adobe Systems Inc. (c) (o)	46	1,982
Altera Corp. (o)	63	2,241
Apple Inc. (o)	13	5,947
Avago Technologies Ltd.	32	1,133
Cisco Systems Inc. (o)	46	965
EMC Corp. (c) (o)	198	4,737
Fidelity National Information Services Inc.	39	1,557
Google Inc. - Class A (c) (o)	6	4,879
Juniper Networks Inc. (c) (o)	78	1,455
Lam Research Corp. (c)	59	2,436
NetApp Inc. (c)	31	1,070
Oracle Corp.	46	1,499
PTC Inc. (c) (o)	42	1,078
QUALCOMM Inc.	30	1,995
		32,974
MATERIALS - 5.9%
Axiall Corp.	19	1,167
Carpenter Technology Corp.	26	1,266
Celanese Corp. - Class A	24	1,048
CF Industries Holdings Inc.	9	1,789
Eastman Chemical Co.	15	1,080
LyondellBasell Industries NV - Class A	20	1,239
Sealed Air Corp.	57	1,378
		8,967
TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc. (o)	116	4,257
UTILITIES - 4.1%
DTE Energy Co.	17	1,136
Duke Energy Corp.	19	1,350
Exelon Corp.	40	1,381
IDACORP Inc.	28	1,336
PPL Corp.	31	956
		6,159
Total Common Stocks (cost $156,202)		178,439

SHORT TERM INVESTMENTS - 2.5%
Investment Company - 2.5%
JNL Money Market Fund, 0.03% (a) (h)	3,829	3,829

Total Short Term Investments (cost $3,829)		3,829

Total Investments - 120.2% (cost $160,031)		182,268
Total Securities Sold Short - (20.4%) (proceeds $27,608)		(30,889)
Other Assets and Liabilities, Net - 0.2%		197
Total Net Assets - 100.0%		$151,576

SECURITIES SOLD SHORT - 20.4%
COMMON STOCKS - 20.4%
CONSUMER DISCRETIONARY - 3.0%
AutoNation Inc.	15	$672
Gannett Co. Inc.	34	734
Gap Inc.	18	649
Garmin Ltd.	11	368
New York Times Co. - Class A	63	613
Penske Auto Group Inc.	14	460
Regis Corp.	27	487
Time Warner Inc.	8	476
		4,459
CONSUMER STAPLES - 2.1%
Dean Foods Co.	51	922
Kimberly-Clark Corp.	10	992
Kroger Co.	20	661
Safeway Inc.	22	574
		3,149
ENERGY - 2.3%
Apache Corp.	11	857
Chevron Corp.	11	1,248
Murphy Oil Corp.	22	1,375
		3,480
FINANCIALS - 2.2%
ACE Ltd.	7	633
Federated Investors Inc. - Class B	30	714
FirstMerit Corp.	37	614
People’s United Financial Inc.	51	683
Valley National Bancorp	73	746
		3,390
HEALTH CARE - 0.5%
Zimmer Holdings Inc.	10	753

INDUSTRIALS - 2.8%
Caterpillar Inc.	12	1,071
Joy Global Inc.	10	586
Lockheed Martin Corp.	8	815
Northrop Grumman Systems Corp.	10	707
Precision Castparts Corp.	6	1,104
		4,283
INFORMATION TECHNOLOGY - 4.7%
Corning Inc.	73	977
Cree Inc.	11	598
FactSet Research Systems Inc.	12	1,089
Flextronics International Ltd.	127	859
International Business Machines Corp.	2	526
Lexmark International Inc. - Class A	30	789
Maxim Integrated Products Inc.	24	770
Micron Technology Inc.	76	758
SanDisk Corp.	15	804
		7,170
MATERIALS - 2.2%
Aluminum Corp. of China Ltd. - ADR - Class H	35	337
Huntsman Corp.	55	1,019
Kronos Worldwide Inc.	22	342
United States Steel Corp.	38	733
Valhi Inc.	60	957
		3,388
UTILITIES - 0.6%
Wisconsin Energy Corp.	19	817

Total Securities Sold Short - 20.4% (proceeds $27,608)		$30,889

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/Invesco Global Real Estate Fund
COMMON STOCKS - 97.5%
FINANCIALS - 97.5%
Real Estate Investment Trusts - 71.1%
Diversified - REITS - 15.4%
Activia Properties Inc.	1	$6,663
BGP Holdings Plc (c) (f)	5,552	—
British Land Co. Plc	1,545	12,791
Canadian REIT	131	5,789
CapitaCommercial Trust (e)	696	891
Corio NV	102	4,761
Derwent London Plc	147	4,814
Dexus Property Group	13,879	15,081
Gecina SA	62	7,240
Goodman Group	2,665	13,319
GPT Group	4,693	18,162
Hammerson Plc	1,169	8,761
Kenedix Realty Investment Corp.	1	6,512
Klepierre	172	6,782
Land Securities Group Plc	1,291	16,294
LEG Immobilien AG	162	8,706
Mercialys SA	168	3,439
Shaftesbury Plc	804	7,112
Stockland	4,150	15,839
Suntec REIT (e)	6,557	9,527
Unibail-Rodamco SE	134	31,203
United Urban Investment Corp.	3	4,963
Vornado Realty Trust	336	28,095
		236,744
Industrial - REITS - 2.7%
DCT Industrial Trust Inc.	1,234	9,129
ProLogis Inc.	833	33,320
		42,449
Office - REITS - 11.6%
Alexandria Real Estate Equities Inc.	181	12,852
Allied Properties REIT (e)	294	9,546
Boston Properties Inc.	97	9,775
Brandywine Realty Trust	381	5,659
Commonwealth Property Office Fund	3,814	4,415
Duke Realty Corp.	842	14,289
Great Portland Estates Plc	1,355	10,229
Hudson Pacific Properties Inc.	298	6,488
Japan Prime Realty Investment Corp.	2	8,308
Japan Real Estate Investment Corp.	1	19,218
Kilroy Realty Corp.	267	13,995
Nippon Building Fund Inc.	1	12,079
Orix J-REIT Inc.	3	4,656
Piedmont Office Realty Trust Inc.	866	16,955
SL Green Realty Corp.	319	27,430
Societe Immobiliere de Location pour l’Industrie et le Commerce	32	3,455
		179,349
Residential - REITS - 9.1%
Apartment Investment & Management Co.	358	10,982
AvalonBay Communities Inc.	198	25,075
Boardwalk Real Estate Investment Trust (e)	88	5,423
Canadian Apartment Properties REIT (e)	431	10,710
Equity Residential	378	20,809
Essex Property Trust Inc.	220	33,072
Mid-America Apartment Communities Inc.	118	8,122
UDR Inc.	1,075	26,002
		140,195
Retail - REITS - 17.7%
Acadia Realty Trust	393	10,902
Calloway REIT (e)	220	6,335
CapitaMall Trust	5,134	8,665
CBL & Associates Properties Inc.	523	12,352
CFS Retail Property Trust	3,582	7,508
DDR Corp. (e)	1,975	34,408
Equity One Inc.	345	8,267
Federation Centres Ltd.	6,264	15,392
Frasers Centrepoint Trust	301	519
Frontier Real Estate Investment Corp.	1	7,448
General Growth Properties Inc.	756	15,034
Link REIT	1,028	5,604
Macerich Co.	597	38,436
RioCan REIT (e)	291	7,953
Simon Property Group Inc.	383	60,802
Westfield Group	2,598	29,441
Westfield Retail Trust	1,174	3,696
		272,762
Specialized - REITS - 14.6%
Big Yellow Group Plc	539	2,907
CDL Hospitality Trusts	1,215	2,012
Chartwell Retirement Residences (e)	1,237	13,494
CubeSmart	995	15,727
GLP J-REIT	4	3,791
HCP Inc.	27	1,367
Health Care REIT Inc.	523	35,529
Healthcare Realty Trust Inc.	501	14,226
Healthcare Trust of America Inc. - Class A	121	1,424
Host Hotels & Resorts Inc.	1,889	33,042
Industrial & Infrastructure Fund Investment Corp.	1	6,669
Public Storage	140	21,279
Senior Housing Properties Trust	761	20,408
Starwood Hotels & Resorts Worldwide Inc.	67	4,282
Ventas Inc.	667	48,822
		224,979
Real Estate Management & Development - 26.4%
Real Estate Operating Companies - 21.9%
Brookfield Properties Corp.	485	8,326
CapitaLand Ltd.	5,961	17,050
CapitaMalls Asia Ltd.	6,557	10,878
China Resources Land Ltd.	978	2,742
Global Logistic Properties Ltd.	5,515	11,712
GSW Immobilien AG	231	9,136
Henderson Land Development Co. Ltd.	2,902	19,906
Hongkong Land Holdings Ltd.	2,745	20,395
Hysan Development Co. Ltd.	2,393	12,114
Keppel Land Ltd.	1,555	4,960
Kerry Properties Ltd.	1,784	7,939
Mitsui Fudosan Co. Ltd.	1,956	55,858
New World Development Ltd.	9,252	15,724
Norwegian Property ASA	2,404	3,775
Pebblebrook Hotel Trust	305	7,866
Retail Opportunity Investments Corp.	512	7,167
Shimao Property Holdings Ltd. (e)	4,457	8,593
Sino Land Co.	5,546	9,440
Sumitomo Realty & Development Co. Ltd. (e)	906	35,295
Sun Hung Kai Properties Ltd.	1,106	14,925
Swire Properties Ltd.	2,539	9,029
Tokyu Land Corp.	1,111	10,484
Unite Group Plc	999	4,881
Wharf Holdings Ltd.	3,170	28,350
		336,545
Real Estate Services - 4.5%
Castellum AB (e)	656	9,357
Conwert Immobilien Invest SE	346	3,780
Deutsche Wohnen AG	392	7,139
Fabege AB (e)	274	2,797
Mitsubishi Estate Co. Ltd.	1,310	37,109

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Sponda Oyj (e)	1,117	5,283
Wihlborgs Fastigheter AB	267	4,405
		69,870
Total Common Stocks (cost $1,327,659)		1,502,893

SHORT TERM INVESTMENTS - 7.9%
Investment Company - 2.5%
JNL Money Market Fund, 0.03% (a) (h)	37,436	37,436
Securities Lending Collateral - 5.4%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	83,507	83,507

Total Short Term Investments (cost $120,943)		120,943

Total Investments - 105.4% (cost $1,448,602)		1,623,836
Other Assets and Liabilities, Net - (5.4%)		(82,525)
Total Net Assets - 100.0%		$1,541,311

JNL/Invesco International Growth Fund
COMMON STOCKS - 89.9%
CONSUMER DISCRETIONARY - 21.2%
Adidas AG	137	$14,221
British Sky Broadcasting Group Plc	634	8,520
Compass Group Plc	1,499	19,184
Denso Corp.	148	6,275
Eutelsat Communications Group SA	170	6,006
Galaxy Entertainment Group Ltd. (c)	2,057	8,626
Grupo Televisa SAB - GDR	396	10,538
Hyundai Mobis	45	12,596
Informa Plc	897	7,194
Kingfisher Plc	1,862	8,161
Next Plc	125	8,288
Publicis Groupe SA	192	12,881
Reed Elsevier Plc	1,765	20,999
Sodexo SA	44	4,115
Toyota Motor Corp.	193	9,926
WPP Plc	694	11,084
		168,614
CONSUMER STAPLES - 9.7%
Anheuser-Busch InBev NV	155	15,434
British American Tobacco Plc	291	15,607
Fomento Economico Mexicano SAB de CV - ADR	52	5,899
Imperial Tobacco Group Plc	385	13,475
L’Oreal SA	25	3,946
Nestle SA	172	12,426
Unilever NV - CVA	246	10,083
		76,870
ENERGY - 8.1%
BG Group Plc	643	11,062
Canadian Natural Resources Ltd.	125	4,020
Cenovus Energy Inc.	247	7,658
CNOOC Ltd. (e)	3,635	6,990
Gazprom OAO - ADR	17	149
Gazprom OAO - ADR	387	3,306
Royal Dutch Shell Plc - Class B	250	8,328
Suncor Energy Inc.	456	13,657
WorleyParsons Ltd.	348	8,993
		64,163
FINANCIALS - 12.1%
Akbank T.A.S.	1,606	8,439
Allianz SE	43	5,800
Banco Bradesco SA - ADR (e)	888	15,119
Deutsche Boerse AG	99	6,014
Fairfax Financial Holdings Ltd.	21	8,134
Industrial & Commercial Bank of China - Class H	12,568	8,839
Investor AB - Class B	338	9,784
Julius Baer Group Ltd.	214	8,323
Kinnevik Investment AB - Class B	230	5,589
Swedbank AB - Class A (e)	374	8,530
UBS AG	258	3,961
United Overseas Bank Ltd.	444	7,320
		95,852
HEALTH CARE - 9.1%
CSL Ltd.	145	8,982
Fresenius Medical Care AG & Co. KGaA	105	7,110
Novartis AG (e)	127	9,052
Novo-Nordisk A/S	44	7,039
Roche Holding AG	65	15,114
Shire Plc	139	4,223
Smith & Nephew Plc	567	6,553
Teva Pharmaceutical Industries Ltd. - ADR	351	13,924
		71,997
INDUSTRIALS - 10.7%
ABB Ltd.	461	10,475
Brambles Ltd.	1,725	15,294
Canadian National Railway Co.	70	7,051
Deutsche Post AG	248	5,729
Fanuc Ltd.	57	8,715
Hutchison Whampoa Ltd.	802	8,385
Keppel Corp. Ltd.	1,129	10,230
Komatsu Ltd.	158	3,786
Schneider Electric SA	123	8,963
Volvo AB - Class B	460	6,722
		85,350
INFORMATION TECHNOLOGY - 12.4%
Amadeus IT Holding SA	396	10,725
Avago Technologies Ltd.	302	10,856
Baidu.com - ADR - Class A (c)	151	13,209
CGI Group Inc. - Class A (c) (e)	374	10,178
Keyence Corp.	33	10,249
NHN Corp.	38	9,284
SAP AG	233	18,704
Taiwan Semiconductor Manufacturing Co. Ltd.	2,463	8,251
Telefonaktiebolaget LM Ericsson - Class B	551	6,898
		98,354
MATERIALS - 4.4%
Agrium Inc. (e)	82	7,967
BHP Billiton Ltd.	199	6,795
Potash Corp. of Saskatchewan Inc. (e)	213	8,383
Syngenta AG	29	12,093
		35,238
TELECOMMUNICATION SERVICES - 1.4%
America Movil SAB de CV - ADR - Class L	234	4,912
China Mobile Ltd.	590	6,258
		11,170
UTILITIES - 0.8%
Centrica Plc	1,204	6,742

Total Common Stocks (cost $595,831)		714,350

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
PREFERRED STOCKS - 1.0%
CONSUMER DISCRETIONARY - 1.0%
Volkswagen AG	41	8,137

Total Preferred Stocks (cost $6,556)		8,137

SHORT TERM INVESTMENTS - 11.3%
Investment Company - 8.8%
JNL Money Market Fund, 0.03% (a) (h)	69,517	69,517
Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	20,012	20,012

Total Short Term Investments (cost $89,529)		89,529

Total Investments - 102.2% (cost $691,916)		812,016
Other Assets and Liabilities, Net - (2.2%)		(17,611)
Total Net Assets - 100.0%		$794,405

JNL/Invesco Large Cap Growth Fund
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 21.9%
Amazon.com Inc. (c)	58	$15,422
CBS Corp. - Class B	271	12,653
Chipotle Mexican Grill Inc. - Class A (c)	13	4,233
Comcast Corp. - Class A	260	10,924
DIRECTV (c)	467	26,437
DISH Network Corp. - Class A	1,013	38,386
Dollar General Corp. (c)	194	9,817
Gap Inc.	316	11,185
General Motors Co. (c)	629	17,503
Home Depot Inc.	64	4,467
Las Vegas Sands Corp.	187	10,557
Lowe’s Cos. Inc.	362	13,734
Macy’s Inc.	117	4,898
Prada SpA	1,004	10,247
Priceline.com Inc. (c)	38	25,977
Starbucks Corp.	131	7,440
Tesla Motors Inc. (c) (e)	149	5,637
Walt Disney Co.	160	9,066
		238,583
CONSUMER STAPLES - 2.9%
Anheuser-Busch InBev NV - ADR	117	11,696
Mondelez International Inc. - Class A	632	19,332
		31,028
ENERGY - 5.4%
Anadarko Petroleum Corp.	149	13,063
Cameron International Corp. (c)	42	2,727
Marathon Petroleum Corp.	76	6,806
Schlumberger Ltd.	173	12,942
Weatherford International Ltd. (c)	1,955	23,738
		59,276
FINANCIALS - 6.4%
ACE Ltd.	112	9,939
American Tower Corp.	278	21,412
Aon Plc - Class A	122	7,483
Capital One Financial Corp.	189	10,368
Citigroup Inc.	209	9,264
Goldman Sachs Group Inc.	73	10,798
		69,264
HEALTH CARE - 13.5%
Abbott Laboratories	138	4,891
Allergan Inc.	89	9,969
Amgen Inc.	131	13,412
Biogen Idec Inc. (c)	36	6,940
Celgene Corp. (c)	160	18,551
Cerner Corp. (c)	49	4,596
Express Scripts Holding Co. (c)	162	9,356
Gilead Sciences Inc. (c)	586	28,679
Intuitive Surgical Inc. (c)	5	2,691
Johnson & Johnson	122	9,987
Pfizer Inc.	926	26,713
Thermo Fisher Scientific Inc.	121	9,265
Zoetis Inc. - Class A (c)	62	2,062
		147,112
INDUSTRIALS - 12.6%
Boeing Co.	179	15,325
Cummins Inc.	168	19,440
Danaher Corp.	173	10,771
Expeditors International of Washington Inc.	287	10,231
Foster Wheeler AG (c)	388	8,856
General Electric Co.	1,229	28,420
Ingersoll-Rand Plc	198	10,872
JB Hunt Transport Services Inc.	130	9,687
Norfolk Southern Corp.	79	6,111
Union Pacific Corp.	30	4,340
United Technologies Corp.	143	13,323
		137,376
INFORMATION TECHNOLOGY - 29.3%
Apple Inc.	121	53,462
Applied Materials Inc.	716	9,649
Autodesk Inc. (c)	132	5,435
Baidu.com - ADR (c)	57	4,989
Check Point Software Technologies Ltd. (c)	80	3,738
Citrix Systems Inc. (c)	261	18,811
Cognizant Technology Solutions Corp. - Class A (c)	185	14,148
eBay Inc. (c)	321	17,389
EMC Corp. (c)	590	14,096
Facebook Inc. - Class A (c)	1,081	27,641
Google Inc. - Class A (c)	52	41,142
Maxim Integrated Products Inc.	369	12,064
Oracle Corp.	291	9,418
QUALCOMM Inc.	590	39,527
Salesforce.com Inc. (c)	110	19,618
Telefonaktiebolaget LM Ericsson - ADR - Class B	507	6,384
Visa Inc. - Class A	123	20,808
		318,319
MATERIALS - 2.3%
Monsanto Co.	160	16,912
Mosaic Co.	145	8,619
		25,531
TELECOMMUNICATION SERVICES - 2.6%
Sprint Nextel Corp. (c)	4,529	28,127

Total Common Stocks (cost $908,994)		1,054,616

SHORT TERM INVESTMENTS - 3.3%
Investment Company - 2.7%
JNL Money Market Fund, 0.03% (a) (h)	29,723	29,723

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	5,803	5,803

Total Short Term Investments (cost $35,526)		35,526

Total Investments - 100.2% (cost $944,520)		1,090,142
Other Assets and Liabilities, Net - (0.2%)		(1,826)
Total Net Assets - 100.0%		$1,088,316

JNL/Invesco Small Cap Growth Fund
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 14.6%
Brunswick Corp.	96	$3,285
Choice Hotels International Inc. (e)	71	2,985
Domino’s Pizza Inc.	93	4,790
DSW Inc. - Class A	65	4,176
Ethan Allen Interiors Inc. (e)	114	3,737
Group 1 Automotive Inc. (e)	62	3,715
Jack in the Box Inc. (c)	126	4,376
Life Time Fitness Inc. (c)	84	3,610
Monro Muffler Brake Inc. (e)	82	3,238
Penn National Gaming Inc. (c)	105	5,692
Pool Corp.	103	4,958
Ryland Group Inc.	98	4,068
Sinclair Broadcast Group Inc. - Class A	15	306
Steven Madden Ltd. (c)	68	2,925
Tenneco Inc. (c)	116	4,569
Tractor Supply Co.	42	4,342
TRW Automotive Holdings Corp. (c)	60	3,313
Under Armour Inc. - Class A (c)	62	3,155
Vitamin Shoppe Inc. (c)	59	2,888
WABCO Holdings Inc. (c)	56	3,952
		74,080
CONSUMER STAPLES - 2.2%
B&G Foods Inc.	119	3,634
Harris Teeter Supermarkets Inc.	72	3,063
Lancaster Colony Corp.	58	4,451
		11,148
ENERGY - 6.8%
Atwood Oceanics Inc. (c)	71	3,719
Berry Petroleum Co. - Class A	83	3,838
Dresser-Rand Group Inc. (c)	69	4,273
Dril-Quip Inc. (c)	51	4,445
Energen Corp.	68	3,549
Lufkin Industries Inc.	43	2,862
Oasis Petroleum Inc. (c)	121	4,603
Patterson-UTI Energy Inc.	184	4,393
Resolute Energy Corp. (c)	238	2,743
		34,425
FINANCIALS - 9.6%
Affiliated Managers Group Inc. (c)	32	4,939
Brown & Brown Inc.	146	4,664
Colonial Properties Trust	166	3,758
East West Bancorp Inc.	150	3,842
Greenhill & Co. Inc. (e)	62	3,320
HCC Insurance Holdings Inc.	101	4,239
Huntington Bancshares Inc.	415	3,069
PrivateBancorp Inc.	202	3,827
Prosperity Bancshares Inc.	79	3,750
SEI Investments Co.	152	4,374
Stifel Financial Corp. (c)	133	4,622
SVB Financial Group (c)	57	4,020
		48,424
HEALTH CARE - 17.2%
Acorda Therapeutics Inc. (c)	85	2,731
Amarin Corp. Plc - ADR (c) (e)	233	1,726
BioMarin Pharmaceutical Inc. (c)	63	3,938
Centene Corp. (c)	98	4,322
Chemed Corp.	61	4,847
Health Management Associates Inc. - Class A (c)	303	3,900
HMS Holdings Corp. (c)	95	2,575
Incyte Corp. (c) (e)	222	5,197
Insulet Corp. (c) (e)	114	2,936
Masimo Corp.	127	2,482
MEDNAX Inc. (c)	44	3,939
Meridian Bioscience Inc. (e)	100	2,291
Myriad Genetics Inc. (c)	145	3,695
NuVasive Inc. (c)	131	2,792
PAREXEL International Corp. (c)	146	5,768
PerkinElmer Inc.	99	3,314
Salix Pharmaceuticals Ltd. (c)	89	4,580
Seattle Genetics Inc. (c) (e)	141	5,005
Sirona Dental Systems Inc. (c)	50	3,707
STERIS Corp.	103	4,280
Techne Corp.	38	2,593
Thoratec Corp. (c)	98	3,664
United Therapeutics Corp. (c)	67	4,076
VCA Antech Inc. (c)	102	2,391
		86,749
INDUSTRIALS - 15.3%
Acuity Brands Inc.	57	3,927
AO Smith Corp.	66	4,855
Corrections Corp. of America	133	5,182
Crane Co.	71	3,977
Forward Air Corp.	92	3,423
Hexcel Corp. (c)	152	4,420
HUB Group Inc. - Class A (c)	108	4,157
ITT Corp.	84	2,392
Kirby Corp. (c)	59	4,546
Lincoln Electric Holdings Inc.	89	4,837
Lindsay Corp. (e)	51	4,503
MasTec Inc. (c)	134	3,920
Regal-Beloit Corp.	54	4,394
Tetra Tech Inc. (c)	150	4,568
TransDigm Group Inc.	33	5,061
Wabtec Corp.	47	4,822
Watsco Inc.	50	4,195
WESCO International Inc. (c)	59	4,307
		77,486
INFORMATION TECHNOLOGY - 25.6%
Alliance Data Systems Corp. (c)	23	3,679
Ansys Inc. (c)	58	4,743
Arris Group Inc. (c)	216	3,711
Aspen Technology Inc. (c)	214	6,924
Cadence Design Systems Inc. (c)	273	3,806
Cognex Corp.	81	3,416
CommVault Systems Inc. (c)	57	4,641
CoStar Group Inc. (c)	69	7,591
Cymer Inc. (c)	61	5,900
Dealertrack Technologies Inc. (c)	116	3,395
Informatica Corp. (c)	140	4,812
Interactive Intelligence Group (c)	84	3,741
IPG Photonics Corp. (e)	45	2,973
Littelfuse Inc.	62	4,199
Manhattan Associates Inc. (c)	98	7,245

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Mentor Graphics Corp.	212	3,823
MICROS Systems Inc. (c)	80	3,644
Microsemi Corp. (c)	163	3,769
MicroStrategy Inc. (c)	25	2,576
MKS Instruments Inc.	107	2,920
National Instruments Corp.	126	4,124
NetGear Inc. (c)	93	3,117
Power Integrations Inc.	97	4,201
PTC Inc. (c)	124	3,165
Semtech Corp. (c)	124	4,384
Silicon Laboratories Inc. (c)	83	3,413
SolarWinds Inc. (c)	102	6,050
SYNNEX Corp. (c)	90	3,345
Teradyne Inc. (c)	210	3,408
ValueClick Inc. (c)	231	6,837
		129,552
MATERIALS - 3.6%
Allied Nevada Gold Corp. (c)	34	565
Carpenter Technology Corp.	69	3,378
Detour Gold Corp. (c)	41	786
Intrepid Potash Inc.	88	1,656
Martin Marietta Materials Inc. (e)	38	3,906
Olin Corp.	158	3,986
Rockwood Holdings Inc.	61	3,990
		18,267
TELECOMMUNICATION SERVICES - 1.2%
SBA Communications Corp. (c)	83	5,956

UTILITIES - 0.8%
ITC Holdings Corp.	48	4,250

Total Common Stocks (cost $411,162)		490,337

SHORT TERM INVESTMENTS - 8.7%
Investment Company - 3.1%
JNL Money Market Fund, 0.03% (a) (h)	15,470	15,470
Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	28,468	28,468

Total Short Term Investments (cost $43,938)		43,938

Total Investments - 105.6% (cost $455,100)		534,275
Other Assets and Liabilities, Net - (5.6%)		(28,365)
Total Net Assets - 100.0%		$505,910

JNL/Ivy Asset Strategy Fund (v)
COMMON STOCKS - 63.9%
CONSUMER DISCRETIONARY - 29.8%
Amazon.com Inc. (c)	37	$9,780
Bayerische Motoren Werke AG	587	50,781
British Sky Broadcasting Group Plc	17	227
CBS Corp. - Class B	1,255	58,591
Comcast Corp. - Class A	6	235
Delta Topco Ltd. (f) (q)	59,271	36,810
Galaxy Entertainment Group Ltd. (c) (e)	20,534	86,107
Hyundai Motor Co.	341	68,851
Legend Pictures LLC (c) (f) (q) (x)	15	27,463
News Corp. - Class A	748	22,817
Prada SpA	3,616	36,894
Sands China Ltd. (e)	24,586	127,931
Starwood Hotels & Resorts Worldwide Inc.	588	37,486
Toyota Motor Corp.	4	222
Wynn Resorts Ltd. (o)	929	116,230
		680,425
CONSUMER STAPLES - 2.3%
Anheuser-Busch InBev NV - ADR	71	7,088
Philip Morris International Inc.	501	46,466
		53,554
ENERGY - 5.4%
ConocoPhillips (o)	1,125	67,613
Occidental Petroleum Corp.	262	20,525
Phillips 66	512	35,849
		123,987
FINANCIALS - 12.5%
ACE Ltd.	3	231
AIA Group Ltd.	19,363	85,132
American International Group Inc. (c)	704	27,337
Apollo Global Management LLC - Class A	658	14,233
Blackstone Group LP	1,380	27,292
BNP Paribas	4	216
Carlyle Group LP	382	11,568
China Minsheng Banking Corp. Ltd. - Class H	25,770	32,966
Citigroup Inc.	5	221
Credit Suisse Group AG	9	224
Goldman Sachs Group Inc.	2	235
ICICI Bank Ltd.	378	7,354
ING Groep NV - CVA (c)	29	209
JPMorgan Chase & Co.	5	223
KKR & Co. LP	977	18,879
Mitsubishi UFJ Financial Group Inc.	38	226
Mizuho Financial Group Inc.	102	219
Ping an Insurance Group Co. of China Ltd.	3,279	25,506
State Bank of India	214	8,201
Sumitomo Mitsui Financial Group Inc.	5	222
Wells Fargo & Co.	646	23,881
		284,575
HEALTH CARE - 1.4%
Amgen Inc.	2	246
Pfizer Inc.	895	25,827
UnitedHealth Group Inc.	95	5,435
		31,508
INDUSTRIALS - 2.7%
Boeing Co.	3	232
Caterpillar Inc.	330	28,717
Cummins Inc.	269	31,141
General Dynamics Corp.	3	233
Mitsui & Co. Ltd.	16	219
		60,542
INFORMATION TECHNOLOGY - 9.6%
Accenture Plc - Class A	3	236
Apple Inc.	92	40,611
ASML Holding NV	482	32,432
Baidu.com - ADR - Class A (c)	509	44,640
Canon Inc.	6	224
Cisco Systems Inc.	11	228
Cognizant Technology Solutions Corp. - Class A (c)	443	33,975
Google Inc. - Class A (c)	—	238
Intuit Inc.	391	25,656
Oracle Corp.	7	230
QUALCOMM Inc.	4	234
Tencent Holdings Ltd.	1,221	39,037
Texas Instruments Inc.	7	234
		217,975

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
MATERIALS - 0.2%
Dow Chemical Co.	14	442
LyondellBasell Industries NV - Class A	4	221
Monsanto Co.	2	243
Mosaic Co.	57	3,422
		4,328
Total Common Stocks (cost $1,213,821)		1,456,894

PURCHASED OPTIONS - 0.3%
EURO STOXX 50 Index Call Option, Strike Price EUR 2,700, Expiration 06/21/15, BOA	966	407
EURO STOXX 50 Index Call Option, Strike Price EUR 2,725, Expiration 06/21/13, BOA	485	162
EURO STOXX 50 Index Call Option, Strike Price EUR 2,750, Expiration 06/21/14, BOA	485	126
Goldman Sachs Group Inc. Call Option, Strike Price 165, Expiration 04/20/13, BCL	640	7
Halliburton Co. Call Option, Strike Price 44, Expiration 07/20/13, DUB	1,338	126
iShares MSCI EAFE Index Fund Call Option, Strike Price 61, Expiration 06/22/13, DUB	4,952	361
JPMorgan Chase & Co. Call Option, Strike Price 49, Expiration 04/20/13, GSI	2,558	79
National-Oilwell Varco Inc. Call Option, Strike Price 75, Expiration 05/18/13, DUB	764	95
Nikkei-225 Stock Average Call Option, Strike Price JPY 11,500, Expiration 04/12/13, CIT	258	2,508
S&P 500 Index Call Option, Strike Price 1,560, Expiration 06/22/13	586	2,285
Schlumberger Ltd. Call Option, Strike Price 85, Expiration 05/18/13, CIT	700	11
Volkswagen AG Preferred Call Option, Strike Price EUR 170, Expiration 06/21/13, CIT	125	24

Total Purchased Options (cost $4,663)		6,191

CORPORATE BONDS AND NOTES - 3.4%
CONSUMER DISCRETIONARY - 3.4%
Delta Topco Ltd., 10.00%, 11/24/16 (f) (q)	$49,006	49,006
Legendary Pictures Funding LLC, 8.00%, 03/15/18 (f) (q)	28,500	28,500

Total Corporate Bonds and Notes (cost $78,075)		77,506

PRECIOUS METALS - 8.3%
Gold Bullion	118,241	188,769

Total Precious Metals (cost $188,088)		188,769

SHORT TERM INVESTMENTS - 24.3%
Certificates of Deposit - 0.8%
Banco Estado de Chile
0.20%, 05/07/13	$10,000	10,000
0.24%, 05/15/13	7,300	7,301
		17,301
Commercial Paper - 20.7%
Abbott Laboratories
0.14%, 04/23/13	15,004	15,003
0.13%, 04/29/13	10,000	9,999
Air Liquide SA, 0.17%, 04/30/13	14,000	13,998
Air Products & Chemicals Inc.
0.09%, 04/03/13	15,000	15,000
0.11%, 04/09/13	20,000	19,999
American Honda Finance Corp.
0.15%, 04/16/13	10,000	9,999
0.11%, 04/19/13	10,000	9,999
0.15%, 05/28/13	6,000	5,999
Becton Dickinson and Co., 0.21%, 04/10/13	4,310	4,310
BHP Billiton Finance USA Ltd., 0.17%, 05/21/13	5,000	4,999
Campbell Soup Co.
0.19%, 05/20/13	10,000	9,997
0.19%, 05/21/13	7,000	6,998
Caterpillar Financial Services Corp.
0.15%, 05/09/13	9,604	9,602
0.12%, 05/24/13	5,010	5,009
0.12%, 05/25/13	10,000	9,998
Coca-Cola Co., 0.13%, 04/23/13	12,000	11,999
Danaher Corp., 0.13%, 04/24/13	10,000	9,999
Harley-Davidson Financial Services Inc.
0.30%, 04/16/13	11,000	10,999
0.26%, 04/19/13	10,000	9,999
Honeywell International Inc.
0.14%, 05/29/13	10,000	9,998
0.13%, 06/26/13	17,000	16,995
International Business Machines Corp., 0.06%, 04/03/13	25,000	25,000
Kellogg Co., 0.18%, 04/10/13	10,000	10,000
Kimberly Clark Worldwide Inc., 0.10%, 04/23/13	10,000	9,999
Kroger Co.
0.28%, 04/02/13	2,905	2,905
0.37%, 04/09/13	5,000	5,000
McCormick & Co. Inc.
0.15%, 04/03/13	10,000	10,000
0.21%, 05/31/13	8,000	7,997
McDonalds Corp., 0.09%, 04/24/13	10,000	9,999
PACCAR Financial Corp.
0.13%, 04/15/13	10,000	9,999
0.09%, 04/24/13	10,000	9,999
0.10%, 04/25/13	10,000	9,999
Pfizer Inc.
0.06%, 04/04/13	20,000	20,000
0.08%, 04/18/13	25,000	24,999
Roche Holdings Inc.
0.14%, 05/14/13	9,000	8,998
0.15%, 05/15/13	6,690	6,689
St. Jude Medical Inc.
0.25%, 04/03/13	9,000	9,000
0.25%, 04/15/13	10,000	9,999
Straight A Funding LLC, 0.17%, 04/10/13	10,000	10,000
Toronto Dominion Holdings USA. Inc., 0.16%, 05/21/13	10,000	9,998
Toyota Motor Credit Corp., 0.17%, 04/09/13	10,000	10,000
Virginia Electric and Power Co., 0.33%, 05/07/13	5,000	4,998
Wal-Mart Stores Inc.
0.08%, 04/10/13	15,000	15,000
0.11%, 05/22/13	10,000	9,998
		471,474
Federal Home Loan Bank - 0.9% (w)
Federal Home Loan Bank, 0.75%, 05/22/13	20,000	19,998
Federal Home Loan Mortgage Corp. - 0.4% (w)
Federal Home Loan Mortgage Corp., 0.08%, 04/08/13	10,000	10,000
Investment Company - 0.9%
JNL Money Market Fund, 0.03% (a) (h)	20,234	20,234
Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.24% (a)	7,481	7,481

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Treasury Securities - 0.3%
U.S. Treasury Bill, 0.07%, 04/25/13	$8,000	7,999

Total Short Term Investments (cost $554,488)		554,487

Total Investments - 100.2% (cost $2,039,135)		2,283,847
Other Assets and Liabilities, Net - (0.2%)		(4,800)
Total Net Assets - 100.0%		$2,279,047

JNL/JPMorgan International Value Fund
COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 8.8%
Bridgestone Corp.	135	$4,539
Honda Motor Co. Ltd.	254	9,774
InterContinental Hotels Group Plc	231	7,074
Kingfisher Plc	1,079	4,728
Nissan Motor Co. Ltd.	410	3,972
Pearson Plc	198	3,557
Renault SA	89	5,570
Sodexo SA	73	6,826
		46,040
CONSUMER STAPLES - 5.3%
British American Tobacco Plc	45	2,440
Japan Tobacco Inc.	167	5,335
Kirin Holdings Co. Ltd.	186	2,991
SABMiller Plc	110	5,778
Seven & I Holdings Co. Ltd.	185	6,128
Unilever NV - CVA	122	4,989
		27,661
ENERGY - 9.4%
China Shenhua Energy Co. Ltd. - Class H	1,137	4,148
ENI SpA	674	15,096
PetroChina Co. Ltd. - Class H	2,676	3,524
Repsol SA	306	6,215
Royal Dutch Shell Plc - Class A	497	16,123
Tullow Oil Plc	214	4,002
		49,108
FINANCIALS - 31.4%
African Bank Investments Ltd. (e)	495	1,633
Allianz SE	96	13,021
Australia & New Zealand Banking Group Ltd.	321	9,576
AXA SA	308	5,315
Barclays Plc	1,973	8,776
BNP Paribas	185	9,490
China Construction Bank Corp. - Class H	7,125	5,841
China Overseas Land & Investment Ltd. (e)	800	2,213
Credit Suisse Group AG (e)	185	4,857
Dai-Ichi Life Insurance Co. Ltd.	3	3,918
Daiwa House Industry Co. Ltd.	250	4,890
Danske Bank A/S (c)	234	4,192
Deutsche Boerse AG	70	4,248
Goodman Group (r)	696	3,481
HSBC Holdings Plc	1,887	20,133
ING Groep NV - CVA (c)	525	3,774
Intesa Sanpaolo SpA	2,220	3,271
Mitsubishi UFJ Financial Group Inc.	1,274	7,683
Mitsui Fudosan Co. Ltd.	244	6,968
Nordea Bank AB	219	2,482
ORIX Corp.	479	6,115
Sberbank of Russia - ADR	292	3,752
Societe Generale (c)	147	4,849
Sumitomo Mitsui Financial Group Inc.	292	11,983
Swiss Re AG	94	7,667
Wharf Holdings Ltd.	518	4,633
		164,761
HEALTH CARE - 9.1%
Bayer AG	92	9,551
Novartis AG	148	10,549
Otsuka Holdings Co. Ltd.	126	4,384
Roche Holding AG	23	5,368
Sanofi SA	176	17,902
		47,754
INDUSTRIALS - 10.1%
Cie de Saint-Gobain	144	5,336
European Aeronautic Defence & Space Co. NV	113	5,782
Experian Plc	146	2,534
Hutchison Whampoa Ltd.	802	8,385
Japan Airlines Co. Ltd.	88	4,076
Marubeni Corp.	442	3,384
Mitsubishi Heavy Industries Ltd.	638	3,691
Ruukki Group Oyj (c)	583	329
Schneider Electric SA	97	7,059
Sumitomo Corp.	390	4,938
Sumitomo Electric Industries Ltd.	304	3,736
Yamato Holdings Co. Ltd. (e)	219	3,965
		53,215
INFORMATION TECHNOLOGY - 6.6%
ASML Holding NV	71	4,804
Canon Inc.	223	8,181
Hitachi Ltd.	1,506	8,792
Samsung Electronics Co. Ltd.	3	4,225
Telefonaktiebolaget LM Ericsson - Class B	668	8,363
		34,365
MATERIALS - 5.9%
BASF SE	75	6,622
First Quantum Minerals Ltd.	158	3,011
Lafarge SA	87	5,783
Rio Tinto Plc	72	3,410
Solvay SA	57	7,778
UPM-Kymmene Oyj	376	4,201
		30,805
TELECOMMUNICATION SERVICES - 5.5%
Nippon Telegraph & Telephone Corp.	86	3,742
Telefonica SA	383	5,194
Telenor ASA	298	6,563
Vodafone Group Plc	4,713	13,375
		28,874
UTILITIES - 3.3%
Centrica Plc	920	5,153
Companhia Energetica de Minas Gerais - ADR (e)	220	2,607
GDF Suez	143	2,748
Iberdrola SA	912	4,265
Suez Environnement SA	182	2,315
		17,088
Total Common Stocks (cost $450,946)		499,671

PREFERRED STOCKS - 1.4%
CONSUMER DISCRETIONARY - 1.4%
Volkswagen AG	38	7,577

Total Preferred Stocks (cost $7,062)		7,577

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 5.7%
Investment Company - 3.2%
JNL Money Market Fund, 0.03% (a) (h)	16,744	16,744
Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	13,218	13,218

Total Short Term Investments (cost $29,962)		29,962

Total Investments - 102.5% (cost $487,970)		537,210
Other Assets and Liabilities, Net - (2.5%)		(13,176)
Total Net Assets - 100.0%		$524,034

JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 20.7%
Discovery Communications Inc. - Class A (c)	79	$6,236
GNC Holdings Inc. - Class A	172	6,768
Harley-Davidson Inc.	199	10,585
Lululemon Athletica Inc. (c) (e)	100	6,229
Madison Square Garden Inc. - Class A (c)	84	4,844
Marriott International Inc. - Class A	262	11,060
Michael Kors Holdings Ltd. (c)	178	10,092
Mohawk Industries Inc. (c)	56	6,289
O’Reilly Automotive Inc. (c)	137	14,039
PetSmart Inc.	79	4,918
Ross Stores Inc.	97	5,886
Sally Beauty Holdings Inc. (c)	155	4,551
Tesla Motors Inc. (c) (e)	121	4,589
Tractor Supply Co.	87	9,080
Under Armour Inc. - Class A (c)	99	5,059
Urban Outfitters Inc. (c)	196	7,601
Williams-Sonoma Inc.	145	7,481
Wynn Resorts Ltd.	51	6,421
		131,728
CONSUMER STAPLES - 0.6%
WhiteWave Foods Co. - Class A (c) (e)	241	4,112

ENERGY - 5.4%
Cabot Oil & Gas Corp. - Class A	78	5,267
Cameron International Corp. (c)	91	5,947
Concho Resources Inc. (c)	98	9,548
Oceaneering International Inc.	104	6,907
Range Resources Corp.	80	6,467
		34,136
FINANCIALS - 9.3%
Artisan Partners Asset Management Inc. - Class A	28	1,093
Axis Capital Holdings Ltd.	144	6,001
Blackstone Group LP	391	7,740
Lazard Ltd. - Class A	152	5,185
M&T Bank Corp. (e)	66	6,850
Moody’s Corp.	189	10,099
ProLogis Inc.	128	5,101
Signature Bank (c)	77	6,057
T. Rowe Price Group Inc.	150	11,233
		59,359
HEALTH CARE - 16.1%
Actavis Inc. (c)	88	8,106
Agilent Technologies Inc.	246	10,304
Alexion Pharmaceuticals Inc. (c)	43	3,962
Brookdale Senior Living Inc. (c)	256	7,123
Bruker Corp. (c)	261	4,977
DaVita HealthCare Partners Inc. (c)	43	5,064
Health Net Inc. (c)	156	4,450
Humana Inc.	103	7,139
Illumina Inc. (c) (e)	116	6,242
Onyx Pharmaceuticals Inc. (c)	89	7,873
Regeneron Pharmaceuticals Inc. (c)	46	8,062
Sirona Dental Systems Inc. (c)	104	7,690
Thoratec Corp. (c)	159	5,974
Valeant Pharmaceuticals International Inc. (c)	134	10,068
Vertex Pharmaceuticals Inc. (c)	90	4,970
		102,004
INDUSTRIALS - 20.8%
Acuity Brands Inc.	92	6,401
Air Lease Corp. - Class A (e)	155	4,545
Canadian Pacific Railway Ltd. (e)	64	8,402
Carlisle Cos. Inc.	159	10,785
Delta Air Lines Inc. (c)	332	5,475
Flowserve Corp.	31	5,115
Fluor Corp.	116	7,694
Fortune Brands Home & Security Inc. (c)	190	7,093
Generac Holdings Inc.	124	4,382
JB Hunt Transport Services Inc.	148	11,008
Kirby Corp. (c)	100	7,688
MSC Industrial Direct Co. - Class A	131	11,211
Nielsen Holdings NV	186	6,659
Pall Corp.	147	10,071
Rockwell Automation Inc.	109	9,421
Stericycle Inc. (c)	82	8,660
Wabtec Corp.	75	7,669
		132,279
INFORMATION TECHNOLOGY - 20.0%
Akamai Technologies Inc. (c)	103	3,642
Alliance Data Systems Corp. (c) (e)	75	12,142
Amphenol Corp. - Class A	141	10,496
Aruba Networks Inc. (c) (e)	270	6,687
Avago Technologies Ltd.	304	10,902
Citrix Systems Inc. (c)	91	6,545
CoreLogic Inc. (c)	197	5,084
F5 Networks Inc. (c)	58	5,131
FleetCor Technologies Inc. (c)	167	12,827
KLA-Tencor Corp.	131	6,914
LinkedIn Corp. - Class A (c)	39	6,919
OpenTable Inc. (c) (e)	104	6,525
Palo Alto Networks Inc. (c) (e)	96	5,411
Red Hat Inc. (c)	118	5,956
SolarWinds Inc. (c)	75	4,415
Splunk Inc. (c)	106	4,231
Workday Inc. - Class A (c) (e)	84	5,195
Xilinx Inc.	202	7,706
		126,728
MATERIALS - 5.1%
PPG Industries Inc.	85	11,412
Sherwin-Williams Co.	85	14,406
WR Grace & Co. (c)	83	6,457
		32,275
Total Common Stocks (cost $522,338)		622,621

SHORT TERM INVESTMENTS - 11.9%
Investment Company - 1.7%
JNL Money Market Fund, 0.03% (a) (h)	10,549	10,549

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Securities Lending Collateral - 10.2%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	65,128	65,128

Total Short Term Investments (cost $75,677)		75,677

Total Investments - 109.9% (cost $598,015)		698,298
Other Assets and Liabilities, Net - (9.9%)		(63,056)
Total Net Assets - 100.0%		$635,242

JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.5%
ACE Securities Corp. REMIC, 0.46%, 02/25/31 (i)	$150	$131
BB-UBS Trust REMIC, 2.89%, 06/05/30 (r)	8,000	8,005
Commercial Mortgage Pass-Through Certificates Interest Only REMIC, 1.97%, 08/15/45 (i)	17,888	2,252
CompuCredit Acquired Portfolio Voltage Master Trust, 0.37%, 09/17/18 (i) (q)	89	88
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	50	53
Countrywide Alternative Loan Trust REMIC
0.41%, 07/20/46 (i)	838	452
0.40%, 12/20/46 (i)	1,200	770
Countrywide Home Equity Loan Trust, 0.49%, 02/15/34 (i)	446	332
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	927	953
FDIC Structured Sale Guaranteed Notes REMIC, 1.84%, 04/25/31 (i) (r)	2,197	2,221
IndyMac Seconds Asset Backed Trust REMIC, 0.46%, 06/25/36 (i) (q)	874	182
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,850
MASTR Adjustable Rate Mortgages Trust REMIC, 2.30%, 02/25/34 (i)	625	620
Morgan Stanley Capital I Trust REMIC, 4.05%, 07/15/49	1,697	1,888
Morgan Stanley Mortgage Loan Trust REMIC, 2.66%, 10/25/34 (i)	508	502
NCUA Guaranteed Notes Trust REMIC, 1.60%, 10/29/20	1,817	1,847
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	4,027	4,230
Provident Funding Mortgage Loan Trust REMIC, 2.98%, 10/25/35 (i)	304	300
Residential Funding Mortgage Securities Inc. Trust REMIC, 5.50%, 02/25/35	3,193	3,238
SACO I Inc. REMIC, 0.46%, 06/25/36 (i) (q)	251	140
Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (i) (r)	2,793	2,893
Structured Asset Mortgage Investments Inc. REMIC, 0.41%, 08/25/36 (i)	1,149	815
UBS-BAMLL Trust REMIC, 3.66%, 06/10/30 (r)	4,560	4,737
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	2,221	2,666
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 04/25/22	1,393	1,438
Wells Fargo Re-REMIC Trust, 1.75%, 08/20/21 (f) (r)	5,559	5,564
Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.38%, 03/15/44 (r)	4,750	5,356
Total Non-U.S. Government Agency Asset-Backed Securities (cost $54,505)		54,523

CORPORATE BONDS AND NOTES - 2.4%
CONSUMER STAPLES - 0.1%
Kimberly-Clark Corp., 2.40%, 03/01/22	700	703
PepsiCo Inc., 3.00%, 08/25/21 (e)	782	821
		1,524
ENERGY - 0.1%
Occidental Petroleum Corp., 3.13%, 02/15/22 (e)	666	700
Phillips 66, 4.30%, 04/01/22	912	1,001
		1,701
FINANCIALS - 1.7%
Bank of America Corp., 5.70%, 01/24/22	1,490	1,745
Bank of New York Mellon Corp., 3.55%, 09/23/21	3,850	4,167
Berkshire Hathaway Inc., 3.40%, 01/31/22	1,619	1,706
Citigroup Inc., 4.50%, 01/14/22 (e)	3,028	3,366
Goldman Sachs Group Inc., 5.75%, 01/24/22	840	977
PNC Funding Corp., 2.70%, 09/19/16 (e)	1,400	1,474
Toyota Motor Credit Corp., 3.40%, 09/15/21	5,500	5,893
U.S. Bancorp, 3.00%, 03/15/22	1,715	1,768
Wells Fargo & Co., 1.50%, 07/01/15	4,639	4,716
		25,812
INDUSTRIALS - 0.1%
ABB Finance USA Inc., 2.88%, 05/08/22	571	579
Lockheed Martin Corp., 3.35%, 09/15/21	984	1,033
		1,612
INFORMATION TECHNOLOGY - 0.2%
Hewlett-Packard Co., 4.05%, 09/15/22 (e)	1,935	1,953
Intel Corp., 3.30%, 10/01/21 (e)	1,279	1,342
		3,295
TELECOMMUNICATION SERVICES - 0.1%
Nippon Telegraph & Telephone Corp., 1.40%, 07/18/17	1,067	1,073

UTILITIES - 0.1%
Florida Power Corp., 3.10%, 08/15/21 (e)	1,203	1,274
Virginia Electric and Power Co., 2.95%, 01/15/22 (e)	870	912
		2,186

Total Corporate Bonds and Notes (cost $35,059)		37,203

GOVERNMENT AND AGENCY OBLIGATIONS - 89.4%
GOVERNMENT SECURITIES - 38.6%
Federal Farm Credit Bank - 1.1% (w)
Federal Farm Credit Bank
5.30%, 12/23/24	6,800	8,733
5.75%, 12/07/28	7,000	9,540
		18,273
Federal Home Loan Bank - 1.1% (w)
Federal Home Loan Bank
4.88%, 05/17/17	10,000	11,710
5.25%, 12/11/20	4,500	5,654
		17,364
Federal National Mortgage Association - 3.9% (w)
Federal National Mortgage Association
5.41%, 10/09/19	29,000	25,700

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Principal Only, 0.00%, 11/15/20 - 03/23/28 (j)	13,000	10,079
REMIC, 2.50%, 01/25/42	24,279	24,902
		60,681
Sovereign - 3.9%
Financing Corp. Fico, 2.89%, 04/05/19	5,000	4,538
Israel Government AID Bond
0.00%,09/15/19 (j)	20,000	18,231
5.26%, 11/01/21	10,000	8,331
Province of Saskatchewan Canada, 9.38%, 12/15/20	1,500	2,222
Residual Funding Corp. Principal Strip, 0.00%, 10/15/19 - 01/15/30 (j)	16,210	12,787
Tennessee Valley Authority Generic Strip, 0.00%, 01/15/21 - 07/15/37 (j)	20,487	14,494
		60,603
Treasury Inflation Index Securities - 0.7%
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (n)	6,010	7,821
2.38%, 01/15/27 (n)	2,295	3,124
		10,945
U.S. Treasury Securities - 27.9%
U.S. Treasury Bond
8.13%, 08/15/21 (e)	25,000	21,767
5.25%, 11/15/28 - 02/15/29	30,000	40,660
5.38%, 02/15/31	33,000	45,906
U.S. Treasury Note
0.25%, 05/15/15	15,000	14,993
2.00%, 04/30/16 - 02/15/22	100,000	103,955
4.63%, 02/15/17	22,000	25,448
4.75%, 08/15/17	17,000	20,028
3.38%, 11/15/19 (e)	50,000	57,234
1.00%, 11/30/19	25,000	24,744
2.63%, 08/15/20 - 11/15/20	55,000	60,035
1.75%, 05/15/22	20,000	20,058
		434,828
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 50.8%
Federal Home Loan Mortgage Corp. - 22.2%
Federal Home Loan Mortgage Corp.
6.50%, 08/01/13	—	—
8.00%, 07/01/20	9	10
6.00%, 11/01/28	122	133
7.00%, 04/01/29 - 08/01/32	144	170
5.00%, 08/01/33 - 12/01/34	2,452	2,748
2.38%, 12/01/35 (i)	1,777	1,881
3.05%, 01/01/37 (i)	186	199
5.50%, 07/01/38	14,197	15,376
4.50%, 10/01/40	2,152	2,340
3.00%, 07/15/42	39,050	41,071
REMIC, 5.00%, 10/15/17 - 08/15/39	72,604	79,556
REMIC, 4.50%, 06/15/18 - 07/15/34	33,248	36,500
REMIC, 4.00%, 07/15/23 - 12/15/40	28,199	30,882
REMIC, 5.50%, 01/15/26 - 07/15/40	49,008	54,798
REMIC, 3.50%, 02/15/26 - 01/15/41	51,649	56,400
REMIC, 3.00%, 04/15/31	20,672	21,498
REMIC, 6.00%, 07/15/37	2,000	2,365
		345,927
Federal National Mortgage Association - 22.7%
Federal National Mortgage Association
12.50%, 09/20/15 - 01/15/16	1	1
12.00%, 01/01/16 - 01/15/16	6	7
5.00%, 02/01/19 - 11/01/40	41,194	45,840
11.50%, 09/01/19	—	—
10.50%, 08/01/20	2	2
3.26%, 01/01/22	9,821	10,611
4.00%, 02/01/25 - 09/01/25	10,755	11,511
6.50%, 03/01/26 - 03/01/36	900	1,020
7.00%, 05/01/26 - 01/01/30	18	22
8.00%, 11/01/29 - 03/01/31	92	107
6.00%, 02/01/31 - 12/01/36	15,509	17,617
7.50%, 02/01/31	9	11
5.50%, 02/01/35 - 10/01/36	9,270	10,288
REMIC, 5.00%, 05/25/18 - 09/25/39	25,977	28,693
REMIC, 4.00%, 01/25/19 - 05/25/38	80,970	87,646
REMIC, 4.50%, 04/25/23 - 12/25/40	53,150	57,555
REMIC, 3.50%, 01/25/32 - 07/25/33	10,890	11,533
REMIC, 5.50%, 12/25/34 - 11/25/35	24,967	27,395
REMIC, 0.00%,04/25/36 (j)	3,862	3,630
REMIC, 6.00%, 02/25/37 (i)	6,679	7,476
REMIC, 11.13%, 02/25/40 (i)	303	323
REMIC, 7.50%, 12/25/41	6,962	8,048
REMIC, 3.00%, 04/25/42	14,081	14,755
REMIC, 5.75%, 06/25/42	1,806	1,980
REMIC, 4.68%, 06/25/43	4,745	5,346
REMIC, 6.00%, 12/25/49	1,850	2,152
REMIC, Interest Only, 6.35%, 10/25/27 (i)	11,467	690
		354,259
Government National Mortgage Association - 5.9%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	2,348	2,682
REMIC, 4.00%, 09/16/24 - 11/20/38	20,000	22,275
REMIC, 6.50%, 06/20/28 - 06/16/31	2,999	3,433
REMIC, 5.00%, 09/20/32 - 05/20/40	17,814	20,036
REMIC, 5.50%, 03/20/33 - 02/16/38	12,321	13,909
REMIC, 6.00%, 12/16/33	3,479	3,977
REMIC, 3.00%, 04/20/39	8,144	8,620
REMIC, 4.50%, 06/20/39	10,000	11,326
REMIC, Interest Only, 6.20%, 05/16/38 (i)	5,187	928
REMIC, Interest Only, 5.93%, 07/20/41 (i)	26,398	4,113
		91,299
Total Government and Agency Obligations (cost $1,293,690)		1,394,179

SHORT TERM INVESTMENTS - 6.9%
Investment Company - 4.4%
JNL Money Market Fund, 0.03% (a) (h)	68,384	68,384
Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	39,585	39,585

Total Short Term Investments (cost $107,969)		107,969

Total Investments - 102.2% (cost $1,491,223)		1,593,874
Other Assets and Liabilities, Net - (2.2%)		(33,874)
Total Net Assets - 100.0%		$1,560,000

JNL/Lazard Emerging Markets Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 7.4%
Cia Hering	40	$710
Daphne International Holdings Ltd. (e)	1,786	2,251
Grupo Televisa SAB - GDR	372	9,910
Hyundai Mobis	99	27,710
Imperial Holdings Ltd.	280	6,418
Kia Motors Corp.	23	1,188
Mando Corp.	11	1,179
MRV Engenharia e Participacoes SA	236	983
Sands China Ltd.	608	3,164

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Techtronic Industries Co.	698	1,708
Truworths International Ltd.	1,166	11,439
Woolworths Holdings Ltd.	1,326	10,182
Woongjin Coway Co. Ltd.	247	10,978
Wynn Macau Ltd. (e)	5,477	14,592
		102,412
CONSUMER STAPLES - 11.1%
British American Tobacco Plc	478	9,646
Cia de Bebidas das Americas - ADR	386	16,331
CP ALL PCL	6,132	9,595
Eastern Tobacco	25	351
Kimberly-Clark de Mexico SAB de CV	4,418	15,418
KT&G Corp.	291	19,766
Magnit OJSC - GDR (r)	206	9,305
Natura Cosmeticos SA	574	13,820
Oriflame Cosmetics SA - SDR (e)	221	7,533
Shoprite Holdings Ltd.	1,285	25,565
Souza Cruz SA	1,022	15,019
Tiger Brands Ltd. (e)	377	12,045
		154,394
ENERGY - 7.4%
Alliance Oil Co. Ltd. - SDR (c)	3	25
CNOOC Ltd.	6,677	12,839
Eurasia Drilling Co. Ltd. - GDR	58	2,064
Exxaro Resources Ltd.	102	1,822
Gazprom OAO - ADR	697	5,963
Gazprom OAO - ADR	917	7,842
Gazprom OAO - ADR	1	10
Lukoil OAO - ADR	—	24
Lukoil OAO - ADR	167	10,770
NovaTek OAO - GDR	23	2,446
Oil & Gas Development Co. Ltd.	3,891	8,005
Pacific Rubiales Energy Corp.	823	17,364
Pakistan Petroleum Ltd.	4,886	8,659
Petroleo Brasileiro SA - ADR	107	1,942
PTT Exploration & Production PCL	2,063	10,499
Tambang Batubara Bukit Asam Tbk PT	2,261	3,361
TMK OAO - GDR	125	1,491
TMK OAO - GDR (e)	39	470
YPF SA - ADR - Class D	444	6,351
		101,947
FINANCIALS - 26.6%
Agricultural Bank of China - Class H (e)	6,110	2,940
Akbank T.A.S.	3,128	16,438
Banco Bradesco SA - ADR (e)	104	1,773
Banco do Brasil SA	3,683	49,909
BanColombia SA - ADR	32	2,043
Bank Mandiri Persero Tbk PT	22,623	23,365
Bank of India	1,241	6,936
Bank Rakyat Indonesia Persero Tbk PT	2,740	2,476
China Construction Bank Corp. - Class H	56,764	46,531
Commercial International Bank Egypt SAE - GDR	1,885	7,796
Grupo Financiero Banorte SAB de CV	217	1,741
Hanwha Life Insurance Co. Ltd.	2,495	15,204
ICICI Bank Ltd. - ADR	71	3,029
KB Financial Group Inc.	596	19,915
Nedbank Group Ltd.	551	11,415
OTP Bank Plc	939	16,973
Ping an Insurance Group Co. of China Ltd. - Class H	319	2,478
Punjab National Bank	1,101	14,585
Sanlam Ltd.	2,314	11,875
Sberbank of Russia - ADR	3,427	44,083
Shinhan Financial Group Co. Ltd.	868	31,241
Standard Bank Group Ltd.	928	11,953
Turkiye Is Bankasi SA - Class C	6,652	25,313
		370,012
HEALTH CARE - 0.2%
Genomma Lab Internacional SAB de CV - Class B (c) (e)	1,240	3,018

INDUSTRIALS - 7.9%
Bharat Heavy Electricals Ltd.	2,529	8,264
Bidvest Group Ltd.	744	19,621
CCR SA	1,806	18,442
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. - Class H (e)	1,941	2,352
China State Construction International Holdings Ltd. (e)	1,752	2,404
Globaltrans Investment Plc - GDR	154	2,424
KOC Holding A/S	3,102	18,016
KOC Holding A/S - ADR	61	1,772
Murray & Roberts Holdings Ltd. (c)	1,567	4,002
Orascom Construction Industries	351	12,440
United Tractors Tbk PT	6,860	12,920
Weichai Power Co. Ltd. - Class H (e)	2,150	7,185
		109,842
INFORMATION TECHNOLOGY - 16.0%
AAC Technologies Holdings Inc.	706	3,402
Baidu.com - ADR - Class A (c)	249	21,826
Catcher Technology Co. Ltd.	402	1,814
Cielo SA	1,354	39,862
Cielo SA - ADR (e)	60	1,800
Hon Hai Precision Industry Co. Ltd.	295	821
Hon Hai Precision Industry Co. Ltd. - GDR	1,844	10,281
MediaTek Inc.	867	9,908
NetEase.com - ADR	192	10,505
NHN Corp.	79	19,168
Samsung Electronics Co. Ltd.	32	43,019
Synnex Technology International Corp.	884	1,602
Taiwan Semiconductor Manufacturing Co. Ltd.	540	1,809
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,927	33,118
Tata Consultancy Services Ltd.	638	18,527
TPK Holding Co. Ltd.	119	2,382
Yandex NV - Class A (c)	113	2,617
		222,461
MATERIALS - 7.5%
First Quantum Minerals Ltd.	106	2,023
Freeport-McMoRan Copper & Gold Inc.	55	1,830
Grupo Mexico SAB de CV	3,378	13,604
Huabao International Holdings Ltd. (e)	15,981	6,942
Jindal Steel & Power Ltd.	1,432	9,189
PPC Ltd.	2,408	8,395
Semen Gresik Persero Tbk PT	5,598	10,225
Siam Cement PCL	923	15,296
Uralkali OJSC - GDR	284	10,485
Vale SA - ADR (e)	1,460	25,237
Vale SA - ADR Preferred	86	1,420
		104,646
TELECOMMUNICATION SERVICES - 13.6%
America Movil SAB de CV - ADR - Class L	681	14,276
China Mobile Ltd. - ADR (e)	559	29,718
MegaFon OAO - GDR (c) (r)	462	14,317
Mobile Telesystems OJSC - ADR	1,473	30,558
Philippine Long Distance Telephone Co. - ADR	391	27,738
Telekomunikasi Indonesia PT - ADR	747	33,654
Turkcell Iletisim Hizmetleri A/S (c)	3,863	25,888

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Turkcell Iletisim Hizmetleri A/S - ADR (c)	76	1,257
Vodacom Group Ltd. (e)	977	11,679
		189,085
Total Common Stocks (cost $1,293,583)		1,357,817

PREFERRED STOCKS - 0.1%
INDUSTRIALS - 0.1%
Marcopolo SA	276	1,956

Total Preferred Stocks (cost $1,508)		1,956

SHORT TERM INVESTMENTS - 5.2%
Investment Company - 1.9%
JNL Money Market Fund, 0.03% (a) (h)	26,345	26,345
Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	46,329	46,329

Total Short Term Investments (cost $72,674)		72,674

Total Investments - 103.0% (cost $1,367,765)		1,432,447
Other Assets and Liabilities, Net - (3.0%)		(41,886)
Total Net Assets - 100.0%		$1,390,561

JNL/Lazard Mid Cap Equity Fund
COMMON STOCKS - 95.6%
CONSUMER DISCRETIONARY - 15.0%
American Eagle Outfitters Inc.	104	$1,937
AutoZone Inc. (c)	19	7,721
Big Lots Inc. (c)	47	1,665
Hasbro Inc. (e)	158	6,938
Interpublic Group of Cos. Inc.	213	2,773
Macy’s Inc.	171	7,150
Newell Rubbermaid Inc.	102	2,665
Ross Stores Inc.	92	5,559
		36,408
CONSUMER STAPLES - 6.3%
Molson Coors Brewing Co. - Class B	151	7,364
Sysco Corp.	228	8,001
		15,365
ENERGY - 7.4%
Cameron International Corp. (c)	45	2,908
CARBO Ceramics Inc. (e)	20	1,785
EQT Corp.	36	2,425
Noble Energy Inc.	31	3,632
Oil States International Inc. (c)	33	2,684
PBF Energy Inc. - Class A (e)	61	2,264
Rowan Cos. Plc - Class A (c)	67	2,383
		18,081
FINANCIALS - 18.1%
Ameriprise Financial Inc.	63	4,647
East West Bancorp Inc.	155	3,984
Hartford Financial Services Group Inc.	117	3,026
IntercontinentalExchange Inc. (c) (e)	15	2,446
Kilroy Realty Corp.	72	3,752
Lexington Realty Trust (e)	289	3,411
Macerich Co.	80	5,157
PartnerRe Ltd.	26	2,421
Realogy Holdings Corp. (c)	30	1,485
Regions Financial Corp.	521	4,269
Signature Bank (c)	65	5,088
Willis Group Holdings Plc	108	4,273
		43,959
HEALTH CARE - 13.0%
Aetna Inc.	60	3,042
AmerisourceBergen Corp.	124	6,380
CareFusion Corp. (c)	236	8,254
Henry Schein Inc. (c)	37	3,424
Vertex Pharmaceuticals Inc. (c)	61	3,370
Zimmer Holdings Inc.	63	4,769
Zoetis Inc. - Class A (c)	67	2,235
		31,474
INDUSTRIALS - 12.8%
B/E Aerospace Inc. (c)	46	2,773
Better Place (c) (f) (q)	406	4
Corrections Corp. of America	45	1,774
Dover Corp.	114	8,342
Joy Global Inc.	56	3,309
Landstar System Inc.	56	3,186
Republic Services Inc. - Class A	108	3,557
Rockwell Collins Inc.	38	2,380
SPX Corp.	53	4,185
WESCO International Inc. (c)	22	1,605
		31,115
INFORMATION TECHNOLOGY - 20.8%
Amdocs Ltd.	45	1,642
Autodesk Inc. (c)	68	2,804
Avago Technologies Ltd.	100	3,585
BMC Software Inc. (c)	106	4,897
Check Point Software Technologies Ltd. (c) (e)	57	2,688
F5 Networks Inc. (c)	32	2,868
Fidelity National Information Services Inc.	127	5,020
Gartner Inc. - Class A (c)	55	2,971
Informatica Corp. (c)	66	2,268
Intuit Inc.	93	6,105
NetApp Inc. (c)	139	4,745
NetScout Systems Inc. (c)	72	1,762
Red Hat Inc. (c)	30	1,492
TE Connectivity Ltd.	35	1,459
Vantiv Inc. - Class A (c)	164	3,886
Xilinx Inc.	63	2,416
		50,608
MATERIALS - 2.2%
Eastman Chemical Co.	78	5,443
Total Common Stocks (cost $200,428)		232,453

SHORT TERM INVESTMENTS - 10.4%
Investment Company - 3.6%
JNL Money Market Fund, 0.03% (a) (h)	8,717	8,717
Securities Lending Collateral - 6.8%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	16,537	16,537

Total Short Term Investments (cost $25,254)		25,254

Total Investments - 106.0% (cost $225,682)		257,707
Other Assets and Liabilities, Net - (6.0%)		(14,652)
Total Net Assets - 100.0%		$243,055

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/M&G Global Basics Fund
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 7.3%
Compagnie des Alpes	81	$1,588
Hongkong & Shanghai Hotels (e)	4,123	7,070
Publicis Groupe SA	113	7,611
		16,269
CONSUMER STAPLES - 28.9%
Agrana Beteiligungs AG (e)	56	7,564
Baron de Ley SA (c)	23	1,444
Colgate-Palmolive Co.	25	2,939
Elizabeth Arden Inc. (c)	93	3,747
Kerry Group Plc	164	9,777
Kirin Holdings Co. Ltd.	602	9,679
Marico Ltd.	626	2,454
Petra Foods Ltd.	530	1,778
PZ Cussons Plc (e)	1,218	7,480
Suedzucker AG	90	3,788
Unilever Plc	210	8,871
Yakult Honsha Co. Ltd. (e)	118	4,748
		64,269
ENERGY - 3.9%
African Petroleum Corp. Ltd. (c)	128	33
Aquila Resources Ltd. (c) (e)	965	1,996
Equatorial Resources Ltd. (c) (e)	262	300
Indus Gas Ltd. (c)	23	314
Tap Oil Ltd. (c)	237	151
Tullow Oil Plc	314	5,879
		8,673
FINANCIALS - 4.5%
AMMB Holdings Bhd	3,806	8,038
DBS Group Holdings Ltd.	157	2,032
		10,070
HEALTH CARE - 7.0%
Ansell Ltd.	581	9,747
Genus Plc	99	2,380
GI Dynamics Inc. - CDI (c) (q)	1,043	695
MD Medical Group Investments Plc - GDR (c)	79	1,392
Roche Holding AG	1	200
Starpharma Holdings Ltd. (c) (e)	924	1,048
		15,462
INDUSTRIALS - 15.3%
DP World Ltd.	347	4,768
Fluor Corp.	122	8,119
G4S Plc	2,436	10,822
United Parcel Service Inc. - Class B	49	4,201
United Technologies Corp.	64	5,998
		33,908
MATERIALS - 31.3%
AMCOL International Corp.	84	2,539
Cudeco Ltd. (c) (e)	424	1,514
Dominion Diamond Corp.	91	1,481
Galaxy Resources Ltd. (c) (e)	751	229
Hochschild Mining Plc	579	2,408
Iluka Resources Ltd. (e)	705	6,927
Imerys SA	118	7,721
Ivanhoe Australia Ltd. (c) (e)	1,408	390
K+S AG	192	8,967
Monsanto Co.	63	6,665
OZ Minerals Ltd. (e)	629	3,514
Panoramic Resources Ltd. (e)	430	167
Potash Corp. of Saskatchewan Inc.	5	204
Scotts Miracle-Gro Co. - Class A	180	7,801
Symrise AG	395	15,671
Umicore	56	2,640
Uralkali OJSC - GDR	18	673
		69,511

Total Common Stocks (cost $204,449)		218,162

PREFERRED STOCKS - 0.2%
INDUSTRIALS - 0.2%
Villeroy & Boch AG	38	401

Total Preferred Stocks (cost $291)		401

SHORT TERM INVESTMENTS - 7.6%
Investment Company - 1.1%
JNL Money Market Fund, 0.03% (a) (h)	2,416	2,416
Securities Lending Collateral - 6.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	14,576	14,576

Total Short Term Investments (cost $16,992)		16,992

Total Investments - 106.0% (cost $221,732)		235,555
Other Assets and Liabilities, Net - (6.0%)		(13,319)
Total Net Assets - 100.0%		$222,236

JNL/M&G Global Leaders Fund
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 13.6%
Amer Sports Oyj - Class A	46	$755
Bridgestone Corp.	26	878
CBS Corp. - Class B	14	654
Harley-Davidson Inc.	17	885
Lowe’s Cos. Inc.	22	842
Madison Square Garden Inc. - Class A (c)	8	472
MGM Resorts International (c)	39	507
News Corp. - Class B	28	858
Renault SA	5	292
Sega Sammy Holdings Inc.	42	837
		6,980
CONSUMER STAPLES - 5.5%
CVS Caremark Corp.	12	649
Dr. Pepper Snapple Group Inc.	15	723
HJ Heinz Co.	6	462
SUPERVALU Inc. (e)	29	145
Treasury Wine Estates Ltd. (e)	141	840
		2,819
ENERGY - 8.4%
Anadarko Petroleum Corp.	12	1,014
China Petroleum & Chemical Corp. - Class H	694	814
Repsol SA	28	572
Talisman Energy Inc.	91	1,109
Valero Energy Corp.	18	828
		4,337
FINANCIALS - 16.2%
ACE Ltd.	8	694
AIA Group Ltd.	296	1,302
Citigroup Inc.	30	1,309
Intesa Sanpaolo SpA	410	604
Krung Thai Bank PCL	503	427
Krung Thai Bank PCL - NVDR	278	236

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
MetLife Inc.	19	726
New World Development Ltd.	488	829
State Bank of India Ltd. - GDR	10	801
Wells Fargo & Co.	38	1,387
		8,315
HEALTH CARE - 13.9%
Amgen Inc.	10	1,015
Eli Lilly & Co.	19	1,051
H Lundbeck A/S	15	268
Haemonetics Corp. (c)	25	1,033
Merck KGaA	3	518
Novartis AG	16	1,109
Pfizer Inc.	35	1,019
Sanofi SA	11	1,102
		7,115
INDUSTRIALS - 19.2%
Bodycote Plc	52	422
Deutsche Lufthansa AG	50	981
Fortune Brands Home & Security Inc. (c)	24	887
General Electric Co.	73	1,697
ITT Corp.	31	890
Nidec Corp. (e)	5	306
Noble Group Ltd.	271	266
Parker Hannifin Corp.	9	788
Rolls-Royce Holdings Plc	23	391
Snap-On Inc.	9	752
Toyota Tsusho Corp.	37	941
UTi Worldwide Inc.	37	541
Xylem Inc.	36	981
		9,843
INFORMATION TECHNOLOGY - 15.8%
Cisco Systems Inc.	17	357
eBay Inc. (c)	16	846
Hitachi Ltd.	131	765
Intel Corp.	21	450
Jabil Circuit Inc.	29	540
Microsoft Corp.	36	1,036
Motorola Solutions Inc.	14	909
Nomura Research Institute Ltd.	42	1,082
QUALCOMM Inc.	13	850
SAP AG	6	512
Tessera Technologies Inc.	1	11
Yokogawa Electric Corp.	73	736
		8,094
MATERIALS - 4.4%
BASF SE	7	616
Solvay SA	4	504
SunCoke Energy Inc. (c)	31	508
Svenska Cellulosa AB - Class B	25	637
		2,265
TELECOMMUNICATION SERVICES - 1.5%
China Communication Services Corp. Ltd. - Class H	108	70
Vivendi SA	34	703
		773

Total Common Stocks (cost $42,633)		50,541

SHORT TERM INVESTMENTS - 1.2%
Investment Company - 0.1%
JNL Money Market Fund, 0.03% (a) (h)	78	78
Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	564	564

Total Short Term Investments (cost $642)		642

Total Investments - 99.7% (cost $43,275)		51,183
Other Assets and Liabilities, Net - 0.3%		150
Total Net Assets - 100.0%		$51,333

JNL/Mellon Capital Management 10 x 10 Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Management Bond Index Fund (1.6%) (a)	2,565	$31,236
JNL/Mellon Capital Management International Index Fund (1.7%) (a)	2,546	32,432
JNL/Mellon Capital Management JNL 5 Fund (5.1%) (a)	16,367	171,527
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (2.9%) (a)	2,099	34,389
JNL/Mellon Capital Management S&P 500 Index Fund (1.8%) (a)	2,588	33,797
JNL/Mellon Capital Management Small Cap Index Fund (2.8%) (a)	2,366	34,077

Total Investment Companies (cost $250,041)		337,458

Total Investments - 100.0% (cost $250,041)		337,458
Other Assets and Liabilities, Net - (0.0%)		(23)
Total Net Assets - 100.0%		$337,435

JNL/Mellon Capital Management Index 5 Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Management Bond Index Fund (5.8%) (a)	9,263	$112,826
JNL/Mellon Capital Management International Index Fund (6.3%) (a)	9,195	117,148
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (10.5%) (a)	7,584	124,218
JNL/Mellon Capital Management S&P 500 Index Fund (6.6%) (a)	9,348	122,079
JNL/Mellon Capital Management Small Cap Index Fund (10.0%) (a)	8,548	123,091

Total Investment Companies (cost $499,052)		599,362

Total Investments - 100.0% (cost $499,052)		599,362
Other Assets and Liabilities, Net - (0.0%)		(35)
Total Net Assets - 100.0%		$599,327

JNL/Mellon Capital Management Emerging Markets Index Fund
COMMON STOCKS - 89.2%
CONSUMER DISCRETIONARY - 7.2%
Anhanguera Educacional Participacoes SA	15	$244
Anta Sports Products Ltd. (e)	136	117

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Arcelik A/S	23	166
Astra International Tbk PT	2,486	2,028
Bajaj Auto Ltd.	9	305
BEC World PCL	73	160
BEC World PCL - NVDR	52	114
Belle International Holdings Ltd.	580	969
Berjaya Sports Toto Bhd	106	142
Bosideng International Holdings Ltd. (e)	402	125
Brilliance China Automotive Holdings Ltd. (c)	298	352
BYD Co. Ltd. - Class H (c) (e)	59	187
Cheil Worldwide Inc. (c)	11	236
Cheng Shin Rubber Industry Co. Ltd.	242	690
China Motor Corp.	55	51
Cia Hering	17	306
Cyfrowy Polsat SA (c)	29	152
Dah Chong Hong Holdings Ltd. (e)	98	93
Daphne International Holdings Ltd. (e)	76	96
Dongfeng Motor Group Co. Ltd. - Class H	324	457
El Puerto de Liverpool SAB de CV - Class C	19	237
Far Eastern Department Stores Co. Ltd.	84	75
Ford Otomotiv Sanayi A/S	6	91
Formosa International Hotels Corp.	5	59
Formosa Taffeta Co. Ltd.	58	53
Foschini Ltd.	22	273
Geely Automobile Holdings Ltd. (e)	595	290
Genting Bhd	251	814
Genting Malaysia Bhd	391	464
Giant Manufacturing Co. Ltd.	34	192
Global Mediacom Tbk PT	898	215
Golden Eagle Retail Group Ltd. (e)	78	141
GOME Electrical Appliances Holdings Ltd. (c)	949	104
Great Wall Motor Co. Ltd. - Class H	126	429
Guangzhou Automobile Group Co. Ltd. - Class H (e)	242	205
Haier Electronics Group Co. Ltd. (c)	98	156
Hankook Tire Co. Ltd. (c)	9	402
Hero Honda Motors Ltd.	6	166
Hotai Motor Co. Ltd.	32	259
Hyundai Department Store Co. Ltd.	2	264
Hyundai Mobis	8	2,292
Hyundai Motor Co.	19	3,823
Hyundai Wia Corp.	2	306
Imperial Holdings Ltd.	22	500
Intime Department Store Group Co. Ltd.	143	163
Jollibee Foods Corp.	50	154
Kangwon Land Inc.	11	310
Kia Motors Corp.	32	1,616
Kroton Educacional SA (c)	26	336
LG Display Co. Ltd. (c)	28	810
LG Electronics Inc.	13	951
Lojas Americanas SA	24	198
Lojas Renner SA	16	577
Lotte Shopping Co. Ltd.	1	464
Mahindra & Mahindra Ltd.	37	584
Mando Corp.	1	153
Media Nusantara Citra Tbk PT	360	105
Merida Industry Co. Ltd.	24	145
Mr. Price Group Ltd.	31	398
MRV Engenharia e Participacoes SA	30	127
Nan Kang Rubber Tire Co. Ltd.	49	56
Naspers Ltd. - Class N	48	2,994
Parkson Holdings Bhd	66	100
Parkson Retail Group Ltd.	153	91
PDG Realty SA Empreendimentos e Participacoes	160	249
Pick n Pay Stores Ltd.	29	133
Pou Chen Corp.	253	271
Ruentex Industries Ltd.	49	115
S.A.C.I. Falabella	56	675
Steinhoff International Holdings Ltd. (c)	162	440
Tata Motors Ltd.	95	462
Titan Industries Ltd.	27	126
Tofas Turk Otomobil Fabrikasi A/S	17	120
Truworths International Ltd.	53	519
Turkiye Sise ve Cam Fabrikalari A/S	53	90
UMW Holdings Bhd	70	303
Woolworths Holdings Ltd.	97	744
Woongjin Coway Co. Ltd.	6	264
Yulon Motor Co. Ltd.	107	191
Zee Entertainment Enterprises Ltd.	61	236
Zhongsheng Group Holdings Ltd.	55	67
		34,137
CONSUMER STAPLES - 7.6%
Almacenes Exito SA	23	407
Amorepacific Corp.	—	299
AMOREPACIFIC Group	—	98
Anadolu Efes Biracilik Ve Malt Sanayii A/S	26	411
Arca Continental SAB de CV	41	307
Astra Agro Lestari Tbk PT	70	134
BIM Birlesik Magazalar A/S	13	622
British American Tobacco Plc	13	268
Cencosud SA	135	839
Charoen Pokphand Foods PCL	227	256
Charoen Pokphand Foods PCL - NVDR	172	194
Charoen Pokphand Indonesia Tbk PT	853	444
China Agri-Industries Holdings Ltd.	318	164
China Foods Ltd. (e)	58	33
China Mengniu Dairy Co. Ltd.	151	433
China Resources Enterprise Ltd.	152	452
Cia Cervecerias Unidas SA	11	189
Cia de Bebidas das Americas	18	720
CJ CheilJedang Corp.	1	305
Coca-Cola Femsa SAB de CV - Class L	54	871
Coca-Cola Icecek A/S	7	206
Controladora Comercial Mexicana SAB de CV - Class C (e)	49	180
Cosan SA Industria e Comercio	16	360
CP ALL PCL	360	563
CP ALL PCL - NVDR	157	246
Dabur India Ltd.	54	137
E-Mart Co. Ltd.	2	481
Eurocash SA	9	141
Felda Global Ventures Holdings Bhd	104	154
Fomento Economico Mexicano SAB de CV	239	2,683
Genting Plantations Bhd	16	45
Godrej Consumer Products Ltd.	13	188
Grupo Bimbo SAB de CV - Class A	212	674
Grupo Modelo SAB de CV (e)	74	671
Gudang Garam Tbk PT	54	270
Hengan International Group Co. Ltd.	90	878
Hindustan Unilever Ltd.	103	881
Hypermarcas SA (c)	42	334
Indofood Sukses Makmur Tbk PT	527	404
ITC Ltd.	268	1,526
JBS SA (c)	52	174
Kernel Holding SA (c)	8	144
Kimberly-Clark de Mexico SAB de CV	182	634
KT&G Corp.	13	886
LG Household & Health Care Ltd.	1	602
Lotte Confectionery Co. Ltd.	—	122
Magnit OJSC - GDR	32	1,431
Massmart Holdings Ltd.	12	245
Natura Cosmeticos SA	22	529
Orion Corp.	—	466
Perdigao SA	81	1,784

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
PPB Group Bhd	58	238
President Chain Store Corp.	73	401
Raia Drogasil SA	22	237
San Miguel Corp.	57	159
Shinsegae Co. Ltd.	1	144
Shoprite Holdings Ltd.	50	1,003
Siam Makro PCL - NVDR	14	259
Souza Cruz SA	44	643
Spar Group Ltd.	23	279
Standard Foods Corp.	19	55
Sun Art Retail Group Ltd.	306	426
Tiger Brands Ltd.	20	626
Tingyi Cayman Islands Holding Corp.	222	580
Tsingtao Brewery Co. Ltd. - Class H	36	230
Uni-President China Holdings Ltd.	115	132
Uni-President Enterprises Corp.	522	993
Unilever Indonesia Tbk PT	180	422
United Breweries Ltd.	5	69
United Spirits Ltd.	11	373
Universal Robina Corp.	108	298
Vina Concha y Toro SA	62	124
Wal-Mart de Mexico SAB de CV - Class V (e)	653	2,132
Want Want China Holdings Ltd.	723	1,114
Wumart Stores Inc. - Class H (e)	56	101
		36,523
ENERGY - 10.3%
Adaro Energy Tbk PT	1,733	235
Banpu PCL	8	100
Banpu PCL - NVDR	8	101
Bharat Petroleum Corp. Ltd.	19	132
Bumi Armada Bhd	117	143
Bumi Resources Tbk PT	1,798	128
Cairn India Ltd.	62	310
China Coal Energy Co. - Class H	535	479
China Oilfield Services Ltd. - Class H	188	395
China Petroleum & Chemical Corp. - Class H	2,352	2,758
China Shenhua Energy Co. Ltd. - Class H	405	1,476
CNOOC Ltd.	2,187	4,204
Coal India Ltd.	61	349
Ecopetrol SA	589	1,630
Energy Development Corp.	944	149
Exxaro Resources Ltd.	14	254
Gazprom OAO - ADR	139	1,186
Gazprom OAO - ADR	525	4,489
Grupa Lotos SA - Class A (c)	9	113
GS Holdings Corp.	6	338
Indo Tambangraya Megah Tbk PT	49	179
Inner Mongolia Yitai Coal Co. Ltd. - Class B	81	471
IRPC PCL	813	109
IRPC PCL - NVDR	490	65
Kunlun Energy Co. Ltd. (e)	372	793
Lukoil OAO - ADR	15	963
Lukoil OAO - ADR	50	3,194
MOL Hungarian Oil and Gas Plc	5	379
NovaTek OAO - GDR	11	1,220
OGX Petroleo e Gas Participacoes SA (c)	142	163
Oil & Natural Gas Corp. Ltd.	86	497
PetroChina Co. Ltd. - Class H	2,586	3,405
Petroleo Brasileiro SA	363	3,014
Petronas Dagangan Bhd	31	237
Polskie Gornictwo Naftowe i Gazownictwo SA (c)	202	343
PTT Exploration & Production PCL	143	730
PTT Exploration & Production PCL - NVDR	30	150
PTT PCL	67	747
PTT PCL - NVDR	39	434
Reliance Industries Ltd.	159	2,265
Rosneft OAO - GDR	35	265
Rosneft OAO - GDR	127	969
S-Oil Corp.	6	499
Sapurakencana Petroleum Bhd (c)	257	249
Sasol Ltd.	67	2,987
SK Energy Co. Ltd.	7	1,048
Surgutneftegaz OAO - ADR	156	1,400
Tambang Batubara Bukit Asam Tbk PT	120	178
Tatneft OAO - ADR	29	1,150
Thai Oil PCL - NVDR	34	74
TMK OAO - GDR	11	128
Tupras Turkiye Petrol Rafinerileri A/S	15	454
Ultrapar Participacoes SA	39	993
Yanzhou Coal Mining Co. Ltd. - Class H (e)	230	312
		49,033
FINANCIALS - 24.6%
Absa Group Ltd.	33	548
African Bank Investments Ltd. (e)	100	328
Agile Property Holdings Ltd.	184	220
Agricultural Bank of China - Class H (e)	2,568	1,236
Akbank T.A.S.	219	1,151
Alliance Financial Group Bhd	92	130
AMMB Holdings Bhd	247	521
Asya Katilim Bankasi A/S (c)	56	74
Attijariwafa Bank	4	162
Axis Bank Ltd.	36	861
Ayala Corp.	19	267
Ayala Land Inc.	681	547
Banco Bradesco SA	75	1,299
Banco de Chile	2,150	339
Banco de Credito e Inversiones	4	276
Banco do Brasil SA	71	967
Banco Santander Brasil SA	92	665
Banco Santander Chile	7,218	511
BanColombia SA	31	485
Bangkok Bank PCL	32	248
Bangkok Bank PCL - NVDR	130	991
Bank Central Asia Tbk PT	1,512	1,779
Bank Danamon Indonesia Tbk PT - Class A	425	283
Bank Handlowy w Warszawie SA	5	131
Bank Mandiri Persero Tbk PT	1,152	1,189
Bank Millennium SA (c)	44	65
Bank Negara Indonesia Persero Tbk PT	914	476
Bank of Ayudhya PCL	42	50
Bank of Ayudhya PCL - NVDR	227	269
Bank of Baroda	10	124
Bank of China Ltd. - Class H	9,252	4,305
Bank of Communications Co. Ltd. - Class H	1,081	812
Bank of India	20	111
Bank of the Philippine Islands	83	224
Bank Pekao SA	16	760
Bank Rakyat Indonesia Persero Tbk PT	1,360	1,229
BDO Unibank Inc. (c)	180	397
BM&F Bovespa SA	216	1,452
BR Malls Participacoes SA	49	617
BR Properties SA	21	229
BRE Bank SA (c)	1	151
BS Financial Group Inc.	20	274
Bumiputra-Commerce Holdings Bhd	582	1,440
Canara Bank	11	76
Capital Securities Corp.	180	64
Cathay Financial Holding Co. Ltd.	829	1,144
Central Pattana PCL - NVDR	77	250
CETIP SA - Mercados Organizados	23	275
Chailease Holding Co. Ltd.	75	209
Chang Hwa Commercial Bank	537	316
China Citic Bank - Class H	929	560

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
China Construction Bank Corp. - Class H	8,807	7,219
China Development Financial Holding Corp. (c)	1,483	424
China Everbright Ltd.	108	172
China Life Insurance Co. Ltd. (c)	239	239
China Life Insurance Co. Ltd. - Class H	916	2,391
China Merchants Bank Co. Ltd. - Class H	480	1,019
China Minsheng Banking Corp. Ltd. - Class H	628	803
China Overseas Land & Investment Ltd.	486	1,344
China Pacific Insurance Group Co. Ltd. - Class H	324	1,069
China Resources Land Ltd.	261	732
China Taiping Insurance Holdings Co. Ltd. (c)	90	154
China Vanke Co. Ltd. - Class B	142	277
Chinatrust Financial Holding Co. Ltd.	1,474	882
Chongqing Rural Commercial Bank - Class H	337	181
CITIC Securities Co. Ltd. - Class H	120	259
Commercial International Bank	72	326
Compartamos SAB de CV	113	208
Corp. Financiera Colombiana SA	11	212
Corp. Financiera Colombiana SA (f)	—	6
Corpbanca	15,468	212
Country Garden Holdings Co. (c)	504	253
Credicorp Ltd.	8	1,395
Cyrela Brazil Realty SA	35	299
Daewoo Securities Co. Ltd.	19	197
DGB Financial Group Inc.	15	227
Discovery Holdings Ltd.	39	330
DLF Ltd.	55	237
Dongbu Insurance Co. Ltd.	4	172
Douja Promotion Groupe Addoha SA	15	102
E. Sun Financial Holding Co. Ltd.	570	346
Egyptian Financial Group-Hermes Holding (c)	29	43
Egyptian Kuwaiti Holding Co. SAE	118	142
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	86	137
Evergrande Real Estate Group Ltd.	746	302
Far East Horizon Ltd.	142	94
Farglory Land Development Co. Ltd.	32	59
First Financial Holding Co. Ltd.	832	521
FirstRand Ltd.	374	1,310
Franshion Properties China Ltd.	496	163
Fubon Financial Holding Co. Ltd.	668	959
Growthpoint Properties Ltd.	217	635
Grupo de Inversiones Suramericana SA	27	572
Grupo Financiero Banorte SAB de CV	221	1,772
Grupo Financiero Inbursa SAB de CV	230	666
Grupo Financiero Santander Mexico SAB de CV - Class B	181	545
Guangdong Investment Ltd.	306	269
Guangzhou R&F Properties Co. Ltd. - Class H	127	214
Haci Omer Sabanci Holding A/S	94	559
Haitong Securities Co. Ltd. - Class H (c)	151	208
Hana Financial Group Inc.	28	994
Hanwha Life Insurance Co. Ltd.	28	169
HDFC Bank Ltd.	188	2,165
Highwealth Construction Corp.	32	67
Hong Leong Bank Bhd	67	312
Hong Leong Financial Group Bhd	37	177
Housing Development Finance Corp.	179	2,726
Hua Nan Financial Holdings Co. Ltd.	645	373
Hyundai Marine & Fire Insurance Co. Ltd.	8	242
Hyundai Securities Co. Ltd.	10	75
ICICI Bank Ltd.	53	1,033
IDFC Ltd.	139	369
Industrial & Commercial Bank of China - Class H	7,979	5,612
Industrial Bank of Korea	19	216
Investec Ltd.	25	173
Kasikornbank PCL	44	315
Kasikornbank PCL - NVDR	179	1,273
KB Financial Group Inc.	47	1,556
Komercni Banka A/S	2	369
Korea Exchange Bank	29	195
Korea Investment Holdings Co. Ltd.	4	179
Kotak Mahindra Bank Ltd.	36	435
Krung Thai Bank PCL	244	208
Krung Thai Bank PCL - Class F	61	52
Krung Thai Bank PCL - NVDR	114	97
Liberty Holdings Ltd.	13	175
LIC Housing Finances Ltd.	41	170
Longfor Properties Co. Ltd.	151	251
LSR Group - GDR	29	125
Malayan Banking Bhd	527	1,601
Mega Financial Holdings Co. Ltd.	984	799
Metropolitan Bank & Trust Co.	33	95
Mirae Asset Securities Co. Ltd.	3	123
MMI Holdings Ltd.	117	296
Multiplan Empreendimentos Imobiliarios SA	10	284
National Societe Generale Bank SAE	11	49
Nedbank Group Ltd.	26	531
New China Life Insurance Co. Ltd. - Class H	64	217
OTP Bank Plc	28	505
People’s Insurance Co. Group of China Ltd. - Class H (e)	442	236
PICC Property & Casualty Co. Ltd. - Class H	326	420
Ping an Insurance Group Co. of China Ltd. - Class H (e)	234	1,816
Poly Property Group Co. Ltd. (c)	209	133
Porto Seguro SA	15	204
Power Finance Corp. Ltd.	28	93
Powszechna Kasa Oszczednosci Bank Polski SA	104	1,105
Powszechny Zaklad Ubezpieczen SA	7	852
Public Bank Bhd	123	647
Redefine Properties Ltd.	304	327
Reliance Capital Ltd.	8	43
Remgro Ltd.	53	1,064
RHB Capital Bhd	82	228
RMB Holdings Ltd.	87	392
RMI Holdings	92	232
Ruentex Development Co. Ltd.	88	181
Rural Electrification Corp. Ltd.	44	169
Samsung Card Co. Ltd.	4	144
Samsung Fire & Marine Insurance Co. Ltd.	4	850
Samsung Life Insurance Co. Ltd.	7	652
Samsung Securities Co. Ltd.	7	356
Sanlam Ltd.	209	1,075
Sberbank of Russia - ADR	353	4,545
Shimao Property Holdings Ltd. (e)	152	293
Shin Kong Financial Holding Co. Ltd. (c)	737	232
Shinhan Financial Group Co. Ltd.	53	1,904
Shriram Transport Finance Co. Ltd.	14	183
Shui On Land Ltd. (e)	325	140
Siam Commercial Bank PCL	114	695
Siam Commercial Bank PCL - NVDR	100	609
Sino-Ocean Land Holdings Ltd. (e)	345	208
SinoPac Financial Holdings Co. Ltd.	676	323
SM Investments Corp.	27	744
SM Prime Holdings Inc.	800	375
Soho China Ltd. (e)	235	197
Standard Bank Group Ltd.	143	1,839
State Bank of India	16	621
Sul America SA	13	128
Taishin Financial Holding Co. Ltd.	871	364
Taiwan Business Bank (c)	284	90
Taiwan Cooperative Financial Holding	645	369
Talaat Moustafa Group (c)	87	48

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Turkiye Garanti Bankasi A/S	281	1,490
Turkiye Halk Bankasi A/S	76	817
Turkiye Is Bankasi SA - Class C	184	701
Turkiye Vakiflar Bankasi Tao	86	274
UEM Land Holdings Bhd (c)	223	194
Unitech Ltd. (c)	104	45
VTB Bank OJSC - GDR	35	109
VTB Bank OJSC - GDR	140	440
Woori Finance Holdings Co. Ltd.	46	520
Woori Investment & Securities Co. Ltd.	14	146
Yapi ve Kredi Bankasi A/S (c)	109	338
Yuanta Financial Holding Co. Ltd.	975	495
Yuexiu Property Co. Ltd.	578	167
		117,409
HEALTH CARE - 1.2%
Amil Participacoes SA	14	225
Aspen Pharmacare Holdings Ltd.	35	735
Bangkok Dusit Medical Services PCL - NVDR	42	235
Celltrion Inc.	6	306
Cipla Ltd.	47	326
Diagnosticos da America SA	23	131
Divi’s Laboratories Ltd.	5	89
Dr. Reddy’s Laboratories Ltd.	13	436
IHH Healthcare Bhd (c)	250	297
Kalbe Farma Tbk PT	2,732	349
Life Healthcare Group Holdings Ltd.	104	391
Lupin Ltd.	18	205
Netcare Ltd.	116	250
Odontoprev SA	30	139
Piramal Healthcare Ltd.	6	71
Ranbaxy Laboratories Ltd. (c)	11	85
ScinoPharm Taiwan Ltd.	17	42
Shandong Weigao Group Medical Polymer Co. Ltd.	214	194
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	79	174
Sihuan Pharmaceutical Holdings Group Ltd. (e)	150	74
Sinopharm Group Co. Ltd. - Class H	93	301
Sun Pharmaceutical Industries Ltd.	39	584
Yuhan Corp.	1	208
		5,847
INDUSTRIALS - 6.1%
Aboitiz Equity Ventures Inc.	214	289
Adani Enterprises Ltd.	26	98
Aditya Birla Nuvo Ltd.	4	70
Air China Ltd. - Class H	204	182
AirAsia Bhd	130	120
Airports of Thailand PCL - NVDR	61	254
Airtac International Group	8	41
Alfa SAB de CV - Class A	335	818
All America Latina Logistica SA	51	253
Alliance Global Group Inc.	366	190
Arteris SA	19	215
AviChina Industry & Technology Co. Ltd. - Class H	244	120
Barloworld Ltd.	30	313
Beijing Capital International Airport Co. Ltd. - Class H	270	197
Beijing Enterprises Holdings Ltd.	59	451
Bharat Heavy Electricals Ltd.	71	231
Bidvest Group Ltd.	35	935
CCR SA	105	1,067
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. - Class H (e)	143	173
China Airlines Ltd. (c)	257	100
China Communications Constructions Co. Ltd. - Class H	513	479
China COSCO Holdings Co. Ltd. - Class H (c)	367	174
China International Marine Containers Group Co. Ltd. - Class H (c)	89	148
China Merchants Holdings International Co. Ltd.	130	428
China Railway Construction Corp. Ltd. - Class H	217	206
China Railway Group Ltd. - Class H	438	224
China Shipping Container Lines Co. Ltd. - Class H (c) (e)	425	116
China Shipping Development Co. Ltd. - Class H (e)	172	84
China Southern Airlines Co. Ltd. - Class H	266	152
China State Construction International Holdings Ltd.	200	274
Citic Pacific Ltd. (e)	158	206
CJ Corp.	2	251
COSCO Pacific Ltd.	198	287
CSR Corp. Ltd. - Class H (e)	207	148
CTCI Corp.	53	102
Daelim Industrial Co. Ltd.	3	288
Daewoo Engineering & Construction Co. Ltd. (c)	11	88
Daewoo International Corp.	5	178
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	11	267
DMCI Holdings Inc.	84	113
Dongfang Electric Corp. Ltd. - Class H (e)	28	47
Doosan Corp.	1	85
Doosan Heavy Industries and Construction Co. Ltd.	6	248
Doosan Infracore Co. Ltd. (c)	14	201
EcoRodovias Infraestrutura e Logistica SA	21	177
Empresa Brasileira de Aeronautica SA	66	583
Empresas COPEC SA	56	814
Enka Insaat ve Sanayi A/S	43	134
Eva Airways Corp. (c)	139	82
Evergreen Marine Corp. Taiwan Ltd. (c)	197	118
Far Eastern New Century Corp.	404	417
Fosun International Ltd.	173	118
Gamuda Bhd	211	281
Greentown China Holdings Ltd.	69	129
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	37	216
Grupo Aeroportuario del Sureste SAB de CV - Class B	27	367
Grupo Carso SAB de CV	81	450
GS Engineering & Construction Corp.	5	229
Hiwin Technologies Corp.	21	152
Hyundai Development Co.	9	199
Hyundai Engineering & Construction Co. Ltd.	8	492
Hyundai Glovis Co. Ltd.	1	256
Hyundai Heavy Industries Co. Ltd.	5	1,034
Hyundai Merchant Marine Co. Ltd. (c)	4	55
Hyundai Mipo Dockyard Co. Ltd.	1	144
IJM Corp. Bhd	135	240
International Container Terminal Services Inc.	51	114
Jaiprakash Associates Ltd.	111	134
Jasa Marga Persero Tbk PT	198	121
Jiangsu Expressway Co. Ltd. - Class H	127	128
KCC Corp.	1	168
KOC Holding A/S	91	526
Korea Aerospace Industries Ltd.	3	62
Korean Air Lines Co. Ltd. (c)	5	193
Larsen & Toubro Ltd.	25	621
Latam Airlines Group SA	34	730

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Localiza Rent a Car SA	17	302
LS Corp.	2	167
LS Industrial Systems Co. Ltd.	2	101
Malaysia Airports Holdings Bhd	65	122
Malaysia Marine and Heavy Engineering Holdings Bhd	35	43
MISC Bhd	135	235
MMC Corp. Bhd	70	57
Multiplus SA	5	71
Mundra Port and Special Economic Zone Ltd.	44	113
Orascom Construction Industries	10	362
Qualicorp SA (c)	21	213
Reunert Ltd.	20	163
S1 Corp.	2	125
Samsung C&T Corp.	16	994
Samsung Engineering Co. Ltd.	4	440
Samsung Heavy Industries Co. Ltd.	19	618
Samsung Techwin Co. Ltd.	5	297
Shanghai Electric Group Co. Ltd. - Class H	398	155
Shanghai Industrial Holdings Ltd.	70	221
Siemens Ltd.	9	87
Sime Darby Bhd	308	920
SK Holdings Co. Ltd.	3	461
SK Networks Co. Ltd.	11	77
Taiwan Glass Industrial Corp.	108	100
TAV Havalimanlari Holding A/S	26	167
Teco Electric and Machinery Co. Ltd.	297	237
Turk Hava Yollari (c)	59	241
U-Ming Marine Transport Corp.	36	56
United Tractors Tbk PT	203	381
Walsin Lihwa Corp. (c)	352	101
Wan Hai Lines Ltd. (c)	103	55
WEG SA	29	373
Weichai Power Co. Ltd. - Class H (e)	52	175
Yang Ming Marine Transport Corp. (c)	200	91
Zhejiang Expressway Co. Ltd. - Class H	222	176
Zhuzhou CSR Times Electric Co. Ltd. - Class H	53	151
		29,043
INFORMATION TECHNOLOGY - 13.0%
Acer Inc. (c)	318	277
Advanced Semiconductor Engineering Inc.	777	636
Advantech Co. Ltd.	34	148
Asseco Poland SA	8	101
Asustek Computer Inc.	83	992
AU Optronics Corp. (c)	908	397
Catcher Technology Co. Ltd.	74	332
Cheng Uei Precision Industry Co. Ltd.	49	93
Chicony Electronics Co. Ltd.	56	149
Cielo SA	36	1,048
Clevo Co.	38	56
Compal Electronics Inc.	504	357
Delta Electronics Inc.	212	889
E. Ink Holdings Inc.	90	70
Epistar Corp.	114	205
Foxconn Technology Co. Ltd.	95	263
HCL Technologies Ltd.	27	396
Hermes Microvision Inc.	2	48
Hon Hai Precision Industry Co. Ltd.	1,236	3,438
HTC Corp.	84	688
Infosys Ltd.	53	2,818
Innolux Corp. (c)	793	491
Inventec Corp.	267	101
Kinsus Interconnect Technology Corp.	36	112
Largan Precision Co. Ltd.	11	288
Lenovo Group Ltd. (e)	774	772
LG Innotek Co. Ltd. (c)	2	119
Lite-On Technology Corp.	275	447
Macronix International	374	108
MediaTek Inc.	141	1,617
MStar Semiconductor Inc.	29	235
NCSoft Corp.	2	225
NHN Corp.	5	1,230
Novatek Microelectronics Corp.	60	263
Pegatron Corp. (c)	211	325
Phison Electronics Corp.	11	89
Powertech Technology Inc.	105	177
Quanta Computer Inc.	292	647
Radiant Opto-Electronics Corp.	47	187
Realtek Semiconductor Corp.	59	136
Richtek Technology Corp.	11	64
Samsung Electro-Mechanics Co. Ltd.	7	646
Samsung Electronics Co. Ltd.	13	18,342
Samsung SDI Co.	4	502
Satyam Computer Services Ltd. (c)	69	163
Siliconware Precision Industries Co.	361	418
Simplo Technology Co. Ltd.	40	184
SK C&C Co. Ltd.	3	257
SK Hynix Inc. (c)	63	1,664
Synnex Technology International Corp.	168	305
Taiwan Semiconductor Manufacturing Co. Ltd.	3,005	10,066
Tata Consultancy Services Ltd.	57	1,654
Tencent Holdings Ltd.	124	3,979
Totvs SA	15	298
TPK Holding Co. Ltd.	29	580
Transcend Information Inc.	21	68
Tripod Technology Corp.	35	78
Unimicron Technology Corp.	121	125
United Microelectronics Corp.	1,631	608
Wintek Corp. (c)	156	82
Wipro Ltd.	58	465
Wistron Corp.	271	298
WPG Holdings Co. Ltd.	163	186
Zhen Ding Technology Holding Ltd.	16	38
		62,040
MATERIALS - 9.1%
ACC Ltd.	5	111
African Rainbow Minerals Ltd.	14	287
Alpek SA de CV - Class A	45	107
Aluminum Corp. of China Ltd. - Class H (c) (e)	414	160
Ambuja Cements Ltd.	66	212
Angang Steel Co. Ltd. (c) (e)	186	102
Anglo Platinum Ltd. (c)	8	313
AngloGold Ashanti Ltd.	48	1,120
Anhui Conch Cement Co. Ltd. - Class H	155	517
ArcelorMittal South Africa Ltd. (c)	14	43
Asia Cement Corp.	288	349
Asian Paints Ltd.	4	339
Assore Ltd.	3	115
Aveng Ltd.	55	192
BBMG Corp. - Class H	100	82
CAP SA	9	301
Cementos Argos SA	50	236
Cheil Industries Inc.	6	454
China Blue Chemical Ltd. - Class H	261	162
China National Building Material Co. Ltd. - Class H (e)	362	458
China Petrochemical Development Corp.	252	138
China Resources Cement Holdings Ltd. (e)	212	121
China Shanshui Cement Group Ltd.	215	124
China Steel Corp.	1,363	1,185
Cia de Minas Buenaventura SA - ADR	23	595
Cia Siderurgica Nacional SA	90	406
Duratex SA	28	226
Empresas CMPC SA	128	467

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Eregli Demir ve Celik Fabrikalari TAS	96	125
Eternal Chemical Co. Ltd.	81	67
Feng Hsin Iron & Steel Co.	44	77
Fibria Celulose SA (c)	30	354
Formosa Chemicals & Fibre Corp.	377	847
Formosa Petrochemical Corp.	152	400
Formosa Plastics Corp.	504	1,194
Fushan International Energy Group Ltd. (e)	466	208
Gold Fields Ltd.	91	705
Grupo Argos SA	32	376
Grupo Mexico SAB de CV	469	1,888
Hanwha Chem Corp.	10	176
Hanwha Corp.	5	148
Harmony Gold Mining Co. Ltd.	44	286
Hindalco Industries Ltd.	108	182
Honam Petrochemical Corp.	2	368
Huabao International Holdings Ltd. (e)	207	90
Hyosung Corp.	3	138
Hyundai Hysco Co. Ltd.	3	98
Hyundai Steel Co.	7	523
Impala Platinum Holdings Ltd.	67	983
Indocement Tunggal Prakarsa Tbk PT	170	408
Indorama Ventures PCL	100	79
Indorama Ventures PCL - NVDR	51	40
Industrias CH SAB de CV - Class B (c)	16	140
Industrias Penoles SAB de CV	17	797
IOI Corp. Bhd	381	573
Jastrzebska Spolka Weglowa SA	4	103
Jiangxi Copper Co. Ltd. - Class H	152	337
Jindal Steel & Power Ltd.	42	270
JSW Steel Ltd.	9	105
KGHM Polska Miedz SA	18	862
Kingboard Chemical Holdings Ltd. (e)	69	196
Korea Kumho Petrochemical	1	125
Korea Zinc Co. Ltd.	1	364
Koza Altin Isletmeleri A/S	5	125
Kuala Lumpur Kepong Bhd	57	380
Kumba Iron Ore Ltd. (e)	9	500
Lafarge Malayan Cement Bhd	43	138
LCY Chemical Corp.	33	37
Lee & Man Paper Manufacturing Ltd.	219	172
LG Chem Ltd.	5	1,302
LG Corp.	11	666
Mechel OAO - ADR	24	122
Mexichem SAB de CV	134	717
Minera Frisco SAB de CV - Class A-1 (c)	70	301
MMC Norilsk Nickel - ADR	61	1,032
MMG Ltd. (c)	212	78
Nan Ya Plastics Corp.	560	990
Nine Dragons Paper Holdings Ltd. (e)	185	175
Northam Platinum Ltd.	26	114
Novolipetsk Steel OJSC - GDR	9	144
OCI Co. Ltd.	2	246
Oriental Union Chemical Corp.	80	82
Petronas Chemicals Group Bhd	330	687
Polski Koncern Naftowy Orlen SA (c)	40	624
POSCO Inc.	8	2,384
PPC Ltd.	70	243
PTT Global Chemical PCL	119	284
PTT Global Chemical PCL - NVDR	96	230
Sappi Ltd. (c)	61	191
Semen Gresik Persero Tbk PT	375	684
Sesa Goa Ltd.	30	86
Severstal OAO - GDR	14	126
Severstal OAO - GDR	8	71
Siam Cement PCL	8	129
Siam Cement PCL - NVDR	42	689
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	320	141
Southern Copper Corp.	20	770
Sterlite Industries India Ltd.	177	306
Synthos SA	89	173
Taiwan Cement Corp.	401	495
Taiwan Fertilizer Co. Ltd.	90	216
Tata Steel Ltd.	36	205
Thai Oil PCL	78	171
TSRC Corp.	54	105
Tung Ho Steel Enterprise Corp.	69	66
Ultratech Cement Ltd.	5	158
Uralkali OJSC - GDR	33	1,238
Vale SA	160	2,758
Yingde Gases	102	114
Zaklady Azotowe w Tarnowie-Moscicach SA	4	74
Zhaojin Mining Industry Co. Ltd. - Class H	84	113
Zijin Mining Group Co. Ltd. (e)	734	243
		43,649
TELECOMMUNICATION SERVICES - 7.0%
Advanced Info Service PCL	64	518
Advanced Info Service PCL - NVDR	78	629
America Movil SAB de CV - Class L (e)	4,755	5,047
Axiata Group Bhd	318	680
Bharti Airtel Ltd.	72	386
China Communication Services Corp. Ltd. - Class H	294	191
China Mobile Ltd.	734	7,787
China Telecom Corp. Ltd. - Class H	1,682	851
China Unicom Hong Kong Ltd.	574	774
Chunghwa Telecom Co. Ltd.	448	1,385
DiGi.Com Bhd	373	559
ENTEL Chile SA	15	317
Far EasTone Telecommunications Co. Ltd.	178	404
Globe Telecom Inc.	5	135
Idea Cellular Ltd. (c)	77	163
Indosat Tbk PT - Class A	220	147
KT Corp. - ADR	10	163
LG Telecom Ltd.	26	190
Magyar Telekom Telecommunications Plc	53	91
Maroc Telecom SA	11	130
Maxis Bhd	280	591
MegaFon OAO - GDR (c)	9	263
Mobile Telesystems OJSC - ADR	66	1,358
MTN Group Ltd.	207	3,644
Oi SA	29	101
Orascom Telecom Holding SAE (c)	373	242
Philippine Long Distance Telephone Co.	5	386
Reliance Communications Ltd.	88	90
Rostelecom OJSC - ADR (e)	19	457
Rostelecom OJSC - ADR	6	146
Sistema JSFC - GDR	16	302
SK Telecom Co. Ltd.	1	175
SK Telecom Co. Ltd. - ADR	1	17
Taiwan Mobile Co. Ltd.	212	716
Telecom Egypt Co.	32	62
Telefonica O2 Czech Republic A/S	13	201
Telekom Malaysia Bhd	128	223
Telekomunikacja Polska SA	94	193
Telekomunikasi Indonesia Tbk PT - Class B	1,178	1,336
Tim Participacoes SA	107	470
Turk Telekomunikasyon A/S	56	247
Turkcell Iletisim Hizmetleri A/S (c)	94	628
Vodacom Group Ltd. (e)	44	529
XL Axiata Tbk PT	283	153
ZTE Corp. - Class H (e)	68	119
		33,196

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
UTILITIES - 3.1%
Aboitiz Power Corp.	200	182
AES Gener SA	269	184
Aguas Andinas SA - Class A	336	271
Centrais Eletricas Brasileiras SA	34	118
CEZ A/S	21	601
China Gas Holdings Ltd.	417	416
China Longyuan Power Group Corp. - Class H	313	285
China Resources Gas Group Ltd.	108	301
China Resources Power Holdings Co. Ltd.	243	728
Cia de Saneamento Basico do Estado de Sao Paulo	14	643
Cia de Saneamento de Minas Gerais	6	141
Colbun SA (c)	1,014	310
CPFL Energia SA	31	329
Datang International Power Generation Co. Ltd. - Class H	466	206
E-CL SA	68	144
EDP - Energias do Brasil SA	31	192
Empresa Nacional de Electricidad SA	405	716
Enea SA	9	43
Enersis SA	2,611	1,010
ENN Energy Holdings Ltd.	84	465
Federal Hydrogenerating Co. JSC - ADR	193	371
GAIL India Ltd.	49	286
GCL-Poly Energy Holdings Ltd. (e)	898	184
Glow Energy PCL	42	107
Glow Energy PCL - NVDR	26	65
Huaneng Power International Inc. - Class H	428	457
Interconexion Electrica SA	45	220
Isagen SA ESP	101	141
Korea Electric Power Corp. (c)	33	891
Korea Gas Corp.	2	156
Light SA	11	113
MPX Energia SA (c)	25	117
NTPC Ltd.	141	369
Perusahaan Gas Negara PT	1,354	831
Petronas Gas Bhd	75	461
PGE SA	86	442
Power Grid Corp. of India Ltd.	125	244
Reliance Infrastructure Ltd.	13	76
Reliance Power Ltd. (c)	47	54
Tata Power Co. Ltd.	131	233
Tauron Polska Energia SA	106	139
Tenaga Nasional Bhd	342	795
Tractebel Energia SA	21	351
YTL Corp. Bhd	602	318
YTL Power International Bhd	268	127
		14,833

Total Common Stocks (cost $414,251)		425,710

PREFERRED STOCKS - 7.9%
CONSUMER DISCRETIONARY - 0.5%
Grupo Televisa SAB	320	1,697
Hyundai Motor Co.	5	366
Hyundai Motor Co.	3	212
Lojas Americanas SA	43	371
		2,646
CONSUMER STAPLES - 1.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	15	794
Cia de Bebidas das Americas	92	3,861
Embotelladora Andina SA, Class B	28	189
		4,844
ENERGY - 1.0%
Petroleo Brasileiro SA	512	4,658

FINANCIALS - 2.6%
Banco Bradesco SA	259	4,374
Banco Davivienda SA	12	166
Banco do Estado do Rio Grande do Sul	25	210
BanColombia SA	38	607
Bradespar SA	28	357
Grupo Aval Acciones y Valores	249	176
Grupo de Inversiones Suramericana SA	9	187
Itau Unibanco Holding SA	279	4,960
Itausa - Investimentos Itau SA	305	1,584
		12,621
INDUSTRIALS - 0.0%
Marcopolo SA	21	148

INFORMATION TECHNOLOGY - 0.4%
Samsung Electronics Co. Ltd.	3	1,971

MATERIALS - 1.8%
Braskem SA	19	130
Cemex SAB de CV (e)	1,287	1,563
Gerdau SA	107	817
Grupo Argos SA	17	201
Klabin SA	53	363
LG Chem Ltd.	1	89
Metalurgica Gerdau SA	37	352
Sociedad Quimica y Minera de Chile SA	11	614
Usinas Siderurgicas de Minas Gerais SA, Class A	50	267
Vale SA	244	4,046
		8,442
TELECOMMUNICATION SERVICES - 0.3%
Oi SA	98	299
Telefonica Brasil SA	35	921
		1,220
UTILITIES - 0.3%
AES Tiete SA	12	117
Centrais Eletricas Brasileiras SA	21	130
Cia Energetica de Minas Gerais	56	658
Cia Energetica de Sao Paulo	16	156
Cia Paranaense de Energia	14	208
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	11	52
		1,321

Total Preferred Stocks (cost $39,683)		37,871

RIGHTS - 0.0%
Chinatrust Financial Holding Co. Ltd. (c) (f)	111	10

Total Rights (cost $0)		10

INVESTMENT COMPANIES - 2.0%
iShares MSCI Emerging Market Index Fund	223	9,557

Total Investment Companies (cost $9,424)		9,557

SHORT TERM INVESTMENTS - 2.7%
Investment Company - 1.2%
JNL Money Market Fund, 0.03% (a) (h)	5,883	5,883
Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	6,981	6,981

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Treasury Securities - 0.0%
U.S. Treasury Bill, 0.09%, 06/13/13 (o)	$145	145

Total Short Term Investments (cost $13,009)		13,009

Total Investments - 101.8% (cost $476,367)		486,157
Other Assets and Liabilities, Net - (1.8%)		(8,693)
Total Net Assets - 100.0%		$477,464

JNL/Mellon Capital Management European 30 Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 10.1%
Axel Springer AG (e)	28	$1,199
Reed Elsevier Plc	113	1,340
Wolters Kluwer NV	58	1,259
		3,798
CONSUMER STAPLES - 13.3%
Koninklijke Ahold NV	88	1,348
Metro AG	42	1,208
Tesco Plc	215	1,251
WM Morrison Supermarkets Plc	275	1,156
		4,963
ENERGY - 6.6%
OMV AG	33	1,390
Total SA	23	1,094
		2,484
FINANCIALS - 20.8%
3i Group Plc	333	1,603
Baloise Holding AG	14	1,288
Hannover Rueckversicherung AG	15	1,190
ICAP Plc	236	1,042
Nordea Bank AB	123	1,397
SCOR SE	44	1,257
		7,777
HEALTH CARE - 7.0%
GlaxoSmithKline Plc	54	1,268
Novartis AG	19	1,335
		2,603
INDUSTRIALS - 14.1%
BAE Systems Plc	215	1,289
G4S Plc	282	1,253
Hexagon AB - Class B	47	1,280
Thales SA	34	1,437
		5,259
TELECOMMUNICATION SERVICES - 18.3%
Belgacom SA	40	999
Portugal Telecom SGPS SA (e)	238	1,179
Swisscom AG	3	1,265
Tele2 AB	65	1,139
Telefonica SA	87	1,185
Vivendi SA	53	1,088
		6,855
UTILITIES - 9.2%
Centrica Plc	217	1,213
Enagas SA	55	1,288
Enel SpA	284	932
		3,433

Total Common Stocks (cost $35,907)		37,172

SHORT TERM INVESTMENTS - 4.1%
Investment Company - 1.8%
JNL Money Market Fund, 0.03% (a) (h)	672	672
Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	872	872

Total Short Term Investments (cost $1,544)		1,544

Total Investments - 103.5% (cost $37,451)		38,716
Other Assets and Liabilities, Net - (3.5%)		(1,310)
Total Net Assets - 100.0%		$37,406

JNL/Mellon Capital Management Pacific Rim 30 Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 6.3%
Shimamura Co. Ltd.	37	$4,314
Yue Yuen Industrial Holdings Ltd.	1,070	3,495
		7,809
CONSUMER STAPLES - 6.4%
FamilyMart Co. Ltd.	87	3,974
Lawson Inc. (e)	53	4,039
		8,013
ENERGY - 2.9%
Idemitsu Kosan Co. Ltd. (e)	41	3,603

FINANCIALS - 17.2%
Australia & New Zealand Banking Group Ltd.	137	4,098
Bendigo and Adelaide Bank Ltd. (e)	405	4,346
First Pacific Co. Ltd.	3,254	4,411
Insurance Australia Group Ltd.	734	4,378
Suncorp Group Ltd.	338	4,177
		21,410
INDUSTRIALS - 20.4%
Central Japan Railway Co. (e)	44	4,660
East Japan Railway Co.	55	4,556
Sumitomo Corp.	281	3,553
Toll Holdings Ltd. (e)	755	4,677
West Japan Railway Co.	91	4,373
Yangzijiang Shipbuilding Holdings Ltd. (e)	4,547	3,574
		25,393
MATERIALS - 3.3%
Amcor Ltd.	427	4,132

TELECOMMUNICATION SERVICES - 12.4%
KDDI Corp. (e)	101	4,240
Nippon Telegraph & Telephone Corp.	85	3,716
NTT DoCoMo Inc.	2	3,704
Telecom Corp. of New Zealand Ltd. (e)	1,904	3,737
		15,397
UTILITIES - 28.8%
AGL Energy Ltd.	224	3,705
Cheung Kong Infrastructure Holdings Ltd.	583	4,006
CLP Holdings Ltd.	427	3,743
Electric Power Development Co. Ltd. (e)	151	3,840

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Hongkong Electric Holdings Ltd.	419	3,955
Osaka Gas Co. Ltd.	984	4,303
SP AusNet	3,101	3,870
Toho Gas Co. Ltd. (e)	667	4,250
Tokyo Gas Co. Ltd.	782	4,226
		35,898

Total Common Stocks (cost $108,122)		121,655

INVESTMENT COMPANIES - 1.3%
iShares MSCI EAFE Index Fund	28	1,657

Total Investment Companies (cost $1,663)		1,657

SHORT TERM INVESTMENTS - 20.7%
Investment Company - 0.1%
JNL Money Market Fund, 0.03% (a) (h)	79	79
Securities Lending Collateral - 20.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	25,573	25,573

Total Short Term Investments (cost $25,652)		25,652

Total Investments - 119.7% (cost $135,437)		148,964
Other Assets and Liabilities, Net - (19.7%)		(24,486)
Total Net Assets - 100.0%		$124,478

JNL/Mellon Capital Management S&P 500 Index Fund
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 11.5%
Abercrombie & Fitch Co. - Class A	11	$503
Amazon.com Inc. (c)	47	12,510
Apollo Group Inc. - Class A (c) (e)	14	245
AutoNation Inc. (c)	5	208
AutoZone Inc. (c)	5	1,940
Bed Bath & Beyond Inc. (c)	30	1,911
Best Buy Co. Inc.	35	775
BorgWarner Inc. (c)	15	1,127
Cablevision Systems Corp. - Class A	25	379
Carmax Inc. (c)	30	1,256
Carnival Corp.	57	1,953
CBS Corp. - Class B	77	3,577
Chipotle Mexican Grill Inc. - Class A (c)	4	1,353
Coach Inc.	37	1,829
Comcast Corp. - Class A	342	14,379
D.R. Horton Inc.	35	846
Darden Restaurants Inc.	16	840
Delphi Automotive Plc	37	1,637
DIRECTV (c)	74	4,197
Discovery Communications Inc. - Class A (c)	30	2,372
Dollar General Corp. (c)	34	1,740
Dollar Tree Inc. (c)	30	1,460
Expedia Inc.	12	713
Family Dollar Stores Inc.	13	744
Ford Motor Co.	509	6,687
Fossil Inc. (c)	7	670
GameStop Corp. - Class A (e)	15	433
Gannett Co. Inc.	30	665
Gap Inc.	39	1,364
Garmin Ltd. (e)	14	467
Genuine Parts Co. (e)	20	1,558
Goodyear Tire & Rubber Co. (c)	31	387
H&R Block Inc. (e)	36	1,046
Harley-Davidson Inc.	30	1,592
Harman International Industries Inc.	9	402
Hasbro Inc. (e)	15	650
Home Depot Inc.	193	13,435
International Game Technology	36	587
Interpublic Group of Cos. Inc.	54	699
J.C. Penney Co. Inc. (e)	18	278
Johnson Controls Inc.	89	3,128
Kohl’s Corp.	28	1,280
L Brands Inc.	31	1,394
Leggett & Platt Inc. (e)	18	625
Lennar Corp. - Class A (e)	20	840
Lowe’s Cos. Inc.	144	5,463
Macy’s Inc.	53	2,198
Marriott International Inc. - Class A	33	1,381
Mattel Inc.	44	1,908
McDonald’s Corp.	129	12,887
McGraw-Hill Cos. Inc.	36	1,861
Netflix Inc. (c)	7	1,279
Newell Rubbermaid Inc.	38	997
News Corp. - Class A	259	7,898
Nike Inc. - Class B	96	5,642
Nordstrom Inc.	20	1,130
O’Reilly Automotive Inc. (c)	15	1,582
Omnicom Group Inc.	35	2,044
PetSmart Inc.	14	870
Priceline.com Inc. (c)	6	4,460
Pulte Homes Inc. (c)	44	898
PVH Corp.	10	1,078
Ralph Lauren Corp. - Class A	8	1,371
Ross Stores Inc.	29	1,743
Scripps Networks Interactive Inc. - Class A	11	738
Staples Inc. (e)	86	1,149
Starbucks Corp.	95	5,425
Starwood Hotels & Resorts Worldwide Inc.	26	1,639
Target Corp.	85	5,826
Tiffany & Co. (e)	16	1,080
Time Warner Cable Inc.	40	3,805
Time Warner Inc.	123	7,106
TJX Cos. Inc.	96	4,476
TripAdvisor Inc. (c)	14	728
Urban Outfitters Inc. (c)	14	527
VF Corp.	11	1,928
Viacom Inc. - Class B	61	3,757
Walt Disney Co.	234	13,296
Washington Post Co. - Class B	1	252
Whirlpool Corp.	10	1,167
Wyndham Worldwide Corp.	18	1,189
Wynn Resorts Ltd.	10	1,256
Yum! Brands Inc.	59	4,266
		212,981
CONSUMER STAPLES - 10.7%
Altria Group Inc.	264	9,077
Archer-Daniels-Midland Co.	84	2,831
Avon Products Inc.	57	1,180
Beam Inc.	20	1,285
Brown-Forman Corp. - Class B	19	1,368
Campbell Soup Co. (e)	23	1,038
Clorox Co.	17	1,476
Coca-Cola Co.	497	20,115
Coca-Cola Enterprises Inc.	37	1,365
Colgate-Palmolive Co.	58	6,836
ConAgra Foods Inc.	52	1,861
Constellation Brands Inc. - Class A (c)	19	926
Costco Wholesale Corp.	56	5,963
CVS Caremark Corp.	160	8,809
Dean Foods Co. (c)	25	445

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Dr. Pepper Snapple Group Inc.	27	1,274
Estee Lauder Cos. Inc. - Class A	31	1,955
General Mills Inc.	84	4,162
Hershey Co.	19	1,690
HJ Heinz Co.	42	3,019
Hormel Foods Corp.	17	709
JM Smucker Co.	14	1,415
Kellogg Co.	32	2,080
Kimberly-Clark Corp.	51	5,032
Kraft Foods Group Inc.	77	3,958
Kroger Co.	65	2,141
Lorillard Inc.	50	2,013
McCormick & Co. Inc.	17	1,282
Mead Johnson Nutrition Co.	26	2,014
Molson Coors Brewing Co. - Class B	20	991
Mondelez International Inc. - Class A	230	7,053
Monster Beverage Corp. (c)	20	934
PepsiCo Inc.	199	15,767
Philip Morris International Inc.	215	19,971
Procter & Gamble Co.	353	27,187
Reynolds American Inc.	42	1,879
Safeway Inc. (e)	30	785
Sysco Corp.	77	2,692
Tyson Foods Inc. - Class A	35	877
Wal-Mart Stores Inc.	216	16,130
Walgreen Co.	112	5,318
Whole Foods Market Inc.	22	1,897
		198,800
ENERGY - 10.7%
Anadarko Petroleum Corp.	65	5,683
Apache Corp.	51	3,926
Baker Hughes Inc.	57	2,659
Cabot Oil & Gas Corp. - Class A	27	1,807
Cameron International Corp. (c)	32	2,099
Chesapeake Energy Corp. (e)	68	1,383
Chevron Corp.	253	30,014
ConocoPhillips	158	9,478
CONSOL Energy Inc.	30	1,009
Denbury Resources Inc. (c)	51	943
Devon Energy Corp.	48	2,725
Diamond Offshore Drilling Inc. (e)	8	591
Ensco Plc - Class A	30	1,820
EOG Resources Inc.	35	4,500
EQT Corp.	20	1,331
Exxon Mobil Corp.	582	52,414
FMC Technologies Inc. (c)	30	1,639
Halliburton Co.	121	4,877
Helmerich & Payne Inc.	14	846
Hess Corp.	39	2,773
Kinder Morgan Inc.	82	3,171
Marathon Oil Corp.	92	3,098
Marathon Petroleum Corp.	43	3,892
Murphy Oil Corp.	24	1,550
Nabors Industries Ltd.	38	612
National Oilwell Varco Inc.	55	3,924
Newfield Exploration Co. (c)	18	394
Noble Corp.	32	1,227
Noble Energy Inc.	23	2,685
Occidental Petroleum Corp.	105	8,242
Peabody Energy Corp.	35	744
Phillips 66	82	5,709
Pioneer Natural Resources Co.	16	2,015
QEP Resources Inc.	23	720
Range Resources Corp.	21	1,662
Rowan Cos. Plc - Class A (c)	15	546
Schlumberger Ltd.	172	12,899
Southwestern Energy Co. (c)	45	1,660
Spectra Energy Corp.	83	2,562
Tesoro Corp.	18	1,081
Valero Energy Corp.	72	3,274
Williams Cos. Inc.	87	3,267
WPX Energy Inc. (c)	27	427
		197,878
FINANCIALS - 15.5%
ACE Ltd.	44	3,925
AFLAC Inc.	61	3,174
Allstate Corp.	63	3,102
American Express Co.	125	8,435
American International Group Inc. (c)	191	7,420
American Tower Corp.	51	3,957
Ameriprise Financial Inc.	27	2,015
Aon Plc - Class A	42	2,587
Apartment Investment & Management Co. - Class A	19	571
Assurant Inc.	10	472
AvalonBay Communities Inc.	14	1,830
Bank of America Corp.	1,399	17,037
Bank of New York Mellon Corp. (a)	151	4,239
BB&T Corp.	91	2,859
Berkshire Hathaway Inc. - Class B (c)	237	24,656
BlackRock Inc.	16	4,107
Boston Properties Inc.	19	1,942
Capital One Financial Corp.	76	4,153
CBRE Group Inc. - Class A (c)	41	1,042
Charles Schwab Corp.	143	2,532
Chubb Corp.	35	3,033
Cincinnati Financial Corp.	19	918
Citigroup Inc.	394	17,426
CME Group Inc. (e)	39	2,418
Comerica Inc. (e)	24	855
Discover Financial Services	67	3,017
E*TRADE Financial Corp. (c)	32	346
Equity Residential	42	2,294
Fifth Third Bancorp	120	1,957
First Horizon National Corp. (e)	29	312
Franklin Resources Inc.	18	2,667
Genworth Financial Inc. - Class A (c)	62	616
Goldman Sachs Group Inc.	57	8,349
Hartford Financial Services Group Inc.	55	1,413
HCP Inc.	56	2,807
Health Care REIT Inc.	33	2,241
Host Hotels & Resorts Inc.	92	1,610
Hudson City Bancorp Inc.	65	563
Huntington Bancshares Inc.	113	838
IntercontinentalExchange Inc. (c) (e)	9	1,521
Invesco Ltd.	58	1,688
JPMorgan Chase & Co.	497	23,565
KeyCorp	124	1,234
Kimco Realty Corp.	53	1,198
Legg Mason Inc. (e)	16	516
Leucadia National Corp.	38	1,040
Lincoln National Corp.	37	1,202
Loews Corp.	41	1,801
M&T Bank Corp. (e)	16	1,636
Marsh & McLennan Cos. Inc.	71	2,695
MetLife Inc.	142	5,391
Moody’s Corp.	25	1,322
Morgan Stanley	178	3,910
NASDAQ OMX Group Inc.	16	521
Northern Trust Corp.	28	1,539
NYSE Euronext	32	1,238
People’s United Financial Inc.	46	615
Plum Creek Timber Co. Inc.	20	1,070
PNC Financial Services Group Inc.	69	4,579

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Principal Financial Group Inc.	37	1,262
Progressive Corp.	72	1,825
ProLogis Inc.	59	2,350
Prudential Financial Inc.	61	3,579
Public Storage	19	2,862
Regions Financial Corp.	179	1,463
Simon Property Group Inc.	41	6,448
SLM Corp.	61	1,245
State Street Corp.	59	3,491
SunTrust Banks Inc.	69	1,977
T. Rowe Price Group Inc.	33	2,481
Torchmark Corp.	13	760
Travelers Cos. Inc.	49	4,160
U.S. Bancorp	242	8,198
Unum Group	36	1,003
Ventas Inc.	39	2,820
Vornado Realty Trust	22	1,821
Wells Fargo & Co.	636	23,523
Weyerhaeuser Co.	69	2,157
XL Group Plc	40	1,219
Zions Bancorp	23	578
		287,238
HEALTH CARE - 12.3%
Abbott Laboratories	204	7,195
AbbVie Inc.	204	8,307
Actavis Inc. (c)	16	1,505
Aetna Inc.	44	2,258
Agilent Technologies Inc.	44	1,865
Alexion Pharmaceuticals Inc. (c)	25	2,318
Allergan Inc.	40	4,469
AmerisourceBergen Corp.	32	1,642
Amgen Inc.	97	9,967
Baxter International Inc.	71	5,172
Becton Dickinson & Co.	25	2,435
Biogen Idec Inc. (c)	31	5,929
Boston Scientific Corp. (c)	186	1,455
Bristol-Myers Squibb Co.	212	8,730
Cardinal Health Inc.	43	1,808
CareFusion Corp. (c)	29	1,006
Celgene Corp. (c)	54	6,269
Cerner Corp. (c)	18	1,744
CIGNA Corp.	37	2,299
Coventry Health Care Inc.	18	842
Covidien Plc	62	4,237
CR Bard Inc.	11	1,062
DaVita HealthCare Partners Inc. (c)	11	1,303
Dentsply International Inc.	18	780
Edwards Lifesciences Corp. (c)	15	1,206
Eli Lilly & Co.	130	7,363
Express Scripts Holding Co. (c)	105	6,074
Forest Laboratories Inc. (c)	30	1,150
Gilead Sciences Inc. (c)	197	9,620
Hospira Inc. (c)	22	717
Humana Inc.	21	1,440
Intuitive Surgical Inc. (c)	5	2,557
Johnson & Johnson	363	29,559
Laboratory Corp. of America Holdings (c)	12	1,106
Life Technologies Corp. (c)	23	1,487
McKesson Corp.	31	3,322
Medtronic Inc.	132	6,185
Merck & Co. Inc.	392	17,333
Mylan Inc. (c)	54	1,549
Patterson Cos. Inc.	10	399
PerkinElmer Inc.	15	494
Perrigo Co.	12	1,390
Pfizer Inc.	934	26,941
Quest Diagnostics Inc.	20	1,149
St. Jude Medical Inc.	40	1,617
Stryker Corp.	37	2,435
Tenet Healthcare Corp. (c)	13	634
Thermo Fisher Scientific Inc.	48	3,642
UnitedHealth Group Inc.	131	7,506
Varian Medical Systems Inc. (c)	15	1,051
Waters Corp. (c)	11	1,056
WellPoint Inc.	38	2,548
Zimmer Holdings Inc.	23	1,720
		227,847
INDUSTRIALS - 9.9%
3M Co.	83	8,783
ADT Corp.	30	1,465
Avery Dennison Corp.	14	588
Boeing Co.	87	7,482
Caterpillar Inc.	85	7,380
CH Robinson Worldwide Inc.	21	1,224
Cintas Corp.	14	605
CSX Corp.	135	3,337
Cummins Inc.	23	2,636
Danaher Corp.	76	4,722
Deere & Co.	50	4,337
Dover Corp.	23	1,686
Dun & Bradstreet Corp. (e)	6	522
Eaton Corp. Plc	60	3,693
Emerson Electric Co.	95	5,284
Equifax Inc.	15	848
Expeditors International of Washington Inc.	28	989
Fastenal Co.	35	1,785
FedEx Corp.	38	3,688
Flowserve Corp.	7	1,097
Fluor Corp.	21	1,413
General Dynamics Corp.	43	3,010
General Electric Co.	1,353	31,292
Honeywell International Inc.	101	7,644
Illinois Tool Works Inc.	56	3,386
Ingersoll-Rand Plc	35	1,939
Iron Mountain Inc.	22	797
Jacobs Engineering Group Inc. (c)	17	944
Joy Global Inc.	14	832
L-3 Communications Holdings Inc.	13	1,012
Lockheed Martin Corp.	35	3,385
Masco Corp.	47	956
Norfolk Southern Corp.	41	3,185
Northrop Grumman Systems Corp.	32	2,263
PACCAR Inc.	45	2,300
Pall Corp.	15	1,001
Parker Hannifin Corp.	19	1,767
Pentair Ltd.	26	1,391
Pitney Bowes Inc. (e)	27	395
Precision Castparts Corp.	19	3,590
Quanta Services Inc. (c)	26	749
Raytheon Co.	42	2,495
Republic Services Inc. - Class A	38	1,270
Robert Half International Inc.	18	683
Rockwell Automation Inc.	18	1,578
Rockwell Collins Inc.	18	1,165
Roper Industries Inc.	13	1,632
Ryder System Inc.	6	343
Snap-On Inc.	8	621
Southwest Airlines Co.	99	1,329
Stanley Black & Decker Inc.	21	1,728
Stericycle Inc. (c)	11	1,143
Textron Inc.	35	1,056
Tyco International Ltd.	60	1,914
Union Pacific Corp.	60	8,607
United Parcel Service Inc. - Class B	92	7,891

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
United Technologies Corp.	109	10,179
Waste Management Inc.	56	2,196
WW Grainger Inc.	8	1,725
Xylem Inc.	23	633
		183,590
INFORMATION TECHNOLOGY - 17.6%
Accenture Plc - Class A	83	6,270
Adobe Systems Inc. (c)	64	2,793
Advanced Micro Devices Inc. (c) (e)	72	184
Akamai Technologies Inc. (c)	22	783
Altera Corp.	41	1,440
Amphenol Corp. - Class A	21	1,537
Analog Devices Inc.	39	1,819
Apple Inc.	122	53,793
Applied Materials Inc.	158	2,136
Autodesk Inc. (c)	29	1,178
Automatic Data Processing Inc.	63	4,101
BMC Software Inc. (c)	20	940
Broadcom Corp. - Class A	67	2,326
CA Inc.	44	1,097
Cisco Systems Inc.	687	14,358
Citrix Systems Inc. (c)	24	1,716
Cognizant Technology Solutions Corp. - Class A (c)	38	2,921
Computer Sciences Corp.	19	934
Corning Inc.	193	2,571
Dell Inc.	186	2,662
eBay Inc. (c)	151	8,170
Electronic Arts Inc. (c)	42	742
EMC Corp. (c)	273	6,513
F5 Networks Inc. (c)	10	925
Fidelity National Information Services Inc.	38	1,500
First Solar Inc. (c) (e)	7	191
Fiserv Inc. (c)	18	1,562
FLIR Systems Inc.	18	460
Google Inc. - Class A (c)	35	27,504
Harris Corp.	14	646
Hewlett-Packard Co.	256	6,097
Intel Corp.	641	14,006
International Business Machines Corp.	136	29,005
Intuit Inc.	35	2,330
Jabil Circuit Inc.	24	438
JDS Uniphase Corp. (c)	30	397
Juniper Networks Inc. (c)	68	1,261
KLA-Tencor Corp.	22	1,155
Lam Research Corp. (c)	24	1,002
Linear Technology Corp.	29	1,124
LSI Corp. (c)	67	452
MasterCard Inc. - Class A	14	7,545
Microchip Technology Inc. (e)	26	939
Micron Technology Inc. (c)	126	1,254
Microsoft Corp.	978	27,968
Molex Inc. (e)	18	517
Motorola Solutions Inc.	37	2,381
NetApp Inc. (c)	46	1,586
Nvidia Corp.	78	1,006
Oracle Corp.	479	15,503
Paychex Inc. (e)	41	1,429
QUALCOMM Inc.	221	14,799
Red Hat Inc. (c)	25	1,243
SAIC Inc.	36	484
Salesforce.com Inc. (c)	17	3,121
SanDisk Corp. (c)	31	1,716
Seagate Technology	45	1,662
Symantec Corp. (c)	90	2,216
TE Connectivity Ltd.	54	2,284
Teradata Corp. (c)	22	1,263
Teradyne Inc. (c)	24	391
Texas Instruments Inc.	143	5,086
Total System Services Inc.	20	505
VeriSign Inc. (c) (e)	20	956
Visa Inc. - Class A	67	11,371
Western Digital Corp.	29	1,439
Western Union Co.	79	1,186
Xerox Corp.	165	1,422
Xilinx Inc.	33	1,273
Yahoo! Inc. (c)	126	2,968
		326,552
MATERIALS - 3.3%
Air Products & Chemicals Inc.	27	2,352
Airgas Inc.	9	889
Alcoa Inc.	135	1,147
Allegheny Technologies Inc.	13	402
Ball Corp.	20	951
Bemis Co. Inc.	14	551
CF Industries Holdings Inc.	8	1,588
Cliffs Natural Resources Inc. (e)	18	334
Dow Chemical Co.	156	4,961
E.I. du Pont de Nemours & Co.	121	5,944
Eastman Chemical Co.	20	1,364
Ecolab Inc.	34	2,723
FMC Corp.	18	1,030
Freeport-McMoRan Copper & Gold Inc.	123	4,085
International Flavors & Fragrances Inc.	11	829
International Paper Co.	56	2,600
LyondellBasell Industries NV - Class A	49	3,112
MeadWestvaco Corp.	22	813
Monsanto Co.	69	7,316
Mosaic Co.	36	2,121
Newmont Mining Corp.	65	2,706
Nucor Corp.	41	1,872
Owens-Illinois Inc. (c)	21	549
PPG Industries Inc.	20	2,624
Praxair Inc.	39	4,326
Sealed Air Corp.	23	565
Sherwin-Williams Co.	11	1,833
Sigma-Aldrich Corp.	15	1,186
United States Steel Corp. (e)	18	343
Vulcan Materials Co.	17	883
		61,999
TELECOMMUNICATION SERVICES - 2.9%
AT&T Inc.	713	26,174
CenturyLink Inc.	81	2,848
Crown Castle International Corp. (c)	38	2,661
Frontier Communications Corp. (e)	131	521
MetroPCS Communications Inc. (c)	40	436
Sprint Nextel Corp. (c)	382	2,374
Verizon Communications Inc.	370	18,169
Windstream Corp. (e)	78	617
		53,800
UTILITIES - 3.4%
AES Corp.	81	1,019
AGL Resources Inc.	15	641
Ameren Corp.	32	1,118
American Electric Power Co. Inc.	63	3,073
CenterPoint Energy Inc.	54	1,303
CMS Energy Corp.	33	919
Consolidated Edison Inc.	37	2,277
Dominion Resources Inc.	75	4,341
DTE Energy Co.	22	1,491
Duke Energy Corp.	92	6,643
Edison International	42	2,092

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Entergy Corp.	23	1,468
Exelon Corp.	111	3,830
FirstEnergy Corp.	53	2,250
Integrys Energy Group Inc.	10	553
NextEra Energy Inc.	55	4,274
NiSource Inc.	38	1,106
Northeast Utilities	41	1,785
NRG Energy Inc.	42	1,105
Oneok Inc.	26	1,251
Pepco Holdings Inc.	28	592
PG&E Corp.	56	2,478
Pinnacle West Capital Corp.	14	820
PPL Corp.	74	2,316
Public Service Enterprise Group Inc.	64	2,215
SCANA Corp.	17	852
Sempra Energy	29	2,311
Southern Co.	114	5,336
TECO Energy Inc.	26	466
Wisconsin Energy Corp.	30	1,299
Xcel Energy Inc.	64	1,893
		63,117

Total Common Stocks (cost $1,379,929)		1,813,802

SHORT TERM INVESTMENTS - 3.2%
Investment Company - 2.0%
JNL Money Market Fund, 0.03% (a) (h)	37,308	37,308
Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	19,751	19,751
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.09%, 06/13/13 (o)	$1,950	1,950

Total Short Term Investments (cost $59,009)		59,009

Total Investments - 101.0% (cost $1,438,938)		1,872,811
Other Assets and Liabilities, Net - (1.0%)		(17,966)
Total Net Assets - 100.0%		$1,854,845

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 12.3%
Aaron’s Inc.	62	$1,777
Advance Auto Parts Inc.	64	5,267
Aeropostale Inc. (c)	67	911
AMC Networks Inc. - Class A (c)	50	3,152
American Eagle Outfitters Inc.	156	2,911
Ann Inc. (c)	41	1,185
Ascena Retail Group Inc. (c)	108	1,995
Bally Technologies Inc. (c)	37	1,900
Barnes & Noble Inc. (c) (e)	33	543
Big Lots Inc. (c)	50	1,767
Bob Evans Farms Inc.	25	1,062
Brinker International Inc.	63	2,368
Cabela’s Inc. - Class A (c)	39	2,382
Carter’s Inc. (c)	44	2,533
Cheesecake Factory Inc. (e)	42	1,632
Chico’s FAS Inc.	142	2,389
Cinemark Holdings Inc.	87	2,559
Deckers Outdoor Corp. (c) (e)	31	1,707
DeVry Inc. (e)	49	1,547
Dick’s Sporting Goods Inc.	84	3,995
DreamWorks Animation SKG Inc. - Class A (c) (e)	61	1,161
Foot Locker Inc.	131	4,491
Gentex Corp.	126	2,521
Guess? Inc.	52	1,289
HanesBrands Inc. (c)	85	3,873
HSN Inc.	32	1,731
International Speedway Corp. - Class A	22	732
Jarden Corp. (c)	97	4,150
John Wiley & Sons Inc. - Class A	41	1,594
KB Home (e)	68	1,471
Lamar Advertising Co. - Class A (c)	49	2,376
Life Time Fitness Inc. (c)	35	1,496
LKQ Corp. (c)	257	5,600
Matthews International Corp. - Class A	23	801
MDC Holdings Inc.	32	1,190
Meredith Corp. (e)	32	1,215
Mohawk Industries Inc. (c)	50	5,699
New York Times Co. - Class A (c)	104	1,021
NVR Inc. (c)	4	4,371
Office Depot Inc. (c) (e)	245	962
Panera Bread Co. - Class A (c)	24	4,045
Polaris Industries Inc.	55	5,120
Regis Corp. (e)	49	899
Rent-A-Center Inc.	51	1,866
Saks Inc. (c) (e)	87	993
Scholastic Corp. (e)	23	617
Scientific Games Corp. - Class A (c)	47	413
Service Corp. International	184	3,079
Signet Jewelers Ltd.	69	4,650
Sotheby’s - Class A	59	2,214
Strayer Education Inc. (e)	10	477
Tempur-Pedic International Inc. (c)	51	2,518
Thor Industries Inc.	38	1,415
Toll Brothers Inc. (c)	130	4,454
Tractor Supply Co.	60	6,240
Tupperware Brands Corp.	47	3,827
Under Armour Inc. - Class A (c)	67	3,441
Valassis Communications Inc. (e)	34	1,027
Wendy’s Co. (e)	249	1,413
Williams-Sonoma Inc.	75	3,880
WMS Industries Inc. (c)	45	1,126
		145,040
CONSUMER STAPLES - 3.6%
Church & Dwight Co. Inc.	119	7,711
Energizer Holdings Inc.	54	5,356
Flowers Foods Inc.	101	3,311
Green Mountain Coffee Roasters Inc. (c) (e)	107	6,069
Harris Teeter Supermarkets Inc.	42	1,794
Hillshire Brands Co.	106	3,709
Ingredion Inc.	66	4,792
Lancaster Colony Corp.	17	1,287
Post Holdings Inc. (c)	28	1,187
Smithfield Foods Inc. (c)	109	2,882
SUPERVALU Inc. (e)	172	866
Tootsie Roll Industries Inc. (e)	19	554
United Natural Foods Inc. (c)	42	2,085
Universal Corp. (e)	20	1,119
		42,722
ENERGY - 5.9%
Alpha Natural Resources Inc. (c)	186	1,530
Arch Coal Inc. (e)	180	976
Atwood Oceanics Inc. (c)	50	2,604
Bill Barrett Corp. (c) (e)	40	815
CARBO Ceramics Inc. (e)	17	1,521
Cimarex Energy Co.	75	5,638

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Dresser-Rand Group Inc. (c)	66	4,058
Dril-Quip Inc. (c)	32	2,766
Energen Corp.	63	3,264
Forest Oil Corp. (c) (e)	104	548
Helix Energy Solutions Group Inc. (c)	83	1,896
HollyFrontier Corp.	175	9,021
Northern Oil and Gas Inc. (c) (e)	54	778
Oceaneering International Inc.	94	6,224
Oil States International Inc. (c)	48	3,884
Patterson-UTI Energy Inc.	126	3,012
Plains Exploration & Production Co. (c)	112	5,322
Quicksilver Resources Inc. (c) (e)	103	231
Rosetta Resources Inc. (c)	46	2,194
SM Energy Co.	57	3,360
Superior Energy Services Inc. (c)	137	3,554
Tidewater Inc.	43	2,195
Unit Corp. (c)	38	1,723
World Fuel Services Corp.	63	2,497
		69,611
FINANCIALS - 22.6%
Affiliated Managers Group Inc. (c)	45	6,959
Alexander & Baldwin Inc. (c)	36	1,280
Alexandria Real Estate Equities Inc.	55	3,877
Alleghany Corp. (c)	15	5,822
American Campus Communities Inc.	90	4,097
American Financial Group Inc.	66	3,120
Apollo Investment Corp.	178	1,486
Arthur J Gallagher & Co.	107	4,435
Aspen Insurance Holdings Ltd.	61	2,347
Associated Bancorp	148	2,245
Astoria Financial Corp.	68	670
BancorpSouth Inc.	70	1,148
Bank of Hawaii Corp. (e)	39	2,006
BioMed Realty Trust Inc.	159	3,434
BRE Properties Inc. - Class A	67	3,254
Brown & Brown Inc.	102	3,280
Camden Property Trust	73	4,989
Cathay General Bancorp	62	1,247
CBOE Holdings Inc.	76	2,811
City National Corp.	40	2,351
Commerce Bancshares Inc.	68	2,782
Corporate Office Properties Trust	70	1,858
Cullen/Frost Bankers Inc. (e)	53	3,343
Duke Realty Corp.	277	4,701
East West Bancorp Inc.	122	3,142
Eaton Vance Corp. (e)	100	4,195
Equity One Inc.	51	1,229
Essex Property Trust Inc.	33	4,912
Everest Re Group Ltd.	44	5,778
Extra Space Storage Inc.	88	3,467
Federal Realty Investment Trust	56	6,016
Federated Investors Inc. - Class B (e)	81	1,913
Fidelity National Financial Inc. - Class A	185	4,673
First American Financial Corp.	90	2,311
First Niagara Financial Group Inc.	307	2,723
FirstMerit Corp. (e)	96	1,588
Fulton Financial Corp.	171	2,000
Greenhill & Co. Inc. (e)	23	1,208
Hancock Holding Co.	74	2,286
Hanover Insurance Group Inc.	38	1,877
HCC Insurance Holdings Inc.	88	3,685
Highwoods Properties Inc.	69	2,740
Home Properties Inc.	44	2,761
Hospitality Properties Trust	119	3,260
International Bancshares Corp.	46	952
Janus Capital Group Inc. (e)	161	1,511
Jones Lang LaSalle Inc.	38	3,812
Kemper Corp.	46	1,506
Kilroy Realty Corp.	64	3,369
Liberty Property Trust	102	4,064
Macerich Co.	118	7,590
Mack-Cali Realty Corp.	71	2,020
Mercury General Corp.	31	1,157
MSCI Inc. - Class A (c)	104	3,530
National Retail Properties Inc. (e)	100	3,622
New York Community Bancorp Inc. (e)	381	5,471
Old Republic International Corp.	212	2,688
Omega Healthcare Investors Inc. (e)	97	2,953
Potlatch Corp.	34	1,581
Primerica Inc.	40	1,323
Prosperity Bancshares Inc.	37	1,764
Protective Life Corp.	68	2,424
Raymond James Financial Inc.	97	4,481
Rayonier Inc.	107	6,363
Realty Income Corp. (e)	168	7,603
Regency Centers Corp.	78	4,139
Reinsurance Group of America Inc.	64	3,825
SEI Investments Co.	118	3,402
Senior Housing Properties Trust	161	4,327
Signature Bank (c)	40	3,152
SL Green Realty Corp.	78	6,739
StanCorp Financial Group Inc.	37	1,597
SVB Financial Group (c)	39	2,748
Synovus Financial Corp. (e)	670	1,857
Taubman Centers Inc.	55	4,239
TCF Financial Corp.	138	2,069
Trustmark Corp. (e)	55	1,384
UDR Inc.	217	5,256
Valley National Bancorp (e)	168	1,721
Waddell & Reed Financial Inc. - Class A	73	3,208
Washington Federal Inc.	90	1,567
Webster Financial Corp.	71	1,732
Weingarten Realty Investors	97	3,066
Westamerica Bancorp (e)	24	1,080
WR Berkley Corp.	95	4,227
		266,425
HEALTH CARE - 9.5%
Allscripts-Misys Healthcare Solutions Inc. (c)	146	1,985
Bio-Rad Laboratories Inc. - Class A (c)	18	2,212
Charles River Laboratories International Inc. (c)	43	1,885
Community Health Systems Inc.	79	3,760
Cooper Cos. Inc.	42	4,491
Covance Inc. (c)	47	3,499
Endo Pharmaceuticals Holdings Inc. (c)	99	3,044
Health Management Associates Inc. - Class A (c)	218	2,808
Health Net Inc. (c)	71	2,028
Henry Schein Inc. (c)	76	7,049
Hill-Rom Holdings Inc.	53	1,861
HMS Holdings Corp. (c)	75	2,046
Hologic Inc. (c)	230	5,198
Idexx Laboratories Inc. (c)	48	4,416
LifePoint Hospitals Inc. (c)	42	2,014
Masimo Corp.	44	864
MEDNAX Inc. (c)	43	3,879
Mettler-Toledo International Inc. (c)	26	5,587
Omnicare Inc.	91	3,685
Owens & Minor Inc. (e)	54	1,763
Regeneron Pharmaceuticals Inc. (c)	66	11,617
ResMed Inc. (e)	123	5,722
STERIS Corp.	49	2,050
Techne Corp.	30	2,050
Teleflex Inc.	36	3,010
Thoratec Corp. (c)	50	1,874

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
United Therapeutics Corp. (c)	40	2,462
Universal Health Services Inc. - Class B	77	4,900
VCA Antech Inc. (c)	75	1,754
Vertex Pharmaceuticals Inc. (c)	187	10,291
WellCare Health Plans Inc. (c)	37	2,123
		111,927
INDUSTRIALS - 17.4%
Acuity Brands Inc.	37	2,548
AECOM Technology Corp. (c)	91	2,978
AGCO Corp.	84	4,404
Alaska Air Group Inc. (c)	61	3,931
Alliant Techsystems Inc.	29	2,070
AMETEK Inc.	210	9,125
B/E Aerospace Inc. (c)	90	5,449
Brink’s Co.	41	1,147
Carlisle Cos. Inc.	55	3,695
CLARCOR Inc.	43	2,237
Clean Harbors Inc. (c)	46	2,656
Con-Way Inc.	48	1,678
Copart Inc. (c)	92	3,152
Corporate Executive Board Co.	29	1,707
Corrections Corp. of America	87	3,403
Crane Co.	42	2,344
Deluxe Corp.	44	1,802
Donaldson Co. Inc.	117	4,231
Esterline Technologies Corp. (c)	26	1,989
Exelis Inc.	159	1,732
Fortune Brands Home & Security Inc. (c)	142	5,300
FTI Consulting Inc. (c) (e)	36	1,355
Gardner Denver Inc.	42	3,187
GATX Corp.	40	2,072
General Cable Corp. (c)	42	1,542
Genesee & Wyoming Inc. - Class A (c)	42	3,927
Graco Inc.	53	3,060
Granite Construction Inc.	30	954
Harsco Corp.	71	1,748
Herman Miller Inc.	50	1,383
HNI Corp. (e)	39	1,368
Hubbell Inc. - Class B	46	4,509
Huntington Ingalls Industries Inc.	42	2,247
IDEX Corp.	71	3,803
ITT Corp.	79	2,237
JB Hunt Transport Services Inc.	79	5,859
JetBlue Airways Corp. (c) (e)	189	1,305
Kansas City Southern	95	10,585
KBR Inc.	128	4,109
Kennametal Inc.	70	2,724
Kirby Corp. (c)	49	3,736
Landstar System Inc.	41	2,324
Lennox International Inc.	39	2,493
Lincoln Electric Holdings Inc.	73	3,938
Manpower Inc.	67	3,773
Matson Inc.	36	888
Mine Safety Appliances Co.	26	1,310
MSC Industrial Direct Co. - Class A	40	3,467
Nordson Corp.	49	3,240
Oshkosh Corp. (c)	76	3,224
Regal-Beloit Corp.	38	3,136
Rollins Inc.	58	1,415
RR Donnelley & Sons Co. (e)	156	1,878
SPX Corp.	41	3,208
Terex Corp. (c)	94	3,229
Timken Co.	69	3,901
Towers Watson & Co. - Class A	49	3,386
Trinity Industries Inc.	69	3,124
Triumph Group Inc.	43	3,413
United Rentals Inc. (c)	81	4,438
URS Corp.	67	3,176
UTi Worldwide Inc.	91	1,318
Valmont Industries Inc.	20	3,206
Wabtec Corp.	42	4,253
Waste Connections Inc.	107	3,856
Watsco Inc.	25	2,119
Werner Enterprises Inc.	39	946
Woodward Governor Co.	51	2,036
		205,983
INFORMATION TECHNOLOGY - 14.8%
ACI Worldwide Inc. (c)	34	1,655
Acxiom Corp. (c)	63	1,286
ADTRAN Inc. (e)	54	1,059
Advent Software Inc. (c)	26	728
Alliance Data Systems Corp. (c) (e)	43	7,013
Ansys Inc. (c)	80	6,528
AOL Inc.	66	2,550
Arrow Electronics Inc. (c)	92	3,734
Atmel Corp. (c)	377	2,621
Avnet Inc. (c)	119	4,311
Broadridge Financial Solutions Inc.	106	2,633
Cadence Design Systems Inc. (c)	240	3,336
Ciena Corp. (c)	88	1,409
CommVault Systems Inc. (c)	37	3,012
Compuware Corp. (c)	188	2,352
Concur Technologies Inc. (c) (e)	39	2,697
Convergys Corp.	92	1,572
CoreLogic Inc. (c)	84	2,182
Cree Inc. (c) (e)	101	5,527
Cypress Semiconductor Corp. (e)	115	1,273
Diebold Inc.	54	1,626
DST Systems Inc.	26	1,850
Equinix Inc. (c)	42	9,046
FactSet Research Systems Inc. (e)	36	3,295
Fair Isaac Corp.	30	1,372
Fairchild Semiconductor International Inc. (c)	108	1,534
Gartner Inc. - Class A (c)	81	4,420
Global Payments Inc.	69	3,411
Informatica Corp. (c)	95	3,258
Ingram Micro Inc. - Class A (c)	129	2,545
Integrated Device Technology Inc. (c)	127	948
InterDigital Inc. (e)	36	1,718
International Rectifier Corp. (c) (e)	59	1,242
Intersil Corp. - Class A	109	951
Itron Inc. (c)	33	1,552
Jack Henry & Associates Inc.	74	3,419
Lender Processing Services Inc.	72	1,830
Lexmark International Inc. - Class A (e)	56	1,476
Mantech International Corp. - Class A (e)	19	511
MEMC Electronic Materials Inc. (c)	189	830
Mentor Graphics Corp. (c)	81	1,469
MICROS Systems Inc. (c)	70	3,175
Monster Worldwide Inc. (c)	98	499
National Instruments Corp.	82	2,690
NCR Corp. (c)	141	3,887
NeuStar Inc. - Class A (c)	58	2,694
Plantronics Inc.	36	1,605
Polycom Inc. (c)	152	1,680
PTC Inc. (c)	101	2,585
QLogic Corp. (c)	83	965
Rackspace Hosting Inc. (c)	94	4,756
RF Micro Devices Inc. (c)	238	1,269
Riverbed Technology Inc. (c)	139	2,074
Rovi Corp. (c)	90	1,925
Semtech Corp. (c)	58	2,044
Silicon Laboratories Inc. (c)	33	1,345
Skyworks Solutions Inc. (c)	166	3,659

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
SolarWinds Inc. (c)	53	3,132
Solera Holdings Inc.	60	3,479
Synopsys Inc. (c)	132	4,753
Tech Data Corp. (c)	33	1,508
Tellabs Inc.	308	645
TIBCO Software Inc. (c)	134	2,709
Trimble Navigation Ltd. (c)	218	6,542
ValueClick Inc. (c)	63	1,865
VeriFone Holdings Inc. (c)	94	1,941
Vishay Intertechnology Inc. (c) (e)	112	1,519
WEX Inc. (c)	33	2,591
Zebra Technologies Corp. - Class A (c)	45	2,128
		175,445
MATERIALS - 6.7%
Albemarle Corp.	78	4,862
AptarGroup Inc.	58	3,324
Ashland Inc.	63	4,717
Cabot Corp.	50	1,723
Carpenter Technology Corp.	37	1,844
Commercial Metals Co.	99	1,569
Compass Minerals International Inc.	28	2,219
Cytec Industries Inc.	39	2,877
Domtar Corp.	31	2,379
Greif Inc. - Class A	26	1,386
Intrepid Potash Inc.	45	848
Louisiana-Pacific Corp. (c)	120	2,600
Martin Marietta Materials Inc. (e)	40	4,069
Minerals Technologies Inc.	30	1,261
NewMarket Corp. (e)	9	2,435
Olin Corp.	70	1,766
Packaging Corp. of America	85	3,833
Reliance Steel & Aluminum Co.	65	4,661
Rock-Tenn Co. - Class A	62	5,707
Royal Gold Inc.	56	3,990
RPM International Inc.	115	3,625
Scotts Miracle-Gro Co. - Class A	33	1,411
Sensient Technologies Corp.	44	1,706
Silgan Holdings Inc.	38	1,805
Sonoco Products Co.	88	3,067
Steel Dynamics Inc.	191	3,032
Valspar Corp.	72	4,503
Worthington Industries Inc.	45	1,409
		78,628
TELECOMMUNICATION SERVICES - 0.4%
Telephone & Data Systems Inc.	88	1,856
tw telecom inc. (c)	131	3,310
		5,166
UTILITIES - 5.0%
Alliant Energy Corp.	96	4,839
Aqua America Inc.	122	3,824
Atmos Energy Corp.	79	3,352
Black Hills Corp.	38	1,659
Cleco Corp.	52	2,435
Great Plains Energy Inc.	133	3,091
Hawaiian Electric Industries Inc.	85	2,347
IDACORP Inc.	43	2,059
MDU Resources Group Inc.	164	4,104
National Fuel Gas Co.	72	4,444
NV Energy Inc.	205	4,109
OGE Energy Corp.	86	5,997
PNM Resources Inc.	70	1,623
Questar Corp.	151	3,672
UGI Corp.	98	3,758
Vectren Corp.	72	2,536
Westar Energy Inc.	110	3,647
WGL Holdings Inc.	44	1,936
		59,432

Total Common Stocks (cost $924,423)		1,160,379

SHORT TERM INVESTMENTS - 9.3%
Investment Company - 1.7%
JNL Money Market Fund, 0.03% (a) (h)	19,734	19,734
Securities Lending Collateral - 7.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	89,043	89,043
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.09%, 06/13/13 (o)	$770	770

Total Short Term Investments (cost $109,547)		109,547

Total Investments - 107.5% (cost $1,033,970)		1,269,926
Other Assets and Liabilities, Net - (7.5%)		(88,609)
Total Net Assets - 100.0%		$1,181,317

JNL/Mellon Capital Management Small Cap Index Fund
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 13.5%
1-800-Flowers.com Inc. - Class A (c)	26	$127
Aeropostale Inc. (c)	71	966
AFC Enterprises Inc. (c)	21	772
America’s Car-Mart Inc. (c)	7	309
American Axle & Manufacturing Holdings Inc. (c)	60	822
American Greetings Corp. - Class A (e)	29	474
American Public Education Inc. (c) (e)	17	577
Ameristar Casinos Inc.	29	765
Ann Inc. (c)	44	1,283
Arbitron Inc.	24	1,126
Arctic Cat Inc. (c)	11	469
Asbury Automotive Group Inc. (c)	25	931
Ascent Capital Group Inc. (c)	13	965
Barnes & Noble Inc. (c) (e)	25	419
Bassett Furniture Industries Inc.	9	144
Beasley Broadcasting Group Inc. - Class A	3	16
Beazer Homes USA Inc. (c) (e)	22	346
Bebe Stores Inc.	30	125
Belo Corp. - Class A	86	841
Big 5 Sporting Goods Corp.	16	256
Biglari Holdings Inc. (c)	1	421
BJ’s Restaurants Inc. (c)	22	734
Black Diamond Inc. (c)	17	155
Bloomin’ Brands Inc. (c)	17	303
Blue Nile Inc. (c) (e)	11	385
Bluegreen Corp. (c)	15	145
Blyth Inc. (e)	8	148
Bob Evans Farms Inc.	26	1,128
Body Central Corp. (c)	13	123
Bon-Ton Stores Inc. (e)	13	172
Boyd Gaming Corp. (c) (e)	50	416
Bravo Brio Restaurant Group Inc. (c)	16	260
Bridgepoint Education Inc. (c)	14	147
Brown Shoe Co. Inc.	37	597
Brunswick Corp.	80	2,751
Buckle Inc. (e)	25	1,175
Buffalo Wild Wings Inc. (c)	17	1,473
Cabela’s Inc. - Class A (c)	41	2,511
Caesars Entertainment Corp. (c) (e)	31	498

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CafePress Inc. (c)	4	22
Callaway Golf Co.	61	401
Capella Education Co. (c)	12	375
Career Education Corp. (c)	42	98
Carmike Cinemas Inc. (c)	17	309
Carriage Services Inc.	13	271
Carrol’s Restaurant Group Inc. (c)	11	59
Cato Corp. - Class A	24	582
Cavco Industries Inc. (c)	6	278
CEC Entertainment Inc.	17	552
Central European Media Entertainment Ltd. - Class A (c)	30	127
Cheesecake Factory Inc. (e)	49	1,885
Cherokee Inc.	8	109
Childrens Place Retail Stores Inc. (c)	22	988
Churchill Downs Inc.	12	819
Chuy’s Holdings Inc. (c)	6	211
Citi Trends Inc. (c)	15	152
Coinstar Inc. (c) (e)	25	1,479
Collectors Universe Inc. (e)	4	50
Columbia Sportswear Co. (e)	11	654
Conn’s Inc. (c) (e)	14	513
Cooper Tire & Rubber Co.	56	1,448
Core-Mark Holding Co. Inc.	11	542
Corinthian Colleges Inc. (c) (e)	76	159
Cracker Barrel Old Country Store Inc.	17	1,386
Crocs Inc. (c)	82	1,209
Crown Media Holdings Inc. - Class A (c) (e)	31	63
CSS Industries Inc.	10	253
Culp Inc.	7	111
Cumulus Media Inc. - Class A (c) (e)	59	199
Daily Journal Corp. (c) (e)	1	87
Dana Holding Corp.	131	2,329
Del Frisco’s Restaurant Group Inc. (c)	4	69
Delta Apparel Inc. (c)	7	112
Denny’s Corp. (c)	88	509
Destination Maternity Corp.	13	296
Destination XL Group Inc. (c)	39	198
Digital Generation Inc. (c) (e)	26	167
DineEquity Inc. (e)	14	942
Domino’s Pizza Inc.	52	2,684
Dorman Products Inc.	21	790
Drew Industries Inc.	18	641
Education Management Corp. (c) (e)	21	78
Einstein Noah Restaurant Group Inc.	5	71
Entercom Communications Corp. - Class A (c)	22	166
Entravision Communications Corp. - Class A	42	135
Ethan Allen Interiors Inc.	22	723
EW Scripps Co. - Class A (c)	26	312
Exide Technologies (c)	69	187
Express Inc. (c)	81	1,442
Federal-Mogul Corp. (c)	15	89
Fiesta Restaurant Group Inc. (c)	14	374
Fifth & Pacific Co. Inc. (c)	106	2,008
Finish Line Inc. - Class A	44	870
Fisher Communications Inc.	8	299
Five Below Inc. (c) (e)	10	378
Flexsteel Industries Inc.	4	89
Francesca’s Holdings Corp. (c) (e)	31	894
Fred’s Inc. - Class A (e)	32	440
Frisch’s Restaurants Inc.	3	45
Fuel Systems Solutions Inc. (c)	14	234
G-III Apparel Group Ltd. (c)	15	590
Genesco Inc. (c)	22	1,332
Gentherm Inc. (c)	26	430
Global Sources Ltd. (c)	15	115
Gordman’s Stores Inc. (c)	7	80
Grand Canyon Education Inc. (c)	36	925
Group 1 Automotive Inc.	21	1,247
Harte-Hanks Inc.	38	295
Haverty Furniture Cos. Inc.	17	343
Helen of Troy Ltd. (c)	28	1,086
hhgregg Inc. (c) (e)	12	130
Hibbett Sports Inc. (c)	24	1,347
Hillenbrand Inc.	50	1,264
Hooker Furniture Corp.	9	138
Hot Topic Inc.	36	499
Hovnanian Enterprises Inc. - Class A (c) (e)	89	515
HSN Inc.	32	1,768
Iconix Brand Group Inc. (c)	64	1,659
Ignite Restaurant Group Inc. (c)	5	78
International Speedway Corp. - Class A	25	828
Interval Leisure Group Inc. (e)	36	772
iRobot Corp. (c) (e)	24	611
Isle of Capri Casinos Inc. (c)	19	120
Jack in the Box Inc. (c)	40	1,388
Jakks Pacific Inc.	21	223
Jamba Inc. (c)	79	225
Johnson Outdoors Inc. - Class A (c)	4	103
Jos. A. Bank Clothiers Inc. (c) (e)	25	1,010
Journal Communications Inc. - Class A (c)	41	278
K-Swiss Inc. - Class A (c)	23	108
K12 Inc. (c) (e)	24	570
Kayak Software Corp. - Class A (c)	4	148
KB Home (e)	75	1,628
Kirkland’s Inc. (c)	12	141
Krispy Kreme Doughnuts Inc. (c)	53	759
La-Z-Boy Inc.	45	846
Leapfrog Enterprises Inc. - Class A (c) (e)	44	377
Libbey Inc. (c)	18	341
Life Time Fitness Inc. (c)	38	1,623
LifeLock Inc. (c)	15	145
Lifetime Brands Inc.	8	94
LIN Television Corp. - Class A (c)	26	286
Lincoln Educational Services Corp.	18	107
Lions Gate Entertainment Corp. (c) (e)	72	1,704
Lithia Motors Inc. - Class A	19	905
Live Nation Inc. (c)	127	1,570
Luby’s Inc. (c)	16	121
Lumber Liquidators Holdings Inc. (c)	24	1,719
M/I Homes Inc. (c)	19	466
Mac-Gray Corp.	11	137
Maidenform Brands Inc. (c)	21	361
Marcus Corp.	16	201
Marine Products Corp.	6	41
MarineMax Inc. (c)	17	230
Marriott Vacations Worldwide Corp. (c)	24	1,019
Martha Stewart Living Omnimedia Inc. - Class A (c)	27	71
Matthews International Corp. - Class A	25	864
Mattress Firm Holding Corp. (c) (e)	10	360
McClatchy Co. - Class A (c) (e)	53	154
MDC Holdings Inc.	35	1,270
MDC Partners Inc.	22	354
Men’s Wearhouse Inc.	46	1,541
Meredith Corp. (e)	32	1,234
Meritage Homes Corp. (c)	28	1,302
Modine Manufacturing Co. (c)	43	394
Monarch Casino & Resort Inc. (c)	9	85
Monro Muffler Brake Inc. (e)	28	1,098
Morgans Hotel Group Co. (c)	21	125
Movado Group Inc.	16	537
MTR Gaming Group Inc. (c)	18	60
Multimedia Games Inc. (c)	23	482
Nathan’s Famous Inc. (c)	2	91
National American University Holdings Inc.	10	38

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
National CineMedia Inc.	50	796
New York & Co. Inc. (c)	25	103
New York Times Co. - Class A (c)	124	1,213
Nexstar Broadcasting Group Inc. - Class A	11	194
NutriSystem Inc.	28	237
Office Depot Inc. (c)	249	980
OfficeMax Inc.	78	902
Orbitz Worldwide Inc. (c)	14	81
Orchard Supply Hardware Stores Corp. - Class A (c) (e)	2	6
Orient-Express Hotels Ltd. - Class A (c)	88	869
Outdoor Channel Holdings Inc.	12	111
Overstock.com Inc. (c) (e)	10	120
Oxford Industries Inc.	12	646
Papa John’s International Inc. (c)	16	971
Penske Auto Group Inc.	38	1,262
Pep Boys-Manny Moe & Jack (c)	46	546
Perfumania Holdings Inc. (c)	4	23
Perry Ellis International Inc.	11	205
PetMed Express Inc. (e)	20	268
Pier 1 Imports Inc.	88	2,017
Pinnacle Entertainment Inc. (c)	54	793
Pool Corp.	43	2,058
Premier Exhibitions Inc. (c)	21	55
Quicksilver Inc. (c)	117	712
RadioShack Corp. (e)	95	320
ReachLocal Inc. (c)	9	128
Reading International Inc. - Class A (c)	13	75
Red Lion Hotels Corp. (c)	11	78
Red Robin Gourmet Burgers Inc. (c)	13	600
Regis Corp. (e)	52	953
Rent-A-Center Inc.	53	1,942
Rentrak Corp. (c)	8	167
Restoration Hardware Holdings Inc. (c) (e)	5	161
RG Barry Corp.	7	99
Ruby Tuesday Inc. (c)	57	420
Rue21 Inc. (c)	14	406
Ruth’s Hospitality Group Inc. (c)	34	321
Ryland Group Inc. (e)	40	1,680
Saga Communications Inc. - Class A	4	203
Saks Inc. (c) (e)	98	1,124
Salem Communications Corp. - Class A	8	64
Scholastic Corp.	22	598
Scientific Games Corp. - Class A (c)	46	402
Select Comfort Corp. (c)	51	1,018
SHFL Entertainment Inc. (c)	50	821
Shiloh Industries Inc.	5	49
Shoe Carnival Inc.	13	264
Shutterfly Inc. (c)	32	1,431
Shutterstock Inc. (c)	4	194
Sinclair Broadcast Group Inc. - Class A	44	890
Six Flags Entertainment Corp.	33	2,424
Skechers U.S.A. Inc. - Class A (c)	34	722
Skullcandy Inc. (c) (e)	13	69
Smith & Wesson Holding Corp. (c) (e)	60	539
Sonic Automotive Inc. - Class A	39	862
Sonic Corp. (c) (e)	54	691
Sotheby’s - Class A	61	2,285
Spartan Motors Inc.	31	163
Speedway Motorsports Inc.	9	163
Stage Stores Inc.	28	715
Standard Motor Products Inc.	18	507
Standard-Pacific Corp. (c) (e)	101	876
Stein Mart Inc.	27	225
Steiner Leisure Ltd. (c)	14	666
Steinway Musical Instruments Inc. (c)	5	130
Steven Madden Ltd. (c)	36	1,532
Stewart Enterprises Inc. - Class A (e)	68	631
Stoneridge Inc. (c)	29	221
Strayer Education Inc. (e)	11	518
Sturm Ruger & Co. Inc. (e)	17	872
Superior Industries International Inc.	20	372
Systemax Inc.	8	82
Tenneco Inc. (c)	55	2,154
Texas Roadhouse Inc. - Class A	57	1,146
The Jones Group Inc.	75	953
Tilly’s Inc. - Class A (c)	7	94
Tower International Inc. (c)	5	65
Town Sports International Holdings Inc.	20	188
True Religion Apparel Inc.	23	609
Tuesday Morning Corp. (c)	39	302
Tumi Holdings Inc. (c) (e)	19	397
U.S. Auto Parts Network Inc. (c)	9	11
Unifi Inc. (c)	13	254
Universal Electronics Inc. (c)	13	293
Universal Technical Institute Inc.	19	238
Vail Resorts Inc.	33	2,028
Valassis Communications Inc. (e)	36	1,081
Value Line Inc. (e)	1	6
Vera Bradley Inc. (c) (e)	18	435
Vitacost.com Inc. (c) (e)	18	128
Vitamin Shoppe Inc. (c)	27	1,300
VOXX International Corp. - Class A (c)	15	161
West Marine Inc. (c)	13	153
Wet Seal Inc. - Class A (c)	74	223
Weyco Group Inc.	7	160
Winmark Corp. (e)	2	115
Winnebago Industries Inc. (c)	26	539
WMS Industries Inc. (c)	49	1,245
Wolverine World Wide Inc. (e)	43	1,912
World Wrestling Entertainment Inc. - Class A	23	203
Zagg Inc. (c) (e)	22	160
Zumiez Inc. (c) (e)	20	465
		165,202
CONSUMER STAPLES - 3.4%
Alico Inc.	3	148
Alliance One International Inc. (c)	83	324
Andersons Inc.	17	895
Annie’s Inc. (c) (e)	4	153
Arden Group Inc. - Class A (e)	1	92
B&G Foods Inc.	47	1,423
Boston Beer Co. Inc. - Class A (c)	7	1,091
Boulder Brands Inc. (c) (e)	53	477
Cal-Maine Foods Inc.	13	556
Calavo Growers Inc. (e)	11	306
Casey’s General Stores Inc.	34	1,966
Central European Distribution Corp. (c) (e)	59	20
Central Garden & Pet Co. - Class A (c)	35	284
Chefs’ Warehouse Inc. (c)	8	157
Chiquita Brands International Inc. (c)	42	323
Coca-Cola Bottling Co.	4	238
Craft Brewers Alliance Inc. (c)	7	49
Darling International Inc. (c)	104	1,870
Diamond Foods Inc. (c) (e)	19	318
Dole Food Co. Inc. (c)	32	344
Elizabeth Arden Inc. (c)	23	925
Farmer Bros. Co. (c)	7	107
Female Health Co. (e)	16	118
Fresh Del Monte Produce Inc.	35	938
Griffin Land & Nurseries Inc. - Class A	2	65
Hain Celestial Group Inc. (c)	33	1,992
Harbinger Group Inc. (c)	39	318
Harris Teeter Supermarkets Inc.	40	1,696
Ingles Markets Inc. - Class A	11	243
Inter Parfums Inc.	14	344

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Inventure Foods Inc. (c)	10	82
J&J Snack Foods Corp.	13	1,020
John B. Sanfilippo & Son Inc.	6	128
Lancaster Colony Corp.	17	1,290
Lifeway Foods Inc. (e)	2	32
Limoneira Co.	7	143
Medifast Inc. (c)	12	281
Nash Finch Co.	10	205
National Beverage Corp.	11	149
Natural Grocers by Vitamin Cottage Inc. (c)	7	163
Nature’s Sunshine Products Inc.	10	155
Nutraceutical International Corp.	8	131
Oil-Dri Corp. of America	4	116
Omega Protein Corp. (c)	16	170
Orchids Paper Products Co.	5	108
Pantry Inc. (c)	22	280
Pilgrim’s Pride Corp. (c)	55	509
Post Holdings Inc. (c)	23	990
Prestige Brands Holdings Inc. (c)	45	1,156
PriceSmart Inc.	16	1,283
Revlon Inc. - Class A (c)	11	245
Rite Aid Corp. (c)	600	1,141
Roundy’s Inc.	15	97
Sanderson Farms Inc.	21	1,140
Seneca Foods Corp. - Class A (c)	8	272
Snyders-Lance Inc.	39	973
Spartan Stores Inc.	21	363
Spectrum Brands Holdings Inc.	21	1,180
Star Scientific Inc. (c) (e)	127	210
SUPERVALU Inc. (e)	194	979
Susser Holdings Corp. (c)	10	529
Synutra International Inc. (c)	14	64
Tootsie Roll Industries Inc.	21	635
TreeHouse Foods Inc. (c)	32	2,116
United Natural Foods Inc. (c)	44	2,166
Universal Corp. (e)	21	1,183
USANA Health Sciences Inc. (c) (e)	5	243
Vector Group Ltd.	51	818
Village Super Market Inc. - Class A	8	274
WD-40 Co.	14	786
Weis Markets Inc.	10	400
		41,985
ENERGY - 6.0%
Abraxas Petroleum Corp. (c) (e)	66	152
Adams Resources & Energy Inc.	2	86
Alon USA Energy Inc.	9	167
Amyris Inc. (c) (e)	24	75
Apco Oil And Gas International Inc.	8	97
Approach Resources Inc. (c) (e)	29	718
Arch Coal Inc. (e)	193	1,047
Basic Energy Services Inc. (c) (e)	29	393
Berry Petroleum Co. - Class A	46	2,149
Bill Barrett Corp. (c) (e)	44	892
Bolt Technology Corp.	7	120
Bonanza Creek Energy Inc. (c)	9	363
BPZ Resources Inc. (c) (e)	87	197
Bristow Group Inc.	32	2,129
C&J Energy Services Inc. (c) (e)	40	914
Cal Dive International Inc. (c) (e)	78	140
Callon Petroleum Co. (c)	36	132
Carrizo Oil & Gas Inc. (c)	36	917
Ceres Inc. (c)	4	15
Clayton Williams Energy Inc. (c)	5	208
Clean Energy Fuels Corp. (c) (e)	59	771
Cloud Peak Energy Inc. (c)	56	1,044
Comstock Resources Inc. (c)	43	704
Contango Oil & Gas Co.	11	444
Crimson Exploration Inc. (c)	20	59
Crosstex Energy Inc.	37	714
CVR Energy Inc.	15	757
Dawson Geophysical Co. (c)	8	229
Delek US Holdings Inc.	16	615
Diamondback Energy Inc. (c) (e)	12	321
Dril-Quip Inc. (c)	36	3,154
Emerald Oil Inc. (c)	19	136
Endeavour International Corp. (c) (e)	47	138
Energy XXI Bermuda Ltd.	71	1,936
EPL Oil & Gas Inc. (c)	24	649
Evolution Petroleum Corp. (c)	14	138
Exterran Holdings Inc. (c)	58	1,556
Forbes Energy Services Ltd. (c)	12	44
Forest Oil Corp. (c)	106	558
Forum Energy Technologies Inc. (c)	19	559
Frontline Ltd. (c) (e)	51	119
FX Energy Inc. (c)	45	153
GasLog Ltd.	22	287
Gastar Exploration Ltd. (c)	45	79
Geospace Technologies Corp. (c)	12	1,247
Gevo Inc. (c) (e)	30	67
Global Geophysical Services Inc. (c) (e)	15	37
Goodrich Petroleum Corp. (c)	22	345
Green Plains Renewable Energy Inc. (c)	20	231
Gulf Island Fabrication Inc.	12	258
Gulfmark Offshore Inc. - Class A	24	952
Gulfport Energy Corp. (c)	67	3,091
Halcon Resources Corp. (c)	102	793
Hallador Energy Co.	6	45
Harvest Natural Resources Inc. (c) (e)	38	132
Heckmann Corp. (c) (e)	130	557
Helix Energy Solutions Group Inc. (c)	94	2,140
Hercules Offshore Inc. (c)	144	1,070
Hornbeck Offshore Services Inc. (c)	32	1,486
ION Geophysical Corp. (c)	116	788
Isramco Inc. (c) (e)	1	96
Key Energy Services Inc. (c)	137	1,107
KiOR Inc. - Class A (c) (e)	21	99
Knightsbridge Tankers Ltd. (e)	22	180
Kodiak Oil & Gas Corp. (c)	238	2,160
Lufkin Industries Inc.	30	2,015
Magnum Hunter Resources Corp. (c) (e)	128	514
Matador Resources Co. (c)	11	94
Matrix Service Co. (c)	22	322
McMoRan Exploration Co. (c)	92	1,501
Midstates Petroleum Co. Inc. (c)	19	165
Miller Energy Resources Inc. (c) (e)	33	123
Mitcham Industries Inc. (c)	11	186
Natural Gas Services Group Inc. (c)	12	222
Newpark Resources Inc. (c)	82	764
Nordic American Tankers Ltd. (e)	45	515
Northern Oil and Gas Inc. (c) (e)	57	816
Oasis Petroleum Inc. (c)	72	2,738
Panhandle Oil and Gas Inc. - Class A	6	164
Parker Drilling Co. (c)	108	463
PDC Energy Inc. (c)	27	1,327
Penn Virginia Corp.	53	214
PetroQuest Energy Inc. (c)	48	214
PHI Inc. (c)	11	381
Pioneer Energy Services Corp. (c)	52	431
Quicksilver Resources Inc. (c) (e)	103	232
Renewable Energy Group Inc. (c) (e)	6	43
Rentech Inc.	210	493
Resolute Energy Corp. (c)	45	512
Rex Energy Corp. (c)	38	631
Rex Stores Corp. (c)	6	130
RigNet Inc. (c)	10	248

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Rosetta Resources Inc. (c)	48	2,268
Sanchez Energy Corp. (c) (e)	9	187
Saratoga Resources Inc. (c)	15	39
Scorpio Tankers Inc. (c)	72	643
SemGroup Corp. - Class A (c)	38	1,953
Ship Finance International Ltd. (e)	45	786
Solazyme Inc. (c) (e)	26	206
Stone Energy Corp. (c)	45	979
Swift Energy Co. (c)	37	547
Synergy Resources Corp. (c)	38	261
Targa Resources Corp.	26	1,782
Teekay Tankers Ltd. - Class A	54	155
Tesco Corp. (c)	28	380
Tetra Technologies Inc. (c)	71	723
TGC Industries Inc.	12	116
Triangle Petroleum Corp. (c)	40	262
Uranerz Energy Corp. (c) (e)	55	70
Uranium Energy Corp. (c) (e)	76	168
VAALCO Energy Inc. (c)	52	392
Vantage Drilling Co. (c) (e)	173	303
W&T Offshore Inc.	32	454
Warren Resources Inc. (c)	73	233
Western Refining Inc. (e)	52	1,832
Westmoreland Coal Co. (c) (e)	10	113
Willbros Group Inc. (c)	35	345
ZaZa Energy Corp. (c) (e)	20	36
		73,647
FINANCIALS - 22.7%
1st Source Corp.	13	309
1st United Bancorp Inc.	27	175
Acadia Realty Trust	46	1,276
Access National Corp. (e)	6	97
AG Mortgage Investment Trust Inc. (e)	25	631
Agree Realty Corp.	12	373
Alexander’s Inc.	2	596
Alterra Capital Holdings Ltd.	76	2,391
American Assets Trust Inc.	30	949
American Capital Mortgage Investment Corp.	51	1,313
American Equity Investment Life Holding Co.	52	775
American National Bankshares Inc.	6	135
American Safety Insurance Holdings Ltd. (c)	9	222
Ameris Bancorp (c)	21	295
Amerisafe Inc.	16	567
Ames National Corp. (e)	7	139
AmREIT Inc. - Class B	3	57
AmTrust Financial Services Inc. (e)	23	806
Anworth Mortgage Asset Corp.	125	794
Apollo Commercial Real Estate Finance Inc.	20	344
Apollo Investment Corp.	184	1,535
Apollo Residential Mortgage Inc.	22	491
Ares Commercial Real Estate Corp.	6	105
Argo Group International Holdings Ltd.	23	958
Arlington Asset Investment Corp. - Class A	9	231
ARMOUR Residential REIT Inc. (e)	328	2,143
Arrow Financial Corp. (e)	9	221
Artio Global Investors Inc. - Class A	28	76
Ashford Hospitality Trust Inc.	49	608
Asset Acceptance Capital Corp. (c)	13	86
Associated Estates Realty Corp.	43	799
Asta Funding Inc.	9	85
Astoria Financial Corp.	76	754
AV Homes Inc. (c)	9	121
Baldwin & Lyons Inc. - Class B	8	180
BancFirst Corp.	6	253
Banco Latinoamericano de Comercio Exterior SA - Class E	26	644
Bancorp Inc. (c)	30	422
BancorpSouth Inc.	86	1,396
Bank Mutual Corp.	38	209
Bank of Kentucky Financial Corp.	5	147
Bank of Marin Bancorp	5	217
Bank of the Ozarks Inc.	27	1,179
BankFinancial Corp.	19	157
Banner Corp.	17	544
Bar Harbor Bankshares	3	114
BBCN Bancorp Inc.	71	929
Beneficial Mutual Bancorp Inc. (c)	29	295
Berkshire BanCorp Inc.	3	29
Berkshire Hills Bancorp Inc.	22	559
BGC Partners Inc. - Class A	88	366
BlackRock Kelso Capital Corp.	66	663
BofI Holding Inc. (c)	10	375
Boston Private Financial Holdings Inc.	68	669
Bridge Bancorp Inc.	7	149
Bridge Capital Holdings (c)	8	123
Brookline Bancorp Inc.	61	558
Bryn Mawr Bank Corp.	10	233
BSB BanCorp Inc. (c)	7	91
C&F Financial Corp.	3	105
Calamos Asset Management Inc. - Class A	19	218
California First National Bancorp	1	16
Camden National Corp.	7	222
Campus Crest Communities Inc.	35	481
Cape Bancorp Inc.	10	91
Capital Bank Financial Corp. - Class A (c)	8	137
Capital City Bank Group Inc. (c) (e)	9	116
Capital Southwest Corp.	3	293
CapLease Inc.	67	426
Capstead Mortgage Corp.	90	1,149
Cardinal Financial Corp.	25	454
Cascade Bancorp (c)	4	26
Cash America International Inc. (e)	27	1,397
Cathay General Bancorp	71	1,434
Cedar Shopping Centers Inc.	54	327
Center Bancorp Inc.	11	140
CenterState Banks of Florida Inc.	28	238
Central Pacific Financial Corp. (c)	20	317
Century Bancorp Inc. - Class A	3	100
Charter Financial Corp.	4	55
Chatham Lodging Trust	17	296
Chemical Financial Corp.	25	667
Chesapeake Lodging Trust	43	977
CIFC Corp. (c)	8	62
Citizens & Northern Corp.	11	209
Citizens Inc. - Class A (c) (e)	36	301
Citizens Republic BanCorp Inc. (c)	35	780
City Holdings Co. (e)	13	534
Clifton Savings Bancorp Inc.	8	99
CNB Financial Corp.	11	187
CNO Financial Group Inc.	182	2,080
CoBiz Financial Inc.	30	245
Cohen & Steers Inc. (e)	16	578
Colonial Properties Trust	79	1,797
Colony Financial Inc.	59	1,300
Columbia Banking System Inc.	36	788
Community Bank System Inc. (e)	36	1,063
Community Trust Bancorp Inc.	12	417
Consolidated-Tomoka Land Co. (e)	3	130
Coresite Realty Corp.	18	627
Cousins Properties Inc.	80	850
Cowen Group Inc. - Class A (c)	71	199
Crawford & Co. - Class B	26	200
Credit Acceptance Corp. (c)	7	831
CreXus Investment Corp.	58	757
CubeSmart	111	1,759

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CVB Financial Corp.	80	906
CYS Investments Inc.	155	1,816
DCT Industrial Trust Inc.	242	1,791
DFC Global Corp. (c) (e)	40	657
Diamond Hill Investment Group Inc.	2	179
DiamondRock Hospitality Co.	167	1,552
Dime Community Bancshares Inc.	28	398
Donegal Group Inc. - Class A	6	84
Doral Financial Corp. (c)	107	75
Duff & Phelps Corp. - Class A	26	411
DuPont Fabros Technology Inc. (e)	56	1,349
Dynex Capital Inc.	46	491
Eagle Bancorp Inc. (c)	17	371
Eastern Insurance Holdings Inc.	5	100
EastGroup Properties Inc.	26	1,500
Education Realty Trust Inc.	103	1,081
eHealth Inc. (c)	17	299
EMC Insurance Group Inc.	5	121
Employer Holdings Inc.	27	639
Encore Capital Group Inc. (c) (e)	19	573
Enstar Group Ltd. (c)	8	955
Enterprise Bancorp Inc. (e)	6	97
Enterprise Financial Services Corp.	18	256
EPR Properties	41	2,156
Equity One Inc.	50	1,194
ESB Financial Corp. (e)	9	122
ESSA BanCorp Inc.	9	94
EverBank Financial Corp.	21	321
Evercore Partners Inc. - Class A	26	1,082
Excel Trust Inc.	39	528
EZCorp Inc. - Class A (c)	43	916
Farmers National Banc Corp. (e)	15	95
FBL Financial Group Inc. - Class A	9	332
FBR & Co. (c)	10	184
Federal Agricultural Mortgage Corp. - Class C	9	267
FelCor Lodging Trust Inc. (c)	114	680
Fidelity Southern Corp. (c)	8	90
Fidus Investment Corp. (e)	12	220
Fifth Street Finance Corp.	96	1,054
Financial Engines Inc. (c) (e)	42	1,520
Financial Institutions Inc.	12	242
First American Financial Corp.	96	2,447
First Bancorp Inc.	14	190
First Bancorp Inc. (c) (e)	66	411
First Bancorp Inc.	7	130
First Busey Corp.	66	301
First California Financial Group Inc. (c)	18	153
First Cash Financial Services Inc. (c)	25	1,484
First Commonwealth Financial Corp.	93	692
First Community Bancshares Inc.	17	267
First Connecticut Bancorp Inc.	15	215
First Defiance Financial Corp.	9	208
First Federal Bancshares of Arkansas Inc. (c)	3	28
First Financial Bancorp	53	843
First Financial Bankshares Inc. (e)	29	1,388
First Financial Corp.	9	299
First Financial Holdings Inc.	15	312
First Financial Northwest Inc. (c)	13	100
First Industrial Realty Trust Inc. (c)	89	1,525
First Interstate BancSystem Inc. - Class A	14	265
First Marblehead Corp. (c) (e)	49	50
First Merchants Corp.	26	408
First Midwest Bancorp Inc.	68	907
First of Long Island Corp.	7	209
First PacTrust Bancorp Inc.	9	103
First Potomac Realty Trust	45	668
FirstMerit Corp. (e)	99	1,640
Flushing Financial Corp.	27	461
FNB Corp.	126	1,528
FNB United Corp. (c) (e)	8	78
Forestar Group Inc. (c)	31	673
Fortegra Financial Corp. (c)	4	34
Fox Chase Bancorp Inc. (e)	11	194
Franklin Financial Corp.	12	226
Franklin Street Properties Corp.	65	951
FXCM Inc. - Class A (e)	22	294
Gain Capital Holdings Inc.	12	53
GAMCO Investors Inc.	6	294
Geo Group Inc.	64	2,414
German American Bancorp Inc. (e)	11	254
Getty Realty Corp.	23	456
GFI Group Inc.	67	224
Glacier Bancorp Inc.	65	1,241
Gladstone Capital Corp.	19	176
Gladstone Commercial Corp. (e)	10	191
Gladstone Investment Corp.	26	193
Glimcher Realty Trust	126	1,465
Global Indemnity Plc (c)	10	235
Golub Capital BDC Inc.	15	248
Government Properties Income Trust	38	990
Gramercy Capital Corp. (c)	37	192
Great Southern Bancorp Inc.	9	214
Green Dot Corp. - Class A (c) (e)	22	375
Greenhill & Co. Inc.	26	1,403
Greenlight Capital Re Ltd. - Class A (c)	25	605
GSV Capital Corp. (c) (e)	16	128
Guaranty Bancorp (c)	61	128
Gyrodyne Co. of America Inc.	1	70
Hallmark Financial Services Inc. (c)	12	110
Hancock Holding Co.	67	2,085
Hanmi Financial Corp. (c)	28	445
Harris & Harris Group Inc. (c)	29	105
Healthcare Realty Trust Inc.	77	2,191
Heartland Financial USA Inc.	13	339
Hercules Technology Growth Capital Inc.	48	588
Heritage Commerce Corp. (c)	19	130
Heritage Financial Corp. (e)	14	200
Heritage Financial Group Inc.	7	101
Heritage Oaks BanCorp (c)	16	92
Hersha Hospitality Trust	157	916
HFF Inc. - Class A	29	581
Highwoods Properties Inc.	71	2,799
Hilltop Holdings Inc. (c)	35	476
Hingham Institution for Savings (e)	1	72
Home Bancorp Inc. (c)	5	102
Home Bancshares Inc.	20	760
Home Federal Bancorp Inc.	14	184
Home Loan Servicing Solutions Ltd.	48	1,123
Homeowners Choice Inc.	8	209
HomeStreet Inc. (c)	8	187
HomeTrust Bancshares Inc. (c)	19	306
Horace Mann Educators Corp.	34	717
Horizon BanCorp	7	134
Horizon Technology Finance Corp.	8	111
Hudson Pacific Properties Inc.	38	822
Hudson Valley Holding Corp.	13	197
IberiaBank Corp.	27	1,338
ICG Group Inc. (c)	33	417
Independence Holding Co.	5	53
Independent Bank Corp. (e)	20	655
Infinity Property & Casualty Corp.	10	575
Inland Real Estate Corp.	69	699
International Bancshares Corp.	48	1,009
INTL FCStone Inc. (c)	13	234
Invesco Mortgage Capital Inc.	120	2,572
Investment Technology Group Inc. (c)	33	359

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Investors Bancorp Inc.	40	747
Investors Real Estate Trust (e)	80	789
Investors Title Co.	1	69
iStar Financial Inc. (c) (e)	73	800
JAVELIN Mortgage Investment Corp. (e)	6	118
JMP Group Inc.	13	93
Kansas City Life Insurance Co.	3	126
KCAP Financial Inc. (e)	18	189
Kearny Financial Corp.	12	125
Kennedy-Wilson Holdings Inc.	38	583
Kite Realty Group Trust	55	372
Knight Capital Group Inc. - Class A (c)	162	604
Ladenburg Thalmann Financial Services Inc. (c) (e)	79	131
Lakeland Bancorp Inc.	27	266
Lakeland Financial Corp.	14	368
LaSalle Hotel Properties	86	2,184
Lexington Realty Trust (e)	118	1,388
LTC Properties Inc.	27	1,108
Maiden Holdings Ltd.	43	456
Main Street Capital Corp. (e)	27	855
MainSource Financial Group Inc.	19	273
Manning & Napier Inc. - Class A	11	186
MarketAxess Holdings Inc.	33	1,213
Marlin Business Services Inc.	7	170
MB Financial Inc.	48	1,155
MCG Capital Corp.	66	318
Meadowbrook Insurance Group Inc.	43	302
Medallion Financial Corp.	14	191
Medical Properties Trust Inc.	123	1,966
Medley Capital Corp.	25	392
Mercantile Bank Corp.	7	115
Merchants Bancshares Inc.	4	124
Meridian Interstate BanCorp Inc. (c)	7	128
Metro Bancorp Inc. (c)	14	236
MetroCorp Bancshares Inc. (c)	13	128
MGIC Investment Corp. (c) (e)	159	789
MicroFinancial Inc.	7	57
Middleburg Financial Corp.	4	84
Midsouth Bancorp Inc.	7	112
MidWestOne Financial Group Inc.	5	130
Monmouth Real Estate Investment Corp. - Class A	34	381
Montpelier Re Holdings Ltd.	45	1,165
MVC Capital Inc.	23	295
NASB Financial Inc. (c) (e)	3	71
National Bank Holdings Corp. - Class A	6	110
National Bankshares Inc. (e)	7	232
National Financial Partners Corp. (c) (e)	36	802
National Health Investors Inc. (e)	22	1,451
National Interstate Corp.	6	188
National Penn Bancshares Inc.	112	1,199
National Western Life Insurance Co. - Class A	2	333
Nationstar Mortgage Holdings Inc. (c) (e)	17	619
Navigators Group Inc. (c)	9	522
NBT Bancorp Inc.	38	841
Nelnet Inc. - Class A	21	697
Netspend Holdings Inc. (c)	25	397
New Mountain Finance Corp.	16	229
New York Mortgage Trust Inc. (e)	41	312
NewStar Financial Inc. (c)	24	322
NGP Capital Resources Co.	20	141
Nicholas Financial Inc.	9	126
Northfield Bancorp Inc.	20	227
Northrim BanCorp Inc.	5	117
NorthStar Realty Finance Corp.	171	1,619
Northwest Bancshares Inc.	89	1,125
OceanFirst Financial Corp.	14	204
Ocwen Financial Corp. (c)	97	3,663
OFS Capital Corp.	6	78
Old National Bancorp	92	1,264
Omega Healthcare Investors Inc. (e)	101	3,064
OmniAmerican Bancorp Inc. (c)	10	250
One Liberty Properties Inc.	11	229
OneBeacon Insurance Group Ltd. - Class A	20	264
Oppenheimer Holdings Inc. - Class A	9	184
Oriental Financial Group Inc. (e)	40	616
Oritani Financial Corp.	42	647
Pacific Continental Corp. (e)	19	207
Pacific Mercantile BanCorp (c)	9	50
PacWest Bancorp (e)	27	795
Park National Corp. (e)	10	690
Park Sterling Corp. (c)	43	240
Parkway Properties Inc.	19	344
Peapack Gladstone Financial Corp.	7	106
Pebblebrook Hotel Trust	55	1,420
PennantPark Investment Corp.	60	679
Penns Woods Bancorp Inc. (e)	4	144
Pennsylvania Real Estate Investment Trust	50	971
Pennymac Mortgage Investment Trust	53	1,382
Peoples Bancorp Inc.	9	197
Peoples Federal Bancshares Inc. (e)	5	93
PHH Corp. (c) (e)	51	1,129
Phoenix Cos. Inc. (c)	5	155
Pico Holdings Inc. (c)	21	471
Pinnacle Financial Partners Inc. (c)	32	741
Piper Jaffray Cos. (c)	14	463
Platinum Underwriters Holdings Ltd.	30	1,656
Portfolio Recovery Associates Inc. (c)	15	1,962
Potlatch Corp.	36	1,673
Preferred Bank (c)	9	149
Primerica Inc.	39	1,275
PrivateBancorp Inc.	59	1,107
Prospect Capital Corp. (e)	179	1,949
Prosperity Bancshares Inc.	42	1,991
Provident Financial Holdings Inc.	8	133
Provident Financial Services Inc.	54	825
Provident New York Bancorp	36	325
PS Business Parks Inc.	16	1,296
Pzena Investment Management Inc. - Class A	10	63
Radian Group Inc. (e)	122	1,303
RAIT Financial Trust (e)	56	449
Ramco-Gershenson Properties Trust	40	673
Redwood Trust Inc.	72	1,660
Regional Management Corp. (c)	4	78
Renasant Corp.	21	474
Republic Bancorp Inc. - Class A (e)	8	182
Resource America Inc. - Class A	10	96
Resource Capital Corp.	88	583
Retail Opportunity Investments Corp. (e)	46	646
RLI Corp.	19	1,381
RLJ Lodging Trust	96	2,192
Rockville Financial Inc.	25	330
Roma Financial Corp.	8	123
Rouse Properties Inc. (e)	21	372
Ryman Hospitality Properties (e)	30	1,360
S&T Bancorp Inc.	24	454
Sabra Healthcare REIT Inc.	33	967
Safeguard Scientifics Inc. (c)	20	310
Safety Insurance Group Inc.	12	575
Sandy Spring Bancorp Inc.	21	427
Saul Centers Inc.	6	277
SCBT Financial Corp. (e)	15	756
Seacoast Banking Corp. of Florida (c)	70	146
Select Income REIT	10	265
Selective Insurance Group	50	1,196

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
SI Financial Group Inc.	8	103
Sierra Bancorp	10	136
Silver Bay Realty Trust Corp.	13	270
Simmons First National Corp. - Class A	16	399
Simplicity Bancorp Inc.	7	109
Solar Capital Ltd.	41	956
Solar Senior Capital Ltd. (e)	12	224
Southside Bancshares Inc. (e)	16	338
Southwest Bancorp Inc. (c)	19	234
Sovran Self Storage Inc.	26	1,690
Spirit Realty Capital Inc.	28	527
STAG Industrial Inc.	33	710
Starwood Property Trust Inc.	122	3,380
State Auto Financial Corp.	14	237
State Bank Financial Corp.	27	441
StellarOne Corp.	21	334
Stellus Capital Investment Corp. (e)	7	99
Sterling Bancorp	25	257
Sterling Financial Corp.	23	507
Stewart Information Services Corp.	16	416
Stifel Financial Corp. (c)	55	1,907
Strategic Hotels & Resorts Inc. (c)	164	1,372
Suffolk Bancorp (c)	10	139
Summit Hotel Properties Inc.	48	499
Sun Bancorp Inc. (c)	38	129
Sun Communities Inc.	27	1,332
Sunstone Hotel Investors Inc. (c)	143	1,757
Susquehanna Bancshares Inc.	166	2,068
SWS Group Inc. (c)	27	164
SY Bancorp Inc.	11	246
Symetra Financial Corp.	71	946
Taylor Capital Group Inc. (c) (e)	13	215
TCP Capital Corp.	5	74
Tejon Ranch Co. (c)	12	343
Terreno Realty Corp.	17	300
Territorial Bancorp Inc.	10	227
Texas Capital Bancshares Inc. (c)	36	1,468
THL Credit Inc.	12	182
Thomas Properties Group Inc.	26	133
TICC Capital Corp. (e)	37	368
Tompkins Financial Corp.	10	413
Tower Group International Ltd.	36	658
TowneBank (e)	23	349
Tree.com Inc.	5	89
Triangle Capital Corp. (e)	25	699
Trico Bancshares	15	252
TrustCo Bank Corp.	82	457
Trustmark Corp. (e)	59	1,467
Two Harbors Investment Corp.	266	3,351
UMB Financial Corp.	29	1,436
UMH Properties Inc.	11	115
Umpqua Holdings Corp.	100	1,320
Union First Market Bankshares Corp.	18	343
United Bankshares Inc. (e)	46	1,214
United Community Banks Inc. (c)	39	438
United Financial Bancorp Inc.	20	301
United Fire Group Inc.	18	470
Universal Health Realty Income Trust	10	601
Universal Insurance Holdings Inc.	19	91
Univest Corp. of Pennsylvania	14	246
Urstadt Biddle Properties Inc. - Class A	23	494
ViewPoint Financial Group	30	612
Virginia Commerce Bancorp Inc. (c)	26	362
Virtus Investment Partners Inc. (c)	6	1,028
Walker & Dunlop Inc. (c)	10	180
Walter Investment Management Corp. (c)	32	1,181
Washington Banking Co.	15	207
Washington REIT	60	1,669
Washington Trust Bancorp Inc.	12	335
Waterstone Financial Inc. (c) (e)	4	36
Webster Financial Corp.	65	1,584
WesBanco Inc.	23	555
West Bancorp Inc.	12	138
West Coast Bancorp	17	414
Westamerica Bancorp (e)	25	1,127
Western Alliance Bancorp (c)	64	886
Western Asset Mortgage Capital Corp.	17	402
Westfield Financial Inc.	21	160
Westwood Holdings Group Inc.	6	256
Whitestone REIT (e)	13	198
Wilshire Bancorp Inc. (c)	52	351
Winthrop Realty Trust	26	328
Wintrust Financial Corp.	33	1,220
WisdomTree Investments Inc. (c)	53	548
World Acceptance Corp. (c) (e)	9	806
WSFS Financial Corp.	7	350
		278,808
HEALTH CARE - 11.9%
Abaxis Inc.	19	923
Abiomed Inc. (c) (e)	28	525
Acadia HealthCare Co. Inc. (c)	23	689
Accretive Health Inc. (c) (e)	49	499
Accuray Inc. (c) (e)	64	296
Achillion Pharmaceuticals Inc. (c)	54	474
Acorda Therapeutics Inc. (c)	36	1,148
Acura Pharmaceuticals Inc. (c) (e)	11	23
Aegerion Pharmaceuticals Inc. (c)	26	1,042
Affymax Inc. (c) (e)	31	44
Affymetrix Inc. (c) (e)	59	277
Agenus Inc. (c) (e)	27	105
Air Methods Corp.	35	1,680
Akorn Inc. (c)	49	682
Align Technology Inc. (c)	64	2,132
Alkermes Plc (c)	110	2,617
Almost Family Inc.	7	144
Alnylam Pharmaceuticals Inc. (c)	50	1,217
Alphatec Holdings Inc. (c)	41	87
AMAG Pharmaceuticals Inc. (c)	20	479
Amedisys Inc. (c)	26	286
Amicus Therapeutics Inc. (c) (e)	24	77
AMN Healthcare Services Inc. (c)	41	651
Ampio Pharmaceuticals Inc. (c) (e)	21	94
Amsurg Corp. (c)	28	954
Anacor Pharmaceuticals Inc. (c) (e)	13	81
Analogic Corp.	11	869
AngioDynamics Inc. (c)	20	232
Anika Therapeutics Inc. (c)	9	137
Antares Pharma Inc. (c) (e)	90	323
Arena Pharmaceuticals Inc. (c) (e)	196	1,609
ArQule Inc. (c)	49	126
Array BioPharma Inc. (c)	100	493
ArthroCare Corp. (c)	25	862
Assisted Living Concepts Inc. - Class A	20	233
Astex Pharmaceuticals (c)	89	398
athenahealth Inc. (c) (e)	32	3,132
AtriCure Inc. (c)	19	153
Atrion Corp.	1	258
Auxilium Pharmaceuticals Inc. (c)	42	731
AVANIR Pharmaceuticals - Class A (c) (e)	115	315
AVEO Pharmaceuticals Inc. (c) (e)	43	319
BG Medicine Inc. (c) (e)	9	16
Bio-Reference Labs Inc. (c) (e)	21	554
BioCryst Pharmaceuticals Inc. (c) (e)	40	47
BioDelivery Sciences International Inc. (c) (e)	30	127
BioScrip Inc. (c)	39	499

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
BioSpecifics Technologies Corp. (c)	5	82
Biotime Inc. (c) (e)	25	94
Cadence Pharmaceuticals Inc. (c) (e)	52	350
Cambrex Corp. (c)	28	353
Cantel Medical Corp.	19	556
Capital Senior Living Corp. (c)	24	639
Cardiovascular Systems Inc. (c) (e)	15	313
Celldex Therapeutics Inc. (c)	71	818
Cempra Inc. (c)	3	23
Centene Corp. (c)	46	2,045
Cepheid Inc. (c)	58	2,226
Cerus Corp. (c)	45	197
Chemed Corp.	17	1,369
ChemoCentryx Inc. (c)	5	73
Chindex International Inc. (c)	9	124
Clovis Oncology Inc. (c)	11	316
Codexis Inc. (c) (e)	25	61
Computer Programs & Systems Inc.	10	544
Conceptus Inc. (c)	27	660
Conmed Corp.	25	867
Corcept Therapeutics Inc. (c) (e)	47	94
Cornerstone Therapeutics Inc. (c)	7	48
Coronado Biosciences Inc. (c) (e)	18	173
Corvel Corp. (c)	6	288
Cross Country Healthcare Inc. (c)	22	117
CryoLife Inc.	26	156
Cubist Pharmaceuticals Inc. (c)	57	2,672
Cumberland Pharmaceuticals Inc. (c)	10	48
Curis Inc. (c) (e)	67	221
Cyberonics Inc. (c)	25	1,170
Cynosure Inc. - Class A (c)	11	280
Cytori Therapeutics Inc. (c)	64	161
Dendreon Corp. (c) (e)	139	655
DepoMed Inc. (c)	48	281
Derma Sciences Inc. (c) (e)	12	151
DexCom Inc. (c)	62	1,044
Discovery Laboratories Inc. (c) (e)	35	80
Durata Therapeutics Inc. (c) (e)	6	56
Dyax Corp. (c)	91	397
Dynavax Technologies Inc. (c)	151	336
Emergent BioSolutions Inc. (c)	22	308
Emeritus Corp. (c)	27	744
Endocyte Inc. (c)	29	356
Endologix Inc. (c)	48	775
Ensign Group Inc.	15	493
EnteroMedics Inc. (c) (e)	20	20
Enzon Pharmaceuticals Inc.	34	130
Exact Sciences Corp. (c) (e)	58	564
ExacTech Inc. (c)	7	144
ExamWorks Group Inc. (c) (e)	27	470
Exelixis Inc. (c) (e)	161	743
Five Star Quality Care Inc. (c)	34	228
Fluidigm Corp. (c)	23	422
Furiex Pharmaceuticals Inc. (c)	8	289
Genomic Health Inc. (c)	14	387
Gentiva Health Services Inc. (c)	27	297
Geron Corp. (c) (e)	119	127
Globus Medical Inc. - Class A (c) (e)	9	135
Greatbatch Inc. (c)	22	650
Greenway Medical Technologies (c) (e)	6	94
GTx Inc. (c)	27	110
Haemonetics Corp. (c)	46	1,906
Halozyme Therapeutics Inc. (c)	82	473
Hanger Orthopedic Group Inc. (c)	31	964
Hansen Medical Inc. (c) (e)	51	103
Harvard Bioscience Inc. (c)	24	137
HealthSouth Corp. (c)	85	2,231
HealthStream Inc. (c)	17	380
Healthways Inc. (c)	28	344
HeartWare International Inc. (c)	13	1,135
Hi-Tech Pharmacal Co. Inc.	9	314
HMS Holdings Corp. (c)	76	2,064
Horizon Pharma Inc. (c) (e)	38	102
Hyperion Therapeutics Inc. (c)	6	143
ICU Medical Inc. (c)	11	640
Idenix Pharmaceuticals Inc. (c) (e)	83	294
ImmunoCellular Therapeutics Ltd. (c) (e)	57	156
Immunogen Inc. (c) (e)	76	1,217
Immunomedics Inc. (c) (e)	68	163
Impax Laboratories Inc. (c)	61	939
Infinity Pharmaceuticals Inc. (c)	25	1,193
Insulet Corp. (c)	47	1,227
Integra LifeSciences Holdings Corp. (c)	18	686
Intercept Pharmaceuticals Inc. (c)	4	147
InterMune Inc. (c) (e)	75	674
Invacare Corp.	28	372
IPC The Hospitalist Co. Inc. (c)	15	676
Ironwood Pharmaceuticals Inc. - Class A (c) (e)	68	1,235
Isis Pharmaceuticals Inc. (c) (e)	90	1,518
Jazz Pharmaceuticals Plc (c)	37	2,054
Keryx Biopharmaceuticals Inc. (c) (e)	72	505
Kindred Healthcare Inc. (c)	45	472
KYTHERA Biopharmaceuticals Inc. (c)	4	103
Landauer Inc.	9	492
Lannett Co. Inc. (c)	18	180
Lexicon Pharmaceuticals Inc. (c) (e)	197	430
LHC Group Inc. (c)	13	283
Ligand Pharmaceuticals Inc. (c)	15	396
Luminex Corp. (c)	38	622
Magellan Health Services Inc. (c)	24	1,155
MAKO Surgical Corp. (c) (e)	37	409
MannKind Corp. (c) (e)	117	398
Masimo Corp.	45	876
Maxygen Inc.	24	57
MedAssets Inc. (c)	53	1,021
Medicines Co. (c)	50	1,667
Medidata Solutions Inc. (c)	20	1,173
Merge Healthcare Inc. (c) (e)	63	181
Meridian Bioscience Inc. (e)	37	846
Merit Medical Systems Inc. (c)	39	476
Merrimack Pharmaceuticals Inc. (c)	12	74
Molina Healthcare Inc. (c) (e)	27	830
Momenta Pharmaceuticals Inc. (c)	43	576
MWI Veterinary Supply Inc. (c)	12	1,524
National Healthcare Corp.	9	409
National Research Corp.	2	131
Natus Medical Inc. (c)	26	351
Navidea Biopharmaceuticals Inc. (c) (e)	79	215
Nektar Therapeutics (c) (e)	104	1,149
Neogen Corp. (c)	21	1,062
Neurocrine Biosciences Inc. (c)	59	716
NewLink Genetics Corp. (c) (e)	10	126
Novavax Inc. (c) (e)	127	289
NPS Pharmaceuticals Inc. (c)	77	789
NuVasive Inc. (c)	39	833
NxStage Medical Inc. (c)	48	538
Obagi Medical Products Inc. (c)	18	355
Omeros Corp. (c) (e)	24	97
Omnicell Inc. (c)	29	556
OncoGenex Pharmaceutical Inc. (c) (e)	15	166
Oncothyreon Inc. (c) (e)	52	108
Opko Health Inc. (c) (e)	98	745
Optimer Pharmaceuticals Inc. (c) (e)	43	513
OraSure Technologies Inc. (c)	47	255
Orexigen Therapeutics Inc. (c) (e)	68	426
Orthofix International NV (c)	16	582

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Osiris Therapeutics Inc. (c)	13	139
Owens & Minor Inc. (e)	57	1,869
Pacific Biosciences of California Inc. (c)	30	74
Pacira Pharmaceuticals Inc. (c) (e)	17	500
Pain Therapeutics Inc.	29	100
Palomar Medical Technologies Inc. (c)	17	223
PAREXEL International Corp. (c)	54	2,137
PDI Inc. (c)	8	47
PDL BioPharma Inc. (e)	122	893
Pernix Therapeutics Holdings (c)	7	36
Pharmacyclics Inc. (c)	49	3,935
PharMerica Corp. (c)	25	353
PhotoMedex Inc. (c) (e)	11	169
Pozen Inc. (c)	24	124
Progenics Pharmaceuticals Inc. (c)	46	249
Providence Services Corp. (c)	12	219
Quality Systems Inc.	36	653
Questcor Pharmaceuticals Inc. (e)	48	1,553
Quidel Corp. (c) (e)	26	610
Raptor Pharmaceutical Corp. (c) (e)	42	247
Regulus Therapeutics Inc. (c)	11	83
Repligen Corp. (c)	32	218
Repros Therapeutics Inc. (c) (e)	16	262
Rigel Pharmaceuticals Inc. (c)	79	535
Rochester Medical Corp. (c)	9	124
Rockwell Medical Technologies Inc. (c) (e)	19	74
RTI Biologics Inc. (c)	54	212
Sagent Pharmaceuticals Inc. (c)	8	133
Sangamo Biosciences Inc. (c) (e)	47	449
Santarus Inc. (c)	50	860
Sciclone Pharmaceuticals Inc. (c)	55	253
Seattle Genetics Inc. (c) (e)	86	3,041
Select Medical Holdings Corp.	29	265
Sequenom Inc. (c) (e)	101	420
SIGA Technologies Inc. (c) (e)	35	126
Skilled Healthcare Group Inc. - Class A (c)	19	125
Solta Medical Inc. (c)	56	123
Spectranetics Corp. (c)	30	561
Spectrum Pharmaceuticals Inc. (e)	52	385
Staar Surgical Co. (c)	36	203
STERIS Corp.	51	2,130
Sucampo Pharmaceuticals Inc. - Class A (c)	8	55
Sunesis Pharmaceuticals Inc. (c) (e)	26	145
Supernus Pharmaceuticals Inc. (c) (e)	4	21
SurModics Inc. (c)	12	333
Symmetry Medical Inc. (c)	30	349
Synageva BioPharma Corp. (c)	10	524
Synergy Pharmaceuticals Inc. (c) (e)	33	200
Synta Pharmaceuticals Corp. (c) (e)	34	297
Targacept Inc. (c)	26	111
Team Health Holdings Inc. (c)	26	942
TESARO Inc. (c) (e)	3	72
Theravance Inc. (c) (e)	54	1,275
Threshold Pharmaceuticals Inc. (c) (e)	36	166
Tornier BV (c)	15	287
Transcept Pharmaceuticals Inc. (c)	13	61
Triple-S Management Corp. - Class B (c)	17	289
Trius Therapeutics Inc. (c)	32	222
Unilife Corp. (c) (e)	73	160
Universal American Corp.	35	294
US Physical Therapy Inc.	10	259
Utah Medical Products Inc.	3	129
Vanda Pharmaceuticals Inc. (c)	22	86
Vanguard Health Systems Inc. (c)	27	407
Vascular Solutions Inc. (c)	15	245
Ventrus Biosciences Inc. (c) (e)	10	30
Verastem Inc. (c) (e)	5	47
Vical Inc. (c) (e)	70	278
ViroPharma Inc. (c)	60	1,500
Vivus Inc. (c) (e)	89	976
Vocera Communications Inc. (c)	5	124
Volcano Corp. (c) (e)	48	1,076
WellCare Health Plans Inc. (c)	38	2,211
West Pharmaceutical Services Inc.	31	1,987
Wright Medical Group Inc. (c)	36	856
XenoPort Inc. (c)	39	275
XOMA Corp. (c) (e)	81	282
Zeltiq Aesthetics Inc. (c) (e)	14	52
ZIOPHARM Oncology Inc. (c) (e)	63	116
Zogenix Inc. (c) (e)	53	95
		146,473
INDUSTRIALS - 15.0%
A.T. Cross Co. - Class A (c)	9	128
AAON Inc.	17	463
AAR Corp.	37	679
ABM Industries Inc.	48	1,067
Acacia Research Corp. (c)	45	1,360
ACCO Brands Corp. (c)	102	679
Accuride Corp. (c)	38	206
Aceto Corp.	26	283
Acorn Energy Inc. (e)	14	106
Actuant Corp. - Class A	64	1,974
Acuity Brands Inc.	38	2,645
Advisory Board Co. (c)	31	1,630
Aegion Corp. (c)	35	800
AeroVironment Inc. (c)	15	278
Air Transport Services Group Inc. (c)	43	251
Aircastle Ltd.	51	697
Alamo Group Inc.	6	231
Alaska Air Group Inc. (c)	64	4,093
Albany International Corp. - Class A	25	724
Allegiant Travel Co. (e)	13	1,185
Altra Holdings Inc.	25	675
Amerco Inc.	8	1,345
Ameresco Inc. - Class A (c)	16	121
American Railcar Industries Inc.	8	374
American Science & Engineering Inc.	8	466
American Superconductor Corp. (c) (e)	33	87
American Woodmark Corp. (c)	9	304
Ampco-Pittsburgh Corp.	9	166
AO Smith Corp.	35	2,582
API Technologies Corp. (c) (e)	26	64
Apogee Enterprises Inc.	25	727
Applied Industrial Technologies Inc.	38	1,716
ARC Document Solutions Inc. (c)	31	93
Argan Inc.	9	139
Arkansas Best Corp.	25	287
Astec Industries Inc.	18	644
Astronics Corp. (c)	11	321
Atlas Air Worldwide Holdings Inc. (c)	24	979
Avis Budget Group Inc. (c)	96	2,664
AZZ Inc.	22	1,066
Barnes Group Inc.	49	1,424
Barrett Business Services Inc.	6	334
Beacon Roofing Supply Inc. (c)	42	1,639
Belden Inc.	41	2,121
Blount International Inc. (c)	44	591
BlueLinx Holdings Inc. (c) (e)	26	75
Brady Corp. - Class A	44	1,488
Briggs & Stratton Corp.	43	1,058
Brink’s Co.	43	1,212
Builders FirstSource Inc. (c)	41	239
CAI International Inc. (c)	14	393
Capstone Turbine Corp. (c) (e)	268	241
Casella Waste Systems Inc. - Class A (c)	31	135

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CBIZ Inc. (c)	33	212
CDI Corp.	11	193
Ceco Environmental Corp.	6	74
Celadon Group Inc.	18	380
Cenveo Inc. (c) (e)	44	94
Chart Industries Inc. (c)	26	2,119
Chase Corp.	4	79
CIRCOR International Inc.	16	679
CLARCOR Inc.	45	2,373
Coleman Cable Inc.	9	131
Columbus Mckinnon Corp. (c)	17	336
Comfort Systems USA Inc.	32	455
Commercial Vehicle Group Inc. (c)	22	174
Consolidated Graphics Inc. (c) (e)	7	267
Corporate Executive Board Co.	30	1,762
Courier Corp.	10	139
CPI Aerostructures Inc. (c)	5	39
CRA International Inc. (c)	9	191
Cubic Corp.	14	588
Curtiss-Wright Corp.	42	1,473
Deluxe Corp.	46	1,908
DigitalGlobe Inc. (c)	48	1,398
Dolan Media Co. (c)	31	73
Douglas Dynamics Inc.	21	289
DXP Enterprises Inc. (c)	8	561
Dycom Industries Inc. (c)	30	599
Dynamic Materials Corp.	14	236
Eastern Co.	5	87
Echo Global Logistics Inc. (c) (e)	12	264
Edgen Group Inc. - Class A (c)	12	87
EMCOR Group Inc.	60	2,551
Encore Wire Corp.	14	504
Energy Recovery Inc. (c) (e)	38	139
EnergySolutions Inc. (c)	65	243
EnerNOC Inc. (c)	22	390
EnerSys (c)	43	1,974
Ennis Inc.	23	349
Enphase Energy Inc. (c) (e)	6	40
EnPro Industries Inc. (c)	18	946
ESCO Technologies Inc.	24	978
Esterline Technologies Corp. (c)	28	2,095
Exponent Inc.	12	637
Federal Signal Corp. (c)	57	465
Flow International Corp. (c)	49	192
Forward Air Corp.	26	971
Franklin Covey Co. (c)	13	186
Franklin Electric Co. Inc.	42	1,425
FreightCar America Inc.	11	249
FTI Consulting Inc. (c)	38	1,434
FuelCell Energy Inc. (c) (e)	124	117
Furmanite Corp. (c)	31	208
G&K Services Inc. - Class A	17	760
Genco Shipping & Trading Ltd. (c)	32	93
GenCorp Inc. (c) (e)	52	695
Generac Holdings Inc.	22	786
Genesee & Wyoming Inc. - Class A (c)	40	3,714
Gibraltar Industries Inc. (c)	26	478
Global Power Equipment Group Inc.	15	269
Gorman-Rupp Co.	13	403
GP Strategies Corp. (c)	14	331
Graham Corp.	9	220
Granite Construction Inc.	35	1,116
Great Lakes Dredge & Dock Corp.	55	368
Greenbrier Cos. Inc. (c)	21	477
Griffon Corp.	42	502
H&E Equipment Services Inc.	27	541
Hardinge Inc.	9	128
Hawaiian Holdings Inc. (c)	46	263
Healthcare Services Group Inc.	61	1,558
Heartland Express Inc.	42	563
HEICO Corp.	47	2,023
Heidrick & Struggles International Inc.	15	228
Heritage-Crystal Clean Inc. (c) (e)	7	110
Herman Miller Inc.	53	1,463
Hexcel Corp. (c)	90	2,603
Hill International Inc. (c)	19	57
HNI Corp. (e)	41	1,438
Houston Wire & Cable Co.	15	195
HUB Group Inc. - Class A (c)	34	1,294
Hudson Global Inc. (c)	30	116
Hurco Cos. Inc. (c)	5	147
Huron Consulting Group Inc. (c)	20	800
Hyster-Yale Materials Handling Inc. - Class A	9	535
ICF International Inc. (c)	18	477
II-VI Inc. (c)	47	803
InnerWorkings Inc. (c) (e)	28	430
Insperity Inc.	20	580
Insteel Industries Inc.	16	257
Interface Inc.	53	1,027
International Shipholding Corp.	4	79
Intersections Inc. (e)	9	87
JetBlue Airways Corp. (c) (e)	208	1,435
John Bean Technologies Corp.	25	527
Kadant Inc. (c)	10	242
Kaman Corp. - Class A	23	820
Kaydon Corp.	28	710
Kelly Services Inc. - Class A	23	421
Keyw Holding Corp. (c) (e)	21	336
Kforce Inc.	24	394
Kimball International Inc. - Class B	29	262
Knight Transportation Inc.	53	850
Knoll Inc.	42	767
Korn/Ferry International (c)	43	770
Kratos Defense & Security Solutions Inc. (c)	35	175
Layne Christensen Co. (c)	18	375
LB Foster Co.	9	378
Lindsay Corp.	12	1,019
LMI Aerospace Inc. (c)	8	173
LSI Industries Inc.	18	126
Lydall Inc. (c)	14	220
Marten Transport Ltd.	13	255
MasTec Inc. (c) (e)	49	1,427
McGrath RentCorp	22	695
Meritor Inc. (c)	82	387
Met-Pro Corp.	11	119
Metalico Inc. (c)	32	51
Michael Baker Corp.	8	205
Middleby Corp. (c)	17	2,567
Miller Industries Inc.	11	183
Mine Safety Appliances Co.	25	1,223
Mistras Group Inc. (c)	13	322
Mobile Mini Inc. (c)	33	976
Moog Inc. - Class A (c)	41	1,873
Mueller Industries Inc.	18	938
Mueller Water Products Inc. - Class A	136	808
Multi-Color Corp.	13	325
MYR Group Inc. (c)	19	462
NACCO Industries Inc. - Class A	5	257
National Presto Industries Inc. (e)	4	344
Navigant Consulting Inc. (c)	47	619
NCI Building Systems Inc. (c)	16	286
NL Industries Inc.	7	83
NN Inc. (c)	16	149
Nortek Inc. (c)	7	494
Northwest Pipe Co. (c)	8	223
Odyssey Marine Exploration Inc. (c) (e)	63	205

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Old Dominion Freight Line Inc. (c)	64	2,454
Omega Flex Inc.	1	17
On Assignment Inc. (c)	39	990
Orbital Sciences Corp. (c)	52	865
Orion Marine Group Inc. (c)	24	237
Pacer International Inc. (c)	32	160
Park-Ohio Holdings Corp. (c)	7	225
Patrick Industries Inc. (c)	3	50
Patriot Transportation Holding Inc. (c)	6	178
Pendrell Corp. (c)	144	238
Performant Financial Corp. (c)	6	79
PGT Inc. (c)	16	108
Pike Electric Corp.	15	218
PMFG Inc. (c)	18	110
Powell Industries Inc. (c)	8	425
Preformed Line Products Co.	2	162
Primoris Services Corp.	26	565
Proto Labs Inc. (c)	5	241
Quad/Graphics Inc. - Class A (e)	22	520
Quality Distribution Inc. (c)	17	145
Quanex Building Products Corp.	32	522
Rand Logistics Inc. (c)	14	87
Raven Industries Inc.	32	1,066
RBC Bearings Inc. (c)	20	1,020
Republic Airways Holdings Inc. (c)	46	531
Resources Connection Inc.	38	480
Rexnord Corp. (c)	25	539
Roadrunner Transportation Systems Inc. (c)	14	311
RPX Corp. (c)	17	241
Rush Enterprises Inc. - Class A (c)	30	735
Saia Inc. (c)	13	486
Sauer-Danfoss Inc.	11	618
Schawk Inc. - Class A	11	118
Seaboard Corp.	—	745
SeaCube Container Leasing Ltd.	10	233
SIFCO Industries Inc.	2	37
Simpson Manufacturing Co. Inc.	36	1,090
SkyWest Inc.	45	725
Spirit Airlines Inc. (c)	36	911
Standard Parking Corp. (c)	14	288
Standex International Corp.	11	609
Steelcase Inc. - Class A	69	1,021
Sterling Construction Co. Inc. (c)	16	178
Sun Hydraulics Corp.	19	612
Swift Transporation Co. - Class A (c)	71	1,012
Swisher Hygiene Inc. (c) (e)	91	117
Sypris Solutions Inc.	8	36
TAL International Group Inc.	26	1,183
Taser International Inc. (c)	50	399
Team Inc. (c)	18	736
Teledyne Technologies Inc. (c)	33	2,599
Tennant Co.	17	836
Tetra Tech Inc. (c)	57	1,749
Textainer Group Holdings Ltd. (e)	12	490
Thermon Group Holdings Inc. (c)	14	304
Titan International Inc. (e)	43	900
Titan Machinery Inc. (c) (e)	14	397
TMS International Corp. - Class A (c)	11	141
TRC Cos. Inc. (c)	11	73
Trex Co. Inc. (c)	13	653
TriMas Corp. (c)	29	953
TrueBlue Inc. (c)	37	776
Tutor Perini Corp. (c)	33	630
Twin Disc Inc.	7	175
UniFirst Corp.	13	1,192
United Rentals Inc. (c)	—	—
United Stationers Inc.	37	1,426
Universal Forest Products Inc.	18	708
Universal Truckload Services Inc.	5	127
US Airways Group Inc. (c) (e)	146	2,484
US Ecology Inc.	17	448
USG Corp. (c) (e)	67	1,769
Viad Corp.	18	496
Vicor Corp. (c)	15	76
VSE Corp.	4	88
Wabash National Corp. (c)	60	609
WageWorks Inc. (c)	5	131
Watsco Inc.	26	2,190
Watts Water Technologies Inc. - Class A	25	1,198
Werner Enterprises Inc.	40	957
WESCO Aircraft Holdings Inc. (c) (e)	17	243
Willis Lease Finance Corp. (c)	4	66
Woodward Governor Co.	62	2,478
XPO Logistics Inc. (c) (e)	17	281
		184,408
INFORMATION TECHNOLOGY - 16.1%
3D Systems Corp. (c) (e)	63	2,038
Accelrys Inc. (c)	51	502
ACI Worldwide Inc. (c)	36	1,755
Active Network Inc. (c) (e)	31	131
Actuate Corp. (c)	47	284
Acxiom Corp. (c)	68	1,394
ADTRAN Inc. (e)	57	1,116
Advanced Energy Industries Inc. (c)	37	669
Advent Software Inc. (c)	27	764
Aeroflex Holding Corp. (c)	16	124
Agilysys Inc. (c)	15	151
Alpha & Omega Semiconductor Ltd. (c)	16	143
Ambarella Inc. (c)	5	79
American Software Inc. - Class A	20	169
Amkor Technology Inc. (c) (e)	67	269
Anadigics Inc. (c)	73	146
Anaren Inc. (c)	13	245
Angie’s List Inc. (c) (e)	33	649
Anixter International Inc.	25	1,749
Applied Micro Circuits Corp. (c)	57	421
Arris Group Inc. (c)	100	1,723
Aruba Networks Inc. (c) (e)	101	2,495
Aspen Technology Inc. (c)	84	2,722
ATMI Inc. (c)	28	635
Audience Inc. (c)	5	74
AVG Technologies NV (c) (e)	6	85
Aviat Networks Inc. (c)	62	209
Avid Technology Inc. (c)	29	182
Aware Inc.	9	43
Axcelis Technologies Inc. (c)	95	119
AXT Inc. (c)	29	84
Badger Meter Inc.	13	702
Bankrate Inc. (c) (e)	40	476
Bazaarvoice Inc. (c) (e)	8	62
Bel Fuse Inc. - Class B	10	162
Benchmark Electronics Inc. (c)	52	931
Black Box Corp.	16	351
Blackbaud Inc.	41	1,216
Blucora Inc. (c)	37	572
Bottomline Technologies Inc. (c)	34	975
Brightcove Inc. (c) (e)	4	27
BroadSoft Inc. (c) (e)	25	663
Brooks Automation Inc.	61	621
Cabot Microelectronics Corp. (c)	21	736
CACI International Inc. - Class A (c)	21	1,192
CalAmp Corp. (c)	28	305
Calix Inc. (c)	37	301
Callidus Software Inc. (c) (e)	32	144
Carbonite Inc. (c)	9	100

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Cardtronics Inc. (c)	38	1,056
Cass Information Systems Inc. (e)	9	367
Cavium Inc. (c)	45	1,745
Ceva Inc. (c)	21	320
Checkpoint Systems Inc. (c)	36	470
Ciber Inc. (c)	73	342
Ciena Corp. (c)	90	1,437
Cirrus Logic Inc. (c) (e)	57	1,300
Cognex Corp.	39	1,632
Coherent Inc.	21	1,218
Cohu Inc.	21	195
CommVault Systems Inc. (c)	40	3,296
Computer Task Group Inc. (c)	13	284
comScore Inc. (c)	31	527
Comtech Telecommunications Corp. (e)	16	386
Comverse Inc. (c)	20	557
Constant Contact Inc. (c)	26	344
Convergys Corp.	99	1,681
Cornerstone OnDemand Inc. (c)	31	1,045
CoStar Group Inc. (c)	25	2,782
Cray Inc. (c)	33	768
CSG Systems International Inc. (c)	30	634
CTS Corp.	32	339
Cymer Inc. (c)	28	2,677
Daktronics Inc.	33	341
Datalink Corp. (c)	12	148
Dealertrack Technologies Inc. (c)	39	1,131
Demand Media Inc. (c) (e)	24	208
Demandware Inc. (c)	5	133
Dice Holdings Inc. (c)	38	387
Digi International Inc. (c)	23	208
Digimarc Corp.	6	141
Digital River Inc. (c)	34	476
Diodes Inc. (c)	33	685
DSP Group Inc. (c)	21	169
DTS Inc. (c)	17	289
E2open Inc. (c) (e)	3	67
Earthlink Inc.	94	507
Ebix Inc. (e)	24	393
Echelon Corp. (c)	39	94
Electro Rent Corp.	16	299
Electro Scientific Industries Inc.	21	229
Electronics for Imaging Inc. (c)	41	1,034
Ellie Mae Inc. (c)	22	525
Emulex Corp. (c)	80	523
Entegris Inc. (c)	125	1,228
Entropic Communications Inc. (c)	75	304
Envestnet Inc. (c)	18	314
Envivio Inc. (c)	6	11
EPAM Systems Inc. (c)	5	117
EPIQ Systems Inc.	27	374
ePlus Inc.	4	176
Euronet Worldwide Inc. (c)	46	1,214
Exa Corp. (c)	4	43
ExactTarget Inc. (c)	8	182
Exar Corp. (c)	33	351
ExlService Holdings Inc. (c)	20	669
Extreme Networks (c)	88	295
Fabrinet (c)	21	303
Fair Isaac Corp.	30	1,392
FalconStor Software Inc. (c)	31	84
FARO Technologies Inc. (c)	15	639
FEI Co.	34	2,168
Finisar Corp. (c)	83	1,091
First Solar Inc. (c) (e)	54	1,467
FleetMatics Group Plc (c) (e)	7	181
FormFactor Inc. (c)	40	188
Forrester Research Inc.	12	376
Geeknet Inc. (c) (e)	4	64
Global Cash Access Holdings Inc. (c)	56	393
Globecomm Systems Inc. (c)	22	264
Glu Mobile Inc. (c) (e)	44	130
GSI Group Inc. (c)	25	213
GSI Technology Inc. (c)	20	131
GT Advanced Technologies Inc. (c) (e)	105	345
Guidance Software Inc. (c)	12	132
Guidewire Software Inc. (c)	19	723
Hackett Group Inc.	20	91
Harmonic Inc. (c)	108	627
Heartland Payment Systems Inc. (e)	35	1,160
Higher One Holdings Inc. (c) (e)	30	267
Hittite Microwave Corp. (c)	28	1,724
iGate Corp. (c)	30	559
Imation Corp. (c)	28	107
Immersion Corp. (c)	28	334
Imperva Inc. (c)	9	353
Infinera Corp. (c) (e)	95	667
Infoblox Inc. (c)	6	135
Innodata Isogen Inc. (c)	18	61
Inphi Corp. (c)	20	213
Insight Enterprises Inc. (c)	39	807
Integrated Device Technology Inc. (c)	127	951
Integrated Silicon Solutions Inc. (c)	22	206
Interactive Intelligence Group (c)	12	554
InterDigital Inc. (e)	37	1,771
Intermec Inc. (c)	54	529
Intermolecular Inc. (c)	11	114
Internap Network Services Corp. (c)	45	424
International Rectifier Corp. (c) (e)	63	1,327
Intersil Corp. - Class A	114	993
Intevac Inc. (c)	19	90
IntraLinks Holdings Inc. (c)	34	214
InvenSense Inc. (c)	32	341
Ipass Inc. (c)	42	83
Ixia (c)	37	794
IXYS Corp.	21	203
j2 Global Inc. (e)	42	1,644
Jive Software Inc. (c)	14	211
Kemet Corp. (c)	45	280
Key Tronic Corp. (c)	8	96
Keynote Systems Inc.	14	190
Kopin Corp. (c)	59	218
KVH Industries Inc. (c) (e)	14	185
Lattice Semiconductor Corp. (c)	109	595
Limelight Networks Inc. (c) (e)	54	112
Lionbridge Technologies Inc. (c)	47	182
Liquidity Services Inc. (c) (e)	22	643
Littelfuse Inc.	20	1,333
LivePerson Inc. (c)	48	645
LogMeIn Inc. (c)	20	380
Loral Space & Communications Inc.	10	626
LTX-Credence Corp. (c)	46	279
M/A-COM Technology Solutions Holdings Inc. (c)	5	78
Manhattan Associates Inc. (c)	18	1,369
Mantech International Corp. - Class A (e)	20	544
Marchex Inc. - Class B	20	86
Market Leader Inc. (c)	18	158
Mattersight Corp. (c) (e)	8	35
Mattson Technology Inc. (c)	47	65
MAXIMUS Inc.	30	2,402
MaxLinear Inc. - Class A (c)	18	111
Maxwell Technologies Inc. (c)	27	144
Measurement Specialties Inc. (c)	14	556
MeetMe Inc. (c) (e)	15	34
MEMC Electronic Materials Inc. (c)	201	883

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Mentor Graphics Corp. (c)	84	1,522
Mercury Systems Inc. (c)	26	190
Mesa Laboratories Inc.	2	110
Methode Electronics Inc.	33	431
Micrel Inc.	43	447
Microsemi Corp. (c)	80	1,861
MicroStrategy Inc. - Class A (c)	7	753
Millennial Media Inc. (c)	9	58
Mindspeed Technologies Inc. (c)	38	126
MKS Instruments Inc.	48	1,295
ModusLink Global Solutions Inc. (c)	34	112
MoneyGram International Inc. (c)	20	366
Monolithic Power Systems Inc.	28	672
Monotype Imaging Holdings Inc.	34	798
Monster Worldwide Inc. (c)	109	555
MoSys Inc. (c)	26	124
Move Inc. (c)	37	442
MTS Systems Corp.	14	841
Multi-Fineline Electronix Inc. (c)	8	116
Nanometrics Inc. (c)	22	315
Neonode Inc. (c) (e)	18	104
NeoPhotonics Corp. (c)	16	80
NetGear Inc. (c)	34	1,154
NetScout Systems Inc. (c)	33	809
Newport Corp. (c)	32	549
NIC Inc.	58	1,105
Numerex Corp. - Class A (c)	13	160
NVE Corp. (c)	4	237
Oclaro Inc. (c) (e)	59	74
OCZ Technology Group Inc. (c) (e)	57	103
Omnivision Technologies Inc. (c)	45	624
OpenTable Inc. (c) (e)	20	1,269
Oplink Communications Inc. (c)	17	280
OSI Systems Inc. (c)	18	1,125
Park Electrochemical Corp.	19	486
ParkerVision Inc. (c) (e)	61	224
PC Connection Inc.	8	134
PC-Tel Inc.	15	105
PDF Solutions Inc. (c)	22	359
Pegasystems Inc. (e)	15	409
Peregrine Semiconductor Corp. (c) (e)	5	44
Perficient Inc. (c)	30	345
Pericom Semiconductor Corp. (c)	20	136
Pervasive Software Inc. (c)	11	97
Photronics Inc. (c)	54	357
Plantronics Inc.	38	1,700
Plexus Corp. (c)	32	776
PLX Technology Inc. (c)	45	203
Power Integrations Inc.	25	1,083
Power-One Inc. (c) (e)	56	231
PRG-Schultz International Inc. (c)	25	171
Procera Networks Inc. (c)	16	194
Progress Software Corp. (c)	52	1,191
Proofpoint Inc. (c)	5	86
PROS Holdings Inc. (c)	20	534
PTC Inc. (c)	108	2,746
QAD Inc. - Class A (e)	6	77
QLIK Technologies Inc. (c)	77	1,993
QLogic Corp. (c)	82	951
Qualys Inc. (c)	7	89
Quantum Corp. (c)	224	287
QuickLogic Corp. (c) (e)	45	111
QuinStreet Inc. (c)	26	158
Radisys Corp. (c)	18	90
Rambus Inc. (c)	97	542
RealD Inc. (c) (e)	40	523
RealNetworks Inc. (c)	19	148
RealPage Inc. (c) (e)	33	679
Responsys Inc. (c)	29	254
RF Micro Devices Inc. (c)	252	1,342
Richardson Electronics Ltd.	11	134
Rofin-Sinar Technologies Inc. (c)	25	687
Rogers Corp. (c)	14	685
Rosetta Stone Inc. (c)	8	128
Rubicon Technology Inc. (c) (e)	14	93
Ruckus Wireless Inc. (c) (e)	7	147
Rudolph Technologies Inc. (c)	28	326
Saba Software Inc. (c)	24	194
Sanmina Corp. (c)	73	830
Sapiens International Corp. NV	11	60
Sapient Corp. (c)	112	1,360
ScanSource Inc. (c)	24	673
SciQuest Inc. (c)	17	413
SeaChange International Inc. (c)	25	295
Semtech Corp. (c)	59	2,095
ServiceSource International Inc. (c) (e)	45	315
ShoreTel Inc. (c)	45	162
Sigma Designs Inc. (c)	30	146
Silicon Graphics International Corp. (c)	29	393
Silicon Image Inc. (c)	73	357
Sonus Networks Inc. (c)	188	488
Sourcefire Inc. (c)	27	1,591
Spansion Inc. (c)	44	562
Spark Networks Inc. (c)	9	65
SPS Commerce Inc. (c)	11	485
SS&C Technologies Holdings Inc. (c)	29	879
Stamps.com Inc. (c)	13	328
STEC Inc. (c) (e)	29	129
STR Holdings Inc. (c) (e)	24	52
SunPower Corp. (c) (e)	38	433
Super Micro Computer Inc. (c)	25	279
Supertex Inc.	9	195
support.com Inc. (c)	43	178
Sykes Enterprises Inc. (c)	33	532
Symmetricom Inc. (c)	40	181
Synacor Inc. (c) (e)	5	16
Synaptics Inc. (c)	31	1,245
Synchronoss Technologies Inc. (c) (e)	24	746
SYNNEX Corp. (c)	24	887
Syntel Inc.	14	952
Take-Two Interactive Software Inc. (c)	71	1,148
Tangoe Inc. (c)	26	322
TechTarget Inc. (c)	14	66
TeleNav Inc. (c)	17	108
TeleTech Holdings Inc. (c)	21	435
Tellabs Inc.	319	667
Telular Corp.	13	134
Tessco Technologies Inc.	4	94
Tessera Technologies Inc.	46	857
TiVo Inc. (c)	111	1,371
Travelzoo Inc. (c)	6	123
TriQuint Semiconductor Inc. (c)	154	779
Trulia Inc. (c)	6	182
TTM Technologies Inc. (c)	45	342
Tyler Technologies Inc. (c)	27	1,669
Ubiquiti Networks Inc.	9	127
Ultimate Software Group Inc. (c)	24	2,501
Ultra Clean Holdings Inc. (c)	29	190
Ultratech Inc. (c)	24	929
Unisys Corp. (c)	40	908
United Online Inc.	77	466
Universal Display Corp. (c) (e)	36	1,060
Unwired Planet Inc. (c)	90	201
ValueClick Inc. (c)	67	1,972
VASCO Data Security International Inc. (c)	25	214
Veeco Instruments Inc. (c) (e)	35	1,329

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Verint Systems Inc. (c)	45	1,661
ViaSat Inc. (c) (e)	34	1,643
Viasystems Group Inc. (c)	2	32
VirnetX Holding Corp. (c) (e)	38	729
Virtusa Corp. (c)	17	415
Vishay Precision Group Inc. (c)	10	148
VistaPrint NV (c) (e)	30	1,178
Vocus Inc. (c)	19	271
Volterra Semiconductor Corp. (c)	22	313
Web.com Group Inc. (c)	31	521
WebMD Health Corp. - Class A (c)	46	1,108
Websense Inc. (c)	34	508
Westell Technologies Inc. - Class A (c)	34	68
WEX Inc. (c)	35	2,748
XO Group Inc. (c)	24	236
Yelp Inc. - Class A (c) (e)	7	161
Zillow Inc. - Class A (c) (e)	3	145
Zixit Corp. (c)	55	198
Zygo Corp. (c)	16	234
		197,328
MATERIALS - 5.2%
A. Schulman Inc.	27	849
ADA-ES Inc. (c) (e)	9	243
AEP Industries Inc. (c)	4	276
AK Steel Holding Corp. (e)	118	390
AM Castle & Co. (c) (e)	16	282
AMCOL International Corp.	22	659
American Vanguard Corp.	25	776
Arabian American Development Co. (c)	16	135
Axiall Corp.	63	3,885
Balchem Corp.	27	1,170
Berry Plastics Group Inc. (c)	27	518
Boise Inc.	87	753
Buckeye Technologies Inc.	34	1,029
Calgon Carbon Corp. (c)	51	927
Century Aluminum Co. (c)	46	358
Chemtura Corp. (c)	89	1,924
Clearwater Paper Corp. (c)	21	1,104
Coeur d’Alene Mines Corp. (c)	80	1,500
Deltic Timber Corp.	10	674
Eagle Materials Inc.	44	2,933
Ferro Corp. (c)	82	556
Flotek Industries Inc. (c) (e)	45	735
FutureFuel Corp.	17	203
General Moly Inc. (c) (e)	54	119
Globe Specialty Metals Inc.	56	780
Gold Resource Corp. (e)	25	327
Golden Minerals Co. (c) (e)	33	79
Golden Star Resources Ltd. (c) (e)	231	369
Graphic Packaging Holding Co. (c)	130	973
GSE Holding Inc. (c)	6	51
Handy & Harman Ltd. (c)	4	57
Hawkins Inc.	8	339
Haynes International Inc.	11	601
HB Fuller Co.	45	1,762
Headwaters Inc. (c)	63	682
Hecla Mining Co. (e)	258	1,020
Horsehead Holding Corp. (c)	37	402
Innophos Holdings Inc.	19	1,040
Innospec Inc.	21	921
Kaiser Aluminum Corp.	18	1,133
KapStone Paper and Packaging Corp.	37	1,024
KMG Chemicals Inc.	8	161
Koppers Holdings Inc.	18	804
Kraton Performance Polymers Inc. (c)	29	679
Landec Corp. (c)	25	355
Louisiana-Pacific Corp. (c)	124	2,676
LSB Industries Inc. (c)	16	566
Materion Corp.	19	538
McEwen Mining Inc. (c) (e)	195	557
Metals USA Holdings Corp.	9	193
Midway Gold Corp. (c) (e)	120	146
Minerals Technologies Inc.	32	1,335
Myers Industries Inc.	30	417
Neenah Paper Inc.	15	454
Noranda Aluminium Holding Corp.	27	121
Olin Corp.	72	1,826
Olympic Steel Inc.	7	175
OM Group Inc. (c)	28	663
Omnova Solutions Inc. (c)	43	333
P.H. Glatfelter Co.	37	867
Paramount Gold and Silver Corp. (c) (e)	110	244
PolyOne Corp.	90	2,202
Quaker Chemical Corp.	12	701
Resolute Forest Products (c) (e)	72	1,172
Revett Minerals Inc. (c)	25	58
RTI International Metals Inc. (c)	27	865
Schnitzer Steel Industries Inc. - Class A	22	582
Schweitzer-Mauduit International Inc.	28	1,078
Sensient Technologies Corp.	45	1,764
Stepan Co.	15	951
Stillwater Mining Co. (c)	103	1,331
SunCoke Energy Inc. (c)	64	1,039
Texas Industries Inc. (c) (e)	20	1,247
Tredegar Corp.	21	632
UFP Technologies Inc. (c)	4	87
United States Lime & Minerals Inc. (c)	2	82
Universal Stainless & Alloy Products Inc. (c)	6	218
US Antimony Corp. (c) (e)	43	75
US Silica Holdings Inc. (e)	11	267
Vista Gold Corp. (c) (e)	55	119
Wausau Paper Corp.	40	428
Worthington Industries Inc.	47	1,442
Zep Inc.	20	297
Zoltek Cos. Inc. (c) (e)	22	264
		63,569
TELECOMMUNICATION SERVICES - 0.6%
8x8 Inc. (c)	64	441
Atlantic Tele-Network Inc.	8	409
Boingo Wireless Inc. (c) (e)	13	70
Cbeyond Inc. (c)	25	184
Cincinnati Bell Inc. (c)	172	561
Cogent Communications Group Inc.	43	1,124
Consolidated Communications Holdings Inc.	35	621
Fairpoint Communications Inc. (c) (e)	19	144
General Communication Inc. - Class A (c)	32	290
Hawaiian Telcom Holdco Inc. (c)	10	241
HickoryTech Corp.	12	125
IDT Corp. - Class B	13	158
inContact Inc. (c)	35	281
Iridium Communications Inc. (c) (e)	47	282
Leap Wireless International Inc. (c) (e)	47	275
Lumos Networks Corp.	13	174
magicJack VocalTec Ltd. (c) (e)	12	170
Neutral Tandem Inc.	24	80
NTELOS Holdings Corp.	12	157
ORBCOMM Inc. (c)	34	175
Premiere Global Services Inc. (c)	44	483
Primus Telecommunications Group Inc.	10	108
Shenandoah Telecommunications Co.	20	311
Towerstream Corp. (c) (e)	38	85
USA Mobility Inc.	18	244
Vonage Holdings Corp. (c)	147	425
		7,618

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
UTILITIES - 3.2%
Allete Inc.	34	1,691
American DG Energy Inc. (c)	20	41
American States Water Co.	17	974
Artesian Resources Corp. - Class A	6	142
Atlantic Power Corp. (e)	108	533
Avista Corp.	53	1,456
Black Hills Corp.	40	1,756
Cadiz Inc. (c) (e)	10	68
California Water Service Group	38	751
CH Energy Group Inc.	13	854
Chesapeake Utilities Corp.	8	413
Cleco Corp.	55	2,583
Connecticut Water Services Inc.	10	302
Consolidated Water Co. Ltd.	15	149
Delta Natural Gas Co. Inc.	5	119
El Paso Electric Co.	36	1,200
Empire District Electric Co.	38	847
Genie Energy Ltd. - Class B	13	124
IDACORP Inc.	44	2,139
Laclede Group Inc.	20	841
MGE Energy Inc.	21	1,164
Middlesex Water Co.	13	262
New Jersey Resources Corp.	38	1,686
Northwest Natural Gas Co.	24	1,067
NorthWestern Corp.	33	1,316
Ormat Technologies Inc. (e)	15	318
Otter Tail Corp.	32	988
Piedmont Natural Gas Co. Inc.	67	2,208
PNM Resources Inc.	72	1,678
Portland General Electric Co.	67	2,027
SJW Corp.	13	350
South Jersey Industries Inc.	28	1,529
Southwest Gas Corp.	41	1,938
UIL Holdings Corp.	46	1,812
Unitil Corp.	13	359
UNS Energy Corp.	36	1,781
WGL Holdings Inc.	46	2,011
York Water Co.	13	241
		39,718
Total Common Stocks (cost $953,457)		1,198,756

RIGHTS - 0.0%
Allos Therapeutics Inc. (c) (f)	69	—

Total Rights (cost $0)		—

WARRANTS - 0.0%
Magnum Hunter (c) (e)	7	1

Total Warrants (cost $0)		1

INVESTMENT COMPANIES - 0.0%
Firsthand Technology Value Fund Inc. (c) (e)	7	132

Total Investment Companies (cost $130)		132

OTHER EQUITY INTERESTS - 0.0%
Gerber Scientific Inc. (c) (e) (f) (u)	19	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 15.2%
Investment Company - 2.1%
JNL Money Market Fund, 0.03% (a) (h)	25,450	25,450
Securities Lending Collateral - 13.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	159,111	159,111
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.09%, 06/13/13 (o)	$1,270	1,270

Total Short Term Investments (cost $185,831)		185,831

Total Investments - 112.8% (cost $1,139,418)		1,384,720
Other Assets and Liabilities, Net - (12.8%)		(156,995)
Total Net Assets - 100.0%		$1,227,725

JNL/Mellon Capital Management International Index Fund
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 10.3%
ABC-Mart Inc.	4	$156
Accor SA	24	849
Adidas AG	33	3,425
Aisin Seiki Co. Ltd.	32	1,161
Asics Corp. (e)	22	364
Axel Springer AG (e)	6	253
Bayerische Motoren Werke AG	53	4,605
Benesse Corp.	10	434
Bridgestone Corp.	103	3,452
British Sky Broadcasting Group Plc	173	2,320
Burberry Group Plc	70	1,419
Carnival Plc	29	1,013
Casio Computer Co. Ltd. (e)	33	257
Christian Dior SA	9	1,436
Compagnie Financiere Richemont SA	84	6,594
Compagnie Generale des Etablissements Michelin	29	2,464
Compass Group Plc	295	3,782
Continental AG	18	2,137
Crown Ltd.	60	776
Daihatsu Motor Co. Ltd. (e)	29	603
Daimler AG (e)	145	7,930
Dena Co. Ltd. (e)	17	470
Denso Corp.	77	3,259
Dentsu Inc. (e)	29	872
Don Quijote Co. Ltd.	8	355
Echo Entertainment Group Ltd.	125	453
Electrolux AB - Class B (e)	40	1,010
Eutelsat Communications Group SA	20	701
Fast Retailing Co. Ltd.	8	2,686
Fiat SpA (c)	141	754
Flight Centre Ltd. (e)	8	287
Fuji Heavy Industries Ltd.	95	1,507
Galaxy Entertainment Group Ltd. (c) (e)	343	1,438
Genting International Plc	1,000	1,210
GKN Plc	268	1,080
Hakuhodo DY Holdings Inc.	4	274
Harvey Norman Holdings Ltd. (e)	87	248
Hennes & Mauritz AB - Class B	152	5,461
Honda Motor Co. Ltd.	261	10,059
Hugo Boss AG	4	401
Husqvarna AB - Class B	61	363
Inditex SA	35	4,674
InterContinental Hotels Group Plc	43	1,326
Isetan Mitsukoshi Holdings Ltd. (e)	58	840
Isuzu Motors Ltd.	195	1,182
ITV Plc	586	1,156
J. Front Retailing Co. Ltd.	73	572
Jardine Cycle & Carriage Ltd.	16	656
JC Decaux SA	10	263
Jupiter Telecommunications Co. Ltd.	—	398

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Kabel Deutschland Holding AG	14	1,309
Kingfisher Plc	375	1,643
Koito Manufacturing Co. Ltd.	15	259
Lagardere SCA	20	724
Li & Fung Ltd.	926	1,280
Luxottica Group SpA	25	1,275
LVMH Moet Hennessy Louis Vuitton SA	41	7,003
Marks & Spencer Group Plc	254	1,509
Marui Group Co. Ltd.	33	337
Mazda Motor Corp. (c)	451	1,327
McDonald’s Holdings Co. Japan Ltd.	10	272
MGM China Holdings Ltd.	145	311
Mitsubishi Motors Corp. (c)	585	612
Namco Bandai Holdings Inc.	27	474
Next Plc	26	1,742
NGK Spark Plug Co. Ltd.	27	414
NHK Spring Co. Ltd.	31	325
Nikon Corp.	54	1,270
Nissan Motor Co. Ltd.	400	3,882
Nitori Co. Ltd.	6	475
NOK Corp. (e)	16	226
Nokian Renkaat Oyj	18	799
OPAP SA	41	320
Oriental Land Co. Ltd. (e)	8	1,343
Panasonic Corp.	348	2,622
Pearson Plc	129	2,313
Peugeot SA (c)	40	291
Pirelli & C. SpA (e)	35	364
PPR SA	12	2,626
Publicis Groupe SA	28	1,881
Rakuten Inc.	115	1,179
Reed Elsevier NV	109	1,867
Reed Elsevier Plc	192	2,288
Renault SA	30	1,910
Rinnai Corp.	5	342
Sands China Ltd.	383	1,991
Sankyo Co. Ltd.	9	421
Sanrio Co. Ltd.	7	306
Sega Sammy Holdings Inc.	33	655
Sekisui Chemical Co. Ltd.	70	773
Sekisui House Ltd.	89	1,209
SES SA - FDR	48	1,511
Shangri-La Asia Ltd.	256	503
Sharp Corp. (e)	174	498
Shimamura Co. Ltd.	4	468
Shimano Inc.	12	958
Singapore Press Holdings Ltd. (e)	267	967
SJM Holdings Ltd.	292	731
SKYCITY Entertainment Group Ltd.	85	313
Sodexo SA	15	1,396
Sony Corp.	159	2,761
Stanley Electric Co. Ltd.	26	448
Sumitomo Rubber Industries Inc.	31	514
Suzuki Motor Corp.	58	1,298
Swatch Group AG	5	2,838
Swatch Group AG	7	666
Tabcorp Holdings Ltd.	111	373
Takashimaya Co. Ltd.	40	397
Tatts Group Ltd.	225	743
Toho Co. Ltd.	17	360
Toyoda Gosei Co. Ltd. (e)	9	219
Toyota Boshoku Corp. (e)	10	145
Toyota Industries Corp. (e)	26	961
Toyota Motor Corp.	441	22,750
TUI Travel Plc	80	396
USS Co. Ltd.	3	369
Volkswagen AG	5	915
Whitbread Plc	28	1,114
Wolters Kluwer NV	50	1,086
WPP Plc	204	3,255
Wynn Macau Ltd. (e)	234	625
Yamada Denki Co. Ltd. (e)	14	652
Yamaha Corp.	24	233
Yamaha Motor Co. Ltd.	42	573
Yue Yuen Industrial Holdings Ltd.	124	405
		192,995
CONSUMER STAPLES - 11.7%
AEON Co. Ltd. (e)	99	1,277
Ajinomoto Co. Inc.	102	1,500
Anheuser-Busch InBev NV	129	12,786
Aryzta AG	14	839
Asahi Breweries Ltd.	61	1,463
Associated British Foods Plc	57	1,635
Barry Callebaut AG	—	258
Beiersdorf AG	16	1,479
British American Tobacco Plc	307	16,459
Calbee Inc.	2	189
Carlsberg A/S - Class B	17	1,650
Carrefour SA	97	2,668
Casino Guichard Perrachon SA	9	922
Coca-Cola Amatil Ltd.	91	1,377
Coca-Cola Hellenic Bottling Co. SA	33	872
Coca-Cola West Co. Ltd.	10	165
Colruyt SA	11	553
Danone SA	93	6,468
DE Master Blenders 1753 NV (c)	81	1,249
Delhaize Group (e)	17	915
Diageo Plc	401	12,647
Distribuidora Internacional de Alimentacion SA	102	705
FamilyMart Co. Ltd.	9	407
Golden Agri-Resources Ltd. (e)	1,187	556
Heineken Holding NV	16	1,028
Heineken NV	36	2,741
Henkel AG & Co. KGaA	21	1,627
Imperial Tobacco Group Plc	159	5,569
J Sainsbury Plc	202	1,164
Japan Tobacco Inc.	175	5,604
Jeronimo Martins SGPS SA	37	713
Kao Corp.	83	2,681
Kerry Group Plc	24	1,411
Kesko Oyj	9	293
Kikkoman Corp. (e)	26	455
Kirin Holdings Co. Ltd.	137	2,203
Koninklijke Ahold NV	165	2,530
L’Oreal SA	39	6,145
Lawson Inc. (e)	9	699
Lindt & Spruengli AG	—	722
MEIJI Holdings Co. Ltd. (e)	9	418
Metcash Ltd. (e)	144	623
Metro AG	22	617
Nestle SA	516	37,309
Nippon Meat Packers Inc.	29	468
Nisshin Seifun Group Inc.	34	454
Nissin Foods Holdings Co. Ltd. (e)	9	395
Olam International Ltd. (e)	235	328
Pernod-Ricard SA	34	4,255
Reckitt Benckiser Group Plc	104	7,495
Remy Cointreau SA	3	376
SABMiller Plc	153	8,092
Seven & I Holdings Co. Ltd.	121	4,027
Shiseido Co. Ltd. (e)	54	758
Suedzucker AG	14	581
Swedish Match AB	33	1,013
Tate & Lyle Plc	77	994
Tesco Plc	1,290	7,497

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Toyo Suisan Kaisha Ltd.	16	494
Treasury Wine Estates Ltd.	113	672
Unicharm Corp. (e)	19	1,068
Unilever NV - CVA	261	10,692
Unilever Plc	206	8,703
Wesfarmers Ltd.	162	6,783
Wilmar International Ltd.	305	853
WM Morrison Supermarkets Plc	370	1,554
Woolworths Ltd.	198	6,980
Yakult Honsha Co. Ltd. (e)	15	589
Yamazaki Baking Co. Ltd.	15	198
		218,910
ENERGY - 7.0%
Aker Solutions ASA	25	466
AMEC Plc	48	777
BG Group Plc	544	9,368
BP Plc	3,046	21,418
Caltex Australia Ltd.	20	441
Cie Generale de Geophysique - Veritas (c)	26	597
Cosmo Oil Co. Ltd. (e)	85	180
ENI SpA	408	9,126
Fugro NV - CVA	10	577
Galp Energia SGPS SA	45	707
Idemitsu Kosan Co. Ltd. (e)	4	359
INPEX Corp.	—	1,869
Japan Petroleum Exploration Co.	6	217
JX Holdings Inc.	355	1,999
Lundin Petroleum AB (c)	33	727
Neste Oil Oyj	19	275
OMV AG	24	1,035
Origin Energy Ltd.	172	2,393
Petrofac Ltd.	43	932
Repsol SA	133	2,693
Royal Dutch Shell Plc - Class A	588	19,076
Royal Dutch Shell Plc - Class B	421	14,003
Saipem SpA	42	1,284
Santos Ltd.	151	1,960
SeaDrill Ltd.	56	2,023
Showa Shell Sekiyu KK	29	208
StatoilHydro ASA	179	4,381
Subsea 7 SA (e)	46	1,087
Technip SA	16	1,619
Tenaris SA	75	1,521
TonenGeneral Sekiyu KK	43	426
Total SA	341	16,312
Transocean Ltd. (c)	58	2,995
Tullow Oil Plc	143	2,670
Whitehaven Coal Ltd.	70	155
Woodside Petroleum Ltd.	106	3,975
WorleyParsons Ltd.	34	879
		130,730
FINANCIALS - 24.3%
3i Group Plc	161	776
Aberdeen Asset Management Plc	140	913
Acom Co. Ltd. (c)	6	170
Admiral Group Plc	31	622
Aegon NV	272	1,643
AEON Credit Service Co. Ltd. (e)	10	296
AEON Mall Co. Ltd.	11	324
Ageas	38	1,281
AIA Group Ltd.	1,905	8,377
Allianz SE	73	9,944
AMP Ltd.	457	2,489
Anglo Irish Bank Corp. Plc (f)	34	—
Aozora Bank Ltd.	168	474
Ascendas Real Estate Investment Trust (e)	309	649
Assicurazioni Generali SpA	184	2,879
ASX Ltd.	29	1,088
Australia & New Zealand Banking Group Ltd.	435	12,969
Aviva Plc	460	2,085
AXA SA	284	4,909
Baloise Holding AG	8	737
Banca Monte dei Paschi di Siena SpA (c) (e)	833	199
Banco Bilbao Vizcaya Argentaria SA (e)	873	7,626
Banco de Sabadell SA (e)	451	831
Banco Espirito Santo SA (c)	295	302
Banco Popolare SC (c)	266	338
Banco Popular Espanol SA (c)	886	659
Banco Santander SA	1,677	11,361
Bank Hapoalim BM (c)	159	724
Bank Leumi Le-Israel BM (c)	205	726
Bank of East Asia Ltd.	217	857
Bank of Kyoto Ltd. (e)	48	471
Bank of Yokohama Ltd.	200	1,160
Bankia SA (c) (e)	147	31
Banque Cantonale Vaudoise	—	257
Barclays Plc	1,863	8,290
Bendigo and Adelaide Bank Ltd. (e)	66	706
BGP Holdings Plc (c) (f)	479	—
BNP Paribas	161	8,264
BOC Hong Kong Holdings Ltd.	584	1,955
British Land Co. Plc	135	1,117
CaixaBank SA (e)	177	600
CapitaCommercial Trust (e)	295	378
Capital Shopping Centres Group	85	433
CapitaLand Ltd.	419	1,198
CapitaMall Trust	381	643
CapitaMalls Asia Ltd.	191	317
CFS Retail Property Trust	324	679
Cheung Kong Holdings Ltd.	219	3,244
China Bank Ltd.	124	894
Chugoku Bank Ltd. (e)	26	421
Chuo Mitsui Trust Holdings Inc.	493	2,347
City Developments Ltd. (e)	75	688
CNP Assurances SA	28	379
Commerzbank AG (c) (e)	621	915
Commonwealth Bank of Australia	255	18,095
Corio NV	11	508
Credit Agricole SA (c)	159	1,309
Credit Saison Co. Ltd.	24	595
Credit Suisse Group AG (e)	201	5,296
Dai-Ichi Life Insurance Co. Ltd.	1	1,805
Daito Trust Construction Co. Ltd. (e)	12	1,021
Daiwa House Industry Co. Ltd.	81	1,584
Daiwa Securities Group Inc.	266	1,886
Danske Bank A/S (c)	103	1,847
DBS Group Holdings Ltd.	295	3,812
Delta Lloyd NV	25	426
Deutsche Bank AG	149	5,829
Deutsche Boerse AG	31	1,850
Dexus Property Group	692	751
DNB ASA	154	2,271
Erste Group Bank AG (c)	34	965
Eurazeo	5	251
Exor SpA	9	262
Federation Centres Ltd.	214	527
First Pacific Co. Ltd.	302	409
Fonciere Des Regions	4	311
Fukuoka Financial Group Inc.	129	647
Gecina SA	3	357
Gjensidige Forsikring ASA	30	501
Global Logistic Properties Ltd.	311	661
Goodman Group	278	1,392
GPT Group	215	832

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Groupe Bruxelles Lambert SA	13	1,016
Groupe Bruxelles Lambert SA VVPR Strip (c) (f)	—	—
Gunma Bank Ltd.	67	400
Hachijuni Bank Ltd.	71	427
Hammerson Plc	118	883
Hang Lung Properties Ltd.	355	1,329
Hang Seng Bank Ltd.	121	1,941
Hannover Rueckversicherung AG	10	790
Hargreaves Lansdown Plc	35	466
Henderson Land Development Co. Ltd. (e)	158	1,084
Hiroshima Bank Ltd.	74	358
Hong Kong Exchanges & Clearing Ltd. (e)	176	3,009
Hopewell Holdings Ltd.	87	351
HSBC Holdings Plc	2,927	31,234
Hulic Co. Ltd.	44	364
Hysan Development Co. Ltd.	93	471
Icade SA	3	301
ICAP Plc	83	367
IMMOFINANZ AG	140	533
Industrivarden AB - Class C	17	318
ING Groep NV - CVA (c)	615	4,428
Insurance Australia Group Ltd.	329	1,963
Intesa Sanpaolo SpA	1,588	2,339
Investec Plc	89	625
Investor AB - Class B	72	2,084
Iyo Bank Ltd.	38	353
Japan Exchange Group Inc. (e)	7	677
Japan Prime Realty Investment Corp.	—	442
Japan Real Estate Investment Corp.	—	1,344
Japan Retail Fund Investment Corp.	—	851
Joyo Bank Ltd. (e)	108	602
Julius Baer Group Ltd.	35	1,379
KBC Groep NV	37	1,281
Keppel Land Ltd.	132	421
Kerry Properties Ltd.	109	483
Kinnevik Investment AB - Class B	33	812
Klepierre	15	591
Land Securities Group Plc	123	1,557
Legal & General Group Plc	927	2,440
Lend Lease Corp. Ltd.	88	943
Link REIT	358	1,950
Lloyds Banking Group Plc (c)	6,778	5,050
London Stock Exchange Group Plc	30	590
Macquarie Group Ltd.	52	2,038
Mapfre SA	113	350
Mediobanca SpA	78	399
Mirvac Group	544	921
Mitsubishi Estate Co. Ltd.	201	5,691
Mitsubishi UFJ Financial Group Inc.	2,041	12,312
Mitsubishi UFJ Lease & Finance Co. Ltd.	104	547
Mitsui Fudosan Co. Ltd.	132	3,770
Mizrahi Tefahot Bank Ltd. (c)	19	204
Mizuho Financial Group Inc. (e)	3,664	7,862
MS&AD Insurance Group Holdings (e)	80	1,787
Muenchener Rueckversicherungs AG	29	5,401
National Australia Bank Ltd.	369	11,902
Natixis	140	531
New World Development Ltd.	583	991
Nippon Building Fund Inc.	—	1,583
Nishi-Nippon City Bank Ltd.	126	390
NKSJ Holdings Inc.	61	1,288
Nomura Holdings Inc.	573	3,564
Nomura Real Estate Holdings Inc.	15	327
Nomura Real Estate Office Fund Inc.	—	302
Nordea Bank AB	423	4,800
NTT Urban Development Corp.	—	229
Old Mutual Plc	768	2,372
ORIX Corp.	166	2,114
Oversea-Chinese Banking Corp. Ltd.	407	3,503
Pargesa Holding SA	4	271
Partners Group Holding AG	3	718
Pohjola Bank Plc (e)	21	309
Prudential plc (a)	410	6,666
QBE Insurance Group Ltd. (e)	186	2,632
Raiffeisen International Bank Holding AG	7	245
Ratos AB - Class B	28	299
Resolution Ltd.	222	921
Resona Holdings Inc.	299	1,580
Royal Bank of Scotland Group Plc (c)	330	1,387
RSA Insurance Group Plc	569	1,008
Sampo Oyj - Class A	66	2,551
SBI Holdings Inc.	34	305
Schroders Plc	16	529
SCOR SE	27	764
Segro Plc	131	508
Seven Bank Ltd. (e)	97	311
Shinsei Bank Ltd. (e)	230	528
Shizuoka Bank Ltd.	80	903
Singapore Exchange Ltd.	138	860
Sino Land Co.	445	757
Skandinaviska Enskilda Banken AB - Class A (e)	223	2,240
Societe Generale (c)	113	3,718
Sony Financial Holdings Inc.	26	393
Standard Chartered Plc	383	9,952
Standard Life Plc	373	2,078
Stockland	357	1,363
Sumitomo Mitsui Financial Group Inc.	215	8,833
Sumitomo Realty & Development Co. Ltd.	57	2,201
Sun Hung Kai Properties Ltd.	253	3,414
Suncorp Group Ltd.	203	2,507
Suruga Bank Ltd.	27	434
Svenska Handelsbanken AB - Class A (e)	80	3,418
Swedbank AB - Class A (e)	130	2,951
Swire Pacific Ltd.	108	1,373
Swire Properties Ltd.	174	618
Swiss Life Holding AG	5	683
Swiss Prime Site AG	9	727
Swiss Re AG	57	4,613
T&D Holdings Inc.	95	1,138
Tokio Marine Holdings Inc.	114	3,299
Tokyu Land Corp. (e)	76	717
TrygVesta A/S	4	303
UBS AG	583	8,972
Unibail-Rodamco SE	15	3,452
UniCredit SpA (c)	653	2,801
Unione di Banche Italiane SCPA	142	528
United Overseas Bank Ltd.	205	3,380
UOL Group Ltd.	70	393
Vienna Insurance Group AG Wiener Versicherung Gruppe	5	258
Wendel SA	5	526
Westfield Group	339	3,844
Westfield Retail Trust	460	1,447
Westpac Banking Corp.	493	15,864
Wharf Holdings Ltd.	239	2,142
Wheelock & Co. Ltd.	138	737
Wing Hang Bank Ltd. (e)	9	97
Yamaguchi Financial Group Inc.	31	310
Zurich Financial Services AG	24	6,602
		454,038
HEALTH CARE - 10.1%
Actelion Ltd.	17	906
Alfresa Holdings Corp. (e)	6	338

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Astellas Pharma Inc.	72	3,862
AstraZeneca Plc	198	9,939
Bayer AG	132	13,683
Celesio AG	13	236
Chugai Pharmaceutical Co. Ltd.	34	751
Cie Generale d’Optique Essilor International SA	33	3,632
Cochlear Ltd.	9	666
Coloplast A/S	18	981
CSL Ltd.	80	4,960
Daiichi Sankyo Co. Ltd. (e)	106	2,055
Dainippon Sumitomo Pharma Co. Ltd. (e)	28	490
Eisai Co. Ltd. (e)	40	1,783
Elan Corp. Plc (c)	84	968
Elekta AB - Class B (e)	61	923
Fresenius Medical Care AG & Co. KGaA	33	2,240
Fresenius SE	20	2,414
Getinge AB - Class B (e)	33	1,006
GlaxoSmithKline Plc	786	18,413
Grifols SA (c)	22	834
Hisamitsu Pharmaceutical Co. Inc. (e)	10	553
Kyowa Hakko Kirin Co. Ltd.	40	450
Lonza Group AG	9	578
M3 Inc.	—	184
Medipal Holdings Corp.	21	300
Merck KGaA	10	1,548
Miraca Holdings Inc.	8	404
Mitsubishi Tanabe Pharma Corp.	34	520
Novartis AG	368	26,216
Novo-Nordisk A/S	65	10,513
Olympus Corp. (c)	35	838
Ono Pharmaceutical Co. Ltd.	12	766
Orion Oyj - Class B (e)	17	448
Otsuka Holdings Co. Ltd.	57	1,989
Qiagen NV (c) (e)	35	740
Ramsay Health Care Ltd.	22	727
Roche Holding AG	112	26,190
Sanofi SA	191	19,458
Santen Pharmaceutical Co. Ltd.	11	518
Shionogi & Co. Ltd.	48	981
Shire Plc	89	2,699
Smith & Nephew Plc	142	1,641
Sonic Health Care Ltd.	56	812
Sonova Holding AG	8	950
Suzuken Co. Ltd.	13	463
Sysmex Corp.	11	662
Taisho Pharmaceutical Holdings Co. Ltd.	6	418
Takeda Pharmaceutical Co. Ltd.	127	6,941
Terumo Corp.	25	1,076
Teva Pharmaceutical Industries Ltd.	143	5,684
Tsumura & Co. (e)	9	336
UCB SA	18	1,159
William Demant Holding A/S (c)	4	321
		188,163
INDUSTRIALS - 12.3%
A P Moller - Maersk A/S - Class A	—	690
A P Moller - Maersk A/S - Class B	—	1,640
ABB Ltd.	353	8,004
Abertis Infraestructuras SA - Class A	60	1,016
ACS Actividades de Construccion y Servicios SA	21	483
Adecco SA	22	1,190
Aeroports de Paris	5	382
Aggreko Plc	42	1,151
Alfa Laval AB	55	1,267
All Nippon Airways Co. Ltd. (e)	166	343
ALS Ltd. (e)	57	620
Alstom SA	33	1,335
Amada Co. Ltd.	65	432
Andritz AG (e)	12	793
Asahi Glass Co. Ltd.	166	1,156
Asciano Group	161	941
Assa Abloy AB - Class B	52	2,143
Atlantia SpA	55	864
Atlas Copco AB - Class A	106	3,011
Atlas Copco AB - Class B	62	1,567
Auckland International Airport Ltd.	136	335
Aurizon Holdings Ltd.	298	1,253
Babcock International Group Plc	59	985
BAE Systems Plc	512	3,072
Balfour Beatty Plc	114	408
Bouygues SA	30	821
Brambles Ltd.	246	2,178
Brenntag AG	8	1,288
Bunzl Plc	55	1,078
Bureau Veritas SA	9	1,129
Capita Group Plc	104	1,417
Cathay Pacific Airways Ltd.	174	298
Central Japan Railway Co. (e)	23	2,409
Chiyoda Corp. (e)	23	258
Cie de Saint-Gobain	64	2,390
Cobham Plc	186	690
ComfortDelGro Corp. Ltd.	333	514
Dai Nippon Printing Co. Ltd. (e)	92	879
Daikin Industries Ltd. (e)	38	1,507
Delek Group Ltd.	1	255
Deutsche Lufthansa AG	35	676
Deutsche Post AG	146	3,373
DSV A/S	29	692
East Japan Railway Co.	55	4,502
Edenred	27	895
European Aeronautic Defence & Space Co. NV	72	3,658
Experian Plc	159	2,755
Fanuc Ltd.	31	4,742
Ferrovial SA	66	1,057
Fiat Industrial SpA (e)	136	1,529
Finmeccanica SpA (c)	59	286
Fraport AG Frankfurt Airport Services Worldwide	5	302
Fuji Electric Holdings Co. Ltd.	86	253
Furukawa Electric Co. Ltd.	92	204
G4S Plc	232	1,032
GEA Group AG	28	914
Geberit AG	6	1,479
Groupe Eurotunnel SA	84	673
GS Yuasa Corp. (e)	54	226
Hankyu Hanshin Holdings Inc.	189	1,141
Hexagon AB - Class B	38	1,041
Hino Motors Ltd.	38	413
Hitachi Construction Machinery Co. Ltd. (e)	16	353
Hochtief AG (c)	6	370
Hutchison Port Holdings Trust	849	724
Hutchison Whampoa Ltd.	343	3,586
IHI Corp. (e)	222	676
IMI Plc	53	1,047
International Consolidated Airlines Group SA (c)	136	524
Intertek Group Plc	26	1,327
Invensys Plc	136	727
ITOCHU Corp.	237	2,917
Japan Airlines Co. Ltd.	9	415
Japan Steel Works Ltd. (e)	47	249
JGC Corp.	33	847
JTEKT Corp.	34	321
Kajima Corp. (e)	128	348

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Kamigumi Co. Ltd.	34	313
Kawasaki Heavy Industries Ltd.	239	757
Keihin Electric Express Railway Co. Ltd. (e)	71	742
Keio Corp. (e)	94	808
Keisei Electric Railway Co. Ltd.	50	528
Keppel Corp. Ltd.	226	2,048
Kinden Corp.	26	171
Kintetsu Corp. (e)	260	1,212
Komatsu Ltd.	150	3,597
Kone Oyj - Class B	25	1,940
Koninklijke Boskalis Westminster NV	13	511
Koninklijke Philips Electronics NV	153	4,520
Koninklijke Vopak NV	11	638
Kubota Corp.	173	2,510
Kuehne & Nagel International AG	9	971
Kurita Water Industries Ltd.	17	380
Legrand SA	38	1,638
Leighton Holdings Ltd. (e)	23	495
LIXIL Group Corp. (e)	44	878
Mabuchi Motor Co. Ltd.	4	205
Makita Corp.	18	811
Man SE	6	686
Marubeni Corp.	261	1,998
Meggitt Plc	124	931
Melrose Industries Plc	192	779
Metso Oyj	20	872
Mitsubishi Corp.	226	4,257
Mitsubishi Electric Corp.	305	2,481
Mitsubishi Heavy Industries Ltd.	479	2,771
Mitsubishi Logistics Corp. (e)	20	371
Mitsui & Co. Ltd.	280	3,942
Mitsui OSK Lines Ltd.	164	543
MTR Corp.	239	949
Nabtesco Corp. (e)	16	318
NGK Insulators Ltd. (e)	45	481
Nidec Corp. (e)	17	1,037
Nippon Express Co. Ltd.	142	681
Nippon Yusen KK	268	691
Noble Group Ltd.	581	572
NSK Ltd. (e)	75	572
NWS Holdings Ltd.	217	387
Obayashi Corp.	109	521
Odakyu Electric Railway Co. Ltd. (e)	100	1,246
Orient Overseas International Ltd.	32	219
Orkla ASA	127	1,020
Park24 Co. Ltd.	15	284
Prysmian SpA	34	694
Qantas Airways Ltd. (c)	165	307
Randstad Holding NV	18	744
Rexel SA	16	344
Rolls-Royce Holdings Plc	301	5,178
Ryanair Holdings Plc	2	14
Safran SA	36	1,623
Sandvik AB	158	2,442
Scania AB - Class B	53	1,102
Schindler Holding AG	3	448
Schneider Electric SA	84	6,169
Secom Co. Ltd.	33	1,713
Securitas AB - Class B	55	521
SembCorp Industries Ltd.	158	663
SembCorp Marine Ltd. (e)	121	436
Serco Group Plc	85	815
SGS SA	1	2,123
Shimizu Corp. (e)	90	295
Siemens AG	133	14,354
Singapore Airlines Ltd. (e)	86	758
Singapore Technologies Engineering Ltd.	246	857
Skanska AB - Class B	62	1,130
SKF AB - Class B	62	1,518
SMC Corp. (e)	9	1,651
Smiths Group Plc	63	1,203
Societe BIC SA	5	546
Sojitz Corp.	191	300
Sulzer AG	4	672
Sumitomo Corp.	177	2,244
Sumitomo Electric Industries Ltd.	120	1,473
Sumitomo Heavy Industries Ltd.	84	334
Sydney Airport	55	189
Taisei Corp. (e)	172	479
Thales SA	14	582
THK Co. Ltd. (e)	18	364
TNT NV	54	392
Tobu Railway Co. Ltd.	154	884
Tokyu Corp.	187	1,383
Toll Holdings Ltd.	117	725
Toppan Printing Co. Ltd. (e)	97	700
TOTO Ltd. (e)	42	377
Toyota Tsusho Corp.	32	820
Transurban Group	208	1,384
Ushio Inc. (e)	20	203
Vallourec SA	17	822
Vinci SA	74	3,348
Volvo AB - Class B	235	3,424
Wartsila Oyj Abp (e)	27	1,235
Weir Group Plc	35	1,203
West Japan Railway Co.	27	1,300
Wolseley Plc	43	2,150
Yamato Holdings Co. Ltd. (e)	62	1,118
Yangzijiang Shipbuilding Holdings Ltd. (e)	293	230
Zardoya Otis SA	23	304
Zodiac Aerospace	6	653
		229,688
INFORMATION TECHNOLOGY - 4.2%
Advantest Corp. (e)	22	310
Amadeus IT Holding SA	50	1,348
ARM Holdings Plc	217	3,062
ASM Pacific Technology Ltd.	30	331
ASML Holding NV	51	3,425
Atos Origin SA	9	608
Brother Industries Ltd.	43	440
Canon Inc.	182	6,685
Cap Gemini SA	24	1,080
Citizen Holdings Co. Ltd.	39	199
Computershare Ltd.	73	774
Dassault Systemes SA	10	1,187
FUJIFILM Holdings Corp. (e)	74	1,458
Fujitsu Ltd.	296	1,237
Gemalto NV	13	1,134
Gree Inc. (e)	14	174
Hamamatsu Photonics KK (e)	13	500
Hirose Electric Co. Ltd. (e)	5	594
Hitachi High-Technologies Corp.	9	192
Hitachi Ltd.	746	4,355
Hoya Corp.	69	1,298
Ibiden Co. Ltd.	18	277
Infineon Technologies AG	174	1,373
Itochu Techno-Solutions Corp. (e)	3	168
Keyence Corp.	7	2,198
Konami Corp. (e)	15	304
Konica Minolta Holdings Inc.	83	609
Kyocera Corp.	24	2,220
Mellanox Technologies Ltd. (c)	6	324
Murata Manufacturing Co. Ltd. (e)	32	2,427
NEC Corp.	424	1,132
Nexon Co. Ltd.	17	161

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
NICE Systems Ltd. (c)	9	332
Nintendo Co. Ltd.	17	1,816
Nippon Electric Glass Co. Ltd. (e)	57	285
Nokia Oyj (e)	592	1,927
Nomura Research Institute Ltd.	15	398
NTT Data Corp.	—	627
Omron Corp.	31	774
Oracle Corp. Japan	6	253
Otsuka Corp.	2	240
Ricoh Co. Ltd. (e)	104	1,135
Rohm Co. Ltd.	15	503
Sage Group Plc	203	1,058
SAP AG	148	11,865
Shimadzu Corp. (e)	33	235
STMicroelectronics NV	104	806
Sumco Corp. (c)	18	206
TDK Corp. (e)	20	703
Telefonaktiebolaget LM Ericsson - Class B	489	6,120
Tokyo Electron Ltd. (e)	27	1,169
Toshiba Corp.	635	3,238
Trend Micro Inc. (e)	16	446
United Internet AG	14	347
Yahoo! Japan Corp. (e)	2	1,106
Yaskawa Electric Corp.	32	322
Yokogawa Electric Corp.	31	310
		77,805
MATERIALS - 8.8%
Air Liquide	50	6,091
Air Water Inc.	23	321
Akzo Nobel NV	39	2,448
Alumina Ltd. (c) (e)	442	513
Amcor Ltd.	191	1,850
Anglo American Plc	223	5,762
Antofagasta Plc	63	939
ArcelorMittal	162	2,099
Arkema SA	10	915
Asahi Kasei Corp.	202	1,365
BASF SE	147	12,908
BHP Billiton Ltd.	512	17,503
BHP Billiton Plc	338	9,851
Boliden AB	44	716
Boral Ltd.	127	652
CRH Plc	114	2,515
Croda International Plc	22	936
Daicel Chemical Industries Ltd.	44	344
Daido Steel Co. Ltd. (e)	42	224
Denki Kagaku Kogyo KK	73	264
EMS-Chemie Holding AG (e)	1	366
Eurasian Natural Resources Corp.	35	130
Evraz Plc	51	174
Fletcher Building Ltd.	112	808
Fortescue Metals Group Ltd. (e)	222	920
Fresnillo Plc	28	588
Givaudan SA	1	1,620
Glencore International Plc (e)	613	3,329
HeidelbergCement AG	22	1,609
Hitachi Chemical Co. Ltd.	15	232
Hitachi Metals Ltd. (e)	30	287
Holcim Ltd.	36	2,883
Iluka Resources Ltd. (e)	72	703
Imerys SA	5	339
Incitec Pivot Ltd.	260	840
Israel Chemicals Ltd.	67	867
Israel Corp. Ltd.	—	269
James Hardie Industries SE - CDI (e)	72	756
JFE Holdings Inc.	77	1,486
Johnson Matthey Plc	32	1,140
JSR Corp.	30	609
K+S AG	27	1,272
Kaneka Corp.	42	243
Kansai Paint Co. Ltd.	33	367
Kazakhmys Plc	31	184
Kobe Steel Ltd. (c)	379	446
Koninklijke DSM NV	24	1,426
Kuraray Co. Ltd.	56	794
Lafarge SA	30	1,966
Lanxess AG	13	945
Linde AG	30	5,536
Maruichi Steel Tube Ltd.	7	170
Mitsubishi Chemical Holdings Corp. (e)	219	1,045
Mitsubishi Gas Chemical Co. Inc. (e)	59	391
Mitsubishi Materials Corp.	169	478
Mitsui Chemicals Inc. (e)	128	279
Newcrest Mining Ltd.	120	2,519
Nippon Paper Group Inc. (e) (f)	19	285
Nippon Steel Corp.	1,198	3,052
Nitto Denko Corp.	26	1,578
Norsk Hydro ASA (e)	149	649
Novozymes A/S - Class B	39	1,326
Oji Holdings Corp. (e)	136	511
Orica Ltd.	58	1,477
OZ Minerals Ltd. (e)	53	295
Randgold Resources Ltd.	14	1,189
Rexam Plc	130	1,045
Rio Tinto Ltd. (e)	70	4,201
Rio Tinto Plc	215	10,110
Salzgitter AG	6	231
Shin-Etsu Chemical Co. Ltd.	66	4,384
Showa Denko KK (e)	216	325
Sika AG	—	866
Sims Metal Management Ltd. (e)	24	252
Solvay SA	10	1,313
Stora Enso Oyj	96	619
Sumitomo Chemical Co. Ltd.	224	705
Sumitomo Metal Mining Co. Ltd.	86	1,223
Svenska Cellulosa AB - Class B	92	2,363
Syngenta AG	15	6,215
Taiheiyo Cement Corp. (e)	199	478
Taiyo Nippon Sanso Corp.	36	251
Teijin Ltd. (e)	142	329
ThyssenKrupp AG (c)	61	1,247
Toray Industries Inc. (e)	233	1,583
Toyo Seikan Kaisha Ltd.	23	321
Ube Industries Ltd.	186	367
Umicore	19	885
UPM-Kymmene Oyj	87	969
Vedanta Resources Plc	17	255
Voestalpine AG	18	555
Xstrata Plc	337	5,494
Yamato Kogyo Co. Ltd. (e)	6	165
Yara International ASA	30	1,351
		164,696
TELECOMMUNICATION SERVICES - 4.8%
Belgacom SA	23	570
Bezeq Israeli Telecommunication Corp. Ltd.	278	386
BT Group Plc	1,265	5,342
Deutsche Telekom AG	451	4,780
Elisa Oyj (e)	24	440
France Telecom SA	292	2,955
HKT Trust	334	335
Iliad SA	4	810
Inmarsat Plc	76	818
KDDI Corp. (e)	87	3,629
Koninklijke KPN NV (e)	159	535

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value

Millicom International Cellular SA - SDR	10	759
Nippon Telegraph & Telephone Corp.	69	2,999
NTT DoCoMo Inc. (e)	2	3,658
PCCW Ltd.	576	268
Portugal Telecom SGPS SA (e)	91	452
Singapore Telecommunications Ltd.	1,284	3,722
SoftBank Corp.	152	7,012
StarHub Ltd.	90	316
Swisscom AG	4	1,709
TDC A/S	81	619
Tele2 AB - Class B	48	833
Telecom Corp. of New Zealand Ltd. (e)	285	560
Telecom Italia SpA	1,486	1,048
Telefonica SA	657	8,896
Telekom Austria AG	40	264
Telenet Group Holding NV	8	410
Telenor ASA	114	2,513
TeliaSonera AB	341	2,437
Telstra Corp. Ltd.	686	3,225
Vivendi SA	209	4,330
Vodafone Group Plc	7,866	22,322
Ziggo NV	18	627
		89,579
UTILITIES - 3.6%
Acciona SA	5	268
AGL Energy Ltd.	86	1,422
APA Group	130	806
Centrica Plc	836	4,678
Cheung Kong Infrastructure Holdings Ltd.	84	577
Chubu Electric Power Co. Inc. (e)	102	1,243
Chugoku Electric Power Co. Inc. (e)	45	585
CLP Holdings Ltd.	284	2,493
Contact Energy Ltd.	56	266
E.ON SE	289	5,065
Electric Power Development Co. Ltd.	19	489
Electricite de France SA	36	693
Enagas SA	29	684
Enel Green Power SpA	254	478
Enel SpA	1,059	3,474
Energias de Portugal SA	315	971
Fortum Oyj	70	1,420
Gas Natural SDG SA	55	975
GDF Suez	206	3,949
Hokkaido Electric Power Co. Inc. (c)	34	345
Hokuriku Electric Power Co. (e)	26	316
Hong Kong & China Gas Co. Ltd.	822	2,403
Hongkong Electric Holdings Ltd.	219	2,070
Iberdrola SA	739	3,455
Kansai Electric Power Co. Inc.	118	1,117
Kyushu Electric Power Co. Inc.	70	714
National Grid Plc	584	6,785
Osaka Gas Co. Ltd.	297	1,299
Red Electrica Corp. SA	18	897
RWE AG	77	2,874
Scottish & Southern Energy Plc	152	3,443
Severn Trent Plc	38	993
Shikoku Electric Power Co. Inc.	25	349
Snam Rete Gas SpA	268	1,226
SP AusNet	245	306
Suez Environnement SA	47	602
Terna Rete Elettrica Nazionale SpA	211	874
Toho Gas Co. Ltd. (e)	60	382
Tohoku Electric Power Co. Inc. (c)	74	589
Tokyo Electric Power Co. Inc. (c)	219	544
Tokyo Gas Co. Ltd.	388	2,097
United Utilities Group Plc	108	1,165
Veolia Environnement	55	700
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (e)	10	210
		66,291
Total Common Stocks (cost $1,692,066)		1,812,895

PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.4%
Bayerische Motoren Werke AG	9	581
Porsche Automobil Holding SE	24	1,776
ProSiebenSat.1 Media AG	16	556
Volkswagen AG	23	4,627
		7,540
CONSUMER STAPLES - 0.2%
Henkel AG & Co. KGaA	28	2,706
Lindt & Spruengli AG	—	578
		3,284
FINANCIALS - 0.0%
Intesa Sanpaolo SpA	139	175

INDUSTRIALS - 0.1%
Schindler Holding AG	8	1,169

TELECOMMUNICATION SERVICES - 0.0%
Telecom Italia SpA - RNC	1,032	636

UTILITIES - 0.0%
RWE AG	6	201

Total Preferred Stocks (cost $10,382)		13,005

OTHER EQUITY INTERESTS - 0.0%
IMMOEAST AG (c) (f) (u)	37	—
IMMOFINANZ AG (c) (f) (u)	27	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 7.6%
Investment Company - 1.6%
JNL Money Market Fund, 0.03% (a) (h)	28,558	28,558
Securities Lending Collateral - 5.9%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	110,711	110,711
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.09%, 06/13/13 (o)	$2,090	2,090
Total Short Term Investments (cost $141,359)		141,359

Total Investments - 105.3% (cost $1,843,807)		1,967,259
Other Assets and Liabilities, Net - (5.3%)		(98,997)
Total Net Assets - 100.0%		$1,868,262

JNL/Mellon Capital Management Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.2%
Ally Auto Receivables Trust, 0.59%, 01/17/17	$1,000	$1,001
American Airlines Pass-Through Trust, 5.25%, 01/31/21	451	491
Banc of America Commercial Mortgage Inc. REMIC
5.73%, 05/10/45 (i)	1,500	1,689
5.76%, 05/10/45 (i)	550	617
5.19%, 09/10/47 (i)	1,000	1,098

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
5.45%, 01/15/49	123	126
5.45%, 01/15/49	1,500	1,703
5.48%, 01/15/49 (i)	350	385
Bank of America Credit Card Trust, 5.17%, 06/15/19	900	1,044
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.72%, 06/11/40 (i)	300	349
5.12%, 02/11/41 (i)	1,150	1,228
Capital One Multi-Asset Execution Trust, 5.05%, 12/17/18	1,000	1,125
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	741	830
Citibank Credit Card Issuance Trust, 5.30%, 03/15/18	900	1,021
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.62%, 10/15/48	250	282
5.65%, 10/15/48	500	564
Cobalt Commercial Mortage-Backed Securities Trust REMIC, 5.22%, 08/15/48	1,250	1,395
Continental Airlines Inc. Pass-Through Trust, 4.75%, 01/12/21	277	303
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	250	273
CS First Boston Mortgage Securities Corp. REMIC, 5.01%, 02/15/38 (i)	800	848
Delta Air Lines Pass-Through Trust, 6.82%, 08/10/22 (i)	344	390
GE Capital Commercial Mortgage Corp. REMIC, 5.31%, 11/10/45 (i)	200	219
Greenwich Capital Commercial Funding Corp. REMIC, 5.22%, 04/10/37 (i)	1,000	1,091
GS Mortgage Securities Corp. II REMIC
5.55%, 04/10/38 (i)	1,000	1,106
5.56%, 11/10/39	400	454
3.48%, 01/10/45	750	800
GS Mortgage Securities Trust REMIC, 3.00%, 08/10/44	1,500	1,591
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.59%, 06/12/41 (i)	848	889
5.54%, 10/12/41	1,250	1,421
4.88%, 01/15/42	750	793
4.74%, 07/15/42	500	534
4.78%, 07/15/42	500	535
4.94%, 08/15/42 (i)	278	300
4.87%, 09/11/42	655	708
5.42%, 01/15/49	250	284
5.71%, 02/12/49 (i)	200	231
5.79%, 02/12/51 (i)	521	606
LB-UBS Commercial Mortgage Trust REMIC
5.66%, 03/15/39 (i)	330	370
5.42%, 02/15/40	330	376
5.87%, 09/15/45 (i)	2,000	2,302
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	250	284
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.41%, 07/12/46 (i)	200	226
5.17%, 12/12/49	200	224
5.73%, 06/12/50 (i)	452	469
Morgan Stanley Capital I Trust REMIC
5.33%, 11/12/41	250	282
5.68%, 10/15/42 (i)	270	300
5.57%, 04/12/49 (i)	278	284
5.57%, 04/12/49 (i)	2,400	2,678
Nissan Auto Receivables Owner Trust, 1.00%, 07/16/18	1,000	1,010
Santander Drive Auto Receivables Trust, 1.04%, 08/15/16	500	503
UBS Commercial Mortgage Trust REMIC, 3.40%, 05/10/45	1,500	1,586
UBS-Barclays Commercial Mortgage Trust REMIC, 2.85%, 12/10/45	500	498
Wachovia Bank Commercial Mortgage Trust REMIC
5.22%, 01/15/41 (i)	100	104
5.31%, 07/15/41 (i)	250	260
4.89%, 10/15/41	200	210
4.90%, 10/15/41 (i)	500	531
5.12%, 07/15/42 (i)	410	444
5.42%, 01/15/45 (i)	931	1,019
5.57%, 10/15/48	250	282

Total Non-U.S. Government Agency Asset- Backed Securities (cost $39,635)		42,566

CORPORATE BONDS AND NOTES - 23.2%
CONSUMER DISCRETIONARY - 1.9%
Ace INA Holdings Inc., 5.88%, 06/15/14	500	531
Amazon.com Inc.
0.65%, 11/27/15 (e)	500	499
1.20%, 11/29/17	300	298
2.50%, 11/29/22 (e)	200	195
AutoZone Inc., 5.50%, 11/15/15	400	446
Board of Trustees of The Leland Stanford Junior University, 3.63%, 05/01/14	700	724
CBS Corp.
1.95%, 07/01/17 (e)	450	457
5.63%, 09/15/19	500	595
4.85%, 07/01/42	500	486
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22 (e)	500	758
Comcast Corp.
6.50%, 01/15/15	50	55
5.90%, 03/15/16	500	572
5.70%, 05/15/18 (e)	600	722
3.13%, 07/15/22	500	512
6.50%, 11/15/35	100	127
6.95%, 08/15/37	500	665
6.40%, 03/01/40 (e)	400	506
COX Communications Inc., 5.45%, 12/15/14	144	156
DIRECTV Holdings LLC
3.55%, 03/15/15	200	209
3.50%, 03/01/16	400	425
2.40%, 03/15/17	500	513
4.60%, 02/15/21	600	653
3.80%, 03/15/22	500	511
6.35%, 03/15/40 (e)	600	669
6.00%, 08/15/40	200	213
Discovery Communications LLC
3.70%, 06/01/15	100	106
5.63%, 08/15/19	100	119
5.05%, 06/01/20 (e)	200	231
6.35%, 06/01/40	100	122
Ford Motor Co.
7.45%, 07/16/31	300	379
4.75%, 01/15/43	300	279
Gap Inc., 5.95%, 04/12/21	400	457
Grupo Televisa SAB, 6.63%, 03/18/25	100	126
Hasbro Inc., 6.35%, 03/15/40	300	346
Home Depot Inc.
5.40%, 03/01/16	500	566
5.88%, 12/16/36	250	311

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
5.95%, 04/01/41	500	636
Johnson Controls Inc.
5.50%, 01/15/16	250	279
3.75%, 12/01/21	500	531
Kohl’s Corp., 4.00%, 11/01/21 (e)	500	516
Lowe’s Cos. Inc.
4.63%, 04/15/20 (e)	100	116
3.80%, 11/15/21	500	550
5.50%, 10/15/35	150	173
5.80%, 04/15/40	600	721
Macy’s Retail Holdings Inc.
5.75%, 07/15/14 (e)	500	530
6.65%, 07/15/24	200	248
6.90%, 04/01/29	250	301
4.30%, 02/15/43 (e)	300	275
McDonald’s Corp.
5.35%, 03/01/18	300	357
6.30%, 03/01/38	500	679
NBCUniversal Media LLC
2.10%, 04/01/14	500	507
5.15%, 04/30/20 (e)	200	237
6.40%, 04/30/40	500	634
News America Inc.
5.30%, 12/15/14	175	188
5.65%, 08/15/20	300	358
4.50%, 02/15/21 (e)	400	451
6.20%, 12/15/34 (e)	50	59
6.40%, 12/15/35	500	604
6.65%, 11/15/37	300	371
6.15%, 02/15/41	300	359
Nordstrom Inc., 4.00%, 10/15/21 (e)	225	249
Omnicom Group Inc., 5.90%, 04/15/16	250	283
Target Corp.
5.88%, 07/15/16	250	292
6.50%, 10/15/37	300	404
Thomson Reuters Corp., 6.50%, 07/15/18 (e)	500	614
Time Warner Cable Inc.
5.85%, 05/01/17	150	174
6.75%, 07/01/18	600	738
8.75%, 02/14/19	169	224
6.55%, 05/01/37	250	289
7.30%, 07/01/38	300	373
6.75%, 06/15/39	300	354
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	600	820
Time Warner Inc.
3.15%, 07/15/15	700	737
5.88%, 11/15/16	650	756
4.70%, 01/15/21	200	226
4.00%, 01/15/22	500	538
3.40%, 06/15/22 (e)	500	516
7.63%, 04/15/31	250	338
6.10%, 07/15/40	200	232
Viacom Inc.
2.50%, 12/15/16	500	521
7.88%, 07/30/30	125	165
4.38%, 03/15/43 (r)	300	277
Walt Disney Co.
0.45%, 12/01/15	500	500
1.10%, 12/01/17	350	350
2.75%, 08/16/21	300	309
7.00%, 03/01/32	50	71
3.70%, 12/01/42	300	288
Whirlpool Corp., 4.85%, 06/15/21 (e)	400	440
Wyndham Worldwide Corp., 3.90%, 03/01/23	500	502
Yale University, 2.90%, 10/15/14	224	232
Yum! Brands Inc., 6.88%, 11/15/37	200	261
		36,292
CONSUMER STAPLES - 1.7%
Altria Group Inc.
9.70%, 11/10/18 (l)	500	696
9.25%, 08/06/19 (e) (l)	400	558
2.85%, 08/09/22	500	492
9.95%, 11/10/38 (l)	100	165
Anheuser-Busch Cos. Inc.
5.05%, 10/15/16	100	114
6.45%, 09/01/37	300	398
Anheuser-Busch InBev Finance Inc., 1.25%, 01/17/18 (e)	300	300
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	500	501
6.88%, 11/15/19	400	518
5.38%, 01/15/20	400	482
4.38%, 02/15/21	1,000	1,145
2.50%, 07/15/22	300	295
8.20%, 01/15/39	400	643
3.75%, 07/15/42	300	281
Archer-Daniels-Midland Co.
5.45%, 03/15/18	350	417
5.38%, 09/15/35	200	230
Beam Inc., 5.38%, 01/15/16	45	50
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	75	78
4.10%, 03/15/16	500	535
Campbell Soup Co., 4.25%, 04/15/21 (e)	300	332
Clorox Co., 3.80%, 11/15/21	500	538
Coca-Cola Co.
0.75%, 03/13/15	500	503
3.15%, 11/15/20	300	324
ConAgra Foods Inc.
1.30%, 01/25/16	500	504
2.10%, 03/15/18	400	407
7.00%, 04/15/19	300	375
3.25%, 09/15/22	300	302
4.65%, 01/25/43	300	299
Costco Wholesale Corp., 0.65%, 12/07/15	400	401
CVS Caremark Corp.
5.75%, 06/01/17	244	289
4.13%, 05/15/21	400	445
2.75%, 12/01/22	500	493
Diageo Capital Plc, 4.83%, 07/15/20 (e)	395	462
Diageo Investment Corp., 8.00%, 09/15/22	100	141
General Mills Inc.
5.20%, 03/17/15	500	543
5.70%, 02/15/17	300	350
H.J. Heinz Finance Co., 6.75%, 03/15/32	100	111
Kellogg Co.
4.45%, 05/30/16	350	385
4.00%, 12/15/20 (e)	200	223
Kimberly-Clark Corp., 7.50%, 11/01/18	500	664
Kraft Foods Group Inc.
1.63%, 06/04/15	400	406
6.13%, 08/23/18	221	269
5.38%, 02/10/20	314	375
6.88%, 01/26/39	600	791
5.00%, 06/04/42	200	214
Kroger Co.
6.40%, 08/15/17	200	239
6.15%, 01/15/20	200	243
7.50%, 04/01/31	150	192
Lorillard Tobacco Co., 8.13%, 06/23/19 (l)	500	636
Mondelez International Inc.
4.13%, 02/09/16	100	109
6.50%, 08/11/17	300	362
6.13%, 02/01/18	79	95

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
5.38%, 02/10/20	386	459
6.50%, 02/09/40	700	909
Pepsi Bottling Group Inc., 7.00%, 03/01/29	375	513
PepsiCo Inc.
0.70%, 08/13/15	500	501
7.90%, 11/01/18	555	739
3.13%, 11/01/20	300	321
4.88%, 11/01/40	500	561
Philip Morris International Inc.
1.13%, 08/21/17 (e)	500	498
5.65%, 05/16/18	250	300
2.90%, 11/15/21 (e)	300	309
4.38%, 11/15/41	300	302
Procter & Gamble Co.
4.95%, 08/15/14	150	160
4.70%, 02/15/19	500	589
5.55%, 03/05/37	100	128
Reynolds American Inc., 7.63%, 06/01/16	250	298
Safeway Inc., 6.35%, 08/15/17	500	584
Unilever Capital Corp.
2.75%, 02/10/16	400	421
5.90%, 11/15/32	300	396
Wal-Mart Stores Inc.
1.63%, 04/15/14 (e)	400	405
2.25%, 07/08/15 (e)	300	312
2.80%, 04/15/16	400	425
4.13%, 02/01/19	300	342
4.25%, 04/15/21 (e)	400	459
7.55%, 02/15/30	500	724
6.20%, 04/15/38	300	396
4.88%, 07/08/40	300	337
5.63%, 04/15/41	600	750
Walgreen Co.
1.00%, 03/13/15	500	501
4.40%, 09/15/42	300	288
		32,847
ENERGY - 2.4%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	400	492
Anadarko Petroleum Corp.
5.95%, 09/15/16	100	115
8.70%, 03/15/19	250	337
6.45%, 09/15/36	150	184
Apache Corp.
3.63%, 02/01/21	400	432
2.63%, 01/15/23	500	486
4.75%, 04/15/43	500	511
Baker Hughes Inc., 5.13%, 09/15/40	400	465
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	196
BP Capital Markets Plc
3.13%, 10/01/15	500	528
1.85%, 05/05/17	400	410
4.50%, 10/01/20	500	571
3.25%, 05/06/22	400	413
Burlington Resources Finance Co., 7.20%, 08/15/31	100	138
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (e)	400	425
5.85%, 02/01/35	150	174
6.25%, 03/15/38	300	364
Cenovus Energy Inc.
5.70%, 10/15/19 (e)	500	604
4.45%, 09/15/42 (e)	500	490
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	49
6.63%, 11/01/37	200	262
Conoco Funding Co., 7.25%, 10/15/31	75	107
ConocoPhillips
6.65%, 07/15/18	75	94
5.75%, 02/01/19	300	367
6.00%, 01/15/20	300	375
6.50%, 02/01/39	500	669
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	270
Devon Energy Corp.
2.40%, 07/15/16	500	518
1.88%, 05/15/17 (e)	300	303
7.95%, 04/15/32	100	137
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	136
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/01/42	200	190
Enbridge Energy Partners LP
9.88%, 03/01/19	500	682
7.50%, 04/15/38	200	253
Encana Corp.
3.90%, 11/15/21 (e)	400	423
6.50%, 08/15/34	100	117
6.50%, 02/01/38 (e)	300	352
Energy Transfer Partners LP
5.95%, 02/01/15	250	271
9.70%, 03/15/19 (e)	222	299
5.20%, 02/01/22 (e)	500	561
7.50%, 07/01/38	200	250
6.50%, 02/01/42	500	571
Enterprise Products Operating LLC
5.60%, 10/15/14	25	27
3.70%, 06/01/15	100	106
5.25%, 01/31/20	300	351
6.88%, 03/01/33 (e)	25	32
6.45%, 09/01/40	100	124
5.95%, 02/01/41	300	348
4.45%, 02/15/43 (e)	300	289
EOG Resources Inc.
2.50%, 02/01/16	200	209
4.40%, 06/01/20	200	231
2.63%, 03/15/23	500	494
Halliburton Co., 7.45%, 09/15/39	250	367
Hess Corp.
7.30%, 08/15/31	35	44
5.60%, 02/15/41	400	430
Husky Energy Inc., 7.25%, 12/15/19	500	644
Kerr-McGee Corp., 6.95%, 07/01/24	230	288
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	150	174
9.00%, 02/01/19	500	669
3.95%, 09/01/22	500	531
3.50%, 09/01/23	300	304
6.50%, 09/01/39 (e)	200	241
5.00%, 03/01/43	300	305
Magellan Midstream Partners LP
4.25%, 02/01/21	300	332
4.20%, 12/01/42	200	188
Marathon Oil Corp., 5.90%, 03/15/18 (e)	528	629
Marathon Petroleum Corp., 6.50%, 03/01/41	300	373
Nabors Industries Inc., 6.15%, 02/15/18	300	341
Nexen Inc.
5.88%, 03/10/35	50	60
6.40%, 05/15/37	100	129
Noble Energy Inc., 8.25%, 03/01/19	300	391
Noble Holding International Ltd.
3.45%, 08/01/15	200	209
2.50%, 03/15/17	400	411
6.20%, 08/01/40 (e)	200	226
Occidental Petroleum Corp.
2.50%, 02/01/16 (e)	400	421
4.10%, 02/01/21 (e)	250	283

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
2.70%, 02/15/23	500	500
ONEOK Partners LP, 6.65%, 10/01/36	150	180
PC Financial Partnership, 5.00%, 11/15/14	500	533
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	574
6.63%, 06/15/35	150	180
Petro-Canada, 7.00%, 11/15/28	75	94
Petrobras International Finance Co.
2.88%, 02/06/15 (e)	500	510
3.88%, 01/27/16	500	523
6.13%, 10/06/16 (e)	100	112
5.88%, 03/01/18 (e)	150	168
7.88%, 03/15/19	500	608
5.38%, 01/27/21	700	755
6.88%, 01/20/40 (e)	400	457
Petroleos Mexicanos
4.88%, 03/15/15	500	535
6.00%, 03/05/20 (e)	500	590
5.50%, 01/21/21	700	803
5.50%, 06/27/44 (e)	250	258
5.50%, 06/27/44 (r)	500	516
Phillips 66
1.95%, 03/05/15 (e)	500	511
4.30%, 04/01/22	500	549
Pioneer Natural Resources Co., 3.95%, 07/15/22	400	418
Plains All American Pipeline LP
3.95%, 09/15/15	300	322
6.50%, 05/01/18	100	123
6.70%, 05/15/36	100	126
4.30%, 01/31/43 (e)	200	192
Pride International Inc., 6.88%, 08/15/20	400	501
Rowan Cos. Inc.
7.88%, 08/01/19 (e)	300	375
4.88%, 06/01/22	400	435
Shell International Finance BV
5.20%, 03/22/17	250	290
4.38%, 03/25/20	300	348
6.38%, 12/15/38	200	276
5.50%, 03/25/40	300	374
Southern Natural Gas Co., 5.90%, 04/01/17 (r)	250	291
Spectra Energy Capital LLC, 8.00%, 10/01/19 (e)	250	330
Statoil ASA
5.25%, 04/15/19	500	603
3.15%, 01/23/22	500	530
Suncor Energy Inc.
5.95%, 12/01/34 (e)	100	119
6.50%, 06/15/38	300	382
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23	300	297
4.95%, 01/15/43	300	294
Talisman Energy Inc., 6.25%, 02/01/38	300	339
Total Capital International SA, 2.88%, 02/17/22	500	515
Total Capital SA
3.00%, 06/24/15	400	421
2.30%, 03/15/16 (e)	250	261
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	249
3.80%, 10/01/20	400	439
6.20%, 10/15/37	300	377
Transocean Inc.
4.95%, 11/15/15	500	541
3.80%, 10/15/22	500	493
6.80%, 03/15/38	150	165
Valero Energy Corp.
9.38%, 03/15/19	500	682
7.50%, 04/15/32 (e)	100	130
Weatherford International Inc., 6.35%, 06/15/17	250	287
Weatherford International Ltd.
5.13%, 09/15/20	400	431
5.95%, 04/15/42	400	412
Williams Cos. Inc., 8.75%, 03/15/32	116	156
Williams Partners LP
3.80%, 02/15/15	100	105
5.25%, 03/15/20	500	570
6.30%, 04/15/40 (e)	200	233
		47,180
FINANCIALS - 9.1%
Abbey National Treasury Services Plc, 2.88%, 04/25/14 (e)	500	509
AFLAC Inc., 8.50%, 05/15/19	500	676
African Development Bank, 3.00%, 05/27/14	500	515
Allstate Corp.
6.75%, 05/15/18	300	373
7.45%, 05/16/19	300	394
5.35%, 06/01/33	75	88
5.55%, 05/09/35	100	120
American Express Centurion Bank, 0.88%, 11/13/15	300	300
American Express Co.
6.15%, 08/28/17	750	897
4.05%, 12/03/42	135	130
American Express Credit Corp.
2.75%, 09/15/15	500	523
2.80%, 09/19/16	500	529
American International Group Inc.
3.00%, 03/20/15	500	519
5.60%, 10/18/16	500	568
5.85%, 01/16/18	600	702
6.40%, 12/15/20	500	619
4.88%, 06/01/22	500	566
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	280
Asian Development Bank
4.25%, 10/20/14	750	795
2.50%, 03/15/16	500	529
5.59%, 07/16/18	400	488
6.38%, 10/01/28	210	282
Assurant Inc., 6.75%, 02/15/34	100	110
AvalonBay Communities Inc., 2.85%, 03/15/23	500	487
AXA SA, 8.60%, 12/15/30	100	128
Bank of America Corp.
7.38%, 05/15/14	200	214
4.50%, 04/01/15	500	530
3.70%, 09/01/15 (e)	600	632
1.50%, 10/09/15	300	301
3.63%, 03/17/16	500	530
6.50%, 08/01/16	800	921
5.75%, 12/01/17	675	781
5.65%, 05/01/18	500	578
5.49%, 03/15/19	200	224
5.63%, 07/01/20	700	817
5.00%, 05/13/21	400	448
3.30%, 01/11/23	500	493
Bank of America NA, 6.00%, 10/15/36	250	300
Bank of Montreal, 2.50%, 01/11/17 (e)	500	523
Bank of New York Mellon Corp.
4.30%, 05/15/14 (a)	500	522
2.50%, 01/15/16 (a)	500	523
3.55%, 09/23/21 (a)	600	649
Bank of Nova Scotia
2.05%, 10/07/15	500	515
2.90%, 03/29/16	500	530
Bank One Corp., 7.63%, 10/15/26	500	684

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Barclays Bank Plc
2.75%, 02/23/15 (e)	500	516
3.90%, 04/07/15	500	529
5.13%, 01/08/20 (e)	300	345
BB&T Corp.
5.20%, 12/23/15	500	555
1.60%, 08/15/17	500	505
BBVA US Senior SAU, 4.66%, 10/09/15	400	410
Bear Stearns Cos. Inc., 5.70%, 11/15/14	700	754
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	100	108
5.40%, 05/15/18 (e)	500	597
4.25%, 01/15/21 (e)	300	337
Berkshire Hathaway Inc., 3.20%, 02/11/15 (e)	500	525
BlackRock Inc., 3.50%, 12/10/14	200	210
BNP Paribas SA, 5.00%, 01/15/21	400	451
Boeing Capital Corp., 3.25%, 10/27/14	300	313
Boston Properties LP, 5.63%, 11/15/20	200	237
Brandywine Operating Partnership LP, 3.95%, 02/15/23	500	502
Camden Property Trust, 5.00%, 06/15/15	100	108
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	500	521
Capital One Bank USA NA, 3.38%, 02/15/23	500	495
Capital One Financial Corp.
2.13%, 07/15/14	600	609
6.15%, 09/01/16	250	287
6.75%, 09/15/17	500	604
Caterpillar Financial Services Corp.
4.75%, 02/17/15	100	108
2.75%, 06/24/15	200	209
1.63%, 06/01/17 (e)	400	407
2.85%, 06/01/22 (e)	400	410
Cincinnati Financial Corp.
6.92%, 05/15/28	400	515
6.13%, 11/01/34	100	114
Citigroup Inc.
6.38%, 08/12/14	460	493
5.00%, 09/15/14	400	420
6.01%, 01/15/15	446	483
2.65%, 03/02/15 (e)	1,000	1,028
4.75%, 05/19/15	500	536
5.85%, 08/02/16	250	285
4.45%, 01/10/17	700	771
6.00%, 08/15/17	250	292
6.13%, 05/15/18	400	477
8.50%, 05/22/19	550	733
4.50%, 01/14/22 (e)	500	556
4.05%, 07/30/22 (e)	400	413
6.00%, 10/31/33	150	167
5.88%, 05/29/37	500	592
8.13%, 07/15/39	600	880
CNA Financial Corp., 5.75%, 08/15/21 (e)	400	472
Commonwealth Bank of Australia, 1.25%, 09/18/15 (e)	200	202
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	600	697
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.13%, 10/13/15	500	515
3.38%, 01/19/17 (e)	500	535
3.88%, 02/08/22	500	527
Corp. Andina de Fomento, 3.75%, 01/15/16	200	212
Council Of Europe Development Bank, 1.50%, 02/22/17 (e)	500	512
Credit Suisse AG, 5.40%, 01/14/20	900	1,009
Credit Suisse New York
5.50%, 05/01/14	700	736
3.50%, 03/23/15	500	527
4.38%, 08/05/20	500	564
Credit Suisse USA Inc.
5.13%, 08/15/15	200	220
5.38%, 03/02/16	500	562
7.13%, 07/15/32	100	140
DDR Corp., 4.63%, 07/15/22 (e)	300	325
Deutsche Bank AG London
3.45%, 03/30/15	500	525
6.00%, 09/01/17	500	593
Deutsche Bank Financial LLC, 5.38%, 03/02/15 (e)	250	267
Discover Bank, 7.00%, 04/15/20	300	373
Duke Realty LP
7.38%, 02/15/15	150	166
3.88%, 10/15/22	200	205
ERP Operating LP
5.25%, 09/15/14	250	266
5.75%, 06/15/17 (e)	150	175
European Bank for Reconstruction & Development
2.75%, 04/20/15	500	524
2.50%, 03/15/16 (e)	200	212
1.00%, 02/16/17	500	506
European Investment Bank
3.00%, 04/08/14 (e)	500	514
1.50%, 05/15/14	500	507
4.63%, 05/15/14	850	890
3.13%, 06/04/14	1,000	1,032
1.13%, 08/15/14	500	505
2.75%, 03/23/15 (e)	700	732
1.63%, 09/01/15	600	616
4.88%, 02/16/16 (e)	550	618
2.50%, 05/16/16	500	529
2.13%, 07/15/16	1,000	1,048
1.75%, 03/15/17	500	518
5.13%, 05/30/17	500	586
1.13%, 09/15/17 (e)	1,000	1,007
4.00%, 02/16/21 (e)	500	578
Export-Import Bank of Korea
5.13%, 03/16/15	200	215
5.00%, 04/11/22 (e)	600	694
Fidelity National Financial Inc., 6.60%, 05/15/17	400	454
Ford Motor Credit Co. LLC
8.70%, 10/01/14	300	331
2.75%, 05/15/15	600	612
3.98%, 06/15/16	500	530
4.25%, 02/03/17	300	321
3.00%, 06/12/17 (e)	300	308
5.00%, 05/15/18	300	330
5.88%, 08/02/21	600	686
4.25%, 09/20/22	300	310
Franklin Resources Inc., 3.13%, 05/20/15	300	315
General Electric Capital Corp.
2.15%, 01/09/15 (e)	1,000	1,026
3.50%, 06/29/15	500	529
5.00%, 01/08/16 (e)	300	333
2.95%, 05/09/16	400	423
2.30%, 04/27/17 (e)	500	517
5.63%, 09/15/17	1,100	1,289
5.50%, 01/08/20	700	829
4.38%, 09/16/20 (e)	550	614
4.63%, 01/07/21	400	450
6.75%, 03/15/32	850	1,082
5.88%, 01/14/38	900	1,049
6.88%, 01/10/39	600	786
Genworth Financial Inc., 7.70%, 06/15/20	350	414

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Goldman Sachs Group Inc.
6.00%, 05/01/14	500	527
5.13%, 01/15/15	700	748
3.30%, 05/03/15 (e)	500	521
1.60%, 11/23/15	700	706
3.63%, 02/07/16 (e)	600	637
5.75%, 10/01/16	250	285
6.25%, 09/01/17	200	235
5.95%, 01/18/18	300	350
6.15%, 04/01/18	300	354
7.50%, 02/15/19	600	751
5.38%, 03/15/20	400	456
5.25%, 07/27/21	500	567
5.75%, 01/24/22	500	581
5.95%, 01/15/27	450	502
6.13%, 02/15/33 (e)	850	978
6.25%, 02/01/41	500	594
Hartford Financial Services Group Inc.
5.38%, 03/15/17	500	570
6.10%, 10/01/41	75	90
HCP Inc.
6.00%, 01/30/17	150	174
5.38%, 02/01/21 (e)	300	349
Health Care REIT Inc., 6.13%, 04/15/20	400	473
Hospitality Properties Trust, 5.63%, 03/15/17	500	549
Host Hotels & Resorts LP, 6.00%, 10/01/21 (e)	400	463
HSBC Bank USA NA
4.88%, 08/24/20	300	337
7.00%, 01/15/39	340	448
HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (i)	250	252
HSBC Holdings Plc
5.10%, 04/05/21	500	578
4.00%, 03/30/22	500	538
7.63%, 05/17/32	150	199
6.10%, 01/14/42	600	761
HSBC USA Inc., 2.38%, 02/13/15	500	514
Inter-American Development Bank
3.00%, 04/22/14	500	515
4.50%, 09/15/14 (e)	500	530
5.13%, 09/13/16	650	751
1.13%, 03/15/17	1,000	1,018
3.88%, 02/14/20	700	813
International Bank for Reconstruction & Development
1.13%, 08/25/14	1,000	1,012
2.38%, 05/26/15	200	209
2.13%, 03/15/16	500	525
1.00%, 09/15/16	1,000	1,016
0.88%, 04/17/17	1,000	1,008
7.63%, 01/19/23	300	447
International Finance Corp.
2.75%, 04/20/15	200	210
2.13%, 11/17/17 (e)	500	529
International Lease Finance Corp., 3.00%, 04/22/14	1,000	1,029
Intesa Sanpaolo SpA, 3.13%, 01/15/16	400	391
Jefferies Group Inc.
5.13%, 04/13/18 (e)	500	545
6.45%, 06/08/27	100	111
6.25%, 01/15/36	500	521
John Deere Capital Corp.
2.25%, 06/07/16	400	417
1.40%, 03/15/17	500	506
1.20%, 10/10/17	500	501
3.90%, 07/12/21	500	557
2.75%, 03/15/22 (e)	500	508
JPMorgan Chase & Co.
4.75%, 03/01/15	250	268
1.88%, 03/20/15	500	510
5.15%, 10/01/15	250	274
1.13%, 02/26/16	500	501
3.45%, 03/01/16	800	851
6.40%, 10/02/17	500	597
6.00%, 01/15/18	1,000	1,188
6.30%, 04/23/19	500	611
4.40%, 07/22/20	600	665
4.50%, 01/24/22	600	658
3.20%, 01/25/23	500	499
5.60%, 07/15/41	500	595
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	589
KeyBank NA, 5.80%, 07/01/14	400	425
KeyCorp
3.75%, 08/13/15	500	533
5.10%, 03/24/21	500	582
Korea Development Bank, 3.25%, 03/09/16	300	317
Kreditanstalt fuer Wiederaufbau
4.13%, 10/15/14 (e)	650	687
2.63%, 03/03/15	1,000	1,042
0.63%, 04/24/15	1,000	1,005
2.63%, 02/16/16	1,000	1,060
4.88%, 01/17/17 (e)	1,200	1,383
1.25%, 02/15/17 (e)	1,000	1,019
4.38%, 03/15/18	500	580
4.88%, 06/17/19	500	604
4.00%, 01/27/20 (e)	300	348
2.75%, 09/08/20 (e)	500	538
2.63%, 01/25/22	700	734
0.00%,06/29/37 (j)	500	218
Landwirtschaftliche Rentenbank
3.13%, 07/15/15	300	318
2.50%, 02/15/16	1,000	1,055
5.13%, 02/01/17 (e)	500	582
Liberty Property LP, 3.38%, 06/15/23	500	496
Lincoln National Corp., 8.75%, 07/01/19	500	678
Lloyds TSB Bank Plc, 6.38%, 01/21/21	500	615
Markel Corp., 5.00%, 03/30/43	400	400
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	20	22
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	550	585
6.05%, 05/16/16	250	278
5.70%, 05/02/17	500	558
6.88%, 04/25/18	1,300	1,569
7.75%, 05/14/38	400	533
MetLife Inc.
6.75%, 06/01/16	500	588
7.72%, 02/15/19	500	649
5.70%, 06/15/35	100	117
6.40%, 12/15/36 (i)	100	109
Morgan Stanley
4.75%, 04/01/14	450	465
6.00%, 05/13/14	500	527
4.20%, 11/20/14	500	523
5.38%, 10/15/15	500	546
1.75%, 02/25/16 (e)	300	302
5.45%, 01/09/17	850	951
4.75%, 03/22/17 (e)	800	882
6.63%, 04/01/18	500	598
7.30%, 05/13/19	800	990
5.50%, 01/26/20	500	573
5.50%, 07/24/20	500	576
5.75%, 01/25/21	400	462
3.75%, 02/25/23	300	303
7.25%, 04/01/32	387	498

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Murray Street Investment Trust I, 4.65%, 03/09/17 (e)	500	547
National Australia Bank Ltd., 1.60%, 08/07/15	600	611
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	292
8.00%, 03/01/32	450	662
Nomura Holdings Inc, 6.70%, 03/04/20	400	479
Northern Trust Corp., 3.45%, 11/04/20 (e)	300	325
Oesterreichische Kontrollbank AG, 2.00%, 06/03/16 (e)	500	520
PNC Funding Corp.
5.25%, 11/15/15	250	277
5.63%, 02/01/17	600	685
6.70%, 06/10/19	500	631
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	157
ProLogis LP
7.63%, 08/15/14	300	324
6.25%, 03/15/17 (e)	400	462
7.38%, 10/30/19	400	501
Prudential Financial Inc.
4.75%, 09/17/15	500	545
5.38%, 06/21/20 (e)	200	236
4.50%, 11/16/21	500	556
5.75%, 07/15/33	400	459
5.70%, 12/14/36	250	286
6.63%, 06/21/40	200	254
5.80%, 11/16/41 (e)	300	346
Realty Income Corp.
6.75%, 08/15/19	150	186
5.88%, 03/15/35	300	336
Royal Bank of Canada, 2.88%, 04/19/16 (e)	500	529
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	500	514
Royal Bank of Scotland Plc
6.40%, 10/21/19	200	239
6.13%, 01/11/21	300	362
Simon Property Group LP
5.75%, 12/01/15	400	447
5.25%, 12/01/16	250	284
2.80%, 01/30/17	600	632
3.38%, 03/15/22 (e)	400	418
6.75%, 02/01/40	100	133
SLM Corp.
3.88%, 09/10/15	300	312
8.00%, 03/25/20	500	580
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	600	607
3.20%, 07/18/22	400	405
SunTrust Banks Inc., 3.60%, 04/15/16 (e)	500	535
Toronto-Dominion Bank, 1.38%, 07/14/14 (e)	500	505
Toyota Motor Credit Corp.
3.20%, 06/17/15	500	528
1.25%, 10/05/17	600	599
4.25%, 01/11/21	400	455
2.63%, 01/10/23	300	299
Transatlantic Holdings Inc., 5.75%, 12/14/15	200	222
Travelers Cos. Inc.
5.80%, 05/15/18	500	611
6.25%, 06/15/37	150	200
Travelers Property Casualty Corp., 6.38%, 03/15/33	400	519
U.S. Bancorp
4.20%, 05/15/14	400	417
2.45%, 07/27/15	400	417
1.65%, 05/15/17	800	815
4.13%, 05/24/21	400	448
2.95%, 07/15/22	400	398
UBS AG
3.88%, 01/15/15	500	528
5.88%, 07/15/16	250	281
5.88%, 12/20/17	146	173
4.88%, 08/04/20	391	453
Union Bank NA, 5.95%, 05/11/16	500	566
Validus Holding Ltd., 8.88%, 01/26/40	500	667
Ventas Realty LP
4.00%, 04/30/19 (e)	500	546
4.25%, 03/01/22 (e)	500	537
Wachovia Bank NA
6.00%, 11/15/17	250	298
5.85%, 02/01/37	250	302
6.60%, 01/15/38	550	728
Wachovia Corp.
5.25%, 08/01/14	1,000	1,058
5.63%, 10/15/16	500	571
Wells Fargo & Co.
3.75%, 10/01/14	500	524
5.00%, 11/15/14	200	213
3.68%, 06/15/16 (k)	600	649
2.10%, 05/08/17 (e)	1,000	1,031
4.60%, 04/01/21	500	571
3.50%, 03/08/22 (e)	500	526
3.45%, 02/13/23	300	302
Westpac Banking Corp.
4.20%, 02/27/15	500	534
4.88%, 11/19/19	800	935
		176,028
HEALTH CARE - 1.8%
AbbVie Inc.
1.20%, 11/06/15 (r)	400	403
1.75%, 11/06/17 (r)	400	405
2.00%, 11/06/18 (r)	400	405
2.90%, 11/06/22 (r)	400	400
4.40%, 11/06/42 (r)	400	403
Aetna Inc.
1.50%, 11/15/17 (e)	200	200
4.13%, 06/01/21 (e)	500	550
6.63%, 06/15/36	150	195
4.13%, 11/15/42 (e)	200	191
Agilent Technologies Inc., 5.00%, 07/15/20 (e)	200	228
Amgen Inc.
1.88%, 11/15/14	400	408
2.50%, 11/15/16	400	420
5.85%, 06/01/17	600	709
4.10%, 06/15/21	600	664
6.38%, 06/01/37	400	495
5.15%, 11/15/41	400	429
AstraZeneca Plc
5.90%, 09/15/17	250	300
6.45%, 09/15/37 (e)	550	712
Baxter International Inc.
4.63%, 03/15/15	75	81
4.25%, 03/15/20	200	228
Becton Dickinson and Co., 3.25%, 11/12/20 (e)	300	318
Boston Scientific Corp.
6.25%, 11/15/15 (l)	300	336
7.38%, 01/15/40	300	403
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150	180
5.88%, 11/15/36	67	84
3.25%, 08/01/42	200	175
Cardinal Health Inc.
1.70%, 03/15/18	400	399
3.20%, 03/15/23	400	398
4.60%, 03/15/43	300	294

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Celgene Corp., 3.95%, 10/15/20 (e)	300	325
Cigna Corp., 4.00%, 02/15/22	500	540
Covidien International Finance SA, 6.00%, 10/15/17	300	360
Eli Lilly & Co.
5.20%, 03/15/17	900	1,043
5.55%, 03/15/37	100	122
Express Scripts Holding Co., 3.90%, 02/15/22	500	536
Express Scripts Inc.
6.25%, 06/15/14	300	319
3.13%, 05/15/16	300	317
7.25%, 06/15/19	500	638
Genentech Inc.
4.75%, 07/15/15	550	599
5.25%, 07/15/35	250	293
Gilead Sciences Inc., 4.40%, 12/01/21	500	563
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	150	156
5.65%, 05/15/18	500	604
2.80%, 03/18/23	200	201
5.38%, 04/15/34	150	176
GlaxoSmithKline Capital Plc
0.75%, 05/08/15	400	402
2.85%, 05/08/22	500	510
Hospira Inc., 6.05%, 03/30/17	200	228
Humana Inc., 7.20%, 06/15/18 (e) (l)	500	612
Johnson & Johnson
3.55%, 05/15/21	350	388
5.95%, 08/15/37	500	662
4.85%, 05/15/41	350	414
McKesson Corp., 5.70%, 03/01/17	100	117
Medco Health Solutions Inc., 7.13%, 03/15/18 (l)	500	619
Medtronic Inc.
3.00%, 03/15/15 (e)	600	629
4.45%, 03/15/20	400	460
Merck & Co. Inc.
4.75%, 03/01/15	250	270
6.00%, 09/15/17	250	303
2.40%, 09/15/22	400	397
6.50%, 12/01/33 (l)	350	488
6.55%, 09/15/37	300	414
3.60%, 09/15/42	200	190
Novartis Securities Investment Ltd., 5.13%, 02/10/19	500	597
Pfizer Inc.
5.35%, 03/15/15	700	764
6.20%, 03/15/19	500	628
7.20%, 03/15/39	500	737
Pharmacia Corp., 6.60%, 12/01/28	50	68
Quest Diagnostic Inc., 4.70%, 04/01/21	500	547
Sanofi SA, 2.63%, 03/29/16	500	526
Stryker Corp., 4.10%, 04/01/43	400	395
Teva Pharmaceutical Finance II BV, 3.00%, 06/15/15	500	525
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	191
Thermo Fisher Scientific Inc.
5.00%, 06/01/15	200	217
3.20%, 03/01/16	300	318
UnitedHealth Group Inc.
5.38%, 03/15/16	250	282
6.00%, 02/15/18 (e)	150	181
4.70%, 02/15/21 (e)	400	459
5.80%, 03/15/36	150	178
5.95%, 02/15/41	450	552
WellPoint Inc.
5.25%, 01/15/16	300	334
4.35%, 08/15/20	200	222
3.30%, 01/15/23 (e)	300	304
5.85%, 01/15/36	100	118
5.80%, 08/15/40	200	234
4.65%, 01/15/43	200	200
Wyeth LLC
5.50%, 02/15/16 (e)	500	568
5.95%, 04/01/37	250	319
Zoetis Inc., 1.88%, 02/01/18 (e) (r)	300	302
		34,074
INDUSTRIALS - 1.3%
3M Co., 5.70%, 03/15/37	150	194
Boeing Co.
4.88%, 02/15/20 (e)	500	593
7.95%, 08/15/24	300	436
6.88%, 03/15/39	300	423
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	300	349
4.10%, 06/01/21	300	332
3.05%, 09/01/22	500	511
6.15%, 05/01/37	100	126
5.75%, 05/01/40	400	479
Canadian National Railway Co.
1.45%, 12/15/16	400	408
5.55%, 03/01/19 (e)	400	485
Caterpillar Inc.
7.90%, 12/15/18 (e)	500	672
3.80%, 08/15/42	128	121
CSX Corp.
6.25%, 04/01/15	30	33
7.38%, 02/01/19	300	383
6.00%, 10/01/36	200	239
6.22%, 04/30/40	500	622
Dover Corp., 5.38%, 03/01/41	500	608
Emerson Electric Co.
5.00%, 12/15/14	100	107
2.63%, 02/15/23	360	364
FedEx Corp.
2.63%, 08/01/22	300	295
3.88%, 08/01/42	300	281
GATX Corp., 4.75%, 06/15/22	350	371
General Electric Co.
0.85%, 10/09/15	300	301
5.25%, 12/06/17	600	703
2.70%, 10/09/22 (e)	300	300
4.13%, 10/09/42	300	301
Honeywell International Inc.
5.00%, 02/15/19	500	596
5.38%, 03/01/41 (e)	300	370
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	241
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	417
L-3 Communications Corp., 4.95%, 02/15/21 (e)	500	559
Lockheed Martin Corp.
3.35%, 09/15/21	600	630
4.07%, 12/15/42 (r)	993	908
Norfolk Southern Corp.
5.90%, 06/15/19	300	367
3.25%, 12/01/21	400	418
2.90%, 02/15/23 (r)	79	79
4.84%, 10/01/41 (e)	624	678
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	244
Pitney Bowes Inc., 5.75%, 09/15/17 (e)	500	546

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Precision Castparts Corp.
0.70%, 12/20/15	400	401
2.50%, 01/15/23	300	296
Raytheon Co., 3.13%, 10/15/20	500	528
Republic Services Inc.
5.00%, 03/01/20 (e)	300	347
6.20%, 03/01/40	430	532
Roper Industries Inc., 1.85%, 11/15/17	300	302
Ryder System Inc.
3.15%, 03/02/15	500	519
2.35%, 02/26/19	400	404
Turlock Corp.
0.95%, 11/02/15 (r)	100	100
1.50%, 11/02/17 (r)	300	301
2.75%, 11/02/22 (r)	100	99
4.15%, 11/02/42 (r)	100	98
Union Pacific Corp.
4.16%, 07/15/22	655	738
6.63%, 02/01/29	25	33
5.78%, 07/15/40 (e)	300	368
United Parcel Service Inc.
3.13%, 01/15/21	500	534
6.20%, 01/15/38	350	467
United Technologies Corp.
4.88%, 05/01/15	300	327
1.80%, 06/01/17	300	309
6.13%, 02/01/19 (e)	250	312
3.10%, 06/01/22	300	314
6.70%, 08/01/28	50	67
5.70%, 04/15/40 (e)	500	629
Waste Management Inc.
6.10%, 03/15/18 (e)	200	239
2.90%, 09/15/22	500	495
		24,849
INFORMATION TECHNOLOGY - 1.0%
Adobe Systems Inc., 4.75%, 02/01/20	300	336
Amphenol Corp., 4.75%, 11/15/14	350	371
Arrow Electronics Inc.
3.00%, 03/01/18	400	403
4.50%, 03/01/23	400	403
Cisco Systems Inc.
5.50%, 02/22/16	750	852
4.45%, 01/15/20	650	750
5.90%, 02/15/39	250	313
Computer Sciences Corp.
2.50%, 09/15/15 (e)	500	513
4.45%, 09/15/22	300	318
Corning Inc., 4.75%, 03/15/42	400	408
Dell Inc., 5.40%, 09/10/40	200	169
eBay Inc.
0.70%, 07/15/15	200	201
1.35%, 07/15/17	200	202
2.60%, 07/15/22 (e)	200	200
4.00%, 07/15/42	200	183
Google Inc.
1.25%, 05/19/14	500	505
2.13%, 05/19/16	500	522
Harris Corp., 4.40%, 12/15/20	500	548
Hewlett-Packard Co.
2.13%, 09/13/15	300	304
2.20%, 12/01/15 (e)	300	306
3.30%, 12/09/16	500	521
4.30%, 06/01/21	600	609
4.05%, 09/15/22 (e)	300	303
Intel Corp.
1.95%, 10/01/16	500	518
2.70%, 12/15/22	500	495
4.25%, 12/15/42	400	391
International Business Machines Corp.
0.88%, 10/31/14	500	504
5.70%, 09/14/17	600	718
6.50%, 01/15/28	200	268
5.60%, 11/30/39	330	411
Jabil Circuit Inc., 4.70%, 09/15/22	300	299
Juniper Networks Inc., 3.10%, 03/15/16	500	524
Microsoft Corp.
1.63%, 09/25/15	200	206
0.88%, 11/15/17	500	498
3.00%, 10/01/20	300	321
5.30%, 02/08/41	550	668
Oracle Corp.
5.75%, 04/15/18	350	422
3.88%, 07/15/20	300	336
2.50%, 10/15/22	500	491
6.13%, 07/08/39	300	387
5.38%, 07/15/40	500	586
Western Union Co., 5.25%, 04/01/20 (e)	500	536
Xerox Corp.
6.35%, 05/15/18 (e)	500	586
4.50%, 05/15/21 (e)	400	428
		18,833
MATERIALS - 1.2%
Agrium Inc., 7.13%, 05/23/36	300	371
Air Products & Chemicals Inc., 4.38%, 08/21/19	400	459
Airgas Inc.
2.95%, 06/15/16	500	526
2.38%, 02/15/20	500	499
Alcoa Inc.
5.55%, 02/01/17 (e)	200	221
6.75%, 07/15/18	300	343
5.40%, 04/15/21 (e)	400	414
Barrick Gold Corp.
2.90%, 05/30/16	600	631
6.95%, 04/01/19	350	432
5.95%, 10/15/39	300	326
BHP Billiton Finance USA Ltd.
5.50%, 04/01/14	500	525
5.25%, 12/15/15	90	101
1.63%, 02/24/17 (e)	500	509
5.40%, 03/29/17	200	232
3.25%, 11/21/21	430	454
4.13%, 02/24/42 (e)	500	503
CRH America Inc., 6.00%, 09/30/16	250	284
Dow Chemical Co.
2.50%, 02/15/16 (e)	500	520
8.55%, 05/15/19 (l)	197	265
4.13%, 11/15/21 (e)	400	428
7.38%, 11/01/29	200	266
5.25%, 11/15/41	400	428
E.I. du Pont de Nemours & Co.
2.75%, 04/01/16	300	318
4.25%, 04/01/21	300	342
2.80%, 02/15/23	400	406
4.90%, 01/15/41	300	342
Eastman Chemical Co., 3.00%, 12/15/15	500	525
Ecolab Inc., 5.50%, 12/08/41	500	575
Freeport-McMoRan Copper & Gold Inc., 3.55%, 03/01/22 (e)	500	497
Georgia-Pacific LLC, 8.00%, 01/15/24	500	692
International Paper Co.
7.95%, 06/15/18	150	193
8.70%, 06/15/38	300	440
MeadWestvaco Corp., 7.38%, 09/01/19	500	609

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Newmont Mining Corp.
3.50%, 03/15/22	500	503
5.88%, 04/01/35	50	55
6.25%, 10/01/39	400	459
Plum Creek Timberlands LP, 4.70%, 03/15/21	400	436
Potash Corp. of Saskatchewan Inc., 5.25%, 05/15/14	500	525
PPG Industries Inc., 3.60%, 11/15/20	400	429
Praxair Inc.
5.38%, 11/01/16	500	577
2.20%, 08/15/22	300	292
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	250	256
3.50%, 11/02/20 (e)	400	421
3.75%, 09/20/21	600	632
Rio Tinto Finance USA Plc
2.00%, 03/22/17	600	613
3.50%, 03/22/22 (e)	500	514
4.75%, 03/22/42	400	417
RPM International Inc., 6.13%, 10/15/19	200	235
Southern Copper Corp., 7.50%, 07/27/35	150	180
Teck Resources Ltd.
3.00%, 03/01/19 (e)	400	410
4.50%, 01/15/21	500	532
5.20%, 03/01/42 (e)	400	369
Vale Overseas Ltd.
6.25%, 01/11/16	100	112
6.25%, 01/23/17	150	171
4.63%, 09/15/20	500	530
8.25%, 01/17/34 (e)	200	256
6.88%, 11/21/36	400	454
Vale SA, 5.63%, 09/11/42	500	495
		23,549
TELECOMMUNICATION SERVICES - 1.1%
America Movil SAB de CV
3.63%, 03/30/15	200	210
5.00%, 03/30/20	200	225
6.38%, 03/01/35	200	238
6.13%, 03/30/40	300	349
4.38%, 07/16/42 (e)	200	184
AT&T Inc.
2.50%, 08/15/15	800	831
2.40%, 08/15/16	600	626
1.60%, 02/15/17 (e)	500	506
5.80%, 02/15/19	500	603
4.45%, 05/15/21	500	563
6.15%, 09/15/34	350	414
6.50%, 09/01/37	500	613
6.30%, 01/15/38	300	360
6.55%, 02/15/39	750	926
4.30%, 12/15/42 (r)	326	304
4.35%, 06/15/45 (r)	101	94
BellSouth Capital Funding Corp., 7.88%, 02/15/30	106	136
BellSouth Corp., 5.20%, 09/15/14	570	607
British Telecommunications Plc, 9.63%, 12/15/30 (l)	550	853
Deutsche Telekom International Finance BV
5.75%, 03/23/16	250	282
8.75%, 06/15/30 (l)	300	425
Embarq Corp.
7.08%, 06/01/16	300	343
8.00%, 06/01/36	500	526
France Telecom SA
4.38%, 07/08/14	400	417
8.50%, 03/01/31 (l)	250	352
GTE Corp.
6.84%, 04/15/18	250	309
6.94%, 04/15/28	50	64
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	662
Qwest Corp., 7.25%, 09/15/25	110	125
Rogers Communications Inc., 6.80%, 08/15/18	500	629
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	114
Telecom Italia Capital SA
6.18%, 06/18/14	300	314
4.95%, 09/30/14	100	104
5.25%, 10/01/15	200	211
6.38%, 11/15/33	350	340
6.00%, 09/30/34	100	93
Telefonica Emisiones SAU
3.73%, 04/27/15	100	103
3.99%, 02/16/16 (e)	400	417
5.13%, 04/27/20	700	737
Telefonica Europe BV, 8.25%, 09/15/30	200	237
Verizon Communications Inc.
5.55%, 02/15/16	200	226
3.00%, 04/01/16 (e)	300	318
8.75%, 11/01/18	228	307
6.35%, 04/01/19	500	614
3.50%, 11/01/21	600	623
2.45%, 11/01/22 (e)	500	473
6.90%, 04/15/38	300	384
6.00%, 04/01/41	600	698
Verizon Florida LLC, 6.86%, 02/01/28	200	237
Verizon Wireless Capital LLC, 8.50%, 11/15/18	650	865
Vodafone Group Plc
5.38%, 01/30/15	500	542
5.63%, 02/27/17	400	463
1.50%, 02/19/18	400	399
7.88%, 02/15/30	200	282
6.15%, 02/27/37	300	356
		22,233
UTILITIES - 1.7%
Alabama Power Co., 6.00%, 03/01/39 (e)	250	319
Ameren Illinois Co., 2.70%, 09/01/22	500	504
Appalachian Power Co., 6.70%, 08/15/37	500	646
Arizona Public Service Co., 4.50%, 04/01/42 (e)	400	420
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	500	567
Commonwealth Edison Co., 5.90%, 03/15/36	700	889
Consolidated Edison Co. of New York Inc.
5.30%, 03/01/35	250	297
5.85%, 03/15/36	300	379
5.70%, 06/15/40	100	126
Consumers Energy Co., 5.50%, 08/15/16	25	29
Detroit Edison Co., 5.60%, 06/15/18 (e)	250	303
Dominion Resources Inc.
8.88%, 01/15/19 (e)	350	476
4.45%, 03/15/21	400	457
7.00%, 06/15/38	200	278
4.90%, 08/01/41 (e)	500	551
Duke Energy Carolinas LLC
5.30%, 10/01/15	200	223
7.00%, 11/15/18	100	130
5.30%, 02/15/40	300	355
4.00%, 09/30/42	400	393
Duke Energy Indiana Inc., 6.12%, 10/15/35	500	576
Edison International, 3.75%, 09/15/17	300	327
Enersis SA, 7.40%, 12/01/16	150	175
Entergy Arkansas Inc., 3.75%, 02/15/21	400	437

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Entergy Corp.
3.63%, 09/15/15 (l)	300	313
5.13%, 09/15/20 (l)	500	549
Exelon Corp., 4.90%, 06/15/15	200	217
Exelon Generation Co. LLC
6.20%, 10/01/17	200	234
5.20%, 10/01/19	200	226
4.25%, 06/15/22	60	63
6.25%, 10/01/39 (e)	800	929
5.60%, 06/15/42	121	131
First Energy Solutions Corp., 6.80%, 08/15/39	200	237
FirstEnergy Corp.
2.75%, 03/15/18 (l)	500	506
4.25%, 03/15/23 (l)	500	506
Florida Power & Light Co.
5.63%, 04/01/34	100	123
4.95%, 06/01/35	300	345
5.13%, 06/01/41	400	475
Florida Power Corp.
0.65%, 11/15/15	200	200
5.65%, 06/15/18	350	419
4.55%, 04/01/20	300	347
6.40%, 06/15/38	300	400
Georgia Power Co.
3.00%, 04/15/16 (e)	500	533
4.25%, 12/01/19 (e)	300	344
Great Plains Energy Inc., 4.85%, 06/01/21	250	279
Hydro Quebec
7.50%, 04/01/16	100	119
9.40%, 02/01/21	250	370
Iberdrola International BV, 6.75%, 07/15/36	150	162
Kentucky Utilities Co., 5.13%, 11/01/40	300	359
LG&E and KU Energy LLC, 3.75%, 11/15/20	300	319
MidAmerican Energy Co.
6.75%, 12/30/31	50	67
6.13%, 04/01/36	350	435
Mississippi Power Co., 4.25%, 03/15/42	500	501
National Grid Plc, 6.30%, 08/01/16 (e)	150	174
Nevada Power Co., 7.13%, 03/15/19	250	323
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15 (e)	600	605
6.00%, 03/01/19 (e)	100	118
NiSource Finance Corp.
5.40%, 07/15/14	75	79
6.80%, 01/15/19	300	366
4.45%, 12/01/21	400	440
5.95%, 06/15/41	250	284
Northern States Power Co., 5.25%, 03/01/18	350	417
Ohio Power Co., 6.00%, 06/01/16	500	572
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	150	164
7.00%, 09/01/22	150	195
5.25%, 09/30/40	200	223
Oneok Inc., 5.20%, 06/15/15	500	544
Pacific Gas & Electric Co.
6.05%, 03/01/34	500	625
4.45%, 04/15/42	400	418
PacifiCorp
5.75%, 04/01/37	150	188
6.25%, 10/15/37	500	667
Panhandle Eastern Pipeline Co. LP, 6.20%, 11/01/17	500	594
PPL Energy Supply LLC, 5.70%, 10/15/15	440	480
Progress Energy Inc., 7.75%, 03/01/31	650	895
PSEG Power LLC
2.75%, 09/15/16	500	520
8.63%, 04/15/31	75	109
Public Service Electric & Gas Co., 5.50%, 03/01/40	200	249
Puget Sound Energy Inc.
5.76%, 10/01/39	200	253
4.43%, 11/15/41	500	531
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	249
Scottish Power Ltd., 5.38%, 03/15/15	50	53
Sempra Energy, 9.80%, 02/15/19	300	422
South Carolina Electric & Gas Co., 6.05%, 01/15/38	400	515
Southern California Edison Co.
6.00%, 01/15/34	75	97
5.95%, 02/01/38 (e)	400	518
4.05%, 03/15/42	500	507
Southwestern Electric Power Co.
6.45%, 01/15/19	300	365
6.20%, 03/15/40	200	248
Teco Finance Inc., 5.15%, 03/15/20	200	232
Toledo Edison Co., 7.25%, 05/01/20	300	385
TransAlta Corp., 6.50%, 03/15/40	300	315
Union Electric Co., 6.40%, 06/15/17	100	121
Virginia Electric & Power Co., 5.95%, 09/15/17	250	301
Xcel Energy Inc., 4.80%, 09/15/41 (e)	500	556
		33,482

Total Corporate Bonds and Notes (cost $419,507)		449,367

GOVERNMENT AND AGENCY OBLIGATIONS - 73.1%
GOVERNMENT SECURITIES - 42.3%
Federal Home Loan Bank - 0.3% (w)
Federal Home Loan Bank
5.25%, 06/18/14	1,075	1,141
0.50%, 11/20/15	1,500	1,505
5.00%, 12/21/15	500	562
5.38%, 05/18/16	500	577
4.75%, 12/16/16	300	346
4.88%, 05/17/17	900	1,054
5.50%, 07/15/36	400	536
		5,721
Federal Home Loan Mortgage Corp. - 1.2% (w)
Federal Home Loan Mortgage Corp.
4.50%, 04/02/14	100	104
2.50%, 04/23/14	1,000	1,025
5.00%, 07/15/14	1,000	1,062
3.00%, 07/28/14	900	933
1.00%, 08/27/14 - 03/08/17	3,000	3,036
5.05%, 01/26/15	100	109
2.88%, 02/09/15	1,000	1,048
2.75%, 03/13/15	950	995
0.50%, 04/17/15	1,000	1,004
4.38%, 07/17/15	300	328
1.75%, 09/10/15	1,000	1,033
4.75%, 01/19/16	1,206	1,352
5.25%, 04/18/16	1,000	1,145
5.13%, 10/18/16 (e)	620	720
1.25%, 05/12/17 - 08/01/19	2,000	2,017
5.50%, 08/23/17	900	1,084
4.88%, 06/13/18	1,000	1,197
3.75%, 03/27/19	980	1,124
2.38%, 01/13/22	1,700	1,769
6.75%, 09/15/29 - 03/15/31	180	269
6.25%, 07/15/32	600	872
		22,226
Federal National Mortgage Association - 1.1% (w)
Federal National Mortgage Association
2.75%, 03/13/14	1,276	1,307
2.50%, 05/15/14	675	692

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
1.13%, 06/27/14	1,000	1,011
1.50%, 09/08/14	500	508
4.63%, 10/15/14	550	587
2.63%, 11/20/14	1,000	1,039
0.38%, 03/16/15	1,000	1,001
5.00%, 04/15/15 - 09/01/35	3,095	3,555
0.50%, 07/02/15	1,000	1,003
4.38%, 10/15/15	390	429
1.63%, 10/26/15	1,383	1,426
4.88%, 12/15/16	500	579
3.14%, 06/01/17	1,085	1,044
0.88%, 08/28/17 - 10/26/17	3,000	3,006
5.41%, 10/09/19	680	603
6.25%, 05/15/29	471	669
7.13%, 01/15/30	495	758
7.25%, 05/15/30	540	844
6.63%, 11/15/30	631	940
6.00%, 04/18/36	300	346
		21,347
Municipals - 1.1%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	400	543
Bay Area Toll Authority, 6.26%, 04/01/49	200	273
Chicago Transit Authority, 6.90%, 12/01/40	500	613
City of New York
5.97%, 03/01/36	430	542
5.52%, 10/01/37	100	121
Commonwealth of Massachusetts, Ad Valorem Property Tax, GO, 4.91%, 05/01/29	300	353
Cook County, Illinois, 6.23%, 11/15/34	500	574
Dallas Area Rapid Transit, 5.02%, 12/01/48	400	475
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	255
Dallas County Hospital District, 5.62%, 08/15/44	300	375
Dallas Independent School District, 6.45%, 02/15/35	300	371
Government Development Bank for Puerto Rico
3.67%, 05/01/14	500	498
4.70%, 05/01/16	500	505
Indianapolis Local Public Improvement Bond Bank, 6.12%, 01/15/40	295	385
Los Angeles Department of Water & Power
5.72%, 07/01/39	245	301
6.57%, 07/01/45	400	565
Los Angeles Unified School District, 5.75%, 07/01/34	300	367
Los Angeles Unified School District, Ad Valorem Property Tax, GO, 5.76%, 07/01/29	200	241
Metropolitan Transportation Authority, RB
6.55%, 11/15/31	200	254
6.65%, 11/15/39	490	631
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	400	453
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp.), 7.43%, 02/15/29	200	260
New Jersey State Turnpike Authority, 7.10%, 01/01/41	500	706
New Jersey State Turnpike Authority (insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	55	57
New Jersey State Turnpike Authority (Prerefunded at 01/01/15, insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	5	5
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	435	582
New York City Transitional Finance Authority, 5.51%, 08/01/37	500	620
New York Dormitory Authority, RB, 5.60%, 03/15/40	200	249
Ohio State University, College & University Revenue, 4.91%, 06/01/40	400	458
Oregon State Department of Transportation, 5.83%, 11/15/34	300	387
Port Authority of New York & New Jersey, GO
6.04%, 12/01/29	200	260
4.46%, 10/01/62	300	300
Southern California Public Power Authority (insured by Federal Agriculture Mortgage Corp.), 6.93%, 05/15/17	350	431
State of California
5.25%, 04/01/14	300	314
5.75%, 03/01/17	500	586
7.50%, 04/01/34	500	696
7.63%, 03/01/40	800	1,157
7.60%, 11/01/40	800	1,170
State of Connecticut, GO
5.09%, 10/01/30	250	289
5.85%, 03/15/32	200	249
State of Georgia, GO, 4.50%, 11/01/25	300	351
State of Illinois
4.96%, 03/01/16	500	546
5.10%, 06/01/33	700	689
State of Illinois, Transit Improvements, GO, 7.35%, 07/01/35	400	480
State of Texas
5.52%, 04/01/39	465	593
4.68%, 04/01/40	400	460
State of Utah, 3.54%, 07/01/25	500	536
University of California, RB
1.80%, 07/01/19	500	501
6.55%, 05/15/48	300	396
		22,023
Sovereign - 1.8%
Brazil Government International Bond
7.88%, 03/07/15 (e)	565	639
6.00%, 01/17/17	500	582
5.88%, 01/15/19	700	842
4.88%, 01/22/21	500	580
10.13%, 05/15/27 (e)	535	921
7.13%, 01/20/37	655	909
11.00%, 08/17/40	300	368
5.63%, 01/07/41 (e)	300	351
Canada Government Bond, 2.38%, 09/10/14	500	515
Colombia Government International Bond
11.75%, 02/25/20 (e)	300	469
8.13%, 05/21/24	400	576
6.13%, 01/18/41 (e)	500	629
Export Development Canada
1.50%, 05/15/14	400	406
2.25%, 05/28/15	200	208
Federal Republic of Brazil, 12.25%, 03/06/30	220	428
Israel Government AID Bond, 5.50%, 04/26/24	142	186
Israel Government International Bond, 4.00%, 06/30/22	500	540
Italy Government International Bond
4.50%, 01/21/15 (e)	1,000	1,039
6.88%, 09/27/23 (e)	450	516
5.38%, 06/15/33 (e)	500	500
Japan Bank for International Cooperation, 1.13%, 07/19/17	500	502
Japan Finance Corp.
2.88%, 02/02/15 (e)	500	522
2.50%, 05/18/16 (e)	500	528

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Japan Finance Organization for Municipalities, 4.00%, 01/13/21 (e)	500	575
Mexico Government International Bond
6.63%, 03/03/15	93	103
5.63%, 01/15/17	750	862
5.13%, 01/15/20	600	703
8.30%, 08/15/31	300	455
4.75%, 03/08/44 (e)	2,056	2,133
Panama Government International Bond
5.20%, 01/30/20	500	583
6.70%, 01/26/36 (e)	400	533
Peru Government International Bond
7.13%, 03/30/19 (e)	200	257
7.35%, 07/21/25	500	706
6.55%, 03/14/37	250	339
Poland Government International Bond
5.00%, 10/19/15 - 03/23/22	750	846
5.13%, 04/21/21	400	462
Province of British Columbia, Canada
2.85%, 06/15/15	200	211
6.50%, 01/15/26	70	97
Province of Manitoba, Canada, 2.63%, 07/15/15	500	524
Province of New Brunswick, Canada, 5.20%, 02/21/17	250	291
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	369
Province of Ontario, Canada
4.10%, 06/16/14	500	522
4.50%, 02/03/15 (e)	700	751
2.70%, 06/16/15	1,000	1,048
5.45%, 04/27/16	750	859
4.95%, 11/28/16 (e)	300	345
3.15%, 12/15/17	500	546
1.20%, 02/14/18 (e)	500	501
4.40%, 04/14/20	200	234
Province of Quebec, Canada
4.60%, 05/26/15	500	544
7.50%, 07/15/23	100	141
7.13%, 02/09/24	250	345
Republic of Korea
5.13%, 12/07/16	150	172
5.63%, 11/03/25	250	317
South Africa Government International Bond
6.50%, 06/02/14	200	212
5.50%, 03/09/20	200	228
Svensk Exportkredit AB, 5.13%, 03/01/17 (e)	200	232
Tennessee Valley Authority
5.50%, 07/18/17	1,000	1,199
5.25%, 09/15/39	500	638
5.38%, 04/01/56	1,000	1,294
Uruguay Government International Bond
8.00%, 11/18/22 (e)	496	692
6.88%, 09/28/25 (e)	150	198
4.13%, 11/20/45	200	185
		34,008
U.S. Treasury Securities - 36.8%
U.S. Treasury Bond
11.25%, 02/15/15	667	804
10.63%, 08/15/15	370	460
9.25%, 02/15/16	367	460
7.25%, 05/15/16 - 08/15/22	1,474	1,912
7.50%, 11/15/16	1,440	1,802
8.75%, 05/15/17 - 05/15/20	1,725	2,465
8.88%, 08/15/17	300	407
9.13%, 05/15/18	315	447
9.00%, 11/15/18	800	1,157
8.13%, 08/15/19 - 08/15/21	508	765
8.50%, 02/15/20	926	1,378
7.88%, 02/15/21	946	1,406
8.00%, 11/15/21	310	472
6.25%, 08/15/23	2,495	3,531
6.88%, 08/15/25	1,110	1,683
6.00%, 02/15/26	1,340	1,907
6.75%, 08/15/26	530	805
6.50%, 11/15/26	660	985
6.63%, 02/15/27	545	824
6.38%, 08/15/27	1,114	1,658
6.13%, 11/15/27 - 08/15/29	1,945	2,853
5.50%, 08/15/28	1,727	2,394
5.25%, 11/15/28 - 02/15/29	885	1,199
4.50%, 02/15/36 - 08/15/39	7,029	8,948
4.75%, 02/15/37 - 02/15/41	4,635	6,123
5.00%, 05/15/37	485	660
3.50%, 02/15/39	2,122	2,307
4.25%, 05/15/39 - 11/15/40	5,465	6,718
4.38%, 11/15/39 - 05/15/41	9,773	12,253
4.63%, 02/15/40	3,560	4,635
3.88%, 08/15/40	3,049	3,527
3.75%, 08/15/41	3,678	4,160
3.13%, 11/15/41 - 02/15/43	8,964	9,006
3.00%, 05/15/42 (e)	2,675	2,619
2.75%, 08/15/42 - 11/15/42	4,138	3,838
U.S. Treasury Note
1.25%, 03/15/14 - 10/31/19	51,595	52,402
0.25%, 03/31/14 - 12/15/15	89,677	89,659
1.75%, 03/31/14 - 05/15/22	12,416	12,678
1.88%, 04/30/14 - 10/31/17	13,585	14,178
1.00%, 05/15/14 - 11/30/19	30,206	30,480
4.75%, 05/15/14 - 08/15/17	3,140	3,471
2.25%, 05/31/14 - 07/31/18	20,190	21,301
0.75%, 06/15/14 - 10/31/17	9,831	9,878
2.63%, 06/30/14 - 11/15/20	20,160	21,400
0.63%, 07/15/14 - 11/30/17	19,446	19,455
0.13%, 07/31/14	5,500	5,494
0.50%, 08/15/14 - 07/31/17	11,600	11,598
4.25%, 08/15/14 - 11/15/17	8,182	8,940
2.38%, 08/31/14 - 06/30/18	28,849	30,109
0.38%, 11/15/14 - 02/15/16	35,447	35,513
2.13%, 11/30/14 - 08/15/21	10,914	11,354
0.25%, 12/15/14 (e)	3,000	3,001
4.00%, 02/15/15	1,607	1,719
2.50%, 03/31/15 - 06/30/17	7,779	8,179
4.13%, 05/15/15	2,583	2,793
4.50%, 11/15/15 - 05/15/17	3,454	3,908
9.88%, 11/15/15	447	558
1.38%, 11/30/15 - 01/31/20	22,795	23,328
2.00%, 01/31/16 - 02/15/22	18,553	19,204
5.13%, 05/15/16	239	274
3.25%, 05/31/16 - 03/31/17	13,607	14,935
1.50%, 06/30/16 - 03/31/19	16,202	16,751
4.88%, 08/15/16	1,307	1,501
3.00%, 08/31/16 - 02/28/17	7,810	8,506
3.13%, 10/31/16 - 05/15/21	12,500	13,790
4.63%, 11/15/16 - 02/15/17	4,071	4,696
0.88%, 11/30/16 - 07/31/19	31,637	31,954
2.75%, 11/30/16 - 02/15/19	12,818	14,022
3.50%, 02/15/18 - 05/15/20	6,910	7,917
0.75%, 02/28/18 (e)	5,500	5,499
2.88%, 03/31/18	1,624	1,792
3.88%, 05/15/18	1,600	1,848
3.75%, 11/15/18	3,400	3,936
1.13%, 05/31/19 - 12/31/19	3,820	3,822
3.63%, 08/15/19 - 02/15/21	13,510	15,700
3.38%, 11/15/19 (e)	4,500	5,151
1.25%, 02/29/20 (e)	4,000	4,006

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
1.63%, 08/15/22 - 11/15/22	13,593	13,369
2.00%, 02/15/23 (e)	5,350	5,418
		712,055
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 30.8%
Federal Farm Credit Bank - 0.1%
Federal Farm Credit Bank
1.63%, 11/19/14	1,000	1,022
0.50%, 06/23/15	1,000	1,003
		2,025
Federal Home Loan Bank - 0.5%
Federal Home Loan Bank
2.38%, 03/14/14	1,000	1,021
1.38%, 05/28/14 - 03/09/18	2,000	2,033
0.38%, 07/30/15	415	415
2.13%, 06/10/16	1,000	1,052
1.00%, 06/21/17	1,000	1,010
0.75%, 09/08/17	1,000	997
5.00%, 11/17/17 (e)	855	1,017
1.63%, 06/14/19	1,000	1,020
		8,565
Federal Home Loan Mortgage Corp. - 8.0%
Federal Home Loan Mortgage Corp.
0.38%, 04/28/14	1,000	1,002
6.50%, 06/01/14 - 03/01/39	2,433	2,763
1.00%, 08/20/14	1,000	1,010
0.75%, 11/25/14	1,000	1,008
0.63%, 12/29/14	1,000	1,006
2.88%, 06/12/15	900	950
7.00%, 08/01/15 - 08/01/37	266	305
0.42%, 09/18/15	1,000	1,000
4.75%, 11/17/15	900	1,002
6.00%, 12/01/16 - 05/01/40	7,504	8,247
1.25%, 06/14/17	400	401
2.00%, 07/17/17	1,000	1,006
5.00%, 09/01/17 - 04/01/40	11,824	12,758
5.13%, 11/17/17	800	956
4.50%, 01/01/18 - 08/01/41	23,521	25,363
5.50%, 01/01/18 - 02/01/40	12,581	13,684
4.00%, 04/01/19 - 03/01/42	18,001	19,250
3.00%, 07/31/19 - 02/01/32	5,963	6,252
1.40%, 08/22/19	500	499
2.25%, 03/13/20	415	420
3.50%, 10/01/25 - 08/01/42	15,175	16,018
2.50%, 08/01/27 - 08/01/27	1,656	1,717
2.50%, 04/15/28 - 04/15/43, TBA (g)	5,500	5,680
3.00%, 04/15/28 - 04/15/43, TBA (g)	11,300	11,631
7.50%, 11/01/31 - 04/01/32	123	147
5.71%, 01/01/37 (i)	12	13
6.19%, 01/01/37 (i)	32	34
5.67%, 02/01/37 (i)	212	229
2.64%, 01/01/42 (i)	349	366
3.50%, 04/15/43, TBA (g)	6,100	6,419
4.00%, 04/15/43, TBA (g)	2,800	2,976
4.50%, 04/15/43, TBA (g)	2,000	2,139
5.00%, 04/15/43, TBA (g)	7,300	7,851
5.50%, 04/15/43, TBA (g)	700	758
6.00%, 04/15/43, TBA (g)	500	546
		155,406
Federal National Mortgage Association - 14.8%
Federal National Mortgage Association
5.50%, 12/01/13 - 06/01/40	16,715	18,332
0.88%, 08/28/14 - 02/08/18	2,500	2,510
0.63%, 10/30/14	1,000	1,006
0.50%, 11/21/14 - 03/28/16	4,835	4,842
0.55%, 02/27/15	800	802
2.38%, 07/28/15 - 04/11/16	2,000	2,105
6.00%, 01/01/16 - 07/01/40	12,704	13,989
0.57%, 04/18/16, TBA (g)	1,025	1,025
1.00%, 08/29/16	250	250
6.50%, 09/01/16 - 03/01/40	4,659	5,304
5.25%, 09/15/16	900	1,045
1.50%, 04/17/17	500	500
0.95%, 08/23/17	1,000	1,002
1.07%, 09/27/17	750	753
5.00%, 10/01/17 - 05/01/41	22,020	24,108
4.50%, 02/01/18 - 11/01/41	34,066	36,904
1.13%, 03/28/18	415	414
4.00%, 07/01/18 - 12/01/41	36,102	38,615
1.25%, 01/30/19	500	500
2.50%, 12/01/21 - 01/01/28	1,228	1,274
3.50%, 09/01/25 - 09/01/42	29,256	31,005
3.00%, 11/01/26 - 04/01/42	7,565	7,930
2.50%, 04/15/28 - 04/15/43, TBA (g)	10,850	11,218
3.50%, 04/15/28 - 04/15/43, TBA (g)	14,150	14,942
4.50%, 04/15/28 - 04/15/43, TBA (g)	4,800	5,170
7.00%, 02/01/31 - 04/01/39	630	747
6.00%, 04/15/34, TBA (g)	500	548
2.72%, 05/01/35 (i)	47	50
2.77%, 05/01/35 (i)	118	126
2.89%, 10/01/35 (i)	211	226
2.67%, 02/01/37 (i)	256	274
2.70%, 02/01/37 (i)	20	21
5.51%, 02/01/37 (i)	66	71
2.84%, 04/01/37 (i)	49	52
7.50%, 11/01/37	21	26
2.50%, 01/01/38 (i)	308	329
1.67%, 03/01/38 (i)	609	660
4.14%, 07/01/39 (i)	1,060	1,138
3.86%, 12/01/39 (i)	261	279
3.68%, 02/01/40 (i)	928	986
3.33%, 03/01/40 (i)	364	387
4.26%, 03/01/40 (i)	380	405
3.17%, 06/01/40 (i)	230	243
3.25%, 07/01/40 (i)	481	510
3.61%, 08/01/40 (i)	217	230
3.27%, 12/01/40 (i)	262	278
2.83%, 01/01/41 - 01/01/42 (i)	862	907
3.48%, 02/01/41 (i)	273	289
3.62%, 05/01/41 (i)	268	283
2.51%, 07/01/41 (i)	587	612
3.00%, 04/15/43, TBA (g)	25,900	26,837
4.00%, 04/15/43, TBA (g)	13,800	14,712
5.00%, 04/15/43, TBA (g)	4,500	4,875
5.50%, 04/15/43, TBA (g)	4,500	4,908
		286,554
Government National Mortgage Association - 7.4%
Government National Mortgage Association
5.50%, 01/15/24 - 07/15/41	7,481	8,229
4.00%, 08/15/24 - 01/20/42	19,646	21,471
3.50%, 12/15/25 - 08/20/42	14,382	15,412
4.50%, 04/20/26 - 03/20/42	27,470	30,269
3.00%, 04/15/27 - 09/20/27	1,853	1,968
2.50%, 09/20/27 - 02/15/28	929	968
8.00%, 04/15/30	8	9
8.50%, 06/15/30 - 12/15/30	4	5
6.50%, 01/15/32 - 10/15/38	989	1,130
6.00%, 05/15/32 - 12/20/40	4,699	5,308
5.00%, 03/15/33 - 10/20/41	16,316	17,902
7.00%, 11/15/36	73	84
3.50%, 07/20/40 - 03/20/41 (i)	614	656
2.50%, 11/20/40 - 01/20/43 (i)	1,650	1,736
3.00%, 01/20/41 - 07/20/42 (i)	2,819	2,993
2.00%, 10/20/42 - 01/20/43 (i)	795	831

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
2.50%, 04/15/43, TBA (g)	300	298
3.00%, 04/15/43, TBA (g)	11,700	12,223
3.50%, 04/15/43, TBA (g)	12,100	12,951
4.00%, 04/15/43, TBA (g)	2,400	2,596
4.50%, 04/15/43, TBA (g)	2,200	2,408
5.00%, 04/15/43, TBA (g)	3,000	3,268
6.00%, 04/15/43, TBA (g)	800	900
		143,615
Total Government and Agency Obligations (cost $1,371,554)		1,413,545

SHORT TERM INVESTMENTS - 13.6%
Investment Company - 9.0%
JNL Money Market Fund, 0.03% (a) (h)	173,864	173,864
Securities Lending Collateral - 4.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	88,426	88,426

Total Short Term Investments (cost $262,290)		262,290

Total Investments - 112.1% (cost $2,092,986)		2,167,768
Total Forward Sales Commitments - (0.0%) (proceeds $527)		(527)
Other Assets and Liabilities, Net - (12.1%)		(233,242)
Total Net Assets - 100.0%		$1,933,999

FORWARD SALES COMMITMENTS - 0.0%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.0%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Federal Home Loan Mortgage Corp. - 0.0%
Federal Home Loan Mortgage Corp., 3.50%, 04/15/28	$500	$527
Total Forward Sales Commitments - 0.0% (proceeds $527)		$527

JNL/Mellon Capital Management Global Alpha Fund
PURCHASED OPTIONS - 3.5%
U.S. 10 yr. Future Call Option, Strike Price 115, Expiration 02/22/13	1,107	$18,802

Total Purchased Options (cost $16,832)		18,802

SHORT TERM INVESTMENTS - 96.3%
Federal Home Loan Bank - 10.9% (w)
Federal Home Loan Bank
0.08%, 04/10/13 - 04/17/13	$54,400	54,399
0.09%, 04/19/13	3,800	3,800
		58,199
Federal Home Loan Mortgage Corp. - 13.0% (w)
Federal Home Loan Mortgage Corp.
0.08%, 05/13/13	37,000	36,996
0.12%, 06/03/13	24,800	24,798
0.10%, 06/17/13	7,600	7,599
		69,393
Federal National Mortgage Association - 11.6% (w)
Federal National Mortgage Association
0.08%, 04/10/13	40,850	40,850
0.09%, 04/17/13	15,200	15,199
0.10%, 06/19/13	6,070	6,069
		62,118
Investment Company - 19.0%
JNL Money Market Fund, 0.03% (a) (h)	101,634	101,634
Treasury Securities - 41.8%
U.S. Treasury Bill
0.07%, 04/04/13	$46,644	46,644
0.07%, 04/25/13	152,425	152,414
0.09%, 06/13/13 (o)	24,155	24,152
		223,210
Total Short Term Investments (cost $514,554)		514,554

Total Investments - 99.8% (cost $531,386)		533,356
Other Assets and Liabilities, Net - 0.2%		820
Total Net Assets - 100.0%		$534,176

JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 21.6%
Ameristar Casinos Inc.	28	$735
Blue Nile Inc. (c)	23	801
Capella Education Co. (c)	25	766
CEC Entertainment Inc.	23	738
Chico’s FAS Inc.	42	699
Churchill Downs Inc.	11	783
Coinstar Inc. (c)	14	828
Cooper Tire & Rubber Co.	29	738
Corinthian Colleges Inc. (c)	309	648
DeVry Inc.	24	771
Goodyear Tire & Rubber Co. (c)	55	690
Grand Canyon Education Inc. (c)	30	765
hhgregg Inc. (c)	79	872
Hillenbrand Inc.	30	752
International Game Technology	45	743
ITT Educational Services Inc. (c)	41	568
K12 Inc. (c)	36	879
Lear Corp.	15	798
PetMed Express Inc.	57	765
Rue21 Inc. (c)	25	749
Scholastic Corp.	25	680
Sonic Corp. (c)	65	841
Standard Motor Products Inc.	34	940
Thor Industries Inc.	19	711
Universal Electronics Inc. (c)	40	921
Urban Outfitters Inc. (c)	17	658
Valassis Communications Inc.	26	772
		20,611
CONSUMER STAPLES - 5.2%
CVS Caremark Corp.	14	794
Dean Foods Co. (c)	39	708
Kroger Co.	26	875
Medifast Inc. (c)	32	722
Safeway Inc.	36	957
USANA Health Sciences Inc. (c)	18	871
		4,927
ENERGY - 5.5%
Dawson Geophysical Co. (c)	27	811
EOG Resources Inc.	6	723
Helmerich & Payne Inc.	11	692

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Superior Energy Services Inc. (c)	29	741
Tesoro Corp.	14	823
VAALCO Energy Inc. (c)	90	681
Warren Resources Inc. (c)	246	790
		5,261
FINANCIALS - 5.6%
Alleghany Corp. (c)	2	786
Aspen Insurance Holdings Ltd.	21	821
Axis Capital Holdings Ltd.	19	770
Duff & Phelps Corp. - Class A	48	737
Portfolio Recovery Associates Inc. (c)	7	852
Stifel Financial Corp. (c)	19	664
Validus Holdings Ltd.	20	746
		5,376
HEALTH CARE - 18.1%
Almost Family Inc.	37	755
Amedisys Inc. (c)	64	714
Amsurg Corp. (c)	24	804
CIGNA Corp.	12	753
Community Health Systems Inc.	19	890
CryoLife Inc.	119	713
Emergent BioSolutions Inc. (c)	47	652
Gentiva Health Services Inc. (c)	78	848
Health Management Associates Inc. - Class A (c)	70	906
Kindred Healthcare Inc. (c)	70	737
LHC Group Inc. (c)	36	770
Magellan Health Services Inc. (c)	14	670
Myriad Genetics Inc. (c)	28	723
National Healthcare Corp.	15	698
PharMerica Corp. (c)	50	701
Pozen Inc. (c)	134	707
Select Medical Holdings Corp.	75	675
Triple-S Management Corp. (c)	41	718
United Therapeutics Corp. (c)	14	840
UnitedHealth Group Inc.	13	743
VCA Antech Inc. (c)	34	793
Warner Chilcott Plc - Class A	51	687
WellPoint Inc.	11	739
		17,236
INDUSTRIALS - 18.6%
AECOM Technology Corp. (c)	26	868
AGCO Corp.	14	722
Alliant Techsystems Inc.	11	816
CBIZ Inc. (c)	124	791
Columbus Mckinnon Corp. (c)	38	730
Consolidated Graphics Inc. (c)	20	791
Dun & Bradstreet Corp.	9	726
FreightCar America Inc.	31	676
FTI Consulting Inc. (c)	23	865
ICF International Inc. (c)	32	871
Jacobs Engineering Group Inc. (c)	15	867
Joy Global Inc.	12	713
MYR Group Inc. (c)	33	818
Republic Airways Holdings Inc. (c)	82	952
Rockwell Collins Inc.	12	769
SkyWest Inc.	59	940
Southwest Airlines Co.	64	858
Sykes Enterprises Inc. (c)	48	760
Taser International Inc. (c)	91	720
Tetra Tech Inc. (c)	26	787
United Stationers Inc.	22	865
URS Corp.	17	824
		17,729
INFORMATION TECHNOLOGY - 17.4%
AOL Inc.	24	907
Brocade Communications Systems Inc. (c)	128	739
CACI International Inc. - Class A (c)	14	800
Cisco Systems Inc.	35	726
Computer Sciences Corp.	16	792
CoreLogic Inc. (c)	26	670
Cree Inc. (c)	17	907
CSG Systems International Inc. (c)	39	816
Ebix Inc. (e)	44	717
Euronet Worldwide Inc. (c)	30	790
FLIR Systems Inc.	28	740
j2 Global Inc.	24	931
Mantech International Corp. - Class A	30	807
Oracle Corp.	21	693
Unisys Corp. (c)	31	705
United Online Inc.	115	695
ValueClick Inc. (c)	36	1,058
Western Digital Corp.	16	782
Xerox Corp.	92	788
XO Group Inc. (c)	78	782
Zebra Technologies Corp. - Class A (c)	17	797
		16,642
MATERIALS - 6.2%
A. Schulman Inc.	23	713
CF Industries Holdings Inc.	3	619
Huntsman Corp.	39	727
Koppers Holdings Inc.	18	775
OM Group Inc. (c)	27	626
Omnova Solutions Inc. (c)	94	724
Schweitzer-Mauduit International Inc.	20	778
Tredegar Corp.	33	958
		5,920
TELECOMMUNICATION SERVICES - 1.7%
MetroPCS Communications Inc. (c)	76	823
Shenandoah Telecommunications Co.	52	788
		1,611
Total Common Stocks (cost $88,680)		95,313

SHORT TERM INVESTMENTS - 1.3%
Investment Company - 0.7%
JNL Money Market Fund, 0.03% (a) (h)	667	667
Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	625	625

Total Short Term Investments (cost $1,292)		1,292

Total Investments - 101.2% (cost $89,972)		96,605
Other Assets and Liabilities, Net - (1.2%)		(1,174)
Total Net Assets - 100.0%		$95,431

JNL/Morgan Stanley Mid Cap Growth Fund
COMMON STOCKS - 94.2%
CONSUMER DISCRETIONARY - 14.2%
Aimia Inc.	10	$149
Coach Inc.	3	165
Dollar Tree Inc. (c)	12	603
Dunkin’ Brands Group Inc.	9	345
Groupon Inc. - Class A (c) (e)	51	312
McGraw-Hill Cos. Inc.	8	408

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Morningstar Inc.	5	347
New Oriental Education & Technology Group - ADR (e)	15	262
Tesla Motors Inc. (c) (e)	7	254
TripAdvisor Inc.	1	49
Weight Watchers International Inc. (e)	5	225
Wyndham Worldwide Corp.	3	204
		3,323
CONSUMER STAPLES - 6.4%
DE Master Blenders 1753 NV (c)	43	666
McCormick & Co. Inc.	2	124
Mead Johnson Nutrition Co.	5	371
Monster Beverage Corp. (c)	7	323
		1,484
ENERGY - 2.5%
Range Resources Corp.	7	582

FINANCIALS - 9.1%
Arch Capital Group Ltd. (c)	8	413
Greenhill & Co. Inc.	4	194
IntercontinentalExchange Inc. (c)	2	376
MSCI Inc. - Class A (c)	17	583
Progressive Corp.	22	558
		2,124
HEALTH CARE - 8.7%
athenahealth Inc. (c) (e)	6	601
Illumina Inc. (c) (e)	13	709
Intuitive Surgical Inc. (c)	1	465
Ironwood Pharmaceuticals Inc. - Class A (c) (e)	12	222
Techne Corp.	1	45
		2,042
INDUSTRIALS - 16.7%
Covanta Holding Corp.	13	266
Edenred	26	852
IHS Inc. - Class A (c)	6	587
Intertek Group Plc	6	332
Qualicorp SA (c)	37	368
Sensata Technologies Holding NV (c)	7	234
Stericycle Inc. (c)	5	560
Verisk Analytics Inc. - Class A (c)	11	686
		3,885
INFORMATION TECHNOLOGY - 28.3%
3D Systems Corp. (c) (e)	4	114
Akamai Technologies Inc. (c)	16	561
First Solar Inc. (c)	9	243
Gartner Inc. - Class A (c)	12	642
LinkedIn Corp. - Class A (c)	4	638
MercadoLibre Inc. (e)	3	280
Motorola Solutions Inc.	14	896
Qihoo 360 Technology Co. Ltd. - ADR (c) (e)	6	169
Salesforce.com Inc. (c)	4	634
ServiceNow Inc.	4	128
Sina Corp. (c)	2	98
Solera Holdings Inc.	15	850
Splunk Inc.	4	143
Trimble Navigation Ltd. (c)	7	222
Workday Inc. - Class A (c) (e)	2	104
Yandex NV - Class A (c)	21	475
Youku Inc. - ADR (c)	14	236
Zynga Inc. - Class A (c) (e)	48	160
		6,593
MATERIALS - 5.3%
Intrepid Potash Inc.	3	65
Martin Marietta Materials Inc.	6	579
Rockwood Holdings Inc.	9	597
		1,241
UTILITIES - 3.0%
Brookfield Infrastructure Partners LP	18	702

Total Common Stocks (cost $19,815)		21,976

PREFERRED STOCKS - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Dropbox Inc., Series A-1 (c) (f) (q)	4	42
Palantir Technologies Inc. (f) (q)	5	16

Total Preferred Stocks (cost $56)		58

SHORT TERM INVESTMENTS - 17.7%
Investment Company - 5.4%
JNL Money Market Fund, 0.03% (a) (h)	1,257	1,257

Securities Lending Collateral - 12.3%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	2,864	2,864

Total Short Term Investments (cost $4,121)		4,121

Total Investments - 112.1% (cost $23,992)		26,155
Other Assets and Liabilities, Net - (12.1%)		(2,833)
Total Net Assets - 100.0%		$23,322

JNL/Neuberger Berman Strategic Income Fund (t)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 20.3%
Accredited Mortgage Loan Trust REMIC, 0.52%, 12/25/35 (i)	$190	$175
Aegis Asset Backed Securities Trust REMIC, 0.75%, 03/25/35 (i)	430	352
Asset Backed Securities Corp. Home Equity REMIC, 0.40%, 01/25/36 (i)	151	141
Asset-Backed Pass-Through Certificates REMIC, 0.89%, 04/25/34 (i)	508	486
Banc of America Commercial Mortgage Inc. REMIC
5.89%, 07/10/44 (i)	250	282
5.63%, 07/10/46	250	281
5.41%, 09/10/47	350	393
Banc of America Commercial Mortgage Trust REMIC, 5.36%, 10/10/45	250	282
Bear Stearns Asset Backed Securities Trust REMIC, 0.61%, 02/25/36 (i)	710	592
Carrington Mortgage Loan Trust REMIC
0.66%, 06/25/35 (i)	230	206
0.35%, 05/25/36 (i)	550	498
0.34%, 12/25/36 (i)	700	386
Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 0.95%, 09/25/33 (i)	738	653
Citigroup Mortgage Loan Trust Inc. REMIC, 0.95%, 05/25/35 (i) (r)	175	155
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.32%, 12/11/49	305	347
Cobalt Commercial Mortage-Backed Securities Trust REMIC
5.81%, 05/15/46 (i)	315	368
5.22%, 08/15/48	250	279
Commercial Mortgage Loan Trust REMIC, 6.01%, 12/10/49 (i)	250	292

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Commercial Mortgage Pass-Through Certificates REMIC
5.80%, 06/15/38 (i)	300	336
5.54%, 01/15/49 (i)	290	330
Interest Only, 1.97%, 08/15/45 (i)	992	125
Interest Only, 0.78%, 03/10/46 (i)	2,500	134
Commercial Mortgage Trust REMIC
Interest Only, 0.36%, 01/10/46 (i) (r)	2,500	87
Interest Only, 1.82%, 01/10/46 (i)	1,497	165
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24 (e)	480	498
Countrywide Asset-Backed Certificates REMIC, 0.40%, 04/25/36 (i)	537	451
Credit Suisse Mortgage Capital Certificates REMIC
5.41%, 02/15/39 (i)	280	311
5.47%, 09/15/39	296	331
First Frankin Mortgage Loan Trust REMIC, 0.94%, 12/25/34 (i)	171	155
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39 (e)	425	484
5.74%, 12/10/49	425	491
GS Mortgage Securities Corp. II REMIC
5.55%, 04/10/38 (i)	300	332
5.56%, 11/10/39	250	283
5.79%, 08/10/45 (e) (i)	250	286
GS Mortgage Securities Trust Interest Only REMIC, 2.19%, 01/10/45 (i) (r)	985	134
Home Equity Mortgage Trust REMIC, 1.80%, 02/25/35 (i)	143	117
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.81%, 06/12/43 (i)	95	106
5.43%, 12/12/43	325	364
5.44%, 06/12/47	230	261
5.42%, 01/15/49	300	341
5.71%, 02/12/49 (i)	250	288
5.81%, 06/15/49 (i)	300	344
5.88%, 02/15/51 (i)	200	233
JPMorgan Mortgage Trust REMIC, 2.91%, 06/25/35 (i)	142	132
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 02/15/40	200	228
5.86%, 07/15/40 (i)	250	287
MASTR Adjustable Rate Mortgages Trust REMIC, 6.00%, 12/25/35 (i)	682	520
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.38%, 08/12/48	250	283
5.17%, 12/12/49	250	280
Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 1.77%, 02/15/46 (i)	2,594	293
Morgan Stanley Home Equity Loan Trust REMIC, 0.48%, 02/25/36 (i)	700	596
New Century Home Equity Loan Trust REMIC, 1.18%, 11/25/34 (i)	159	151
RALI Trust REMIC, 7.00%, 07/25/36	298	205
Residential Asset Securitization Trust REMIC, 0.88%, 03/25/33 (i)	180	152
Structured Asset Investment Loan Trust REMIC, 1.00%, 07/25/34 (i)	736	696
Structured Asset Securities Corp. REMIC
0.63%, 05/25/35 (i)	200	166
0.37%, 12/25/36 (i)	940	647
UBS-Barclays Commercial Mortgage Trust Interest Only, 1.17%, 03/10/46 (r)	1,998	164
US Airways Pass-Through Trust, 4.63%, 06/03/25	485	507
Wachovia Bank Commercial Mortgage Trust REMIC
5.34%, 12/15/43	250	283
5.42%, 01/15/45 (i)	239	261
5.51%, 04/15/47 (e)	260	294
5.73%, 06/15/49 (i)	430	493
Wells Fargo Home Equity Trust REMIC, 0.35%, 01/25/37 (i)	535	482
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, 1.68%, 03/15/48	1,000	103
REMIC, Interest Only, 1.53%, 03/15/45 (i) (r)	2,298	218
REMIC, Interest Only, 2.28%, 11/15/45 (i) (r)	794	112

Total Non-U.S. Government Agency Asset-Backed Securities (cost $19,827)		20,708

CORPORATE BONDS AND NOTES - 26.8%
CONSUMER DISCRETIONARY - 2.8%
DIRECTV Holdings LLC
1.75%, 01/15/18	505	499
6.00%, 08/15/40	305	325
NBCUniversal Media LLC
6.40%, 04/30/40	145	184
4.45%, 01/15/43	85	84
QVC Inc., 4.38%, 03/15/23 (r)	460	465
Time Warner Cable Inc.
6.75%, 07/01/18	275	339
8.75%, 02/14/19	295	390
5.50%, 09/01/41	150	154
Time Warner Inc.
6.10%, 07/15/40	125	145
5.38%, 10/15/41	50	54
Wyndham Worldwide Corp., 2.50%, 03/01/18	190	191
		2,830
CONSUMER STAPLES - 0.9%
Imperial Tobacco Finance Plc, 3.50%, 02/11/23 (r)	310	313
Kraft Foods Group Inc., 5.00%, 06/04/42	185	198
Pernod-Ricard SA, 5.50%, 01/15/42 (r)	140	156
Reynolds American Inc., 4.75%, 11/01/42	275	268
		935
ENERGY - 3.0%
Anadarko Petroleum Corp., 5.95%, 09/15/16	590	679
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/01/42	235	223
Empresa Nacional del Petroleo, 5.25%, 08/10/20	200	212
Encana Corp., 3.90%, 11/15/21 (e)	260	275
Enterprise Products Operating LLC, 4.85%, 03/15/44	210	214
KazMunaiGaz Finance Sub BV
11.75%, 01/23/15	100	116
9.13%, 07/02/18	100	126
Kinder Morgan Energy Partners LP, 6.50%, 09/01/39 (e)	100	121
Marathon Oil Corp., 6.60%, 10/01/37	325	409
National JSC Naftogaz of Ukraine, 9.50%, 09/30/14	95	98
Petroleos de Venezuela SA
5.25%, 04/12/17	143	124
5.50%, 04/12/37	80	54
Petroleos Mexicanos
5.50%, 01/21/21	170	195
6.50%, 06/02/41	60	71

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Petronas Capital Ltd., 5.25%, 08/12/19	100	116
		3,033
FINANCIALS - 12.3%
American Tower Corp., 3.50%, 01/31/23 (e)	315	312
Bank of America Corp.
1.50%, 10/09/15	695	697
2.00%, 01/11/18	290	289
Bank of China Hong Kong Ltd., 5.55%, 02/11/20	100	112
Citigroup Inc.
2.65%, 03/02/15 (e)	450	462
6.13%, 11/21/17	170	201
Entertainment Properties Trust, 5.75%, 08/15/22	430	470
FirstMerit Corp., 4.35%, 02/04/23	670	694
Ford Motor Credit Co. LLC
3.00%, 06/12/17	300	308
4.25%, 09/20/22	380	393
General Electric Capital Corp.
6.25% (callable at 100 beginning 12/15/22) (m)	285	313
2.30%, 04/27/17	100	103
3.10%, 01/09/23	360	356
Goldman Sachs Group Inc.
3.30%, 05/03/15 (e)	200	209
2.38%, 01/22/18 (e)	420	426
5.75%, 01/24/22	220	256
3.63%, 01/22/23 (e)	420	423
6.75%, 10/01/37	135	151
Health Care REIT Inc., 3.75%, 03/15/23	285	287
Hyundai Capital Services Inc., 3.50%, 09/13/17 (r)	150	160
Jefferies Group LLC, 5.13%, 01/20/23 (e)	400	424
JPMorgan Chase & Co., 3.45%, 03/01/16 (e)	80	85
Morgan Stanley
5.63%, 09/23/19	625	719
6.38%, 07/24/42	145	174
Nile Finance Ltd., 5.25%, 08/05/15	100	91
Nomura Holdings Inc., 2.00%, 09/13/16	725	723
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	200	268
Prudential Financial Inc.
5.88%, 09/15/42 (i)	870	927
5.20%, 03/15/44 (i)	285	286
Sumitomo Mitsui Banking Corp., 1.50%, 01/18/18	550	550
Swedbank AB, 1.75%, 03/12/18 (r)	405	403
Ventas Realty LP, 2.70%, 04/01/20	780	783
Wilton Re Finance LLC, 5.88%, 03/30/33 (i) (r)	530	535
		12,590
HEALTH CARE - 1.3%
AbbVie Inc., 1.20%, 11/06/15 (r)	505	509
Dignity Health, 4.50%, 11/01/42	175	169
Express Scripts Holding Co., 2.65%, 02/15/17 (e)	425	445
St Jude Medical Inc., 4.75%, 04/15/43	230	235
		1,358
INDUSTRIALS - 1.5%
Burlington Northern Santa Fe LLC, 4.45%, 03/15/43	255	258
CSX Corp., 4.10%, 03/15/44 (e)	85	80
ERAC USA Finance LLC
3.30%, 10/15/22 (r)	555	559
7.00%, 10/15/37 (r)	150	192
L-3 Communications Corp., 3.95%, 11/15/16	410	443
		1,532
INFORMATION TECHNOLOGY - 1.7%
Hewlett-Packard Co.
2.60%, 09/15/17 (e)	460	463
4.65%, 12/09/21 (e)	370	384
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	410	426
Xerox Corp., 4.50%, 05/15/21	430	460
		1,733
MATERIALS - 1.1%
ArcelorMittal, 6.13%, 06/01/18	385	416
Cliffs Natural Resources Inc., 4.88%, 04/01/21 (e)	320	315
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23 (e) (r)	410	411
		1,142
TELECOMMUNICATION SERVICES - 1.6%
AT&T Inc., 6.55%, 02/15/39	495	611
Qwest Corp., 6.75%, 12/01/21 (e)	575	662
Rogers Communications Inc., 4.50%, 03/15/43	120	120
SK Telecom Co. Ltd., 2.13%, 05/01/18 (r)	200	201
		1,594
UTILITIES - 0.6%
Dominion Resources Inc., 4.05%, 09/15/42	80	77
Exelon Generation Co. LLC, 4.00%, 10/01/20	425	449
Majapahit Holding BV, 7.88%, 06/29/37	100	129
		655
Total Corporate Bonds and Notes (cost $27,074)		27,402

GOVERNMENT AND AGENCY OBLIGATIONS - 45.0%
GOVERNMENT SECURITIES - 18.4%
Federal Farm Credit Bank - 0.2% (w)
Federal Farm Credit Bank, 1.46%, 11/19/19	180	179
Federal Home Loan Bank - 0.2% (w)
Federal Home Loan Bank, 5.50%, 07/15/36	145	194
Federal National Mortgage Association - 0.8% (w)
Federal National Mortgage Association
1.50%, 10/23/19	125	125
1.55%, 10/29/19	425	424
1.60%, 12/24/20	320	316
		865
Sovereign - 3.7%
Argentina Republic Government International Bond, 8.28%, 12/31/33 (k)	109	59
Australia Government Bond, 5.25%, 03/15/19, AUD	490	569
Brazil Government International Bond, 7.13%, 01/20/37	110	153
Canada Government Bond, 1.50%, 03/01/17, CAD	380	378
Colombia Government International Bond, 8.13%, 05/21/24	130	187
Croatia Government International Bond, 6.75%, 11/05/19	100	110
El Salvador Government International Bond, 7.38%, 12/01/19	100	119
Hungary Government International Bond, 6.25%, 01/29/20	100	102
Lithuania Government International Bond, 6.13%, 03/09/21	100	118
New Zealand Government Bond
6.00%, 12/15/17, NZD	655	623

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
5.50%, 04/15/23, NZD	150	146
Panama Government International Bond, 6.70%, 01/26/36	45	60
Peru Government International Bond, 6.55%, 03/14/37	80	108
Peruvian Government International Bond, 8.38%, 05/03/16	80	97
Poland Government International Bond
6.38%, 07/15/19	55	68
5.13%, 04/21/21	80	92
Republic of Turkey, 6.88%, 03/17/36	50	62
Russia Foreign Bond, 12.75%, 06/24/28	50	96
Russia Government International Bond, 11.00%, 07/24/18	100	143
South Africa Government International Bond, 5.88%, 05/30/22	100	117
Turkey Government International Bond, 7.38%, 02/05/25	109	139
Ukraine Government International Bond, 6.58%, 11/21/16	100	98
Uruguay Government International Bond, 6.88%, 09/28/25	80	106
		3,750
Treasury Inflation Index Securities - 9.0%
Canada Government Inflation Indexed Bond, 4.25%, 12/01/21 (n), CAD	292	405
Japan Government CPI Indexed Bond, 1.40%, 06/10/18 (n), JPY	21,137	257
U.S. Treasury Inflation Indexed Note
0.50%, 04/15/15 (n)	1,620	1,702
0.13%, 04/15/17 (n)	2,479	2,674
1.13%, 01/15/21 (n)	132	155
2.38%, 01/15/25 (n)	568	762
2.00%, 01/15/26 (n)	1,810	2,356
3.88%, 04/15/29 (n)	511	831
		9,142
U.S. Treasury Securities - 4.5%
U.S. Treasury Bond
6.88%, 08/15/25	1,750	2,653
5.50%, 08/15/28	1,150	1,594
U.S. Treasury Note
0.13%, 12/31/13	100	100
3.63%, 08/15/19	260	301
		4,648
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 26.6%
Federal Home Loan Mortgage Corp. - 8.5%
Federal Home Loan Mortgage Corp.
5.00%, 05/01/27 - 12/01/38	495	534
4.50%, 01/01/38 - 06/01/41	184	197
5.50%, 08/01/40	112	121
3.50%, 04/15/43 - 05/15/43 , TBA (g)	6,085	6,400
4.00%, 04/15/43, TBA (g)	1,365	1,451
		8,703
Federal National Mortgage Association - 18.1%
Federal National Mortgage Association
6.00%, 02/01/38	30	33
4.50%, 06/01/41 - 07/01/41	239	258
3.00%, 04/15/43, TBA (g)	960	990
3.50%, 04/15/43, TBA (g)	5,440	5,744
4.00%, 04/15/43, TBA (g)	9,640	10,277
4.50%, 04/15/43 - 05/15/43, TBA (g)	1,095	1,181
		18,483
Total Government and Agency Obligations (cost $45,915)		45,964

INVESTMENT COMPANIES - 4.5%
iShares iBoxx High Yield Corporate Bond Fund (e)	24	2,278
SPDR Barclays High Yield Bond ETF (e)	57	2,333

Total Investment Companies (cost $4,506)		4,611

VARIABLE RATE SENIOR LOAN INTERESTS - 19.6% (i)
CONSUMER DISCRETIONARY - 5.4%
99 Cents Only Stores Term Loan B-1, 5.25%, 01/11/19	$152	154
Acosta Inc. Term Loan D, 5.00%, 03/02/18	113	114
Advantage Sales and Marketing Inc. 1st Lien New Term Loan, 4.25%, 12/17/17	90	91
Advantage Sales and Marketing Inc. 2nd Lien Term Loan, 8.25%, 06/18/18	56	56
Allison Transmission Inc. Term Loan B-3, 4.25%, 08/23/19	93	94
AOT Bedding Super Holdings LLC Term Loan, 5.00%, 09/20/19	113	115
Apex Tool Group LLC Term Loan B, 4.50%, 02/01/20	100	101
Bombardier Recreational Products Inc. Term Loan B, 5.00%, 01/17/19	130	131
Boyd Gaming Corp. Incremental Term Loan B, 6.00%, 12/17/15	114	115
Cannery Casino Resorts LLC 1st Lien Term Loan, 6.00%, 09/25/18	77	78
Cannery Casino Resorts LLC Term Loan, 8.75%, 09/12/19	53	51
Centuar Acquisition LLC 1st Lien Term Loan, 5.25%, 02/15/19	60	61
Centuar Acquisition LLC Term Loan, 7.50%, 02/15/20	135	137
Cequel Communications LLC Term Loan, 4.00%, 02/15/19	180	182
Charter Communications Operating LLC Term Loan D, 4.00%, 05/15/19	47	47
Chrysler Automotive LLC Term Loan B, 6.00%, 05/24/17	187	190
Cumulus Media Inc. 1st Lien Term Loan B, 4.50%, 09/16/18	189	191
David’s Bridal Inc. Initial Term Loan, 5.00%, 10/05/19	114	115
EMI Music Publishing Ltd. Term Loan, 4.25%, 03/02/18	199	201
FoxCo Acquisition LLC Replacement Term Loan B, 5.50%, 07/18/17	46	47
Getty Images Inc. Initial Term Loan, 4.75%, 09/17/19	150	152
Goodyear Engineered Products 1st Lien Term Loan, 5.25%, 09/15/17	285	285
Goodyear Tire & Rubber Co. 2nd Lien Term Loan, 4.75%, 04/30/19	137	138
Leslie’s Poolmart Inc. Term Loan B, 5.25%, 10/01/19	39	40
MGM Resorts International Term Loan B, 4.25%, 12/13/19	95	97
Michaels Stores Inc. Term Loan, 3.75%, 02/01/20	310	313
Mohegan Tribal Gaming Authority Term Loan A, 5.50%, 03/31/15	60	60
Neiman Marcus Group Inc. Term Loan, 4.75%, 05/16/18	138	139
Nine Entertainment Corp. Term Loan, 3.50%, 12/03/19	124	124

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
OSI Restaurant Partners LLC Term Loan, 4.75%, 10/23/19	63	64
Peninsula Gaming LLC Term Loan B, 5.75%, 05/16/17	97	98
Penn National Gaming Inc. Term Loan B, 3.75%, 07/14/18	65	65
PETCO Animal Supplies Inc. New Term Loan, 4.25%, 11/25/17	248	252
Pilot Travel Centers LLC Additional Term Loan B, 4.25%, 08/15/19	37	37
PVH Corp. Term Loan B, 2.50%, 12/20/19	100	101
ServiceMaster Co. Term Loan C, 4.25%, 01/31/17	90	91
Sophia LP Term Loan, 4.50%, 07/19/18	149	151
TI Group Automotive Systems LLC Term Loan B, 4.25%, 03/31/19	320	322
Toys R Us Delaware Inc. Term Loan B-2, 6.00%, 05/25/18	27	26
Toys R Us Inc. Term Loan, 6.00%, 09/01/16	198	194
Tribune Co. Term Loan B, 4.00%, 12/31/19	100	101
Univision Communications Inc. Extended 1st Lien Term Loan, 4.45%, 03/31/17	51	51
Univision Communications Inc. New 1st Lien Term Loans, 4.75%, 03/01/20	90	91
UPC Distribution Services Term Loan AF, 4.00%, 01/31/21	90	91
Wolverine World Wide Inc. Term Loan B, 4.00%, 10/09/19	47	48
Yankee Candle Co. Inc. Term Loan, 5.25%, 04/02/19	75	75
		5,477
CONSUMER STAPLES - 1.4%
Del Monte Corp. New Term Loan B, 4.00%, 03/08/18	78	79
HJ Heinz Co. Term Loan B-2, 2.50%, 03/27/20	210	212
Pinnacle Foods Finance LLC Term Loan F, 4.75%, 10/17/18	151	152
Reynolds Group Holdings Inc. US Term Loan, 4.75%, 09/30/18	180	182
Rite Aid Corp. Term Loan, 5.25%, 02/21/20	160	162
Spectrum Brands Inc. Initial Term Loan, 4.50%, 11/01/19	250	253
Sun Products Corp. Term Loan B, 6.50%, 03/15/20	95	96
US Foodservice Inc. Extended Term Loan, 5.75%, 03/31/17	249	252
		1,388
ENERGY - 0.7%
Arch Western Finance LLC Term Loan, 5.75%, 05/14/18	199	202
Everest Acquisition LLC Term Loan B-1, 5.00%, 05/24/18	225	228
NFR Energy 2nd Lien Term Loan, 8.75%, 12/31/18	55	56
Plains Exploration & Production Co. Term Loan B, 4.00%, 11/30/19	170	170
Samson Investment Co. 2nd Lien Term Loan, 6.00%, 09/30/18	46	47
		703
FINANCIALS - 1.6%
American Capital Senior Secured Term Loan, 5.50%, 08/22/16	149	151
American General Finance Corp. Term Loan, 5.50%, 05/10/17	68	68
Capital Automotive LLC Term Loan B, 5.25%, 03/11/17	238	239
Citco Group Ltd. Term Loan, 4.25%, 06/29/18	228	229
HarbourVest Partners LP 1st Lien Term Loan, 4.75%, 12/01/17	62	63
International Lease Finance Co. Term Loan, 5.00%, 06/30/17	93	94
Nuveen Investments Inc. Term Loan A, 5.20%, 05/13/17	149	152
Ocwen Capital Trust New Term Loan, 5.00%, 02/15/18	155	157
Realogy Corp. Term Loan B, 4.50%, 03/01/20	250	253
Walter Investment Management Corp. Term Loan B, 5.75%, 12/01/17	214	217
		1,623
HEALTH CARE - 2.0%
Bausch & Lomb Inc. Term Loan, 5.25%, 05/09/19	224	226
Carestream Health Inc. Term Loan, 5.00%, 02/25/17	70	71
Community Health Systems Inc. Extended Term Loan, 3.78%, 01/25/17	242	244
DaVita HealthCare Partners Inc. Term Loan B-2, 4.00%, 08/01/19	88	89
DJ Orthopedics LLC Term Loan, 4.75%, 09/15/17	30	30
Grifols Inc. New U.S. Term Loan B, 4.25%, 06/01/17	46	46
HCA Inc. Term Loan B-3, 3.25%, 05/01/18	47	47
Health Management Associates Inc. Term Loan B, 4.50%, 11/16/18	246	248
Hologic Inc. Term Loan B, 4.50%, 07/18/19	46	46
IASIS Healthcare LLC Term Loan B, 4.50%, 05/03/18	249	252
Immucor Inc. Term Loan, 5.00%, 08/19/18	195	197
Par Pharmaceutical Companies Inc. Term Loan B-1, 4.25%, 09/28/19	99	100
Pharmaceutical Product Development Inc. Term Loan, 4.25%, 12/05/18	100	101
Sheridan Holdings Inc. Incremental Term Loan, 4.50%, 06/29/18	115	116
United Surgical Partners International Inc. 1st Lien Term Loan, 7.00%, 04/01/19	57	57
Valeant Pharmaceuticals International Inc. Term Loan B, 3.50%, 02/13/19	85	86
Warner Chilcott Co. Inc. Additional Term Loan B-1, 4.25%, 03/15/18	20	20
Warner Chilcott Co. Inc. Term Loan B-1, 4.25%, 03/03/18	52	52
Warner Chilcott Co. Inc. Term Loan B-2, 4.25%, 03/03/18	16	16
Warner Chilcott Co. Inc. Term Loan B-3, 4.25%, 03/03/18	35	36
		2,080
INDUSTRIALS - 3.0%
ADS Waste Holdings Inc. Term Loan B, 4.25%, 10/09/19	111	112
Avis Budget Car Rental LLC New Term Loan B, 2.75%, 03/15/20	200	202
Avis Budget Car Rental LLC Term Loan B, 3.75%, 03/15/19	120	121
Avis Budget Car Rental LLC Term Loan C, 3.75%, 03/15/19	67	67
AWAS Aviation Capital Ltd. Term Loan, 4.75%, 06/26/18	60	60

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
AWAS Finance Luxembourg SA Term Loan, 5.25%, 06/10/16	71	72
Berry Plastics Corp. Term Loan D, 3.50%, 01/29/20	120	120
BOC Edwards Term Loan, 3.50%, 03/26/20	190	190
Brand Services Inc. 1st Lien Term Loan B-2, 4.50%, 10/16/16	19	19
Brand Services Inc. Term Loan, 4.50%, 10/23/16	4	4
Brickman Group Holdings Term Loan B, 5.50%, 10/14/16	200	203
Brock Holdings III Inc. 1st Lien Term Loan, 4.50%, 03/16/17	140	142
Brock Holdings III Initial 2nd Lien Term Loan, 10.00%, 03/16/18	40	40
Ceridian Corp. Extended US Term Loan, 5.95%, 05/09/17	235	239
Delta Air Lines Inc. Term Loan, 4.25%, 04/20/17	198	201
Generac Power Systems Inc. Term Loan, 6.25%, 05/30/18	135	138
Hamilton Sundstrand Corp. Term Loan, 4.00%, 12/13/19	115	116
Husky Injection Molding Systems Ltd. Term Loan, 4.25%, 07/02/18	142	143
KAR Auction Services Inc. Term Loan B, 3.75%, 05/01/17	1	1
Kar Holdings Inc. Term Loan, 3.75%, 05/19/17	115	116
Monitronics International Inc. Term Loan, 5.50%, 03/23/18	100	101
Navistar International Corp. Term Loan B, 7.00%, 08/17/17	100	101
Progressive Waste Solutions Ltd. Term Loan B, 5.00%, 10/22/19	65	66
Protection One Inc. Replacement Term Loan, 4.50%, 03/16/19	65	65
RBS Global Inc. and Rexnord LLC 1st Lien Term Loan B, 4.50%, 04/01/18	70	70
Sequa Corp. Term Loan, 5.25%, 05/15/17	111	113
Terex Corp. Term Loan, 4.50%, 04/28/17	76	77
United Air Lines Inc. Term Loan, 3.00%, 03/31/19	195	197
		3,096
INFORMATION TECHNOLOGY - 3.0%
Arris Group Inc. Term Loan, 2.75%, 02/15/20	95	95
First Data Corp. 1st Lien Term Loan, 5.20%, 09/24/18	80	81
First Data Corp. Term Loan, 4.21%, 03/26/18	28	28
First Data Corp. Term Loan B-3, 5.20%, 03/24/17	200	201
Freescale Semiconductor Inc. Extended Term Loan B, 5.00%, 02/13/20	81	81
Go Daddy Group Inc. Term Loan, 4.25%, 12/17/18	1,190	1,195
Go Daddy Group Inc. Term Loan B-1, 7.00%, 12/17/18	94	94
Kronos Inc. 2nd Lien Term Loan, 9.75%, 04/30/20	75	78
Kronos Inc. Extended Term Loan, 4.50%, 10/31/19	75	76
MoneyGram International Inc. Term Loan, 3.25%, 03/15/20	340	343
NXP Funding LLC Term Loan C, 4.75%, 01/11/20	5	5
Skillsoft Corp. New Term Loan, 5.00%, 05/26/17	65	66
SunGard Data Systems Inc. Term Loan D, 4.50%, 01/01/20	40	41
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/15/20	250	252
Verint Systems Inc. New Term Loan, 4.00%, 08/15/19	185	186
West Corp. Term Loan B-8, 4.25%, 06/30/18	247	250
		3,072
MATERIALS - 1.2%
Fairmount Minerals Ltd. Term Loan B, 5.25%, 03/15/17	126	127
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/12/17	98	99
Ineos U.S. Finance LLC Term Loan B, 6.50%, 05/04/18	75	76
MRC Global Inc. Term Loan B, 6.25%, 11/08/19	249	252
PQ Corp. Extended Term Loan, 4.50%, 02/09/18	218	220
Sealed Air Corp. Term Loan B-1, 4.00%, 11/14/18	84	85
Tamino Global Chemical Corp. Term Loan B-2, 4.25%, 02/15/19	76	77
Tube City IMS Corp. Term Loan, 3.75%, 03/20/19	115	116
Univar Inc. Term Loan B, 5.00%, 06/30/17	86	87
Wilsonart LLC Term Loan, 5.50%, 11/01/19	105	106
		1,245
TELECOMMUNICATION SERVICES - 1.1%
Cricket Communications Inc. Term Loan, 3.50%, 02/22/20	350	352
Crown Castle Operating Corp. Term Loan B, 4.00%, 01/31/19	47	47
Integra Opco Initial Term Loan, 6.00%, 02/15/19	65	66
Integra Telecom 2nd Lien Term Loan, 9.75%, 02/15/20	30	31
Intelsat Jackson Holdings SA Term Loan B-1, 4.50%, 04/02/18	94	95
Level 3 Financing Inc. Term Loan B, 5.25%, 08/01/19	115	117
Level 3 Financing Inc. Term Loan B-2, 4.75%, 08/01/19	150	151
Windstream Corp. Term Loan B-3, 4.00%, 08/15/19	46	46
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20	161	163
		1,068
UTILITIES - 0.2%
Calpine Corp. Term Loan, 4.50%, 04/01/18	160	162
Essential Power Term Loan B-1, 5.50%, 08/08/19	60	60
		222
Total Variable Rate Senior Loan Interests (cost $19,808)		19,974

SHORT TERM INVESTMENTS - 22.2%
Investment Company - 14.1%
JNL Money Market Fund, 0.03% (a) (h)	14,370	14,370

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Securities Lending Collateral - 8.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	8,217	8,217

Total Short Term Investments (cost $22,587)		22,587

Total Investments - 138.4% (cost $139,717)		141,246
Other Assets and Liabilities, Net - (38.4%)		(39,159)
Total Net Assets - 100.0%		$102,087

JNL/Oppenheimer Global Growth Fund
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 16.9%
Brunello Cucinelli SpA (e)	38	$794
Carnival Corp.	268	9,198
Grupo Televisa SAB - GDR	252	6,694
Inditex SA	91	12,087
Lottomatica SpA	116	2,742
LVMH Moet Hennessy Louis Vuitton SA	82	14,052
McDonald’s Corp.	130	12,922
McGraw-Hill Cos. Inc.	218	11,368
PPR SA	65	14,273
Tiffany & Co. (e)	158	11,007
Tod’s SpA	51	7,380
Walt Disney Co.	244	13,846
Zee Entertainment Enterprises Ltd.	1,080	4,190
		120,553
CONSUMER STAPLES - 8.3%
Carlsberg A/S - Class B	53	5,201
Cia de Bebidas das Americas - ADR	155	6,546
Colgate-Palmolive Co.	120	14,150
E-Mart Co. Ltd.	3	597
Fomento Economico Mexicano SAB de CV	966	10,861
Nestle SA	121	8,745
Unilever Plc	317	13,400
		59,500
ENERGY - 3.3%
Repsol SA	255	5,181
Technip SA	111	11,436
Transocean Ltd. (c)	3	150
Transocean Ltd. (c)	131	6,825
		23,592
FINANCIALS - 14.3%
Allianz SE	82	11,214
Banco Bilbao Vizcaya Argentaria SA (e)	984	8,593
BM&F Bovespa SA	1,099	7,389
Citigroup Inc.	128	5,656
Credit Suisse Group AG (e)	163	4,298
Dai-Ichi Life Insurance Co. Ltd.	6	7,701
DLF Ltd.	816	3,538
Fidelity National Financial Inc. - Class A	182	4,593
Goldman Sachs Group Inc.	44	6,509
ICICI Bank Ltd. - ADR	255	10,956
Itau Unibanco Holding SA - ADR	434	7,718
Societe Generale - Class A	87	2,863
Sumitomo Mitsui Financial Group Inc.	165	6,781
UBS AG	932	14,332
		102,141
HEALTH CARE - 10.8%
Aetna Inc.	224	11,474
Allergan Inc.	24	2,681
Bayer AG	119	12,292
Gilead Sciences Inc. (c)	152	7,426
Medivation Inc. (c)	37	1,723
Roche Holding AG	34	7,932
St. Jude Medical Inc.	77	3,101
Theravance Inc. (c) (e)	160	3,773
ThromboGenics NV (c) (e)	24	1,162
Vertex Pharmaceuticals Inc. (c)	35	1,904
WellPoint Inc.	197	13,080
Zimmer Holdings Inc.	141	10,619
		77,167
INDUSTRIALS - 13.2%
3M Co.	106	11,220
Assa Abloy AB - Class B	288	11,755
Embraer SA - ADR	215	7,664
Emerson Electric Co.	116	6,465
European Aeronautic Defence & Space Co. NV	344	17,522
Fanuc Ltd.	31	4,789
FLSmidth & Co. A/S	87	5,281
Nidec Corp. (e)	66	3,944
Prysmian SpA	186	3,831
Siemens AG	131	14,159
United Parcel Service Inc. - Class B	91	7,785
		94,415
INFORMATION TECHNOLOGY - 26.1%
Adobe Systems Inc. (c)	269	11,712
Altera Corp.	368	13,066
eBay Inc. (c)	286	15,496
Facebook Inc. - Class A (c)	178	4,554
Fusion-io Inc. (c) (e)	210	3,431
Google Inc. - Class A (c)	20	15,627
Hoya Corp.	46	862
Infosys Ltd.	143	7,614
Intuit Inc.	172	11,312
Juniper Networks Inc. (c)	379	7,022
Keyence Corp.	29	8,939
Kyocera Corp.	46	4,221
Maxim Integrated Products Inc.	381	12,429
Microsoft Corp.	346	9,892
Murata Manufacturing Co. Ltd. (e)	147	11,107
SAP AG	211	16,959
Taiwan Semiconductor Manufacturing Co. Ltd.	2,050	6,865
Telefonaktiebolaget LM Ericsson - Class B	2,063	25,839
		186,947
MATERIALS - 1.2%
Iluka Resources Ltd.	135	1,326
Linde AG	39	7,209
		8,535
TELECOMMUNICATION SERVICES - 1.5%
KDDI Corp. (e)	249	10,409

UTILITIES - 0.5%
Fortum Oyj	195	3,938
Total Common Stocks (cost $569,288)		687,197

PREFERRED STOCKS - 1.9%
CONSUMER DISCRETIONARY - 1.9%
Bayerische Motoren Werke AG	208	13,333
Total Preferred Stocks (cost $10,356)		13,333

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 6.8%
Investment Company - 1.9%
JNL Money Market Fund, 0.03% (a) (h)	13,344	13,344
Securities Lending Collateral - 4.9%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	35,432	35,432

Total Short Term Investments (cost $48,776)		48,776

Total Investments - 104.8% (cost $628,420)		749,306
Other Assets and Liabilities, Net - (4.8%)		(34,194)
Total Net Assets - 100.0%		$715,112

JNL/PIMCO Real Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 8.3%
American General Mortgage Loan Trust REMIC, 5.15%, 03/25/58 (i) (r)	$1,650	$1,696
American Home Mortgage Assets Trust REMIC, 0.39%, 09/25/46 (i)	4,064	2,719
American Money Management Corp. CLO VI Ltd., 0.51%, 05/03/18 (i) (r)	176	175
Aquilae CLO Plc, 0.58%, 01/17/23 (i), EUR	2,366	2,955
Ares VIR CLO Ltd., 0.51%, 03/12/18 (i) (r)	1,032	1,021
Arran Residential Mortgages Funding Plc
1.43%, 11/19/47 (i) (r), EUR	1,323	1,697
1.68%, 11/19/47 (i) (r), EUR	18,700	24,378
Banc of America Commercial Mortgage Inc. REMIC
5.89%, 07/10/44 (i)	2,000	2,252
0.37%, 06/10/49 (i) (r)	35	35
5.62%, 06/10/49 (i)	2,900	3,321
5.62%, 06/10/49 (i)	35	35
5.75%, 02/10/51 (i)	2,900	3,363
Banc of America Large Loan Inc. REMIC
2.50%, 11/15/15 (i) (r)	14,117	14,194
5.61%, 06/24/50 (i) (r)	1,100	1,247
5.63%, 02/17/51 (f) (i) (r)	600	682
Banc of America Mortgage Securities Inc. REMIC, 3.13%, 06/25/35 (i)	281	262
BCAP LLC REMIC
5.58%, 03/26/37 (i) (r)	1,600	1,580
5.25%, 08/26/37 (r)	5,462	5,790
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.51%, 05/25/33 (i)	58	58
3.02%, 02/25/34 (i)	488	481
3.48%, 11/25/34 (i)	449	450
2.98%, 01/25/35 (i)	301	296
3.12%, 01/25/35 (i)	939	930
2.79%, 03/25/35 (i)	63	64
2.82%, 03/25/35 (i)	546	508
2.24%, 08/25/35 (i)	70	71
2.32%, 08/25/35 (i)	132	134
Bear Stearns Alt-A Trust REMIC
2.61%, 01/25/36 (i)	732	503
2.82%, 08/25/36 (i)	294	204
Bear Stearns Asset Backed Securities Trust REMIC, 1.20%, 10/25/37 (i)	855	723
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 2.73%, 12/26/46 (i)	860	580
Chase Mortgage Finance Corp. REMIC, 3.00%, 02/25/37 (i)	142	141
Citibank Omni Master Trust, 2.95%, 08/15/18 (i) (r)	4,400	4,555
Citigroup Mortgage Loan Trust Inc. REMIC
2.69%, 08/25/35 (i)	648	367
2.27%, 09/25/35 (i)	90	89
2.34%, 09/25/35 (i)	118	115
0.28%, 01/25/37 (i)	128	64
0.26%, 05/25/37 (i)	42	42
3.11%, 09/25/37 (i)	1,974	1,598
0.26%, 07/25/45 (i)	384	285
College Loan Corp. Trust, 0.55%, 01/25/24 (i)	800	752
Commercial Mortgage Pass-Through Certificates REMIC, 3.16%, 07/10/46 (r)	5,646	5,920
Conseco Finance Securitizations Corp., 6.68%, 12/01/33	34	35
Countrywide Alternative Loan Trust REMIC, 0.37%, 05/25/47 (i)	7,005	5,635
Countrywide Asset-Backed Certificates REMIC
0.45%, 04/25/36 (i)	138	134
0.38%, 07/25/36 (i)	2,544	2,473
0.38%, 09/25/36 (i)	392	390
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
3.06%, 08/25/34 (i)	418	370
4.85%, 11/20/34 (i)	409	399
2.89%, 04/20/35 (i)	443	438
Credit Suisse Mortgage Capital Certificates REMIC
5.68%, 06/15/39 (i)	4,140	4,753
5.47%, 09/18/39 (r)	1,372	1,543
5.38%, 02/15/40 (r)	1,000	1,099
Credit Suisse Mortgage Capital Mortgage-Backed Trust REMIC, 5.86%, 02/25/37 (i)	1,000	633
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.32%, 07/25/37 (i) (r)	200	102
CS First Boston Mortgage Securities Corp. REMIC, 2.51%, 04/25/34 (i)	477	482
Cumberland CLO Ltd., 0.54%, 11/10/19 (i) (r)	907	905
DBUBS Mortgage Trust REMIC, 3.39%, 07/10/44 (r)	16,500	17,666
Deutsche Mortgage Securities Inc. REMIC, 1.45%, 06/28/47 (i) (r)	60	60
Duane Street CLO I Ltd., 0.54%, 11/08/17 (i) (r)	341	340
First NLC Trust REMIC, 0.27%, 08/25/37 (i) (r)	405	202
Gallatin CLO Ltd., 0.54%, 08/15/17 (i) (r)	370	367
Granite Mortgages Plc, 0.89%, 09/20/44 (i), GBP	641	960
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39 (e)	4,000	4,560
GS Mortgage Securities Corp. II
1.10%, 03/06/20 (i) (r)	1,107	1,108
1.26%, 03/06/20 (i) (r)	3,100	3,105
REMIC, 4.59%, 08/10/43 (r)	4,300	4,947
GSR Mortgage Loan Trust REMIC, 3.03%, 01/25/35 (i)	428	421
Harborview Mortgage Loan Trust REMIC, 2.81%, 04/19/34 (i)	616	607
Harvest CLO SA, 0.83%, 03/29/17 (i), EUR	125	160
Hillmark Funding, 0.54%, 05/21/21 (i) (r)	9,000	8,786
Holmes Master Issuer Plc, 1.55%, 10/15/54 (i) (r), EUR	8,796	11,377
HSBC Home Equity Loan Trust REMIC, 0.35%, 03/20/36 (i)	1,268	1,257
Indymac Index Mortgage Loan Trust REMIC
2.66%, 03/25/35 (i)	855	825
2.98%, 11/25/35 (i)	1,110	979

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
3.05%, 07/25/35 (i)	365	371
4.65%, 01/12/37	387	394
5.79%, 02/12/51 (i)	4,000	4,653
JPMorgan Mortgage Trust REMIC
3.02%, 08/25/35 (i)	639	593
3.10%, 08/25/35 (i)	456	451
5.31%, 09/25/35 (i)	153	151
2.50%, 07/27/37 (i) (r)	1,028	913
Landmark V CDO Ltd., 0.59%, 06/01/17 (i) (r)	1,258	1,249
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	6,200	7,065
Lehman Brothers Mortgage Loan Trust REMIC, 0.29%, 06/25/37 (i) (r)	393	224
MAGI Advisors LLC, 2.01%, 04/11/21 (r), EUR	1,257	1,571
MASTR Adjustable Rate Mortgages Trust REMIC, 2.51%, 12/25/33 (i)	969	945
MASTR Asset Backed Securities Trust REMIC, 0.28%, 05/25/37 (i)	44	43
Merrill Lynch Mortgage Investors Inc. REMIC
2.44%, 02/25/33 (i)	219	206
2.64%, 02/25/34 (i)	426	427
MLCC Mortgage Investors Inc. REMIC, 2.44%, 10/25/35 (i)	597	591
Morgan Stanley Capital I Trust REMIC
0.26%, 05/25/37 (i)	136	73
5.89%, 06/11/49 (i)	3,200	3,718
Nautique Funding Ltd., 0.55%, 04/15/20 (i) (r)	481	467
Navigare Funding I CLO Ltd., 0.55%, 05/20/19 (i) (r)	214	213
NCUA Guaranteed Notes Trust REMIC
0.65%, 10/07/20 (i)	2,840	2,855
0.76%, 12/08/20 (i)	3,993	4,028
Nelnet Student Loan Trust, 1.00%, 07/25/18 (i)	357	359
NYLIM Flatiron CLO Ltd., 0.51%, 08/08/20 (i) (r)	500	489
Penta CLO SA, 0.56%, 06/04/24 (i), EUR	2,614	3,169
Permanent Master Issuer Plc, 1.50%, 07/15/42 (i) (r), EUR	900	1,163
Provident Funding Mortgage Loan Trust REMIC, 2.50%, 08/25/33 (i)	279	282
RBSCF Trust REMIC
5.70%, 09/16/40 (i) (r)	4,000	4,612
6.01%, 12/16/49 (i) (r)	1,700	2,002
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	115	119
Sequoia Mortgage Trust REMIC, 0.40%, 07/20/36 (i)	1,449	1,286
SLM Student Loan Trust
0.75%, 01/25/17 (i)	1,691	1,697
0.41%, 04/25/17 (i)	36	36
1.85%, 12/15/17 (i) (r)	568	570
1.80%, 04/25/23 (i)	7,090	7,376
2.35%, 04/15/39 (i) (q)	1,477	1,485
REMIC, 0.34%, 04/25/19 (i)	6,300	6,251
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.59%, 02/25/34 (i)	814	820
5.50%, 12/25/34 (i)	633	619
Structured Asset Mortgage Investments Inc. REMIC, 0.86%, 10/19/34 (i)	41	40
Structured Asset Securities Corp. REMIC, 0.34%, 05/25/47 (i)	1,900	1,538
Swan Trust, 4.30%, 04/25/41 (i), AUD	414	435
Symphony CLO III Ltd., 0.53%, 05/15/19 (i) (r)	2,200	2,172
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	473	127
Vornado DP LLC Trust, 4.00%, 09/13/28 (r)	4,600	5,105
Wachovia Bank Commercial Mortgage Trust REMIC
0.28%, 06/15/20 (i) (r)	671	662
5.09%, 08/15/41 (i)	1,000	1,042
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 2.90%, 12/25/35 (i)	370	353
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.21%, 03/25/33 (i)	139	139
2.45%, 06/25/33 (i)	446	455
2.46%, 09/25/33 (i)	489	498
5.30%, 08/25/35 (i)	247	245
1.18%, 08/25/46 (i)	5,315	4,361
0.95%, 05/25/47 (i)	636	537
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 12/25/34 (i)	458	456
2.71%, 04/25/36 (i)	1,604	1,506
Wind River CLO Ltd., 0.61%, 12/19/16 (i) (r)	133	132
Wood Street CLO BV, 0.59%, 03/29/21 (i) (r), EUR	431	539

Total Non-U.S. Government Agency Asset-Backed Securities (cost $241,818)		247,328

CORPORATE BONDS AND NOTES - 7.7%
CONSUMER DISCRETIONARY - 0.0%
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (e) (r)	1,000	1,041

ENERGY - 0.6%
AK Transneft OJSC Via TransCapitalInvest Ltd., 7.70%, 08/07/13 (r)	1,500	1,534
Gazprom OAO Via Gaz Capital SA
7.34%, 04/11/13 (r)	300	301
5.09%, 11/29/15 (r)	1,600	1,706
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	5,000	5,437
Petrobras International Finance Co., 3.88%, 01/27/16 (e)	8,200	8,581
		17,559
FINANCIALS - 6.7%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	324	338
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	9,800	9,851
Ally Financial Inc.
3.49%, 02/11/14 (i)	11,800	11,974
3.68%, 06/20/14 (i)	700	716
American International Group Inc., 5.05%, 10/01/15	1,200	1,315
ANZ National International Ltd., 0.73%, 08/19/14 (i) (q)	2,000	2,009
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (r)	3,900	4,105
Banco Santander Brazil SA, 2.38%, 03/18/14 (i) (r)	4,900	4,912
Bank of America Corp., 5.38%, 06/15/14	600	630
Bank of Montreal, 2.85%, 06/09/15 (e) (r)	5,500	5,776
Barclays Bank Plc, 6.05%, 12/04/17 (r)	2,000	2,229
BBVA Bancomer SA, 6.50%, 03/10/21 (e) (r)	6,300	7,150
BPCE SA, 2.38%, 10/04/13 (r)	2,700	2,725
Citigroup Inc., 5.50%, 04/11/13	1,200	1,202
Commonwealth Bank of Australia
0.73%, 07/12/13 (i) (r)	14,700	14,718

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
0.78%, 06/25/14 (i) (q)	3,800	3,823
0.56%, 09/17/14 (e) (i) (r)	3,800	3,816
Dexia Credit Local SA
0.78%, 04/29/14 (i) (r)	18,700	18,596
2.75%, 04/29/14 (e) (r)	13,800	14,038
Duesseldorfer Hypothekenbank AG, 1.88%, 12/13/13, EUR	12,200	15,822
Eksportfinans ASA, 2.38%, 05/25/16 (e)	3,200	3,044
Ford Motor Credit Co. LLC
7.00%, 10/01/13 (e)	3,800	3,913
8.00%, 06/01/14	900	968
HSBC Finance Corp., 0.44%, 04/05/13 (i), EUR	2,600	3,333
International Lease Finance Corp.
5.63%, 09/20/13 (e)	1,100	1,119
6.50%, 09/01/14 (r)	1,000	1,065
6.75%, 09/01/16 (r)	900	1,017
Intesa Sanpaolo SpA, 3.13%, 01/15/16	2,600	2,542
LeasePlan Corp. NV, 3.25%, 05/22/14, EUR	5,700	7,556
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	184	205
Merrill Lynch & Co. Inc., 0.66%, 07/22/14 (i), EUR	200	256
Morgan Stanley
2.79%, 05/14/13 (i)	2,600	2,606
0.58%, 01/09/14 (i)	5,300	5,288
0.78%, 10/15/15 (e) (i)	1,000	983
NIBC Bank NV, 2.80%, 12/02/14 (r)	3,657	3,800
Nordea Bank AB, 1.21%, 01/14/14 (i) (r)	16,600	16,706
Swedbank AB, 3.38%, 05/27/14, EUR	5,700	7,570
Turkiye Garanti Bankasi A/S, 2.80%, 04/20/16 (i) (r)	1,100	1,094
UBS AG, 2.25%, 08/12/13	4,126	4,145
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	1,300	1,500
Westpac Banking Corp., 3.59%, 08/14/14 (q)	4,400	4,581
		199,036
HEALTH CARE - 0.2%
HCA Inc., 7.25%, 09/15/20	4,700	5,199

INDUSTRIALS - 0.0%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,112

MATERIALS - 0.0%
Rexam Plc, 6.75%, 06/01/13 (q)	700	703

UTILITIES - 0.2%
NRG Energy Inc., 3.25%, 07/01/18	4,925	4,986

Total Corporate Bonds and Notes (cost $223,333)		229,636

GOVERNMENT AND AGENCY OBLIGATIONS - 107.4%
GOVERNMENT SECURITIES - 106.4%
Federal Home Loan Mortgage Corp. - 0.6% (w)
Federal Home Loan Mortgage Corp., 2.50%, 10/02/19	16,200	16,691
Federal National Mortgage Association - 0.3% (w)
Federal National Mortgage Association, 1.25%, 03/14/14	7,100	7,172
Municipals - 0.1%
North Carolina State Education Assistance Authority, 0.75%, 10/26/20 (i)	2,592	2,595
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	470	404
Tobacco Settlement Financing Corp.
4.75%, 06/01/34	1,000	886
5.00%, 06/01/41	200	180
		4,065
Sovereign - 1.1%
Australia Government Bond, 5.50%, 01/21/18 - 04/21/23, AUD	4,600	5,458
Instituto de Credito Oficial, 1.96%, 03/25/14 (i), EUR	12,800	16,037
Mexico Bonos de Proteccion al Ahorro
4.49%, 01/04/18, MXN	127,700	10,274
4.32%, 01/30/20, MXN	25,400	2,035
		33,804
Treasury Inflation Index Securities - 103.8%
Australian Government Treasury Inflation Indexed Bond
4.00%, 08/20/20 (s), AUD	14,100	28,157
3.00%, 09/20/25 (s), AUD	7,900	11,314
2.50%, 09/20/30 (s), AUD	200	271
Canada Government Inflation Indexed Bond
4.25%, 12/01/21 (n), CAD	7,447	10,332
1.50%, 12/01/44 (n), CAD	8,394	10,664
German Government Inflation Indexed Bond, 2.25%, 04/15/13 (n), EUR	8,422	10,800
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/16 (n), EUR	32,797	42,684
1.70%, 09/15/18 (n), EUR	2,780	3,433
Mexico Government Inflation Indexed Bond, 2.00%, 06/09/22 (s), MXN	239,830	20,538
New South Wales Treasury Corp. Inflation Indexed Bond
2.75%, 11/20/25 (n), AUD	15,900	21,566
2.50%, 11/20/35 (n), AUD	1,900	2,404
U.S. Treasury Inflation Indexed Note
0.63%, 04/15/13 (n)	545	545
1.88%, 07/15/13 (n)	95,415	97,293
1.25%, 04/15/14 - 07/15/20 (g) (n)	147,051	168,153
2.00%, 07/15/14 - 01/15/26 (g) (n)	238,375	274,177
1.63%, 01/15/15 (g) (n)	83,253	88,801
0.50%, 04/15/15 (n)	28,159	29,580
1.88%, 07/15/15 - 07/15/19 (g) (n)	29,164	34,328
0.13%, 04/15/16 - 07/15/22 (n) (o)	208,081	224,985
0.13%, 04/15/16 - 01/15/23 (g) (n)	285,964	308,577
0.13%, 04/15/17 - 01/15/23 (n)	136,065	147,744
2.63%, 07/15/17 (n)	5,114	6,152
2.63%, 07/15/17 (g) (n)	43,415	52,227
1.38%, 01/15/20 (n) (o)	103,934	123,804
1.13%, 01/15/21 (g) (n)	39,604	46,690
0.63%, 07/15/21 (g) (n) (o)	16,442	18,805
0.63%, 07/15/21 - 02/15/43 (g) (n)	180,956	202,204
0.13%, 01/15/22 (g) (n) (o)	265,142	288,487
2.38%, 01/15/25 - 01/15/27 (g) (n)	256,656	346,111
1.75%, 01/15/28 (n) (o)	80	102
1.75%, 01/15/28 (g) (n)	51,153	65,020
3.63%, 04/15/28 (n) (o)	473	738
3.63%, 04/15/28 (g) (n)	28,741	44,863
2.50%, 01/15/29 (g) (n)	108,859	152,062
3.88%, 04/15/29 (g) (n)	86,734	140,909
2.13%, 02/15/40 (g) (n)	30,796	43,382
2.13%, 02/15/41 (n)	11	15
United Kingdom Inflation Indexed Bond
0.13%, 03/22/24 - 03/22/44 (n), GBP	6,642	11,035
1.25%, 11/22/32 (n), GBP	1,868	3,911
0.75%, 03/22/34 (n), GBP	1,058	2,009
0.63%, 11/22/42 (n), GBP	58	112
		3,084,984
U.S. Treasury Securities - 0.5%
U.S. Treasury Note, 2.00%, 02/15/23	14,600	14,785

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.0%
Federal Home Loan Mortgage Corp. - 0.6%
Federal Home Loan Mortgage Corp.
2.22%, 07/01/36 (i)	438	467
2.60%, 09/01/36 (i)	416	442
2.69%, 10/01/36 (i)	284	304
Interest Only, 0.65%, 09/15/42	10,517	10,600
REMIC, 0.65%, 08/15/33 (i)	4,026	4,057
REMIC, 1.38%, 10/25/44 - 02/25/45 (i)	1,035	1,014
		16,884
Federal National Mortgage Association - 0.3%
Federal National Mortgage Association
2.60%, 05/02/22	3,000	3,006
2.47%, 11/01/35 (i)	96	101
2.55%, 03/01/36 (i)	234	250
5.79%, 06/01/36 (i)	87	95
REMIC, 0.26%, 07/25/37 (i)	344	327
REMIC, 0.88%, 02/25/41 (i)	4,406	4,431
		8,210
Government National Mortgage Association - 0.1%
Government National Mortgage Association REMIC, 0.50%, 03/20/37 (i)	4,169	4,176
Small Business Administration Participation Certificates - 0.0%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	1,076	1,224

Total Government and Agency Obligations (cost $3,163,533)		3,191,995

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	1	644

Total Preferred Stocks (cost $500)		644

PURCHASED OPTIONS - 0.0%
Put Swaption, 3 month LIBOR versus 3.88% fixed, Expiration 04/14/14, DUB	165	261

Total Purchased Options (cost $839)		261

OTHER EQUITY INTERESTS - 0.0%
Lehman Brothers Holdings Inc. Escrow, 7.00%, 09/27/27 (u)	100	27

Total Other Equity Interests (cost $20)		27

SHORT TERM INVESTMENTS - 59.3%
Certificates of Deposit - 1.3%
Bank of Nova Scotia, 0.48%, 03/27/14 (i)	$2,300	2,303
Dexia Credit Local SA
1.70%, 09/06/13	17,700	17,771
1.40%, 09/20/13	17,700	17,751
		37,825
Commercial Paper - 0.8%
Abbey National North America LLC, 1.01%, 04/03/13	11,100	11,099
Santander Holdings USA Inc., 2.23%, 04/02/13	11,900	11,900
Xstrata Finance Dubai Ltd., 0.48%, 04/01/13	1,000	1,000
		23,999
Federal Agricultural Mortgage Corp. - 8.3% (w)
Federal Agricultural Mortgage Corp.
0.10%, 04/11/13 - 05/31/13	227,700	227,690
0.11%, 04/18/13	14,575	14,574
0.14%, 05/22/13	4,200	4,199
		246,463
Federal Farm Credit Bank - 4.4% (w)
Federal Farm Credit Bank
0.06%, 04/02/13	50,000	50,000
0.08%, 04/05/13	80,000	79,999
		129,999
Federal Home Loan Bank - 20.4% (w)
Federal Home Loan Bank
0.09%, 04/03/13 - 04/23/13	37,900	37,899
0.04%, 04/08/13 - 04/08/13	97,000	96,999
0.11%, 04/10/13	87,000	86,998
0.10%, 04/12/13 - 04/19/13	383,868	383,853
0.08%, 04/24/13	400	400
		606,149
Federal Home Loan Mortgage Corp. - 10.6% (w)
Federal Home Loan Mortgage Corp.
0.08%, 04/08/13 - 05/13/13	245,100	245,077
0.07%, 04/15/13	15,300	15,299
0.09%, 04/17/13	31,000	30,999
0.10%, 04/29/13	15,000	14,999
0.14%, 10/08/13	8,794	8,790
		315,164
Federal National Mortgage Association - 9.3% (w)
Federal National Mortgage Association
0.07%, 04/01/13	17,700	17,700
0.10%, 04/02/13	19,100	19,100
0.09%, 04/17/13 - 05/29/13	240,300	240,283
		277,083
Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	17,944	17,944
Treasury Securities - 3.6%
Italy Buoni Ordinari del Tesoro BOT, 2.18%, 09/13/13, EUR	22,300	28,474
Japan Treasury Bill, 0.00%, 05/13/13, JPY	7,310,000	77,650
U.S. Treasury Bill
0.11%, 06/27/13 (o)	$279	279
0.13%, 12/12/13 (o)	280	280
0.14%, 01/09/14 (o)	92	92
		106,775

Total Short Term Investments (cost $1,761,757)		1,761,401

Total Investments - 182.7% (cost $5,391,800)		5,431,292
Other Assets and Liabilities, Net - (82.7%)		(2,458,489)
Total Net Assets - 100.0%		$2,972,803

JNL/PIMCO Total Return Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.2%
ACA CLO Ltd., 0.55%, 07/25/18 (i) (r)	$2,064	$2,040
Access Group Inc., 1.60%, 10/27/25 (i)	5,078	5,153
American Home Mortgage Investment Trust REMIC, 2.46%, 02/25/45 (i)	281	274
Ameriquest Mortgage Securities Inc. REMIC, 0.67%, 10/25/35 (i)	16,700	14,748
Amortizing Residential Collateral Trust REMIC, 0.78%, 07/25/32 (i)	15	14
Argent Securities Inc. REMIC, 0.56%, 10/25/35 (i)	3,400	2,945
Arran Residential Mortgages Funding Plc, 1.63%, 05/16/47 (i) (r), EUR	4,605	5,999

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Asset Backed Securities Corp. Home Equity REMIC, 0.48%, 09/25/34 (i)	294	283
Banc of America Commercial Mortgage Inc. REMIC
5.73%, 05/10/45 (i)	2,000	2,253
5.62%, 06/10/49 (i)	2,830	3,241
Banc of America Funding Corp. REMIC
4.99%, 02/20/35 (i)	3,937	3,952
2.63%, 05/25/35 (i)	337	345
Banc of America Large Loan Inc. REMIC, 2.50%, 11/15/15 (i) (r)	2,172	2,184
Banc of America Mortgage Securities Inc. REMIC, 6.50%, 10/25/31	29	31
BCAP LLC REMIC
5.25%, 02/26/36 (i) (r)	2,725	2,558
5.58%, 03/26/37 (i) (r)	500	494
5.25%, 05/26/37 (r)	10,353	8,337
5.25%, 08/26/37 (r)	6,871	7,284
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.73%, 11/25/30 (i)	2	2
2.73%, 02/25/33 (i)	5	5
2.96%, 02/25/33 (i)	10	9
2.57%, 04/25/33 (i)	54	55
3.12%, 01/25/34 (i)	243	243
2.90%, 04/25/34 (i)	567	558
3.08%, 11/25/34 (i)	1,152	1,141
3.48%, 11/25/34 (i)	288	289
2.79%, 03/25/35 (i)	2,200	2,214
Bear Stearns Alt-A Trust REMIC
2.77%, 05/25/35 (i)	597	543
2.93%, 09/25/35 (i)	370	311
Bear Stearns Asset Backed Securities Trust REMIC
0.46%, 10/25/36 (i)	9,600	7,699
0.45%, 04/25/37 (i)	5,300	2,103
Bear Stearns Commercial Mortgage Securities Inc. REMIC
2.62%, 01/26/36 (i)	1,103	861
5.33%, 02/11/44	300	335
5.47%, 01/12/45 (i)	700	806
2.73%, 12/26/46 (i)	591	399
Chase Issuance Trust, 1.78%, 09/15/15 (i)	12,800	12,892
Chase Mortgage Finance Corp. REMIC, 5.16%, 12/25/35 (i)	4,187	4,108
Citicorp Mortgage Securities Inc. REMIC, 6.00%, 02/25/37	3,229	3,360
Citigroup Mortgage Loan Trust Inc. REMIC
2.57%, 10/25/35 (i)	142	139
0.26%, 07/25/45 (i)	960	712
Countrywide Alternative Loan Trust REMIC
1.58%, 08/25/35 (i)	1,280	1,049
0.38%, 05/25/47 (i)	718	532
Countrywide Asset-Backed Certificates REMIC
0.95%, 06/25/34 (i)	400	371
0.30%, 08/25/37 (i)	3,338	3,275
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
5.50%, 10/25/34	6,279	6,520
2.92%, 11/20/34 (i)	1,811	1,707
2.93%, 11/25/34 (i)	776	727
2.80%, 02/20/35 (i)	1,288	1,227
5.75%, 12/25/35	7,128	6,718
2.78%, 02/20/36 (i)	184	159
Credit Suisse Mortgage Capital Certificates REMIC
5.38%, 02/15/40	700	765
5.70%, 09/15/40 (i)	7,800	9,001
CS First Boston Mortgage Securities Corp. REMIC, 0.83%, 03/25/32 (i) (r)	17	16
CVS Pass-Through Trust, 6.94%, 01/10/30	352	438
Equity One ABS Inc., 0.76%, 11/25/32 (i)	109	99
European Loan Conduit, 0.38%, 05/15/19 (i), EUR	173	210
First American Alternative Mortgage Securities REMIC, 2.36%, 09/25/35 (i)	452	385
First Franklin Mortgage Loan Trust REMIC, 0.56%, 10/25/35 (i)	7,100	5,886
First Horizon Asset Securities Inc. REMIC, 5.16%, 02/25/36 (i)	2,507	2,463
First Horizon Mortgage Pass-Through Trust REMIC, 2.60%, 10/25/35 (i)	2,855	2,562
Galaxy CLO Ltd., 0.58%, 04/17/17 (i) (r)	614	614
GE-WMC Mortgage Securities LLC REMIC, 0.45%, 12/25/35 (i)	7,241	6,372
Granite Master Issuer Plc
0.38%, 12/17/54 (i)	1,824	1,792
0.34%, 12/20/54 (i), EUR	3,805	4,803
0.40%, 12/20/54 (i)	10,346	10,165
REMIC, 0.34%, 12/20/54 (i) (r)	833	819
GreenPoint Mortgage Funding Trust REMIC, 0.28%, 01/25/47 (i)	—	—
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39 (e)	1,000	1,140
4.80%, 08/10/42 (i)	100	106
GS Mortgage Securities Corp. II, 1.10%, 03/06/20 (i) (r)	967	967
GSR Mortgage Loan Trust REMIC
2.66%, 09/25/35 (i)	1,663	1,709
5.11%, 11/25/35 (i)	651	640
Harborview Mortgage Loan Trust REMIC
0.42%, 05/19/35 (i)	152	124
0.54%, 06/20/35 (i)	2,061	1,943
3.03%, 07/19/35 (i)	722	622
Home Equity Asset Trust REMIC, 1.25%, 07/25/35 (i)	3,700	3,222
HSBC Home Equity Loan Trust REMIC, 0.49%, 01/20/34 (i)	919	914
IndyMac Adjustable-Rate Mortgage Trust REMIC, 1.82%, 01/25/32 (i)	1	—
IndyMac Index Mortgage Loan Trust REMIC, 2.50%, 01/25/36 (i)	775	615
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.07%, 11/15/43 (r)	4,600	5,114
5.34%, 05/15/47	1,900	2,139
5.44%, 06/12/47 (e)	11,300	12,818
5.42%, 01/15/49	6,400	7,277
JPMorgan Mortgage Acquisition Corp. REMIC, 0.44%, 05/25/36 (i)	8,500	5,979
JPMorgan Mortgage Trust REMIC
4.86%, 02/25/35 (i)	138	140
5.75%, 01/25/36	241	227
5.50%, 04/25/36	1,549	1,562
Lehman XS Trust REMIC, 0.60%, 10/25/35 (i)	5,164	4,813
Long Beach Mortgage Loan Trust REMIC, 0.76%, 10/25/34 (i)	34	30
MASTR Asset Backed Securities Trust REMIC
0.25%, 01/25/37 (i)	496	160
0.28%, 05/25/37 (i)	50	49
Mellon Residential Funding Corp. REMIC
2.61%, 10/20/29 (i)	118	118
0.68%, 06/15/30 (i)	265	262
Merrill Lynch Mortgage Investors Inc. REMIC
2.41%, 05/25/33 (i)	540	543

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
0.58%, 08/25/35 (i)	7,800	6,632
0.41%, 02/25/36 (i)	368	326
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.94%, 08/12/49 (i)	10,700	12,448
5.49%, 03/12/51 (i)	1,500	1,703
Mid-State Trust IV REMIC, 8.33%, 04/01/30	6	6
MLCC Mortgage Investors Inc. REMIC
1.20%, 10/25/35 (i)	174	173
0.45%, 11/25/35 (i)	327	308
Morgan Stanley Dean Witter Capital I REMIC, 1.10%, 07/25/32 (i)	2,862	2,524
Morgan Stanley Re-REMIC Trust, 5.79%, 08/12/45 (i) (r)	800	919
MortgageIT Trust REMIC, 0.46%, 12/25/35 (i)	8,265	7,424
Nomura Asset Acceptance Corp. REMIC, 3.14%, 08/25/35 (i)	3,668	3,428
Prime Mortgage Trust REMIC
0.60%, 02/25/19 (i)	2	2
0.60%, 02/25/34 (i)	46	45
RASC Trust REMIC, 0.88%, 02/25/35 (i)	8,138	7,606
RBSSP Resecuritization Trust REMIC, 0.45%, 02/26/37 (i) (r)	3,555	3,026
Securitized Asset Backed Receivables LLC REMIC, 0.26%, 12/25/36 (i)	318	98
Sequoia Mortgage Trust REMIC, 0.90%, 10/19/26 (i)	43	42
SLM Student Loan Trust
2.85%, 12/16/19 (i) (r)	1,000	1,027
1.80%, 04/25/23 (i)	7,028	7,311
Soundview Home Loan Trust REMIC, 0.33%, 12/25/36 (i)	3,472	3,320
Structured Asset Mortgage Investments Inc. REMIC
0.86%, 09/19/32 (i)	52	51
0.45%, 07/19/35 (i)	711	699
0.33%, 03/25/37 (i)	1,298	896
Structured Asset Securities Corp. REMIC
2.58%, 02/25/32 (i)	2	2
0.78%, 01/25/33 (i)	7	7
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	413	481
Wachovia Bank Commercial Mortgage Trust REMIC, 0.28%, 06/15/20 (i) (r)	1,199	1,182
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.02%, 02/25/31 (i)	1	1
2.48%, 01/25/36 (i)	1,330	1,300
1.58%, 08/25/42 (i)	136	130
1.38%, 11/25/42 (i)	79	75
0.49%, 10/25/45 (i)	154	143
Wells Fargo Mortgage Backed Securities Trust REMIC
2.61%, 01/25/35 (i)	623	620
2.64%, 03/25/36 (i)	5,231	5,037
2.64%, 03/25/36 (i)	731	733
2.72%, 04/25/36 (i)	3,927	3,699
Wood Street CLO BV, 0.60%, 11/22/21 (i), EUR	4,464	5,599

Total Non-U.S. Government Agency Asset-Backed Securities (cost $281,540)		301,850

CORPORATE BONDS AND NOTES - 11.7%
CONSUMER DISCRETIONARY - 0.0%
Daimler Finance North America LLC, 1.48%, 09/13/13 (i) (r)	2,200	2,209
CONSUMER STAPLES - 0.2%
Kraft Foods Group Inc., 6.13%, 08/23/18	1,035	1,259
Mondelez International Inc.
2.63%, 05/08/13	3,000	3,005
6.13%, 02/01/18	365	438
Reynolds Group Issuer Inc., 6.88%, 02/15/21 (e)	4,000	4,260
		8,962
ENERGY - 0.8%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18 (r)	800	1,020
El Paso LLC
8.05%, 10/15/30	600	671
7.80%, 08/01/31 (e)	800	889
Gazprom OAO Via Gaz Capital SA
5.09%, 11/29/15 (r)	200	213
6.21%, 11/22/16 (r)	300	334
9.25%, 04/23/19	1,100	1,419
Gazprom OAO Via White Nights Finance BV
10.50%, 03/08/14	1,000	1,078
10.50%, 03/25/14	200	216
Novatek OAO via Novatek Finance Ltd., 5.33%, 02/03/16 (e)	900	963
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	950	1,045
Petrobras International Finance Co.
5.88%, 03/01/18 (e)	1,300	1,460
8.38%, 12/10/18 (e)	700	875
7.88%, 03/15/19	16,800	20,440
Petroleos Mexicanos
8.00%, 05/03/19	6,500	8,320
5.50%, 01/21/21	1,800	2,066
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27 (r)	500	593
TNK-BP Finance SA
7.50%, 07/18/16	1,600	1,833
7.88%, 03/13/18	500	600
7.25%, 02/02/20	800	960
		44,995
FINANCIALS - 8.6%
ABN Amro Bank NV, 4.31%, (callable at 100 beginning 03/10/16) (m), EUR	1,200	1,361
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	4,000	4,021
Allstate Life Global Funding Trust, 5.38%, 04/30/13	1,900	1,907
Ally Financial Inc.
7.50%, 12/31/13 (e)	10,000	10,425
3.49%, 02/11/14 (e) (i)	700	710
4.50%, 02/11/14	100	102
8.30%, 02/12/15 (e)	5,800	6,438
4.63%, 06/26/15	1,000	1,046
5.50%, 02/15/17 (e)	5,000	5,409
7.50%, 09/15/20 (e)	1,800	2,196
8.00%, 11/01/31 (e)	10,000	12,650
American Express Bank FSB, 5.50%, 04/16/13	2,700	2,706
American International Group Inc.
5.05%, 10/01/15	200	219
5.85%, 01/16/18 (e)	5,900	6,907
8.25%, 08/15/18	10,100	13,085
6.25%, 03/15/37 (i)	800	886
6.82%, 11/15/37	3,300	4,268
8.18%, 05/15/58 (i)	4,400	5,923
ANZ National International Ltd., 6.20%, 07/19/13 (r)	2,200	2,238

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Australia & New Zealand Banking Group Ltd., 2.13%, 01/10/14 (r)	6,400	6,484
Banco Santander Brazil SA, 2.38%, 03/18/14 (i) (r)	4,100	4,110
Bank of America Corp.
4.50%, 04/01/15	3,400	3,603
6.50%, 08/01/16	8,460	9,743
6.00%, 09/01/17 (e)	1,300	1,509
Bank of China Hong Kong Ltd., 5.55%, 02/11/20 (r)	800	897
Bank of India, 6.25%, 02/16/21	3,100	3,487
Bank of Montreal, 2.85%, 06/09/15 (e) (r)	1,800	1,890
Bank of Nova Scotia
1.65%, 10/29/15 (r)	2,200	2,260
1.95%, 01/30/17 (e) (i) (r)	200	208
Barclays Bank Plc
2.38%, 01/13/14	1,100	1,115
5.20%, 07/10/14	700	738
BBVA Bancomer SA
4.50%, 03/10/16 (r)	1,200	1,275
6.50%, 03/10/21 (e) (r)	2,400	2,724
BNP Paribas, 5.19%, (callable at 100 beginning 06/29/15) (e) (m) (r)	4,100	3,936
BNP Paribas SA, 5.95%, (callable at 100 beginning 07/13/16) (m), GBP	3,000	4,280
BPCE SA
9.00% (callable at 100 beginning 03/17/15) (m), EUR	8,000	10,721
2.38%, 10/04/13 (r)	900	908
CIT Group Inc., 5.25%, 04/01/14 (e) (r)	800	831
Citigroup Inc.
5.50%, 04/11/13	13,900	13,921
5.85%, 07/02/13	400	405
5.50%, 10/15/14	10,900	11,631
4.88%, 05/07/15	3,500	3,732
6.13%, 08/25/36	1,700	1,944
Credit Agricole SA
5.14% (callable at 100 beginning 02/24/16) (m), GBP	400	558
8.38% (callable at 100 beginning 10/13/19) (e) (m) (r)	15,500	16,953
Credit Suisse New York, 2.20%, 01/14/14	1,900	1,925
Dai-ichi Life Insurance Co. Ltd., 7.25%, (callable at 100 beginning 07/25/21) (m) (q)	2,300	2,597
DNB Bank ASA, 3.20%, 04/03/17 (r)	1,700	1,801
Export-Import Bank of Korea, 5.88%, 01/14/15	9,700	10,502
Fidelity National Financial Inc., 5.50%, 09/01/22 (e)	7,000	7,946
Fifth Third Bancorp
0.70%, 12/20/16 (i)	900	886
8.25%, 03/01/38 (e)	10,200	14,120
Ford Motor Credit Co. LLC
8.70%, 10/01/14	500	552
7.00%, 04/15/15	1,900	2,097
5.63%, 09/15/15 (e)	3,900	4,247
General Electric Capital Corp.
6.88%, 01/10/39	12,900	16,902
6.38%, 11/15/67 (i)	13,900	14,734
Goldman Sachs Group Inc.
0.57%, 05/23/16 (i), EUR	2,400	3,007
5.95%, 01/18/18	1,000	1,166
6.75%, 10/01/37	6,300	7,060
HBOS Capital Funding LP, 6.46%, (callable at 100 beginning 11/30/18) (m), GBP	5,700	8,098
HSBC Bank Plc, 2.00%, 01/19/14 (r)	2,000	2,020
HSBC Holdings Plc, 5.10%, 04/05/21	2,700	3,120
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	14,558
International Lease Finance Corp.
5.75%, 05/15/16 (e)	700	756
6.75%, 09/01/16 (r)	1,900	2,147
Intesa Sanpaolo SpA, 3.13%, 01/15/16	3,000	2,933
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (m)	1,900	2,183
0.47%, 09/26/13 (i), EUR	100	128
1.03%, 09/30/13 (i)	6,500	6,522
3.15%, 07/05/16	2,600	2,757
6.00%, 01/15/18	1,100	1,307
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,830
Korea Development Bank, 8.00%, 01/23/14	1,200	1,267
LBG Capital No.1 Plc
8.50% (callable at 100 beginning 12/17/21) (m) (r)	200	213
7.87%, 12/17/19, GBP	1,900	2,988
11.04%, 03/19/20, GBP	3,600	6,304
6.44%, 05/23/20, EUR	3,100	3,984
LBG Capital No.2 Plc
15.00%, 12/21/19, GBP	1,200	2,607
8.88%, 02/07/20, EUR	1,200	1,661
Macquarie Bank Ltd., 6.63%, 04/07/21 (r)	29,100	32,518
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	1,900	2,230
MetLife Capital Trust X, 9.25%, 04/08/38 (e) (i) (r)	13,200	18,414
Morgan Stanley
2.79%, 05/14/13 (i)	4,000	4,010
5.95%, 12/28/17	1,800	2,084
National Australia Bank Ltd., 5.35%, 06/12/13 (r)	1,900	1,919
National Bank of Canada, 2.20%, 10/19/16 (r)	400	419
Nationwide Building Society, 4.65%, 02/25/15 (r)	3,500	3,706
Nordea Bank AB, 2.13%, 01/14/14 (e) (q)	900	910
Northern Rock Plc, 5.63%, 06/22/17 (q)	16,000	18,542
Principal Life Income Funding Trusts, 5.30%, 04/24/13	1,700	1,705
Resona Bank Ltd., 5.85%, (callable at 100 beginning 04/15/16) (e) (m) (q)	300	323
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (e) (m) (q)	2,100	2,005
Royal Bank of Scotland Plc, 1.01%, 04/11/16 (i)	200	189
Santander Finance Preferred SAU, 11.30%, (callable at 100 beginning 07/27/14) (m), GBP	700	1,101
Santander U.S. Debt SA, 2.99%, 10/07/13 (r)	8,800	8,859
Sberbank of Russia Via SB Capital SA, 4.95%, 02/07/17 (r)	1,300	1,385
SLM Corp.
0.53%, 06/17/13 (i), EUR	1,250	1,598
5.38%, 05/15/14 (e)	1,100	1,147
8.45%, 06/15/18	3,400	4,029
8.00%, 03/25/20 (e)	1,100	1,276
Springleaf Finance Corp., 6.90%, 12/15/17	1,900	1,909
State Bank of India, 4.50%, 07/27/15 (r)	2,500	2,634
State Street Capital Trust IV, 1.28%, 06/15/37 (e) (i)	200	161
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	7,608
Sumitomo Mitsui Banking Corp., 1.95%, 01/14/14 (q)	6,000	6,051
Tagua Leasing LLC, 1.90%, 07/12/24	9,242	9,394
Temasek Financial I Ltd., 4.30%, 10/25/19 (e) (r)	1,800	2,048
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (e) (m)	10,000	10,337

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	2,200	2,538
		503,334
HEALTH CARE - 0.2%
Amgen Inc., 6.15%, 06/01/18 (e)	7,300	8,876

INDUSTRIALS - 0.6%
Asciano Finance Ltd., 5.00%, 04/07/18 (r)	19,300	21,173
CSN Islands XI Corp., 6.88%, 09/21/19 (e) (r)	700	777
CSN Resources SA, 6.50%, 07/21/20 (r)	7,900	8,449
Noble Group Ltd.
4.88%, 08/05/15 (r)	1,000	1,050
6.75%, 01/29/20	2,600	2,912
RZD Capital Ltd., 5.74%, 04/03/17	1,500	1,650
		36,011
INFORMATION TECHNOLOGY - 0.1%
Dell Inc., 4.70%, 04/15/13	3,600	3,605
International Business Machines Corp., 5.70%, 09/14/17	3,800	4,547
		8,152
MATERIALS - 0.3%
Braskem Finance Ltd., 5.75%, 04/15/21 (r)	4,100	4,299
Corp. Nacional del Cobre de Chile, 7.50%, 01/15/19 (r)	1,900	2,390
Gerdau Holdings Inc.
7.00%, 01/20/20 (r)	4,400	5,014
5.75%, 01/30/21 (e) (r)	6,400	6,832
		18,535
TELECOMMUNICATION SERVICES - 0.0%
AT&T Inc., 6.30%, 01/15/38	1,400	1,679
Qtel International Finance Ltd.
3.38%, 10/14/16 (r)	300	316
4.75%, 02/16/21 (r)	200	223
		2,218
UTILITIES - 0.9%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (r)	5,000	5,700
CMS Energy Corp., 5.05%, 02/15/18	2,300	2,623
Comision Federal de Electricidad, 4.88%, 05/26/21 (r)	12,200	13,557
Electricite de France SA
5.50%, 01/26/14 (q)	1,600	1,662
6.95%, 01/26/39 (r)	1,300	1,692
Enel Finance International NV, 6.25%, 09/15/17 (r)	4,700	5,246
ENN Energy Holdings Ltd., 6.00%, 05/13/21 (r)	200	233
Entergy Corp., 3.63%, 09/15/15 (e) (l)	5,200	5,433
Korea Hydro & Nuclear Power Co. Ltd., 6.25%, 06/17/14 (r)	3,300	3,499
Majapahit Holding BV
8.00%, 08/07/19 (r)	2,200	2,712
7.75%, 01/20/20 (e) (r)	5,000	6,125
NV Energy Inc., 6.25%, 11/15/20 (e)	1,800	2,174
Tokyo Electric Power Co. Inc.
1.50%, 05/30/14, JPY	4,000	42
1.85%, 07/28/14, JPY	19,000	200
		50,898

Total Corporate Bonds and Notes (cost $617,165)		684,190

GOVERNMENT AND AGENCY OBLIGATIONS - 95.4%
GOVERNMENT SECURITIES - 64.3%
Federal Home Loan Mortgage Corp. - 4.9% (w)
Federal Home Loan Mortgage Corp.
5.00%, 02/16/17	2,700	3,147
1.00%, 03/08/17 - 09/29/17	129,500	130,793
1.25%, 05/12/17 - 10/02/19	33,300	33,178
5.50%, 08/23/17	1,900	2,289
0.75%, 01/12/18	111,700	111,018
3.75%, 03/27/19	1,100	1,261
1.75%, 05/30/19	2,500	2,571
2.38%, 01/13/22	1,200	1,249
		285,506
Federal National Mortgage Association - 1.6% (w)
Federal National Mortgage Association
1.25%, 01/30/17	9,200	9,401
5.00%, 02/13/17 - 05/11/17	6,200	7,257
1.13%, 04/27/17	7,100	7,230
5.38%, 06/12/17	5,900	7,034
0.88%, 08/28/17 - 12/20/17	63,700	63,800
		94,722
Municipals - 4.1%
Bay Area Toll Authority, RB, 7.04%, 04/01/50	3,400	4,881
Buckeye Tobacco Settlement Financing Authority, RB, 5.88%, 06/01/30	1,000	903
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,211
California State University, 6.43%, 11/01/30	1,400	1,663
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,331
Chicago Transit Authority
6.30%, 12/01/21 - 12/01/21	300	348
6.20%, 12/01/40	1,000	1,150
6.90%, 12/01/40 - 12/01/40	4,100	5,029
City of Houston Utility System, RB - Series D, 5.00%, 11/15/42	2,800	3,148
City of Los Angeles Wastewater System, RB - Series B, 5.00%, 06/01/30	7,420	8,537
City of New York
5.52%, 10/01/37	7,630	9,201
6.27%, 12/01/37	6,560	8,584
City of North Las Vegas Nevada, 6.57%, 06/01/40	9,200	10,354
County of Clark Nevada Airport System, RB, 6.82%, 07/01/45	1,600	2,246
Dallas Fort Worth International Airport, RB, 5.00%, 11/01/27	8,000	9,083
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47	6,900	6,602
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	2,152
Irvine Ranch Water District, 6.62%, 05/01/40	16,800	22,423
Kansas Development Finance Authority, 5.00%, 11/15/32	2,800	3,208
Los Angeles Unified School District, 6.76%, 07/01/34	3,100	4,189
Los Angeles Unified School District (insured by Federal Agricultural Mortgage Corp.), 4.50%, 07/01/22	3,600	4,055
Los Angeles Unified School District (insured by National Public Finance Guarantee Corp.), 4.50%, 01/01/28	6,300	6,815
Massachusetts School Building Authority, 5.00%, 08/15/26	3,400	4,090
Metropolitan Transportation Authority, 5.00%, 11/15/26	7,900	9,474

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
New Jersey Economic Development Authority (insured by Federal Agricultural Mortgage Corp.) - Series B, 0.00%, 02/15/19 (j)	5,410	4,652
New Jersey State Turnpike Authority, 7.41%, 01/01/40	7,800	11,376
New Jersey Transportation Trust Fund Authority, 5.25%, 06/15/36	4,800	5,479
New York City Municipal Water Finance Authority, 5.00%, 06/15/44	1,000	1,104
New York City Transitional Finance Authority Building Aid, RB (insured by State Aid Withholding) - Series S-1, 5.00%, 07/15/29	3,700	4,296
New York State Dormitory Authority
5.00%, 05/15/24 - 03/15/31	19,700	23,547
5.05%, 09/15/27	4,700	5,558
North Carolina Turnpike Authority, 6.70%, 01/01/39	2,000	2,343
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	2,384
Port Authority of New York & New Jersey, GO, 5.65%, 11/01/40	1,100	1,359
San Diego Tobacco Settlement Revenue Funding Corp., RB, 7.13%, 06/01/32	755	719
State of California
7.70%, 11/01/30	100	126
7.50%, 04/01/34	600	835
7.95%, 03/01/36	600	751
5.65%, 04/01/39	600	600
7.55%, 04/01/39	600	866
State of Iowa, 6.75%, 06/01/34	4,100	4,876
State of Texas, 4.75%, 04/01/35	500	530
State of Washington, 5.00%, 07/01/24	8,185	10,008
State of Washington (insured by National Public Finance Guarantee Corp.), 2.93%, 12/01/20	1,400	1,200
State of Wisconsin (insured by Federal Agricultural Mortgage Corp.), 5.05%, 05/01/18	1,500	1,729
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	205	204
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	1,665	1,430
University of California, RB, 6.55%, 05/15/48	1,500	1,981
Virginia Commonwealth Transportation Board, 5.00%, 05/15/28	12,300	14,583
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	6,878
		240,091
Sovereign - 10.8%
Banco Nacional de Desenvolvimento Economico e Social, 4.13%, 09/15/17 (r), EUR	1,000	1,384
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17 - 01/01/23, BRL	3,451	1,785
Italy Buoni Poliennali Del Tesoro
4.25%, 07/01/14 - 08/01/14, EUR	2,300	3,040
6.00%, 11/15/14, EUR	1,200	1,637
2.50%, 03/01/15, EUR	5,100	6,581
4.50%, 07/15/15, EUR	28,700	38,412
3.75%, 08/01/15 - 08/01/16, EUR	7,300	9,628
4.75%, 09/15/16 - 06/01/17, EUR	59,100	79,681
4.00%, 02/01/17, EUR	14,200	18,752
5.25%, 08/01/17, EUR	3,900	5,367
3.50%, 11/01/17, EUR	5,500	7,053
Korea Development Bank, 4.38%, 08/10/15	7,200	7,721
Korea Housing Finance Corp., 4.13%, 12/15/15 (r)	2,900	3,116
Mexico Bonos
6.00%, 06/18/15, MXN	24,700	2,073
7.75%, 12/14/17, MXN	37,700	3,450
10.00%, 12/05/24, MXN	2,900	338
Panama Government International Bond, 7.25%, 03/15/15 (e)	400	446
Province of British Columbia, Canada, 4.30%, 06/18/42, CAD	200	226
Province of Ontario, Canada
1.60%, 09/21/16 (e)	66,200	68,113
4.30%, 03/08/17, CAD	2,100	2,274
4.20%, 03/08/18 - 06/02/20, CAD	3,400	3,757
5.50%, 06/02/18, CAD	700	808
3.00%, 07/16/18 (e)	500	543
4.40%, 06/02/19, CAD	2,400	2,670
1.65%, 09/27/19 (e)	3,700	3,696
4.40%, 04/14/20 (e)	8,400	9,808
4.00%, 06/02/21, CAD	10,200	11,155
3.15%, 06/02/22, CAD	39,800	40,716
2.45%, 06/29/22 (e)	8,200	8,221
2.85%, 06/02/23, CAD	600	592
4.70%, 06/02/37, CAD	6,100	7,117
4.60%, 06/02/39, CAD	1,700	1,969
Province of Quebec, Canada
4.50%, 12/01/16 - 12/01/20, CAD	1,800	2,003
4.25%, 12/01/21, CAD	12,800	14,162
3.50%, 12/01/22, CAD	20,100	20,943
3.00%, 09/01/23, CAD	3,100	3,072
Spain Government Bond
4.40%, 01/31/15, EUR	3,000	3,989
3.00%, 04/30/15, EUR	1,300	1,682
4.00%, 07/30/15, EUR	39,600	52,165
3.75%, 10/31/15, EUR	44,300	57,922
3.15%, 01/31/16, EUR	25,300	32,549
3.25%, 04/30/16, EUR	23,800	30,572
4.25%, 10/31/16, EUR	21,700	28,521
3.80%, 01/31/17, EUR	100	129
Vnesheconombank Via VEB Finance Plc
5.45%, 11/22/17 (r)	1,100	1,194
6.90%, 07/09/20 (r)	23,500	27,319
		628,351
Treasury Inflation Index Securities - 5.4%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
1.70%, 09/15/18 (n), EUR	298	368
2.10%, 09/15/21 (n), EUR	1,596	1,897
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/17 - 07/15/22 (n)	50,242	54,727
1.88%, 07/15/19 (n)	1,079	1,320
1.38%, 01/15/20 (n)	7,774	9,260
1.25%, 07/15/20 (n)	18,267	21,820
1.13%, 01/15/21 (n)	8,316	9,804
0.63%, 07/15/21 - 02/15/43 (n)	6,577	7,069
2.38%, 01/15/25 - 01/15/27 (n)	62,583	84,835
2.00%, 01/15/26 (n)	31,790	41,372
1.75%, 01/15/28 (n)	27,370	34,790
3.63%, 04/15/28 (n)	2,278	3,556
2.50%, 01/15/29 (n)	9,653	13,484
3.88%, 04/15/29 (n)	1,681	2,731
0.75%, 02/15/42 (n)	26,497	27,654
		314,687
U.S. Treasury Securities - 37.5%
U.S. Treasury Note
0.38%, 11/15/15, TBA (g) (o)	537,600	538,440
0.25%, 12/15/15	155,600	155,272
0.38%, 01/15/16 - 02/15/16	152,900	153,043
0.75%, 10/31/17 - 03/31/18	693,800	694,270

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
0.63%, 11/30/17	23,700	23,620
3.50%, 02/15/18	5,300	6,001
1.50%, 08/31/18 (o)	74,500	77,020
1.13%, 05/31/19	23,500	23,619
1.00%, 06/30/19 - 09/30/19	131,200	130,387
0.88%, 07/31/19	179,000	176,692
1.25%, 10/31/19 (g)	8,600	8,663
1.38%, 01/31/20	500	506
1.25%, 02/29/20	29,600	29,646
1.75%, 05/15/22	50,400	50,546
1.63%, 08/15/22 - 11/15/22	92,800	91,410
2.00%, 02/15/23	29,400	29,772
		2,188,907
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 31.1%
Federal Home Loan Mortgage Corp. - 1.3%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 05/01/40	15,319	16,773
0.88%, 03/07/18	1,900	1,896
5.50%, 05/01/26 - 03/01/40	9,167	9,940
2.48%, 07/01/27 (i)	1	1
4.50%, 05/01/39 - 06/01/41	18,848	20,200
4.50%, 04/15/43, TBA (g)	2,000	2,139
6.00%, 04/15/43, TBA (g)	6,000	6,550
REMIC, 0.35%, 07/15/19 (i)	409	409
REMIC, 0.35%, 08/15/19	1,062	1,061
REMIC, 7.00%, 05/15/23	152	173
REMIC, 0.65%, 11/15/30 (i)	3	3
REMIC, 4.50%, 03/15/34	9,289	10,230
REMIC, 0.24%, 12/25/36 (i)	1,143	1,135
REMIC, 3.50%, 01/15/42	3,950	4,054
REMIC, 1.38%, 02/25/45 (i)	71	68
		74,632
Federal National Mortgage Association - 29.5%
Federal National Mortgage Association
0.50%, 03/30/16	21,000	21,024
6.00%, 05/01/16 - 06/01/39	37,535	41,270
5.50%, 06/01/16 - 09/01/41	173,694	189,705
0.88%, 02/08/18	10,600	10,569
4.50%, 06/01/18 - 07/01/42	250,645	270,541
4.00%, 03/01/20 - 04/01/42	119,264	127,532
3.50%, 06/01/20 - 11/01/40	106,713	113,171
3.00%, 04/01/21 - 10/01/27	62,448	65,883
3.89%, 07/01/21	2,800	3,131
3.33%, 11/01/21	98	107
3.16%, 05/01/22	13,129	14,183
2.59%, 07/01/22	5,536	5,690
2.79%, 07/01/22	4,748	4,940
2.31%, 08/01/22	4,000	4,038
2.50%, 10/01/22 - 12/01/27	113,505	117,895
5.00%, 05/01/26 - 04/15/43	66,785	72,405
2.87%, 09/01/27	2,800	2,712
2.50%, 04/15/28, TBA (g)	13,000	13,485
3.50%, 04/15/28 - 04/15/43, TBA (g)	94,000	99,481
4.00%, 04/15/28 - 05/15/43, TBA (g)	94,000	100,403
4.50%, 04/15/28 - 05/15/43, TBA (g)	149,000	160,497
6.50%, 07/01/29 - 02/01/37	60	63
6.00%, 04/15/34, TBA (g)	15,000	16,430
2.36%, 01/01/35 (i)	1,288	1,360
1.58%, 09/01/40 (i)	8	9
3.00%, 04/15/43, TBA (g)	123,000	127,641
5.00%, 04/15/43, TBA (g)	26,000	28,165
5.50%, 04/15/43, TBA (g)	82,000	89,431
1.38%, 06/01/43 (i)	387	392
REMIC, 5.00%, 04/25/33	263	291
REMIC, 2.64%, 05/25/35 (i)	92	97
REMIC, 0.65%, 09/25/35 (i)	2,782	2,801
REMIC, 0.51%, 04/25/37 (i)	1,226	1,228
REMIC, 0.26%, 07/25/37 (i)	623	593
REMIC, 0.70%, 06/25/39 (i)	13,749	13,830
REMIC, 6.50%, 12/25/42	58	67
REMIC, 0.55%, 03/25/44 (i)	364	352
		1,721,412
Government National Mortgage Association - 0.0%
Government National Mortgage Association
1.75%, 05/20/26 - 05/20/30 (i)	56	58
1.63%, 02/20/27 - 02/20/32 (i)	87	91
2.00%, 04/20/30 (i)	6	7
		156
Small Business Administration Participation Certificates - 0.3%
Small Business Administration Participation Certificates
6.29%, 01/01/21	9	10
5.13%, 09/01/23	29	32
5.52%, 06/01/24	657	743
5.29%, 12/01/27	646	735
5.16%, 02/01/28	7,283	8,310
5.49%, 03/01/28	6,734	7,776
		17,606

Total Government and Agency Obligations (cost $5,491,177)		5,566,070

TRUST PREFERREDS - 0.4%
FINANCIALS - 0.4%
DG Funding Trust, 2.53%, (callable at 10,000 beginning 09/30/10) (f) (i) (m) (q)	—	3,037
GMAC Capital Trust I, 8.13%	740	20,128

Total Trust Preferreds (cost $22,927)		23,165

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. (c) (f) (u)	128	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 5.2%
Certificates of Deposit - 2.6%
Dexia Credit Local SA
1.70%, 09/06/13	$50,000	50,200
1.65%, 09/12/13	96,800	97,179
Itau Unibanco Holding SA, 1.50%, 10/31/13	2,700	2,678
		150,057
Commercial Paper - 1.0%
Ford Motor Credit Co. LLC, 1.02%, 04/02/13	59,500	59,497
Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	87,587	87,587
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.14%, 02/06/14 (o)	$6,800	6,793

Total Short Term Investments (cost $303,354)		303,934

Total Investments - 117.9% (cost $6,716,163)		6,879,209
Other Assets and Liabilities, Net - (17.9%)		(1,044,153)
Total Net Assets - 100.0%		$5,835,056

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/PPM America Floating Rate Income Fund (t)
CORPORATE BONDS AND NOTES - 11.0%
CONSUMER DISCRETIONARY - 2.9%
AMC Networks Inc., 4.75%, 12/15/22	$1,000	$995
BC Mountain LLC, 7.00%, 02/01/21 (r)	100	106
Beazer Homes USA Inc., 9.13%, 06/15/18	1,000	1,075
Cablevision Systems Corp., 5.88%, 09/15/22	1,000	989
Choice Hotels International Inc., 5.75%, 07/01/22	383	425
Cinemark USA Inc., 5.13%, 12/15/22 (r)	270	271
Delphi Corp., 5.00%, 02/15/23	653	691
DISH DBS Corp., 5.00%, 03/15/23 (r)	1,983	1,951
Ford Motor Co., 7.45%, 07/16/31	1,000	1,265
J.C. Penney Corp. Inc., 6.38%, 10/15/36	1,000	750
KB Home, 7.50%, 09/15/22	234	263
Lamar Media Corp., 5.00%, 05/01/23	930	930
Levi Strauss & Co.
7.63%, 05/15/20	1,000	1,100
6.88%, 05/01/22 (r)	132	145
MCE Finance Ltd., 5.00%, 02/15/21 (r)	759	767
MDC Partners Inc., 6.75%, 04/01/20 (r)	810	818
MGM Resorts International
6.75%, 10/01/20 (r)	804	852
6.63%, 12/15/21	577	605
PVH Corp., 4.50%, 12/15/22	229	226
QVC Inc., 4.38%, 03/15/23 (r)	1,000	1,011
RHP Hotel Properties LP, 5.00%, 04/15/21	438	438
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	131	133
RSI Home Products Inc., 6.88%, 03/01/18 (r)	556	564
Sally Holdings LLC, 5.75%, 06/01/22	346	361
ServiceMaster Co., 7.00%, 08/15/20 (r)	1,065	1,102
Starz LLC, 5.00%, 09/15/19	436	449
Studio City Finance Ltd., 8.50%, 12/01/20 (r)	1,271	1,395
Tempur-Pedic International Inc., 6.88%, 12/15/20 (r)	121	129
TRW Automotive Inc., 4.50%, 03/01/21 (r)	867	880
WideOpenWest Finance LLC, 10.25%, 07/15/19 (r)	1,000	1,112
Wolverine World Wide Inc., 6.13%, 10/15/20 (r)	132	140
Wynn Las Vegas LLC, 7.75%, 08/15/20	1,000	1,121
		23,059
CONSUMER STAPLES - 0.3%
ARAMARK Corp., 5.75%, 03/15/20 (r)	385	394
Chiquita Brands International Inc., 7.88%, 02/01/21 (r)	197	207
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (r)	2,006	2,008
		2,609
ENERGY - 1.7%
Access Midstream Partners LP, 4.88%, 05/15/23	1,000	987
Atlas Pipeline Partners LP, 5.88%, 08/01/23 (r)	1,174	1,168
Chesapeake Energy Corp., 5.75%, 03/15/23	428	434
Chesapeake Midstream Partners LP, 6.13%, 07/15/22	946	1,015
Denbury Resources Inc., 4.63%, 07/15/23	1,187	1,145
Hornbeck Offshore Services Inc., 5.00%, 03/01/21 (r)	1,616	1,604
Inergy Midstream LP, 6.00%, 12/15/20 (r)	163	170
MarkWest Energy Partners LP, 4.50%, 07/15/23	743	727
Offshore Group Investment Ltd., 7.13%, 04/01/23 (r)	1,408	1,440
Peabody Energy Corp., 6.00%, 11/15/18	714	759
Plains Exploration & Production Co., 6.88%, 02/15/23	1,000	1,132
Range Resources Corp., 5.00%, 03/15/23 (r)	870	890
Seadrill Ltd., 5.63%, 09/15/17 (r)	750	758
WPX Energy Inc., 6.00%, 01/15/22	1,000	1,047
		13,276
FINANCIALS - 0.6%
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	1,000	1,144
Genworth Financial Inc., 7.63%, 09/24/21	1,000	1,204
Host Hotels & Resorts LP, 5.25%, 03/15/22	1,000	1,110
International Lease Finance Corp., 6.25%, 05/15/19	1,000	1,095
		4,553
HEALTH CARE - 0.5%
Community Health Systems Inc., 8.00%, 11/15/19	714	791
DaVita HealthCare Partners Inc., 5.75%, 08/15/22	426	443
Endo Health Solutions Inc., 7.25%, 01/15/22	1,000	1,075
HCA Inc., 8.50%, 04/15/19	1,000	1,104
Hologic Inc., 6.25%, 08/01/20	100	106
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20 (r)	239	252
VPI Escrow Corp., 6.38%, 10/15/20 (r)	637	671
		4,442
INDUSTRIALS - 1.5%
Aircastle Ltd., 6.25%, 12/01/19	1,026	1,121
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (r)	2,000	2,070
Avis Budget Car Rental LLC, 5.50%, 04/01/23 (r)	1,154	1,151
B/E Aerospace Inc., 5.25%, 04/01/22	1,000	1,031
Bombardier Inc.
4.25%, 01/15/16 (r)	446	463
6.13%, 01/15/23 (r)	585	607
DynCorp International Inc., 10.38%, 07/01/17	792	780
GrafTech International Ltd., 6.38%, 11/15/20 (r)	266	275
International Lease Finance Corp., 4.63%, 04/15/21	1,649	1,645
MasTec Inc., 4.88%, 03/15/23	558	552
Owens Corning, 4.20%, 12/15/22	153	157
Penske Truck Leasing Co. LP, 4.25%, 01/17/23 (r)	457	460
Trinseo Materials Operating SCA, 8.75%, 02/01/19 (r)	1,000	990
United Rentals North America Inc., 8.38%, 09/15/20	1,000	1,115
		12,417
INFORMATION TECHNOLOGY - 0.5%
First Data Corp., 7.38%, 06/15/19 (r)	483	514
IMS Health Inc., 6.00%, 11/01/20 (r)	468	488
NCR Corp., 4.63%, 02/15/21 (r)	685	681
NeuStar Inc., 4.50%, 01/15/23 (r)	463	442
NXP BV
5.75%, 02/15/21 (r)	212	220
5.75%, 03/15/23 (r)	242	247
ViaSat Inc., 6.88%, 06/15/20	1,008	1,081
		3,673
MATERIALS - 1.7%
Ardagh Packaging Finance Plc, 4.88%, 11/15/22 (r)	253	250
Ashland Inc.
4.75%, 08/15/22 (r)	432	437
4.75%, 08/15/22 (r)	1,000	1,017

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Cemex SAB de CV, 5.88%, 03/25/19 (r)	393	397
Eldorado Gold Corp., 6.13%, 12/15/20 (r)	460	477
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22 (r)	1,000	1,047
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23 (r)	1,396	1,400
Graphic Packaging International Inc., 4.75%, 04/15/21	332	336
Hexion US Finance Corp., 6.63%, 04/15/20 (r)	2,000	2,005
Ineos Group Holdings Plc, 8.50%, 02/15/16 (r)	1,000	1,015
Methanex Corp., 3.25%, 12/15/19	766	773
PolyOne Corp., 5.25%, 03/15/23 (r)	1,000	1,008
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	1,000	1,080
Rock-Tenn Co., 3.50%, 03/01/20	412	421
Rockwood Specialties Group Inc., 4.63%, 10/15/20	585	600
Sawgrass Merger Sub Inc., 8.75%, 12/15/20 (r)	955	996
		13,259
TELECOMMUNICATION SERVICES - 0.9%
CenturyLink Inc., 5.63%, 04/01/20	662	677
Frontier Communications Corp., 7.63%, 04/15/24	565	581
Hughes Satellite Systems Corp., 7.63%, 06/15/21	1,000	1,144
Intelsat Luxembourg SA, 7.75%, 06/01/21 (r)	1,832	1,864
Lynx I Corp., 5.38%, 04/15/21 (r)	281	292
Lynx II Corp., 6.38%, 04/15/23 (r)	362	379
Qwest Communications International Inc., 7.13%, 04/01/18	1,000	1,040
Sprint Capital Corp., 6.88%, 11/15/28	1,000	1,023
Windstream Corp., 6.38%, 08/01/23 (r)	498	494
		7,494
UTILITIES - 0.4%
AES Corp., 7.38%, 07/01/21	1,000	1,160
Calpine Corp., 7.25%, 10/15/17 (r)	900	954
Puget Energy Inc., 6.00%, 09/01/21	778	884
		2,998

Total Corporate Bonds and Notes (cost $84,605)		87,780

VARIABLE RATE SENIOR LOAN INTERESTS - 87.3% (i)
CONSUMER DISCRETIONARY - 22.8%
Acosta Inc. Term Loan D, 5.00%, 03/02/18	2,348	2,377
Advantage Sales and Marketing Inc. 1st Lien New Term Loan
4.25%, 12/17/17	59	60
4.25%, 12/17/17	1,901	1,920
Affinion Group Replacement Term Loan, 5.00%, 10/10/16	1,960	1,915
Allison Transmission Inc. Term Loan B-3, 4.25%, 08/08/19	378	383
AMC Entertainment Inc. Term Loan, 3.44%, 12/15/16	961	967
Ameristar Casinos Term Loan B, 4.00%, 04/14/18	245	247
Apex Tool Group LLC Term Loan B, 4.50%, 01/31/20	3,000	3,038
Atlantic Broadband Finance LLC 1st Lien Term Loan, 4.50%, 04/15/19	1,297	1,314
Autoparts Holdings Ltd. 1st Lien Term Loan
6.50%, 07/29/17	1,439	1,456
6.50%, 07/29/17	734	743
AutoTrader.com Inc. Term Loan B, 4.00%, 12/15/16	476	481
Bass Pro Group LLC Term Loan B, 4.00%, 11/30/19	3,250	3,280
Bombardier Recreational Products Inc. Term Loan B, 5.00%, 01/31/19	5,000	5,049
Boyd Gaming Corp. Incremental Term Loan B, 6.00%, 12/17/15	1,406	1,422
Bright Horizons Family Solutions LLC Term Loan B, 3.95%, 01/31/20	3,000	3,022
Burger King Corp. Term Loan B, 3.75%, 09/28/19	1,297	1,312
Capital Safety Group 1st Lien Term Loan, 6.25%, 12/30/19	2,233	2,258
Cedar Fair LP Term Loan, 3.25%, 02/20/20	1,500	1,518
Cequel Communications LLC New Term Loan B, 4.00%, 02/14/19	9	9
Cequel Communications LLC Term Loan, 4.00%, 02/28/19	3,467	3,498
Charter Communications Operating LLC Term Loan, 3.56%, 09/06/16	474	477
Cinemark USA Inc. Term Loan B
3.21%, 12/30/19	406	410
3.21%, 12/30/19	406	410
3.21%, 12/30/19	232	234
3.21%, 12/30/19	580	585
Clarke American Corp. Term Loan B
5.25%, 06/30/17	206	203
5.25%, 06/30/17	575	568
5.25%, 06/30/17	390	385
5.25%, 06/30/17	170	168
Container Store Inc. Term Loan B, 5.50%, 04/06/19	1,000	1,005
Crossmark Holdings Inc. Term Loan
4.50%, 12/21/19	1,431	1,431
4.50%, 12/21/19	69	69
Cumulus Media Inc. 1st Lien Term Loan B, 4.50%, 09/16/18	1,978	2,003
David’s Bridal Inc. Initial Term Loan, 5.00%, 10/08/19	3,000	3,036
DineEquity Inc. Term Loan B-2, 3.75%, 10/19/17	422	429
Dunkin’ Brands Inc. Term Loan B-3
3.75%, 02/14/20	1,664	1,682
3.75%, 02/14/20	1,722	1,741
5.00%, 02/14/20	40	41
Formula One Holdings Term Loan B-2, 6.00%, 04/29/19	2,481	2,519
FoxCo Acquisition LLC Replacement Term Loan B, 5.50%, 07/31/17	4,242	4,312
Freedom Group Inc. Term Loan, 5.50%, 04/19/19	2,489	2,495
FTD Group Inc. Term Loan, 4.75%, 06/10/18	1,857	1,871
Getty Images Inc. Initial Term Loan, 4.75%, 10/03/19	1,950	1,975
GNC Corp. Term Loan B, 3.75%, 03/02/18	1,918	1,933
Goodyear Engineered Products 1st Lien Term Loan, 5.25%, 09/06/17	5,000	5,005
Gymboree Corp. 1st Lien Term Loan, 5.00%, 02/23/18	2,978	2,882
Hargray 1st Lien Term Loan B
2.56%, 06/29/14	234	234
2.56%, 06/29/14	726	725
2.56%, 06/29/14	40	40
Harrahs Operating Co. Inc. Extended Term Loan B, 4.44%, 01/28/18	1,000	914
Isle of Capri Casinos Inc. Term Loan B
4.75%, 03/22/17	523	527
4.75%, 03/22/17	60	60
J. Crew Group Inc. Term Loan B-1
4.00%, 03/07/18	680	688
4.00%, 03/07/18	728	735

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
4.00%, 03/07/18	1,459	1,475
Jo-Ann Stores Inc. Term Loan B, 4.00%, 03/18/18	500	505
Kabel Deutschland GmbH Extended Term Loan, 3.50%, 02/01/19	1,500	1,514
Landry’s Inc. Term Loan B, 4.75%, 04/24/18	3,000	3,022
LIN Television Corp. New Term Loan, 3.75%, 12/31/18	140	142
LIN Television Corp. Term Loan B, 3.75%, 12/31/18	602	608
Live Nation Entertainment Inc. Term Loan B, 4.50%, 11/05/16	1,960	1,972
MGM Resorts International Term Loan B
4.25%, 12/20/19	966	981
4.25%, 12/20/19	334	339
Michaels Stores Inc. Term Loan, 3.75%, 01/25/20	4,000	4,037
NBTY Inc. Term Loan B-1
4.25%, 10/01/17	197	200
4.25%, 10/01/17	132	133
Neiman Marcus Group Inc. Term Loan, 4.75%, 05/16/18	3,500	3,528
NEP II Inc. Extended Term Loan, 4.75%, 01/20/20	2,000	2,020
Nexstar Broadcasting Group Inc. Term Loan B, 4.50%, 11/19/19	457	464
Nexstar Broadcasting Inc. Delayed Draw Term Loan, 4.50%, 11/19/19	193	196
Nine Entertainment Corp. Term Loan, 3.50%, 01/28/20	4,000	4,005
NPC International Inc. New Term Loan
4.50%, 12/28/18	587	592
4.50%, 12/28/18	404	407
OneStopPlus Group 1st Lien Term Loan, 4.44%, 02/04/20	3,000	3,019
Orbitz Worldwide Inc. Term Loan B, 7.25%, 03/28/19	1,500	1,510
Orbitz Worldwide Inc. Term Loan C, 8.00%, 03/28/19	312	314
OSI Restaurant Partners LLC Term Loan, 4.75%, 10/23/19	1,268	1,284
Party City Holdings Inc. Extended Term Loan
4.25%, 07/23/19	2,000	2,013
4.25%, 07/23/19	475	478
4.25%, 07/23/19	57	58
4.25%, 07/23/19	372	375
4.25%, 07/23/19	432	435
Peninsula Gaming LLC Term Loan B, 5.75%, 08/03/17	1,646	1,673
Penn National Gaming Inc. Term Loan B
3.75%, 07/14/18	992	1,000
3.75%, 07/14/18	5	5
PETCO Animal Supplies Inc. New Term Loan
4.25%, 11/24/17	1,368	1,385
4.25%, 11/24/17	230	233
4.25%, 11/24/17	230	233
4.25%, 11/24/17	230	233
4.25%, 11/24/17	230	233
4.25%, 11/24/17	230	233
4.25%, 11/24/17	230	233
4.25%, 11/24/17	7	7
Pilot Travel Centers LLC Additional Term Loan B, 4.25%, 08/16/19	2,544	2,571
Pinnacle Entertainment Incremental Term Loan B, 4.00%, 03/08/19	993	997
Regal Cinemas Corp. Replacement Term Loan, 3.28%, 08/23/17	644	649
Regal Cinemas Corp. Term Loan, 3.28%, 08/23/17	282	284
Rock Ohio Ceasers LLC Term Loan, 5.00%, 04/05/19	1,000	1,004
Roundy’s Inc. 1st Lien Term Loan, 5.75%, 02/24/19	1,394	1,388
Sabre Inc. Term Loan B, 5.25%, 02/19/19	2,466	2,497
Sage Products Holdings III LLC Replacement Term Loan, 4.25%, 12/31/19	1,000	1,006
Savers Inc. New Term Loan, 5.00%, 07/09/19	2,118	2,142
Saxon Enterprises LLC Term Loan, 5.42%, 02/12/19	3,000	3,013
Scientific Games International Inc. Term Loan
3.30%, 06/30/15	450	451
3.30%, 06/30/15	539	541
ServiceMaster Co. Term Loan, 4.46%, 01/31/17	2,946	2,971
ServiceMaster Co. Term Loan C, 4.25%, 07/24/14	995	1,005
Sinclair Television Group Inc. Term Loan
3.99%, 10/29/16	227	228
3.99%, 10/29/16	289	289
3.99%, 10/29/16	252	252
4.00%, 10/29/16	324	325
4.00%, 10/29/16	393	393
Springs Window Fashions LLC Term Loan B, 6.00%, 05/31/17	2,328	2,338
Station GVR Acquisition LLC Term Loan B, 5.00%, 02/21/20	2,000	2,022
Tempur-Pedic International Inc. Term Loan B
5.00%, 09/27/17	1,814	1,837
5.00%, 09/27/17	137	138
TI Automotive Ltd. Term Loan, 7.75%, 04/01/18	1,489	1,496
TI Group Automotive Systems LLC Term Loan B, 4.25%, 03/28/19	3,000	3,023
Toys R Us Inc. Term Loan, 6.00%, 09/01/16	2,000	1,957
Tribune Co. Term Loan B, 4.00%, 12/21/19	2,000	2,016
Univision Communications Inc. Converted Extended Term Loan, 4.75%, 02/28/20	4,912	4,935
Univision Communications Inc. New 1st Lien Term Loans
4.75%, 02/28/20	1,000	1,005
4.75%, 02/28/20	500	502
UPC Financing Partnership Term Loan X, 3.76%, 12/31/17	3,883	3,902
Visant Holding Corp. Term Loan B
5.25%, 12/22/16	1,183	1,147
5.25%, 12/22/16	41	40
WaveDivision Holdings LLC Term Loan, 5.50%, 08/08/19	2,600	2,628
Weather Channel Term Loan, 3.50%, 02/11/17	973	986
Weight Watchers International Inc. Term Loan F, 3.99%, 03/23/19	2,981	2,990
Wendy’s International Inc. Term Loan B, 4.75%, 05/15/19	2,494	2,518
WideOpenWest Finance LLC Term Loan, 6.25%, 07/30/18	2,545	2,570
Windsor Quality Food Co. Ltd. Term Loan B, 5.07%, 02/09/17	636	638
WMG Acquisition Corp. Term Loan, 5.25%, 10/31/18	650	659
Yankee Candle Co. Inc. Term Loan, 5.25%, 03/30/19	903	907
		181,415
CONSUMER STAPLES - 4.7%
Albertson’s LLC Term Loan, 5.75%, 02/14/16	1,350	1,372

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
ARAMARK Corp. Extended Term Loan
3.51%, 01/26/14	123	124
3.49%, 07/26/16	607	610
3.49%, 07/26/16	321	322
3.55%, 07/26/16	1,877	1,886
ARAMARK Corp. Term Loan, 3.50%, 07/26/16	72	72
ARAMARK Corp. Term Loan D, 4.00%, 09/01/19	1,000	1,009
Del Monte Corp. New Term Loan B, 4.00%, 02/16/18	4,881	4,921
Dole Food Co. Inc. Term Loan B
6.00%, 07/08/18	358	359
6.00%, 07/31/18	284	284
6.00%, 08/07/18	257	257
6.00%, 08/07/18	129	129
6.00%, 08/07/18	129	129
Dole Food Co. Inc. Term Loan C
6.00%, 07/08/18	642	642
6.00%, 07/31/18	605	605
6.00%, 08/07/18	193	193
6.00%, 08/07/18	193	193
6.00%, 08/07/18	193	193
6.00%, 08/07/18	129	129
6.00%, 08/07/18	116	116
HJ Heinz Co. Term Loan B-2, 2.50%, 04/15/20	2,000	2,017
Hostess Brands Inc. Term Loan, 6.50%, 03/11/20	1,500	1,534
Michael Foods Group Inc. Term Loan B, 4.25%, 02/25/18	1,536	1,556
NBTY Inc. Term Loan B-1, 4.25%, 10/01/17	1,655	1,673
Pinnacle Foods Finance LLC Term Loan E, 4.75%, 09/01/18	3,447	3,481
Reynolds Group Holdings Inc. US Term Loan
4.75%, 09/26/18	1,869	1,895
4.75%, 09/26/18	1,141	1,157
4.75%, 09/26/18	2,177	2,207
Rite Aid Corp. Term Loan, 5.25%, 02/15/20	2,000	2,022
Roundy’s Supermarkets Inc. Term Loan B, 5.75%, 02/08/19	593	591
Spectrum Brands Inc. Initial Term Loan, 4.50%, 11/16/19	650	659
Sun Products Corp. Term Loan B, 6.50%, 03/23/20	2,000	2,017
SUPERVALU INC. Term Loan, 6.25%, 03/21/19	1,500	1,524
Tomkins Air Distribution 1st Lien Term Loan, 5.25%, 11/09/18	1,950	1,976
		37,854
ENERGY - 2.5%
Arch Western Finance LLC Term Loan, 5.75%, 05/16/18	997	1,014
Covanta Energy Corp. Term Loan B, 4.00%, 04/04/19	1,489	1,504
Energy Transfer Equity LP Term Loan, 3.75%, 03/21/17	3,000	3,009
EP Energy LLC Incremental Term Loan, 4.50%, 04/24/19	1,950	1,974
EquiPower Resources Holdings LLC 1st Lien Term Loan, 6.50%, 12/20/18	2,106	2,138
Everest Acquisition LLC Term Loan B-1, 5.00%, 05/24/18	500	506
Gibson Energy Corp. Term Loan B, 4.75%, 06/15/18	1,638	1,659
Oxbow Carbon LLC Term Loan B-1, 3.80%, 05/08/16	830	831
Ruby Pipeline Holding Co. LLC Term Loan, 3.50%, 03/28/20	2,000	2,022
Samson Investment Co. 2nd Lien Term Loan, 6.00%, 09/25/18	2,650	2,680
Sheridan Production Partners I-A LP Term Loan B-2, 5.00%, 10/05/19	326	329
Sheridan Production Partners I-M LP Term Loan B-2, 5.00%, 10/05/19	199	201
Vantage Delware Holdings LLC Term Loan, 5.75%, 03/28/19	2,000	2,007
		19,874
FINANCIALS - 6.6%
Altegrity Inc. Term Loan, 3.06%, 02/21/15	1,437	1,404
American General Finance Corp. Term Loan, 5.50%, 05/06/17	4,000	4,021
AmWINS Group Inc. Term Loan, 5.00%, 09/06/19	3,605	3,644
Asurion LLC Term Loan, 4.50%, 05/24/19	3,655	3,691
Capital Automotive LLC Term Loan B-2
5.25%, 03/15/17	2,206	2,211
5.25%, 03/15/17	864	866
CB Richard Ellis Services Inc. Term Loan C, 3.47%, 03/04/18	1,103	1,104
CB Richard Ellis Services Inc. Term Loan D, 5.75%, 03/04/18	1,103	1,104
CNO Financial Group Inc. Term Loan B-2, 5.00%, 09/28/18	1,916	1,936
Cunningham Lindsey U.S. Inc. Term Loan, 5.00%, 10/18/19	2,000	2,034
Duff & Phelps Corp. 1st Lien Term Loan, 4.50%, 03/28/20	1,000	1,009
HarbourVest Partners LP 1st Lien Term Loan, 4.75%, 11/19/17	1,873	1,876
Hub International Holdings Inc. Term Loan B, 6.50%, 06/30/17	1,959	1,971
International Lease Finance Co. Term Loan, 5.00%, 06/30/17	2,000	2,014
iPayment Inc. Term Loan B, 5.75%, 05/08/17	680	682
KIK Custom Products Inc. Canadian Term Loan, 2.56%, 05/31/14	143	137
KIK Custom Products Inc. U.S. Term Loan, 2.56%, 05/31/14	836	797
LPL Holdings Inc. Term Loan B, 4.00%, 03/26/19	1,985	2,004
Mondrian Investment Partners Ltd. Term Loan B, 5.50%, 07/12/18	1,009	1,016
Nuveen Investments Inc. Term Loan, 8.25%, 03/01/19	1,000	1,022
Nuveen Investments Inc. Term Loan A
5.20%, 05/13/17	1,502	1,529
5.20%, 05/13/17	1,498	1,525
Ocwen Capital Trust New Term Loan, 5.00%, 01/27/18	3,000	3,049
Realogy Corp. Extended Term Loan, 4.51%, 10/10/16	72	73
Realogy Corp. Term Loan B, 4.50%, 03/01/20	1,615	1,636
RP Crown Parent LLC 1st Lien Term Loan, 6.75%, 12/19/18	3,566	3,633
Sheridan Investment Partners I LLC Term Loan B-2, 5.00%, 10/05/19	2,460	2,479
TCW Group Inc. Term Loan, 4.00%, 12/27/20	1,300	1,313
USI Inc. Term Loan, 5.25%, 12/19/19	2,950	2,979
		52,759
HEALTH CARE - 12.6%
Alere Inc. Term Loan B, 4.50%, 06/30/17	1,975	1,988
Ardent Medical Services Inc. Term Loan, 6.75%, 05/02/18	2,600	2,643

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
ATI Holdings Inc. 1st Lien Term Loan, 5.75%, 02/01/20	1,000	1,011
Aveta Inc. Term Loan
9.75%, 10/23/17	926	928
9.75%, 10/23/17	674	675
Axcan Intermediate Holdings Inc. Term Loan
5.50%, 02/11/17	1,769	1,782
5.50%, 02/11/17	191	192
5.50%, 02/11/17	248	250
Bausch & Lomb Inc. Term Loan, 5.25%, 05/09/19	1,658	1,673
Biomet Inc. Term Loan
3.95%, 07/25/17	1,002	1,013
3.95%, 07/25/17	43	43
4.03%, 07/25/17	951	961
Carestream Health Inc. Term Loan, 5.00%, 02/23/17	2,919	2,928
Catalent Pharma Solutions Inc. Term Loan, 5.25%, 09/15/17	990	997
CHG Healthcare Services Inc. 1st Lien Term Loan, 5.90%, 10/20/19	1,974	1,999
CHG Healthcare Services Inc. 2nd Lien Term Loan, 6.64%, 11/20/20	1,000	1,024
Community Health Systems Delayed Draw Term Loan
3.78%, 01/25/17	97	97
3.78%, 01/25/17	2,806	2,833
3.78%, 01/25/17	26	26
Convatec Inc. Dollar Term Loan, 5.75%, 12/22/16	2,936	2,978
DaVita HealthCare Partners Inc. Term Loan B, 4.50%, 10/20/16	1,960	1,977
DaVita HealthCare Partners Inc. Term Loan B-2, 4.00%, 08/24/19	1,714	1,730
Emdeon Business Services LLC Term Loan
5.00%, 11/17/18	53	54
5.00%, 11/17/18	78	79
5.00%, 11/17/18	542	549
5.00%, 11/17/18	1,465	1,484
5.00%, 11/17/18	342	347
Emergency Medical Services Corp. Term Loan
4.00%, 05/05/18	705	712
4.00%, 05/05/18	1,440	1,453
4.00%, 05/05/18	176	178
Endo Pharmaceutical Holdings Inc. Term Loan B, 4.00%, 06/15/18	87	87
Gentiva Health Services Inc. Term Loan B-1, 4.75%, 08/17/16	654	657
Grifols Inc. New U.S. Term Loan B, 4.25%, 06/01/17	1,977	1,995
Harlan Sprague Dawley Inc. Term Loan, 3.71%, 07/11/14	1,923	1,766
HCA Inc. Term Loan B-3, 3.25%, 05/01/18	4,500	4,538
Health Management Associates Inc. Term Loan B, 4.50%, 11/18/16	1,950	1,966
Heartland Dental Care LLC 1st Lien Term Loan, 6.25%, 12/19/18	1,950	1,974
Hologic Inc. Term Loan B, 4.50%, 08/30/19	1,493	1,511
IASIS Healthcare LLC Term Loan B, 4.50%, 02/20/20	2,960	2,996
Inventiv Health Inc. Term Loan B, 4.75%, 08/02/16	1,061	1,051
Kinetic Concepts Inc. Term Loan C-1, 5.50%, 05/04/18	2,737	2,783
LifePoint Hospitals Inc. Term Loan B, 2.71%, 07/27/17	1,300	1,310
MedAssets Inc. Term Loan B, 4.00%, 12/13/19	500	505
Multiplan Inc. Term Loan
4.75%, 08/26/17	1,000	1,010
4.75%, 08/26/17	1,442	1,457
Multiplan Inc. Term Loan B-1, 4.00%, 08/13/17	1,818	1,837
Par Pharmaceuticals Cos. Inc. Term Loan B, 5.00%, 09/17/19	3,990	4,027
PTS Acquisition Corp. Dollar Term Loan, 4.24%, 09/06/16	1,959	1,973
Quintiles Transnational Corp. Term Loan B-1, 4.50%, 06/08/18	491	497
Quintiles Transnational Corp. Term Loan B-2, 4.50%, 06/08/18	2,332	2,360
Radnet Management Inc. Add-On Term Loan
5.50%, 10/12/18	3,085	3,121
5.50%, 10/12/18	8	8
Royalty Pharma Term Loan
4.00%, 05/09/18	1,220	1,237
4.00%, 11/09/18	993	1,002
Select Medical Corp. Term Loan B
5.50%, 06/01/18	2,210	2,220
5.50%, 06/01/18	5	5
5.50%, 06/01/18	1	1
Sheridan Holdings Inc. Incremental Term Loan, 4.50%, 06/29/18	2,500	2,517
Surgical Care Affiliates LLC Extended Term Loan, 4.25%, 06/30/16	972	972
Surgical Care Affiliates LLC Incremental Term Loan B, 5.50%, 06/30/18	493	493
Team Health Inc. Term Loan B, 5.00%, 06/29/18	1,478	1,478
U.S. Renal Care Inc. Term Loan, 6.35%, 07/03/19	1,493	1,515
United Surgical Partners International Inc. 1st Lien Term Loan, 7.00%, 03/30/19	2,481	2,493
United Surgical Partners International Inc. Term Loan, 4.75%, 04/03/19	500	504
Universal Health Services Term Loan B, 4.00%, 11/15/16	889	897
Valeant Pharmaceuticals International Inc. Term Loan B
3.50%, 02/13/19	1,494	1,510
3.50%, 12/11/19	1,000	1,011
Valitas Health Services Inc. Term Loan B, 5.75%, 06/03/17	2,111	2,113
Vanguard Health Systems Term Loan B, 3.75%, 01/26/16	3,142	3,179
Warner Chilcott Co. Inc. Additional Term Loan B-1, 4.25%, 03/15/18	482	490
Warner Chilcott Co. Inc. Term Loan B-1, 4.25%, 03/15/18	1,270	1,289
Warner Chilcott Co. Inc. Term Loan B-2, 4.25%, 03/15/18	393	398
Warner Chilcott Co. Inc. Term Loan B-3, 4.25%, 03/15/18	873	886
		100,243
INDUSTRIALS - 13.2%
ACCO Brands Corp. Term Loan B
4.25%, 03/15/19	908	917
4.25%, 03/15/19	852	861
ADS Waste Holdings Inc. Term Loan B
4.25%, 10/09/19	3,000	3,031
4.25%, 10/09/19	1,000	1,010
ALIXPARTNERS LLP Replacement Term Loan, 4.50%, 02/14/20	2,189	2,204
Alliance Laundry Systems Term Loan B
5.50%, 12/07/18	992	999
4.50%, 02/11/19	500	503

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Allison Transmission Inc. New Term Loan B, 3.20%, 08/07/17	3,375	3,402
Ameriforge Group Inc. 1st Lien Term Loan, 5.00%, 01/31/20	2,000	2,026
Avis Budget Car Rental LLC Term Loan B
3.75%, 03/15/19	389	393
3.75%, 03/15/19	111	112
AWAS Aviation Capital Ltd. Term Loan, 4.75%, 07/01/18	2,281	2,289
BakerCorp Replacement Term Loan, 4.25%, 02/20/20	3,000	3,018
Berry Plastics Corp. Term Loan D, 3.50%, 02/15/20	5,000	4,986
BOC Edwards Term Loan, 3.50%, 03/21/20	3,000	3,000
Brickman Group Holdings Term Loan B, 5.50%, 10/14/16	1,915	1,945
Capsugel Holdings US Inc. Term Loan, 4.75%, 08/01/18	1,851	1,880
Colfax Corp. Replacement Term Loan B, 3.25%, 01/19/18	2,000	2,009
Delta Airlines Inc. Term Loan B-1, 5.25%, 10/20/18	4,550	4,620
Dematic SA Term Loan, 5.25%, 12/28/19	1,950	1,970
Ducommun Inc. Term Loan B, 5.50%, 06/24/17	1,284	1,303
DuPont Performance Coatings Inc. Term Loan, 4.75%, 01/30/20	6,000	6,078
Earthbound Holdings III LLC Term Loan, 5.58%, 12/21/16	2,070	2,008
EnergySolutions LLC Term Loan B
6.25%, 08/10/16	1,706	1,720
6.25%, 08/10/16	126	127
FleetPride Inc. 1st Lien Term Loan, 5.25%, 11/19/19	1,950	1,971
FleetPride Inc. 2nd Lien Term Loan, 9.25%, 05/18/20	2,000	2,000
Generac Power Systems Inc. Term Loan, 6.25%, 05/31/18	1,858	1,895
Genesys Term Loan, 6.75%, 01/25/19	800	804
Hamilton Sundstrand Corp. Term Loan, 4.00%, 12/13/19	4,000	4,029
Harbor Freight Tools USA Term Loan, 5.50%, 11/14/17	995	1,006
Hertz Corp. Term Loan B, 3.75%, 03/09/18	2,363	2,365
Huntington Ingalls Industries Inc. Term Loan A, 2.75%, 03/11/16	570	570
Information Resources Inc. Term Loan B
4.50%, 12/13/17	163	164
4.50%, 12/13/17	690	697
4.50%, 12/13/17	41	42
4.50%, 12/13/17	276	279
ISS Global A/S Term Loan B-12, 3.75%, 04/30/18	2,500	2,503
KAR Auction Services Inc. Incremental Term Loan, 3.75%, 05/12/17	1,968	1,991
Kenan Advantage Group Inc. Term Loan
3.75%, 06/11/16	276	278
4.50%, 06/11/16	599	603
Microsemi Corp. Term Loan B, 3.75%, 02/17/18	500	504
Milacron LLC Term Loan, 4.25%, 03/28/20	500	503
Nortek Inc. Incremental Term Loan, 5.25%, 04/26/17	399	401
On Assignment Inc. Term Loan, 5.00%, 05/01/19	1,207	1,219
Progressive Waste Solutions Ltd. Term Loan B, 5.00%, 11/01/19	1,300	1,315
Protection One Inc. Term Loan
4.25%, 03/17/19	500	503
5.50%, 03/17/19	2,731	2,746
RBS Global Inc. and Rexnord LLC 1st Lien Term Loan B, 4.50%, 04/01/18	3,242	3,278
Schaeffler AG Term Loan C
4.25%, 02/28/20	399	403
4.25%, 02/28/20	941	951
Sedgwick CMS Holdings Inc. Term Loan B-2, 4.00%, 12/31/16	512	515
Sensus Metering Systems Inc. 1st Lien Term Loan
4.75%, 05/09/17	1,225	1,225
4.75%, 05/09/17	3	3
Sequa Corp. Term Loan, 5.25%, 06/19/17	1,300	1,320
SourceCorp Inc. Term Loan B, 6.63%, 04/29/17	4	4
Swift Transportation Co. Inc. Term Loan B-2
4.00%, 12/21/17	1,039	1,050
4.00%, 12/21/17	178	180
Tervita Corp. Term Loan B, 6.16%, 05/15/18	2,000	2,024
TransDigm Inc. Term Loan C, 3.75%, 02/28/20	3,172	3,212
TransUnion LLC Replacement Term Loan, 4.25%, 02/10/19	3,356	3,398
TriMas Corp. Term Loan B
3.75%, 10/11/19	485	485
3.75%, 10/11/19	1	1
UCI International Inc. Term Loan, 5.50%, 03/23/17	1,960	1,969
Unifrax I LLC New Term Loan, 4.19%, 11/28/18	1,000	1,009
United Air Lines Inc. Term Loan, 3.00%, 04/01/19	1,000	1,009
ValleyCrest Companies LLC Term Loan A, 6.50%, 10/04/16	1,429	1,440
WireCo WorldGroup Inc. Term Loan, 6.00%, 02/15/17	1,097	1,108
		105,383
INFORMATION TECHNOLOGY - 10.8%
Aeroflex Inc. Term Loan, 5.25%, 05/06/18	2,647	2,672
Alcatel-Lucent USA Inc. 1st Lien Term Loan, 7.25%, 01/30/19	3,000	3,043
Ancestry.com Inc. Term Loan B, 7.00%, 02/28/18	2,000	2,005
Arris Group Inc. Term Loan, 3.25%, 02/13/20	5,000	5,006
Attachmate Corp. 1st Lien Term Loan, 7.25%, 11/15/17	1,510	1,526
AVG Technologies NV Term Loan
7.50%, 03/15/16	441	441
7.50%, 03/15/16	288	288
CCC Information Services Inc. Term Loan
5.25%, 12/20/19	934	942
5.25%, 12/20/19	41	42
Commscope Inc. Term Loan, 3.75%, 01/14/18	2,455	2,478
DG FastChannel Inc. Term Loan B, 5.75%, 07/31/18	2,714	2,642
DigitalGlobe Inc. Term Loan, 3.75%, 01/31/20	500	506
Epicor Software Corp. Term Loan B, 5.00%, 05/15/18	2,463	2,490
EZE Software Group LLC 1st Lien Term Loan, 4.75%, 03/14/20	2,000	2,028
First Data Corp. 1st Lien Term Loan, 5.20%, 09/24/18	1,000	1,007
First Data Corp. Term Loan, 4.21%, 03/24/18	1,697	1,689
First Data Corp. Term Loan B-3, 5.20%, 03/24/17	3,129	3,150
Freescale Semiconductor Inc. Extended Term Loan B, 5.00%, 02/12/20	4,000	4,009
Genpact International Inc. Term Loan
4.25%, 08/17/19	1,566	1,588

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
4.25%, 08/17/19	927	940
Go Daddy Group Inc. Term Loan B-1, 7.00%, 10/05/18	988	991
IMS Health Inc. Term Loan B
3.75%, 09/01/17	1,116	1,127
3.75%, 09/01/17	1,291	1,304
3.75%, 09/01/17	342	346
Infor Inc. Term Loan B-2, 5.25%, 04/05/18	2,491	2,529
iPayment Inc. Term Loan B, 5.75%, 05/08/17	15	15
Kronos Inc. 1st Lien Term Loan, 5.50%, 10/25/19	2,600	2,630
Kronos Worldwide Inc. Term Loan B, 5.75%, 06/11/18	538	542
Microsemi Corp. New Term Loan, 4.00%, 02/17/18	1,796	1,811
Misys Plc Term Loan, 7.25%, 12/01/18	2,139	2,168
MoneyGram International Inc. Term Loan, 3.25%, 03/26/20	4,000	4,033
NXP Funding LLC Term Loan C, 4.75%, 01/11/20	1,000	1,021
Reynolds & Reynolds Term Loan B, 3.75%, 04/11/18	821	827
Rovi Corp. Term Loan, 3.99%, 03/29/19	1,846	1,842
Rovi Corp. Term Loan A, 2.82%, 02/07/16	419	419
RP Crown Parent LLC 1st Lien Term Loan, 6.75%, 12/19/18	9	9
Sensata Technologies BV Term Loan B, 4.00%, 05/12/18	2,117	2,139
Skillsoft Corp. New Term Loan, 5.00%, 05/26/17	1,732	1,751
SourceHOV Inc. Term Loan B, 6.63%, 04/29/17	1,474	1,462
SS&C Technologies Holdings Inc. Term Loan B-1, 5.00%, 03/14/19	1,338	1,357
SS&C Technologies Holdings Inc. Term Loan B-2, 5.00%, 03/14/19	138	140
SunGard Data Systems Inc. Term Loan D, 4.50%, 12/17/19	500	506
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/08/20	3,968	4,004
SurveyMonkey.com LLC Term Loan, 5.50%, 02/07/19	3,000	3,037
Transaction Network Services Inc. Initial Term Loan
5.00%, 02/14/20	1,000	998
5.00%, 02/14/20	3,000	2,992
Transfirst Holdings Inc. 1st Lien Term Loan B, 6.25%, 12/27/17	650	659
Verifone Systems Inc. Term Loan B, 4.25%, 12/28/18	752	753
Verint Systems Inc. New Term Loan, 4.00%, 06/14/19	2,400	2,414
West Corp. Term Loan B-8
4.25%, 06/30/18	3,213	3,264
4.25%, 06/30/18	1,010	1,026
		86,608
MATERIALS - 8.1%
AI Chem & Cy US AcquisCo Inc. 1st Lien Term Loan, 4.50%, 06/28/19	2,000	2,023
AI Chem & Cy US AcquisCo Inc. 2nd Lien Term Loan, 8.25%, 03/28/20	250	255
Ascend Performance Materials LLC Term Loan B, 6.75%, 04/10/18	1,489	1,517
AZ Chem U.S. Inc. Term Loan, 7.25%, 12/19/17	1,109	1,126
BWAY Holding Co. Term Loan, 4.50%, 08/31/17	3,900	3,941
Chemtura Corp. Term Loan, 5.50%, 08/25/16	250	253
Consolidated Container Co. LLC Term Loan B, 5.00%, 07/03/19	1,995	2,017
Fairmount Minerals Ltd. Term Loan B, 5.25%, 03/15/15	2,971	2,987
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/15/17	3,990	4,035
General Chemical Holding New Term Loan B
5.00%, 10/06/15	1,628	1,634
5.00%, 10/06/15	4	4
Houghton International Inc. 1st Lien Term Loan, 5.25%, 12/13/19	2,300	2,334
Houghton International Inc. 2nd Lien Term Loan, 9.50%, 12/20/20	1,000	1,015
Huntsman International LLC Term Loan C
2.50%, 06/30/16	936	939
2.53%, 06/30/16	1,023	1,026
Ineos U.S. Finance LLC Term Loan B, 6.50%, 05/04/18	3,975	4,037
JMC Steel Group Inc. Term Loan, 4.75%, 04/01/17	1,626	1,640
Kranson Industries Inc. Term Loan, 5.50%, 04/30/18	1,990	2,006
MRC Global Inc. Term Loan B, 6.25%, 10/24/19	1,945	1,967
NewPage Corp. Term Loan, 8.75%, 11/15/18	2,000	2,048
Novelis Inc. Extended Term Loan, 3.75%, 03/10/17	2,289	2,318
OM Group Inc. Loan B
5.75%, 08/02/17	1,175	1,183
5.75%, 08/07/18	928	934
5.75%, 08/07/18	686	691
Omnova Solutions Inc. Extended Term Loan, 4.25%, 05/01/18	1,955	1,972
PQ Corp. Extended Term Loan
4.50%, 08/07/17	139	140
4.50%, 08/07/17	3,161	3,195
Sealed Air Corp. Term Loan B-1, 4.00%, 10/03/18	320	324
Tamino Global Chemical Corp. Term Loan B-2, 4.25%, 02/15/19	1,588	1,598
Tank Holdings Corp. Term Loan, 4.25%, 07/06/19	1,611	1,612
Tronox Inc. Term Loan, 4.50%, 03/22/20	4,046	4,099
Tube City IMS Corp. Term Loan, 5.75%, 03/20/19	1,985	2,005
Univar Inc. Term Loan B
5.00%, 06/30/17	1,442	1,455
5.00%, 06/30/17	1,398	1,411
5.00%, 06/30/17	949	958
5.00%, 06/30/17	917	926
5.00%, 06/30/17	79	80
Walter Energy Inc. Term Loan B
4.00%, 03/04/18	425	427
4.00%, 03/04/18	134	135
4.00%, 03/04/18	667	670
4.00%, 03/04/18	413	415
4.00%, 04/01/18	242	243
Wilsonart LLC Term Loan, 5.50%, 10/24/19	1,300	1,317
		64,912
TELECOMMUNICATION SERVICES - 5.1%
Alaska Communications Inc. Term Loan, 5.50%, 10/21/16	1,960	1,914
Avaya Inc. Term Loan B-3, 4.81%, 10/26/17	500	471
Avaya Inc. Term Loan B-5
8.00%, 03/31/18	1,000	1,006
8.00%, 03/31/18	1,000	1,006

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CommScope Inc. Replacement Term Loan, 3.75%, 01/14/18	6	6
Crown Castle Operating Corp. Term Loan B, 4.00%, 01/31/19	1,980	2,001
Global Tel*Link Corp. Term Loan, 6.00%, 12/18/17	1,764	1,767
Intelsat Jackson Holdings SA Term Loan B-1, 4.50%, 04/02/18	1,995	2,022
IPC Information Systems LLC 1st Lien Term Loan, 2.49%, 07/31/17	1,908	1,889
IPC Information Systems LLC Term Loan C, 7.75%, 07/31/17	998	986
Level 3 Financing Inc. Term Loan B, 5.25%, 08/01/19	500	506
Level 3 Financing Inc. Term Loan B-2, 4.75%, 08/01/19	3,000	3,033
Mediacom Broadband LLC Term Loan G, 4.00%, 01/16/20	2,993	3,011
NTELOS Inc. Extended Term Loan B, 5.75%, 11/09/19	1,708	1,668
Presidio Inc. 1st Lien Term Loan, 5.75%, 03/31/17	1,646	1,654
SBA Senior Finance II LLC Incremental Term Loan B, 3.75%, 09/19/19	500	506
SBA Senior Finance II LLC Term Loan
3.75%, 06/30/18	5	5
3.75%, 06/30/18	1,970	1,988
Syniverse Holdings Inc. Term Loan, 5.00%, 04/23/19	2,488	2,506
Telesat Canada US Term Loan B, 4.25%, 03/26/19	2,488	2,508
Time Warner Telecom Inc. Term Loan B-2, 3.50%, 12/30/16	982	984
Virgin Media Investment Holdings Ltd. Term Loan B-2, 3.50%, 02/22/20	5,000	4,976
Windstream Corp. Term Loan B-3, 4.00%, 08/15/19	2,719	2,755
Windstream Corp. Term Loan B-4, 3.50%, 01/23/20	1,400	1,413
		40,581
UTILITIES - 0.9%
AES Corp. Replacement Term Loan, 5.00%, 06/08/18	1,529	1,548
Calpine Corp. Term Loan, 4.50%, 03/07/18	978	989
Calpine Corp. Term Loan B-2, 4.50%, 04/01/18	1,485	1,502
Calpine Corp. Term Loan B-3, 4.50%, 10/05/19	499	505
NRG Energy Inc. Term Loan B
4.00%, 07/01/18	1,409	1,427
4.00%, 07/01/18	1,058	1,072
SunCoke Energy Inc. Incremental Term Loan B, 4.00%, 07/26/18	453	453
		7,496
Total Variable Rate Senior Loan Interests (cost $689,275)		697,125

SHORT TERM INVESTMENTS - 9.2%
Investment Company - 9.2%
State Street Institutional Liquid Reserves Fund, 0.10% (h)	73,096	73,096

Total Short Term Investments (cost $73,096)		73,096

Total Investments - 107.5% (cost $846,976)		858,001
Other Assets and Liabilities, Net - (7.5%)		(59,571)
Total Net Assets - 100.0%		$798,430

JNL/PPM America High Yield Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.2%
Ahold Lease Pass-Through Trust, 7.82%, 01/02/20	$1,135	$1,315
Banc of America Commercial Mortgage Inc. REMIC, 5.68%, 07/10/46	1,305	1,475
Bear Stearns CMBS REMIC, 5.89%, 06/11/50 (i)	359	415
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.76%, 09/11/38 (i)	1,000	1,016
5.49%, 12/11/40 (i)	6,314	5,637
Citigroup Commercial Mortgage Trust REMIC, 5.70%, 12/10/49 (i)	1,905	2,147
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	2,121	2,225
5.50%, 10/29/20	2,182	2,280
Credit Suisse Mortgage Capital Certificates REMIC
5.34%, 12/15/39	112	123
6.02%, 09/15/40 (i)	2,000	1,056
CW Capital Cobalt Ltd. REMIC, 5.29%, 08/15/48	4,000	2,473
Delta Air Lines Inc. Pass-Through Trust
6.38%, 01/02/16	1,000	1,051
7.75%, 12/17/19	1,269	1,461
GS Mortgage Securities Trust REMIC, 5.62%, 11/10/39	2,203	2,154
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.04%, 10/15/42 (i)	2,717	2,817
5.87%, 04/15/45 (i)	5,000	5,188
5.46%, 01/15/49 (i)	3,000	3,201
6.00%, 02/15/51 (i)	1,011	886
Merrill Lynch Mortgage Trust REMIC, 5.80%, 08/12/43 (i)	5,000	4,876
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.90%, 06/12/46 (i)	515	573
Wachovia Bank Commercial Mortgage Trust REMIC
5.97%, 05/15/46 (i)	5,000	5,141
5.37%, 11/15/48 (i)	5,000	4,578

Total Non-U.S. Government Agency Asset-Backed Securities (cost $46,300)		52,088

CORPORATE BONDS AND NOTES - 88.7%
CONSUMER DISCRETIONARY - 20.9%
Affinion Group Holdings Inc., 11.63%, 11/15/15 (e)	5,229	3,320
Allbritton Communications Co., 8.00%, 05/15/18	2,929	3,171
AMC Entertainment Inc., 9.75%, 12/01/20	3,076	3,549
AMC Networks Inc., 4.75%, 12/15/22 (e)	8,063	8,023
American Greetings Corp., 7.38%, 12/01/21 (e)	3,934	3,973
Aviation Capital Group Corp., 6.75%, 04/06/21 (r)	6,462	7,186
BC Mountain LLC, 7.00%, 02/01/21 (r)	8,779	9,306

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Beazer Homes USA Inc.
6.63%, 04/15/18	1,716	1,853
9.13%, 06/15/18	1,000	1,075
9.13%, 05/15/19 (e)	6,909	7,444
7.25%, 02/01/23 (e) (r)	1,280	1,306
Boyd Gaming Corp.
9.13%, 12/01/18 (e)	3,183	3,376
9.00%, 07/01/20 (e) (r)	7,273	7,564
Cablevision Systems Corp., 8.00%, 04/15/20 (e)	2,313	2,602
Caesars Entertainment Operating Co. Inc.
10.75%, 02/01/16	1,000	910
11.25%, 06/01/17 (e)	1,291	1,373
10.00%, 12/15/18	2,000	1,363
Caesars Operating Escrow LLC
9.00%, 02/15/20 (e) (r)	12,674	12,753
9.00%, 02/15/20 (e) (r)	5,000	5,031
Carmike Cinemas Inc., 7.38%, 05/15/19 (e)	1,238	1,359
Choice Hotels International Inc., 5.75%, 07/01/22	3,290	3,652
Cinemark USA Inc., 5.13%, 12/15/22 (e) (r)	2,966	2,981
Codere Finance Luxembourg SA, 9.25%, 02/15/19 (r)	14,782	10,643
Delphi Corp.
6.13%, 05/15/21 (e)	9,098	10,008
5.00%, 02/15/23 (e)	3,756	3,972
DISH DBS Corp.
5.88%, 07/15/22	6,909	7,246
5.00%, 03/15/23 (e) (r)	9,913	9,752
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (e) (r)	5,000	5,550
Easton-Bell Sports Inc., 9.75%, 12/01/16 (e)	1,400	1,509
Ford Motor Co., 7.45%, 07/16/31	11,000	13,912
Graton Economic Development Authority, 9.63%, 09/01/19 (r)	5,306	5,943
Gymboree Corp., 9.13%, 12/01/18 (e)	3,000	2,824
Hanesbrands Inc., 6.38%, 12/15/20	1,100	1,198
HD Supply Inc., 10.50%, 01/15/21	10,027	10,428
Interpublic Group Cos. Inc., 10.00%, 07/15/17	3,793	4,068
Isle of Capri Casinos Inc., 5.88%, 03/15/21 (e) (r)	8,824	8,824
J.C. Penney Corp. Inc.
6.88%, 10/15/15 (e)	1,000	970
5.65%, 06/01/20 (e)	2,488	2,012
6.38%, 10/15/36 (e)	511	383
Jarden Corp., 6.13%, 11/15/22	857	918
Jo-Ann Stores Holdings Inc., 9.75%, 10/15/19 (e) (r)	6,316	6,632
KB Home, 7.50%, 09/15/22	4,421	4,963
Lamar Media Corp., 5.00%, 05/01/23	5,233	5,233
Lear Corp.
7.88%, 03/15/18 (e)	2,042	2,216
8.13%, 03/15/20	775	864
4.75%, 01/15/23 (e) (r)	3,797	3,702
Levi Strauss & Co.
7.63%, 05/15/20 (e)	1,812	1,993
6.88%, 05/01/22 (r)	1,053	1,153
Limited Brands Inc.
6.63%, 04/01/21 (e)	5,960	6,735
5.63%, 02/15/22	3,452	3,659
LIN Television Corp., 6.38%, 01/15/21 (e) (r)	6,316	6,727
Marina District Finance Co. Inc., 9.88%, 08/15/18 (e)	8,000	8,240
MDC Partners Inc., 11.00%, 11/01/16	2,279	2,530
MGM Resorts International
7.63%, 01/15/17 (e)	2,925	3,247
11.38%, 03/01/18 (e)	2,000	2,545
8.63%, 02/01/19 (e)	5,000	5,825
6.75%, 10/01/20 (e) (r)	4,821	5,110
6.63%, 12/15/21 (e)	6,342	6,651
MTR Gaming Group Inc., 11.50%, 08/01/19 (e)	6,060	6,287
Nara Cable Funding Ltd., 8.88%, 12/01/18 (r)	4,751	4,977
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	7,626	7,703
New Academy Finance Co. LLC, 8.00%, 06/15/18 (e) (r)	1,966	2,035
Ono Finance II Plc, 10.88%, 07/15/19 (e) (r)	5,172	5,353
Palace Entertainment Holdings LLC, 8.88%, 04/15/17 (r)	4,667	4,947
Party City Holdings Inc. Extended Term Loan, 4.25%, 07/25/19 (i)	1,945	1,958
Petco Holdings Inc., 8.50%, 10/15/17 (e) (r)	9,000	9,281
Phillips-Van Heusen Corp., 7.38%, 05/15/20	320	357
PVH Corp., 4.50%, 12/15/22 (e)	10,508	10,350
Radio Systems Corp., 8.38%, 11/01/19 (r)	900	952
Regal Entertainment Group
9.13%, 08/15/18 (e)	3,215	3,609
5.75%, 02/01/25	1,735	1,705
RHP Hotel Properties LP, 5.00%, 04/15/21	2,632	2,632
Royal Caribbean Cruises Ltd.
7.25%, 06/15/16 (e)	3,500	3,959
5.25%, 11/15/22	1,438	1,456
RSI Home Products Inc., 6.88%, 03/01/18 (r)	8,194	8,317
Sally Holdings LLC, 5.75%, 06/01/22 (e)	1,678	1,751
Scientific Games International Inc., 9.25%, 06/15/19 (e)	2,167	2,386
Seminole Indian Tribe of Florida
7.75%, 10/01/17 (r)	2,583	2,790
6.54%, 10/01/20 (r)	2,000	2,210
ServiceMaster Co.
8.00%, 02/15/20 (e)	4,125	4,424
7.00%, 08/15/20 (e) (r)	5,327	5,513
SES SA, 3.60%, 04/04/23 (r)	2,087	2,087
Seven Seas Cruises S. de R.L. LLC, 9.13%, 05/15/19	3,500	3,789
Shea Homes LP, 8.63%, 05/15/19 (e)	2,721	3,054
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (e) (r)	6,500	6,476
Starz LLC, 5.00%, 09/15/19	6,545	6,741
Studio City Finance Ltd., 8.50%, 12/01/20 (r)	12,712	13,951
Taylor Morrison Communities Inc., 7.75%, 04/15/20 (r)	3,617	3,879
Tempur-Pedic International Inc., 6.88%, 12/15/20 (r)	948	1,012
Tenneco Inc.
7.75%, 08/15/18	508	559
6.88%, 12/15/20 (e)	6,565	7,213
Tower Automotive Holdings USA LLC, 10.63%, 09/01/17 (r)	3,000	3,345
Toys R Us Inc., 10.38%, 08/15/17 (e)	8,286	8,400
TRW Automotive Inc.
7.00%, 03/15/14 (r)	1,500	1,571
8.88%, 12/01/17 (r)	2,000	2,182
4.50%, 03/01/21 (e) (r)	3,989	4,049
Unitymedia Hessen GmbH & Co. KG
7.50%, 03/15/19 (r)	13,159	14,393
5.50%, 01/15/23 (r)	7,860	8,076
Visant Corp., 10.00%, 10/01/17 (e)	4,000	3,650
WideOpenWest Finance LLC
10.25%, 07/15/19 (r)	7,500	8,344
13.38%, 10/15/19 (e) (r)	4,000	4,520
WMG Acquisition Corp. Term Loan, 5.25%, 10/31/18 (i)	2,568	2,604
WMG Holdings Corp., 13.75%, 10/01/19	3,000	3,532
Wolverine World Wide Inc., 6.13%, 10/15/20 (r)	6,649	7,056

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Wynn Las Vegas LLC, 5.38%, 03/15/22 (e)	6,000	6,292
Yonkers Racing Corp, 11.38%, 07/15/16 (r)	3,635	3,899
		496,981
CONSUMER STAPLES - 2.9%
Altria Group Inc., 10.20%, 02/06/39 (l)	1,000	1,683
ARAMARK Corp.
3.80%, 02/01/15 (i)	220	220
8.63%, 05/01/16 (e) (r)	4,967	5,042
5.75%, 03/15/20 (r)	2,309	2,361
Armored Autogroup Inc., 9.25%, 11/01/18	2,000	1,785
Chiquita Brands International Inc., 7.88%, 02/01/21 (e) (r)	1,181	1,239
Dole Food Co. Inc., 8.00%, 10/01/16 (r)	345	359
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (r)	12,036	12,051
Michael Foods Holding Inc., 8.50%, 07/15/18 (e) (r)	3,570	3,686
Pernod-Ricard SA, 5.75%, 04/07/21 (r)	5,368	6,379
Reynolds Group Issuer Inc., 9.88%, 08/15/19 (e)	8,130	8,913
Rite Aid Corp.
9.50%, 06/15/17	3,000	3,146
10.25%, 10/15/19	1,000	1,152
9.25%, 03/15/20 (e)	3,154	3,560
Spectrum Brands Holdings Inc., 9.50%, 06/15/18	3,652	4,136
Spectrum Brands Inc, 6.75%, 03/15/20	2,239	2,415
US Foods Inc., 8.50%, 06/30/19 (r)	10,968	11,640
Yankee Candle Co. Inc., 9.75%, 02/15/17	250	259
		70,026
ENERGY - 15.9%
Access Midstream Partners LP, 4.88%, 05/15/23 (e)	5,000	4,937
Alpha Natural Resources Inc.
9.75%, 04/15/18 (e)	10,000	10,725
6.25%, 06/01/21	8,922	8,030
Alta Mesa Holdings LP, 9.63%, 10/15/18	2,632	2,777
Arch Coal Inc.
9.88%, 06/15/19 (r)	6,857	7,028
7.25%, 06/15/21 (e)	9,090	8,158
Atlas Pipeline Escrow LLC, 6.63%, 10/01/20 (r)	2,500	2,606
Atlas Pipeline Partners LP, 5.88%, 08/01/23 (r)	8,653	8,610
Basic Energy Services Inc., 7.75%, 10/15/22	6,891	7,098
Bill Barrett Corp.
7.63%, 10/01/19	1,650	1,753
7.00%, 10/15/22 (e)	3,475	3,640
Boart Longyear Management Pty Ltd., 7.00%, 04/01/21 (r)	2,695	2,783
BreitBurn Energy Partners LP, 7.88%, 04/15/22	9,125	9,764
Caithness Brookhaven LLC, 6.75%, 07/20/26 (f)	24,285	25,246
Calumet Specialty Products Partners LP
9.38%, 05/01/19	4,766	5,338
9.38%, 05/01/19	3,125	3,500
9.63%, 08/01/20 (e) (r)	1,538	1,734
Chaparral Energy Inc.
9.88%, 10/01/20 (e)	3,636	4,200
7.63%, 11/15/22 (e)	3,750	4,097
7.63%, 11/15/22 (r)	3,500	3,789
Chesapeake Energy Corp.
6.88%, 08/15/18 (e)	1,824	1,956
6.13%, 02/15/21 (e)	3,000	3,191
5.75%, 03/15/23	3,420	3,467
Chesapeake Energy Corp. Term Loan, 5.75%, 12/02/17 (i)	5,000	5,149
Chesapeake Midstream Partners LP
5.88%, 04/15/21 (e)	1,320	1,399
6.13%, 07/15/22 (e)	2,780	2,982
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (e) (r)	2,051	2,113
Consol Energy Inc.
8.00%, 04/01/17 (e)	718	775
8.25%, 04/01/20 (e)	1,191	1,319
6.38%, 03/01/21 (e)	667	689
Denbury Resources Inc., 4.63%, 07/15/23	9,098	8,780
El Paso LLC, 7.80%, 08/01/31	2,460	2,734
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	7,000	8,482
Enterprise Products Operating LLC
8.38%, 08/01/66 (e) (i)	860	989
7.03%, 01/15/68 (i)	3,700	4,292
EP Energy LLC, 9.38%, 05/01/20 (e)	8,067	9,317
EPE Holdings LLC, 8.13%, 12/15/17 (e) (r)	7,120	7,476
Exterran Partners LP, 6.00%, 04/01/21 (r)	2,927	2,916
Forest Oil Corp., 7.50%, 09/15/20 (e) (r)	7,500	7,912
Gulfmark Offshore Inc., 6.38%, 03/15/22	8,435	8,772
Hilcorp Energy Co., 8.00%, 02/15/20 (e) (r)	2,000	2,195
Holly Corp., 9.88%, 06/15/17	1,000	1,064
Hornbeck Offshore Services Inc.
8.00%, 09/01/17	3,000	3,188
5.88%, 04/01/20	3,871	4,006
5.00%, 03/01/21 (r)	9,697	9,624
Inergy Midstream LP, 6.00%, 12/15/20 (r)	1,792	1,864
Legacy Reserves LP, 8.00%, 12/01/20 (r)	9,167	9,488
Lone Pine Resources Canada Ltd., 10.38%, 02/15/17	3,244	2,903
Magnum Hunter Resources Corp., 9.75%, 05/15/20 (r)	7,760	8,148
MarkWest Energy Partners LP
6.25%, 06/15/22	1,541	1,660
4.50%, 07/15/23 (e)	5,000	4,894
Newfield Exploration Co., 5.63%, 07/01/24	4,051	4,183
Offshore Group Investment Ltd., 7.13%, 04/01/23 (r)	8,452	8,642
Oil States International Inc., 5.13%, 01/15/23 (r)	1,632	1,632
Peabody Energy Corp.
6.00%, 11/15/18	2,143	2,277
6.25%, 11/15/21 (e)	3,000	3,120
Penn Virginia Corp., 7.25%, 04/15/19	2,306	2,300
Penn Virginia Resource Partners LP, 8.38%, 06/01/20	3,721	3,907
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (e) (r)	4,235	4,637
Petroplus Finance Ltd., 9.38%, 09/15/19 (c) (d) (r)	2,179	512
Plains Exploration & Production Co., 6.88%, 02/15/23	12,000	13,590
Precision Drilling Corp., 6.63%, 11/15/20 (e)	4,650	4,964
QR Energy LP, 9.25%, 08/01/20	3,882	4,115
Quicksilver Resources Inc., 11.75%, 01/01/16 (e)	1,944	1,983
Range Resources Corp.
5.75%, 06/01/21 (e)	5,144	5,517
5.00%, 03/15/23 (e) (r)	5,217	5,334
Samson Investment Co., 9.75%, 02/15/20 (e) (r)	3,556	3,778
SandRidge Energy Inc.
8.75%, 01/15/20	1,275	1,374
8.13%, 10/15/22 (e)	5,000	5,337
7.50%, 02/15/23	1,286	1,334
Seadrill Ltd., 5.63%, 09/15/17 (e) (r)	11,257	11,370
SunCoke Energy Partners LP, 7.38%, 02/01/20 (r)	5,410	5,694
Valero Energy Corp., 9.38%, 03/15/19	1,767	2,411

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Vanguard Natural Resources LLC, 7.88%, 04/01/20 (e)	4,545	4,875
W&T Offshore Inc., 8.50%, 06/15/19 (e)	9,050	9,842
WPX Energy Inc., 6.00%, 01/15/22	6,647	6,963
		379,248
FINANCIALS - 6.3%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	6,483	6,321
Ally Financial Inc.
4.63%, 06/26/15	10,000	10,463
3.13%, 01/15/16	6,667	6,750
7.50%, 09/15/20	5,000	6,100
Bank of America Corp., 8.00%, (callable at 100 beginning 01/30/18) (m)	6,500	7,305
Barclays Bank Plc, 7.63%, 11/21/22 (e)	7,000	6,904
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (m)	10,000	10,378
5.95% (callable at 100 beginning 01/30/23) (m)	7,000	7,262
CKE Holdings Inc., 10.50%, 03/14/16 (e) (r)	3,536	3,740
CNH Capital LLC, 3.88%, 11/01/15	7,575	7,764
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	6,098	6,716
General Electric Capital Corp., 6.25%, (callable at 100 beginning 12/15/22) (m)	15,001	16,464
Genworth Financial Inc., 7.63%, 09/24/21	5,075	6,113
Host Hotels & Resorts LP
5.88%, 06/15/19 (e)	5,000	5,494
6.00%, 10/01/21	1,316	1,522
International Lease Finance Corp.
8.63%, 09/15/15 (e)	2,988	3,399
8.25%, 12/15/20 (e)	3,003	3,679
8.63%, 01/15/22 (e)	3,000	3,817
Liberty Mutual Group Inc.
4.95%, 05/01/22 (r)	4,000	4,386
7.80%, 03/15/37 (i) (r)	2,300	2,679
Milestone Aviation Group LLC, 8.63%, 12/15/17 (q)	6,000	6,165
Springleaf Finance Corp., 6.90%, 12/15/17	5,000	5,025
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17 (i)	5,969	6,000
Toys R Us Property Co. I LLC, 10.75%, 07/15/17	3,000	3,229
Washington Mutual Bank, 0.00%, 06/15/11 (c) (d) (f)	1,500	3
WEA Finance LLC, 6.75%, 09/02/19 (r)	2,694	3,332
		151,010
HEALTH CARE - 5.7%
Biomet Inc., 6.50%, 08/01/20 (r)	4,511	4,787
CDRT Holding Corp., 9.25%, 10/01/17 (r)	13,637	14,148
CFR International SpA, 5.13%, 12/06/22 (e) (r)	2,462	2,531
Community Health Systems Inc., 8.00%, 11/15/19	7,294	8,078
DJO Finance LLC
7.75%, 04/15/18 (e)	7,921	8,079
9.88%, 04/15/18	1,600	1,756
Endo Health Solutions Inc., 7.25%, 01/15/22 (e)	2,124	2,283
Endo Pharmaceuticals Holdings Inc., 7.00%, 12/15/20	2,260	2,413
Fresenius Medical Care US Finance Inc.
6.50%, 09/15/18 (e) (r)	2,300	2,622
5.75%, 02/15/21 (e) (r)	3,667	4,043
HCA Holdings Inc., 6.25%, 02/15/21 (e)	2,678	2,855
HCA Inc.
5.75%, 03/15/14	3,561	3,690
6.50%, 02/15/16 (e)	4,000	4,380
6.50%, 02/15/20 (e)	6,571	7,413
7.50%, 02/15/22 (e)	3,000	3,450
5.88%, 05/01/23 (e)	6,000	6,240
Health Management Associates Inc., 7.38%, 01/15/20 (e)	2,182	2,395
HealthSouth Corp., 5.75%, 11/01/24	5,143	5,156
IASIS Healthcare LLC, 8.38%, 05/15/19 (e)	6,800	7,149
Immucor Inc., 11.13%, 08/15/19	2,400	2,736
Omnicare Inc., 7.75%, 06/01/20	2,032	2,250
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	2,260	2,430
Physio-Control International Inc., 9.88%, 01/15/19 (e) (r)	3,600	4,059
Radnet Management Inc., 10.38%, 04/01/18 (e)	5,000	5,213
Res-Care Inc., 10.75%, 01/15/19	3,555	4,017
Valeant Pharmaceuticals International Inc.
6.88%, 12/01/18 (r)	2,442	2,624
6.38%, 10/15/20 (r)	2,390	2,520
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18 (e)	4,679	4,977
7.75%, 02/01/19 (e)	5,000	5,350
VPI Escrow Corp., 6.38%, 10/15/20 (r)	6,372	6,714
		136,358
INDUSTRIALS - 10.0%
ACL I Corp., 10.63%, 02/15/16 (e)	5,245	5,507
ADS Waste Holdings Inc., 8.25%, 10/01/20 (r)	5,263	5,671
Air Canada, 9.25%, 08/01/15 (r)	3,000	3,195
Aircastle Ltd.
9.75%, 08/01/18 (e)	6,000	6,848
6.25%, 12/01/19 (e)	6,155	6,724
Algeco Scotsman Global Finance Plc
8.50%, 10/15/18 (e) (r)	2,000	2,145
10.75%, 10/15/19 (r)	20,000	20,700
Avis Budget Car Rental LLC, 5.50%, 04/01/23 (r)	6,923	6,906
BC Luxco 1 SA, 7.38%, 01/29/20 (e) (r)	3,818	3,952
Bombardier Inc.
4.25%, 01/15/16 (r)	5,795	6,012
7.50%, 03/15/18 (e) (r)	2,730	3,116
7.75%, 03/15/20 (e) (r)	3,000	3,450
6.13%, 01/15/23 (r)	7,604	7,889
Brickman Group Holdings Inc., 9.13%, 11/01/18 (r)	3,600	3,915
Case New Holland Inc., 7.88%, 12/01/17	3,925	4,592
Cleaver-Brooks Inc., 8.75%, 12/15/19 (r)	2,619	2,825
Dematic SA, 7.75%, 12/15/20 (r)	2,500	2,600
Ducommun Inc., 9.75%, 07/15/18	5,081	5,589
Dynacast International LLC, 9.25%, 07/15/19	4,000	4,360
DynCorp International Inc., 10.38%, 07/01/17 (e)	6,831	6,729
EnergySolutions Inc., 10.75%, 08/15/18	8,988	9,370
Florida East Coast Railway Corp., 10.50%, 08/01/17	3,303	3,444
Global A&T Electronics Ltd., 10.00%, 02/01/19 (e) (r)	11,222	12,008
HDTFS Inc., 6.25%, 10/15/22 (e)	1,127	1,223
Hertz Corp., 6.75%, 04/15/19 (e)	3,188	3,479
International Lease Finance Corp., 4.63%, 04/15/21 (e)	9,897	9,872
International Wire Group Holdings Inc., 8.50%, 10/15/17 (e) (r)	6,000	6,180
Iron Mountain Inc., 7.75%, 10/01/19 (e)	5,000	5,556
Jaguar Holding Co. II, 9.50%, 12/01/19 (e) (r)	2,800	3,213
Manitowoc Co. Inc., 5.88%, 10/15/22 (e)	6,808	7,148
MasTec Inc., 4.88%, 03/15/23 (e)	5,966	5,906

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Monitronics International Inc., 9.13%, 04/01/20 (e)	4,338	4,588
Owens Corning
9.00%, 06/15/19	233	299
4.20%, 12/15/22	3,051	3,120
Penske Truck Leasing Co. LP
3.38%, 03/15/18 (r)	9,092	9,458
4.25%, 01/17/23 (r)	3,429	3,454
Polymer Group Inc., 7.75%, 02/01/19 (e)	530	578
Spirit Aerosystems Inc., 7.50%, 10/01/17	485	515
TransUnion Holding Co. Inc.
8.13%, 06/15/18 (e) (r)	2,034	2,171
9.63%, 06/15/18 (e)	2,838	3,086
TransUnion LLC, 11.38%, 06/15/18 (e)	2,006	2,307
Trinseo Materials Operating SCA, 8.75%, 02/01/19 (e) (r)	8,000	7,920
Unit Corp., 6.63%, 05/15/21	90	94
United Rentals North America Inc., 7.63%, 04/15/22	6,372	7,121
Watco Cos. LLC, 6.38%, 04/01/23 (r)	2,022	2,080
Welltec A/S, 8.00%, 02/01/19 (r)	7,429	8,116
Western Express Inc., 12.50%, 04/15/15 (r)	5,000	3,650
		238,681
INFORMATION TECHNOLOGY - 4.4%
Ancestry.com Inc. Term Loan B, 5.57%, 02/28/18 (i)	5,000	5,011
Equinix Inc.
4.88%, 04/01/20	2,571	2,590
7.00%, 07/15/21	5,250	5,827
5.38%, 04/01/23	6,000	6,075
First Data Corp.
11.25%, 03/31/16 (e)	16,000	16,080
12.63%, 01/15/21	1,813	1,965
10.63%, 06/15/21 (r)	2,546	2,575
Global Generations Merger Sub Inc., 11.00%, 12/15/20 (r)	7,000	7,595
IMS Health Inc., 6.00%, 11/01/20 (r)	5,853	6,102
Interface Security Systems Holdings Inc., 9.25%, 01/15/18 (r)	6,833	7,055
Jabil Circuit Inc., 4.70%, 09/15/22	3,999	3,984
NCR Corp., 4.63%, 02/15/21 (r)	5,000	4,975
NeuStar Inc., 4.50%, 01/15/23 (r)	3,552	3,392
Nuance Communications Inc., 5.38%, 08/15/20 (r)	5,263	5,329
NXP BV
5.75%, 02/15/21 (e) (r)	1,625	1,686
5.75%, 03/15/23 (r)	1,932	1,971
Seagate HDD Cayman
7.75%, 12/15/18	1,996	2,188
7.00%, 11/01/21 (e)	1,388	1,506
Sensata Technologies BV, 6.50%, 05/15/19 (e) (r)	1,879	2,025
ViaSat Inc., 6.88%, 06/15/20	15,319	16,430
		104,361
MATERIALS - 12.1%
American Rock Salt Co. LLC, 8.25%, 05/01/18 (r)	2,000	1,900
Aperam, 7.38%, 04/01/16 (r)	3,000	3,023
ARD Finance SA, 11.13%, 06/01/18 (r)	3,167	3,452
Ardagh Packaging Finance Plc
7.38%, 10/15/17 (e) (r)	758	830
4.88%, 11/15/22 (r)	421	416
Ashland Inc.
4.75%, 08/15/22 (r)	2,939	2,976
6.88%, 05/15/43 (e) (r)	5,966	6,443
Atkore International Inc., 9.88%, 01/01/18	4,000	4,390
Ball Corp.
6.75%, 09/15/20	5,000	5,513
5.75%, 05/15/21 (e)	410	443
BOE Merger Corp., 9.50%, 11/01/17 (e) (r)	12,000	12,915
Building Materials Corp. of America
7.50%, 03/15/20 (r)	1,172	1,280
6.75%, 05/01/21 (r)	2,308	2,522
Cemex Espana Luxembourg, 9.25%, 05/12/20 (r)	4,821	5,327
Cemex Finance LLC
9.50%, 12/14/16 (r)	6,417	6,946
9.38%, 10/12/22 (e) (r)	3,011	3,500
Cemex SAB de CV
9.50%, 06/15/18 (e) (r)	1,552	1,804
5.88%, 03/25/19 (e) (r)	2,459	2,484
Consolidated Container Co. LLC, 10.13%, 07/15/20 (r)	4,000	4,380
Crown Americas LLC
6.25%, 02/01/21 (e)	6,176	6,747
4.50%, 01/15/23 (r)	4,294	4,165
Eldorado Gold Corp., 6.13%, 12/15/20 (r)	5,057	5,247
Exopack Holding Corp., 10.00%, 06/01/18 (e)	4,000	3,980
Ferrexpo Finance Plc, 7.88%, 04/07/16 (r)	3,000	2,993
FMG Resources August 2006 Pty Ltd.
6.88%, 02/01/18 (e) (r)	9,497	9,984
8.25%, 11/01/19 (e) (r)	10,859	11,714
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/12/17 (i)	15,323	15,497
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23 (e) (r)	9,306	9,333
Graphic Packaging International Inc.
7.88%, 10/01/18 (e)	475	524
4.75%, 04/15/21	1,976	2,001
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	2,165	1,840
Huntsman International LLC
8.63%, 03/15/20	769	859
4.88%, 11/15/20 (e)	3,871	3,900
Ineos Finance Plc, 8.38%, 02/15/19 (e) (r)	1,644	1,819
Ineos Group Holdings Plc, 8.50%, 02/15/16 (e) (r)	11,000	11,165
Lafarge SA, 7.13%, 07/15/36 (e)	2,712	2,888
LyondellBasell Industries NV, 6.00%, 11/15/21	2,364	2,801
Mercer International Inc., 9.50%, 12/01/17	2,000	2,185
Methanex Corp., 3.25%, 12/15/19	3,831	3,864
Mirabela Nickel Ltd., 8.75%, 04/15/18 (r)	2,847	2,598
Momentive Performance Materials Inc., 9.00%, 01/15/21 (e)	8,857	6,643
NewMarket Corp., 4.10%, 12/15/22 (r)	2,522	2,560
Novelis Inc., 8.75%, 12/15/20	1,728	1,948
Omnova Solutions Inc., 7.88%, 11/01/18 (e)	3,066	3,265
Orion Engineered Carbons Finance & Co. SCA, 9.25%, 08/01/19 (e) (r)	5,476	5,531
Owens-Illinois Inc., 7.80%, 05/15/18 (e)	2,000	2,340
Plastipak Holdings Inc., 10.63%, 08/15/19 (r)	2,400	2,748
PolyOne Corp., 5.25%, 03/15/23 (r)	3,000	3,023
Prince Mineral Holding Corp., 11.50%, 12/15/19 (r)	4,000	4,470
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	5,000	5,400
Rock-Tenn Co.
3.50%, 03/01/20	6,088	6,223
4.00%, 03/01/23	2,676	2,706
Rockwood Specialties Group Inc., 4.63%, 10/15/20	5,848	5,994
Sappi Papier Holding GmbH
7.75%, 07/15/17 (r)	3,687	4,074
8.38%, 06/15/19 (e) (r)	3,529	3,917
Sawgrass Merger Sub Inc., 8.75%, 12/15/20 (r)	5,255	5,478

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Sealed Air Corp.
8.13%, 09/15/19 (r)	1,190	1,346
8.38%, 09/15/21 (r)	1,017	1,164
5.25%, 04/01/23 (r)	1,882	1,889
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (r)	8,797	8,973
Taminco Acquisition Corp., 9.13%, 12/15/17 (r)	6,196	6,258
Tekni-Plex Inc., 9.75%, 06/01/19 (r)	7,957	8,792
Verso Paper Holdings LLC, 11.75%, 01/15/19 (e)	2,821	3,047
Xstrata Finance Canada Ltd.
1.80%, 10/23/15 (r)	7,447	7,532
4.00%, 10/25/22 (r)	5,239	5,277
		287,246
TELECOMMUNICATION SERVICES - 7.9%
Avaya Inc., 7.00%, 04/01/19 (r)	3,945	3,856
CenturyLink Inc., 5.63%, 04/01/20	5,297	5,416
Cincinnati Bell Inc., 8.75%, 03/15/18 (e)	4,403	4,370
Clearwire Communications LLC
12.00%, 12/01/15 (r)	3,000	3,236
14.75%, 12/01/16 (r)	1,000	1,400
12.00%, 12/01/17 (r)	6,167	7,215
Consolidated Communications Finance Co., 10.88%, 06/01/20 (q)	5,538	6,313
Frontier Communications Corp.
8.50%, 04/15/20	6,244	7,071
9.25%, 07/01/21	5,000	5,738
8.75%, 04/15/22	1,295	1,441
7.63%, 04/15/24	3,390	3,488
9.00%, 08/15/31	7,429	7,671
Inmarsat Finance Plc, 7.38%, 12/01/17 (r)	2,539	2,704
Intelsat Luxembourg SA
11.25%, 02/04/17 (e)	19,500	20,768
11.50%, 02/04/17 (e)	8,000	8,496
7.75%, 06/01/21 (r)	10,993	11,185
8.13%, 06/01/23 (r)	5,854	5,949
ITC Deltacom Inc., 10.50%, 04/01/16 (e)	2,706	2,855
Level 3 Communications Inc., 11.88%, 02/01/19 (e)	2,000	2,345
Lynx I Corp., 5.38%, 04/15/21 (e) (r)	3,234	3,363
Lynx II Corp., 6.38%, 04/15/23 (e) (r)	8,066	8,449
Qwest Communications International Inc., 7.13%, 04/01/18	1,844	1,918
Santander Holdings USA Inc., 4.63%, 04/19/16	1,100	1,176
Sprint Capital Corp.
6.90%, 05/01/19	4,000	4,390
6.88%, 11/15/28	22,141	22,639
Sprint Nextel Corp.
7.00%, 03/01/20 (r)	2,553	2,974
11.50%, 11/15/21 (e)	4,000	5,600
6.00%, 11/15/22 (e)	6,000	6,165
UPC Holding BV, 9.88%, 04/15/18 (r)	1,573	1,756
Virgin Media Finance Plc
8.38%, 10/15/19 (e)	1,549	1,731
8.38%, 10/15/19 (e) (f)	1,549	6
Wind Acquisition Finance SA
7.25%, 02/15/18 (e) (r)	5,854	6,096
7.25%, 02/15/18 (e) (r)	3,146	3,268
Windstream Corp.
7.75%, 10/15/20 (e)	2,333	2,531
6.38%, 08/01/23 (e) (r)	3,734	3,706
		187,285
UTILITIES - 2.6%
AES Corp.
9.75%, 04/15/16	1,355	1,616
8.00%, 10/15/17 (e)	2,000	2,352
8.00%, 06/01/20 (e)	2,000	2,370
7.38%, 07/01/21	3,367	3,906
Calpine Corp., 7.88%, 01/15/23 (e) (r)	5,765	6,399
CMS Energy Corp., 6.55%, 07/17/17	1,500	1,792
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (r)	5,555	6,677
Dynegy Inc. 1st Lien Term Loan
9.86%, 08/04/16 (i)	1,897	1,973
9.86%, 08/04/16 (i)	1,228	1,278
Energy Future Intermediate Holding Co. LLC, 11.75%, 03/01/22 (r)	12,333	14,183
GenOn Energy Inc., 9.50%, 10/15/18 (e)	1,143	1,346
Ipalco Enterprises Inc.
7.25%, 04/01/16 (r)	800	898
5.00%, 05/01/18	1,898	2,050
NRG Energy Inc., 7.63%, 01/15/18	3,825	4,351
Puget Energy Inc.
6.00%, 09/01/21	4,669	5,306
5.63%, 07/15/22 (e)	5,818	6,409
		62,906
Total Corporate Bonds and Notes (cost $2,001,789)		2,114,102

COMMON STOCKS - 2.5%
CONSUMER DISCRETIONARY - 0.3%
DISH Network Corp. - Class A	170	6,443
Home Interior Gift Inc. (c) (f)	429	—
		6,443
CONSUMER STAPLES - 0.3%
B&G Foods Inc.	220	6,708

ENERGY - 0.7%
BreitBurn Energy Partners LP	160	3,206
Copano Energy LLC	100	4,052
Inergy LP	95	1,941
Linn Energy LLC	80	3,032
MarkWest Energy Partners LP	80	4,860
Martin Midstream Partners LP	16	629
		17,720
FINANCIALS - 0.8%
Hartford Financial Services Group Inc.	130	3,354
JPMorgan Chase & Co.	165	7,831
Wells Fargo & Co.	200	7,398
		18,583
HEALTH CARE - 0.2%
DaVita HealthCare Partners Inc. (c)	40	4,744

MATERIALS - 0.0%
Rock-Tenn Co. - Class A	—	19

TELECOMMUNICATION SERVICES - 0.2%
Windstream Corp. (e)	440	3,498

UTILITIES - 0.0%
Suburban Propane Partners LP	10	457

Total Common Stocks (cost $45,967)		58,172

PREFERRED STOCKS - 1.5%
ENERGY - 0.4%
NuStar Logistics LP, 7.63%	388	10,402

FINANCIALS - 1.1%
Allstate Corp., 5.10%	182	4,765
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 05/13/13) (m) (r)	1	1,003

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/17), Series Z (c) (d) (m)	50	166
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 05/20/13), Series T (c) (d) (m)	40	137
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	19	62
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 05/01/22), Series P (m)	310	8,578
U.S. Bancorp, 6.00%, (callable at 25 beginning 04/15/17), Series G (m)	369	10,273
		24,984
Total Preferred Stocks (cost $34,337)		35,386

TRUST PREFERREDS - 0.1%
FINANCIALS - 0.1%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	95	2,716

Total Trust Preferreds (cost $2,430)		2,716

INVESTMENT COMPANIES - 0.5%
Eaton Vance Senior Floating-Rate Trust (e)	150	2,497
Invesco Senior Income Trust (e)	400	2,296
Kayne Anderson MLP Investment Co.	140	4,861
PIMCO Floating Rate Strategy Fund	267	3,056

Total Investment Companies (cost $10,059)		12,710

OTHER EQUITY INTERESTS - 0.6%
Dynegy Holdings LLC, 7.75%, 06/01/19 (f) (u)	3,500	—
GenOn Energy Inc., 9.88%, 10/15/20 (e) (u)	6,813	7,801
Stone Container Finance Co. of Canada II, 7.38%, 07/15/14 (f) (u)	1,375	—
United Rentals North America Inc., 6.13%, 06/15/23 (e) (u)	5,000	5,350
Wind Acquisition Finance SA, 11.75%, 07/15/17 (r) (u)	1,113	1,180

Total Other Equity Interests (cost $13,300)		14,331

SHORT TERM INVESTMENTS - 22.2%
Investment Company - 4.2%
JNL Money Market Fund, 0.03% (a) (h)	100,136	100,136
Securities Lending Collateral - 18.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	429,524	429,524

Total Short Term Investments (cost $529,660)		529,660

Total Investments - 118.3% (cost $2,683,842)		2,819,165
Other Assets and Liabilities, Net - (18.3%)		(435,113)
Total Net Assets - 100.0%		$2,384,052

JNL/PPM America Mid Cap Value Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 11.9%
Bally Technologies Inc. (c)	48	$2,474
Best Buy Co. Inc.	160	3,535
Macy’s Inc.	146	6,100
Meredith Corp. (e)	130	4,962
Newell Rubbermaid Inc.	245	6,400
Royal Caribbean Cruises Ltd.	97	3,232
Viacom Inc. - Class B	52	3,208
		29,911
CONSUMER STAPLES - 2.5%
Ingredion Inc.	87	6,263

ENERGY - 10.3%
Diamond Offshore Drilling Inc. (e)	91	6,309
Helix Energy Solutions Group Inc. (c)	213	4,878
National Oilwell Varco Inc.	35	2,484
Patterson-UTI Energy Inc.	261	6,215
W&T Offshore Inc. (e)	411	5,839
		25,725
FINANCIALS - 18.7%
Allstate Corp.	102	5,000
American Financial Group Inc.	132	6,230
Astoria Financial Corp.	580	5,717
FirstMerit Corp. (e)	298	4,931
Hartford Financial Services Group Inc.	237	6,125
Janus Capital Group Inc. (e)	656	6,162
Lincoln National Corp.	191	6,242
Reinsurance Group of America Inc.	105	6,283
		46,690
HEALTH CARE - 9.5%
CIGNA Corp.	100	6,249
Hill-Rom Holdings Inc.	143	5,050
LifePoint Hospitals Inc. (c)	103	5,001
Owens & Minor Inc. (e)	77	2,501
Teleflex Inc.	59	4,978
		23,779
INDUSTRIALS - 21.9%
Belden Inc.	58	2,970
Con-Way Inc.	138	4,859
Esterline Technologies Corp. (c)	82	6,223
GATX Corp.	73	3,815
Kennametal Inc.	159	6,215
Lincoln Electric Holdings Inc.	90	4,871
SkyWest Inc.	158	2,529
Spirit Aerosystems Holdings Inc. - Class A (c)	338	6,426
Steelcase Inc. - Class A	320	4,711
Terex Corp. (c)	174	5,996
Textron Inc.	208	6,200
		54,815
INFORMATION TECHNOLOGY - 11.0%
Applied Materials Inc.	371	5,000
Avnet Inc. (c)	175	6,349
Fairchild Semiconductor International Inc. (c)	437	6,183
Omnivision Technologies Inc. (c)	269	3,700
Teradyne Inc. (c)	388	6,300
		27,532
MATERIALS - 9.6%
Allegheny Technologies Inc.	84	2,673
Ashland Inc.	39	2,920
Nucor Corp.	54	2,483
Olin Corp.	187	4,726
Reliance Steel & Aluminum Co.	88	6,284
Steel Dynamics Inc.	307	4,877
		23,963
UTILITIES - 3.9%
Edison International	93	4,655

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
PNM Resources Inc.	216	5,035
		9,690
Total Common Stocks (cost $216,398)		248,368

SHORT TERM INVESTMENTS - 12.4%
Investment Company - 3.7%
JNL Money Market Fund, 0.03% (a) (h)	9,160	9,160
Securities Lending Collateral - 8.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	21,850	21,850

Total Short Term Investments (cost $31,010)		31,010

Total Investments - 111.7% (cost $247,408)		279,378
Other Assets and Liabilities, Net - (11.7%)		(29,371)
Total Net Assets - 100.0%		$250,007

JNL/PPM America Small Cap Value Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 14.8%
Bally Technologies Inc. (c)	53	$2,734
Bob Evans Farms Inc.	84	3,571
Columbia Sportswear Co. (e)	55	3,178
Jakks Pacific Inc. (e)	289	3,034
Meredith Corp. (e)	93	3,570
Skechers U.S.A. Inc. - Class A (c)	61	1,296
Superior Industries International Inc.	159	2,972
		20,355
CONSUMER STAPLES - 5.2%
Cott Corp. (e)	353	3,576
Ingredion Inc.	49	3,565
		7,141
ENERGY - 9.1%
Helix Energy Solutions Group Inc. (c)	147	3,354
Hercules Offshore Inc. (c)	437	3,240
Patterson-UTI Energy Inc.	113	2,689
W&T Offshore Inc.	225	3,195
		12,478
FINANCIALS - 13.2%
American Financial Group Inc.	58	2,767
Astoria Financial Corp.	312	3,072
FirstMerit Corp. (e)	217	3,587
Independent Bank Corp. (e)	105	3,432
Janus Capital Group Inc. (e)	359	3,378
Reinsurance Group of America Inc.	33	1,981
		18,217
HEALTH CARE - 9.9%
Greatbatch Inc. (c)	119	3,555
Hill-Rom Holdings Inc.	78	2,754
LifePoint Hospitals Inc. (c)	64	3,087
Owens & Minor Inc. (e)	42	1,377
Teleflex Inc.	34	2,831
		13,604
INDUSTRIALS - 25.4%
Apogee Enterprises Inc.	47	1,358
Belden Inc.	65	3,352
Con-Way Inc.	92	3,250
Esterline Technologies Corp. (c)	45	3,437
GATX Corp.	47	2,463
GenCorp Inc. (c) (e)	244	3,244
Kennametal Inc.	87	3,400
Lincoln Electric Holdings Inc.	23	1,262
SkyWest Inc.	196	3,143
Spirit Aerosystems Holdings Inc. - Class A (c)	181	3,441
Steelcase Inc. - Class A	222	3,274
Terex Corp. (c)	98	3,377
		35,001
INFORMATION TECHNOLOGY - 12.3%
Benchmark Electronics Inc. (c)	187	3,366
Fairchild Semiconductor International Inc. (c)	249	3,516
Omnivision Technologies Inc. (c)	244	3,365
SYNNEX Corp. (c)	85	3,156
Teradyne Inc. (c)	216	3,497
		16,900
MATERIALS - 7.5%
Allegheny Technologies Inc.	62	1,972
Olin Corp.	137	3,465
Reliance Steel & Aluminum Co.	33	2,370
Steel Dynamics Inc.	161	2,554
		10,361
UTILITIES - 2.0%
PNM Resources Inc.	116	2,706

Total Common Stocks (cost $118,537)		136,763

SHORT TERM INVESTMENTS - 14.4%
Investment Company - 0.5%
JNL Money Market Fund, 0.03% (a) (h)	766	766
Securities Lending Collateral - 13.9%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	19,071	19,071

Total Short Term Investments (cost $19,837)		19,837

Total Investments - 113.8% (cost $138,374)		156,600
Other Assets and Liabilities, Net - (13.8%)		(19,010)
Total Net Assets - 100.0%		$137,590

JNL/PPM America Value Equity Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 11.7%
Best Buy Co. Inc.	82	$1,825
Comcast Corp. - Class A	85	3,550
Macy’s Inc.	77	3,217
Newell Rubbermaid Inc.	115	3,009
Royal Caribbean Cruises Ltd.	40	1,329
Viacom Inc. - Class B	57	3,485
		16,415
CONSUMER STAPLES - 5.9%
Altria Group Inc.	81	2,782
Archer-Daniels-Midland Co.	97	3,285
CVS Caremark Corp.	40	2,178
		8,245
ENERGY - 12.7%
Apache Corp.	46	3,519
Chevron Corp.	29	3,458
Diamond Offshore Drilling Inc. (e)	47	3,262
National Oilwell Varco Inc.	37	2,590
Occidental Petroleum Corp.	42	3,299

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Patterson-UTI Energy Inc.	76	1,814
		17,942
FINANCIALS - 23.9%
Allstate Corp.	53	2,576
Bank of America Corp.	135	1,644
Goldman Sachs Group Inc.	23	3,399
Hartford Financial Services Group Inc.	135	3,494
JPMorgan Chase & Co.	68	3,232
Lincoln National Corp.	105	3,421
Morgan Stanley	149	3,264
PNC Financial Services Group Inc.	47	3,112
Travelers Cos. Inc.	39	3,292
U.S. Bancorp	81	2,742
Wells Fargo & Co.	95	3,499
		33,675
HEALTH CARE - 11.1%
CIGNA Corp.	58	3,618
Johnson & Johnson	18	1,451
Medtronic Inc.	75	3,522
Merck & Co. Inc.	79	3,494
Pfizer Inc.	122	3,518
		15,603
INDUSTRIALS - 9.4%
Caterpillar Inc.	39	3,348
Lockheed Martin Corp.	39	3,745
Spirit Aerosystems Holdings Inc. - Class A (c)	100	1,905
Terex Corp. (c)	41	1,418
Textron Inc.	93	2,761
		13,177
INFORMATION TECHNOLOGY - 16.6%
Apple Inc.	8	3,541
Applied Materials Inc.	215	2,898
Avnet Inc. (c)	46	1,654
Hewlett-Packard Co.	141	3,369
Intel Corp.	165	3,605
International Business Machines Corp.	10	2,112
Microsoft Corp.	123	3,513
Texas Instruments Inc.	75	2,647
		23,339
MATERIALS - 3.8%
Allegheny Technologies Inc.	56	1,763
Ashland Inc. (e)	18	1,323
Nucor Corp.	50	2,312
		5,398
TELECOMMUNICATION SERVICES - 3.0%
AT&T Inc.	76	2,781
Verizon Communications Inc.	29	1,425
		4,206
UTILITIES - 1.5%
Edison International	41	2,073

Total Common Stocks (cost $116,265)		140,073

SHORT TERM INVESTMENTS - 2.4%
Investment Company - 0.2%
JNL Money Market Fund, 0.03% (a) (h)	272	272
Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	3,058	3,058

Total Short Term Investments (cost $3,330)		3,330

Total Investments - 102.0% (cost $119,595)		143,403
Other Assets and Liabilities, Net - (2.0%)		(2,832)
Total Net Assets - 100.0%		$140,571

JNL/Red Rocks Listed Private Equity Fund
COMMON STOCKS - 99.6%
DIVERSIFIED - 12.5%
Holding Companies - Diversified - 12.5%
Ackermans & van Haaren NV	175	$14,816
Aker ASA	434	16,360
Remgro Ltd.	571	11,373
Schouw & Co.	807	27,818
Wendel Investissement	243	25,732
		96,099
FINANCIALS - 83.7%
Closed - End Funds - 35.1%
AP Alternative Assets LP	1,822	32,070
Candover Investments Plc (c)	702	4,227
Castle Private Equity Ltd. (c)	914	13,725
Conversus Capital LP	1,727	846
Electra Private Equity Plc (c)	1,181	42,508
Graphite Enterprise Trust Plc	2,742	20,834
HarbourVest Global Private Equity Ltd. (c)	3,031	27,508
HBM Healthcare Investments AG - Class A (c) (e)	256	13,861
HgCapital Trust Plc	1,136	20,414
Pantheon International LLC (c)	991	16,210
Pantheon International LLC - Redeemable Shares (c)	515	8,076
Princess Private Equity Holding Ltd.	2,326	20,987
Standard Life European Private Equity Trust Plc	3,610	10,160
SVG Capital Plc (c)	6,208	37,947
		269,373
Diversified Financial Services - 18.5%
Blackstone Group LP	1,959	38,749
Intermediate Capital Group Plc	2,665	17,193
KKR & Co. LP	2,016	38,947
Oaktree Capital Group LLC - Class A	267	13,623
Onex Corp.	702	33,458
		141,970
Investment Companies - 5.6%
Hosken Consolidated Investments Ltd.	871	10,652
Investor AB	554	16,034
NB Private Equity Partners Ltd. - Class A	903	7,901
Ratos AB	806	8,529
		43,116
Real Estate - 3.2%
Brookfield Asset Management Inc. - Class A	677	24,715
Venture Capital - 21.3%
Altamir Amboise	1,571	18,408
American Capital Ltd. (c)	2,096	30,598
Apollo Global Management LLC - Class A	1,412	30,565
Aurelius AG	286	18,379
Bure Equity AB	1,364	4,882
Carlyle Group LP	454	13,718
Deutsche Beteiligungs AG	196	4,738
Eurazeo	557	28,259
Gimv NV	104	5,198
IP Group Plc (c)	3,557	8,087
		162,832

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 3.4%
ICG Group Inc. (c)	1,219	15,217
Safeguard Scientifics Inc. (c)	700	11,064

Total Common Stocks (cost $619,492)		764,386

SHORT TERM INVESTMENTS - 0.3%
Investment Company - 0.3%
JNL Money Market Fund, 0.03% (a) (h)	2,022	2,022
Securities Lending Collateral - 0.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	92	92

Total Short Term Investments (cost $2,114)		2,114

Total Investments - 99.9% (cost $621,606)		766,500
Other Assets and Liabilities, Net - 0.1%		590
Total Net Assets - 100.0%		$767,090

JNL/S&P Competitive Advantage Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 43.7%
Apollo Group Inc. - Class A (c) (e)	1,486	$25,837
Bed Bath & Beyond Inc. (c)	485	31,257
Big Lots Inc. (c)	1,016	35,847
Chipotle Mexican Grill Inc. - Class A (c)	108	35,355
Coach Inc.	493	24,641
Dollar Tree Inc. (c)	686	33,200
Family Dollar Stores Inc.	400	23,644
Fossil Inc. (c)	331	31,982
Gap Inc.	827	29,273
Netflix Inc. (c)	349	66,171
PetSmart Inc.	404	25,058
Ross Stores Inc.	500	30,337
Starbucks Corp.	552	31,424
		424,026
CONSUMER STAPLES - 7.0%
Estee Lauder Cos. Inc. - Class A	491	31,455
Kroger Co.	1,091	36,143
		67,598
HEALTH CARE - 3.0%
Varian Medical Systems Inc. (c)	412	29,667

INDUSTRIALS - 20.2%
Boeing Co.	385	33,072
CH Robinson Worldwide Inc.	462	27,463
Fastenal Co.	685	35,149
Robert Half International Inc.	1,010	37,910
Rockwell Automation Inc.	361	31,184
Rockwell Collins Inc.	500	31,586
		196,364
INFORMATION TECHNOLOGY - 23.0%
Apple Inc.	49	21,555
Intel Corp.	1,462	31,949
Intuit Inc.	478	31,357
MasterCard Inc. - Class A	59	31,685
Paychex Inc. (e)	876	30,710
Seagate Technology	1,137	41,560
Western Union Co.	2,269	34,131
		222,947
MATERIALS - 2.6%
CF Industries Holdings Inc.	133	25,343

Total Common Stocks (cost $836,222)		965,945

SHORT TERM INVESTMENTS - 2.4%
Investment Company - 0.5%
JNL Money Market Fund, 0.03% (a) (h)	4,697	4,697
Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	18,756	18,756

Total Short Term Investments (cost $23,453)		23,453

Total Investments - 101.9% (cost $859,675)		989,398
Other Assets and Liabilities, Net - (1.9%)		(18,429)
Total Net Assets - 100.0%		$970,969

JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 10.1%
Hasbro Inc. (e)	1,170	$51,390
Mattel Inc.	1,199	52,512
McDonald’s Corp.	517	51,519
		155,421
CONSUMER STAPLES - 10.2%
HJ Heinz Co.	769	55,607
Kimberly-Clark Corp.	525	51,414
Sysco Corp.	1,421	49,984
		157,005
ENERGY - 9.4%
Chevron Corp.	426	50,569
ConocoPhillips	790	47,477
Occidental Petroleum Corp.	598	46,871
		144,917
FINANCIALS - 9.9%
CME Group Inc.	814	49,962
HCP Inc.	998	49,784
Kimco Realty Corp.	2,335	52,314
		152,060
HEALTH CARE - 10.5%
Bristol-Myers Squibb Co.	1,379	56,781
Johnson & Johnson	645	52,593
Pfizer Inc.	1,798	51,885
		161,259
INDUSTRIALS - 9.7%
Lockheed Martin Corp.	482	46,534
Norfolk Southern Corp.	745	57,422
Raytheon Co.	787	46,288
		150,244
INFORMATION TECHNOLOGY - 11.8%
Hewlett-Packard Co.	3,463	82,552
Intel Corp.	2,298	50,221
Microsoft Corp.	1,690	48,344
		181,117
MATERIALS - 9.4%
Air Products & Chemicals Inc.	542	47,248
E.I. du Pont de Nemours & Co.	1,043	51,258
Praxair Inc.	420	46,798
		145,304

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 9.0%
AT&T Inc.	1,318	48,355
CenturyLink Inc.	1,158	40,685
Verizon Communications Inc.	1,020	50,109
		139,149
UTILITIES - 9.5%
AGL Resources Inc.	1,154	48,408
Consolidated Edison Inc.	806	49,206
Southern Co.	1,033	48,462
		146,076

Total Common Stocks (cost $1,313,945)		1,532,552

SHORT TERM INVESTMENTS - 3.2%
Investment Company - 0.4%
JNL Money Market Fund, 0.03% (a) (h)	5,686	5,686
Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	43,621	43,621

Total Short Term Investments (cost $49,307)		49,307

Total Investments - 102.7% (cost $1,363,252)		1,581,859
Other Assets and Liabilities, Net - (2.7%)		(41,762)
Total Net Assets - 100.0%		$1,540,097

JNL/S&P Intrinsic Value Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 22.3%
Big Lots Inc. (c)	923	$32,566
Comcast Corp. - Class A	699	29,385
Gannett Co. Inc.	1,453	31,770
Macy’s Inc.	672	28,117
O’Reilly Automotive Inc. (c)	276	28,348
Omnicom Group Inc.	523	30,792
Staples Inc. (e)	2,223	29,850
		210,828
CONSUMER STAPLES - 4.2%
Safeway Inc. (e)	1,519	40,033

ENERGY - 6.2%
Peabody Energy Corp.	1,028	21,749
Valero Energy Corp.	806	36,659
		58,408
HEALTH CARE - 16.4%
Aetna Inc.	602	30,779
AmerisourceBergen Corp.	616	31,689
Bristol-Myers Squibb Co.	797	32,823
Medtronic Inc.	613	28,795
St. Jude Medical Inc.	759	30,674
		154,760
INDUSTRIALS - 18.2%
Dun & Bradstreet Corp. (e)	326	27,278
General Dynamics Corp.	388	27,378
L-3 Communications Holdings Inc.	336	27,188
Northrop Grumman Systems Corp.	387	27,156
Raytheon Co.	452	26,571
Southwest Airlines Co.	2,728	36,774
		172,345
INFORMATION TECHNOLOGY - 32.1%
Applied Materials Inc.	2,423	32,666
CA Inc.	1,174	29,537
Cisco Systems Inc.	1,365	28,552
Dell Inc.	2,697	38,642
Hewlett-Packard Co.	2,001	47,697
KLA-Tencor Corp.	572	30,163
Symantec Corp. (c)	1,386	34,204
Total System Services Inc.	1,185	29,360
Xerox Corp.	3,818	32,835
		303,656

Total Common Stocks (cost $799,341)		940,030

SHORT TERM INVESTMENTS - 6.6%
Investment Company - 0.4%
JNL Money Market Fund, 0.03% (a) (h)	3,410	3,410
Securities Lending Collateral - 6.2%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	58,683	58,683

Total Short Term Investments (cost $62,093)		62,093

Total Investments - 106.0% (cost $861,434)		1,002,123
Other Assets and Liabilities, Net - (6.0%)		(56,979)
Total Net Assets - 100.0%		$945,144

JNL/S&P Total Yield Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 15.4%
Apollo Group Inc. - Class A (c)	1,004	$17,460
GameStop Corp. - Class A (e)	734	20,530
Gannett Co. Inc.	1,084	23,699
Staples Inc. (e)	1,658	22,266
Washington Post Co. - Class B	53	23,620
		107,575
CONSUMER STAPLES - 7.1%
Reynolds American Inc.	441	19,606
Safeway Inc. (e)	1,133	29,864
		49,470
ENERGY - 2.9%
ConocoPhillips	339	20,378

FINANCIALS - 24.0%
American Express Co.	347	23,409
Citigroup Inc.	561	24,820
Goldman Sachs Group Inc.	165	24,231
JPMorgan Chase & Co.	472	22,410
Legg Mason Inc. (e)	760	24,426
MetLife Inc.	584	22,221
State Street Corp.	436	25,788
		167,305
INDUSTRIALS - 23.4%
Flowserve Corp.	140	23,480
General Electric Co.	918	21,227
L-3 Communications Holdings Inc.	251	20,287
Northrop Grumman Systems Corp.	289	20,264
Pitney Bowes Inc. (e)	1,733	25,755
Southwest Airlines Co.	2,035	27,432
Textron Inc.	826	24,614
		163,059

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 21.3%
Applied Materials Inc.	1,808	24,367
CA Inc.	875	22,034
Harris Corp.	409	18,944
Hewlett-Packard Co.	1,493	35,582
Lam Research Corp. (c)	552	22,900
Xerox Corp.	2,848	24,494
		148,321
TELECOMMUNICATION SERVICES - 5.5%
AT&T Inc.	568	20,856
CenturyLink Inc.	496	17,427
		38,283

Total Common Stocks (cost $587,889)		694,391

SHORT TERM INVESTMENTS - 16.4%
Investment Company - 0.7%
JNL Money Market Fund, 0.03% (a) (h)	5,268	5,268
Securities Lending Collateral - 15.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	109,256	109,256

Total Short Term Investments (cost $114,524)		114,524

Total Investments - 116.0% (cost $702,413)		808,915
Other Assets and Liabilities, Net - (16.0%)		(111,568)
Total Net Assets - 100.0%		$697,347

JNL/S&P 4 Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/S&P Competitive Advantage Fund (39.5%) (a)	27,701	$383,665
JNL/S&P Dividend Income & Growth Fund (25.5%) (a)	30,324	392,994
JNL/S&P Intrinsic Value Fund (43.5%) (a)	31,787	411,642
JNL/S&P Total Yield Fund (59.0%) (a)	33,918	411,082

Total Investment Companies (cost $1,192,715)		1,599,383

Total Investments - 100.0% (cost $1,192,715)		1,599,383
Other Assets and Liabilities, Net - (0.0%)		(93)
Total Net Assets - 100.0%		$1,599,290

JNL/S&P Managed Conservative Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/DFA U.S. Core Equity Fund (15.0%) (a)	4,427	$40,157
JNL/Eagle SmallCap Equity Fund (1.4%) (a)	795	20,355
JNL/Franklin Templeton Global Multisector Bond Fund (5.5%) (a)	5,357	64,921
JNL/Franklin Templeton Small Cap Value Fund (2.0%) (a)	1,523	20,847
JNL/Goldman Sachs Core Plus Bond Fund (6.0%) (a)	4,319	53,860
JNL/Goldman Sachs Emerging Markets Debt Fund (2.0%) (a)	1,369	19,318
JNL/Goldman Sachs Mid Cap Value Fund (3.6%) (a)	3,325	41,394
JNL/Invesco Global Real Estate Fund (1.3%) (a)	1,899	19,725
JNL/Invesco International Growth Fund (2.4%) (a)	1,681	18,975
JNL/Invesco Large Cap Growth Fund (3.4%) (a)	2,715	37,308
JNL/JPMorgan International Value Fund (2.4%) (a)	1,759	12,789
JNL/JPMorgan U.S. Government & Quality Bond Fund (14.3%) (a)	15,774	222,412
JNL/Lazard Emerging Markets Fund (1.4%) (a)	1,657	18,842
JNL/PIMCO Real Return Fund (8.2%) (a)	18,856	243,436
JNL/PIMCO Total Return Bond Fund (3.4%) (a)	15,053	197,188
JNL/PPM America Floating Rate Income Fund (13.3%) (a)	9,828	106,146
JNL/PPM America Total Return Fund (17.4%) (a)	7,338	87,252
JNL/T. Rowe Price Established Growth Fund (1.4%) (a)	1,426	38,259
JNL/T. Rowe Price Short-Term Bond Fund (21.4%) (a)	43,085	433,869
JNL/T. Rowe Price Value Fund (4.4%) (a)	5,854	81,545
JNL/WMC Value Fund (4.1%) (a)	2,901	59,782

Total Investment Companies (cost $1,727,739)		1,838,380

Total Investments - 100.0% (cost $1,727,739)		1,838,380
Other Assets and Liabilities, Net - (0.0%)		(254)
Total Net Assets - 100.0%		$1,838,126

JNL/S&P Managed Moderate Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Eagle SmallCap Equity Fund (2.3%) (a)	1,368	$35,014
JNL/Franklin Templeton Global Multisector Bond Fund (12.8%) (a)	12,515	151,682
JNL/Franklin Templeton Small Cap Value Fund (5.7%) (a)	4,332	59,298
JNL/Goldman Sachs Emerging Markets Debt Fund (3.5%) (a)	2,378	33,551
JNL/Goldman Sachs Mid Cap Value Fund (8.8%) (a)	8,190	101,962
JNL/Invesco Global Real Estate Fund (4.4%) (a)	6,592	68,491
JNL/Invesco International Growth Fund (4.0%) (a)	2,794	31,548
JNL/Invesco Large Cap Growth Fund (8.6%) (a)	6,793	93,332
JNL/Invesco Small Cap Growth Fund (4.6%) (a)	1,437	23,214
JNL/JPMorgan International Value Fund (3.8%) (a)	2,701	19,638
JNL/JPMorgan MidCap Growth Fund (1.8%) (a)	457	11,133
JNL/JPMorgan U.S. Government & Quality Bond Fund (13.2%) (a)	14,651	206,582
JNL/Lazard Emerging Markets Fund (2.2%) (a)	2,745	31,212
JNL/Oppenheimer Global Growth Fund (4.6%) (a)	2,724	33,184
JNL/PIMCO Real Return Fund (6.9%) (a)	15,874	204,933
JNL/PIMCO Total Return Bond Fund (5.6%) (a)	24,845	325,464
JNL/PPM America Floating Rate Income Fund (15.2%) (a)	11,261	121,623
JNL/PPM America High Yield Bond Fund (3.9%) (a)	12,486	93,021
JNL/PPM America Total Return Fund (22.0%) (a)	9,307	110,660
JNL/T. Rowe Price Established Growth Fund (7.8%) (a)	8,147	218,594

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/T. Rowe Price Short-Term Bond Fund (32.7%) (a)	65,940	664,014
JNL/T. Rowe Price Value Fund (12.5%) (a)	16,701	232,640
JNL/WMC Value Fund (13.9%) (a)	9,817	202,323

Total Investment Companies (cost $2,821,235)		3,073,113

Total Investments - 100.0% (cost $2,821,235)		3,073,113
Other Assets and Liabilities, Net - (0.0%)		(410)
Total Net Assets - 100.0%		$3,072,703

JNL/S&P Managed Moderate Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (9.4%) (a)	13,699	$147,126
JNL/Eagle SmallCap Equity Fund (11.1%) (a)	6,527	167,013
JNL/Franklin Templeton Global Multisector Bond Fund (28.8%) (a)	28,219	342,013
JNL/Franklin Templeton Small Cap Value Fund (26.7%) (a)	20,419	279,530
JNL/Goldman Sachs Core Plus Bond Fund (8.7%) (a)	6,197	77,275
JNL/Goldman Sachs Emerging Markets Debt Fund (25.9%) (a)	17,784	250,937
JNL/Goldman Sachs Mid Cap Value Fund (23.3%) (a)	21,601	268,935
JNL/Invesco Global Real Estate Fund (9.7%) (a)	14,411	149,733
JNL/Invesco International Growth Fund (13.1%) (a)	9,195	103,808
JNL/Invesco Large Cap Growth Fund (18.9%) (a)	14,934	205,199
JNL/Invesco Small Cap Growth Fund (23.1%) (a)	7,230	116,766
JNL/JPMorgan International Value Fund (12.2%) (a)	8,761	63,693
JNL/JPMorgan MidCap Growth Fund (4.4%) (a)	1,142	27,832
JNL/JPMorgan U.S. Government & Quality Bond Fund (16.6%) (a)	18,321	258,321
JNL/Lazard Emerging Markets Fund (14.5%) (a)	17,770	202,046
JNL/Oppenheimer Global Growth Fund (7.7%) (a)	4,503	54,847
JNL/PIMCO Real Return Fund (3.1%) (a)	7,081	91,414
JNL/PIMCO Total Return Bond Fund (8.9%) (a)	39,465	516,994
JNL/PPM America Floating Rate Income Fund (13.0%) (a)	9,623	103,931
JNL/PPM America High Yield Bond Fund (8.0%) (a)	25,693	191,411
JNL/PPM America Mid Cap Value Fund (7.0%) (a)	1,436	17,419
JNL/PPM America Total Return Fund (31.7%) (a)	13,378	159,062
JNL/T. Rowe Price Established Growth Fund (14.8%) (a)	15,559	417,442
JNL/T. Rowe Price Short-Term Bond Fund (12.0%) (a)	24,124	242,932
JNL/T. Rowe Price Value Fund (21.4%) (a)	28,577	398,071
JNL/WMC Value Fund (22.2%) (a)	15,660	322,763

Total Investment Companies (cost $4,645,954)		5,176,513

Total Investments - 100.0% (cost $4,645,954)		5,176,513
Other Assets and Liabilities, Net - (0.0%)		(686)
Total Net Assets - 100.0%		$5,175,827

JNL/S&P Managed Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (8.7%) (a)	12,584	$135,148
JNL/Eagle SmallCap Equity Fund (17.6%) (a)	10,338	264,557
JNL/Franklin Templeton Global Multisector Bond Fund (3.1%) (a)	3,005	36,422
JNL/Franklin Templeton Small Cap Value Fund (19.2%) (a)	14,637	200,382
JNL/Goldman Sachs Emerging Markets Debt Fund (13.0%) (a)	8,929	125,991
JNL/Goldman Sachs Mid Cap Value Fund (14.7%) (a)	13,625	169,638
JNL/Invesco Global Real Estate Fund (6.8%) (a)	10,059	104,509
JNL/Invesco International Growth Fund (17.6%) (a)	12,412	140,127
JNL/Invesco Large Cap Growth Fund (24.6%) (a)	19,509	268,054
JNL/Invesco Small Cap Growth Fund (7.3%) (a)	2,276	36,752
JNL/JPMorgan International Value Fund (12.7%) (a)	9,120	66,305
JNL/JPMorgan MidCap Growth Fund (32.9%) (a)	8,585	209,213
JNL/JPMorgan U.S. Government & Quality Bond Fund (4.6%) (a)	5,128	72,300
JNL/Lazard Emerging Markets Fund (11.9%) (a)	14,547	165,395
JNL/M&G Global Basics Fund (47.3%) (a)	7,467	105,217
JNL/Oppenheimer Global Growth Fund (15.2%) (a)	8,927	108,732
JNL/PIMCO Real Return Fund (2.1%) (a)	4,768	61,549
JNL/PIMCO Total Return Bond Fund (2.3%) (a)	10,249	134,262
JNL/PPM America High Yield Bond Fund (8.5%) (a)	27,121	202,051
JNL/PPM America Mid Cap Value Fund (7.0%) (a)	1,436	17,419
JNL/PPM America Total Return Fund (7.7%) (a)	3,258	38,742
JNL/T. Rowe Price Established Growth Fund (12.6%) (a)	13,211	354,442
JNL/T. Rowe Price Mid-Cap Growth Fund (5.1%) (a)	3,162	103,064
JNL/T. Rowe Price Value Fund (14.3%) (a)	19,018	264,919
JNL/WMC Value Fund (15.2%) (a)	10,692	220,369

Total Investment Companies (cost $3,136,357)		3,605,559

Total Investments - 100.0% (cost $3,136,357)		3,605,559
Other Assets and Liabilities, Net - (0.0%)		(496)
Total Net Assets - 100.0%		$3,605,063

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/S&P Managed Aggressive Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (2.8%) (a)	4,125	$44,297
JNL/Eagle SmallCap Equity Fund (7.4%) (a)	4,370	111,821
JNL/Franklin Templeton Small Cap Value Fund (7.2%) (a)	5,536	75,794
JNL/Goldman Sachs Emerging Markets Debt Fund (3.6%) (a)	2,448	34,548
JNL/Goldman Sachs Mid Cap Value Fund (6.4%) (a)	5,951	74,085
JNL/Invesco Global Real Estate Fund (3.1%) (a)	4,645	48,266
JNL/Invesco International Growth Fund (6.2%) (a)	4,329	48,873
JNL/Invesco Large Cap Growth Fund (9.6%) (a)	7,623	104,741
JNL/JPMorgan International Value Fund (2.3%) (a)	1,622	11,789
JNL/JPMorgan MidCap Growth Fund (8.0%) (a)	2,082	50,726
JNL/Lazard Emerging Markets Fund (4.1%) (a)	5,061	57,542
JNL/M&G Global Basics Fund (22.4%) (a)	3,536	49,820
JNL/Oppenheimer Global Growth Fund (7.1%) (a)	4,168	50,769
JNL/PIMCO Total Return Bond Fund (0.4%) (a)	1,718	22,501
JNL/PPM America High Yield Bond Fund (2.0%) (a)	6,437	47,958
JNL/T. Rowe Price Established Growth Fund (4.2%) (a)	4,366	117,150
JNL/T. Rowe Price Mid-Cap Growth Fund (2.7%) (a)	1,670	54,439
JNL/T. Rowe Price Value Fund (5.4%) (a)	7,194	100,208
JNL/WMC Value Fund (6.7%) (a)	4,730	97,491

Total Investment Companies (cost $1,016,005)		1,202,818

Total Investments - 100.0% (cost $1,016,005)		1,202,818
Other Assets and Liabilities, Net - (0.0%)		(187)
Total Net Assets - 100.0%		$1,202,631

JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 23.4%
Amazon.com Inc. (c)	472	$125,677
AutoZone Inc. (c)	63	24,838
Carmax Inc. (c)	446	18,586
Carnival Plc	373	13,040
Charter Communications Inc. - Class A (c)	74	7,730
Chipotle Mexican Grill Inc. - Class A (c)	78	25,255
D.R. Horton Inc.	571	13,875
Discovery Communications Inc. - Class A (c)	37	2,874
Discovery Communications Inc. - Class C (c)	138	9,603
Dollar Tree Inc. (c)	160	7,763
Fossil Inc. (c)	173	16,750
Harley-Davidson Inc.	174	9,269
Home Depot Inc.	613	42,740
Las Vegas Sands Corp.	547	30,795
Lennar Corp. - Class A (e)	334	13,838
Lowe’s Cos. Inc.	416	15,771
Lululemon Athletica Inc. (c) (e)	218	13,617
Marriott International Inc. - Class A	281	11,879
MGM Resorts International (c)	248	3,262
Netflix Inc. (c) (e)	90	16,952
News Corp. - Class A	324	9,873
Nike Inc. - Class B	267	15,744
Prada SpA	1,167	11,905
Priceline.com Inc. (c)	93	63,782
PVH Corp.	81	8,673
Ralph Lauren Corp. - Class A	53	8,889
Ross Stores Inc.	223	13,543
Starbucks Corp.	617	35,133
Starwood Hotels & Resorts Worldwide Inc.	317	20,209
Tractor Supply Co.	107	11,121
TripAdvisor Inc. (c)	263	13,813
Walt Disney Co.	310	17,591
Yum! Brands Inc.	64	4,626
		659,016
CONSUMER STAPLES - 6.4%
Anheuser-Busch InBev NV	117	11,600
Coca-Cola Co.	402	16,273
Colgate-Palmolive Co.	116	13,739
Costco Wholesale Corp.	201	21,349
CVS Caremark Corp.	565	31,047
Green Mountain Coffee Roasters Inc. (c) (e)	61	3,445
Monster Beverage Corp. (c)	193	9,200
Nestle SA	171	12,392
Pernod-Ricard SA	70	8,689
Philip Morris International Inc.	152	14,129
Procter & Gamble Co.	222	17,130
Whole Foods Market Inc.	238	20,610
		179,603
ENERGY - 6.0%
Cabot Oil & Gas Corp. - Class A	86	5,842
Cimarex Energy Co.	114	8,615
EOG Resources Inc.	160	20,504
EQT Corp.	219	14,858
FMC Technologies Inc. (c)	357	19,406
Phillips 66	264	18,437
Pioneer Natural Resources Co.	140	17,420
Range Resources Corp.	324	26,273
Schlumberger Ltd.	259	19,427
Williams Cos. Inc.	481	18,033
		168,815
FINANCIALS - 6.1%
American Express Co.	539	36,368
American Tower Corp.	749	57,629
Franklin Resources Inc.	186	27,990
IntercontinentalExchange Inc. (c) (e)	60	9,719
Invesco Ltd.	780	22,580
JPMorgan Chase & Co.	184	8,718
U.S. Bancorp	278	9,416
		172,420
HEALTH CARE - 11.8%
Alexion Pharmaceuticals Inc. (c)	180	16,558
Allergan Inc.	140	15,572
Baxter International Inc.	138	10,053
Biogen Idec Inc. (c)	177	34,164
Catamaran Corp. (c)	238	12,630
Celgene Corp. (c)	214	24,782
Edwards Lifesciences Corp. (c)	148	12,176
Express Scripts Holding Co. (c)	98	5,632
Gilead Sciences Inc. (c)	1,183	57,896
HCA Holdings Inc.	200	8,122
Idexx Laboratories Inc. (c)	111	10,237
McKesson Corp.	316	34,158
Novo-Nordisk A/S	90	14,529
Onyx Pharmaceuticals Inc. (c)	79	7,047
Pharmacyclics Inc. (c)	99	7,985
Regeneron Pharmaceuticals Inc. (c)	55	9,773

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Stryker Corp.	212	13,857
UnitedHealth Group Inc.	249	14,234
Valeant Pharmaceuticals International Inc. (c)	277	20,780
Zoetis Inc. - Class A (c)	61	2,034
		332,219
INDUSTRIALS - 12.3%
Babcock & Wilcox Co.	133	3,787
Boeing Co.	205	17,634
Danaher Corp.	1,053	65,463
Fastenal Co.	750	38,533
FedEx Corp.	182	17,862
IHS Inc. - Class A (c)	89	9,293
JB Hunt Transport Services Inc.	203	15,090
Kansas City Southern	317	35,122
Precision Castparts Corp.	244	46,305
Roper Industries Inc.	235	29,956
Union Pacific Corp.	181	25,776
United Continental Holdings Inc. (c)	340	10,895
United Parcel Service Inc. - Class B	245	21,054
WW Grainger Inc.	37	8,392
		345,162
INFORMATION TECHNOLOGY - 27.1%
Accenture Plc - Class A	383	29,058
Akamai Technologies Inc. (c)	313	11,042
Alliance Data Systems Corp. (c) (e)	60	9,649
Apple Inc.	119	52,540
Autodesk Inc. (c)	221	9,114
Baidu.com - ADR - Class A (c)	141	12,322
Broadcom Corp. - Class A	427	14,814
Cognizant Technology Solutions Corp. - Class A (c)	233	17,827
eBay Inc. (c)	1,290	69,960
Facebook Inc. - Class A (c)	648	16,567
Fiserv Inc. (c)	128	11,216
Google Inc. - Class A (c)	192	152,613
Juniper Networks Inc. (c)	924	17,129
LinkedIn Corp. (c)	151	26,585
MasterCard Inc. - Class A	159	86,202
NetSuite Inc. (c)	61	4,902
Nuance Communications Inc. (c) (e)	305	6,146
QUALCOMM Inc.	998	66,803
Red Hat Inc. (c)	406	20,543
Salesforce.com Inc. (c)	190	34,049
Samsung Electronics Co. Ltd.	15	20,109
Tencent Holdings Ltd.	190	6,077
Trimble Navigation Ltd. (c)	226	6,778
Twitter Inc. Private Placement (c) (f) (q)	78	1,332
Visa Inc. - Class A	357	60,548
		763,925
MATERIALS - 3.3%
Ecolab Inc.	239	19,179
Praxair Inc.	402	44,794
Sherwin-Williams Co.	180	30,434
		94,407
TELECOMMUNICATION SERVICES - 2.9%
Crown Castle International Corp. (c)	1,065	74,188
SBA Communications Corp. (c)	95	6,856
		81,044

Total Common Stocks (cost $2,131,136)		2,796,611

PREFERRED STOCKS - 0.1%
INFORMATION TECHNOLOGY - 0.1%
LivingSocial, Convertible Preferred, Series F (c) (f) (q)	154	173
Twitter Inc. Private Placement, Convertible Preferred, Series A (c) (f) (q)	—	3
Twitter Inc. Private Placement, Convertible Preferred, Series B (c) (f) (q)	66	1,118
Twitter Inc. Private Placement, Convertible Preferred, Series C (c) (f) (q)	18	302
Twitter Inc. Private Placement, Convertible Preferred, Series D (c) (f) (q)	30	511
Twitter Inc. Private Placement, Convertible Preferred, Series F (c) (f) (q)	11	192
Twitter Inc. Private Placement, Convertible Preferred, Series G-2 (c) (f) (q)	123	2,086

Total Preferred Stocks (cost $5,164)		4,385

SHORT TERM INVESTMENTS - 3.4%
Investment Companies - 1.0%
JNL Money Market Fund, 0.03% (a) (h)	2,000	2,000
T. Rowe Price Reserves Investment Fund, 0.09% (a) (h)	26,076	26,076
		28,076
Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	66,770	66,770

Total Short Term Investments (cost $94,846)		94,846

Total Investments - 102.8% (cost $2,231,146)		2,895,842
Other Assets and Liabilities, Net - (2.8%)		(78,491)
Total Net Assets - 100.0%		$2,817,351

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS - 95.3%
CONSUMER DISCRETIONARY - 14.6%
AutoZone Inc. (c)	50	$19,838
Carmax Inc. (c)	730	30,441
Charter Communications Inc. - Class A (c)	211	21,982
Chipotle Mexican Grill Inc. - Class A (c)	23	7,495
Choice Hotels International Inc. (e)	255	10,789
Discovery Communications Inc. - Class C (c)	100	6,954
Dollar General Corp. (c)	451	22,812
Dollar Tree Inc. (c)	306	14,820
DSW Inc. - Class A	152	9,698
Gentex Corp.	40	800
Harley-Davidson Inc.	248	13,218
Kohl’s Corp.	352	16,238
Liberty Interactive Corp. - Interactive Class A (c)	447	9,557
Marriott International Inc. - Class A	401	16,934
Netflix Inc. (c)	66	12,501
Norwegian Cruise Line Holdings Ltd. (c)	227	6,722
O’Reilly Automotive Inc. (c)	174	17,844
Panera Bread Co. - Class A (c)	54	8,923
Starbucks Corp.	25	1,424
Tesla Motors Inc. (c) (e)	66	2,501
Tim Hortons Inc.	261	14,177
TripAdvisor Inc. (c)	225	11,817
WABCO Holdings Inc. (c)	251	17,718
		295,203

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CONSUMER STAPLES - 2.6%
Dean Foods Co. (c)	502	9,102
Green Mountain Coffee Roasters Inc. (c) (e)	263	14,928
The Fresh Market Inc. (c) (e)	100	4,277
TreeHouse Foods Inc. (c)	201	13,095
WhiteWave Foods Co. - Class A (e)	96	1,630
Whole Foods Market Inc.	107	9,282
		52,314
ENERGY - 6.1%
EQT Corp.	341	23,103
Halcon Resources Corp. (c)	499	3,887
Laredo Petroleum Holdings Inc. (c) (e)	278	5,085
McDermott International Inc. (c)	1,235	13,571
Pioneer Natural Resources Co.	100	12,425
Range Resources Corp.	326	26,419
SM Energy Co.	353	20,905
Southwestern Energy Co. (c)	470	17,512
		122,907
FINANCIALS - 7.4%
BankUnited Inc.	307	7,865
CBOE Holdings Inc.	392	14,481
Charles Schwab Corp.	567	10,030
HCC Insurance Holdings Inc.	375	15,761
IntercontinentalExchange Inc. (c) (e)	72	11,741
Jones Lang LaSalle Inc.	114	11,333
MSCI Inc. - Class A (c)	587	19,917
Progressive Corp.	653	16,501
TCF Financial Corp.	829	12,402
TD Ameritrade Holding Corp.	842	17,362
Willis Group Holdings Plc	301	11,887
		149,280
HEALTH CARE - 19.0%
Agilent Technologies Inc.	396	16,620
Alexion Pharmaceuticals Inc. (c)	151	13,913
Alkermes Plc (c)	526	12,472
Ariad Pharmaceuticals Inc. (c)	228	4,125
Bruker Corp. (c)	728	13,905
CareFusion Corp. (c)	624	21,834
Catamaran Corp. (c)	401	21,265
Cooper Cos. Inc.	120	12,946
Covance Inc. (c)	343	25,492
CR Bard Inc.	171	17,233
Cubist Pharmaceuticals Inc. (c)	106	4,963
Dentsply International Inc.	752	31,900
Edwards Lifesciences Corp. (c)	100	8,216
Elan Corp. Plc - ADR (c)	605	7,134
Henry Schein Inc. (c)	197	18,232
Idexx Laboratories Inc. (c)	200	18,478
Illumina Inc. (c) (e)	130	7,020
Incyte Corp. (c) (e)	222	5,197
Laboratory Corp. of America Holdings (c)	301	27,150
MEDNAX Inc. (c)	151	13,534
Mettler-Toledo International Inc. (c)	23	4,904
Onyx Pharmaceuticals Inc. (c)	100	8,886
Pharmacyclics Inc. (c)	67	5,379
Regeneron Pharmaceuticals Inc. (c)	74	13,124
Teleflex Inc.	2	152
Theravance Inc. (c) (e)	292	6,897
Universal Health Services Inc. - Class B	238	15,201
Valeant Pharmaceuticals International Inc. (c)	150	11,253
Vertex Pharmaceuticals Inc. (c)	150	8,247
WellCare Health Plans Inc. (c)	127	7,361
Zoetis Inc. - Class A (c)	44	1,453
		384,486
INDUSTRIALS - 22.1%
Acuity Brands Inc.	138	9,570
Alaska Air Group Inc. (c)	154	9,850
AMETEK Inc.	811	35,165
Babcock & Wilcox Co.	755	21,449
CH Robinson Worldwide Inc.	55	3,264
Clean Harbors Inc. (c)	151	8,772
Colfax Corp. (c) (e)	213	9,913
Equifax Inc.	301	17,335
Fastenal Co.	526	27,010
Gardner Denver Inc.	165	12,416
Hertz Global Holdings Inc. (c)	701	15,604
IDEX Corp.	445	23,772
IHS Inc. - Class A (c)	321	33,615
JB Hunt Transport Services Inc.	201	14,970
Kansas City Southern	160	17,744
Manpower Inc.	476	26,999
Pall Corp.	381	26,049
Quanta Services Inc. (c)	959	27,408
Rexnord Corp. (c) (e)	159	3,376
Roper Industries Inc.	251	31,955
Sensata Technologies Holding NV (c)	301	9,894
Textron Inc.	1,012	30,168
Verisk Analytics Inc. - Class A (c)	291	17,934
Waste Connections Inc.	347	12,485
		446,717
INFORMATION TECHNOLOGY - 19.1%
Akamai Technologies Inc. (c)	526	18,563
Altera Corp.	301	10,676
Amdocs Ltd.	653	23,671
Aruba Networks Inc. (c) (e)	177	4,379
Atmel Corp. (c)	1,808	12,584
Avago Technologies Ltd.	197	7,076
Concur Technologies Inc. (c) (e)	175	12,015
Cree Inc. (c) (e)	200	10,942
Dropbox Inc. (c) (f) (q)	42	401
FactSet Research Systems Inc. (e)	198	18,335
Fiserv Inc. (c)	349	30,653
Gartner Inc. - Class A (c)	602	32,755
Global Payments Inc.	266	13,210
Intersil Corp. - Class A	191	1,664
IPG Photonics Corp. (e)	95	6,309
JDS Uniphase Corp. (c)	1,539	20,576
LinkedIn Corp. - Class A (c)	33	5,810
Microchip Technology Inc. (e)	299	10,991
MICROS Systems Inc. (c)	70	3,167
Motorola Solutions Inc.	353	22,603
Nuance Communications Inc. (c) (e)	572	11,533
Red Hat Inc. (c)	377	19,061
SanDisk Corp. (c)	170	9,350
ServiceNow Inc. (c) (e)	271	9,811
Silicon Laboratories Inc. (c)	6	240
TIBCO Software Inc. (c)	402	8,128
Trimble Navigation Ltd. (c)	356	10,666
Vantiv Inc. - Class A (c)	407	9,662
VeriSign Inc. (c) (e)	276	13,049
Workday Inc. (c) (f) (q)	66	3,857
Workday Inc. - Class A (c) (e)	97	5,978
Xilinx Inc.	502	19,161
		386,876
MATERIALS - 3.0%
Agnico-Eagle Mines Ltd.	353	14,487
Ball Corp.	105	4,996
Celanese Corp. - Class A	245	10,801
Franco-Nevada Corp.	296	13,511

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Rockwood Holdings Inc.	256	16,753
		60,548
UTILITIES - 1.4%
Calpine Corp. (c)	1,441	29,684

Total Common Stocks (cost $1,456,664)		1,928,015

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Hungry Machine Inc. (c) (f) (q)	719	417

INFORMATION TECHNOLOGY - 0.2%
Coupon.com Inc. (c) (f) (q)	625	1,712
Dropbox Inc., Series A (c) (f) (q)	53	498
Dropbox Inc., Series A-1 (c) (f) (q)	258	2,444
		4,654

Total Preferred Stocks (cost $10,310)		5,071

SHORT TERM INVESTMENTS - 11.5%
Investment Companies - 4.7%
JNL Money Market Fund, 0.03% (a) (h)	1,035	1,035
T. Rowe Price Reserves Investment Fund, 0.09% (a) (h)	93,689	93,689
		94,724
Securities Lending Collateral - 6.8%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	137,548	137,548

Total Short Term Investments (cost $232,272)		232,272

Total Investments - 107.0% (cost $1,699,246)		2,165,358
Other Assets and Liabilities, Net - (7.0%)		(141,232)
Total Net Assets - 100.0%		$2,024,126

JNL/T. Rowe Price Short-Term Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 17.8%
Ally Auto Receivables Trust
0.97%, 08/17/15	$793	$795
0.57%, 08/20/15	5,990	5,994
0.99%, 11/16/15	3,495	3,509
Ally Master Owner Trust
2.15%, 01/15/16	355	359
1.00%, 02/15/17 (i)	8,000	8,061
1.00%, 02/15/18	580	581
American Express Credit Account Master Trust
0.37%, 04/17/17 (i)	3,185	3,189
0.99%, 03/15/18	2,840	2,845
1.29%, 03/15/18 (r)	3,245	3,294
1.07%, 05/15/18 (r)	770	776
AmeriCredit Automobile Receivables Trust
3.72%, 11/17/14	90	90
1.61%, 10/08/15	1,483	1,488
2.33%, 03/08/16	1,935	1,961
1.17%, 05/09/16	3,140	3,157
1.55%, 07/08/16	5,165	5,218
1.73%, 02/08/17	1,710	1,736
Banc of America Commercial Mortgage Inc. REMIC
4.63%, 12/10/42	680	693
4.62%, 07/10/43	3,200	3,248
4.67%, 07/10/43	7,804	8,354
5.73%, 05/10/45 (i)	6,510	7,332
5.63%, 07/10/46	1,860	2,090
Banc of America Commercial Mortgage Trust REMIC, 5.37%, 09/10/45 (i)	3,260	3,611
Bear Stearns Commercial Mortgage Securities Inc.
5.20%, 01/12/41	861	886
REMIC, 5.20%, 12/11/38	4,560	5,133
REMIC, 5.12%, 02/11/41 (i)	2,323	2,481
REMIC, 4.67%, 06/11/41	1,050	1,122
REMIC, 5.54%, 09/11/41	1,280	1,444
REMIC, 5.75%, 09/11/42	2,438	2,605
REMIC, 5.61%, 06/11/50	613	624
REMIC, 5.70%, 06/11/50	864	903
BMW Vehicle Lease Trust, 0.54%, 09/21/15	4,050	4,047
BMW Vehicle Owner Trust, 0.76%, 08/25/15	2,144	2,150
Cabela’s Master Credit Card Trust, 1.65%, 01/16/18 (i) (r)	1,700	1,739
Capital Auto Receivables Asset Trust, 0.79%, 06/20/17	4,790	4,797
CarMax Auto Owner Trust
2.04%, 10/15/15	2,420	2,451
0.91%, 12/15/15	3,045	3,055
3.75%, 12/15/15	660	678
4.88%, 08/15/16	420	436
0.89%, 09/15/16	1,650	1,659
0.84%, 03/15/17	3,040	3,058
0.52%, 07/17/17	3,095	3,095
CIT Equipment Collateral, 1.10%, 08/22/16 (r)	2,000	2,007
Citicorp Mortgage Securities Inc. REMIC, 5.50%, 12/25/33	144	146
CitiFinancial Auto Issuance Trust, 3.15%, 08/15/16 (r)	1,352	1,355
Citigroup Commercial Mortgage Trust REMIC, 5.36%, 04/15/40 (i)	1,600	1,660
CNH Equipment Trust
1.03%, 11/17/14	82	82
3.00%, 08/17/15	769	770
0.91%, 08/15/16	2,770	2,780
0.94%, 05/15/17	4,480	4,504
0.69%, 06/15/18	6,910	6,916
Commercial Mortgage Loan Trust REMIC, 6.01%, 12/10/49 (i)	78	78
Commercial Mortgage Pass-Through Certificates REMIC
5.35%, 07/10/37 (i)	1,300	1,356
5.17%, 06/10/44 (i)	560	611
1.16%, 12/10/44	302	304
CS First Boston Mortgage Securities Corp. REMIC, 5.01%, 02/15/38 (i)	1,455	1,543
DBUBS Mortgage Trust REMIC, 2.24%, 08/10/44	1,078	1,095
Discover Card Master Trust, 0.55%, 08/15/16 (i)	3,570	3,578
Enterprise Fleet Financing LLC, 0.68%, 09/20/18 (r)	4,385	4,382
Ford Credit Auto Lease Trust
1.34%, 09/15/14	1,215	1,221
0.85%, 01/15/15	2,385	2,391
1.01%, 05/15/16	2,130	2,129
1.28%, 06/15/16	1,565	1,565
REMIC, 1.10%, 12/15/15 (r)	735	735
REMIC, 1.50%, 03/15/17 (r)	910	910
Ford Credit Auto Owner Trust
2.42%, 11/15/14	1,116	1,124
8.14%, 02/15/16 (r)	415	436
4.05%, 10/15/16	645	673
Ford Credit Floorplan Master Owner Trust
0.74%, 09/15/16	3,945	3,951

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
4.20%, 02/15/17 (r)	3,120	3,327
4.99%, 02/15/17 (r)	2,230	2,353
REMIC, 1.50%, 09/15/15	3,700	3,718
Fosse Master Issuer Plc
1.70%, 10/18/54 (i) (r)	1,635	1,671
REMIC, 1.70%, 10/18/54 (i) (r)	1,301	1,316
GE Capital Credit Card Master Note Trust
2.21%, 06/15/16	3,770	3,785
1.03%, 01/15/18	2,960	2,987
GE Dealer Floorplan Master Note Trust, 0.64%, 10/20/17 (i)	5,265	5,276
GE Equipment Midticket LLC, 0.78%, 09/22/20	2,390	2,395
GE Equipment Small Ticket LLC, 1.04%, 09/21/15 (r)	1,130	1,134
GE Equipment Transportation LLC, 0.99%, 11/23/15	510	512
Greenwich Capital Commercial Funding Corp. REMIC, 5.87%, 07/10/38 (i)	3,640	4,109
GS Mortgage Securities Corp. II REMIC
5.55%, 04/10/38 (i)	2,240	2,477
2.33%, 03/10/44 (r)	2,616	2,667
5.79%, 08/10/45 (i)	1,065	1,144
GTP Acquisition Partners I LLC, 4.35%, 06/15/16 (r)	1,690	1,794
Holmes Master Issuer Plc
1.95%, 10/15/54 (i) (r)	5,210	5,320
1.85%, 10/21/54 (i) (r)	1,655	1,682
Honda Auto Receivables Owner Trust
1.34%, 03/18/14	123	123
0.56%, 05/15/16	3,185	3,188
1.98%, 05/23/16	329	329
1.55%, 08/18/17	1,695	1,721
HSBC Home Equity Loan Trust REMIC, 0.35%, 03/20/36 (i)	1,141	1,131
Huntington Auto Trust
1.01%, 01/15/16 (r)	2,123	2,132
0.81%, 09/15/16	4,005	4,020
Hyundai Auto Lease Securitization Trust, 0.77%, 10/17/16 (r)	3,480	3,478
Hyundai Auto Receivables Trust
3.51%, 11/15/17	6,830	7,226
0.73%, 06/15/18	4,305	4,302
0.75%, 09/17/18	3,900	3,899
0.72%, 03/15/16	2,325	2,332
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.72%, 01/15/38	1,725	1,760
4.72%, 02/11/41	266	271
5.54%, 10/12/41	1,854	2,108
4.68%, 07/15/42	425	429
5.00%, 08/15/42 (i)	2,421	2,637
5.48%, 12/12/44 (i)	1,700	1,872
1.03%, 05/15/45	436	438
1.87%, 02/15/46 (r)	1,719	1,744
1.53%, 07/15/46 (r)	2,607	2,634
JPMorgan Mortgage Trust REMIC, 3.05%, 07/25/35 (i)	294	290
LB-UBS Commercial Mortgage Trust REMIC
5.20%, 11/15/30 (i)	3,775	4,104
4.57%, 01/15/31	767	787
Mercedes-Benz Auto Lease Trust
0.88%, 11/17/14	1,280	1,284
1.24%, 07/17/17 (r)	1,920	1,930
1.07%, 11/15/17	1,070	1,075
Mercedes-Benz Auto Receivables Trust, 1.22%, 12/15/17	1,820	1,836
Mercedes-Benz Master Owner Trust, 0.79%, 11/15/17 (r)	9,925	9,927
Morgan Stanley Capital I Trust REMIC
5.27%, 06/13/41 (i)	880	919
4.78%, 12/13/41	940	988
4.99%, 08/13/42	1,565	1,685
6.28%, 01/11/43 (i)	2,430	2,536
5.73%, 07/12/44 (i)	2,865	3,224
Motor Plc, 1.29%, 02/25/20 (r)	960	967
Navistar Financial Corp. Owner Trust, 1.19%, 01/18/19 (r)	4,225	4,251
Navistar Financial Dealer Note Master Trust, 0.87%, 01/25/18 (i) (r)	4,920	4,920
Nissan Auto Lease Trust, 0.92%, 02/16/15	3,495	3,505
Nissan Auto Receivables Owner Trust, 1.18%, 02/16/15	1,423	1,428
Porsche Financial Auto Securitization Trust, 1.19%, 12/17/18 (r)	915	922
Porsche Innovative Lease Owner Trust, 1.26%, 11/20/17 (r)	2,020	2,032
RSB Bondco LLC, 5.72%, 04/01/18	4,528	4,834
SBA Tower Trust REMIC, 2.93%, 12/15/17 (r)	4,730	4,940
Sequoia Mortgage Trust REMIC, 3.75%, 02/25/40 (i)	54	54
Sierra Timeshare Receivables Funding LLC, 1.59%, 11/20/29 (r)	2,325	2,325
Silverstone Master Issuer Plc, 1.85%, 01/21/55 (i) (r)	2,235	2,276
SMART Trust
1.77%, 10/14/14 (r)	551	553
1.54%, 03/14/15 (r)	787	792
0.84%, 09/14/16	785	785
1.59%, 10/14/16 (r)	4,240	4,292
0.97%, 03/14/17	1,665	1,668
Structured Asset Securities Corp. REMIC, 2.59%, 09/25/33 (i)	608	590
Toyota Auto Receivables Owner Trust, 0.75%, 02/16/16	1,445	1,450
USAA Auto Owner Trust, 2.14%, 09/15/15	629	631
Volkswagen Auto Loan Enhanced Trust
1.22%, 06/22/15	3,588	3,603
0.56%, 08/21/17	7,835	7,830
Wachovia Bank Commercial Mortgage Trust REMIC, 4.94%, 04/15/42	670	716
Wells Fargo & Co. Commercial Mortgage Trust REMIC, 2.50%, 02/15/44 (r)	761	777
Wells Fargo Mortgage Backed Securities Trust REMIC
4.73%, 06/25/34 (i)	320	328
2.73%, 04/25/35 (i)	1,898	1,929
WF-RBS Commercial Mortgage Trust REMIC, 1.61%, 06/15/44 (r)	2,056	2,084
Wheels SPV LLC REMIC, 1.19%, 03/20/21 (r)	2,181	2,194
World Financial Network Credit Card Master Trust, 4.66%, 05/15/17	3,640	3,685
World Omni Automobile Lease Securitization Trust
0.93%, 11/16/15	1,280	1,286
1.06%, 11/15/17	1,365	1,373
World Omni Master Owner Trust, 0.60%, 02/15/18 (i) (r)	7,440	7,440

Total Non-U.S. Government Agency Asset-Backed Securities (cost $361,175)		361,532

CORPORATE BONDS AND NOTES - 51.4%
CONSUMER DISCRETIONARY - 4.6%
Carnival Corp., 1.20%, 02/05/16	2,075	2,078
CBS Corp., 1.95%, 07/01/17	1,010	1,027
CC Holdings GS V LLC, 2.38%, 12/15/17 (r)	4,305	4,333

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
COX Communications Inc., 5.45%, 12/15/14	967	1,044
Daimler Finance North America LLC
0.89%, 03/28/14 (i) (r)	4,845	4,857
1.88%, 09/15/14 (r)	1,710	1,735
DIRECTV Holdings LLC
4.75%, 10/01/14	7,460	7,892
3.50%, 03/01/16	2,635	2,798
1.75%, 01/15/18	3,120	3,084
Discovery Communications LLC, 3.70%, 06/01/15	1,602	1,697
Interpublic Group of Cos. Inc.
6.25%, 11/15/14	3,432	3,681
2.25%, 11/15/17	3,040	3,039
Johnson Controls Inc., 0.71%, 02/04/14 (i)	4,385	4,397
NBCUniversal Enterprise Inc., 0.97%, 04/15/18 (i) (r)	2,635	2,627
NBCUniversal Media LLC, 2.10%, 04/01/14	3,605	3,655
News America Inc., 5.30%, 12/15/14	4,052	4,360
Nissan Motor Acceptance Corp., 1.95%, 09/12/17 (r)	4,015	4,074
Staples Inc., 9.75%, 01/15/14 (l)	4,125	4,408
TCM Sub LLC, 3.55%, 01/15/15 (r)	8,105	8,425
Thomson Reuters Corp., 5.95%, 07/15/13	2,830	2,874
Time Warner Cable Inc.
8.25%, 02/14/14	2,915	3,101
7.50%, 04/01/14	810	864
Volkswagen International Finance NV, 1.63%, 03/22/15 (r)	5,025	5,088
Walt Disney Co.
0.28%, 02/11/15 (i)	8,725	8,720
0.45%, 12/01/15	3,335	3,332
		93,190
CONSUMER STAPLES - 3.9%
Altria Group Inc., 8.50%, 11/10/13 (l)	3,800	3,981
Anheuser-Busch InBev Worldwide Inc.
1.50%, 07/14/14	2,125	2,150
1.38%, 07/15/17	4,925	4,966
Avon Products Inc., 2.38%, 03/15/16	1,790	1,813
BAT International Finance Plc
8.13%, 11/15/13 (r)	6,060	6,331
1.40%, 06/05/15 (r)	2,490	2,520
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	1,860	1,942
5.10%, 07/15/15	1,650	1,789
3.20%, 06/15/17	6,640	6,868
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (r)	6,605	6,834
Coca-Cola Co., 0.26%, 03/05/15 (i)	3,475	3,476
Costco Wholesale Corp., 0.65%, 12/07/15 (e)	6,070	6,079
Heineken NV, 1.40%, 10/01/17 (r)	2,565	2,553
Imperial Tobacco Finance Plc, 2.05%, 02/11/18 (r)	6,995	7,039
Kraft Foods Group Inc., 1.63%, 06/04/15	2,670	2,711
Pernod-Ricard SA, 2.95%, 01/15/17 (r)	3,160	3,319
Philip Morris International Inc., 1.63%, 03/20/17	3,255	3,315
Reynolds American Inc., 1.05%, 10/30/15	1,035	1,035
SABMiller Holdings Inc., 1.85%, 01/15/15 (r)	2,950	2,998
Walgreen Co., 4.88%, 08/01/13	8,360	8,477
		80,196
ENERGY - 6.6%
Anadarko Petroleum Corp., 6.38%, 09/15/17 (e)	4,205	5,019
Apache Corp., 6.00%, 09/15/13	4,835	4,953
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	7,300	7,734
BP Capital Markets Plc, 3.63%, 05/08/14	9,050	9,349
Canadian Natural Resources Ltd.
1.45%, 11/14/14	2,945	2,978
5.70%, 05/15/17	4,010	4,682
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	1,575	1,575
DCP Midstream LLC
9.70%, 12/01/13 (r)	2,135	2,254
5.38%, 10/15/15 (r)	3,310	3,598
DCP Midstream Operating LP, 2.50%, 12/01/17	1,915	1,944
Ensco Plc, 3.25%, 03/15/16	6,430	6,849
Enterprise Products Operating LLC
5.60%, 10/15/14	2,263	2,426
1.25%, 08/13/15	3,220	3,244
Florida Gas Transmission Co. LLC, 4.00%, 07/15/15 (r)	765	811
Gazprom OAO Via Gaz Capital SA, 4.95%, 05/23/16 (r)	3,545	3,793
Kinder Morgan Energy Partners LP
5.13%, 11/15/14	2,480	2,654
3.50%, 03/01/16	1,525	1,629
Korea National Oil Corp., 4.00%, 10/27/16 (r)	765	830
Magellan Midstream Partners LP, 6.45%, 06/01/14	1,895	2,008
Marathon Oil Corp., 0.90%, 11/01/15	3,930	3,920
Noble Corp., 5.88%, 06/01/13	500	505
Noble Holding International Ltd.
7.38%, 03/15/14	485	515
3.45%, 08/01/15	975	1,021
3.05%, 03/01/16	4,295	4,480
2.50%, 03/15/17	540	555
Occidental Petroleum Corp., 1.45%, 12/13/13	3,815	3,846
ONEOK Partners LP, 3.25%, 02/01/16	5,835	6,164
PetroHawk Energy Corp., 7.25%, 08/15/18	5,270	5,897
Phillips 66, 1.95%, 03/05/15	2,760	2,821
Pioneer Natural Resources Co., 5.88%, 07/15/16	5,758	6,512
Plains All American Pipeline LP, 3.95%, 09/15/15	5,514	5,921
Rowan Cos. Inc., 5.00%, 09/01/17	995	1,109
Talisman Energy Inc., 5.13%, 05/15/15	3,005	3,226
Tennessee Gas Pipeline Co. LLC, 8.00%, 02/01/16	3,690	4,362
TransCanada PipeLines Ltd., 0.88%, 03/02/15	1,030	1,035
Transocean Inc.
4.95%, 11/15/15	3,345	3,619
5.05%, 12/15/16	1,285	1,428
2.50%, 10/15/17 (e)	3,095	3,134
Williams Partners LP, 3.80%, 02/15/15	5,876	6,188
		134,588
FINANCIALS - 21.9%
ACE INA Holdings Inc., 5.60%, 05/15/15	4,280	4,715
Aflac Inc., 2.65%, 02/15/17	645	678
American Express Credit Corp., 5.13%, 08/25/14	5,450	5,790
American Honda Finance Corp.
0.41%, 04/08/14 (i) (r)	3,500	3,500
1.45%, 02/27/15 (r)	5,775	5,854
American International Group Inc.
4.25%, 09/15/14	8,350	8,746
3.00%, 03/20/15	1,215	1,261
ANZ National International Ltd., 1.85%, 10/15/15 (r)	5,455	5,564
Bank of America Corp.
1.50%, 10/09/15	9,490	9,521
1.25%, 01/11/16	5,045	5,024
1.10%, 03/22/16 (i)	2,030	2,022
Bank of New York Mellon Corp.
0.70%, 10/23/15 (e)	10,155	10,168
0.51%, 03/04/16 (i)	5,070	5,068

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Bank of Nova Scotia, 0.75%, 10/09/15	8,215	8,212
Barclays Bank Plc, 5.20%, 07/10/14	9,995	10,537
BB&T Corp.
5.70%, 04/30/14	2,300	2,428
1.60%, 08/15/17	1,615	1,631
Berkshire Hathaway Inc., 2.20%, 08/15/16	5,765	6,042
Boston Properties LP, 5.00%, 06/01/15	3,095	3,367
BPCE SA, 2.38%, 10/04/13 (r)	5,410	5,461
Capital One Financial Corp.
6.25%, 11/15/13	2,046	2,116
2.13%, 07/15/14	4,015	4,078
2.15%, 03/23/15	3,065	3,128
Caterpillar Financial Services Corp.
0.57%, 04/01/14 (i)	6,700	6,720
0.70%, 11/06/15	8,110	8,117
0.53%, 02/26/16 (i)	2,470	2,472
Citigroup Inc.
1.25%, 01/15/16	6,770	6,762
1.08%, 04/01/16 (i)	7,260	7,264
Commonwealth Bank of Australia, 1.95%, 03/16/15	3,595	3,680
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.20%, 05/13/14 (r)	1,150	1,197
DNB Bank ASA, 3.20%, 04/03/17 (r)	4,890	5,179
Fifth Third Bancorp
6.25%, 05/01/13	3,658	3,674
3.63%, 01/25/16	500	534
Fifth Third Bank, 4.75%, 02/01/15	250	267
Ford Motor Credit Co. LLC
3.88%, 01/15/15	6,145	6,388
2.75%, 05/15/15 (e)	3,630	3,705
3.00%, 06/12/17	2,090	2,143
General Electric Capital Corp.
1.88%, 09/16/13 (e)	1,535	1,545
2.38%, 06/30/15	5,820	6,021
0.99%, 04/02/18 (i)	8,150	8,142
Goldman Sachs Group Inc., 1.60%, 11/23/15	13,785	13,911
Harley-Davidson Financial Services Inc., 1.15%, 09/15/15 (r)	3,955	3,969
HSBC USA Inc.
2.38%, 02/13/15	3,225	3,318
1.63%, 01/16/18 (e)	4,480	4,476
Hyundai Capital America, 1.63%, 10/02/15 (r)	1,870	1,883
Hyundai Capital Services Inc.
4.38%, 07/27/16 (r)	5,345	5,776
3.50%, 09/13/17 (r)	1,725	1,836
John Deere Capital Corp.
0.38%, 10/08/14 (i)	7,265	7,272
0.40%, 01/12/15 (i)	7,155	7,156
JPMorgan Chase & Co.
0.91%, 02/26/16 (i)	5,695	5,698
2.00%, 08/15/17	8,560	8,717
KeyBank NA, 4.95%, 09/15/15	590	643
KeyCorp, 3.75%, 08/13/15	2,560	2,728
Kilroy Realty LP, 5.00%, 11/03/15	3,425	3,721
MetLife Institutional Funding II
1.18%, 04/04/14 (i) (r)	2,430	2,450
0.65%, 01/06/15 (i) (r)	2,800	2,803
Metropolitan Life Global Funding I
1.70%, 06/29/15 (r)	4,365	4,457
1.50%, 01/10/18 (e) (r)	3,440	3,455
Morgan Stanley
1.90%, 01/24/14 (i)	9,020	9,094
1.54%, 02/25/16 (i)	9,680	9,721
National Bank of Canada, 1.45%, 11/07/17	8,005	7,975
National Rural Utilities Cooperative Finance Corp., 1.00%, 02/02/15	700	707
New York Life Global Funding
2.45%, 07/14/16 (r)	5,160	5,414
1.30%, 10/30/17 (r)	2,235	2,234
Nordea Bank AB
1.75%, 10/04/13 (r)	2,795	2,812
2.13%, 01/14/14 (r)	4,045	4,092
PACCAR Financial Corp., 1.60%, 03/15/17	4,115	4,178
PNC Funding Corp., 3.63%, 02/08/15	1,978	2,083
Principal Financial Group Inc., 1.85%, 11/15/17	980	990
Principal Life Global Funding II, 1.13%, 09/18/15 (r)	3,820	3,832
Prudential Financial Inc., 5.10%, 09/20/14	2,680	2,850
Regions Financial Corp.
7.75%, 11/10/14	1,470	1,621
5.75%, 06/15/15	1,330	1,443
Royal Bank of Canada, 0.65%, 03/08/16 (i)	8,750	8,755
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	2,950	3,032
Simon Property Group LP, 4.20%, 02/01/15	540	570
SLM Corp., 4.63%, 09/25/17	6,115	6,352
Societe Generale, 2.50%, 01/15/14 (r)	2,275	2,299
State Street Corp., 0.63%, 03/07/14 (i)	2,700	2,706
Sumitomo Mitsui Banking Corp.
1.90%, 01/12/15 (e) (r)	6,225	6,333
0.90%, 01/18/16	3,235	3,225
Sumitomo Mitsui Trust Bank Ltd., 1.80%, 03/28/18 (r)	6,520	6,525
Sun Life Financial Global Funding III LP, 0.53%, 10/06/13 (i) (r)	3,255	3,254
Swedbank AB, 1.75%, 03/12/18 (r)	9,235	9,199
Toronto-Dominion Bank
0.48%, 07/26/13 (i)	2,070	2,071
0.61%, 07/14/14 (i)	2,055	2,060
Toyota Motor Credit Corp.
0.43%, 03/10/15 (i)	1,950	1,952
2.00%, 09/15/16	5,380	5,571
U.S. Bancorp, 2.20%, 11/15/16	6,490	6,772
UBS AG, 1.30%, 01/28/14 (i)	2,543	2,556
Union Bank NA, 2.13%, 06/16/17 (e)	3,630	3,736
Ventas Realty LP
3.13%, 11/30/15	4,955	5,238
2.00%, 02/15/18	1,585	1,594
Wachovia Bank NA, 4.88%, 02/01/15	2,210	2,366
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 02/07/13) (m)	425	426
WEA Finance LLC, 5.75%, 09/02/15 (r)	3,510	3,898
Wells Fargo & Co.
1.25%, 02/13/15	5,940	6,008
2.10%, 05/08/17	3,120	3,217
Westpac Banking Corp.
2.10%, 08/02/13	3,250	3,270
1.13%, 09/25/15	5,595	5,637
Woodside Finance Ltd.
5.00%, 11/15/13 (r)	820	841
4.50%, 11/10/14 (r)	3,175	3,351
		444,850
HEALTH CARE - 3.1%
AbbVie Inc., 1.20%, 11/06/15 (r)	8,090	8,153
Agilent Technologies Inc.
2.50%, 07/15/13	3,748	3,770
6.50%, 11/01/17	4,410	5,281
Boston Scientific Corp., 4.50%, 01/15/15	3,010	3,193
Cardinal Health Inc.
5.50%, 06/15/13	3,460	3,494
1.90%, 06/15/17	1,760	1,787
Celgene Corp., 1.90%, 08/15/17	770	782

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Express Scripts Holding Co.
2.75%, 11/21/14	5,785	5,958
2.10%, 02/12/15	945	965
Express Scripts Inc.
6.25%, 06/15/14	865	921
3.13%, 05/15/16	1,810	1,912
Gilead Sciences Inc., 2.40%, 12/01/14	2,205	2,266
Life Technologies Corp., 3.50%, 01/15/16	1,910	1,993
McKesson Corp., 0.95%, 12/04/15	1,575	1,579
Takeda Pharmaceutical Co. Ltd., 1.03%, 03/17/15 (r)	4,355	4,393
UnitedHealth Group Inc.
0.85%, 10/15/15	1,540	1,545
1.88%, 11/15/16	1,535	1,585
Watson Pharmaceuticals Inc.
5.00%, 08/15/14	5,360	5,654
1.88%, 10/01/17	2,505	2,534
WellPoint Inc.
6.00%, 02/15/14	2,525	2,643
1.25%, 09/10/15 (e)	1,680	1,694
		62,102
INDUSTRIALS - 1.9%
BAA Funding Ltd., 2.50%, 06/25/15 (r)	5,690	5,859
Catholic Health Initiatives, 1.60%, 11/01/17	535	541
ERAC USA Finance LLC
2.75%, 07/01/13 (r)	1,890	1,900
1.40%, 04/15/16 (r)	1,460	1,469
2.75%, 03/15/17 (r)	1,475	1,537
GATX Corp.
3.50%, 07/15/16	3,365	3,564
2.38%, 07/30/18	1,005	1,016
General Electric Co., 0.85%, 10/09/15	3,720	3,732
Norfolk Southern Corp., 5.75%, 01/15/16	7,083	7,997
Penske Truck Leasing Co. LP, 2.88%, 07/17/18 (r)	1,405	1,433
Roper Industries Inc.
6.63%, 08/15/13 (l)	1,435	1,465
1.85%, 11/15/17	885	892
Southwest Airlines Co., 5.25%, 10/01/14	2,760	2,917
Turlock Corp., 1.50%, 11/02/17 (r)	2,205	2,211
Waste Management Inc., 2.60%, 09/01/16	1,300	1,363
		37,896
INFORMATION TECHNOLOGY - 2.0%
Altera Corp., 1.75%, 05/15/17	1,920	1,962
Arrow Electronics Inc., 3.38%, 11/01/15	1,840	1,910
Autodesk Inc., 1.95%, 12/15/17	1,585	1,570
Broadcom Corp.
1.50%, 11/01/13	1,210	1,217
2.38%, 11/01/15	1,590	1,658
Electronic Data Systems Corp., 6.00%, 08/01/13 (l)	1,410	1,434
Fiserv Inc., 3.13%, 06/15/16	6,315	6,654
Hewlett-Packard Co.
2.63%, 12/09/14	2,755	2,825
2.35%, 03/15/15	1,985	2,025
International Business Machines Corp., 0.27%, 02/04/15 (i)	12,810	12,810
Xerox Corp.
5.65%, 05/15/13	3,935	3,956
1.11%, 05/16/14 (i)	1,230	1,228
2.95%, 03/15/17	575	592
		39,841
MATERIALS - 1.6%
Anglo American Capital Plc, 2.15%, 09/27/13 (r)	2,040	2,051
ArcelorMittal, 5.38%, 06/01/13	2,620	2,637
Barrick Gold Corp.
6.13%, 09/15/13	4,100	4,198
1.75%, 05/30/14	1,899	1,920
CRH America Inc., 5.30%, 10/15/13	980	1,003
Dow Chemical Co., 2.50%, 02/15/16	5,115	5,323
Eastman Chemical Co., 2.40%, 06/01/17	1,930	2,003
Goldcorp Inc., 2.13%, 03/15/18	2,080	2,087
International Paper Co., 5.30%, 04/01/15	2,425	2,621
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (l)	3,905	4,248
Rock-Tenn Co., 3.50%, 03/01/20	3,250	3,322
Teck Resources Ltd., 2.50%, 02/01/18	925	934
		32,347
TELECOMMUNICATION SERVICES - 2.4%
America Movil SAB de CV
3.63%, 03/30/15	1,580	1,656
2.38%, 09/08/16	2,565	2,639
American Tower Corp., 4.63%, 04/01/15	9,900	10,557
AT&T Inc.
0.88%, 02/13/15	2,640	2,645
0.68%, 02/12/16 (i)	3,995	4,012
British Telecommunications Plc, 1.41%, 12/20/13 (i)	2,155	2,172
Crown Castle Towers LLC, 4.52%, 01/15/15 (r)	4,835	5,136
Rogers Cable Inc., 6.25%, 06/15/13	1,565	1,582
Rogers Wireless Communications Inc., 6.38%, 03/01/14	1,900	1,998
Telecom Italia Capital SA, 5.25%, 11/15/13	4,485	4,579
Telefonica Emisiones SAU, 2.58%, 04/26/13	4,340	4,344
Verizon Communications Inc., 0.48%, 03/06/15 (i) (r)	4,960	4,958
Vivendi SA, 2.40%, 04/10/15 (e) (r)	2,490	2,539
		48,817
UTILITIES - 3.4%
Alabama Power Co., 0.55%, 10/15/15	1,935	1,934
Appalachian Power Co., 3.40%, 05/24/15	455	478
CMS Energy Corp., 4.25%, 09/30/15	1,795	1,927
Commonwealth Edison Co.
1.63%, 01/15/14	2,485	2,507
1.95%, 09/01/16	1,095	1,134
Dominion Resources Inc.
2.25%, 09/01/15	1,275	1,319
1.95%, 08/15/16	1,465	1,511
1.40%, 09/15/17	4,295	4,303
DTE Energy Co.
0.99%, 06/03/13 (i)	2,210	2,212
7.63%, 05/15/14	2,617	2,815
Duke Energy Corp.
3.95%, 09/15/14	1,160	1,214
1.63%, 08/15/17	1,440	1,453
Enel Finance International NV, 3.88%, 10/07/14 (r)	2,535	2,606
Georgia Power Co.
1.30%, 09/15/13 (e)	3,060	3,073
0.60%, 03/15/16 (i)	1,980	1,981
Great Plains Energy Inc., 2.75%, 08/15/13	1,905	1,917
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (r)	2,320	2,389
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 09/16/15 (r)	2,835	2,958
MidAmerican Energy Holdings Co., 5.00%, 02/15/14	1,825	1,894
Mississippi Power Co., 2.35%, 10/15/16	1,020	1,069
NextEra Energy Capital Holdings Inc., 1.20%, 06/01/15	1,320	1,330

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
NiSource Finance Corp., 5.40%, 07/15/14	4,710	4,974
Northeast Utilities, 5.65%, 06/01/13	3,775	3,806
Ohio Power Co., 5.75%, 09/01/13	5,375	5,483
Progress Energy Inc., 6.05%, 03/15/14	875	919
PSEG Power LLC
2.50%, 04/15/13	2,535	2,537
2.75%, 09/15/16	1,215	1,264
Sempra Energy, 1.04%, 03/15/14 (i)	4,435	4,458
Sierra Pacific Power Co., 5.45%, 09/01/13	2,310	2,355
Southern Co., 1.95%, 09/01/16	1,370	1,414
		69,234
Total Corporate Bonds and Notes (cost $1,030,324)		1,043,061

GOVERNMENT AND AGENCY OBLIGATIONS - 25.1%
GOVERNMENT SECURITIES - 8.4%
Federal Home Loan Bank - 1.2% (w)
Federal Home Loan Bank, 0.50%, 11/20/15	25,075	25,153
Federal Home Loan Mortgage Corp. - 0.9% (w)
Federal Home Loan Mortgage Corp.
0.88%, 10/28/13	11,915	11,964
0.50%, 04/17/15	6,260	6,285
		18,249
Federal National Mortgage Association - 2.1% (w)
Federal National Mortgage Association
1.00%, 09/23/13	4,415	4,433
0.75%, 12/19/14	13,110	13,214
0.50%, 07/02/15	3,425	3,435
0.88%, 08/28/17 - 10/26/17	22,395	22,446
		43,528
Treasury Inflation Index Securities - 2.9%
Mexican Government Inflation Indexed Bond, 3.50%, 12/14/17 (s), MXN	116,200	10,466
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/13 (n)	28,296	28,853
2.00%, 07/15/14 (n)	7,679	8,128
0.50%, 04/15/15 (n)	10,403	10,928
		58,375
U.S. Treasury Securities - 1.3%
U.S. Treasury Note, 0.25%, 09/30/14 (o)	25,425	25,438

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 16.7%
Federal Home Loan Mortgage Corp. - 1.7%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/14 - 05/01/26	1,858	1,975
5.00%, 10/01/17 - 12/01/23	5,000	5,360
4.50%, 04/01/18 - 08/01/25	1,501	1,601
5.50%, 10/01/19 - 07/01/20	881	952
2.41%, 09/01/33 (i)	153	162
2.88%, 09/01/33 (i)	28	30
2.28%, 10/01/34 (i)	69	72
2.38%, 11/01/34 (i)	129	138
2.90%, 11/01/34 (i)	45	49
2.91%, 11/01/34 (i)	64	68
2.98%, 11/01/34 (i)	32	35
2.56%, 01/01/35 - 02/01/35 (i)	106	112
2.31%, 02/01/35 (i)	67	71
2.40%, 02/01/35 (i)	127	136
2.50%, 02/01/35 - 02/01/35 (i)	137	146
2.55%, 02/01/35 (i)	75	80
2.78%, 02/01/35 (i)	73	78
2.76%, 06/01/35 (i)	666	712
2.59%, 09/01/35 (i)	885	944
2.84%, 10/01/35 (i)	479	512
2.73%, 11/01/35 (i)	296	316
2.49%, 03/01/36 (i)	498	533
6.00%, 11/01/37	2,401	2,625
REMIC, 1.43%, 08/25/17	5,810	5,913
REMIC, 5.00%, 10/15/21	561	594
REMIC, 0.65%, 05/15/36 (i)	569	576
REMIC, 0.70%, 08/15/41 - 07/15/42 (i)	10,433	10,503
		34,293
Federal National Mortgage Association - 13.3%
Federal National Mortgage Association
5.50%, 01/01/17 - 05/01/40	53,375	58,388
5.00%, 07/01/19 - 07/01/41	22,311	24,195
4.50%, 12/01/20 - 10/01/26	45,873	49,625
4.00%, 02/01/25 - 10/01/41	37,797	40,454
3.50%, 10/01/25 - 01/01/27	31,132	33,019
2.50%, 09/01/27 - 01/01/28	18,242	18,951
3.00%, 09/01/27 - 09/01/27	15,437	16,256
2.40%, 03/01/33 (i)	4	5
1.96%, 06/01/33 (i)	52	54
2.34%, 06/01/33 (i)	536	569
2.36%, 07/01/33 - 05/01/35 (i)	309	327
2.75%, 09/01/33 (i)	5	5
2.35%, 12/01/33 (i)	536	571
2.55%, 12/01/33 (i)	2	2
2.46%, 04/01/34 (i)	13	14
2.59%, 04/01/34 (i)	5,256	5,575
2.62%, 10/01/34 (i)	24	25
2.49%, 11/01/34 - 01/01/35 (i)	775	832
2.53%, 11/01/34 - 01/01/35 (i)	32	35
2.78%, 11/01/34 (i)	151	161
2.52%, 12/01/34 - 03/01/36 (i)	355	377
2.45%, 01/01/35 (i)	102	109
2.47%, 01/01/35 (i)	73	78
2.39%, 02/01/35 (i)	203	216
2.51%, 02/01/35 (i)	49	52
2.26%, 03/01/35 (i)	65	69
1.97%, 04/01/35 (i)	469	496
2.69%, 04/01/35 - 06/01/35 (i)	635	678
3.11%, 04/01/35 (i)	405	426
2.50%, 05/01/35 (i)	717	758
2.68%, 05/01/35 (i)	80	86
2.42%, 06/01/35 (i)	715	763
2.30%, 07/01/35 (i)	473	501
2.94%, 07/01/35 (i)	488	523
1.88%, 08/01/35 (i)	1,049	1,097
2.66%, 08/01/35 (i)	577	615
2.57%, 11/01/35 (i)	793	840
2.70%, 11/01/35 (i)	312	333
2.19%, 02/01/36 (i)	986	1,044
2.61%, 02/01/36 - 03/01/36 (i)	1,143	1,219
6.00%, 04/01/36 - 05/01/37	780	857
REMIC, 5.00%, 08/25/19 - 11/25/21	3,419	3,655
REMIC, 0.65%, 07/25/42 (i)	5,887	5,927
		269,782
Government National Mortgage Association - 1.7%
Government National Mortgage Association
7.00%, 12/15/17	345	367
5.50%, 07/15/20	182	196
2.50%, 09/20/27	4,897	5,104
3.00%, 09/20/27	9,449	10,030
REMIC, 2.00%, 06/16/42	6,709	6,851
REMIC, 0.65%, 07/16/42 (i)	11,942	12,029
		34,577
Total Government and Agency Obligations (cost $504,231)		509,395

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 5.9%
Investment Companies - 5.7%
JNL Money Market Fund, 0.03% (a) (h)	16,654	16,654
T. Rowe Price Reserves Investment Fund, 0.09% (a) (h)	100,265	100,265
		116,919
Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	4,241	4,241

Total Short Term Investments (cost $121,160)		121,160

Total Investments - 100.2% (cost $2,016,890)		2,035,148
Other Assets and Liabilities, Net - (0.2%)		(4,740)
Total Net Assets - 100.0%		$2,030,408

JNL/T. Rowe Price Value Fund
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 8.0%
Apollo Group Inc. - Class A (c) (e)	407	$7,071
Carnival Corp.	486	16,676
Charter Communications Inc. - Class A (c)	74	7,699
Comcast Corp. - Class A	141	5,932
Comcast Corp. - Special Class A	328	12,987
Discovery Communications Inc. - Class C (c)	103	7,128
General Motors Co. (c)	540	15,012
Kohl’s Corp.	425	19,624
Lowe’s Cos. Inc.	260	9,848
Time Warner Cable Inc.	157	15,043
Time Warner Inc.	134	7,698
TRW Automotive Holdings Corp. (c)	308	16,912
Walt Disney Co.	106	6,032
		147,662
CONSUMER STAPLES - 6.5%
Archer-Daniels-Midland Co.	335	11,299
Avon Products Inc.	680	14,094
Dr. Pepper Snapple Group Inc.	224	10,503
Energizer Holdings Inc.	79	7,909
General Mills Inc.	215	10,616
Kellogg Co.	133	8,550
PepsiCo Inc.	90	7,144
Procter & Gamble Co.	562	43,308
Wal-Mart Stores Inc.	105	7,835
		121,258
ENERGY - 10.3%
Anadarko Petroleum Corp.	36	3,140
Apache Corp.	236	18,194
Chesapeake Energy Corp. (e)	205	4,178
Chevron Corp.	192	22,861
Cimarex Energy Co.	63	4,783
CONSOL Energy Inc.	163	5,488
ENI SpA	336	7,514
Hess Corp.	44	3,115
Newfield Exploration Co. (c)	200	4,491
Phillips 66	552	38,637
Pioneer Natural Resources Co.	103	12,804
Southwestern Energy Co. (c)	358	13,347
Spectra Energy Corp.	89	2,731
Valero Energy Corp.	756	34,372
Williams Cos. Inc.	396	14,842
		190,497
FINANCIALS - 22.2%
Allstate Corp.	293	14,397
American Express Co.	87	5,835
Ameriprise Financial Inc.	122	8,985
Assured Guaranty Ltd.	373	7,681
Bank of America Corp.	1,975	24,052
Capital One Financial Corp.	334	18,342
Citigroup Inc.	77	3,402
Invesco Ltd.	313	9,059
JPMorgan Chase & Co.	1,555	73,819
Lazard Ltd. - Class A	161	5,495
Marsh & McLennan Cos. Inc.	478	18,157
MetLife Inc.	975	37,058
Moody’s Corp.	261	13,927
Morgan Stanley	846	18,604
PNC Financial Services Group Inc.	284	18,879
SLM Corp.	571	11,694
State Street Corp.	233	13,744
SunTrust Banks Inc.	243	7,007
TD Ameritrade Holding Corp.	451	9,292
Travelers Cos. Inc.	153	12,881
U.S. Bancorp	811	27,514
UniCredit SpA (c)	872	3,741
Unum Group	220	6,224
Wells Fargo & Co.	429	15,873
Weyerhaeuser Co.	296	9,297
XL Group Plc	602	18,226
		413,185
HEALTH CARE - 18.6%
AbbVie Inc.	181	7,361
Agilent Technologies Inc.	334	13,997
Amgen Inc.	171	17,560
CIGNA Corp.	178	11,108
Covidien Plc	254	17,245
HCA Holdings Inc.	206	8,384
Hospira Inc. (c)	173	5,689
Johnson & Johnson	603	49,154
Merck & Co. Inc.	1,294	57,243
Pfizer Inc.	3,168	91,431
Quest Diagnostics Inc.	73	4,110
Thermo Fisher Scientific Inc.	436	33,319
UnitedHealth Group Inc.	324	18,542
WellPoint Inc.	161	10,643
		345,786
INDUSTRIALS - 9.4%
3M Co.	132	13,980
Boeing Co.	326	27,961
Canadian Pacific Railway Ltd. (e)	9	1,109
CSX Corp.	511	12,579
Emerson Electric Co.	175	9,788
General Electric Co.	1,173	27,111
Honeywell International Inc.	347	26,146
Raytheon Co.	79	4,656
United Continental Holdings Inc. (c) (e)	592	18,953
United Technologies Corp.	317	29,608
US Airways Group Inc. (c) (e)	189	3,211
		175,102
INFORMATION TECHNOLOGY - 7.3%
Avago Technologies Ltd.	339	12,166
Cisco Systems Inc.	1,707	35,694
Corning Inc.	518	6,901
Dell Inc.	691	9,899
Micron Technology Inc. (c)	1,002	9,995
Microsoft Corp.	173	4,941
Oracle Corp.	475	15,368

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
TE Connectivity Ltd.	109	4,570
Texas Instruments Inc.	671	23,821
Visa Inc. - Class A	72	12,229
		135,584
MATERIALS - 6.0%
Celanese Corp. - Class A	460	20,276
Crown Holdings Inc. (c)	232	9,637
International Paper Co.	745	34,702
LyondellBasell Industries NV	536	33,917
Owens-Illinois Inc. (c)	118	3,142
Potash Corp. of Saskatchewan Inc.	252	9,891
		111,565
TELECOMMUNICATION SERVICES - 3.3%
AT&T Inc.	1,633	59,918
Vodafone Group Plc	422	1,197
		61,115
UTILITIES - 7.1%
AES Corp.	1,972	24,792
American Electric Power Co. Inc.	142	6,925
CenterPoint Energy Inc.	308	7,384
Entergy Corp.	245	15,468
Exelon Corp.	542	18,671
FirstEnergy Corp.	27	1,123
MDU Resources Group Inc.	688	17,188
NRG Energy Inc.	1,138	30,134
PG&E Corp.	235	10,451
		132,136
Total Common Stocks (cost $1,498,209)		1,833,890

SHORT TERM INVESTMENTS - 2.9%
Investment Companies - 1.8%
JNL Money Market Fund, 0.03% (a) (h)	1,059	1,059
T. Rowe Price Reserves Investment Fund, 0.09% (a) (h)	31,350	31,350
		32,409
Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	20,711	20,711

Total Short Term Investments (cost $53,120)		53,120

Total Investments - 101.6% (cost $1,551,329)		1,887,010
Other Assets and Liabilities, Net - (1.6%)		(29,020)
Total Net Assets - 100.0%		$1,857,990

JNL/UBS Large Cap Select Growth Fund
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 20.4%
Amazon.com Inc. (c)	53	$13,991
Dollar General Corp. (c)	268	13,555
Las Vegas Sands Corp.	188	10,566
Liberty Global Inc. (c) (e)	70	5,123
Lululemon Athletica Inc. (c) (e)	135	8,419
Michael Kors Holdings Ltd. (c)	203	11,523
Mohawk Industries Inc. (c)	36	4,038
Nike Inc. - Class B	188	11,117
Priceline.com Inc. (c)	19	12,727
Ralph Lauren Corp. - Class A	54	9,194
		100,253
CONSUMER STAPLES - 3.4%
Estee Lauder Cos. Inc. - Class A	168	10,731
Monster Beverage Corp. (c)	123	5,853
		16,584
ENERGY - 7.0%
Cabot Oil & Gas Corp. - Class A	96	6,457
Concho Resources Inc. (c)	84	8,155
EOG Resources Inc.	20	2,574
FMC Technologies Inc. (c)	186	10,133
Schlumberger Ltd.	96	7,197
		34,516
FINANCIALS - 3.4%
Discover Financial Services	126	5,645
IntercontinentalExchange Inc. (c) (e)	38	6,213
Progressive Corp.	204	5,155
		17,013
HEALTH CARE - 15.2%
Agilent Technologies Inc.	197	8,247
Allergan Inc.	110	12,324
Biogen Idec Inc. (c)	49	9,356
Cardinal Health Inc.	265	11,046
Gilead Sciences Inc. (c)	293	14,312
Intuitive Surgical Inc. (c)	12	5,796
UnitedHealth Group Inc.	192	11,001
Zoetis Inc. - Class A (c)	89	2,983
		75,065
INDUSTRIALS - 12.3%
Cummins Inc.	67	7,713
Danaher Corp.	173	10,765
IHS Inc. - Class A (c)	49	5,110
Precision Castparts Corp.	67	12,610
Union Pacific Corp.	75	10,709
United Technologies Corp.	147	13,734
		60,641
INFORMATION TECHNOLOGY - 33.6%
Apple Inc.	52	22,796
eBay Inc. (c)	263	14,249
Facebook Inc. - Class A (c)	405	10,357
Google Inc. - Class A (c)	23	18,501
Informatica Corp. (c)	138	4,757
MasterCard Inc. - Class A	21	11,147
NetApp Inc. (c)	239	8,171
QUALCOMM Inc.	259	17,367
Salesforce.com Inc. (c)	62	11,034
ServiceNow Inc. (c) (e)	144	5,209
Teradata Corp. (c)	168	9,836
Visa Inc. - Class A	117	19,871
VMware Inc. - Class A (c)	151	11,911
		165,206
MATERIALS - 1.6%
Sherwin-Williams Co.	46	7,769

TELECOMMUNICATION SERVICES - 1.7%
Crown Castle International Corp. (c)	117	8,169

Total Common Stocks (cost $436,906)		485,216

SHORT TERM INVESTMENTS - 5.4%
Investment Company - 1.2%
JNL Money Market Fund, 0.03% (a) (h)	6,098	6,098

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	20,453	20,453

Total Short Term Investments (cost $26,551)		26,551

Total Investments - 104.0% (cost $463,457)		511,767
Other Assets and Liabilities, Net - (4.0%)		(19,791)
Total Net Assets - 100.0%		$491,976

JNL/WMC Balanced Fund
COMMON STOCKS - 65.7%
CONSUMER DISCRETIONARY - 7.4%
Comcast Corp. - Class A	881	$36,998
Ford Motor Co.	1,345	17,688
Johnson Controls Inc.	228	8,009
Lowe’s Cos. Inc.	588	22,283
Mattel Inc.	378	16,572
Omnicom Group Inc.	266	15,644
Target Corp.	356	24,354
Time Warner Cable Inc.	37	3,593
Time Warner Inc.	534	30,751
Walt Disney Co.	375	21,324
		197,216
CONSUMER STAPLES - 5.4%
CVS Caremark Corp.	447	24,559
General Mills Inc.	515	25,404
PepsiCo Inc.	314	24,843
Philip Morris International Inc.	257	23,860
Procter & Gamble Co.	378	29,163
Unilever NV - ADR	403	16,538
		144,367
ENERGY - 7.4%
Anadarko Petroleum Corp.	353	30,899
Baker Hughes Inc.	341	15,823
BP Plc - ADR	408	17,289
Cameco Corp. (e)	453	9,407
Chevron Corp.	309	36,697
EnCana Corp.	296	5,757
Exxon Mobil Corp.	674	60,699
Halliburton Co.	71	2,858
Occidental Petroleum Corp.	218	17,094
		196,523
FINANCIALS - 13.5%
ACE Ltd.	329	29,238
American International Group Inc. (c)	181	7,011
Ameriprise Financial Inc.	309	22,742
BB&T Corp.	604	18,968
BlackRock Inc.	99	25,305
Citigroup Inc.	313	13,855
JPMorgan Chase & Co.	1,300	61,712
Marsh & McLennan Cos. Inc.	231	8,756
MetLife Inc.	341	12,958
Morgan Stanley	256	5,627
PNC Financial Services Group Inc.	462	30,727
Principal Financial Group Inc.	480	16,346
Prudential Financial Inc.	398	23,466
Rayonier Inc.	257	15,360
Wells Fargo & Co.	1,785	66,012
		358,083
HEALTH CARE - 10.2%
AstraZeneca Plc - ADR (e)	249	12,458
Cardinal Health Inc.	485	20,171
Eli Lilly & Co.	545	30,965
Johnson & Johnson	623	50,813
Medtronic Inc.	647	30,370
Merck & Co. Inc.	1,304	57,677
Pfizer Inc.	1,877	54,183
Teva Pharmaceutical Industries Ltd. - ADR	338	13,402
		270,039
INDUSTRIALS - 7.2%
Avery Dennison Corp.	194	8,355
Boeing Co.	166	14,268
CSX Corp.	258	6,363
Deere & Co.	190	16,322
Eaton Corp. Plc	298	18,281
FedEx Corp.	211	20,727
General Electric Co.	1,003	23,184
Honeywell International Inc.	348	26,255
Raytheon Co.	186	10,955
Siemens AG - ADR (e)	93	10,053
United Continental Holdings Inc. (c)	563	18,020
United Parcel Service Inc. - Class B	202	17,384
		190,167
INFORMATION TECHNOLOGY - 8.7%
Accenture Plc - Class A	106	8,090
Apple Inc.	19	8,521
Automatic Data Processing Inc.	210	13,652
Avnet Inc. (c)	212	7,656
Cisco Systems Inc.	1,110	23,200
Corning Inc.	963	12,834
eBay Inc. (c)	153	8,287
EMC Corp. (c)	485	11,587
Intel Corp.	930	20,316
International Business Machines Corp.	197	42,074
Microsoft Corp.	1,049	30,006
Oracle Corp.	438	14,160
Texas Instruments Inc.	586	20,796
Yahoo! Inc. (c)	422	9,936
		231,115
MATERIALS - 1.6%
Air Products & Chemicals Inc.	147	12,803
Barrick Gold Corp.	262	7,714
Dow Chemical Co.	700	22,283
		42,800
TELECOMMUNICATION SERVICES - 1.8%
Verizon Communications Inc.	975	47,918

UTILITIES - 2.5%
Dominion Resources Inc.	412	23,960
Edison International	145	7,290
Exelon Corp.	413	14,225
NRG Energy Inc.	344	9,125
Xcel Energy Inc.	397	11,784
		66,384
Total Common Stocks (cost $1,412,866)		1,744,612

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.0%
Ally Auto Receivables Trust, 1.35%, 12/15/15	$275	277
Ally Master Owner Trust
1.44%, 02/15/17	3,000	3,033
1.54%, 09/15/19	3,690	3,704

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
AmeriCredit Automobile Receivables Trust
3.34%, 04/08/16	455	471
1.23%, 09/08/16	470	474
Avis Budget Rental Car Funding AESOP LLC, 2.09%, 04/20/15 (r)	1,375	1,391
Banc of America Commercial Mortgage Inc. REMIC, 5.19%, 09/10/47 (i)	1,200	1,318
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.58%, 04/12/38 (i)	198	221
5.20%, 12/11/38	780	878
5.45%, 03/11/39 (i)	915	1,019
5.54%, 09/11/41	600	677
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	898
Commercial Mortgage Pass-Through Certificates REMIC, 3.15%, 08/15/45	885	918
Continental Airlines Inc. Pass-Through Trust, 5.98%, 04/19/22	250	285
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (r)	2,554	2,740
Ford Credit Floorplan Master Owner Trust, 1.92%, 01/15/19	1,545	1,591
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39 (e)	900	958
HLSS Servicer Advance Receivables Backed Notes
1.50%, 01/16/46 (r)	285	287
2.29%, 01/15/48 (r)	415	423
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.72%, 09/11/38 (i)	575	649
5.54%, 10/12/41	620	705
5.48%, 12/12/44 (i)	225	248
Merrill Lynch Mortgage Trust REMIC
5.05%, 07/12/38 (i)	500	544
5.69%, 05/12/39 (i)	900	1,018
Morgan Stanley Capital I Trust REMIC, 5.65%, 06/11/42 (i)	200	234
OBP Depositor LLC Trust, 4.65%, 07/15/45 (r)	495	570
SBA Tower Trust
4.25%, 04/15/15 (r)	420	444
REMIC, 2.93%, 12/15/17 (r)	1,155	1,206
Southwest Airlines Co. Pass-Through Trust, 6.15%, 08/01/22	201	237
World Omni Automobile Lease Securitization Trust, 1.49%, 10/15/14	598	600

Total Non-U.S. Government Agency Asset-Backed Securities (cost $26,683)		28,018

CORPORATE BONDS AND NOTES - 7.1%
CONSUMER DISCRETIONARY - 1.4%
Amazon.com Inc., 2.50%, 11/29/22	1,265	1,231
AutoZone Inc.
4.00%, 11/15/20 (e)	1,000	1,070
3.70%, 04/15/22	495	511
CBS Corp.
5.75%, 04/15/20	805	948
4.30%, 02/15/21	525	572
3.38%, 03/01/22 (e)	3,305	3,366
Comcast Corp.
6.50%, 01/15/17	750	896
5.65%, 06/15/35	165	191
6.50%, 11/15/35	165	210
6.55%, 07/01/39	375	483
4.65%, 07/15/42	1,125	1,145
4.50%, 01/15/43	800	804
COX Communications Inc., 4.70%, 12/15/42 (e) (r)	215	212
Daimler Finance North America LLC
2.63%, 09/15/16 (r)	1,400	1,460
2.25%, 07/31/19 (r)	1,580	1,587
8.50%, 01/18/31	300	465
DIRECTV Holdings LLC
3.13%, 02/15/16	900	945
1.75%, 01/15/18	1,000	988
6.38%, 03/01/41	725	812
5.15%, 03/15/42	1,300	1,256
Discovery Communications LLC
3.25%, 04/01/23	265	269
4.95%, 05/15/42	195	200
4.88%, 04/01/43	280	286
Grupo Televisa SAB, 6.63%, 01/15/40	375	457
Harley-Davidson Financial Services Inc., 2.70%, 03/15/17 (r)	735	759
Johnson Controls Inc., 3.75%, 12/01/21	1,000	1,062
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	548
NBCUniversal Enterprise Inc.
1.66%, 04/15/18 (r)	830	831
1.97%, 04/15/19 (r)	1,480	1,484
NBCUniversal Media LLC, 2.88%, 04/01/16	1,700	1,791
News America Inc., 4.50%, 02/15/21 (e)	850	958
Nissan Motor Acceptance Corp., 1.80%, 03/15/18 (r)	3,400	3,417
Time Warner Cable Inc.
5.85%, 05/01/17	270	314
5.00%, 02/01/20 (e)	1,500	1,707
4.50%, 09/15/42 (e)	525	477
Time Warner Inc.
4.88%, 03/15/20	500	572
4.75%, 03/29/21	450	509
6.25%, 03/29/41	500	591
Viacom Inc.
2.50%, 12/15/16	1,100	1,146
3.25%, 03/15/23 (e)	435	437
4.38%, 03/15/43 (r)	951	879
4.88%, 06/15/43	360	360
		38,206
CONSUMER STAPLES - 0.7%
Altria Group Inc., 4.75%, 05/05/21	1,148	1,299
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	680	881
5.38%, 01/15/20	170	205
BAT International Finance Plc, 3.25%, 06/07/22 (r)	1,945	2,022
ConAgra Foods Inc.
1.90%, 01/25/18	330	333
3.20%, 01/25/23	285	284
CVS Caremark Corp., 5.75%, 06/01/17	120	142
Dr. Pepper Snapple Group Inc., 2.90%, 01/15/16 (e)	247	260
General Mills Inc., 4.15%, 02/15/43	800	801
Heineken NV
2.75%, 04/01/23 (r)	1,285	1,262
4.00%, 10/01/42 (r)	40	38
Kellogg Co., 4.00%, 12/15/20 (e)	1,300	1,447
Kraft Foods Group Inc.
2.25%, 06/05/17	375	389
3.50%, 06/06/22	760	795
5.00%, 06/04/42	410	440
Molson Coors Brewing Co.
2.00%, 05/01/17	40	41
3.50%, 05/01/22 (e)	615	640
5.00%, 05/01/42	550	582

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Mondelez International Inc., 5.38%, 02/10/20	1,000	1,190
PepsiCo Inc., 3.13%, 11/01/20	1,800	1,927
SABMiller Holdings Inc.
6.50%, 07/15/18 (r)	600	736
4.95%, 01/15/42 (r)	200	221
Wal-Mart Stores Inc, 3.63%, 07/08/20 (e)	2,300	2,537
WM Wrigley Jr. Co., 3.70%, 06/30/14 (r)	925	950
		19,422
ENERGY - 0.3%
BP Capital Markets Plc
4.75%, 03/10/19	675	782
3.25%, 05/06/22	1,000	1,033
EOG Resources Inc., 5.63%, 06/01/19	190	231
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22 (r)	750	740
Motiva Enterprises LLC, 5.75%, 01/15/20 (r)	75	90
Occidental Petroleum Corp., 4.10%, 02/01/21 (e)	941	1,067
Shell International Finance BV
3.10%, 06/28/15	400	423
4.38%, 03/25/20	675	782
Statoil ASA, 5.25%, 04/15/19	215	259
TransCanada Pipelines Ltd., 3.80%, 10/01/20	975	1,069
		6,476
FINANCIALS - 3.1%
Ace Capital Trust II, 9.70%, 04/01/30	525	764
American Express Centurion Bank, 6.00%, 09/13/17	850	1,015
American Express Credit Corp.
2.75%, 09/15/15	500	523
2.38%, 03/24/17 (e)	1,025	1,072
American Honda Finance Corp., 2.50%, 09/21/15 (r)	1,000	1,039
Ameriprise Financial Inc., 5.30%, 03/15/20	170	202
AXA SA, 8.60%, 12/15/30 (e)	425	545
Bank of America Corp.
6.50%, 08/01/16	2,000	2,303
5.42%, 03/15/17	700	776
2.00%, 01/11/18	1,200	1,194
7.63%, 06/01/19	800	1,016
5.70%, 01/24/22	1,000	1,171
3.30%, 01/11/23	705	695
5.88%, 02/07/42	300	356
Bank of Montreal, 2.50%, 01/11/17 (e)	2,650	2,769
Bank of New York Mellon Corp., 5.45%, 05/15/19	500	604
Bank of Nova Scotia, 3.40%, 01/22/15	625	655
Barclays Bank Plc, 6.75%, 05/22/19	320	398
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15 (e)	1,300	1,355
Capital One Financial Corp.
2.15%, 03/23/15 (e)	895	913
4.75%, 07/15/21	1,500	1,693
CDP Financial, 4.40%, 11/25/19 (r)	600	687
Citigroup Inc.
5.50%, 10/15/14	515	550
4.59%, 12/15/15	535	580
5.85%, 08/02/16 (e)	1,300	1,481
4.45%, 01/10/17	1,000	1,101
6.13%, 05/15/18	245	292
8.50%, 05/22/19	400	533
8.13%, 07/15/39	115	169
5.88%, 01/30/42	165	197
Comerica Inc., 3.00%, 09/16/15	95	100
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.20%, 03/11/15 (r)	750	783
Credit Agricole SA, 3.50%, 04/13/15 (e) (r)	740	768
Credit Suisse New York, 3.50%, 03/23/15	345	364
Deutsche Bank AG London, 3.45%, 03/30/15	500	525
Discover Financial Services, 6.45%, 06/12/17	90	105
Eaton Vance Corp., 6.50%, 10/02/17	160	192
ERP Operating LP, 4.75%, 07/15/20	765	865
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	226
General Electric Capital Corp.
5.55%, 05/04/20	1,650	1,968
4.63%, 01/07/21	1,000	1,126
4.65%, 10/17/21	500	560
3.15%, 09/07/22	2,840	2,822
Goldman Sachs Group Inc.
5.35%, 01/15/16	400	443
5.63%, 01/15/17	1,350	1,511
5.75%, 01/24/22	1,445	1,680
3.63%, 01/22/23 (e)	550	554
6.25%, 02/01/41	940	1,117
HCP Inc., 6.00%, 01/30/17	365	423
HSBC Bank Plc, 4.13%, 08/12/20 (e) (r)	900	990
HSBC Bank USA NA, 5.88%, 11/01/34	250	290
HSBC Holdings Plc
4.00%, 03/30/22	870	936
6.10%, 01/14/42 (e)	1,200	1,522
HSBC USA Inc., 1.63%, 01/16/18	1,435	1,434
ING Bank NV
2.00%, 10/18/13 (r)	1,850	1,863
3.75%, 03/07/17 (r)	1,600	1,705
JPMorgan Chase & Co.
3.40%, 06/24/15	1,800	1,895
6.30%, 04/23/19	475	580
6.40%, 05/15/38	425	545
5.40%, 01/06/42 (e)	540	620
Kimco Realty Corp., 5.78%, 03/15/16	345	388
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	605
Liberty Property LP, 6.63%, 10/01/17	225	267
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (e) (r)	625	660
MassMutual Global Funding II, 2.88%, 04/21/14 (r)	172	176
MetLife Inc., 4.13%, 08/13/42 (e)	265	248
Metropolitan Life Global Funding I
2.50%, 09/29/15 (r)	1,200	1,247
1.50%, 01/10/18 (e) (r)	1,480	1,486
Morgan Stanley
6.00%, 05/13/14	298	314
5.45%, 01/09/17	1,000	1,119
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18 (e)	1,000	1,189
3.05%, 02/15/22 (e)	445	464
Nordea Bank AB, 3.70%, 11/13/14 (r)	345	361
Northern Trust Corp., 3.45%, 11/04/20 (e)	490	532
PNC Funding Corp., 5.40%, 06/10/14	525	554
Private Export Funding Corp., 2.25%, 12/15/17	1,985	2,106
Prudential Financial Inc.
5.50%, 03/15/16	425	479
6.00%, 12/01/17	450	537
Realty Income Corp.
6.75%, 08/15/19	355	439
5.75%, 01/15/21	335	390
Simon Property Group LP
4.20%, 02/01/15	600	633
6.10%, 05/01/16 (e)	325	371
Sovereign Bank, 8.75%, 05/30/18	450	544
Standard Chartered Plc, 3.85%, 04/27/15 (r)	265	280
Svenska Handelsbanken AB
4.88%, 06/10/14 (r)	700	735

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
2.88%, 04/04/17	2,000	2,112
Toyota Motor Credit Corp., 2.80%, 01/11/16 (e)	1,020	1,077
U.S. Bank NA, 4.95%, 10/30/14	450	479
UBS AG, 4.88%, 08/04/20	1,700	1,969
Wachovia Corp.
5.25%, 08/01/14	500	529
5.75%, 06/15/17	1,500	1,763
WEA Finance LLC, 7.13%, 04/15/18 (r)	350	432
Wells Fargo & Co., 3.50%, 03/08/22 (e)	2,015	2,118
		81,763
HEALTH CARE - 0.5%
Aetna Inc., 1.75%, 05/15/17	55	56
Amgen Inc., 5.15%, 11/15/41	1,200	1,288
Express Scripts Holding Co., 2.65%, 02/15/17	1,897	1,987
Express Scripts Inc., 6.25%, 06/15/14	160	170
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	820	825
GlaxoSmithKline Capital Plc
1.50%, 05/08/17	480	488
2.85%, 05/08/22	1,255	1,280
Kaiser Foundation Hospitals
3.50%, 04/01/22	235	247
4.88%, 04/01/42	455	497
McKesson Corp., 2.85%, 03/15/23	90	91
Medtronic Inc., 1.38%, 04/01/18 (e)	675	675
Pfizer Inc., 6.20%, 03/15/19	700	879
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	750	933
Sanofi SA, 4.00%, 03/29/21	1,025	1,140
Thermo Fisher Scientific Inc., 3.25%, 11/20/14	140	145
UnitedHealth Group Inc.
3.88%, 10/15/20	600	658
4.63%, 11/15/41	1,040	1,083
WellPoint Inc.
4.35%, 08/15/20	1,000	1,112
3.30%, 01/15/23	290	294
Zoetis Inc.
3.25%, 02/01/23 (e) (r)	125	127
4.70%, 02/01/43 (r)	150	153
		14,128
INDUSTRIALS - 0.3%
Cargill Inc., 4.31%, 05/14/21 (r)	517	570
Deere & Co., 4.38%, 10/16/19 (e)	185	215
ERAC USA Finance LLC
2.25%, 01/10/14 (r)	375	379
2.75%, 03/15/17 (r)	340	354
4.50%, 08/16/21 (r)	620	683
3.30%, 10/15/22 (r)	120	121
5.63%, 03/15/42 (r)	1,200	1,338
FedEx Corp., 2.63%, 08/01/22	190	187
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	920	979
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (r)	675	780
Southwest Airlines Co., 5.75%, 12/15/16	500	561
United Technologies Corp., 3.10%, 06/01/22	225	236
		6,403
INFORMATION TECHNOLOGY - 0.2%
Cisco Systems Inc., 4.45%, 01/15/20	500	577
eBay Inc., 2.60%, 07/15/22 (e)	715	714
Hewlett-Packard Co.
3.75%, 12/01/20	1,000	993
4.30%, 06/01/21	1,000	1,015
Oracle Corp., 6.13%, 07/08/39	500	645
Xerox Corp.
8.25%, 05/15/14	345	372
6.75%, 02/01/17	75	86
6.35%, 05/15/18 (e)	50	59
5.63%, 12/15/19 (e)	30	34
		4,495
MATERIALS - 0.0%
Agrium Inc., 6.13%, 01/15/41	210	236

TELECOMMUNICATION SERVICES - 0.2%
America Movil SAB de CV
3.13%, 07/16/22	400	392
4.38%, 07/16/42 (e)	330	304
AT&T Inc.
6.80%, 05/15/36	150	190
6.55%, 02/15/39	155	192
BellSouth Corp., 6.55%, 06/15/34 (e)	300	355
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	82
Deutsche Telekom International Finance BV
2.25%, 03/06/17 (r)	495	507
8.75%, 06/15/30 (l)	275	389
4.88%, 03/06/42 (r)	705	708
France Telecom SA, 4.13%, 09/14/21	250	268
SBC Communications, 6.45%, 06/15/34	480	588
Verizon Communications Inc.
3.50%, 11/01/21	735	764
4.75%, 11/01/41	265	263
Verizon Global Funding Corp., 7.75%, 12/01/30	500	683
Vodafone Group Plc, 5.45%, 06/10/19	600	714
		6,399
UTILITIES - 0.4%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (r)	195	221
Atmos Energy Corp., 6.35%, 06/15/17	385	461
Colorado Public Service Co., 5.13%, 06/01/19	500	602
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	288
Duke Energy Carolinas LLC, 4.30%, 06/15/20 (e)	875	1,006
Enel Finance International NV, 6.80%, 09/15/37 (r)	235	243
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,762
Indianapolis Power & Light Co., 6.60%, 06/01/37 (r)	500	651
MidAmerican Energy Co., 6.13%, 04/01/36	350	435
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (r)	415	431
Oncor Electric Delivery Co. LLC, 5.25%, 09/30/40	325	362
Pennsylvania Electric Co., 5.20%, 04/01/20	600	684
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	81
Public Service Electric & Gas Co., 2.70%, 05/01/15	230	240
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	134
5.35%, 05/15/40	800	996
South Carolina Electric & Gas Co., 4.35%, 02/01/42	730	751
Southern California Edison Co., 5.55%, 01/15/37	500	615
		9,963
Total Corporate Bonds and Notes (cost $173,848)		187,491

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 25.6%
GOVERNMENT SECURITIES - 14.2%
Federal Home Loan Mortgage Corp. - 0.2% (w)
Federal Home Loan Mortgage Corp., 3.50%, 05/29/13	5,000	5,027

Municipals - 0.7%
Bay Area Toll Authority, 6.26%, 04/01/49	975	1,331
City of Chicago O’Hare International Airport, RB, 6.85%, 01/01/38	700	812
City Public Service Board of San Antonio Texas, RB, 5.99%, 02/01/39	135	176
Dallas Area Rapid Transit, RB, 6.00%, 12/01/44	890	1,175
Illinois State Toll Highway Authority, 6.18%, 01/01/34	565	716
Irvine Ranch Water District Joint Powers Agency, 2.61%, 03/15/14	545	556
Los Angeles Unified School District, 5.75%, 07/01/34	800	979
Maryland Transportation Authority, 5.89%, 07/01/43	270	353
Massachusetts School Building Authority, 5.72%, 08/15/39	500	628
Metropolitan Transportation Authority
7.34%, 11/15/39	75	110
6.09%, 11/15/40	405	512
Municipal Electric Authority of Georgia, 6.64%, 04/01/57	1,025	1,212
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	1,028
New York State Thruway Authority, RB, 5.88%, 04/01/30	840	1,039
North Texas Tollway Authority, 6.72%, 01/01/49	850	1,155
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28	420	493
Oregon State Department of Transportation, 5.83%, 11/15/34	255	329
Port Authority of New York & New Jersey, GO
5.86%, 12/01/24	180	232
6.04%, 12/01/29	105	136
4.46%, 10/01/62	2,500	2,496
State of California
7.55%, 04/01/39	200	289
7.63%, 03/01/40	400	578
State of Utah, 3.29%, 07/01/20	1,000	1,102
University of California, 6.58%, 05/15/49	370	485
University of California Build America Bond, 5.77%, 05/15/43	615	757
University of Missouri, 5.96%, 11/01/39	360	462
		19,141
Sovereign - 0.2%
Financing Corp. Fico, 4.49%, 12/06/13 - 12/27/13	495	493
Province of Ontario, Canada, 4.00%, 10/07/19	550	627
Resolution Funding Corp., 3.88%, 04/15/14	2,550	2,540
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	2,067
		5,727
U.S. Treasury Securities - 13.1%
U.S. Treasury Bond
5.38%, 02/15/31	1,700	2,365
4.38%, 11/15/39	2,138	2,679
4.63%, 02/15/40	3,830	4,986
4.25%, 11/15/40	2,100	2,582
2.75%, 11/15/42	30,500	28,270
U.S. Treasury Note
0.25%, 03/31/14 - 02/28/15	155,930	156,013
0.13%, 12/31/14	10,500	10,482
1.75%, 07/31/15	7,000	7,238
1.25%, 10/31/15	5,000	5,119
2.00%, 01/31/16 - 04/30/16	17,000	17,820
1.50%, 06/30/16	13,600	14,077
1.00%, 09/30/16	3,300	3,362
0.88%, 11/30/16	12,815	12,991
0.63%, 05/31/17 - 08/31/17	14,400	14,411
0.75%, 10/31/17	22,000	22,064
3.88%, 05/15/18	1,000	1,155
3.63%, 02/15/20	3,915	4,549
2.63%, 11/15/20	9,400	10,253
3.13%, 05/15/21	2,900	3,265
2.13%, 08/15/21	8,200	8,569
1.63%, 08/15/22 - 11/15/22	16,300	16,051
		348,301
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 11.4%
Federal Home Loan Bank - 0.0%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/36	487	528
Federal Home Loan Mortgage Corp. - 5.0%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	1,345	1,473
6.50%, 11/01/17	16	17
4.50%, 05/01/18 - 03/01/39	4,401	4,762
4.00%, 09/01/26 - 07/01/41	997	1,061
5.50%, 03/01/27 - 08/01/40	24,553	26,678
5.00%, 02/01/28 - 12/01/41	49,442	53,471
2.50%, 04/15/28, TBA (g)	3,000	3,106
3.00%, 04/15/28, TBA (g)	3,700	3,878
7.00%, 11/01/30 - 10/01/32	109	129
3.50%, 04/15/43, TBA (g)	22,100	23,256
4.00%, 04/15/43, TBA (g)	7,800	8,290
4.50%, 04/15/43, TBA (g)	6,300	6,739
		132,860
Federal National Mortgage Association - 3.3%
Federal National Mortgage Association
6.00%, 01/01/18	18	20
3.50%, 03/01/26 - 03/01/26	361	382
4.00%, 09/01/26 - 09/01/26	5,808	6,217
4.50%, 01/01/27 - 10/01/31	7,976	8,643
3.00%, 05/01/27 - 08/01/27	1,367	1,443
2.50%, 04/15/28, TBA (g)	3,550	3,683
3.50%, 04/15/28 - 04/15/43, TBA (g)	18,050	19,080
7.50%, 09/01/29	19	23
7.00%, 10/01/33	94	111
5.50%, 03/01/38	1,969	2,148
6.50%, 10/01/38 - 10/01/39	862	966
5.00%, 06/01/40 - 08/01/40	2,174	2,384
3.00%, 04/15/43, TBA (g)	2,600	2,734
4.50%, 04/15/43, TBA (g)	14,100	15,191
5.00%, 04/15/43, TBA (g)	5,000	5,416
5.50%, 04/15/43, TBA (g)	15,900	17,341
		85,782
Government National Mortgage Association - 3.1%
Government National Mortage Association, 4.50%, 06/15/40 - 09/15/40	6,700	7,367
Government National Mortgage Association
6.50%, 04/15/26	26	29
5.50%, 11/15/32 - 02/15/36	208	229
7.00%, 01/15/33 - 05/15/33	36	43
6.00%, 02/15/33 - 01/15/35	172	198
5.00%, 06/20/33 - 04/15/40	6,571	7,181

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
4.50%, 05/15/42	299	326
3.50%, 04/15/43, TBA (g)	11,200	12,047
4.00%, 04/15/43, TBA (g)	27,800	30,299
4.50%, 04/15/43, TBA (g)	7,300	7,981
6.00%, 04/15/43, TBA (g)	14,800	16,652
REMIC, 7.50%, 09/16/35	14	16
		82,368
Total Government and Agency Obligations (cost $668,382)		679,734

SHORT TERM INVESTMENTS - 8.7%
Investment Company - 7.0%
JNL Money Market Fund, 0.03% (a) (h)	187,140	187,140
Securities Lending Collateral - 1.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	45,548	45,548

Total Short Term Investments (cost $232,688)		232,688

Total Investments - 108.2% (cost $2,514,467)		2,872,543
Total Forward Sales Commitments - (2.5%) (proceeds $67,368)		(67,392)
Other Assets and Liabilities, Net - (5.7%)		(149,381)
Total Net Assets - 100.0%		$2,655,770

FORWARD SALES COMMITMENTS - 2.5%
GOVERNMENT AND AGENCY OBLIGATIONS - 2.5%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.5%
Federal Home Loan Mortgage Corp. - 2.5%
Federal Home Loan Mortgage Corp.
5.00%, 04/15/43	$39,000	$41,943
5.50%, 04/15/43, TBA (g)	23,500	25,449

Total Forward Sales Commitments - 2.5% (proceeds $67,368)		$67,392

JNL/WMC Money Market Fund
CORPORATE BONDS AND NOTES - 12.2%
FINANCIALS - 11.6%
American Honda Finance Corp.
0.38%, 08/02/13 (i) (r)	$9,000	$9,000
0.32%, 11/08/13 (i) (r)	6,400	6,400
0.30%, 12/05/13 (i) (r)	5,000	5,000
BNP Paribas SA, 1.18%, 01/10/14 (i)	8,500	8,539
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.50%, 07/25/13 (i)	11,000	11,010
Inter-American Development Bank, 3.50%, 07/08/13	11,500	11,602
John Deere Capital Corp., 4.90%, 09/09/13	3,600	3,673
JPMorgan Chase & Co.
4.75%, 05/01/13	8,000	8,029
1.10%, 01/24/14 (i)	7,774	7,822
Kreditanstalt fuer Wiederaufbau, 1.38%, 07/15/13	945	948
MassMutual Global Funding II, 0.78%, 09/27/13 (i) (r)	7,500	7,520
MetLife Institutional Funding II, 0.38%, 09/12/13 (i) (r)	11,100	11,100
National Rural Utilities Cooperative Finance Corp.
5.50%, 07/01/13	666	675
0.39%, 08/09/13 (i)	5,335	5,335
0.38%, 02/18/14 (i)	5,800	5,800
TIAA Global Markets Inc., 4.95%, 07/15/13 (r)	9,250	9,374
Toronto-Dominion Bank, 0.48%, 07/26/13 (i)	9,700	9,707
Toyota Motor Credit Corp., 1.38%, 08/12/13	4,500	4,518
Wachovia Corp., 0.49%, 08/01/13 (i)	9,155	9,162
		135,214
HEALTH CARE - 0.6%
Novartis Capital Corp., 1.90%, 04/24/13	7,160	7,168

Total Corporate Bonds and Notes (cost $142,382)		142,382

GOVERNMENT AND AGENCY OBLIGATIONS - 22.2%
GOVERNMENT SECURITIES - 20.3%
Federal Farm Credit Bank - 0.2% (w)
Federal Farm Credit Bank
0.20%, 11/20/13	2,500	2,500
0.15%, 02/05/14	4,000	3,999
		6,499
Federal Home Loan Bank - 12.7% (w)
Federal Home Loan Bank
0.25%, 04/11/13 - 09/06/13	32,700	32,700
0.23%, 04/17/13 - 06/06/13	48,640	48,640
0.22%, 04/25/13 - 05/03/13	10,500	10,500
0.24%, 05/10/13	2,000	2,000
0.16%, 08/01/13 (i)	11,000	10,998
0.28%, 08/15/13	5,500	5,502
0.20%, 10/04/13	8,400	8,399
0.13%, 11/08/13	6,000	5,997
0.30%, 12/04/13 - 12/12/13	18,000	18,014
0.17%, 12/20/13	6,000	5,999
0.33%, 01/17/14	6,000	6,007
0.38%, 01/29/14	6,000	6,010
		160,766
Federal Home Loan Mortgage Corp. - 3.3% (w)
Federal Home Loan Mortgage Corp.
1.72%, 04/11/13	6,695	6,698
1.63%, 04/15/13	4,000	4,002
0.37%, 09/03/13 (i)	18,000	18,014
4.88%, 11/15/13	9,970	10,258
0.38%, 11/27/13	6,000	6,008
		44,980
Federal National Mortgage Association - 2.1% (w)
Federal National Mortgage Association
1.50%, 06/26/13	18,000	18,056
1.05%, 10/22/13	7,000	7,033
		25,089
U.S. Treasury Securities - 2.0%
U.S. Treasury Note
3.13%, 04/30/13	6,000	6,014
0.25%, 11/30/13	17,200	17,204
		23,218
Total Government and Agency Obligations (cost $260,552)		260,552

SHORT TERM INVESTMENTS - 65.5%
Certificates of Deposit - 18.7%
Bank of Montreal
0.41%, 06/17/13 (i)	7,000	7,000
0.24%, 08/13/13	8,000	8,000
0.29%, 01/07/14 (i)	9,000	9,000
Bank of Nova Scotia
0.44%, 08/15/13 (i)	11,000	11,000
0.29%, 10/17/13 (i)	8,500	8,500
0.30%, 03/21/14 (i)	6,000	6,000
BNP Paribas SA, 0.24%, 06/27/13	9,000	9,000

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Canadian Imperial Bank of Commerce
0.26%, 05/09/13 (i)	5,000	5,000
0.32%, 08/27/13 (i)	11,000	11,000
0.27%, 03/26/14 (i)	10,000	10,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.37%, 01/27/14 (i)	12,000	12,000
Deutsche Bank AG
0.22%, 07/02/13	7,000	7,000
0.35%, 09/23/13 (i)	11,000	11,000
Nordea Bank AB, 0.25%, 09/25/13	7,500	7,500
Royal Bank of Canada
0.33%, 09/06/13 (i)	12,200	12,200
0.37%, 01/27/14 (i)	12,500	12,500
Societe Generale
0.28%, 06/11/13	8,250	8,250
0.43%, 09/09/13	8,250	8,250
Standard Chartered Bank
0.29%, 04/10/13	10,000	10,000
0.40%, 01/23/14 (i)	12,000	12,000
Svenska Handelsbanken AB, 0.21%, 04/24/13	10,000	10,000
Toronto-Dominion Bank
0.18%, 04/22/13	6,000	6,000
0.25%, 11/15/13 (i)	8,000	8,000
Wells Fargo Bank NA, 0.20%, 12/09/13 (i)	10,000	10,000
		219,200
Commercial Paper - 12.8%
BPCE SA
0.25%, 06/11/13 (r)	8,250	8,246
0.44%, 09/09/13 (r)	8,250	8,234
Chariot Funding LLC, 0.25%, 04/17/13 (r)	17,000	16,998
Commonwealth Bank of Australia, 0.19%, 04/24/13	9,000	8,999
DNB Nor Bank ASA, 0.21%, 05/13/13 (r)	5,000	4,999
Fairway Finance
0.17%, 04/16/13 (r)	4,500	4,500
0.17%, 05/22/13 (r)	15,000	14,996
General Electric Capital Corp., 0.22%, 07/03/13	9,000	8,995
HSBC Bank USA
0.30%, 08/12/13	8,000	7,991
0.34%, 11/15/13	8,000	7,983
JPMorgan Chase & Co., 0.22%, 07/30/13	7,000	6,995
Kreditanstalt fuer Wiederaufbau International Finance Inc., 0.20%, 06/20/13 (r)	7,630	7,626
Market Street Funding LLC, 0.18%, 06/03/13 (r)	8,500	8,497
MetLife Short Term Funding LLC, 0.17%, 06/05/13	11,000	10,997
Thunder Bay Funding LLC, 0.17%, 05/20/13 (r)	14,500	14,497
Toyota Motor Credit Corp., 0.27%, 11/25/13	10,000	9,982
		150,535
Investment Company - 0.0%
JPMorgan Prime Money Market Fund, 0.03% (h)	70	70
Repurchase Agreements - 34.0%
Repurchase Agreement with BBP, 0.11%, (Collateralized by $24,611 Federal National Mortgage Association, 3.00-7.00%, due 01/01/28-02/01/43, value $27,083, $6,117 Federal Home Loan Mortgage Corp., 3.50-5.00%, due 03/01/38-11/01/42, value $6,577) acquired 03/26/13, due 04/02/13 at $33,001	$33,000	33,000
Repurchase Agreement with BBP, 0.11%, (Collateralized by $25,564 Federal National Mortgage Association, 2.50-7.00%, due 05/01/26-01/01/43, value $27,650, $5,605 Federal Home Loan Mortgage Corp., 4.00-5.00%, due 09/01/38-11/01/38, value $6,010) acquired 03/28/13, due 04/04/13 at $33,001	33,000	33,000
Repurchase Agreement with BNP, 0.14%, (Collateralized by $46,105 Government National Mortgage Association, 4.50%, due 06/20/42, value $51,000) acquired 03/05/13, due 04/04/13 at $50,006	50,000	50,000
Repurchase Agreement with BOA, 0.09%, (Collateralized by $25,455 U.S. Treasury Note, 0.25%, due 04/30/14, value $25,500) acquired on 03/27/13, due 04/02/13 at $25,000	25,000	25,000
Repurchase Agreement with BOA, 0.19%, (Collateralized by $15,510 U.S. Treasury Note, 0.25%, due 07/15/15, value $15,504) acquired on 03/27/13, due 04/02/13 at $15,200	15,200	15,200
Repurchase Agreement with CGM, 0.15%, (Collateralized by $50,992 U.S. Treasury Note, 0.25-0.63%, due 02/15/15-08/31/17, value $51,000) acquired 03/28/13, due 04/01/13 at $50,001	50,000	50,000
Repurchase Agreement with DUB, 0.25%, (Collateralized by $15,474 Federal National Mortgage Association, 4.50%, due 09/01/41, value $16,728) acquired 03/28/13, due 04/01/13 at $16,400	16,400	16,400
Repurchase Agreement with GSC, 0.12%, (Collateralized by $21,356 U.S. Treasury Note, 0.63%, due 04/30/13, value $21,420) acquired 03/28/13, due 04/04/13 at $21,000	21,000	21,000
Repurchase Agreement with GSC, 0.13%, (Collateralized by $40,927 Government National Mortgage Association, 3.50-6.50%, due 02/15/33-02/15/43, value $45,900) acquired 03/26/13, due 04/02/13 at $45,001	45,000	45,000
Repurchase Agreement with GSC, 0.13%, (Collateralized by $42,016 Government National Mortgage Association, 2.50-6.50%, due 03/15/26-03/15/43, value $45,900) acquired 03/27/13, due 04/03/13 at $45,001	45,000	45,000
Repurchase Agreement with GSC, 0.14%, (Collateralized by $14,565 Government National Mortgage Corp., 3.00%, due 09/15/42, value $15,300) acquired 03/28/13, due 04/04/13 at $15,000	15,000	15,000
Repurchase Agreement with TDS, 0.20%, (Collateralized by $48,973 Federal National Mortgage Association, 2.50%, due 09/01/27-01/01/28, value $51,000) acquired 03/28/13, due 04/01/13 at $50,001	50,000	50,000
		398,600

Total Short Term Investments (cost $768,405)		768,405

Total Investments - 99.9% (cost $1,171,339)		1,171,339
Other Assets and Liabilities, Net - 0.1%		1,079
Total Net Assets - 100.0%		$1,172,418

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/WMC Value Fund
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 9.5%
AutoZone Inc. (c)	41	$16,307
CBS Corp. - Class B	216	10,063
Comcast Corp. - Class A	442	18,558
General Motors Co. (c)	180	4,999
Goodyear Tire & Rubber Co. (c)	519	6,545
Home Depot Inc.	203	14,191
Kohl’s Corp.	239	11,025
Lowe’s Cos. Inc.	462	17,535
Newell Rubbermaid Inc.	517	13,497
Nordstrom Inc.	211	11,673
Thomson Reuters Corp. (e)	406	13,201
		137,594
CONSUMER STAPLES - 6.1%
Anheuser-Busch InBev NV - ADR	155	15,402
CVS Caremark Corp.	380	20,877
General Mills Inc.	230	11,361
Kraft Foods Group Inc.	125	6,466
PepsiCo Inc.	185	14,643
Philip Morris International Inc.	216	20,029
		88,778
ENERGY - 12.7%
Anadarko Petroleum Corp.	185	16,149
Chevron Corp.	411	48,848
EOG Resources Inc.	55	7,105
Exxon Mobil Corp.	355	31,954
Halliburton Co.	473	19,131
Marathon Oil Corp.	419	14,130
Noble Corp.	195	7,429
Occidental Petroleum Corp.	245	19,173
Royal Dutch Shell Plc - ADR - Class B	160	10,715
Southwestern Energy Co. (c)	293	10,899
		185,533
FINANCIALS - 25.4%
ACE Ltd.	330	29,374
American International Group Inc. (c)	419	16,273
Ameriprise Financial Inc.	170	12,522
BB&T Corp.	510	16,018
BlackRock Inc.	89	22,988
Chubb Corp.	144	12,592
Citigroup Inc.	574	25,400
Credit Suisse Group AG - ADR (e)	301	7,896
Goldman Sachs Group Inc.	135	19,926
IntercontinentalExchange Inc. (c) (e)	105	17,057
JPMorgan Chase & Co.	1,086	51,557
Marsh & McLennan Cos. Inc.	613	23,272
PNC Financial Services Group Inc.	466	30,983
Principal Financial Group Inc.	312	10,609
Swiss Re AG	165	13,475
Unum Group	439	12,388
Wells Fargo & Co.	1,296	47,948
		370,278
HEALTH CARE - 12.8%
Amgen Inc.	168	17,206
Baxter International Inc.	238	17,320
Covidien Plc	285	19,311
HCA Holdings Inc.	139	5,665
Johnson & Johnson	213	17,340
Merck & Co. Inc.	695	30,756
Pfizer Inc.	1,000	28,865
Roche Holding AG	84	19,646
Teva Pharmaceutical Industries Ltd. - ADR	285	11,299
UnitedHealth Group Inc.	321	18,377
		185,785
INDUSTRIALS - 11.6%
3M Co.	141	15,012
Boeing Co.	182	15,583
Eaton Corp. Plc	326	19,970
General Electric Co.	1,247	28,832
Illinois Tool Works Inc.	213	12,990
Ingersoll-Rand Plc	263	14,484
PACCAR Inc.	198	10,033
Spirit Aerosystems Holdings Inc. - Class A (c)	508	9,639
Stanley Black & Decker Inc.	211	17,114
Tyco International Ltd.	291	9,318
United Technologies Corp.	164	15,276
		168,251
INFORMATION TECHNOLOGY - 9.1%
Analog Devices Inc.	319	14,820
Cisco Systems Inc.	1,955	40,888
EMC Corp. (c)	871	20,808
Hewlett-Packard Co.	281	6,689
Intel Corp.	796	17,396
Microsoft Corp.	584	16,719
Xilinx Inc.	402	15,335
		132,655
MATERIALS - 5.6%
Barrick Gold Corp.	229	6,721
Dow Chemical Co.	401	12,756
E.I. du Pont de Nemours & Co.	220	10,836
International Paper Co.	314	14,606
Mosaic Co.	289	17,202
Nucor Corp.	186	8,561
Steel Dynamics Inc.	655	10,399
		81,081
TELECOMMUNICATION SERVICES - 2.2%
AT&T Inc.	860	31,547

UTILITIES - 3.0%
Edison International	239	12,050
Entergy Corp.	151	9,529
NextEra Energy Inc.	113	8,739
Northeast Utilities	302	13,137
		43,455

Total Common Stocks (cost $1,127,195)		1,424,957

SHORT TERM INVESTMENTS - 3.2%
Investment Company - 1.9%
JNL Money Market Fund, 0.03% (a) (h)	27,995	27,995
Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	19,440	19,440

Total Short Term Investments (cost $47,435)		47,435

Total Investments - 101.2% (cost $1,174,630)		1,472,392
Other Assets and Liabilities, Net - (1.2%)		(17,969)
Total Net Assets - 100.0%		$1,454,423

See accompanying Notes to Schedules of Investments.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

(a)	Investment in affiliate.
(b)

The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At March 31, 2013, the percentage of shares outstanding held by each Fund in the underlying affiliated fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to Schedules of Investments.

(g)

All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2013, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/Capital Guardian Global Balanced Fund $13,924; JNL/Goldman Sachs Core Plus Bond Fund $165,816; JNL/Mellon Capital Management Bond Index Fund $157,700; JNL/Neuberger Berman Strategic Income Fund $26,024; JNL/PIMCO Real Return Fund $3,347,820; JNL/PIMCO Total Return Bond Fund $821,454; and JNL/WMC Balanced Fund $244,904.

(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.
(i)	The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2013.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2013.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual security.
(n)	Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security is pledged or segregated as collateral.
(p)	Par amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(q)

Rule 144A Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be illiquid based on procedures approved by the Board. See Restricted Securities in these Notes to the Schedules of Investments.

(r)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Board. As of March 31, 2013, the value of these liquid securities was as follows: JNL/BlackRock Global Allocation Fund, $33,142; JNL/Franklin Templeton Global Multisector Bond Fund, $139,618; JNL/Franklin Templeton Income Fund, $261,531; JNL/Franklin Templeton International Small Cap Growth Fund, $6,916; JNL/Franklin Templeton Mutual Shares Fund, $18,193; JNL/Goldman Sachs Core Plus Bond Fund, $141,586; JNL/Goldman Sachs Emerging Markets Debt Fund, $141,706; JNL/JPMorgan International Value Fund, $3,481; JNL/JPMorgan U.S. Government & Quality Bond Fund, $33,007; JNL/Lazard Emerging Markets Fund, $23,622; JNL/Mellon Capital Management Bond Index Fund, $5,386; JNL/Neuberger Berman Strategic Income Fund, $4,774; JNL/PIMCO Real Return Fund, $243,325; JNL/PIMCO Total Return Bond Fund, $315,255; JNL/PPM America Floating Rate Income Fund, $44,526; JNL/PPM America High Yield Bond Fund, $945,131; JNL/T. Rowe Price Short-Term Bond Fund, $338,316; JNL/WMC Balanced Fund, $135,614; JNL/WMC Money Market Fund, $48,499

(s)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded loan commitment at March 31, 2013. See Unfunded Loan Commitments in the Notes to the Schedules of Investments.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	Consolidated Schedule of Investments.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(x)	Investment is owned by an entity, that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

Currencies:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan

COP - Colombian Peso

CRC - Costa Rican Colon

CZK - Czech Republic Korunas

DOP - Dominican Peso

EUR - European Currency Unit (Euro)

GBP - British Pound

GHS - Ghanaian Cedi

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli New Sheqel

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

LKR - Sri Lankan Rupee

MXN - Mexican Peso

MYR — Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN -  Polish Zloty

RON - Romanian New Leu

RSD - Serbian Dinar

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - New Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

Abbreviations:

“-”  Amount rounds to less than one thousand

ABS - Asset Backed Security

ADR - American Depositary Receipt

AID - Agency for International Development

AMBAC - AMBAC Indemnity Corp.

ASX - Australian Stock Exchange

BOT - Buono Ordinario del Tesoro

CAC - Cotation Assistee en Continu

CDI - Chess Depository Interest

CDO - Collateralized Debt Obligation

CDX.EM - Credit Derivatives Index Emerging Markets

CDX.NA.HY - Credit Derivatives Index - North American - High Yield

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CMBS - Commercialized Mortgage Backed Security

CMBX.NA.AAA - Commercialized Mortgage Backed Securities Index - North American AAA rated

CME - Chicago Mercantile Exchange

CPI — Consumer Price Index

CPURNSA — CPI Urban Consumers Index Non-Seasonably Adjusted

CVA - Commanditaire Vennootschap op Aandelen

DAX - Deutscher Aktienindex

DJIA - Dow Jones Industrial Average

ETF - Exchange-Traded Fund

EURIBOR - Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Abbreviations: (continued)

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FDR - Fiduciary Depository Receipt

FRK - Franklin Templeton Distributors

FTSE - Financial Times and the London Stock Exchange

GCI  -  Gabelli & Company, Inc.

GDR - Global Depository Receipt

GO - General Obligation

HSCEI - Hang Seng China Enterprises Index

IBEX - Iberia Index

JSE - Johannesburg Stock Exchange

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offered Rate

MBS - Mortgage Backed Security

MCDX.NA - Municipal Credit Default Swap Index - North American

MIB - Milano Indice Borsa

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

NYSE - New York Stock Exchange

PJSC - Public Joint Stock Company

RB - Revenue Bond

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

RNC - Radio Network Communications

SDR - Swedish Depository Receipt

SGB - Societe Generale Bannon L.L.C.

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

Taiex - Taiwan Stock Exchange Capitalization Weighted Stock  Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis

TES — Peso Denominated Treasury Bonds

Topix - Tokyo Stock Price Index

TSX - Toronto Stock Exchange

Counterparty Abbreviations:

ABN - ABN Amro Inc.

BCL - Barclays Capital Inc.

BBP - Barclays Bank Plc

BNP - BNP Paribas Securities

BNY - BNY Capital Markets

BOA - Bancamerica Securities/Bank of America NA

CCI - Citicorp Securities, Inc.

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

JPM - J.P. Morgan Securities, Inc.

MLP - Merrill Lynch Professional Clearing Corp.

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

RBC - Royal Bank Of Canada

RBS - Royal Bank Of Scotland

RGC - RBS Greenwich Capital

SCB - Standard Chartered Bank

SSB - State Street Brokerage Services, Inc.

TDS - TD Securities Inc.

UBS - UBS Securities LLC

WBC - Westpac Banking Corporation

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities that have been deemed illiquid, held by the Funds at March 31, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Commodity Securities Fund
Uranium Energy Corp.	11/02/2010	$1,243	$805	0.1%

JNL/BlackRock Global Allocation Fund
Bio City Development Co. BV Convertible Bond, 8.00%, 07/06/18	08/26/2011	$675	$599	—%
CapitaLand Ltd. Convertible Bond, 2.95%, 06/20/22	08/26/2011	3,471	3,621	0.2
Celestial Nutrifoods Ltd. Covertible Bond, 0.00%, 06/12/11	08/26/2011	49	3	—
Chaoda Modern Agriculture Holdings Ltd.	08/26/2011	200	33	—
China Milk Products Group Ltd. Convertible Bond, 0.00%, 01/05/12	08/26/2011	13	30	—
China Petroleum & Chemical Corp. Convertible Bond, 0.00%, 04/24/14	08/26/2011	265	304	—
Constellium Holdco BV Term Loan B, 0.00%, 02/25/20	03/11/2013	665	673	0.1
Constellium Holdco BV Term Loan B, 0.00%, 02/25/20	03/11/2013	514	526	—
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41	08/26/2011	909	967	0.1
Credit Suisse Group Guernsey V Ltd. Convertible Bond, 4.00%, 03/29/13	07/31/2012	865	1,360	0.1
Dana Gas Sukuk Ltd. Convertible Bond, 7.50%, 10/31/49	01/06/2012	4,801	5,138	0.3
Delta Debtco Ltd. Term Loan, 9.25%, 10/30/19	10/18/2012	2,676	2,876	0.1
Delta Topco Ltd.	05/03/2012	1,330	1,338	0.1
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	1,816	1,782	0.1
GNL Quintero SA Term Loan, 1.32%, 06/20/23	09/13/2012	907	934	—
Inversiones Alsacia SA, 8.00%, 08/18/18	08/26/2011	936	924	0.1
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15	08/26/2011	187	189	—
Pyrus Ltd. Convertible Bond, 7.50%, 12/20/15	11/25/2011	1,146	1,383	0.1
Pyrus Ltd. Convertible Bond, 7.50%, 12/20/15	08/26/2011	420	503	—
REI Agro Ltd. Convertible Bond, 5.50%, 11/13/14	08/26/2011	546	455	—
REI Agro Ltd. Convertible Bond, 5.50%, 11/13/14	08/26/2011	182	134	—
RHJ International	09/12/2011	159	122	—
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	04/04/2012	796	863	—
Suzlon Energy Ltd. Convertible Bond, 0.00%, 10/11/12	08/26/2011	483	321	—

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Global Allocation Fund (continued)
Suzlon Energy Ltd. Convertible Bond, 0.00%, 07/25/14	10/26/2011	$852	$607	—%
TFS Corp. Ltd., 11.00%, 07/15/18	08/26/2011	1,255	1,206	0.1
TNK-BP Finance SA, 7.50%, 07/18/16	08/26/2011	108	115	—
Twitter Inc. Private Placement	12/27/2012	1,740	1,743	0.1
Twitter Inc. Private Placement, Convertible Preferred, Series A	02/27/2013	20	20	—
Twitter Inc. Private Placement, Convertible Preferred, Series D	12/27/2012	1,633	1,633	0.1
Vodafone Group Plc Term Loan, 6.25%, 07/11/16	08/26/2011	214	219	—
Zeus Capital Ltd. Convertible Bond, 0.01%, 08/19/13	08/26/2011	1,254	994	0.1
Zeus Cayman II Convertible Bond, 0.02%, 08/18/16	11/30/2011	632	641	—
		$31,719	$32,256	1.7%

JNL/Brookfield Global Infrastructure Fund
Transmissora Alianca de Energia Eletrica SA	07/23/2012	$3,348	$3,404	0.9%

JNL/Capital Guardian Global Balanced Fund
AIA Group Ltd.	10/25/2010	$3,694	$5,329	1.2%
AbbVie Inc., 2.90%, 11/06/22	11/06/2012	50	50	—
AbbVie Inc., 4.40%, 11/06/42	11/06/2012	30	30	—
Altegrity Inc., 10.50%, 11/01/15	07/27/2009	174	177	—
Austria Government Bond, 3.65%, 04/20/22	10/05/2012	780	789	0.2
Bermuda Government International Bond, 4.14%, 01/03/23	11/19/2012	213	210	0.1
CEVA Group Plc, 8.38%, 12/01/17	06/05/2012	386	412	0.1
Cemex Espana Luxembourg, 9.25%, 05/12/20	08/31/2011	79	105	—
Cemex Finance LLC, 9.38%, 10/12/22	12/14/2012	225	232	0.1
Clearwire Communications LLC, 14.75%, 12/01/16	01/31/2011	255	350	0.1
Croatia Government International Bond, 6.75%, 11/05/19	10/30/2009	629	684	0.2
Deutsche Wohnen AG	01/17/2013	394	391	0.1
Enel Finance International NV, 3.88%, 10/07/14	01/11/2011	301	308	0.1
First Data Corp., 8.25%, 01/15/21	12/22/2010	350	364	0.1
First Data Corp., 8.75%, 01/15/22	12/22/2010	89	106	—
GKN Plc	07/16/2010	1,405	2,378	0.5
HKT Trust	11/25/2011	1,039	1,481	0.3
HSBC Bank Plc, 4.75%, 01/19/21	10/31/2012	674	669	0.1
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14	01/12/2011	249	257	0.1
Inmet Mining Corp., 8.75%, 06/01/20	01/25/2013	194	194	0.1
Japan Tobacco Inc.	02/15/2013	1,343	1,395	0.3
NBCUniversal Enterprise Inc., 1.97%, 04/15/19	03/21/2013	352	351	0.1
Newcrest Finance Pty Ltd., 4.20%, 10/01/22	11/09/2012	26	26	—
PDC Energy Inc., 7.75%, 10/15/22	10/26/2012	102	106	—
Partners Group Holding AG	11/12/2012	1,477	1,805	0.4
Peru Government International Bond, 7.84%, 08/12/20	01/10/2013	173	170	—
Realogy Group LLC, 7.88%, 02/15/19	01/30/2012	258	301	0.1
Roche Holdings Inc., 6.00%, 03/01/19	05/19/2009	155	187	0.1
Romanian Government International Bond, 6.75%, 02/07/22	02/29/2012	102	116	—
Russia Government International Bond, 7.50%, 03/31/30	10/19/2012	321	312	0.1
Sberbank of Russia - GDR	09/20/2012	622	647	0.1
Simon Property Group LP, 1.50%, 02/01/18	12/11/2012	50	50	—
Standard Chartered Plc, 3.85%, 04/27/15	03/17/2011	229	237	0.1
Standard Chartered Plc, 3.95%, 01/11/23	01/10/2013	304	299	0.1
VPI Escrow Corp., 6.38%, 10/15/20	10/15/2012	313	316	0.1
Xstrata Finance Canada Ltd., 4.95%, 11/15/21	01/10/2013	44	43	—
		$17,081	$20,877	4.9%

JNL/Capital Guardian Global Diversified Research Fund
HKT Trust	11/25/2011	$2,700	$3,537	1.0%
Japan Tobacco Inc.	02/15/2013	1,236	1,273	0.4
Partners Group Holding AG	11/12/2012	2,284	2,908	0.8
		$6,220	$7,718	2.2%

JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	08/01/2008	$773	$1,529	0.2%

JNL/Franklin Templeton Global Multisector Bond Fund
Boparan Finance Plc, 9.75%, 04/30/18	01/23/2012	$476	$571	—%
CEVA Group Plc, 11.50%, 04/01/18	12/14/2011	1,461	1,464	0.1
Calpine Corp., 7.88%, 01/15/23	11/09/2012	97	100	—
		$2,034	$2,135	0.1%

JNL/Franklin Templeton Income Fund
CEVA Group Plc, 11.50%, 04/01/18	03/11/2010	$3,567	$3,294	0.2%

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Franklin Templeton Income Fund (continued)
CEVA Group Plc, 12.75%, 03/31/20	01/31/2012	$2,470	$2,006	0.1%
Dynegy Holdings LLC	10/19/2012	—	—	—
Dynegy Holdings LLC	10/19/2012	—	—	—
Dynegy Holdings LLC	10/19/2012	—	—	—
		$6,037	$5,300	0.3%

JNL/Franklin Templeton Mutual Shares Fund
Bond Street Holding LLC - Class A	09/20/2011	$828	$833	0.1%
Prime AET&D Holdings No. 1 Pty Ltd.	10/14/2010	—	—	—
Realogy Holdings Corp.	10/12/2012	1,197	1,633	0.2
Tropicana Entertainment LLC, 9.63%, 12/15/14	12/14/2007	744	—	—
		$2,769	$2,466	0.3%

JNL/Goldman Sachs Core Plus Bond Fund
Barclays Bank Plc, 6.05%, 12/04/17	10/08/2012	$2,104	$2,174	0.2%
Deutsche Bank Alternate Loan Trust REMIC, 1.89%, 08/25/35	04/05/2006	219	164	—
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.10%, 03/19/46	05/24/2006	364	237	—
Federal Home Loan Mortgage Corp. Interest Only REMIC, 3.00%, 12/15/42	03/07/2013	788	812	0.1
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	—	—	—
Federal National Mortgage Association Interest Only REMIC, 3.50%, 10/25/41	11/20/2012	302	381	0.1
Federal National Mortgage Association Interest Only, 3.50%, 04/25/42	01/07/2013	225	246	—
Federal National Mortgage Association Interest Only REMIC, 3.50%, 12/25/42	12/18/2012	413	526	0.1
Federal National Mortgage Association Interest Only, 4.00%, 04/25/42	01/04/2013	212	208	—
Federal National Mortgage Association Interest Only REMIC, 4.80%, 11/25/40	09/28/2012	335	630	0.1
Federal National Mortgage Association Interest Only REMIC, 5.95%, 11/25/42	03/15/2013	1,119	1,184	0.1
Federal National Mortgage Association Interest Only REMIC, 5.95%, 11/25/42	03/25/2013	909	955	0.1
Federal National Mortgage Association Interest Only REMIC, 5.95%, 03/25/43	03/15/2013	454	464	0.1
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.44%, 05/17/32	01/08/2003	56	36	—
GSMPS Mortgage Loan Trust, 0.66%, 02/25/35	05/18/2006	71	64	—
MASTR Adjustable Rate Mortgages Trust REMIC, 1.38%, 12/25/46	10/04/2007	2,729	1,476	0.2
Merit Securities Corp. REMIC, 1.70%, 09/28/32	12/10/2002	52	56	—
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17)	09/27/2011	749	417	—
		$11,101	$10,030	1.1%

JNL/Goldman Sachs Emerging Markets Debt Fund
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	06/04/2009	$8,908	$10,284	1.0%
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 15.10%, 05/01/17)	12/04/2012	733	753	0.1
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40)	11/16/2010	3,948	4,690	0.5
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 02/06/14)	02/08/2013	2,906	2,871	0.3
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 06/27/13)	08/17/2012	594	592	0.1
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 16.39%, 01/27/22	08/17/2012	965	1,050	0.1
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16	01/26/2010	2,325	2,553	0.3
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27)	02/14/2012	2,241	1,975	0.2
Dominican Republic International Bond, 14.00%, 10/18/19	11/21/2012	635	617	0.1
HSBC Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	11/16/2009	7,125	8,150	0.8
HSBC Credit Linked Note (Indonesia Government, 10.75%, 05/15/16)	04/16/2010	9,608	10,336	1.1
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 11.00%, 11/15/20)	12/03/2012	2,532	2,887	0.3
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32	11/20/2012	830	878	0.1
Republic of Costa Rica, 9.20%, 03/27/19	11/20/2012	961	1,082	0.1
Republic of Costa Rica, 11.13%, 03/28/18	12/05/2012	2,119	2,353	0.2
Sberbank of Russia Via SB Capital SA, 6.13%, 02/07/22		1,755	1,754	0.2
		$48,185	$52,825	5.5%

JNL/Ivy Asset Strategy Fund
Delta Topco Ltd.	01/23/2012	$40,394	$36,810	1.6%
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	49,575	49,006	2.1
Legend Pictures LLC	12/18/2012	27,462	27,462	1.2
Legendary Pictures Funding LLC, 8.00%, 03/15/18	03/13/2013	28,500	28,500	1.3
		$145,931	$141,778	6.2%

JNL/JPMorgan U.S. Government & Quality Bond Fund
CompuCredit Acquired Portfolio Voltage Master Trust, 0.37%, 09/17/18	09/18/2006	$89	$88	—%
IndyMac Seconds Asset Backed Trust REMIC, 0.46%, 06/25/36	05/22/2006	874	182	—
SACO I Inc. REMIC, 0.46%, 06/25/36	05/30/2006	251	140	—
		$1,214	$410	—%

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Lazard Mid Cap Equity Fund
Better Place	04/23/2010	$1,015	$4	—%

JNL/M&G Global Basics Fund
GI Dynamics Inc. - CDI	09/07/2011	$929	$695	0.3%

JNL/Morgan Stanley Mid Cap Growth Fund
Dropbox Inc., Series A-1	07/19/2012	$40	$42	0.1%
Palantir Technologies Inc.	07/20/2012	16	16	0.1
		$56	$58	0.2%

JNL/PIMCO Real Return Fund
ANZ National International Ltd., 0.73%, 08/19/14	08/20/2009	$2,000	$2,009	0.1%
Commonwealth Bank of Australia, 0.78%, 06/25/14	06/19/2009	3,800	3,823	0.1
Rexam Plc, 6.75%, 06/01/13	05/29/2008	700	703	—
SLM Student Loan Trust, 2.35%, 04/15/39	05/06/2011	1,495	1,485	0.1
Westpac Banking Corp., 3.59%, 08/14/14	08/13/2010	4,521	4,581	0.2
		$12,516	$12,601	0.5%

JNL/PIMCO Total Return Bond Fund
DG Funding Trust, 2.53%, (callable at 10,000 beginning 09/30/10)	11/10/2003	$4,427	$3,037	0.1%
Dai-ichi Life Insurance Co. Ltd., 7.25%, (callable at 100 beginning 07/25/21)	03/09/2011	2,300	2,597	0.1
Electricite de France SA, 5.50%, 01/26/14	01/22/2009	1,599	1,662	—
Nordea Bank AB, 2.13%, 01/14/14	01/12/2011	900	910	—
Northern Rock Plc, 5.63%, 06/22/17	06/08/2009	14,626	18,542	0.3
Resona Bank Ltd., 5.85%, (callable at 100 beginning 04/15/16)	09/09/2005	300	323	—
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17)	01/10/2008	2,108	2,005	—
Sumitomo Mitsui Banking Corp., 1.95%, 01/14/14	01/07/2011	5,998	6,051	0.1
		$32,258	$35,127	0.6%

JNL/PPM America High Yield Bond Fund
Consolidated Communications Finance Co., 10.88%, 06/01/20	07/09/2012	$5,504	$6,313	0.3%
Milestone Aviation Group LLC, 8.63%, 12/15/17	12/13/2012	6,000	6,165	0.3
		$11,504	$12,478	0.6%

JNL/T. Rowe Price Established Growth Fund
LivingSocial, Convertible Preferred, Series F	11/18/2011	$1,185	$173	—%
Twitter Inc. Private Placement, Convertible Preferred, Series A	09/14/2011	3	3	—
Twitter Inc., Series B	09/14/2011	1,052	1,118	—
Twitter Inc., Series C	09/14/2011	285	302	—
Twitter Inc., Series F	04/02/2012	180	192	—
Twitter Inc., Series G-2	07/28/2011	1,975	2,086	0.1
Twitter Inc. Private Placement	09/14/2011	1,261	1,332	0.1
Twitter Inc. Private Placement, Convertible Preferred	09/14/2011	484	511	—
		$6,425	$5,717	0.2%

JNL/T. Rowe Price Mid-Cap Growth Fund
Coupon.com Inc.	06/21/2011	$3,435	$1,712	0.1%
Dropbox Inc.	05/02/2012	383	401	—
Dropbox Inc., Series A	05/02/2012	476	498	—
Dropbox Inc., Series A-1	05/02/2012	2,338	2,444	0.1
Hungry Machine Inc.	04/01/2011	4,061	417	—
Workday Inc.	10/18/2011	878	3,857	0.2
		$11,571	$9,329	0.4%

Unfunded Loan Commitments - Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments at March 31, 2013.

	Unfunded Commitment	Appreciation
JNL/Neuberger Berman Strategic Income Fund
Leslie’s Poolmart Inc. Term Loan B, 5.25%, 10/01/19	$1	$—
Syniverse Holdings Inc. Delayed Draw New Term Loan, 1.00%, 04/23/19	200	1
JNL/PPM America Floating Rate Income Fund
Syniverse Holdings Inc. Delayed Draw New Term Loan, 4.25%, 02/13/18	2,000	14

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Funds is discussed in the Master Funds’ shareholder reports, which is available on the SEC’s website at www.sec.gov.  The securities lending collateral fund, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.  All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  Term loans are generally valued at the composite bid prices provided by approved pricing services.  Commodity-linked structured notes and credit linked notes are valued by pricing models using observable inputs or at the most recent bid quotation obtained from a broker/dealer.  Futures contracts traded on an exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with external third party prices for centrally cleared credit default swaps and underlying rates including overnight index swap rates and forward interest rates for centrally cleared interest rate swaps.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.  The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, private placements, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2013, by valuation level.  JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund and JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund are not included in the tables below because all investments in these Funds are Level 1 valuations.  The Level 1 valuation assets for these Funds can be referenced in the Schedules of Investments.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Short Term Investments	$525,685	$42,354	$—	$568,039
Fund Total	$525,685	$42,354	$—	$568,039

JNL/BlackRock Commodity Securities Fund
Common Stocks	$1,133,311	$22,183	$—	$1,155,494
Commodity Indexed Structured Notes	—	109,927	—	109,927
Short Term Investments	78,194	233,382	—	311,576
Fund Total	$1,211,505	$365,492	$—	$1,576,997

JNL/BlackRock Global Allocation Fund
Common Stocks	$697,610	$359,237	$3,081	$1,059,928
Preferred Stocks	20,428	4,655	1,653	26,736
Trust Preferreds	5,500	154	—	5,654
Warrants	—	72	—	72
Purchased Options	175	11,850	—	12,025
Investment Companies	28,671	—	—	28,671
Non-U.S. Government Agency ABS	—	2,142	—	2,142
Corporate Bonds and Notes	—	115,667	3,629	119,296
Government and Agency Obligations	—	261,019	—	261,019
Short Term Investments	62,624	367,851	—	430,475
Fund Total	$815,008	$1,122,647	$8,363	$1,946,018

JNL/Brookfield Global Infrastructure Fund
Common Stocks	$286,266	$96,825	$—	$383,091
Short Term Investments	44,630	—	—	44,630
Fund Total	$330,896	$96,825	$—	$427,721

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Balanced Fund
Common Stocks	$143,583	$143,220	$—	$286,803
Preferred Stocks	754	1,339	—	2,093
Non-U.S. Government Agency ABS	—	504	—	504
Corporate Bonds and Notes	—	30,188	—	30,188
Government and Agency Obligations	—	100,424	—	100,424
Short Term Investments	51,333	—	—	51,333
Fund Total	$195,670	$275,675	$—	$471,345

JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$178,542	$180,106	$—	$358,648
Short Term Investments	21,709	—	—	21,709
Fund Total	$200,251	$180,106	$—	$380,357

JNL/DFA U.S. Core Equity Fund
Common Stocks	$266,932	$—	$—	$266,932
Short Term Investments	11,453	—	—	11,453
Fund Total	$278,385	$—	$—	$278,385

JNL/Eagle SmallCap Equity Fund
Common Stocks	$1,492,965	$—	$—	$1,492,965
Short Term Investments	187,310	—	—	187,310
Fund Total	$1,680,275	$—	$—	$1,680,275

JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$8,868	$139,525	$—	$148,393
Preferred Stocks	—	1,050	—	1,050
Rights	—	24	—	24
Short Term Investments	5,260	—	—	5,260
Fund Total	$14,128	$140,599	$—	$154,727

JNL/Eastspring Investments China-India Fund
Common Stocks	$7,213	$342,002	$—	$349,215
Short Term Investments	17,969	—	—	17,969
Fund Total	$25,182	$342,002	$—	$367,184

JNL/Franklin Templeton Global Growth Fund
Common Stocks	$331,202	$353,673	$—	$684,875
Short Term Investments	38,070	—	—	38,070
Fund Total	$369,272	$353,673	$—	$722,945

JNL/Franklin Templeton Global Multisector Bond Fund
Corporate Bonds and Notes	$—	$163,171	$—	$163,171
Government and Agency Obligations	—	654,613	2,012	656,625
Other Equity Interests	—	1,802	—	1,802
Short Term Investments	262,194	93,323	—	355,517
Fund Total	$262,194	$912,909	$2,012	$1,177,115

JNL/Franklin Templeton Income Fund
Common Stocks	$765,742	$76,380	$—	$842,122
Preferred Stocks	52,857	36,617	—	89,474
Warrants	323	—	—	323
Corporate Bonds and Notes	—	717,628	—	717,628
Other Equity Interests	—	—	1	1
Short Term Investments	426,471	—	—	426,471
Fund Total	$1,245,393	$830,625	$1	$2,076,019

JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$108,608	$165,870	$—	$274,478
Short Term Investments	46,962	—	—	46,962
Fund Total	$155,570	$165,870	$—	$321,440

JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$609,937	$144,022	$2,502	$756,461
Non-U.S. Government Agency ABS	—	687	—	687
Corporate Bonds and Notes	—	37,944	—	37,944
Other Equity Interests	—	148	—	148
Short Term Investments	117,684	500	—	118,184
Fund Total	$727,621	$183,301	$2,502	$913,424

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$964,621	$—	$—	$964,621
Short Term Investments	124,178	—	—	124,178
Fund Total	$1,088,799	$—	$—	$1,088,799

JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$—	$82,231	$—	$82,231
Corporate Bonds and Notes	—	385,560	—	385,560
Government and Agency Obligations	—	340,350	—	340,350
Common Stocks	—	—	—	—
Short Term Investments	219,094	1,145	—	220,239
Fund Total	$219,094	$809,286	$—	$1,028,380

JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$—	$362,265	$680	$362,945
Government and Agency Obligations	—	565,325	9,730	575,055
Other Equity Interests	—	1,208	—	1,208
Short Term Investments	68,206	10,257	—	78,463
Fund Total	$68,206	$939,055	$10,410	$1,017,671

JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$1,135,826	$—	$—	$1,135,826
Short Term Investments	49,898	—	—	49,898
Fund Total	$1,185,724	$—	$—	$1,185,724

JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$178,439	$—	$—	$178,439
Short Term Investments	3,829	—	—	3,829
Fund Total	$182,268	$—	$—	$182,268

JNL/Invesco Global Real Estate Fund
Common Stocks	$835,374	$667,519	$—	$1,502,893
Short Term Investments	120,943	—	—	120,943
Fund Total	$956,317	$667,519	$—	$1,623,836

JNL/Invesco International Growth Fund
Common Stocks	$141,505	$572,845	$—	$714,350
Preferred Stocks	—	8,137	—	8,137
Short Term Investments	89,529	—	—	89,529
Fund Total	$231,034	$580,982	$—	$812,016

JNL/Invesco Large Cap Growth Fund
Common Stocks	$1,044,369	$10,247	$—	$1,054,616
Short Term Investments	35,526	—	—	35,526
Fund Total	$1,079,895	$10,247	$—	$1,090,142

JNL/Invesco Small Cap Growth Fund
Common Stocks	$490,337	$—	$—	$490,337
Short Term Investments	43,938	—	—	43,938
Fund Total	$534,275	$—	$—	$534,275

JNL/Ivy Asset Strategy Fund
Common Stocks	$789,221	$603,401	$64,272	$1,456,894
Purchased Options	2,285	3,906	—	6,191
Corporate Bonds and Notes	—	—	77,506	77,506
Precious Metals	188,769	—	—	188,769
Short Term Investments	27,715	526,772	—	554,487
Fund Total	$1,007,990	$1,134,079	$141,778	$2,283,847

JNL/JPMorgan International Value Fund
Common Stocks	$10,023	$489,648	$—	$499,671
Preferred Stocks	—	7,577	—	7,577
Short Term Investments	29,962	—	—	29,962
Fund Total	$39,985	$497,225	$—	$537,210

JNL/JPMorgan MidCap Growth Fund
Common Stocks	$622,621	$—	$—	$622,621
Short Term Investments	75,677	—	—	75,677
Fund Total	$698,298	$—	$—	$698,298

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$—	$48,959	$5,564	$54,523
Corporate Bonds and Notes	—	37,203	—	37,203
Government and Agency Obligations	—	1,394,179	—	1,394,179
Short Term Investments	107,969	—	—	107,969
Fund Total	$107,969	$1,480,341	$5,564	$1,593,874

JNL/Lazard Emerging Markets Fund
Common Stocks	$582,207	$775,610	$—	$1,357,817
Preferred Stocks	1,956	—	—	1,956
Short Term Investments	72,674	—	—	72,674
Fund Total	$656,837	$775,610	$—	$1,432,447

JNL/Lazard Mid Cap Equity Fund
Common Stocks	$232,449	$—	$4	$232,453
Short Term Investments	25,254	—	—	25,254
Fund Total	$257,703	$—	$4	$257,707

JNL/M&G Global Basics Fund
Common Stocks	$89,241	$128,921	$—	$218,162
Preferred Stocks	401	—	—	401
Short Term Investments	16,992	—	—	16,992
Fund Total	$106,634	$128,921	$—	$235,555

JNL/M&G Global Leaders Fund
Common Stocks	$29,425	$21,116	$—	$50,541
Short Term Investments	642	—	—	642
Fund Total	$30,067	$21,116	$—	$51,183

JNL/Mellon Capital Management Emerging Markets Index Fund
Common Stocks	$88,048	$337,662	$—	$425,710
Preferred Stocks	35,233	2,638	—	37,871
Rights	—	10	—	10
Investment Companies	9,557	—	—	9,557
Short Term Investments	12,864	145	—	13,009
Fund Total	$145,702	$340,455	$—	$486,157

JNL/Mellon Capital Management European 30 Fund
Common Stocks	$—	$37,172	$—	$37,172
Short Term Investments	1,544	—	—	1,544
Fund Total	$1,544	$37,172	$—	$38,716

JNL/Mellon Capital Management Pacific Rim 30 Fund
Common Stocks	$—	$121,655	$—	$121,655
Investment Companies	1,657	—	—	1,657
Short Term Investments	25,652	—	—	25,652
Fund Total	$27,309	$121,655	$—	$148,964

JNL/Mellon Capital Management S&P 500 Index Fund
Common Stocks	$1,813,802	$—	$—	$1,813,802
Short Term Investments	57,059	1,950	—	59,009
Fund Total	$1,870,861	$1,950	$—	$1,872,811

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Common Stocks	$1,160,379	$—	$—	$1,160,379
Short Term Investments	108,777	770	—	109,547
Fund Total	$1,269,156	$770	$—	$1,269,926

JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$1,198,756	$—	$—	$1,198,756
Rights	—	—	—	—
Warrants	1	—	—	1
Investment Companies	132	—	—	132
Other Equity Interests	—	—	—	—
Short Term Investments	184,561	1,270	—	185,831
Fund Total	$1,383,450	$1,270	$—	$1,384,720

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management International Index Fund
Common Stocks	$16,351	$1,796,544	$—	$1,812,895
Preferred Stocks	—	13,005	—	13,005
Other Equity Interests	—	—	—	—
Short Term Investments	139,269	2,090	—	141,359
Fund Total	$155,620	$1,811,639	$—	$1,967,259

JNL/Mellon Capital Management Bond Index Fund
Non-U.S. Government Agency ABS	$—	$42,566	$—	$42,566
Corporate Bonds and Notes	—	449,367	—	449,367
Government and Agency Obligations	—	1,413,545	—	1,413,545
Short Term Investments	262,290	—	—	262,290
Fund Total	$262,290	$1,905,478	$—	$2,167,768

JNL/Mellon Capital Management Global Alpha Fund
Purchased Options	$18,802	$—	$—	$18,802
Short Term Investments	101,634	412,920	—	514,554
Fund Total	$120,436	$412,920	$—	$533,356

JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund
Common Stocks	$95,313	$—	$—	$95,313
Short Term Investments	1,292	—	—	1,292
Fund Total	$96,605	$—	$—	$96,605

JNL/Morgan Stanley Mid Cap Growth Fund
Common Stocks	$20,792	$1,184	$—	$21,976
Preferred Stocks	—	—	58	58
Short Term Investments	4,121	—	—	4,121
Fund Total	$24,913	$1,184	$58	$26,155

JNL/Neuberger Berman Strategic Income Fund
Non-U.S. Government Agency ABS	$—	$20,708	$—	$20,708
Corporate Bonds and Notes(1)	—	27,402	—	27,402
Government and Agency Obligations	—	45,964	—	45,964
Investment Companies	4,611	—	—	4,611
Variable Rate Senior Loan Interests	—	19,975	—	19,975
Short Term Investments	22,587	—	—	22,587
Fund Total	$27,198	$114,049	$—	$141,247

JNL/Oppenheimer Global Growth Fund
Common Stocks	$341,006	$346,191	$—	$687,197
Preferred Stocks	—	13,333	—	13,333
Short Term Investments	48,776	—	—	48,776
Fund Total	$389,782	$359,524	$—	$749,306

JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$—	$246,646	$682	$247,328
Corporate Bonds and Notes	—	229,636	—	229,636
Government and Agency Obligations	—	3,191,995	—	3,191,995
Preferred Stocks	644	—	—	644
Purchased Options	—	261	—	261
Other Equity Interests	—	27	—	27
Short Term Investments	17,944	1,743,457	—	1,761,401
Fund Total	$18,588	$5,412,022	$682	$5,431,292

JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$—	$301,850	$—	$301,850
Corporate Bonds and Notes	—	684,190	—	684,190
Government and Agency Obligations	—	5,566,070	—	5,566,070
Trust Preferreds	20,128	—	3,037	23,165
Other Equity Interests	—	—	—	—
Short Term Investments	87,587	216,347	—	303,934
Fund Total	$107,715	$6,768,457	$3,037	$6,879,209

JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$87,780	$—	$87,780
Variable Rate Senior Loan Interests(1)	—	697,139	—	697,139
Short Term Investments	73,096	—	—	73,096
Fund Total	$73,096	$784,919	$—	$858,015

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency ABS	$—	$52,088	$—	$52,088
Corporate Bonds and Notes	—	2,107,132	—	2,107,132
Common Stocks	58,172	—	—	58,172
Preferred Stocks	34,383	1,003	—	35,386
Trust Preferreds	2,716	—	—	2,716
Investment Companies	12,710	—	—	12,710
Other Equity Interests	—	14,331	—	14,331
Variable Rate Senior Loan Interests	—	6,970	—	6,970
Short Term Investments	529,660	—	—	529,660
Fund Total	$637,641	$2,181,524	$—	$2,819,165

JNL/PPM America Mid Cap Value Fund
Common Stocks	$248,368	$—	$—	$248,368
Short Term Investments	31,010	—	—	31,010
Fund Total	$279,378	$—	$—	$279,378

JNL/PPM America Small Cap Value Fund
Common Stocks	$136,763	$—	$—	$136,763
Short Term Investments	19,837	—	—	19,837
Fund Total	$156,600	$—	$—	$156,600

JNL/PPM America Value Equity Fund
Common Stocks	$140,073	$—	$—	$140,073
Short Term Investments	3,330	—	—	3,330
Fund Total	$143,403	$—	$—	$143,403

JNL/Red Rocks Listed Private Equity Fund
Common Stocks	$491,304	$273,082	$—	$764,386
Short Term Investments	2,114	—	—	2,114
Fund Total	$493,418	$273,082	$—	$766,500

JNL/S&P Competitive Advantage Fund
Common Stocks	$965,945	$—	$—	$965,945
Short Term Investments	23,453	—	—	23,453
Fund Total	$989,398	$—	$—	$989,398

JNL/S&P Dividend Income & Growth Fund
Common Stocks	$1,532,552	$—	$—	$1,532,552
Short Term Investments	49,307	—	—	49,307
Fund Total	$1,581,859	$—	$—	$1,581,859

JNL/S&P Intrinsic Value Fund
Common Stocks	$940,030	$—	$—	$940,030
Short Term Investments	62,093	—	—	62,093
Fund Total	$1,002,123	$—	$—	$1,002,123

JNL/S&P Total Yield Fund
Common Stocks	$694,391	$—	$—	$694,391
Short Term Investments	114,524	—	—	114,524
Fund Total	$808,915	$—	$—	$808,915

JNL/T. Rowe Price Established Growth Fund
Common Stocks	$2,696,938	$98,341	$1,332	$2,796,611
Preferred Stocks	192	—	4,193	4,385
Short Term Investments	94,846	—	—	94,846
Fund Total	$2,791,976	$98,341	$5,525	$2,895,842

JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks	$1,923,757	$3,857	$401	$1,928,015
Preferred Stocks	—	—	5,071	5,071
Short Term Investments	232,272	—	—	232,272
Fund Total	$2,156,029	$3,857	$5,472	$2,165,358

JNL/T. Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency ABS	$—	$361,532	$—	$361,532
Corporate Bonds and Notes	—	1,043,061	—	1,043,061
Government and Agency Obligations	—	509,395	—	509,395
Short Term Investments	121,160	—	—	121,160
Fund Total	$121,160	$1,913,988	$—	$2,035,148

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/T. Rowe Price Value Fund
Common Stocks	$1,821,438	$12,452	$—	$1,833,890
Short Term Investments	53,120	—	—	53,120
Fund Total	$1,874,558	$12,452	$—	$1,887,010

JNL/UBS Large Cap Select Growth Fund
Common Stocks	$485,216	$—	$—	$485,216
Short Term Investments	26,551	—	—	26,551
Fund Total	$511,767	$—	$—	$511,767

JNL/WMC Balanced Fund
Common Stocks	$1,744,612	$—	$—	$1,744,612
Non-U.S. Government Agency ABS	—	28,018	—	28,018
Corporate Bonds and Notes	—	187,491	—	187,491
Government and Agency Obligations	—	679,734	—	679,734
Short Term Investments	232,688	—	—	232,688
Fund Total	$1,977,300	$895,243	$—	$2,872,543

JNL/WMC Money Market Fund
Corporate Bonds and Notes	$—	$142,382	$—	$142,382
Government and Agency Obligations	—	260,552	—	260,552
Short Term Investments	70	768,335	—	768,405
Fund Total	$70	$1,171,269	$—	$1,171,339

JNL/WMC Value Fund
Common Stocks	$1,391,836	$33,121	$—	$1,424,957
Short Term Investments	47,435	—	—	47,435
Fund Total	$1,439,271	$33,121	$—	$1,472,392

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
JNL/BlackRock Global Allocation Fund
Common Stocks	$—	$(3,198)	$—	$(3,198)
Fund Total	$—	$(3,198)	$—	$(3,198)

JNL/Goldman Sachs Core Plus Bond Fund
Government and Agency Obligations	$—	$(29,412)	$—	$(29,412)
Fund Total	$—	$(29,412)	$—	$(29,412)

JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(30,889)	$—	$—	$(30,889)
Fund Total	$(30,889)	$—	$—	$(30,889)

JNL/Mellon Capital Management Bond Index Fund
Government and Agency Obligations	$—	$(527)	$—	$(527)
Fund Total	$—	$(527)	$—	$(527)

JNL/WMC Balanced Fund
Government and Agency Obligations	$—	$(67,392)	$—	$(67,392)
Fund Total	$—	$(67,392)	$—	$(67,392)

(1)Unfunded loan commitments in the JNL/Neuberger Berman Strategic Income Fund and JNL/PPM America Floating Rate Income Fund are not reflected in the Schedules of Investments.  Unrealized appreciation is reflected as an asset/ liability in the table.  See Unfunded Loan Commitments in these Notes to the Schedules of Investments.

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$5,193	$—	$—	$5,193
Open Forward Foreign Currency Contracts	—	7,634	—	7,634
OTC Total Return Swap Agreements	—	96	—	96
Fund Total	$5,193	$7,730	$—	$12,923
JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$1,221	$—	$—	$1,221
Open Forward Foreign Currency Contracts	—	1,446	—	1,446
OTC Interest Rate Swap Agreements	—	71	—	71
OTC Total Return Swap Agreements	—	41	—	41
Fund Total	$1,221	$1,558	$—	$2,779

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$117	$—	$117
Fund Total	$—	$117	$—	$117
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$30,222	$—	$30,222
Fund Total	$—	$30,222	$—	$30,222
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$3,146	$—	$3,146
Fund Total	$—	$3,146	$—	$3,146
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$850	$—	$—	$850
Open Forward Foreign Currency Contracts	—	2,091	—	2,091
OTC Interest Rate Swap Agreements	—	5,382	—	5,382
OTC Credit Default Swap Agreements	—	764	—	764
Fund Total	$850	$8,237	$—	$9,087
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$386	$—	$—	$386
Open Forward Foreign Currency Contracts	—	3,181	—	3,181
OTC Interest Rate Swap Agreements	—	4,170	—	4,170
Fund Total	$386	$7,351	$—	$7,737
JNL/JPMorgan International Value Fund
Open Futures Contracts	$91	$—	$—	$91
Open Forward Foreign Currency Contracts	—	1,510	—	1,510
Fund Total	$91	$1,510	$—	$1,601
JNL/Mellon Capital Management S&P 500 Index Fund
Open Futures Contracts	$626	$—	$—	$626
Fund Total	$626	$—	$—	$626
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Open Futures Contracts	$474	$—	$—	$474
Fund Total	$474	$—	$—	$474
JNL/Mellon Capital Management Small Cap Index Fund
Open Futures Contracts	$566	$—	$—	$566
Fund Total	$566	$—	$—	$566
JNL/Mellon Capital Management International Index Fund
Open Futures Contracts	$251	$—	$—	$251
Open Forward Foreign Currency Contracts	—	276	—	276
Fund Total	$251	$276	$—	$527
JNL/Mellon Capital Management Global Alpha Fund
Exchange Traded Purchased Options	$1,458	$—	$—	$1,458
Open Futures Contracts	1,301	—	—	1,301
Open Forward Foreign Currency Contracts	—	5,634	—	5,634
Fund Total	$2,759	$5,634	$—	$8,393
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$14	$—	$—	$14
OTC Credit Default Swap Agreements	—	317	—	317
Fund Total	$14	$317	$—	$331
JNL/PIMCO Real Return Fund
Open Futures Contracts	$240	$—	$—	$240
Open Forward Foreign Currency Contracts	—	6,742	—	6,742
OTC Interest Rate Swap Agreements	—	1,202	—	1,202
OTC Credit Default Swap Agreements	—	279	—	279
Fund Total	$240	$8,223	$—	$8,463
JNL/PIMCO Total Return Bond Fund
Open Futures Contracts	$1,393	$—	$—	$1,393
Open Forward Foreign Currency Contracts	—	12,251	—	12,251
OTC Interest Rate Swap Agreements	—	1,000	—	1,000
Centrally Cleared Interest Rate Swap Agreements	—	1,062	—	1,062
OTC Credit Default Swap Agreements	—	4,571	—	4,571
Fund Total	$1,393	$18,884	$—	$20,277

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$(3,491)	$—	$—	$(3,491)
Open Forward Foreign Currency Contracts	—	(9,127)	—	(9,127)
Fund Total	$(3,491)	$(9,127)	$—	$(12,618)
JNL/BlackRock Global Allocation Fund
Written Options	$(2,413)	$(1,317)	$—	$(3,730)
Open Futures Contracts	(54)	—	—	(54)
Open Forward Foreign Currency Contracts	—	(1,859)	—	(1,859)
OTC Interest Rate Swap Agreements	—	(27)	—	(27)
Fund Total	$(2,467)	$(3,203)	$—	$(5,670)
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$(251)	$—	$(251)
Fund Total	$—	$(251)	$—	$(251)
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$(2,130)	$—	$(2,130)
Fund Total	$—	$(2,130)	$—	$(2,130)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$(231)	$—	$(231)
Fund Total	$—	$(231)	$—	$(231)
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$(1,119)	$—	$—	$(1,119)
Open Forward Foreign Currency Contracts	—	(1,980)	—	(1,980)
OTC Interest Rate Swap Agreements	—	(3,073)	—	(3,073)
OTC Credit Default Swap Agreement	—	(328)	—	(328)
Fund Total	$(1,119)	$(5,381)	$—	$(6,500)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$(1,347)	$—	$—	$(1,347)
Open Forward Foreign Currency Contracts	—	(6,147)	—	(6,147)
OTC Interest Rate Swap Agreements	—	(2,178)	—	(2,178)
Fund Total	$(1,347)	$(8,325)	$—	$(9,672)
JNL/Ivy Asset Strategy Fund
Written Options	$(1,040)	$(1,993)	$—	$(3,033)
Open Forward Foreign Currency Contracts	—	(28)	—	(28)
Fund Total	$(1,040)	$(2,021)	$—	$(3,061)
JNL/JPMorgan International Value Fund
Open Futures Contracts	$(122)	$—	$—	$(122)
Open Forward Foreign Currency Contracts	—	(442)	—	(442)
Fund Total	$(122)	$(442)	$—	$(564)
JNL/Mellon Capital Management Emerging Markets Index Fund
Open Futures Contracts	$(100)	$—	$—	$(100)
Fund Total	$(100)	$—	$—	$(100)
JNL/Mellon Capital Management International Index Fund
Open Futures Contracts	$(521)	$—	$—	$(521)
Open Forward Foreign Currency Contracts	—	(115)	—	(115)
Fund Total	$(521)	$(115)	$—	$(636)
JNL/Mellon Capital Management Global Alpha Fund
Open Futures Contracts	$(10,865)	$—	$—	$(10,865)
Open Forward Foreign Currency Contracts	—	(5,571)	—	(5,571)
Fund Total	$(10,865)	$(5,571)	$—	$(16,436)
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$(68)	$—	$—	$(68)
Fund Total	$(68)	$—	$—	$(68)
JNL/PIMCO Real Return Fund
Written Options	$(16)	$(737)	$—	$(753)
Open Forward Foreign Currency Contracts	—	(2,731)	—	(2,731)
OTC Interest Rate Swap Agreements	—	(1,053)	—	(1,053)
Centrally Cleared Interest Rate Swap Agreements	—	(374)	—	(374)
OTC Credit Default Swap Agreement	—	(205)	—	(205)
Fund Total	$(16)	$(5,100)	$—	$(5,116)
JNL/PIMCO Total Return Bond Fund
Written Options	$(56)	$(1,288)	$—	$(1,344)
Open Futures Contracts	(227)	—	—	(227)
Open Forward Foreign Currency Contracts	—	(4,759)	—	(4,759)
Centrally Cleared Interest Rate Swap Agreements	—	(3,335)	—	(3,335)
OTC Credit Default Swap Agreement	—	(343)	—	(343)
Centrally Cleared Credit Default Swap Agreements	—	(34)	—	(34)
Fund Total	$(283)	$(9,759)	$—	$(10,042)
JNL/PPM America High Yield Bond Fund
Open Futures Contracts	$(115)	$—	$—	$(115)
Fund Total	$(115)	$—	$—	$(115)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/T. Rowe Price Short-Term Bond Fund
Open Futures Contracts	$—	$(115)	$—	$(115)
Open Forward Foreign Currency Contracts	—	(60)	—	(60)
Fund Total	$—	$(175)	$—	$(175)

(1)Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, written options and swap agreements.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  The following table summarizes significant recurring transfers between Level 1 and Level 2 valuations for the period ended March 31, 2013:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers for certain valuations using a statistical fair value pricing service
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$—	$5,402
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$—	$2,539
JNL/Eastspring Investments China India Fund
Common Stocks	$4,178	$8,735
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$9,102	$31,351
JNL/M&G Global Basics Fund
Common Stocks	$5,761	$6,745
JNL/M&G Global Leaders Fund
Common Stocks	$664	$—
JNL/Morgan Stanley Mid Cap Growth Fund
Common Stocks	$390	$—
JNL/RedRocks Listed Private Equity Fund
Common Stocks	$10,459	$33,948
Investment Companies	15,731	—

The following table is a rollforward of significant Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2013:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)	Transfers out of Level 3 During the Period(2)	Total Realized and Change in Unrealized Gain/(Loss)	Purchases		(Sales)	Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
JNL/Ivy Asset Strategy Fund
Common Stock	$27,463	$—	$—	$—	$—		$—	$27,463	(3)	$—
Common Stock	32,278	—	—	4,532	—		—	36,810	(4)	4,532
Corporate Bonds and Notes	—	—	—	—	28,500		—	28,500	(3)	—
Corporate Bonds and Notes	45,572	—	—	—	3,434	(5)	—	49,006	(4)	—
Fund Total	$105,313	$—	$—	$4,532	$31,934		$—	$141,779		$4,532

(1)    Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at March 31, 2013.

(2)    There were no significant transfers between Level 3 and Level 2 valuations during the period ended March 31, 2013.

(3)    The fair value measurements of the common stock and corporate bond in JNL/Ivy Asset Strategy Fund were determined based on the purchase transaction price.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Recent Transaction	Transaction Price	N/A

(4)    The fair value measurements of the common stock and corporate bond in JNL/Ivy Asset Strategy Fund were determined based on the midpoint of an enterprise valuation model which considered previous transaction levels, current and forecasted financial results, analysis of budget to actual performance, liquidity discounts and valuations of comparable public companies.  As the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly EBITDA or forecasted financial results, a significant change in the company’s capital structure, a significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s and corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Market approach	2013 EBITDA multiples	20.75-21.25

(5)    This amount represents interest earned on the corporate bond in JNL/Ivy Asset Strategy Fund which was paid-in-kind.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust for all Funds except for the JNL/PPM America Floating Rate Income Fund.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”), which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Securities that are not valued at amortized cost are generally valued based on prices furnished by pricing services.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

Securities Sold Short - Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security.  When a Fund engages in a short sale, the Fund borrows the security sold short and delivers it to the counterparty through which it made the short sale as collateral for its obligation.  The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan.  Until the Fund closes its short position, the lending broker requires assets to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements and cover the short sale obligation.  A Fund is obligated to deliver securities at the market price at the time the short position is closed.  If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain.  A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Sub-Adviser Affiliates - The following Sub-Advisers are affiliates of JNAM:  PPM America, Inc. serves as Sub-Adviser for JNL/PPM America High Yield Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund and JNL/PPM America Value Equity Fund.  Eastspring Investments serves as Sub-Adviser for JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund.  M&G Investment Management Limited serves as Sub-Adviser for JNL/M&G Global Basics Fund and JNL/M&G Global Leaders Fund.

Investments in Affiliates - During the period ended March 31, 2013, certain Funds invested in a money market fund which is managed by the Adviser. JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Reserves Investment Fund as a cash management tool. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC is reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.

The Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the Sub-Adviser. JNL/Institutional Alt 20 Fund, JNL/Institutional Alt 35 Fund, JNL/Institutional Alt 50 Fund, JNL/Institutional Alt 65 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund invested solely in Class A shares of other affiliated Funds of the Trust, JNL Variable Fund LLC and Curian Variable Series Trust.

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund and JNL/American Funds New World Fund (“American Funds Feeder Funds”) invest primarily all of their investable assets in the respective American Funds Master Fund. Due to their ownership of more than 5% of the shares of the American Funds Master Fund, the JNL American Funds Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/BlackRock Global Allocation Fund invested in the iShares Gold Trust

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Fund, which is an affiliate of the Fund. JNL/Mellon Capital Management International Index Fund invested in Prudential plc. JNAM is a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”) and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. JNL/Mellon Capital Management S&P 500 Index Fund and JNL/Mellon Capital Management Bond Index Fund invested in the Bank of New York Mellon Corporation, the parent company of each Fund’s Sub-Adviser.

The following table details cash management investments in affiliates held at March 31, 2013. There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2013.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/AQR Managed Futures Strategy Fund	$380,041	$380,041	$13
JNL/BlackRock Commodity Securities Fund	72,052	61,290	2
JNL/Brookfield Global Infrastructure Fund	17,095	13,141	—
JNL/Capital Guardian Global Balanced Fund	23,696	27,362	1
JNL/Capital Guardian Global Diversified Research Fund	8,282	6,957	—
JNL/DFA U.S. Core Equity Fund	1,382	653	—
JNL/Eagle SmallCap Equity Fund	14,816	8,777	1
JNL/Eastspring Investments Asia ex-Japan Fund	3,168	2,343	—
JNL/Eastspring Investments China-India Fund	6,535	7,373	—
JNL/Franklin Templeton Global Growth Fund	18,281	18,772	1
JNL Franklin Templeton Global Multisector Bond Fund	153,039	199,193	6
JNL/Franklin Templeton Income Fund	59,681	191,838	4
JNL/Franklin Templeton International Small Cap Growth Fund	20,784	21,079	1
JNL/Franklin Templeton Mutual Shares Fund	86,155	117,588	3
JNL/Franklin Templeton Small Cap Value Fund	88,265	80,603	3
JNL/Goldman Sachs Core Plus Bond Fund	87,108	176,717	4
JNL/Goldman Sachs Emerging Markets Debt Fund	28,084	35,190	1
JNL/Goldman Sachs Mid Cap Value Fund	33,150	22,899	1
JNL/Goldman Sachs U.S. Equity Flex Fund	1,385	3,829	—
JNL/Invesco Global Real Estate Fund	36,995	37,436	1
JNL/Invesco International Growth Fund	63,536	69,517	2
JNL/Invesco Large Cap Growth Fund	47,547	29,723	1
JNL/Invesco Small Cap Growth Fund	6,952	15,470	—
JNL/Ivy Asset Strategy Fund	22,563	20,234	1
JNL/JPMorgan International Value Fund	7,076	16,744	—
JNL/JPMorgan MidCap Growth Fund	8,611	10,549	—
JNL/JPMorgan U.S. Government & Quality Bond Fund	74,743	68,384	1
JNL/Lazard Emerging Markets Fund	21,031	26,345	1
JNL/Lazard Mid Cap Equity Fund	2,341	8,717	—
JNL/M&G Global Basics Fund	311	2,416	—
JNL/M&G Global Leaders Fund	267	78	—
JNL/Mellon Capital Management Emerging Markets Index Fund	4,290	5,883	—
JNL/Mellon Capital Management European 30 Fund	86	672	—
JNL/Mellon Capital Management Pacific Rim 30 Fund	342	79	—
JNL/Mellon Capital Management S&P 500 Index Fund	—	37,308	1
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	23,180	19,734	1
JNL/Mellon Capital Management Small Cap Index Fund	19,745	25,450	1
JNL/Mellon Capital Management International Index Fund	22,245	28,558	1
JNL/Mellon Capital Management Bond Index Fund	108,894	173,864	5
JNL/Mellon Capital Management Global Alpha Fund	83,516	101,634	3
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund	373	667	—
JNL/Morgan Stanley Mid Cap Growth Fund	1,059	1,257	—
JNL/Neuberger Berman Strategic Income Fund	10,745	14,370	—
JNL/Oppenheimer Global Growth Fund	12,102	13,344	—
JNL/PPM America High Yield Bond Fund	190	100,136	—
JNL/PPM America Mid Cap Value Fund	—	9,160	—
JNL/PPM America Small Cap Value Fund	249	766	—
JNL/PPM America Value Equity Fund	7,953	272	—
JNL/Red Rocks Listed Private Equity Fund	3,460	2,022	—
JNL/S&P Competitive Advantage Fund	4,053	4,697	—
JNL/S&P Dividend Income & Growth Fund	828	5,686	—
JNL/S&P Intrinsic Value Fund	885	3,410	—
JNL/S&P Total Yield Fund	2,000	5,268	—
JNL/T. Rowe Price Established Growth Fund	915	2,000	—
JNL/T. Rowe Price Mid-Cap Growth Fund	9,133	1,035	—
JNL/T. Rowe Price Short-Term Bond Fund	1,646	16,654	9
JNL/T. Rowe Price Value Fund	9,330	1,059	—
JNL/UBS Large Cap Select Growth Fund	81,011	6,098	4

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/WMC Balanced Fund	$31,328	$187,140	$1
JNL/WMC Value Fund	74,743	27,995	1

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$37,257	$26,076	$10
JNL/T. Rowe Price Mid-Cap Growth Fund	62,733	93,689	20
JNL/T. Rowe Price Short-Term Bond Fund	153,386	100,265	24
JNL/T. Rowe Price Value Fund	29,329	31,350	6

The following table details each Fund’s long term investments in affiliates held during the period ended March 31, 2013.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain (Loss)	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund	American Funds Insurance Series —Blue Chip Income and Growth Fund Class 1	$699,195	$62,062	$782	$—	$184	$843,072
JNL/American Funds Global Bond Fund	American Funds Insurance Series —Global Bond Fund Class 1	466,692	26,754	—	—	496	460,674
JNL/American Funds Global Small Capitalization Fund	American Funds Insurance Series- Global Small Capitalization Fund- Class 1	205,800	19,557	3,922	—	660	243,416
JNL/American Funds New World Fund	American Funds Insurance Series —New World Fund Class 1	464,623	42,407	7,492	—	783	498,045
JNL/BlackRock Global Allocation Fund	iShares Gold Trust Fund	7,084	—	—	—	—	6,757
JNL/Mellon Capital Management S&P 500 Index Fund	Bank of New York Mellon Corp.	3,776	124	—	19	—	4,239
JNL/Mellon Capital Management International Index Fund	Prudential plc	5,717	94	—	129	—	6,666
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 4.30%, 5/15/14	525	—	—	—	—	522
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 2.50%, 01/15/16	524	—	—	12	—	523
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 3.55%, 09/23/21	654	—	—	21	—	649

FASB ASC Topic 815, “Derivatives and Hedging” — This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each investment held by the Funds are discussed in the following paragraphs.

Credit Linked Notes - A Fund may be subject to equity price risk in the normal course of pursuing its investment objective.  During the period, JNL/Goldman Sachs Core Plus Bond Fund invested in credit linked notes as a means of risk management and to gain exposure to certain foreign markets and JNL/Goldman Sachs Emerging Markets Debt Fund invested in credit linked notes to gain exposure to certain foreign markets.  The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit.  Credit linked notes that the Funds invest in are typically listed instruments that typically provide the same return as the underlying reference credit.  Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit.  The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity.  If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest.  The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.  The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

Options Transactions — A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into options for the following reasons:  JNL/BlackRock Global Allocation Fund as a means of risk management, as a directional investment and to generate income; JNL/Franklin Templeton Mutual Shares Fund to manage its exposure to or hedge changes in securities prices and as a part of its overall strategy; JNL/Ivy Asset Strategy Fund to manage its exposure to or hedge changes in securities prices, to generate income, as a directional investment, as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets, as a means of risk management and as part of its overall investment strategy; JNL/Mellon Capital Management Global Alpha Fund as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage exposure to or hedge changes in interest rates and inflation.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies and swaps agreements (“swaptions”) and inflation caps and floors.  Options on futures are exchange traded.  There is no premium paid/received when purchasing/writing exchange traded options on futures.  Exchange traded options on futures are marked-to-market daily and change in value is recorded by the Fund as unrealized gain or loss.  Upon entering into an exchange traded option on futures, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Exchange traded options on futures involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.  Swaptions are illiquid investments.  Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms.  An inflation cap can be used to protect the buyer from inflation erosion above a certain rate.  An inflation floor can be used to provide downside protection to investments in inflation-linked products.  The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts - A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective.  A Fund may buy and sell futures on equities, indices, interest rates, commodities and currencies.  During the period, these Funds entered into futures contracts for the following reasons:  JNL/AQR Managed Futures Strategy Fund to manage exposure to or hedge changes in securities prices and interest rates, to gain exposure to certain markets, to manage cash flows, to replicate treasury bond positions, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a substitute for investment in physical securities; JNL/BlackRock Global Allocation Fund as a means of risk management, as a means to short-term cash deployment and as a substitute for investment in physical securities; JNL/Goldman Sachs Core Plus Bond Fund to manage exposure to or hedge changes in interest rates and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/Goldman Sachs Emerging Markets Debt Fund to manage exposure to or hedge changes in interest rates, to replicate treasury bond positions and as a means of risk management; JNL/Ivy Asset Strategy Fund to manage exposure to or hedge changes in securities prices and interest rates, to gain exposure to certain markets, to replicate treasury bond positions, as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a means of risk management; JNL/JPMorgan International Value Fund to gain exposure to certain markets and for efficient management of cash flows; JNL/Mellon Capital Management Emerging Markets Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund and JNL/Mellon Capital Management International Index Fund to hedge accrued dividends and to manage cash flows; JNL/Mellon Capital Management Global Alpha Fund as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/Neuberger Berman Strategic Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PIMCO Total Return Bond Fund, and JNL/T. Rowe Price Short-Term Bond Fund to manage exposure to or hedge changes in interest rates; and JNL/PIMCO Real Return Fund to manage exposure to or hedge changes in interest rates, as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy and as a substitute for investment in physical securities.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by a Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into forward foreign currency contracts for the following reasons:  JNL/AQR Managed Futures Strategy Fund to gain directional exposure to currencies, to create foreign currency exposure on U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of its overall investment strategy; JNL/BlackRock Global Allocation Fund as a means of risk management and to gain directional exposure to currencies; JNL/Capital Guardian Global Balanced Fund and JNL/Ivy Asset Strategy Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of their overall investment strategy; JNL/Franklin Templeton Global Multisector Bond Fund to gain directional exposure to currencies, to create foreign currency exposure on U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy; JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of their overall investment strategy; JNL/Goldman Sachs Emerging Markets Debt Fund to gain directional exposure to currencies, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy; JNL/JPMorgan International Value Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies and to reduce currency deviations from its benchmark; JNL/Mellon Capital Management International Index Fund to create foreign currency exposure on U.S. dollar cash balances;  JNL/Mellon Capital Management Global Alpha Fund to gain directional exposure to currencies as part of its overall investment strategy; and JNL/T. Rowe Price Short-Term Bond Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements are privately negotiated in the OTC market (“OTC swaps”) or may be executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).  OTC swaps are typically illiquid investments.  In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default, bankruptcy or insolvency.

Swap agreements are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap.  For centrally cleared swaps, daily changes in the valuation of the centrally cleared swap are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or losses is recorded.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

If a Fund transacts in OTC swaps, they are a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“ISDA Master Agreements”) with select counterparties.  The ISDA Master Agreements govern transactions in OTC derivatives, including swap agreements and forward foreign currency contracts, and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination.  Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC swap.

If a Fund transacts in centrally cleared swaps, they are party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM acts as agent in the execution of the centrally cleared swap with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO.  Upon entering into a centrally cleared swap, a Fund is required to deposit with the DCO an amount of cash or cash equivalent equal to a certain percentage of the centrally cleared swap known as the “initial margin”.  The Fund receives from or pays the DCO an amount of cash equal to the daily fluctuation in the value of the centrally cleared swap known as the “variation margin”.  The use of centrally cleared swaps may require a Fund to commit more initial and variation margin than a Fund would otherwise commit under an OTC swap.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities.  The credit risk associated with certain contracts is mitigated by master netting arrangements between the Fund and the counterparty and by posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.  A Fund’s overall exposure to credit risk subject to master netting arrangements, which can change substantially within a short period, as it is affected by each transaction subject to the arrangement.  Counterparty risk is reduced for centrally cleared swaps in that the Fund has no direct exposure to the counterparty and the DCO has broad powers to provide an orderly liquidation in the event of a default.  Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into interest rate swaps for the following reasons:  JNL/BlackRock Global Allocation Fund to manage duration; JNL/Goldman Sachs Core Plus Bond Fund to execute yield curve, swap spread and sovereign relative value trades and to express views on a country’s interest rates; JNL/Goldman Sachs Emerging Markets Debt Fund to manage duration, to hedge the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities; and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Funds have entered into may include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.  For OTC swaps, this risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.  For centrally cleared swaps, this risk is mitigated by shifting exposure from the counterparty to the DCO.

Credit Default Swap Agreements — A Fund may be subject to credit risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into credit default swap agreements for the following reasons:  JNL/BlackRock Global Allocation Fund as a means of risk management; JNL/Goldman Sachs Core Plus Bond Fund to provide a measure of protection against defaults of issuers and to manage credit exposure; JNL/Goldman Sachs Emerging Markets Debt Fund and JNL/Neuberger Berman Strategic Income Fund to manage credit exposure and as a substitute for investment in physical securities; JNL/PIMCO Real Return Fund to manage credit exposure and in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds; and JNL/PIMCO Total Return Bond Fund to manage credit exposure.  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.

As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the credit default swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the credit default swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.  Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals.  Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation.  These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  For OTC swaps, this risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by obtaining collateral from the counterparty to cover the Fund’s exposure to the counterparty.  For centrally cleared swaps, this risk is mitigated by shifting exposure from the counterparty to the DCO.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of March 31, 2013, for which the Fund is the seller of protection, are disclosed in the Notes to the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - A Fund may be subject to equity price, credit and interest rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into total return swaps for the following reasons:  JNL/AQR Managed Futures Strategy Fund to manage exposure to or hedge against changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; and JNL/BlackRock Global Allocation Fund as a substitute for investment in physical securities.  Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities.  To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.   A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive.  Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate.  To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.  The counterparty credit risk for the total return swap agreement is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Non-Deliverable Bond Forward Contract - A Fund may be subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objective.  During the period, JNL/Goldman Sachs Emerging Markets Debt Fund held non-deliverable bond forward contracts as a substitute for investment in physical securities.  A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date.  Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  A realized gain or loss is recorded at termination of the contract.  The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform.  These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security.  The Funds must set aside liquid assets to cover their obligations under these contracts.  The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2013

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts	Value
Exchange-Traded Futures Options
JNL/PIMCO Real Return Fund
10-Year U.S. Treasury Note Future Call Option	04/26/2013	132.50		41	$(14)
10-Year U.S. Treasury Note Future Put Option	04/26/2013	129.00		41	(2)
				82	$(16)
JNL/PIMCO Total Return Bond Fund
10-Year U.S. Treasury Note Future Call Option	04/26/2013	132.50		150	$(51)
10-Year U.S. Treasury Note Future Put Option	04/26/2013	129.00		150	(5)
				300	$(56)
Foreign Currency Options
JNL/BlackRock Global Allocation Fund
EUR versus USD Call Option, CSI	06/03/2013	1.40		7,325,000	$(1)

JNL/PIMCO Real Return Fund
USD versus BRL Call Option, MSC	05/31/2013	2.05		3,700,000	$(40)
USD versus JPY Call Option, BNP	04/16/2013	97.00		30,100,000	(68)
USD versus JPY Put Option, BOA	04/16/2013	89.00		30,100,000	(16)
				63,900,000	$(124)
JNL/PIMCO Total Return Bond Fund
USD versus JPY Call Option, BOA	04/04/2013	96.00		4,400,000	$(7)
USD versus JPY Put Option, BNP	04/04/2013	87.00		7,200,000	—
USD versus JPY Put Option, BNP	04/04/2013	82.00		5,400	—
USD versus JPY Put Option, BNP	04/04/2013	84.00		720,000	—
USD versus JPY Put Option, BNP	04/04/2013	86.00		14,700,000	—
				27,025,400	$(7)
Index Options
JNL/BlackRock Global Allocation Fund
CBOE Volatility Index Call Option, CSI	05/22/2013	25.00		41,800	$(19)
Nikkei-225 Stock Average Call Option, CIT	12/13/2013	JPY	11,000.00	280	(466)
Nikkei-225 Stock Average Put Option, BNP	03/14/2014	JPY	9,300.00	441	(53)
Nikkei-225 Stock Average Put Option, BOA	12/13/2013	JPY	8,286.96	431	(16)
Nikkei-225 Stock Average Put Option, CIT	12/13/2013	JPY	8,305.01	397	(15)
Nikkei-225 Stock Average Put Option, GSI	04/12/2013	JPY	10,500.00	715	(2)
Nikkei-225 Stock Average Put Option, JPM	12/13/2013	JPY	8,592.09	431	(20)
Nikkei-225 Stock Average Put Option, JPM	12/13/2013	JPY	8,808.23	404	(21)
Russell 2000 Index Call Option, JPM	05/17/2013	975.00		4,538	(41)
Russell 2000 Index Put Option, JPM	05/17/2013	825.00		4,538	(9)
S&P 500 Index Call Option, BOA	04/01/2013	1,580.00		4,555	—
S&P 500 Index Call Option, CIT	05/17/2013	1,580.00		2,758	(48)
S&P 500 Index Call Option, DUB	04/01/2013	1,580.00		4,555	—
S&P 500 Index Call Option, DUB	05/17/2013	1,580.00		2,747	(48)
S&P 500 Index Put Option, BOA	05/17/2013	1,420.00		2,961	(10)
S&P 500 Index Put Option, CIT	12/20/2013	1,149.60		986	(8)
S&P 500 Index Put Option, CSI	05/17/2013	1,420.00		6,041	(21)
S&P 500 Index Put Option, DUB	05/17/2013	1,370.00		2,747	(4)
S&P 500 Index Put Option, DUB	05/17/2013	1,370.00		2,758	(4)
S&P 500 Index Put Option, GSI	04/19/2013	1,450.00		4,391	(6)
S&P 500 Index Put Option, JPM	04/19/2013	1,410.00		4,385	(4)
				92,859	$(815)
JNL/Ivy Asset Strategy Fund
EURO STOXX 50 Index Put Option, BOA	06/22/2013	EUR	2,475.00	970	$(838)
EURO STOXX 50 Index Put Option, GSC	06/22/2013	EUR	2,475.00	966	(459)
iShares MSCI EAFE Index Fund Put Option, DUB	06/22/2013	54.00		4,952	(258)
S&P 500 Index Call Option	06/22/2013	1,630.00		586	(495)
S&P 500 Index Put Option	06/22/2013	1,450.00		293	(340)
S&P 500 Index Put Option	06/22/2013	1,400.00		293	(205)
				8,060	$(2,595)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2013

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Inflation Floor
JNL/PIMCO Real Return Fund
Floor - CPURNSA Index Option, BNP	03/01/2018	0.00	28	$(5)
Floor - CPURNSA Index Option, CGM	09/29/2020	217.97	31	(3)
Floor - CPURNSA Index Option, DUB	01/22/2018	0.00	37	(6)
Floor - CPURNSA Index Option, DUB	03/10/2020	215.95	29	(2)
Floor - CPURNSA Index Option, DUB	10/13/2020	215.95	298	(27)
			423	$(43)
JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option, CGM	03/12/2020	215.95	18	$(1)
Floor - CPURNSA Index Option, CGM	09/29/2020	217.97	64	(6)
Floor - CPURNSA Index Option, DUB	03/10/2020	215.95	19	(1)
			101	$(8)
Interest Rate Swaptions
JNL/BlackRock Global Allocation Fund
Put Swaption, 6 month Japanese Yen LIBOR versus 3.15% fixed, MSC	04/30/2013	N/A	105,457,759	$—

JNL/PIMCO Real Return Fund
Call Swaption, 3 month LIBOR versus 0.80% fixed, MSS	04/29/2013	N/A	48	$(1)
Call Swaption, 3 month LIBOR versus 1.80% fixed, BBP	07/29/2013	N/A	134	(49)
Call Swaption, 3 month LIBOR versus 1.80% fixed, BOA	07/29/2013	N/A	259	(95)
Call Swaption, 3 month LIBOR versus 1.80% fixed, JPM	07/29/2013	N/A	117	(43)
Call Swaption, 3 month LIBOR versus 1.80% fixed, MSS	07/29/2013	N/A	210	(77)
Put Swaption, 3 month LIBOR versus 1.15% fixed, MSS	04/29/2013	N/A	48	(2)
Put Swaption, 3 month LIBOR versus 1.40% fixed, DUB	09/03/2013	N/A	86	(25)
Put Swaption, 3 month LIBOR versus 2.65% fixed, BBP	07/29/2013	N/A	134	(32)
Put Swaption, 3 month LIBOR versus 2.65% fixed, BOA	07/29/2013	N/A	259	(62)
Put Swaption, 3 month LIBOR versus 2.65% fixed, JPM	07/29/2013	N/A	117	(28)
Put Swaption, 3 month LIBOR versus 2.65% fixed, MSS	07/29/2013	N/A	210	(50)
Put Swaption, 3 month LIBOR versus 2.85% fixed, DUB	04/14/2014	N/A	695	(80)
Put Swaption, 6 Month EURIBOR versus 0.85% fixed, BBP	04/24/2013	N/A	244	—
Put Swaption, 6 Month EURIBOR versus 1.15% fixed, BBP	07/24/2013	N/A	100	(2)
Put Swaption, 6 month EURIBOR versus 1.15% fixed, BOA	07/24/2013	N/A	280	(4)
Put Swaption, 6 month EURIBOR versus 1.15% fixed, CSI	07/24/2013	N/A	141	(2)
Put Swaption, 6 month EURIBOR versus 1.50% fixed, BOA	06/03/2013	N/A	201	(3)
Put Swaption, 6 month EURIBOR versus 1.50% fixed, CSI	06/03/2013	N/A	26	—
Put Swaption, 6 month EURIBOR versus 1.70% fixed, BBP	07/24/2013	N/A	162	(6)
Put Swaption, 6 month EURIBOR versus 1.70% fixed, CIT	07/24/2013	N/A	45	(2)
Put Swaption, 6 month EURIBOR versus 1.70% fixed, DUB	07/24/2013	N/A	191	(7)
			3,707	$(570)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month EURIBOR versus 0.40% fixed, BOA	03/12/2014	N/A	376	$(69)
Call Swaption, 3 month LIBOR versus 0.75% fixed, JPM	04/02/2013	N/A	300	—
Call Swaption, 3 month LIBOR versus 0.75% fixed, MSS	04/02/2013	N/A	299	—
Call Swaption, 3 month LIBOR versus 0.80% fixed, MSS	04/29/2013	N/A	2,310	(39)
Call Swaption, 3 month LIBOR versus 0.85% fixed, MSS	04/29/2013	N/A	226	(10)
Call Swaption, 3 month LIBOR versus 1.80% fixed, BBP	07/29/2013	N/A	190	(70)
Call Swaption, 3 month LIBOR versus 1.80% fixed, BOA	07/29/2013	N/A	118	(43)
Call Swaption, 3 month LIBOR versus 1.80% fixed, DUB	07/29/2013	N/A	153	(56)
Call Swaption, 3 month LIBOR versus 1.80% fixed, JPM	07/29/2013	N/A	486	(178)
Call Swaption, 3 month LIBOR versus 1.80% fixed, MSS	07/29/2013	N/A	454	(166)
Call Swaption, 6 Month EURIBOR versus 0.40% fixed, BBP	03/14/2014	N/A	74	(13)
Put Swaption, 3 month EURIBOR versus 0.40% fixed, BOA	03/12/2014	N/A	376	(75)
Put Swaption, 3 month LIBOR versus 1.15% fixed, JPM	04/02/2013	N/A	300	—
Put Swaption, 3 month LIBOR versus 1.15% fixed, MSS	04/29/2013	N/A	2,310	(120)
Put Swaption, 3 month LIBOR versus 1.15% fixed, MSS	04/02/2013	N/A	299	—
Put Swaption, 3 month LIBOR versus 1.20% fixed, DUB	07/15/2013	N/A	418	—
Put Swaption, 3 month LIBOR versus 1.20% fixed, MSS	04/29/2013	N/A	226	(6)
Put Swaption, 3 month LIBOR versus 1.30% fixed, BOA	04/29/2013	N/A	124	(1)
Put Swaption, 3 month LIBOR versus 1.30% fixed, DUB	04/29/2013	N/A	277	(2)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2013

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts	Value
Interest Rate Swaptions (continued)
JNL/PIMCO Total Return Bond Fund (continued)
Put Swaption, 3 month LIBOR versus 1.30% fixed, JPM	04/29/2013	N/A		315	$(2)
Put Swaption, 3 month LIBOR versus 1.40% fixed, DUB	09/03/2013	N/A		227	(66)
Put Swaption, 3 month LIBOR versus 2.25% fixed, BOA	05/28/2013	N/A		501	—
Put Swaption, 3 month LIBOR versus 2.65% fixed, BBP	07/29/2013	N/A		190	(45)
Put Swaption, 3 month LIBOR versus 2.65% fixed, BOA	07/29/2013	N/A		118	(28)
Put Swaption, 3 month LIBOR versus 2.65% fixed, DUB	07/29/2013	N/A		153	(36)
Put Swaption, 3 month LIBOR versus 2.65% fixed, JPM	07/29/2013	N/A		486	(116)
Put Swaption, 3 month LIBOR versus 2.65% fixed, MSS	07/29/2013	N/A		454	(108)
Put Swaption, 6 Month EURIBOR versus 0.40% fixed, BBP	03/14/2014	N/A		74	(15)
Put Swaption, 6 month EURIBOR versus 1.15% fixed, BOA	07/24/2013	N/A		279	(5)
Put Swaption, 6 month EURIBOR versus 1.15% fixed, CSI	07/24/2013	N/A		16	—
Put Swaption, 6 Month EURIBOR versus 1.70% fixed, BBP	07/24/2013	N/A		96	(3)
Put Swaption, 6 month EURIBOR versus 1.70% fixed, DUB	07/24/2013	N/A		38	(1)
				12,263	$(1,273)
Options on Securities
JNL/BlackRock Global Allocation Fund
Golden Star Resources Ltd. Call Option, GSI	03/14/2014	111.44		23,150	$(327)
Golden Star Resources Ltd. Put Option, GSI	03/14/2014	83.58		23,150	(21)
Humana Inc. Call Option	08/17/2013	75.00		251	(72)
Humana Inc. Put Option	08/17/2013	60.00		251	(53)
Kraft Foods Group Inc. Call Option	06/22/2013	47.50		304	(135)
Marathon Petroleum Corp. Call Option	04/20/2013	67.50		404	(889)
Marathon Petroleum Corp. Call Option	07/20/2013	77.50		407	(553)
Procter & Gamble Co. Call Option	06/20/2013	72.50		1,029	(509)
PulteGroup Inc. Call Option	04/20/2013	19.00		323	(45)
Tiffany & Co. Call Option	05/18/2013	65.00		166	(83)
Williams-Sonoma Inc. Call Option	01/18/2014	55.00		81	(25)
Williams-Sonoma Inc. Call Option	01/18/2014	52.50		113	(49)
Yahoo Japan Corp. Call Option, GSI	04/11/2013	JPY	37,761.36	1,298	(76)
Yahoo Japan Corp. Call Option, GSI	05/02/2013	JPY	37,761.36	1,298	(77)
				52,225	$(2,914)
JNL/Ivy Asset Strategy Fund
Goldman Sachs Group Inc. Put Option, BBP	04/22/2013	125.00		640	$(10)
Halliburton Co. Put Option, DUB	07/20/2013	37.00		1,338	(150)
JPMorgan Chase & Co. Put Option, CGM	04/22/2013	42.00		2,558	(20)
National-Oilwell Varco Inc. Put Option, DUB	05/18/2013	65.00		764	(64)
Schlumberger Ltd. Put Option, CGM	05/18/2013	72.50		700	(101)
Volkswagen AG - Pfd Call Option, CGM	06/22/2013	150.00		94	(78)
Volkswagen AG - Pfd Call Option, CGM	06/22/2013	140.00		31	(12)
Volkswagen AG - Pfd Call Option, CGM	06/22/2013	190.00		125	(3)
				6,250	$(438)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2013

Summary of Written Options

	Contracts	Premiums
JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2012	113,012,855	$3,758
Options written during the period	188,656	1,168
Options closed during the period	(75,243)	(1,287)
Options exercised during the period	(25,173)	(349)
Options expired during the period	(173,252)	(720)
Options outstanding at March 31, 2013	112,927,843	$3,670
JNL/Franklin Templeton Mutual Shares Fund
Options outstanding at December 31, 2012	—	$—
Options written during the period	10	10
Options closed during the period	(10)	(10)
Options expired during the period	—	—
Options outstanding at March 31, 2013	—	$—
JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2012	36,342	$4,058
Options written during the period	18,882	4,821
Options closed during the period	(8,768)	(1,258)
Options exercised during the period	(3,758)	(735)
Options expired during the period	(28,388)	(2,872)
Options outstanding at March 31, 2013	14,310	$4,014
JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2012	5,262	$4,647
Options written during the period	94,004,321	1,999
Options closed during the period	(30,100,459)	(713)
Options expired during the period	(4,912)	(2,989)
Options outstanding at March 31, 2013	63,904,212	$2,944
JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2012	10,409	$3,739
Options written during the period	27,039,200	3,172
Options closed during the period	—	—
Options expired during the period	(11,545)	(3,494)
Options outstanding at March 31, 2013	10,409	$3,417

Schedule of Exchange Traded Purchased Options

	Expiration Date	Exercise Price		Contracts	Unrealized Appreciation
Exchange Traded Options on Futures
JNL/Mellon Capital Management Global Alpha Fund
Euro-Bund Call Option	05/24/2013	EUR	120.00	231	$1,458

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2013

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund
3-Month Euro Euribor Interest Rate Future	September 2013	78	$(21)
3-Month Euro Euribor Interest Rate Future	December 2013	137	(30)
3-Month Euro Euribor Interest Rate Future	March 2014	193	(17)
3-Month Euro Euribor Interest Rate Future	June 2014	230	7
3-Month Euro Euribor Interest Rate Future	September 2014	268	23
3-Month Euro Euribor Interest Rate Future	December 2014	257	38
3-Month Euro Euribor Interest Rate Future	March 2015	253	—
3-Month Euro Swiss Franc Interest Rate Future	September 2013	(207)	(49)
3-Month Sterling Interest Rate Future	September 2013	255	(44)
3-Month Sterling Interest Rate Future	December 2013	372	(38)
3-Month Sterling Interest Rate Future	March 2014	470	(9)
3-Month Sterling Interest Rate Future	June 2014	595	56
3-Month Sterling Interest Rate Future	September 2014	646	93
3-Month Sterling Interest Rate Future	December 2014	686	147
3-Month Sterling Interest Rate Future	March 2015	710	33
90-Day Eurodollar Future	September 2013	(80)	3
90-Day Eurodollar Future	December 2013	(116)	2
90-Day Eurodollar Future	March 2014	(67)	—
90-Day Eurodollar Future	June 2014	7	—
90-Day Eurodollar Future	September 2014	67	(2)
90-Day Eurodollar Future	December 2014	137	—
90-Day Eurodollar Future	March 2015	167	3
Amsterdam Exchange Index Future	April 2013	193	(224)
ASX SPI 200 Index Future	June 2013	170	(196)
Australia Commonwealth Treasury Bond Future, 10-Year	June 2013	4	4
Australia Commonwealth Treasury Bond Future, 3-Year	June 2013	(266)	(128)
CAC 40 Euro Future	April 2013	356	(441)
Canadian Bank Acceptance Future	September 2013	(11)	1
Canadian Bank Acceptance Future	December 2013	132	(16)
Canadian Government Bond Future, 10-Year	June 2013	389	259
DAX Index Future	June 2013	75	(452)
DJIA E-Mini Index Future	June 2013	383	279
Euro-Bobl Future	June 2013	438	355
Euro-Bund Future	June 2013	243	509
Euro-Buxl Bond Future, 30-Year	June 2013	95	166
Euro-Schatz Future	June 2013	464	59
Euro-Swiss Future	December 2013	(154)	(51)
FTSE 100 Index Future	June 2013	252	(248)
FTSE/JSE Top 40 Index Future	June 2013	739	(412)
FTSE/MIB Index Future	June 2013	11	(54)
Hang Seng Index Future	April 2013	(37)	13
Hang Seng Index Future	April 2013	43	19
IBEX 35 Index Future	April 2013	95	(722)
Japanese Government Bond Future, 10-Year	June 2013	86	811
KOSPI 200 Index Future	June 2013	(87)	(126)
MSCI Singapore Index Future	April 2013	355	133
MSCI Taiwan Stock Index Future	April 2013	479	(14)
NASDAQ 100 E-Mini Index Future	June 2013	279	74
Russell 2000 Mini Index Future	June 2013	223	187
S&P 500 E-Mini Index Future	June 2013	318	253
S&P MidCap 400 E-Mini Index Future	June 2013	208	445
S&P/TSX 60 Index Future	June 2013	171	(195)
SGX Nifty Index Future	April 2013	(15)	(2)
Topix Price Index Future	June 2013	127	562
U.K. Long Guilt Future	June 2013	183	360
U.S. Treasury Note Future, 2-Year	June 2013	86	4
U.S. Treasury Note Future, 5-Year	June 2013	365	51
U.S. Treasury Bond Future, 20-Year	June 2013	61	60
U.S. Treasury Note Future, 10-Year	June 2013	331	184
			$1,702
JNL/BlackRock Global Allocation Fund
CAC 40 Euro Future	April 2013	12	$(17)
DAX Index Future	June 2013	2	(12)
Euro Stoxx 50 Future	June 2013	(63)	85
FTSE 100 Index Future	June 2013	22	(20)
FTSE/MIB Index Future	June 2013	(21)	110
MSCI Singapore Index Future	April 2013	7	4
S&P 500 E-Mini Index Future	June 2013	149	94
S&P/TSX 60 Index Future	June 2013	9	(5)
Topix Price Index Future	June 2013	86	438
Yen Denominated Nikkei 225 Future	June 2013	192	490
			$1,167

JNL/Goldman Sachs Core Plus Bond Fund
Euro-Bobl Future	June 2013	21	$(3)
Euro-Bund Future	June 2013	233	430
Euro-Oat Future	June 2013	(75)	(124)
Euro-Schatz Future	June 2013	538	57
Italian Government Bond Future, 10-Year	June 2013	(23)	20
Japanese Government Bond Future, 10-Year	June 2013	(54)	(476)
U.K. Long Guilt Future	June 2013	1	4
U.S. Treasury Bond Future, 20-Year	June 2013	(546)	(170)
U.S. Treasury Note Future, 2-Year	June 2013	(427)	(27)
U.S. Treasury Note Future, 5-Year	June 2013	1,207	174
U.S. Treasury Note Future, 10-Year	June 2013	(585)	(319)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	June 2013	397	165
			$(269)
JNL/Goldman Sachs Emerging Markets Debt Fund
U.S. Treasury Bond Future, 20-Year	June 2013	(784)	$(888)
U.S. Treasury Note Future, 5-Year	June 2013	1,903	299
U.S. Treasury Note Future, 10-Year	June 2013	(662)	(459)
U.S. Treasury Note Future, 2-Year	June 2014	436	13
Ultra Long Term U.S. Treasury Bond Future, 30-Year	June 2013	(66)	74
			$(961)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2013

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/JPMorgan International Value Fund
Euro Stoxx 50 Future	June 2013	78	$(92)
FTSE 100 Index Future	June 2013	26	(30)
Topix Price Index Future	June 2013	18	91
			$(31)
JNL/Mellon Capital Management Emerging Market Index Fund
MSCI Mini Emerging Markets Index Future	June 2013	76	$(100)

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Index Future	June 2013	534	$626

JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	June 2013	185	$474

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future	June 2013	301	$566

JNL/Mellon Capital Management International Index Fund
ASX SPI 200 Index Future	June 2013	36	$(59)
Euro Stoxx 50 Future	June 2013	406	(366)
FTSE 100 Index Future	June 2013	135	(96)
Topix Price Index Future	June 2013	81	251
			$(270)
JNL/Mellon Capital Management Global Alpha Fund
Amsterdam Exchange Index Future	April 2013	232	$(227)
ASX SPI 200 Index Future	June 2013	12	(29)
Australia Commonwealth Treasury Bond Future, 10-Year	June 2013	481	729
CAC 40 Euro Future	April 2013	775	(985)
Canadian Government Bond Future, 10-Year	June 2013	109	5
DAX Index Future	June 2013	212	(1,348)
Euro-Bund Future	June 2013	(16)	1
FTSE 100 Index Future	June 2013	(115)	76
FTSE/MIB Index Future	June 2013	2	(10)
Hang Seng Index Future	April 2013	(25)	1
Japanese Government Bond Future, 10-Year	June 2013	(195)	(152)
S&P 500 E-Mini Index Future	June 2013	(641)	(646)
S&P/TSX 60 Index Future	June 2013	(82)	116
Topix Price Index Future	June 2013	(372)	(1,340)
U.K. Long Guilt Future	June 2013	(1,307)	(6,128)
U.S. Treasury Note Future, 10-Year	June 2013	596	373
			$(9,564)
JNL/Neuberger Berman Strategic Income Fund
90-Day Australian Dollar Future	June 2014	10	$4
90-Day Eurodollar Future	December 2015	20	6
Australian Dollar Future	June 2013	(4)	(6)
Canadian Bank Acceptance Future	September 2014	21	1
Canadian Dollar Future	June 2013	(4)	(4)
Japanese Dollar Future	June 2013	(2)	(6)
Japanese Government Bond Future, 10-Year	June 2013	(1)	(1)
New Zealand Dollar Future	June 2013	(7)	(8)
U.S. Treasury Bond Future, 20-Year	June 2013	(2)	(1)
U.S. Treasury Note Future, 5-Year	June 2013	(80)	$(13)
U.S. Treasury Note Future, 10-Year	June 2013	(61)	(29)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	June 2013	(8)	3
			$(54)
JNL/PIMCO Real Return Fund
90-Day Eurodollar Future	September 2015	392	$81
90-Day Eurodollar Future	March 2016	923	159
			$240
JNL/PIMCO Total Return Bond Fund
3-Month Euro Euribor Interest Rate Future	December 2014	71	$40
3-Month Euro Euribor Interest Rate Future	March 2015	74	(3)
3-Month Euro Euribor Interest Rate Future	June 2015	73	(1)
3-Month Euro Euribor Interest Rate Future	September 2015	9	1
90-Day Eurodollar Future	June 2015	2,766	1,137
90-Day Eurodollar Future	September 2015	595	98
90-Day Eurodollar Future	December 2015	2,157	(47)
90-Day Eurodollar Future	March 2016	609	(19)
90-Day Eurodollar Future	June 2016	36	(4)
90-Day Eurodollar Future	September 2016	24	(4)
Euro-Bund Future	June 2013	(67)	(149)
U.S. Treasury Note Future, 10-Year	June 2013	164	117
			$1,166
JNL/PPM America High Yield Bond Fund
U.S. Treasury Note Future, 10-Year	June 2013	(114)	$(42)

JNL/T.Rowe Price Short-Term Bond Fund
U.S. Treasury Note Future, 10-Year	June 2013	(532)	$(115)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund

AUD/USD	06/19/2013	RBS	AUD	5,786	$5,988	$95
AUD/USD	06/19/2013	RBS	AUD	4,933	5,106	82
AUD/USD	06/19/2013	RBS	AUD	12,449	12,885	243
AUD/USD	06/19/2013	RBS	AUD	9,630	9,967	112
AUD/USD	06/19/2013	RBS	AUD	12,442	12,877	140
AUD/USD	06/19/2013	RBS	AUD	10,103	10,457	73
AUD/USD	06/19/2013	RBS	AUD	17,982	18,611	92
AUD/USD	06/19/2013	RBS	AUD	19,001	19,666	87
AUD/USD	06/19/2013	GCI	AUD	19,038	19,704	68
AUD/USD	06/19/2013	RBS	AUD	5,856	6,061	22
AUD/USD	06/19/2013	RBS	AUD	8,968	9,282	(20)
AUD/USD	06/19/2013	RBS	AUD	3,815	3,949	(19)
AUD/USD	06/19/2013	RBS	AUD	3,142	3,252	(19)
BRL/USD	06/19/2013	RBS	BRL	2,000	980	(18)
BRL/USD	06/19/2013	RBS	BRL	1,100	539	(16)
CAD/USD	06/19/2013	GCI	CAD	340	334	4
CAD/USD	06/19/2013	RBS	CAD	2,670	2,624	24
CAD/USD	06/19/2013	RBS	CAD	6,218	6,110	58
CAD/USD	06/19/2013	RBS	CAD	4,481	4,403	25
CAD/USD	06/19/2013	RBS	CAD	7,065	6,942	31
CHF/USD	06/19/2013	RBS	CHF	1,040	1,097	(11)
CLP/USD	06/19/2013	RBS	CLP	10,000	21	—
CLP/USD	06/19/2013	RBS	CLP	70,000	147	1
CLP/USD	06/19/2013	RBS	CLP	1,350,000	2,831	26
CLP/USD	06/19/2013	RBS	CLP	130,000	273	2
CLP/USD	06/19/2013	RBS	CLP	60,000	126	1
CLP/USD	06/19/2013	RBS	CLP	70,000	147	1
CLP/USD	06/19/2013	RBS	CLP	80,000	168	—
CLP/USD	06/19/2013	RBS	CLP	20,000	42	—
CLP/USD	06/19/2013	RBS	CLP	80,000	168	—
CLP/USD	06/19/2013	RBS	CLP	130,000	273	1
CLP/USD	06/19/2013	GCI	CLP	90,000	189	—
CLP/USD	06/19/2013	RBS	CLP	20,000	42	—
COP/USD	06/19/2013	RBS	COP	3,400,000	1,850	(16)
EUR/USD	06/19/2013	RBS	EUR	1,351	1,733	(37)
EUR/USD	06/19/2013	RBS	EUR	1,704	2,185	(41)
EUR/USD	06/19/2013	RBS	EUR	32,961	42,275	(665)
GBP/USD	06/19/2013	RBS	GBP	620	942	4
GBP/USD	06/19/2013	RBS	GBP	2,001	3,039	1
GBP/USD	06/19/2013	RBS	GBP	1,564	2,375	(4)
GBP/USD	06/19/2013	RBS	GBP	2,610	3,964	1
HUF/USD	06/19/2013	RBS	HUF	1,280,000	5,343	(172)
ILS/USD	06/19/2013	RBS	ILS	200	55	1
ILS/USD	06/19/2013	RBS	ILS	600	164	2
ILS/USD	06/19/2013	RBS	ILS	25,300	6,936	133
ILS/USD	06/19/2013	RBS	ILS	2,700	740	10
ILS/USD	06/19/2013	GCI	ILS	700	192	2
ILS/USD	06/19/2013	RBS	ILS	4,300	1,179	12
ILS/USD	06/19/2013	RBS	ILS	900	247	2
ILS/USD	06/19/2013	RBS	ILS	1,000	274	(1)
ILS/USD	06/19/2013	RBS	ILS	800	219	(1)
INR/USD	06/19/2013	RBS	INR	680,000	12,309	192
INR/USD	06/19/2013	RBS	INR	9,000	163	1
INR/USD	06/19/2013	RBS	INR	28,000	507	2
INR/USD	06/19/2013	RBS	INR	54,000	977	(1)
INR/USD	06/19/2013	RBS	INR	71,000	1,285	4
INR/USD	06/19/2013	RBS	INR	90,000	1,629	(4)
INR/USD	06/19/2013	RBS	INR	168,000	3,041	(19)
INR/USD	06/19/2013	GCI	INR	66,000	1,195	4
INR/USD	06/19/2013	RBS	INR	18,000	326	—
INR/USD	06/19/2013	RBS	INR	72,000	1,303	1
INR/USD	06/19/2013	RBS	INR	48,000	869	(4)
JPY/USD	06/19/2013	RBS	JPY	728,244	7,740	(150)
KRW/USD	06/19/2013	RBS	KRW	300,000	268	(7)
KRW/USD	06/19/2013	RBS	KRW	1,300,000	1,163	(27)
KRW/USD	06/19/2013	RBS	KRW	3,600,000	3,222	(59)
KRW/USD	06/19/2013	RBS	KRW	800,000	716	(17)
KRW/USD	06/19/2013	RBS	KRW	24,070,000	21,543	(462)
MXN/USD	06/19/2013	RBS	MXN	6,000	482	17
MXN/USD	06/19/2013	RBS	MXN	29,000	2,331	21
MXN/USD	06/19/2013	RBS	MXN	250,000	20,091	474
MXN/USD	06/19/2013	RBS	MXN	36,000	2,893	14
MXN/USD	06/19/2013	RBS	MXN	22,000	1,768	10
MXN/USD	06/19/2013	RBS	MXN	13,000	1,045	6
MXN/USD	06/19/2013	RBS	MXN	24,000	1,929	8
MXN/USD	06/19/2013	GCI	MXN	8,000	643	1
MXN/USD	06/19/2013	RBS	MXN	7,000	563	1
MXN/USD	06/19/2013	RBS	MXN	4,000	321	(1)
NOK/USD	06/19/2013	RBS	NOK	251,446	42,918	(926)
NZD/USD	06/19/2013	RBS	NZD	451	375	8
NZD/USD	06/19/2013	RBS	NZD	134,173	111,673	901
NZD/USD	06/19/2013	RBS	NZD	5,546	4,616	23
NZD/USD	06/19/2013	RBS	NZD	11,941	9,939	11
NZD/USD	06/19/2013	RBS	NZD	6,595	5,489	8
PHP/USD	06/19/2013	RBS	PHP	495,000	12,137	(45)
PHP/USD	06/19/2013	RBS	PHP	23,000	564	(4)
PHP/USD	06/19/2013	RBS	PHP	40,000	981	(6)
PHP/USD	06/19/2013	RBS	PHP	39,000	956	(5)
PLN/USD	06/19/2013	RBS	PLN	49,600	15,136	(342)
RUB/USD	06/19/2013	RBS	RUB	24,000	762	(11)
RUB/USD	06/19/2013	RBS	RUB	27,000	857	(7)
RUB/USD	06/19/2013	RBS	RUB	9,000	286	(2)
RUB/USD	06/19/2013	RBS	RUB	23,000	730	(8)
RUB/USD	06/19/2013	RBS	RUB	17,000	540	(6)
RUB/USD	06/19/2013	RBS	RUB	7,000	222	(2)
RUB/USD	06/19/2013	RBS	RUB	712,000	22,597	(174)
SEK/USD	06/19/2013	RBS	SEK	532	81	(1)
SEK/USD	06/19/2013	RBS	SEK	14,237	2,181	(26)
SEK/USD	06/19/2013	RBS	SEK	24,028	3,681	(42)
SEK/USD	06/19/2013	RBS	SEK	7,268	1,113	(22)
SEK/USD	06/19/2013	RBS	SEK	438	67	(1)
SEK/USD	06/19/2013	RBS	SEK	3,326	510	(8)
SEK/USD	06/19/2013	RBS	SEK	520,170	79,690	(1,455)
SEK/USD	06/19/2013	RBS	SEK	7,020	1,075	(18)
SEK/USD	06/19/2013	GCI	SEK	5,581	855	(8)
SEK/USD	06/19/2013	RBS	SEK	12,181	1,866	(15)
SGD/USD	06/19/2013	RBS	SGD	1,700	1,371	(3)
SGD/USD	06/19/2013	RBS	SGD	1,800	1,451	4
SGD/USD	06/19/2013	RBS	SGD	1,300	1,048	5
SGD/USD	06/19/2013	RBS	SGD	400	323	2
TRY/USD	06/19/2013	RBS	TRY	200	109	—
TRY/USD	06/19/2013	RBS	TRY	2,000	1,094	(5)
TRY/USD	06/19/2013	RBS	TRY	2,300	1,258	(9)
TRY/USD	06/19/2013	RBS	TRY	1,800	985	(4)
TRY/USD	06/19/2013	RBS	TRY	25,700	14,062	(50)
TRY/USD	06/19/2013	RBS	TRY	600	328	1
TRY/USD	06/19/2013	RBS	TRY	3,400	1,860	10
TWD/USD	06/19/2013	RBS	TWD	23,000	770	(7)
USD/AUD	06/19/2013	RBS	AUD	(1,135)	(1,175)	(19)
USD/AUD	06/19/2013	RBS	AUD	(2,769)	(2,866)	(55)
USD/AUD	06/19/2013	RBS	AUD	(56,985)	(58,979)	(1,059)
USD/BRL	06/19/2013	RBS	BRL	(1,747,052)	(18,569)	119

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund (continued)

USD/CAD	06/19/2013	RBS	CAD	(1,994)	$(1,959)	$(14)
USD/CAD	06/19/2013	RBS	CAD	(1,242)	(1,220)	(18)
USD/CAD	06/19/2013	RBS	CAD	(1,214)	(1,193)	(12)
USD/CAD	06/19/2013	RBS	CAD	(3,307)	(3,250)	(38)
USD/CAD	06/19/2013	RBS	CAD	(16,494)	(16,208)	(197)
USD/CAD	06/19/2013	RBS	CAD	(3,537)	(3,476)	(52)
USD/CAD	06/19/2013	RBS	CAD	(3,662)	(3,598)	(54)
USD/CHF	06/19/2013	RBS	CHF	(1,195)	(1,260)	7
USD/CZK	06/19/2013	RBS	CZK	(46,000)	(2,289)	68
USD/CZK	06/19/2013	RBS	CZK	(24,000)	(1,194)	31
USD/CZK	06/19/2013	RBS	CZK	(73,000)	(3,632)	67
USD/CZK	06/19/2013	RBS	CZK	(18,000)	(896)	21
USD/CZK	06/19/2013	RBS	CZK	(23,000)	(1,144)	30
USD/CZK	06/19/2013	RBS	CZK	(8,000)	(398)	10
USD/CZK	06/19/2013	RBS	CZK	(55,029)	(2,738)	97
USD/CZK	06/19/2013	RBS	CZK	(34,000)	(1,692)	37
USD/CZK	06/19/2013	RBS	CZK	(25,000)	(1,244)	24
USD/CZK	06/19/2013	RBS	CZK	(40,000)	(1,990)	50
USD/CZK	06/19/2013	RBS	CZK	(9,000)	(448)	6
USD/CZK	06/19/2013	GCI	CZK	(21,000)	(1,045)	13
USD/CZK	06/19/2013	RBS	CZK	(10,000)	(498)	3
USD/CZK	06/19/2013	RBS	CZK	(2,000)	(100)	1
USD/CZK	06/19/2013	RBS	CZK	(4,000)	(199)	3
USD/CZK	06/19/2013	RBS	CZK	(5,000)	(249)	1
USD/EUR	06/19/2013	RBS	EUR	(8,944)	(11,471)	285
USD/EUR	06/19/2013	RBS	EUR	(1,554)	(1,993)	39
USD/EUR	06/19/2013	RBS	EUR	(3,788)	(4,858)	73
USD/EUR	06/19/2013	RBS	EUR	(4,849)	(6,219)	116
USD/EUR	06/19/2013	RBS	EUR	(3,553)	(4,557)	83
USD/EUR	06/19/2013	RBS	EUR	(5,998)	(7,693)	123
USD/EUR	06/19/2013	RBS	EUR	(3,783)	(4,852)	70
USD/EUR	06/19/2013	RBS	EUR	(4,570)	(5,861)	64
USD/EUR	06/19/2013	RBS	EUR	(916)	(1,175)	19
USD/EUR	06/19/2013	GCI	EUR	(1,207)	(1,548)	15
USD/EUR	06/19/2013	GCI	EUR	(6,580)	(8,439)	57
USD/EUR	06/19/2013	RBS	EUR	(2,506)	(3,214)	26
USD/EUR	06/19/2013	RBS	EUR	(14,618)	(18,749)	169
USD/EUR	06/19/2013	RBS	EUR	(2,149)	(2,756)	38
USD/EUR	06/19/2013	RBS	EUR	(6,169)	(7,912)	31
USD/GBP	06/19/2013	RBS	GBP	(5,068)	(7,697)	(7)
USD/GBP	06/19/2013	RBS	GBP	(1,877)	(2,851)	(5)
USD/GBP	06/19/2013	RBS	GBP	(1,641)	(2,492)	(26)
USD/GBP	06/19/2013	RBS	GBP	(1,703)	(2,587)	(9)
USD/GBP	06/19/2013	RBS	GBP	(2,599)	(3,947)	(22)
USD/GBP	06/19/2013	RBS	GBP	(2,102)	(3,193)	(44)
USD/GBP	06/19/2013	RBS	GBP	(3,360)	(5,103)	(66)
USD/GBP	06/19/2013	RBS	GBP	(28,467)	(43,236)	(436)
USD/GBP	06/19/2013	RBS	GBP	(1,880)	(2,855)	(50)
USD/GBP	06/19/2013	RBS	GBP	(256)	(389)	(2)
USD/GBP	06/19/2013	RBS	GBP	(1,325)	(2,012)	(14)
USD/HUF	06/19/2013	GCI	HUF	(190,000)	(793)	6
USD/HUF	06/19/2013	RBS	HUF	(80,000)	(334)	1
USD/HUF	06/19/2013	RBS	HUF	(250,000)	(1,044)	(3)
USD/HUF	06/19/2013	RBS	HUF	(130,000)	(543)	4
USD/HUF	06/19/2013	RBS	HUF	(170,000)	(710)	2
USD/IDR	06/19/2013	RBS	IDR	(53,200,000)	(5,419)	11
USD/JPY	06/19/2013	RBS	JPY	(547,940)	(5,824)	88
USD/JPY	06/19/2013	RBS	JPY	(356,737)	(3,792)	44
USD/JPY	06/19/2013	RBS	JPY	(302,521)	(3,215)	26
USD/JPY	06/19/2013	RBS	JPY	(18,027,061)	(191,608)	1,939
USD/JPY	06/19/2013	RBS	JPY	(171,111)	(1,819)	2
USD/JPY	06/19/2013	RBS	JPY	(55,350)	(588)	(8)
USD/JPY	06/19/2013	RBS	JPY	(516,905)	(5,494)	(125)
USD/JPY	06/19/2013	RBS	JPY	(4,745)	(50)	(1)
USD/JPY	06/19/2013	RBS	JPY	(310,990)	(3,306)	(77)
USD/JPY	06/19/2013	RBS	JPY	(851,254)	(9,048)	(183)
USD/JPY	06/19/2013	RBS	JPY	(553,510)	(5,883)	(76)
USD/JPY	06/19/2013	GCI	JPY	(582,901)	(6,196)	(80)
USD/JPY	06/19/2013	RBS	JPY	(1,322,685)	(14,059)	(202)
USD/JPY	06/19/2013	RBS	JPY	(575,604)	(6,118)	(18)
USD/JPY	06/19/2013	RBS	JPY	(40,471)	(430)	(2)
USD/JPY	06/19/2013	RBS	JPY	(96,817)	(1,029)	(1)
USD/KRW	06/19/2013	RBS	KRW	(2,800,000)	(2,506)	2
USD/KRW	06/19/2013	GCI	KRW	(2,400,000)	(2,148)	(11)
USD/KRW	06/19/2013	RBS	KRW	(500,000)	(448)	—
USD/KRW	06/19/2013	RBS	KRW	(700,000)	(627)	1
USD/MXN	06/19/2013	RBS	MXN	(6,000)	(482)	(17)
USD/MXN	06/19/2013	RBS	MXN	(2,000)	(161)	(6)
USD/MYR	06/19/2013	RBS	MYR	(600)	(193)	—
USD/MYR	06/19/2013	RBS	MYR	(14,900)	(4,786)	(23)
USD/MYR	06/19/2013	RBS	MYR	(3,000)	(964)	(4)
USD/MYR	06/19/2013	RBS	MYR	(300)	(96)	—
USD/MYR	06/19/2013	RBS	MYR	(1,400)	(450)	(3)
USD/MYR	06/19/2013	RBS	MYR	(10,000)	(3,212)	(27)
USD/MYR	06/19/2013	GCI	MYR	(5,100)	(1,638)	(17)
USD/NOK	06/19/2013	RBS	NOK	(3,887)	(663)	9
USD/NOK	06/19/2013	RBS	NOK	(30,335)	(5,178)	91
USD/NOK	06/19/2013	RBS	NOK	(15,976)	(2,727)	39
USD/NOK	06/19/2013	RBS	NOK	(55,186)	(9,419)	76
USD/NOK	06/19/2013	RBS	NOK	(24,502)	(4,182)	19
USD/NOK	06/19/2013	GCI	NOK	(89,597)	(15,293)	28
USD/NOK	06/19/2013	RBS	NOK	(6,442)	(1,100)	(2)
USD/NOK	06/19/2013	RBS	NOK	(11,346)	(1,937)	—
USD/NOK	06/19/2013	RBS	NOK	(10,413)	(1,777)	10
USD/NOK	06/19/2013	RBS	NOK	(2,877)	(491)	1
USD/NZD	06/19/2013	RBS	NZD	(11,684)	(9,725)	(201)
USD/NZD	06/19/2013	RBS	NZD	(8,073)	(6,719)	(110)
USD/NZD	06/19/2013	RBS	NZD	(9,982)	(8,308)	(118)
USD/NZD	06/19/2013	RBS	NZD	(5,435)	(4,524)	(105)
USD/NZD	06/19/2013	RBS	NZD	(12,270)	(10,212)	(192)
USD/NZD	06/19/2013	RBS	NZD	(13,600)	(11,319)	(182)
USD/PLN	06/19/2013	RBS	PLN	(1,400)	(450)	(1)
USD/PLN	06/19/2013	RBS	PLN	(5,300)	(1,617)	7
USD/PLN	06/19/2013	RBS	PLN	(3,700)	(1,129)	18
USD/SGD	06/19/2013	RBS	SGD	(200)	(161)	1
USD/SGD	06/19/2013	RBS	SGD	(700)	(564)	(2)
USD/SGD	06/19/2013	RBS	SGD	(3,300)	(2,661)	(8)
USD/SGD	06/19/2013	RBS	SGD	(1,300)	(1,048)	(7)
USD/SGD	06/19/2013	RBS	SGD	(200)	(161)	(1)
USD/SGD	06/19/2013	RBS	SGD	(1,200)	(968)	(5)
USD/SGD	06/19/2013	RBS	SGD	(100)	(81)	(1)
USD/SGD	06/19/2013	RBS	SGD	(700)	(564)	(4)
USD/SGD	06/19/2013	RBS	SGD	(1,200)	(968)	(7)
USD/SGD	06/19/2013	RBS	SGD	(3,000)	(2,419)	(18)
USD/SGD	06/19/2013	GCI	SGD	(800)	(645)	(6)
USD/TWD	06/19/2013	RBS	TWD	(61,000)	(2,043)	21
USD/TWD	06/19/2013	RBS	TWD	(307,000)	(10,284)	88
USD/TWD	06/19/2013	RBS	TWD	(13,000)	(435)	4
USD/TWD	06/19/2013	RBS	TWD	(30,000)	(1,005)	8
USD/TWD	06/19/2013	RBS	TWD	(39,000)	(1,306)	12
USD/TWD	06/19/2013	RBS	TWD	(7,000)	(234)	2
USD/TWD	06/19/2013	RBS	TWD	(2,000)	(67)	1

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund (continued)

USD/TWD	06/19/2013	RBS	TWD	(18,000)	$(603)	$4
USD/TWD	06/19/2013	RBS	TWD	(68,000)	(2,278)	13
USD/ZAR	06/19/2013	RBS	ZAR	(7,000)	(753)	9
USD/ZAR	06/19/2013	RBS	ZAR	(85,500)	(9,200)	98
USD/ZAR	06/19/2013	RBS	ZAR	(28,000)	(3,013)	43
USD/ZAR	06/19/2013	RBS	ZAR	(15,000)	(1,614)	11
USD/ZAR	06/19/2013	RBS	ZAR	(22,000)	(2,367)	6
USD/ZAR	06/19/2013	RBS	ZAR	(10,000)	(1,076)	7
USD/ZAR	06/19/2013	RBS	ZAR	(3,000)	(323)	(1)
USD/ZAR	06/19/2013	RBS	ZAR	(12,000)	(1,291)	1
USD/ZAR	06/19/2013	RBS	ZAR	(12,000)	(1,291)	(9)
USD/ZAR	06/19/2013	RBS	ZAR	(10,000)	(1,076)	(1)
USD/ZAR	06/19/2013	RBS	ZAR	(25,000)	(2,690)	(9)
USD/ZAR	06/19/2013	GCI	ZAR	(6,000)	(646)	(2)
USD/ZAR	06/19/2013	RBS	ZAR	(17,000)	(1,829)	(35)
USD/ZAR	06/19/2013	RBS	ZAR	(2,000)	(215)	(3)
USD/ZAR	06/19/2013	RBS	ZAR	(10,000)	(1,076)	(7)
USD/ZAR	06/19/2013	RBS	ZAR	(5,000)	(538)	(4)
					$(64,593)	$(1,493)

JNL/BlackRock Global Allocation Fund

CAD/USD	04/11/2013	CSI	CAD	4,648	$4,575	$74
EUR/JPY	04/04/2013	BOA	JPY	(402,947)	(4,281)	(208)
EUR/JPY	04/11/2013	MSC	JPY	(379,077)	(4,027)	(51)
EUR/JPY	04/19/2013	GSC	JPY	(391,664)	(4,161)	(51)
EUR/JPY	04/26/2013	BNP	JPY	(377,305)	(4,009)	(32)
EUR/JPY	04/26/2013	BCL	JPY	(389,922)	(4,143)	(32)
EUR/USD	04/11/2013	MSC	EUR	4,358	5,587	(77)
EUR/USD	04/18/2013	CSI	EUR	4,342	5,566	(76)
EUR/USD	04/19/2013	GSC	EUR	2,179	2,793	(39)
EUR/USD	04/25/2013	BNP	EUR	3,495	4,481	(58)
EUR/USD	04/26/2013	DUB	EUR	3,396	4,354	(74)
EUR/USD	05/02/2013	UBS	EUR	2,523	3,235	(58)
EUR/USD	05/02/2013	DUB	EUR	5,187	6,651	(129)
EUR/USD	05/02/2013	UBS	EUR	4,814	6,172	(54)
EUR/USD	05/03/2013	BCL	EUR	3,330	4,269	(42)
EUR/USD	05/03/2013	CSI	EUR	5,567	7,138	(71)
EUR/USD	05/03/2013	BNP	EUR	3,330	4,270	(45)
EUR/USD	05/03/2013	GSC	EUR	3,334	4,274	(43)
JPY/USD	04/11/2013	DUB	JPY	83,056	882	(18)
USD/AUD	05/02/2013	CSI	AUD	(4,355)	(4,524)	(22)
USD/BRL	04/12/2013	DUB	BRL	(6,984)	(3,452)	65
USD/GBP	04/05/2013	DUB	GBP	(4,049)	(6,152)	145
USD/GBP	04/19/2013	GSC	GBP	(893)	(1,357)	(6)
USD/GBP	04/19/2013	DUB	GBP	(330)	(502)	(2)
USD/GBP	04/19/2013	DUB	GBP	(3,038)	(4,616)	6
USD/GBP	05/10/2013	JPM	GBP	(1,957)	(2,972)	(9)
USD/JPY	04/04/2013	UBS	JPY	(528,993)	(5,620)	54
USD/JPY	04/04/2013	BOA	JPY	(403,210)	(4,283)	34
USD/JPY	04/05/2013	BNP	JPY	(403,344)	(4,285)	32
USD/JPY	04/05/2013	BCL	JPY	(409,516)	(4,350)	32
USD/JPY	04/05/2013	DUB	JPY	(325,970)	(3,463)	42
USD/JPY	04/11/2013	DUB	JPY	(774,711)	(8,230)	68
USD/JPY	04/11/2013	BOA	JPY	(403,691)	(4,289)	28
USD/JPY	04/11/2013	JPM	JPY	(403,173)	(4,283)	34
USD/JPY	04/11/2013	JPM	JPY	(174,743)	(1,856)	(7)
USD/JPY	04/12/2013	UBS	JPY	(573,357)	(6,091)	50
USD/JPY	04/12/2013	MSC	JPY	(403,605)	(4,288)	29
USD/JPY	04/12/2013	GSC	JPY	(403,467)	(4,286)	31
USD/JPY	04/18/2013	BNP	JPY	(404,643)	(4,299)	47
USD/JPY	04/18/2013	CSI	JPY	(409,602)	(4,352)	36
USD/JPY	04/18/2013	MSC	JPY	(388,297)	(4,125)	19
USD/JPY	04/25/2013	GSC	JPY	(402,424)	(4,276)	124
USD/JPY	04/25/2013	CSI	JPY	(146,664)	(1,558)	36
USD/JPY	04/25/2013	BNP	JPY	(391,788)	(4,163)	101
USD/JPY	04/26/2013	GSC	JPY	(403,691)	(4,289)	103
USD/JPY	05/02/2013	JPM	JPY	(438,074)	(4,655)	(62)
USD/JPY	05/10/2013	BCL	JPY	(637,435)	(6,773)	(100)
USD/JPY	05/10/2013	JPM	JPY	(402,178)	(4,273)	(15)
USD/JPY	05/10/2013	GSC	JPY	(401,277)	(4,264)	(16)
USD/JPY	05/13/2013	UBS	JPY	(420,000)	(4,463)	28
USD/JPY	06/20/2013	BCL	JPY	(350,000)	(3,720)	211
USD/JPY	09/10/2013	DUB	JPY	(540,000)	(5,744)	(114)
USD/MXN	04/04/2013	DUB	MXN	(69,973)	(5,664)	(252)
USD/MXN	08/22/2013	CSI	MXN	(22,679)	(1,812)	(14)
USD/MXN	09/05/2013	CSI	MXN	(22,978)	(1,834)	(14)
USD/MXN	09/19/2013	CSI	MXN	(22,800)	(1,817)	(14)
USD/MXN	09/19/2013	CSI	MXN	(37,975)	(3,027)	(23)
USD/TRY	05/15/2013	CSI	TRY	(1,473)	(810)	(10)
USD/TRY	05/15/2013	CSI	TRY	(2,915)	(1,602)	(15)
USD/TRY	07/17/2013	BCL	TRY	(2,088)	(1,138)	17
USD/TRY	09/11/2013	UBS	TRY	(1,900)	(1,028)	(6)
					$(114,959)	$(413)

JNL/Capital Guardian Global Balanced Fund

EUR/GBP	04/09/2013	BOA	GBP	(495)	$(752)	$(25)
EUR/GBP	04/09/2013	JPM	GBP	(280)	(425)	(14)
EUR/SEK	04/04/2013	UBS	SEK	(2,300)	(353)	(4)
EUR/USD	04/08/2013	BOA	EUR	1,000	1,282	(18)
EUR/USD	04/22/2013	JPM	EUR	271	347	(3)
EUR/USD	04/26/2013	JPM	EUR	124	160	(1)
JPY/EUR	04/09/2013	BNY	EUR	(190)	(244)	7
JPY/EUR	04/15/2013	UBS	EUR	(300)	(385)	12
JPY/EUR	04/19/2013	JPM	EUR	(400)	(513)	18
JPY/EUR	04/19/2013	BNY	EUR	(184)	(236)	8
JPY/EUR	04/26/2013	BNY	EUR	(120)	(154)	1
JPY/GBP	04/08/2013	UBS	GBP	(250)	(380)	(5)
JPY/GBP	04/19/2013	UBS	GBP	(420)	(638)	6
JPY/USD	04/04/2013	JPM	JPY	32,351	344	(6)
JPY/USD	04/09/2013	BOA	JPY	81,302	864	7
JPY/USD	04/09/2013	BNY	JPY	124,050	1,318	23
JPY/USD	04/19/2013	BNY	JPY	23,497	250	3
RUB/USD	04/08/2013	JPM	RUB	10,925	351	(2)
USD/AUD	04/09/2013	JPM	AUD	(650)	(676)	(10)
USD/BRL	04/26/2013	UBS	BRL	(2,432)	(1,200)	2
USD/EUR	04/04/2013	JPM	EUR	(290)	(372)	9
USD/EUR	04/22/2013	JPM	EUR	(74)	(95)	1
USD/EUR	04/26/2013	BOA	EUR	(500)	(641)	2
USD/GBP	04/26/2013	BNY	GBP	(210)	(319)	(1)
USD/JPY	04/15/2013	UBS	JPY	(467,619)	(4,968)	(104)
USD/JPY	04/22/2013	BNY	JPY	(274,769)	(2,919)	(24)
USD/KRW	04/26/2013	CIT	KRW	(368,000)	(330)	(2)
USD/MXN	04/08/2013	BOA	MXN	(11,425)	(925)	(31)
USD/MXN	04/30/2013	BOA	MXN	(6,114)	(494)	(1)
USD/PLN	04/08/2013	BOA	PLN	(2,675)	(821)	15
USD/RUB	04/08/2013	JPM	RUB	(10,925)	(351)	3
USD/RUB	04/08/2013	UBS	RUB	(10,150)	(326)	—
					$(13,601)	$(134)

JNL/Franklin Templeton Global Multisector Bond Fund

AUD/USD	12/17/2013	MSC	AUD	12,189	$12,445	$(80)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Franklin Templeton Global Multisector Bond Fund (continued)

CLP/USD	05/06/2013	DUB	CLP	2,285,890	$4,824	$284
CLP/USD	09/16/2013	JPM	CLP	2,796,030	5,797	157
CLP/USD	10/24/2013	DUB	CLP	6,542,795	13,502	402
CLP/USD	12/17/2013	DUB	CLP	7,506,474	15,391	255
GHS/USD	04/15/2013	BCL	GHS	210	108	—
GHS/USD	04/15/2013	BCL	GHS	210	108	—
GHS/USD	04/19/2013	BCL	GHS	210	107	—
GHS/USD	04/19/2013	BCL	GHS	210	107	1
GHS/USD	04/29/2013	JPM	GHS	380	194	—
GHS/USD	04/30/2013	JPM	GHS	220	112	—
HUF/EUR	09/23/2013	JPM	EUR	(2,350)	(3,016)	7
HUF/EUR	09/25/2013	JPM	EUR	(1,880)	(2,413)	7
HUF/EUR	03/19/2014	DUB	EUR	(4,699)	(6,044)	31
HUF/EUR	03/19/2014	JPM	EUR	(1,410)	(1,813)	7
HUF/EUR	03/20/2014	JPM	EUR	(2,350)	(3,022)	24
HUF/EUR	03/21/2014	JPM	EUR	(2,350)	(3,022)	7
INR/USD	06/18/2013	JPM	INR	527,153	9,544	33
KRW/USD	05/06/2013	JPM	KRW	4,162,521	3,734	104
KRW/USD	06/17/2013	JPM	KRW	8,201,200	7,341	(255)
MXN/USD	04/23/2013	CIT	MXN	7,438	601	34
MXN/USD	07/15/2013	CIT	MXN	36,459	2,923	105
MXN/USD	09/13/2013	CIT	MXN	147,554	11,766	766
MXN/USD	10/11/2013	DUB	MXN	91,472	7,276	395
MXN/USD	10/21/2013	DUB	MXN	23,533	1,870	97
MXN/USD	10/22/2013	DUB	MXN	21,637	1,719	94
MXN/USD	10/23/2013	CIT	MXN	7,580	602	35
MXN/USD	10/24/2013	CIT	MXN	68,072	5,408	308
MXN/USD	12/05/2013	DUB	MXN	84,719	6,705	384
MXN/USD	02/18/2014	DUB	MXN	42,108	3,310	102
MXN/USD	02/25/2014	DUB	MXN	33,800	2,656	94
MXN/USD	02/28/2014	CIT	MXN	40,990	3,220	121
MXN/USD	03/10/2014	HSB	MXN	37,669	2,956	89
MYR/USD	05/06/2013	JPM	MYR	32,395	10,436	(104)
MYR/USD	10/01/2013	HSB	MYR	25,332	8,083	(22)
MYR/USD	10/24/2013	HSB	MYR	4,831	1,540	(18)
MYR/USD	10/25/2013	JPM	MYR	4,768	1,520	(20)
NOK/EUR	06/17/2013	DUB	EUR	(9,470)	(12,146)	(171)
PLN/EUR	05/07/2013	DUB	EUR	(8,930)	(11,450)	417
PLN/EUR	06/05/2013	DUB	EUR	(4,510)	(5,784)	543
PLN/EUR	10/24/2013	DUB	EUR	(22,940)	(29,457)	107
PLN/EUR	12/17/2013	DUB	EUR	(8,880)	(11,409)	(104)
SEK/EUR	05/06/2013	DUB	EUR	(6,492)	(8,324)	661
SEK/EUR	09/16/2013	DUB	EUR	(15,900)	(20,409)	452
SEK/EUR	10/24/2013	DUB	EUR	(3,100)	(3,981)	149
SEK/EUR	12/17/2013	DUB	EUR	(22,444)	(28,838)	1,343
SGD/USD	05/06/2013	DUB	SGD	5,813	4,687	(33)
SGD/USD	06/19/2013	JPM	SGD	21,320	17,192	(268)
SGD/USD	09/18/2013	BCL	SGD	3,552	2,865	26
SGD/USD	03/11/2014	CIT	SGD	3,494	2,820	13
SGD/USD	03/14/2014	DUB	SGD	13,262	10,704	71
USD/EUR	04/02/2013	DUB	EUR	(232)	(297)	11
USD/EUR	04/02/2013	DUB	EUR	(291)	(372)	16
USD/EUR	04/05/2013	BCL	EUR	(820)	(1,051)	43
USD/EUR	04/11/2013	DUB	EUR	(818)	(1,049)	24
USD/EUR	04/16/2013	HSB	EUR	(874)	(1,121)	36
USD/EUR	04/19/2013	BCL	EUR	(807)	(1,034)	27
USD/EUR	04/23/2013	JPM	EUR	(224)	(287)	9
USD/EUR	04/30/2013	BCL	EUR	(2,434)	(3,121)	113
USD/EUR	05/21/2013	DUB	EUR	(5,730)	(7,348)	(7)
USD/EUR	06/05/2013	DUB	EUR	(6,342)	(8,133)	(237)
USD/EUR	06/06/2013	BCL	EUR	(1,689)	(2,167)	(53)
USD/EUR	06/20/2013	BCL	EUR	(862)	(1,106)	(15)
USD/EUR	07/03/2013	DUB	EUR	(1,985)	(2,547)	(15)
USD/EUR	07/23/2013	DUB	EUR	(96)	(123)	(5)
USD/EUR	07/26/2013	DUB	EUR	(95)	(122)	(7)
USD/EUR	07/31/2013	DUB	EUR	(786)	(1,008)	(31)
USD/EUR	07/31/2013	FRK	EUR	(786)	(1,008)	(33)
USD/EUR	08/01/2013	UBS	EUR	(786)	(1,008)	(41)
USD/EUR	08/01/2013	DUB	EUR	(988)	(1,268)	(51)
USD/EUR	08/02/2013	HSB	EUR	(786)	(1,009)	(36)
USD/EUR	08/05/2013	BCL	EUR	(786)	(1,009)	59
USD/EUR	08/09/2013	DUB	EUR	(509)	(653)	(18)
USD/EUR	08/13/2013	DUB	EUR	(155)	(198)	(7)
USD/EUR	08/28/2013	DUB	EUR	(200)	(257)	(4)
USD/EUR	08/30/2013	DUB	EUR	(460)	(590)	(12)
USD/EUR	08/30/2013	DUB	EUR	(5,120)	(6,571)	(126)
USD/EUR	09/04/2013	DUB	EUR	(201)	(258)	(4)
USD/EUR	09/10/2013	BCL	EUR	(12,180)	(15,633)	(173)
USD/EUR	09/13/2013	DUB	EUR	(12,268)	(15,747)	69
USD/EUR	09/13/2013	FRK	EUR	(11,173)	(14,342)	86
USD/EUR	09/16/2013	DUB	EUR	(5,087)	(6,530)	56
USD/EUR	09/16/2013	BCL	EUR	(2,296)	(2,947)	25
USD/EUR	10/15/2013	DUB	EUR	(6,400)	(8,217)	60
USD/EUR	10/25/2013	BCL	EUR	(14,200)	(18,234)	231
USD/EUR	11/08/2013	DUB	EUR	(305)	(392)	1
USD/EUR	11/14/2013	DUB	EUR	(800)	(1,028)	23
USD/EUR	12/17/2013	DUB	EUR	(45,040)	(57,871)	1,206
USD/EUR	12/20/2013	DUB	EUR	(815)	(1,047)	35
USD/EUR	01/16/2014	DUB	EUR	(372)	(478)	18
USD/EUR	03/03/2014	DUB	EUR	(65)	(84)	2
USD/EUR	03/07/2014	BCL	EUR	(534)	(687)	12
USD/EUR	03/10/2014	BCL	EUR	(1,285)	(1,653)	21
USD/EUR	03/10/2014	CIT	EUR	(3,541)	(4,554)	72
USD/EUR	03/17/2014	BCL	EUR	(448)	(576)	7
USD/EUR	03/18/2014	CIT	EUR	(317)	(407)	4
USD/EUR	03/20/2014	DUB	EUR	(700)	(900)	11
USD/EUR	03/20/2014	DUB	EUR	(600)	(772)	3
USD/EUR	03/21/2014	BCL	EUR	(281)	(362)	3
USD/EUR	03/26/2014	CIT	EUR	(643)	(827)	9
USD/EUR	03/31/2014	DUB	EUR	(164)	(211)	1
USD/JPY	05/08/2013	BCL	JPY	(1,983,808)	(21,079)	3,811
USD/JPY	08/13/2013	CIT	JPY	(725,210)	(7,712)	1,440
USD/JPY	08/30/2013	JPM	JPY	(861,218)	(9,160)	1,840
USD/JPY	09/17/2013	BCL	JPY	(1,629,138)	(17,331)	3,669
USD/JPY	09/18/2013	BCL	JPY	(906,703)	(9,646)	1,979
USD/JPY	10/18/2013	JPM	JPY	(703,680)	(7,489)	506
USD/JPY	11/12/2013	CIT	JPY	(728,533)	(7,756)	1,397
USD/JPY	11/13/2013	CIT	JPY	(726,824)	(7,738)	1,415
USD/JPY	11/13/2013	DUB	EUR	(769,159)	(8,189)	1,526
USD/JPY	11/13/2013	FRK	JPY	(611,520)	(6,510)	1,248
USD/JPY	01/17/2014	JPM	JPY	(745,120)	(7,940)	475
USD/JPY	01/17/2014	DUB	JPY	(410,300)	(4,372)	256
USD/JPY	02/12/2014	HSB	JPY	(589,460)	(6,284)	53
USD/JPY	02/12/2014	JPM	JPY	(589,145)	(6,281)	57
USD/JPY	02/13/2014	FRK	JPY	(391,010)	(4,168)	57
USD/JPY	02/13/2014	CIT	JPY	(780,830)	(8,324)	126
USD/JPY	02/18/2014	FRK	CLP	(391,200)	(4,171)	54
USD/JPY	02/19/2014	CIT	CAD	(389,960)	(4,158)	67
USD/JPY	02/19/2014	GSC	JPY	(391,640)	(4,176)	49
USD/JPY	03/19/2014	CIT	JPY	(816,260)	(8,706)	(109)
USD/JPY	02/27/2014	BCL	EUR	(390,740)	(4,166)	58
USD/JPY	03/24/2014	DUB	JPY	(405,843)	(4,329)	(30)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Franklin Templeton Global Multisector Bond Fund (continued)

USD/JPY	03/24/2014	BCL	JPY	(414,600)	$(4,423)	$(40)
USD/JPY	02/25/2014	BCL	MYR	(195,560)	(2,085)	27
USD/JPY	02/27/2014	DUB	SGD	(130,803)	(1,395)	34
UYU/USD	03/06/2014	CIT	UYU	13,180	700	60
					$(342,057)	$28,093

JNL/Franklin Templeton Mutual Shares Fund

CHF/USD	08/12/2013	CSI	CHF	11	$11	$—
EUR/USD	05/17/2013	DUB	EUR	74	95	(6)
EUR/USD	05/17/2013	CSI	EUR	59	76	(4)
EUR/USD	05/17/2013	CSI	EUR	140	180	(8)
EUR/USD	05/17/2013	BOA	EUR	123	157	(7)
EUR/USD	05/17/2013	DUB	EUR	149	190	(10)
EUR/USD	05/17/2013	HSB	EUR	131	168	(7)
EUR/USD	05/17/2013	DUB	EUR	312	401	(16)
EUR/USD	05/17/2013	BOA	EUR	404	518	(22)
EUR/USD	05/17/2013	BOA	EUR	235	302	(13)
EUR/USD	05/17/2013	CSI	EUR	56	72	(2)
EUR/USD	05/17/2013	DUB	EUR	153	197	(6)
EUR/USD	05/17/2013	CSI	EUR	170	218	(6)
EUR/USD	05/17/2013	DUB	EUR	341	438	(12)
EUR/USD	05/17/2013	BOA	EUR	92	118	(2)
EUR/USD	05/17/2013	DUB	EUR	130	167	(1)
EUR/USD	05/17/2013	DUB	EUR	140	180	(2)
EUR/USD	05/17/2013	DUB	EUR	354	454	1
EUR/USD	05/17/2013	HSB	EUR	57	73	—
EUR/USD	05/17/2013	BOA	EUR	167	214	1
EUR/USD	05/17/2013	DUB	EUR	57	73	—
EUR/USD	05/17/2013	CSI	EUR	57	74	—
JPY/USD	04/22/2013	HSB	JPY	2,845	30	(6)
JPY/USD	04/22/2013	DUB	JPY	3,714	39	(7)
JPY/USD	04/22/2013	BOA	JPY	2,766	29	(4)
JPY/USD	04/22/2013	CSI	JPY	1,274	14	(2)
JPY/USD	04/22/2013	BOA	JPY	1,170	12	(2)
JPY/USD	04/22/2013	BOA	JPY	9,416	100	(14)
JPY/USD	04/22/2013	DUB	JPY	2,100	22	(2)
JPY/USD	04/22/2013	DUB	JPY	4,580	49	(4)
JPY/USD	04/22/2013	HSB	JPY	6,469	69	(2)
JPY/USD	04/22/2013	HSB	JPY	4,411	47	—
JPY/USD	04/22/2013	CSI	JPY	4,999	53	—
USD/CHF	08/12/2013	CSI	CHF	(55)	(58)	2
USD/CHF	08/12/2013	DUB	CHF	(55)	(58)	2
USD/CHF	08/12/2013	CSI	CHF	(8)	(9)	—
USD/EUR	05/17/2013	BOA	EUR	(7,939)	(10,180)	420
USD/EUR	05/17/2013	CSI	EUR	(7,939)	(10,180)	417
USD/EUR	07/17/2013	BCL	EUR	(14,749)	(18,921)	774
USD/EUR	07/17/2013	CSI	EUR	(46)	(58)	3
USD/EUR	07/17/2013	SSB	EUR	(330)	(424)	21
USD/EUR	07/17/2013	HSB	EUR	(21)	(27)	1
USD/EUR	07/17/2013	BOA	EUR	(42)	(54)	3
USD/EUR	07/17/2013	DUB	EUR	(46)	(58)	3
USD/EUR	07/17/2013	CSI	EUR	(57)	(74)	4
USD/GBP	08/19/2013	CSI	GBP	(28,096)	(42,663)	829
USD/GBP	08/19/2013	BOA	GBP	(14,168)	(21,515)	446
USD/GBP	08/19/2013	CSI	GBP	(294)	(446)	(3)
USD/GBP	08/19/2013	HSB	GBP	(179)	(272)	(1)
USD/GBP	08/19/2013	CSI	GBP	(89)	(136)	—
USD/GBP	08/19/2013	BOA	GBP	(198)	(300)	(3)
USD/GBP	08/19/2013	BOA	GBP	(196)	(297)	(3)
USD/GBP	08/19/2013	BOA	GBP	(345)	(524)	(4)
USD/GBP	08/19/2013	CSI	GBP	(74)	(112)	(1)
USD/GBP	08/19/2013	HSB	GBP	(86)	(131)	(1)
USD/GBP	08/19/2013	CSI	GBP	(184)	(280)	(2)
USD/GBP	08/19/2013	DUB	GBP	(88)	(134)	(1)
USD/GBP	08/19/2013	HSB	GBP	(142)	(215)	(2)
USD/GBP	08/19/2013	BOA	GBP	(134)	(203)	(3)
USD/GBP	08/19/2013	BCL	GBP	(145)	(220)	(4)
USD/GBP	08/19/2013	BOA	GBP	(217)	(330)	(6)
USD/GBP	08/19/2013	CSI	GBP	(290)	(440)	(8)
USD/GBP	08/19/2013	HSB	GBP	(290)	(440)	(8)
USD/GBP	08/19/2013	CSI	GBP	(69)	(106)	(2)
USD/GBP	08/19/2013	DUB	GBP	(69)	(106)	(2)
USD/GBP	08/19/2013	BOA	GBP	(122)	(185)	(2)
USD/GBP	08/19/2013	CSI	GBP	(122)	(185)	(2)
USD/GBP	08/19/2013	BCL	GBP	(87)	(132)	(1)
USD/GBP	08/19/2013	BOA	GBP	(180)	(273)	(1)
USD/GBP	08/19/2013	DUB	GBP	(113)	(172)	—
USD/GBP	08/19/2013	HSB	GBP	(147)	(223)	1
USD/GBP	08/19/2013	BOA	GBP	(202)	(306)	—
USD/GBP	08/19/2013	DUB	GBP	(87)	(133)	—
USD/JPY	04/22/2013	CSI	JPY	(4,460)	(47)	2
USD/JPY	04/22/2013	DUB	JPY	(4,165)	(44)	2
USD/JPY	04/22/2013	HSB	JPY	(3,823)	(41)	1
USD/JPY	04/22/2013	BOA	JPY	(7,156)	(76)	(1)
USD/JPY	04/22/2013	CSI	JPY	(6,329)	(67)	(2)
USD/JPY	04/22/2013	CSI	JPY	(6,118)	(65)	(1)
USD/JPY	04/22/2013	HSB	JPY	(84,151)	(894)	169
USD/JPY	04/22/2013	HSB	JPY	(5,768)	(61)	10
USD/JPY	04/22/2013	DUB	JPY	(17,518)	(186)	28
USD/JPY	04/22/2013	DUB	JPY	(5,700)	(61)	6
					$(107,282)	$2,915

JNL/Goldman Sachs Core Plus Bond Fund

AUD/CHF	06/19/2013	UBS	CHF	(1,410)	$(1,486)	$—
AUD/USD	05/09/2013	DUB	AUD	118	122	(1)
AUD/USD	06/19/2013	CIT	AUD	2,872	2,973	21
AUD/USD	06/19/2013	WBC	AUD	2,864	2,964	14
BRL/USD	04/05/2013	DUB	BRL	2,919	1,444	(30)
BRL/USD	04/05/2013	JPM	BRL	4,549	2,251	(36)
BRL/USD	04/05/2013	DUB	BRL	2,948	1,459	(1)
BRL/USD	04/12/2013	MSC	BRL	5,813	2,874	(93)
BRL/USD	04/29/2013	BCL	BRL	3,009	1,485	(2)
CAD/USD	06/19/2013	RBC	CAD	1,521	1,495	8
CAD/USD	06/19/2013	RBC	CAD	1,523	1,497	9
CAD/USD	06/19/2013	RBC	CAD	1,523	1,497	8
CAD/USD	06/19/2013	RBC	CAD	3,032	2,979	5
CHF/EUR	06/19/2013	CSI	EUR	(1,150)	(1,475)	5
CHF/EUR	06/19/2013	CSI	EUR	(1,151)	(1,476)	9
CHF/USD	06/19/2013	UBS	CHF	2,103	2,218	(14)
CHF/USD	06/19/2013	CSI	CHF	1,407	1,483	(4)
CHF/USD	06/19/2013	RBS	CHF	2,339	2,466	(2)
CLP/USD	04/05/2013	CSI	CLP	699,226	1,482	2
CLP/USD	04/05/2013	BCL	CLP	319,611	678	2
CNY/USD	08/22/2013	BCL	CNY	37,303	5,957	34
CNY/USD	08/22/2013	RBS	CNY	28,730	4,588	13
CZK/EUR	06/19/2013	BOA	EUR	(577)	(740)	1
EUR/CHF	06/19/2013	UBS	CHF	(2,816)	(2,970)	(14)
EUR/GBP	06/19/2013	CIT	GBP	(2,174)	(3,301)	(76)
EUR/HUF	06/19/2013	HSB	HUF	(173,556)	(724)	7
EUR/HUF	06/19/2013	BOA	HUF	(356,911)	(1,490)	(14)
EUR/MXN	06/19/2013	SSB	MXN	(37,093)	(2,981)	(18)
EUR/NOK	06/19/2013	SSB	NOK	(23,450)	(4,002)	(19)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Core Plus Bond Fund (continued)

EUR/PLN	06/19/2013	BNP	PLN	(7,285)	$(2,223)	$(5)
EUR/PLN	06/19/2013	DUB	PLN	(4,848)	(1,479)	2
EUR/PLN	06/19/2013	BOA	PLN	(4,867)	(1,485)	(3)
EUR/SEK	06/19/2013	MSC	SEK	(9,677)	(1,483)	9
EUR/USD	06/19/2013	CSI	EUR	2,271	2,913	(51)
EUR/USD	06/19/2013	CGM	EUR	1,140	1,462	(25)
EUR/USD	06/19/2013	DUB	EUR	2,277	2,920	(56)
EUR/USD	06/19/2013	JPM	EUR	1,138	1,460	(29)
EUR/USD	06/19/2013	SSB	EUR	8,147	10,449	(205)
EUR/USD	06/19/2013	BCL	EUR	1,734	2,224	(13)
EUR/USD	06/19/2013	RBS	EUR	578	741	(3)
EUR/USD	06/19/2013	CGM	EUR	2,306	2,958	(21)
EUR/USD	06/19/2013	BOA	EUR	2,327	2,985	9
GBP/USD	06/19/2013	CGM	GBP	495	752	8
GBP/USD	06/19/2013	RBS	GBP	986	1,498	11
GBP/USD	06/19/2013	CGM	GBP	492	747	3
GBP/USD	06/19/2013	RBS	GBP	1,958	2,974	(2)
HUF/EUR	06/19/2013	DUB	EUR	(1,144)	(1,467)	6
ILS/USD	06/19/2013	JPM	ILS	11,063	3,033	36
ILS/USD	06/19/2013	BOA	ILS	5,496	1,507	19
ILS/USD	06/19/2013	DUB	ILS	5,476	1,501	12
ILS/USD	06/19/2013	BOA	ILS	5,424	1,487	—
INR/USD	04/02/2013	SCB	INR	161,814	2,977	(4)
INR/USD	04/02/2013	DUB	INR	22,632	416	(1)
INR/USD	04/02/2013	CSI	INR	93,459	1,720	5
INR/USD	04/12/2013	JPM	INR	81,716	1,500	13
INR/USD	04/26/2013	RBS	INR	205,399	3,760	(1)
INR/USD	05/06/2013	CSI	INR	115,601	2,112	2
JPY/USD	04/11/2013	DUB	JPY	1,345,180	14,291	(99)
JPY/USD	06/19/2013	BCL	JPY	141,152	1,500	12
JPY/USD	06/19/2013	CGM	JPY	210,953	2,242	10
JPY/USD	06/19/2013	MSC	JPY	282,521	3,003	27
JPY/USD	06/19/2013	MSC	JPY	840,939	8,938	16
KRW/USD	04/05/2013	WBC	KRW	1,648,200	1,481	(6)
KRW/USD	04/05/2013	CGM	KRW	3,311,032	2,975	(1)
KRW/USD	04/08/2013	CGM	KRW	1,614,331	1,450	(38)
KRW/USD	04/15/2013	HSB	KRW	1,657,186	1,488	—
KRW/USD	04/15/2013	BCL	KRW	1,713,637	1,539	(7)
KRW/USD	04/29/2013	BCL	KRW	3,310,291	2,971	(3)
MXN/USD	06/19/2013	SSB	MXN	37,492	3,013	50
MXN/USD	06/19/2013	MSC	MXN	18,606	1,495	15
MXN/USD	06/19/2013	DUB	MXN	128,172	10,300	97
MXN/USD	06/19/2013	SSB	MXN	18,571	1,492	4
NOK/EUR	06/19/2013	HSB	EUR	(575)	(737)	5
NOK/EUR	06/19/2013	CGM	EUR	(575)	(737)	8
NOK/EUR	06/19/2013	HSB	EUR	(1,732)	(2,221)	12
NOK/EUR	06/19/2013	SSB	EUR	(2,318)	(2,973)	(8)
NZD/AUD	06/19/2013	WBC	AUD	(1,418)	(1,468)	8
NZD/USD	06/19/2013	DUB	NZD	654	544	12
NZD/USD	06/19/2013	WBC	NZD	894	744	4
NZD/USD	06/19/2013	DUB	NZD	893	743	5
NZD/USD	06/19/2013	WBC	NZD	1,779	1,481	2
PHP/USD	04/10/2013	CGM	PHP	3,516	86	—
PHP/USD	04/15/2013	CGM	PHP	120,498	2,954	(19)
PHP/USD	04/24/2013	DUB	PHP	150,434	3,688	(9)
PLN/USD	06/19/2013	DUB	PLN	6,820	2,081	(34)
RUB/USD	04/04/2013	DUB	RUB	44,967	1,445	(15)
RUB/USD	04/04/2013	CGM	RUB	13,495	434	(4)
RUB/USD	04/04/2013	CSI	RUB	14,588	469	(2)
RUB/USD	04/08/2013	UBS	RUB	45,890	1,474	(14)
RUB/USD	04/08/2013	JPM	RUB	152,675	4,904	(25)
RUB/USD	04/17/2013	CGM	RUB	69,858	2,240	(67)
RUB/USD	04/17/2013	CGM	RUB	27,851	893	(23)
RUB/USD	04/17/2013	CGM	RUB	21,563	692	(19)
RUB/USD	04/22/2013	CSI	RUB	92,643	2,969	(11)
RUB/USD	05/08/2013	CGM	RUB	50,080	1,600	(9)
SEK/EUR	06/19/2013	RBS	EUR	(575)	(737)	—
SEK/EUR	06/19/2013	JPM	EUR	(1,143)	(1,466)	13
THB/USD	04/23/2013	DUB	THB	44,204	1,507	(2)
TRY/USD	06/19/2013	JPM	TRY	1,364	746	3
TRY/USD	06/19/2013	CGM	TRY	1,371	750	6
TRY/USD	06/19/2013	JPM	TRY	573	313	3
TRY/USD	06/19/2013	JPM	TRY	2,747	1,503	13
TRY/USD	06/19/2013	RBS	TRY	2,725	1,491	4
TRY/USD	06/20/2013	CGM	TRY	1,362	745	2
TWD/USD	04/08/2013	BCL	TWD	75,272	2,518	(17)
TWD/USD	04/10/2013	HSB	TWD	34,305	1,147	(11)
TWD/USD	04/15/2013	BCL	TWD	87,927	2,941	(22)
TWD/USD	04/30/2013	SCB	TWD	88,517	2,962	(10)
USD/AUD	06/19/2013	RBC	AUD	(729)	(755)	(17)
USD/AUD	06/19/2013	WBC	AUD	(2,152)	(2,227)	(24)
USD/AUD	06/19/2013	WBC	AUD	(1,444)	(1,495)	(18)
USD/AUD	06/19/2013	WBC	AUD	(1,010)	(1,045)	(8)
USD/AUD	06/19/2013	WBC	AUD	(2,873)	(2,974)	(18)
USD/BRL	04/05/2013	MSC	BRL	(5,920)	(2,929)	42
USD/BRL	04/05/2013	DUB	BRL	(54)	(27)	1
USD/BRL	04/17/2013	HSB	BRL	(14,427)	(7,127)	(112)
USD/BRL	04/29/2013	BCL	BRL	(4,532)	(2,236)	(6)
USD/CAD	06/19/2013	RBC	CAD	(770)	(756)	(13)
USD/CAD	06/19/2013	CSI	CAD	(1,115)	(1,096)	(12)
USD/CHF	06/19/2013	UBS	CHF	(1,407)	(1,484)	(3)
USD/CHF	06/19/2013	CSI	CHF	(13,776)	(14,526)	(40)
USD/CLP	04/05/2013	BCL	CLP	(708,038)	(1,501)	(16)
USD/CLP	04/05/2013	BCL	CLP	(310,799)	(659)	(2)
USD/CNY	08/22/2013	BCL	CNY	(37,409)	(5,974)	(33)
USD/COP	04/05/2013	CSI	COP	(2,708,239)	(1,483)	2
USD/COP	04/26/2013	CSI	COP	(2,726,173)	(1,490)	(1)
USD/COP	04/30/2013	UBS	COP	(4,310,254)	(2,355)	(3)
USD/CZK	06/19/2013	BNP	CZK	(57,495)	(2,861)	41
USD/EUR	04/15/2013	CGM	EUR	(22,773)	(29,194)	435
USD/EUR	04/15/2013	CGM	EUR	(6,282)	(8,053)	120
USD/EUR	06/19/2013	SSB	EUR	(1,146)	(1,470)	19
USD/EUR	06/19/2013	UBS	EUR	(573)	(735)	9
USD/EUR	06/19/2013	DUB	EUR	(4,035)	(5,175)	39
USD/EUR	06/19/2013	HSB	EUR	(1,150)	(1,475)	14
USD/EUR	06/19/2013	CGM	EUR	(2,308)	(2,960)	19
USD/EUR	06/19/2013	RBC	EUR	(2,302)	(2,952)	25
USD/EUR	06/19/2013	SSB	EUR	(3,462)	(4,440)	26
USD/EUR	06/19/2013	SSB	EUR	(1,152)	(1,478)	13
USD/EUR	06/19/2013	SSB	EUR	(2,288)	(2,935)	41
USD/EUR	06/19/2013	BNP	EUR	(2,313)	(2,967)	8
USD/EUR	06/19/2013	CGM	EUR	(2,319)	(2,974)	(3)
USD/EUR	06/19/2013	JPM	EUR	(2,319)	(2,974)	1
USD/GBP	05/10/2013	RBC	GBP	(3,673)	(5,580)	(5)
USD/GBP	06/19/2013	JPM	GBP	(498)	(756)	(13)
USD/GBP	06/19/2013	JPM	GBP	(498)	(756)	(13)
USD/GBP	06/19/2013	BOA	GBP	(494)	(750)	(7)
USD/GBP	06/19/2013	UBS	GBP	(491)	(746)	(3)
USD/HUF	06/19/2013	MSC	HUF	(822,784)	(3,435)	31
USD/IDR	04/30/2013	UBS	IDR	(14,557,153)	(1,493)	(7)
USD/ILS	06/19/2013	JPM	ILS	(5,430)	(1,489)	(2)
USD/INR	04/02/2013	DUB	INR	(81,221)	(1,494)	(6)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Core Plus Bond Fund (continued)

USD/INR	04/02/2013	UBS	INR	(81,083)	$(1,492)	$(4)
USD/INR	04/02/2013	CSI	INR	(115,601)	(2,127)	(3)
USD/INR	04/12/2013	JPM	INR	(40,625)	(746)	(4)
USD/JPY	04/11/2013	WBC	JPY	(1,309,437)	(13,911)	320
USD/JPY	06/19/2013	BCL	JPY	(142,583)	(1,515)	(35)
USD/JPY	06/19/2013	ABN	JPY	(71,646)	(762)	(18)
USD/JPY	06/19/2013	RBS	JPY	(552,110)	(5,868)	(117)
USD/JPY	06/19/2013	SSB	JPY	(283,730)	(3,016)	(36)
USD/JPY	06/19/2013	UBS	JPY	(140,859)	(1,497)	(10)
USD/KRW	04/05/2013	DUB	KRW	(3,245,595)	(2,917)	54
USD/KRW	04/05/2013	BCL	KRW	(1,713,637)	(1,540)	7
USD/KRW	04/15/2013	DUB	KRW	(1,626,434)	(1,461)	20
USD/KRW	04/30/2013	HSB	KRW	(1,659,046)	(1,489)	(2)
USD/MXN	05/30/2013	RBC	MXN	(57,069)	(4,594)	—
USD/MXN	06/19/2013	MSC	MXN	(9,252)	(743)	1
USD/MXN	06/19/2013	SSB	MXN	(36,993)	(2,973)	(1)
USD/MXN	06/19/2013	BOA	MXN	(18,580)	(1,493)	(6)
USD/MXN	06/19/2013	CSI	MXN	(18,577)	(1,493)	(6)
USD/MXN	06/19/2013	HSB	MXN	(18,480)	(1,485)	2
USD/MYR	04/08/2013	UBS	MYR	(4,636)	(1,497)	(10)
USD/NZD	06/19/2013	JPM	NZD	(4,959)	(4,128)	(61)
USD/PHP	05/02/2013	DUB	PHP	(121,455)	(2,978)	(5)
USD/RUB	04/04/2013	UBS	RUB	(22,970)	(738)	5
USD/RUB	04/04/2013	CGM	RUB	(50,080)	(1,610)	9
USD/RUB	04/17/2013	CGM	RUB	(111,675)	(3,582)	82
USD/RUB	04/17/2013	BCL	RUB	(7,596)	(244)	5
USD/RUB	04/29/2013	CGM	RUB	(92,787)	(2,970)	3
USD/RUB	04/29/2013	CSI	RUB	(92,488)	(2,960)	14
USD/RUB	04/29/2013	UBS	RUB	(62,838)	(2,011)	11
USD/SEK	06/19/2013	UBS	SEK	(12,119)	(1,857)	44
USD/SGD	06/19/2013	CGM	SGD	(3,639)	(2,934)	(20)
USD/TRY	06/19/2013	JPM	TRY	(8,118)	(4,442)	(1)
USD/TRY	06/19/2013	RBS	TRY	(1,360)	(744)	(1)
USD/TRY	06/19/2013	RBS	TRY	(2,735)	(1,497)	(9)
USD/TRY	06/19/2013	JPM	TRY	(571)	(313)	(2)
USD/TRY	06/19/2013	RBS	TRY	(1,365)	(747)	(3)
USD/TRY	06/19/2013	RBS	TRY	(2,737)	(1,497)	(10)
USD/TWD	04/08/2013	CGM	TWD	(44,253)	(1,480)	7
USD/ZAR	06/19/2013	BCL	ZAR	(6,738)	(725)	17
USD/ZAR	06/19/2013	MSC	ZAR	(13,891)	(1,495)	(8)
ZAR/USD	06/19/2013	UBS	ZAR	6,738	725	—
ZAR/USD	06/19/2013	BCL	ZAR	13,774	1,482	(5)
					$(69,516)	$111
JNL/Goldman Sachs Emerging Markets Debt Fund

AUD/USD	06/19/2013	WBC	AUD	1,827	$1,891	$15
AUD/USD	06/19/2013	WBC	AUD	3,509	3,632	17
AUD/USD	06/19/2013	CGM	AUD	3,519	3,642	25
BRL/USD	04/05/2013	DUB	BRL	7,160	3,542	(73)
BRL/USD	04/05/2013	JPM	BRL	11,600	5,739	(92)
BRL/USD	04/05/2013	DUB	BRL	5,855	2,896	(1)
BRL/USD	04/12/2013	MSC	BRL	14,284	7,061	(229)
BRL/USD	04/12/2013	RBC	BRL	5,045	2,494	(50)
BRL/USD	04/29/2013	BCL	BRL	10,250	5,057	(8)
CLP/USD	04/05/2013	CSI	CLP	1,723,970	3,655	6
CLP/USD	04/05/2013	BCL	CLP	2,227,870	4,723	16
CNY/USD	08/22/2013	BCL	CNY	91,838	14,665	83
CNY/USD	08/22/2013	BOA	CNY	15,407	2,460	8
CNY/USD	08/22/2013	RBS	CNY	65,356	10,437	29
COP/USD	04/05/2013	JPM	COP	4,598,244	2,518	(38)
COP/USD	04/17/2013	CSI	COP	2,223,668	1,216	(18)
CZK/EUR	06/19/2013	BOA	EUR	(1,688)	(2,165)	2
EUR/HUF	06/19/2013	HSB	HUF	(341,632)	(1,426)	13
EUR/HUF	06/19/2013	BOA	HUF	(874,447)	(3,650)	(33)
EUR/MXN	06/19/2013	SSB	MXN	(108,292)	(8,703)	(53)
EUR/PLN	06/19/2013	BNP	PLN	(21,315)	(6,505)	(16)
EUR/PLN	06/19/2013	DUB	PLN	(14,153)	(4,319)	6
EUR/PLN	06/19/2013	BOA	PLN	(14,235)	(4,344)	(8)
EUR/USD	06/19/2013	CSI	EUR	2,799	3,590	(63)
EUR/USD	06/19/2013	DUB	EUR	2,780	3,566	(68)
EUR/USD	06/19/2013	RBS	EUR	703	902	(4)
EUR/USD	06/19/2013	BCL	EUR	2,109	2,705	(16)
EUR/USD	06/19/2013	CGM	EUR	3,373	4,326	(31)
EUR/USD	06/19/2013	BOA	EUR	3,409	4,372	13
HUF/EUR	06/19/2013	DUB	EUR	(2,808)	(3,601)	16
IDR/USD	04/17/2013	DUB	IDR	17,103,110	1,757	20
IDR/USD	04/17/2013	HSB	IDR	82,596,315	8,483	5
ILS/USD	06/19/2013	BOA	ILS	13,423	3,680	46
ILS/USD	06/19/2013	CGM	ILS	7,256	1,989	19
ILS/USD	06/19/2013	DUB	ILS	16,017	4,391	36
ILS/USD	06/19/2013	BOA	ILS	15,833	4,341	—
INR/USD	04/02/2013	DUB	INR	62,884	1,157	(2)
INR/USD	04/02/2013	SCB	INR	391,735	7,208	(9)
INR/USD	04/02/2013	CSI	INR	119,188	2,193	6
INR/USD	04/02/2013	UBS	INR	167,496	3,082	8
INR/USD	04/12/2013	JPM	INR	200,197	3,676	33
INR/USD	04/26/2013	RBS	INR	576,074	10,545	(2)
INR/USD	05/06/2013	CSI	INR	343,506	6,275	6
JPY/USD	06/19/2013	BCL	JPY	173,026	1,839	15
JPY/USD	06/19/2013	MSC	JPY	344,987	3,667	33
JPY/USD	06/19/2013	MSC	JPY	1,022,944	10,873	20
KRW/USD	04/05/2013	WBC	KRW	4,036,815	3,628	(14)
KRW/USD	04/05/2013	CGM	KRW	8,087,329	7,268	(1)
KRW/USD	04/08/2013	CGM	KRW	3,931,678	3,533	(91)
KRW/USD	04/08/2013	BNP	KRW	1,930,251	1,734	6
KRW/USD	04/15/2013	HSB	KRW	4,061,664	3,648	1
KRW/USD	04/15/2013	BCL	KRW	4,219,357	3,790	(18)
KRW/USD	04/29/2013	BCL	KRW	9,664,848	8,673	(10)
MXN/USD	06/19/2013	SSB	MXN	85,828	6,897	114
MXN/USD	06/19/2013	MSC	MXN	33,943	2,728	28
MXN/USD	06/19/2013	SSB	MXN	984	79	1
MXN/USD	06/19/2013	DUB	MXN	792,999	63,729	597
MXN/USD	06/19/2013	DUB	MXN	22,031	1,770	10
MXN/USD	06/19/2013	SSB	MXN	28,119	2,260	7
MXN/USD	06/19/2013	BOA	MXN	95,259	7,655	23
MXN/USD	06/19/2013	SSB	MXN	21,963	1,765	5
MXN/USD	06/19/2013	SSB	MXN	33,556	2,697	(1)
MXN/USD	06/19/2013	RBC	MXN	16,075	1,292	2
MYR/USD	04/17/2013	UBS	MYR	152,626	49,236	(1,057)
PHP/USD	04/10/2013	CGM	PHP	264,744	6,489	(21)
PHP/USD	04/10/2013	CSI	PHP	53,289	1,306	(3)
PHP/USD	04/10/2013	DUB	PHP	131,384	3,220	(4)
PHP/USD	04/15/2013	CGM	PHP	295,996	7,255	(48)
PLN/USD	06/19/2013	BCL	PLN	129,350	39,473	(750)
PLN/USD	06/19/2013	CSI	PLN	4,707	1,437	(17)
RUB/USD	04/04/2013	DUB	RUB	88,119	2,832	(30)
RUB/USD	04/04/2013	CGM	RUB	253,725	8,156	(75)
RUB/USD	04/04/2013	CSI	RUB	158,856	5,106	(27)
RUB/USD	04/08/2013	UBS	RUB	111,764	3,590	(34)
RUB/USD	04/17/2013	DUB	RUB	390,351	12,519	(183)
RUB/USD	04/17/2013	BOA	RUB	272,245	8,731	(164)
RUB/USD	04/22/2013	CSI	RUB	326,767	10,471	(40)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Emerging Markets Debt Fund (continued)

RUB/USD	05/08/2013	CGM	RUB	248,265	$7,933	$(43)
THB/USD	04/23/2013	DUB	THB	568,167	19,376	(20)
TRY/USD	06/19/2013	RBC	TRY	1,692	926	(2)
TRY/USD	06/19/2013	RBS	TRY	1,692	926	3
TRY/USD	06/19/2013	JPM	TRY	2,454	1,343	2
TRY/USD	06/19/2013	JPM	TRY	3,343	1,829	8
TRY/USD	06/19/2013	JPM	TRY	14,460	7,912	34
TRY/USD	06/19/2013	RBS	TRY	12,819	7,014	6
TRY/USD	06/19/2013	RBC	TRY	3,731	2,042	(1)
TRY/USD	06/19/2013	MSC	TRY	936	512	1
TRY/USD	06/19/2013	JPM	TRY	1,401	766	7
TRY/USD	06/19/2013	CGM	TRY	3,348	1,832	15
TRY/USD	06/19/2013	JPM	TRY	6,681	3,655	31
TRY/USD	06/19/2013	RBS	TRY	7,028	3,846	11
TRY/USD	06/20/2013	CGM	TRY	3,348	1,832	6
TWD/USD	04/08/2013	BCL	TWD	52,783	1,765	(12)
TWD/USD	04/10/2013	HSB	TWD	203,041	6,791	(65)
TWD/USD	04/15/2013	BCL	TWD	216,420	7,240	(53)
TWD/USD	04/15/2013	HSB	TWD	127,034	4,250	(23)
TWD/USD	04/30/2013	SCB	TWD	214,157	7,166	(25)
USD/AUD	06/19/2013	RBC	AUD	(1,775)	(1,837)	(43)
USD/AUD	06/19/2013	WBC	AUD	(3,536)	(3,660)	(39)
USD/AUD	06/19/2013	WBC	AUD	(3,547)	(3,671)	(44)
USD/AUD	06/19/2013	WBC	AUD	(3,508)	(3,631)	(22)
USD/BRL	04/05/2013	MSC	BRL	(15,572)	(7,703)	112
USD/BRL	04/05/2013	DUB	BRL	(2,668)	(1,320)	32
USD/BRL	04/17/2013	BCL	BRL	(1,711)	(845)	1
USD/BRL	04/29/2013	BCL	BRL	(13,282)	(6,553)	(18)
USD/CAD	04/02/2013	DUB	CAD	(199,068)	(3,663)	(16)
USD/CAD	06/19/2013	JPM	CAD	(1,397)	(765)	(5)
USD/CLP	04/05/2013	BCL	CLP	(1,725,037)	(3,657)	(39)
USD/CLP	04/05/2013	BCL	CLP	(2,226,803)	(4,721)	(12)
USD/CLP	07/17/2013	BCL	CLP	(2,227,870)	(4,655)	(14)
USD/CNY	08/22/2013	BCL	CNY	(91,121)	(14,551)	(80)
USD/COP	04/05/2013	CSI	COP	(6,598,255)	(3,613)	5
USD/COP	04/17/2013	BCL	COP	(11,606,473)	(6,349)	97
USD/COP	04/26/2013	CSI	COP	(8,903,545)	(4,867)	(4)
USD/COP	04/30/2013	UBS	COP	(10,539,631)	(5,759)	(9)
USD/CZK	06/19/2013	BNP	CZK	(140,859)	(7,009)	100
USD/EUR	04/15/2013	CGM	EUR	(1,834)	(2,351)	35
USD/EUR	06/19/2013	SSB	EUR	(1,407)	(1,805)	23
USD/EUR	06/19/2013	SSB	EUR	(5,710)	(7,323)	144
USD/EUR	06/19/2013	DUB	EUR	(7,063)	(9,059)	69
USD/EUR	06/19/2013	HSB	EUR	(1,127)	(1,445)	14
USD/EUR	06/19/2013	RBC	EUR	(2,811)	(3,605)	30
USD/EUR	06/19/2013	CGM	EUR	(2,828)	(3,627)	23
USD/EUR	06/19/2013	RBS	EUR	(2,221)	(2,848)	29
USD/EUR	06/19/2013	SSB	EUR	(1,685)	(2,161)	18
USD/EUR	06/19/2013	SSB	EUR	(5,064)	(6,495)	38
USD/EUR	06/19/2013	SSB	EUR	(3,339)	(4,283)	60
USD/EUR	06/19/2013	BNP	EUR	(3,382)	(4,338)	12
USD/EUR	06/19/2013	SSB	EUR	(11,258)	(14,439)	47
USD/EUR	06/19/2013	JPM	EUR	(3,385)	(4,342)	2
USD/EUR	06/19/2013	CGM	EUR	(3,385)	(4,342)	(4)
USD/GBP	05/10/2013	RBC	GBP	(764)	(1,160)	(1)
USD/HUF	06/19/2013	MSC	HUF	(1,928,784)	(8,052)	72
USD/HUF	06/19/2013	BNP	HUF	(370,419)	(1,546)	6
USD/IDR	04/30/2013	UBS	IDR	(42,574,285)	(4,365)	(19)
USD/ILS	06/19/2013	JPM	ILS	(2,403)	(659)	(8)
USD/ILS	06/19/2013	CGM	ILS	(14,406)	(3,949)	(63)
USD/ILS	06/19/2013	JPM	ILS	(15,907)	(4,361)	(5)
USD/INR	04/02/2013	CSI	INR	(343,506)	(6,320)	(9)
USD/INR	04/12/2013	JPM	INR	(99,809)	(1,833)	(10)
USD/JPY	04/17/2013	DUB	JPY	(18,924,413)	(1,944)	(53)
USD/JPY	06/19/2013	BCL	JPY	(231,987)	(2,466)	(58)
USD/JPY	06/19/2013	RBC	JPY	(175,596)	(1,866)	(45)
USD/JPY	06/19/2013	RBS	JPY	(468,773)	(4,983)	(99)
USD/JPY	06/19/2013	SSB	JPY	(345,046)	(3,667)	(43)
USD/JPY	06/19/2013	UBS	JPY	(205,652)	(2,186)	(15)
USD/KRW	04/05/2013	DUB	KRW	(7,904,787)	(7,104)	132
USD/KRW	04/05/2013	BCL	KRW	(4,219,357)	(3,792)	18
USD/KRW	04/15/2013	DUB	KRW	(4,005,135)	(3,597)	50
USD/KRW	04/30/2013	HSB	KRW	(4,843,254)	(4,346)	(5)
USD/MXN	04/04/2013	HSB	MXN	(20,543)	(1,663)	(65)
USD/MXN	04/04/2013	HSB	MXN	(113,802)	(9,212)	(361)
USD/MXN	04/04/2013	JPM	MXN	(67,186)	(5,439)	(213)
USD/MXN	05/30/2013	RBC	MXN	(34,275)	(2,759)	—
USD/MXN	06/19/2013	RBC	MXN	(113,802)	(9,146)	(67)
USD/MXN	06/19/2013	MSC	MXN	(27,084)	(2,177)	1
USD/MXN	06/19/2013	SSB	MXN	(108,192)	(8,695)	(3)
USD/MXN	06/19/2013	BOA	MXN	(54,427)	(4,374)	(18)
USD/MXN	06/19/2013	CSI	MXN	(54,419)	(4,373)	(17)
USD/MXN	06/19/2013	HSB	MXN	(54,135)	(4,351)	5
USD/MXN	06/27/2013	JPM	MXN	(58,199)	(4,674)	(260)
USD/MYR	04/08/2013	UBS	MYR	(11,297)	(3,647)	(24)
USD/MYR	04/08/2013	RBS	MYR	(62,046)	(20,029)	(189)
USD/MYR	04/08/2013	SCB	MYR	(6,462)	(2,086)	1
USD/NZD	06/19/2013	SSB	NZD	(28,862)	(1,436)	18
USD/PEN	04/22/2013	CSI	PEN	(7,446)	(2,873)	15
USD/PHP	05/02/2013	DUB	PHP	(354,725)	(8,698)	(15)
USD/PLN	06/19/2013	CGM	PLN	(27,776)	(8,476)	57
USD/RUB	04/04/2013	UBS	RUB	(55,925)	(1,798)	11
USD/RUB	04/04/2013	CSI	RUB	(63,836)	(2,052)	20
USD/RUB	04/04/2013	CGM	RUB	(76,452)	(2,457)	25
USD/RUB	04/04/2013	CGM	RUB	(304,487)	(9,787)	52
USD/RUB	04/08/2013	MSC	RUB	(32,215)	(1,035)	6
USD/RUB	04/08/2013	JPM	RUB	(33,718)	(1,083)	6
USD/RUB	04/08/2013	CSI	RUB	(122,158)	(3,924)	21
USD/RUB	04/08/2013	JPM	RUB	(251,349)	(8,074)	41
USD/RUB	04/17/2013	DUB	RUB	(293,269)	(9,405)	115
USD/RUB	04/17/2013	CGM	RUB	(16,145)	(518)	2
USD/RUB	04/17/2013	CGM	RUB	(34,130)	(1,095)	5
USD/RUB	04/17/2013	BOA	RUB	(26,882)	(862)	4
USD/RUB	04/17/2013	JPM	RUB	(61,046)	(1,958)	10
USD/RUB	04/17/2013	CGM	RUB	(124,415)	(3,990)	20
USD/RUB	04/29/2013	UBS	RUB	(183,443)	(5,871)	33
USD/RUB	04/29/2013	CSI	RUB	(270,032)	(8,642)	41
USD/RUB	04/29/2013	CGM	RUB	(271,931)	(8,703)	10
USD/SEK	04/02/2013	UBS	SEK	(198,729)	(3,656)	(9)
USD/SGD	06/19/2013	CGM	SGD	(8,990)	(7,249)	(50)
USD/THB	05/08/2013	DUB	THB	(347,855)	(11,851)	(196)
USD/TRY	06/19/2013	JPM	TRY	(20,010)	(10,948)	(1)
USD/TRY	06/19/2013	RBS	TRY	(2,540)	(1,390)	(2)
USD/TRY	06/19/2013	RBS	TRY	(6,704)	(3,668)	(21)
USD/TRY	06/19/2013	RBS	TRY	(6,393)	(3,498)	(14)
USD/TRY	06/19/2013	RBS	TRY	(7,990)	(4,372)	(31)
USD/TRY	06/19/2013	DUB	TRY	(33,047)	(18,082)	(115)
USD/TWD	04/08/2013	CGM	TWD	(107,820)	(3,606)	17
USD/ZAR	06/19/2013	BCL	ZAR	(16,417)	(1,766)	42
USD/ZAR	06/19/2013	MSC	ZAR	(26,605)	(2,863)	(15)
ZAR/USD	06/19/2013	UBS	ZAR	16,417	1,766	(1)
ZAR/USD	06/19/2013	BCL	ZAR	33,828	3,640	(12)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Emerging Markets Debt Fund (continued)

ZAR/USD	06/19/2013	JPM	ZAR	416,534	$44,817	$(20)
ZAR/USD	06/19/2013	RBC	ZAR	13,682	1,472	20
					$81,351	$(2,966)

JNL/Ivy Asset Strategy Fund

USD/JPY	04/22/2013	DUB	JPY	(141,225)	$(1,500)	$(14)
USD/JPY	04/22/2013	DUB	JPY	(90,975)	(967)	(10)
USD/JPY	04/22/2013	DUB	JPY	(128,500)	(1,365)	(4)
					$(3,832)	$(28)

JNL/JPMorgan International Value Fund

AUD/JPY	05/28/2013	WBC	JPY	(246,398)	$(2,619)	$32
AUD/USD	05/28/2013	GSC	AUD	33,176	34,394	375
CAD/GBP	05/28/2013	WBC	GBP	(834)	(1,267)	17
CHF/USD	05/28/2013	GSC	CHF	3,348	3,529	(68)
CHF/USD	05/28/2013	GSC	CHF	2,800	2,952	(58)
CHF/USD	05/28/2013	HSB	CHF	1,188	1,253	(12)
EUR/USD	05/28/2013	DUB	EUR	2,109	2,705	(27)
EUR/USD	05/28/2013	SGB	EUR	1,219	1,563	(5)
GBP/USD	05/28/2013	WBC	GBP	1,514	2,300	(44)
GBP/USD	05/28/2013	GSC	GBP	3,981	6,047	(29)
GBP/USD	05/28/2013	MSC	GBP	1,960	2,977	32
GBP/USD	05/28/2013	HSB	GBP	981	1,490	6
GBP/USD	05/28/2013	BNP	GBP	792	1,204	14
GBP/USD	05/28/2013	DUB	GBP	727	1,104	4
HKD/EUR	05/28/2013	WBC	EUR	(1,646)	(2,110)	76
JPY/USD	05/28/2013	CSI	JPY	157,287	1,672	(11)
JPY/USD	05/28/2013	BNP	JPY	260,689	2,770	40
JPY/USD	05/28/2013	TDS	JPY	203,232	2,160	33
JPY/USD	05/28/2013	WBC	JPY	112,554	1,196	10
NOK/USD	05/28/2013	WBC	NOK	6,329	1,081	(32)
SEK/USD	05/28/2013	CSI	SEK	16,626	2,548	(36)
SEK/USD	05/28/2013	BNP	SEK	9,287	1,423	(36)
SGD/USD	05/28/2013	CSI	SGD	11,433	9,219	(15)
USD/CAD	05/28/2013	GSC	CAD	(3,085)	(3,033)	(12)
USD/CHF	05/28/2013	BCL	CHF	(4,466)	(4,708)	32
USD/CHF	05/28/2013	DUB	CHF	(1,566)	(1,651)	9
USD/EUR	05/28/2013	WBC	EUR	(801)	(1,028)	43
USD/EUR	05/28/2013	BCL	EUR	(1,575)	(2,020)	89
USD/EUR	05/28/2013	TDS	EUR	(10,152)	(13,018)	401
USD/EUR	05/28/2013	BCL	EUR	(952)	(1,221)	32
USD/EUR	05/28/2013	MSC	EUR	(2,089)	(2,679)	46
USD/EUR	05/28/2013	SSB	EUR	(1,021)	(1,309)	12
USD/EUR	05/28/2013	RBS	EUR	(2,461)	(3,156)	26
USD/EUR	05/28/2013	UBS	EUR	(1,595)	(2,046)	22
USD/HKD	05/28/2013	WBC	HKD	(116,382)	(14,997)	13
USD/JPY	05/28/2013	WBC	JPY	(1,426,379)	(15,158)	146
USD/JPY	05/28/2013	HSB	JPY	(114,523)	(1,217)	(25)
USD/JPY	05/28/2013	WBC	JPY	(127,773)	(1,358)	(28)
USD/JPY	05/28/2013	UBS	JPY	(179,784)	(1,911)	(4)
					$5,814	$1,068

JNL/Mellon Capital Management International Index Fund

AUD/USD	06/19/2013	DUB	AUD	2,203	$2,280	$26
AUD/USD	06/19/2013	CSI	AUD	502	520	2
AUD/USD	06/19/2013	CCI	AUD	124	129	—
AUD/USD	06/19/2013	CCI	AUD	453	469	(4)
AUD/USD	06/19/2013	CCI	AUD	168	174	—
EUR/USD	06/19/2013	DUB	EUR	6,132	7,864	(75)
EUR/USD	06/19/2013	CSI	EUR	581	745	(8)
EUR/USD	06/19/2013	CSI	EUR	365	469	(6)
EUR/USD	06/19/2013	CCI	EUR	419	537	(5)
EUR/USD	06/19/2013	CCI	EUR	1,286	1,650	(7)
EUR/USD	06/19/2013	CCI	EUR	366	469	2
GBP/USD	06/19/2013	BNP	GBP	4,583	6,961	125
GBP/USD	06/19/2013	CSI	GBP	384	583	3
GBP/USD	06/19/2013	CSI	GBP	255	387	1
GBP/USD	06/19/2013	CCI	GBP	317	481	—
GBP/USD	06/19/2013	CCI	GBP	1,068	1,622	4
GBP/USD	06/19/2013	CCI	GBP	259	394	2
JPY/USD	06/19/2013	WBC	JPY	409,206	4,349	82
JPY/USD	06/19/2013	BOA	JPY	20,660	220	4
JPY/USD	06/19/2013	CSI	JPY	52,025	553	8
JPY/USD	06/19/2013	CCI	JPY	21,070	224	2
JPY/USD	06/19/2013	CCI	JPY	96,804	1,029	1
JPY/USD	06/19/2013	CCI	JPY	30,415	323	1
USD/AUD	06/19/2013	CCI	AUD	(394)	(408)	1
USD/AUD	06/19/2013	CCI	AUD	(124)	(129)	1
USD/EUR	06/19/2013	CCI	EUR	(238)	(305)	2
USD/EUR	06/19/2013	CCI	EUR	(564)	(724)	5
USD/EUR	06/19/2013	CCI	EUR	(393)	(504)	4
USD/GBP	06/19/2013	CCI	GBP	(64)	(97)	—
USD/GBP	06/19/2013	CCI	GBP	(514)	(781)	(1)
USD/GBP	06/19/2013	CCI	GBP	(444)	(674)	(1)
USD/JPY	06/19/2013	CCI	JPY	(67,466)	(717)	(6)
USD/JPY	06/19/2013	CCI	JPY	(31,035)	(330)	(2)
					$27,763	$161

JNL/Mellon Capital Management Global Alpha Fund

AUD/USD	06/19/2013	HSB	AUD	16,198	$16,765	$261
AUD/USD	06/19/2013	BNP	AUD	29,221	30,244	555
AUD/USD	06/19/2013	SCB	AUD	49,282	51,007	511
AUD/USD	06/19/2013	DUB	AUD	7,364	7,622	86
AUD/USD	06/19/2013	BCL	AUD	1,600	1,656	7
AUD/USD	06/19/2013	SCB	AUD	1,600	1,656	7
AUD/USD	06/19/2013	GSC	AUD	800	828	3
AUD/USD	06/19/2013	BOA	AUD	1,920	1,988	5
AUD/USD	06/19/2013	CCI	AUD	1,600	1,656	6
AUD/USD	06/19/2013	DUB	AUD	1,280	1,325	4
AUD/USD	06/19/2013	UBS	AUD	2,401	2,485	9
AUD/USD	06/19/2013	BNP	AUD	2,401	2,485	9
CAD/USD	06/19/2013	BNP	CAD	24,653	24,225	287
CAD/USD	06/19/2013	BOA	CAD	14,575	14,322	153
CAD/USD	06/19/2013	GSC	CAD	11,993	11,785	148
CAD/USD	06/19/2013	HSB	CAD	10,838	10,650	108
CAD/USD	06/19/2013	BCL	CAD	18,021	17,708	176
CAD/USD	06/19/2013	RBC	CAD	3,207	3,151	41
CAD/USD	06/19/2013	UBS	CAD	14,297	14,049	113
CAD/USD	06/19/2013	DUB	CAD	76	75	—
CAD/USD	06/19/2013	UBS	CAD	1,451	1,426	9
CAD/USD	06/19/2013	UBS	CAD	6,109	6,003	31
EUR/USD	06/19/2013	SCB	EUR	843	1,081	(13)
EUR/USD	06/19/2013	GSC	EUR	421	540	(9)
EUR/USD	06/19/2013	CCI	EUR	843	1,081	(13)
EUR/USD	06/19/2013	BOA	EUR	1,011	1,297	(18)
EUR/USD	06/19/2013	DUB	EUR	674	865	(12)
EUR/USD	06/19/2013	UBS	EUR	1,264	1,621	(20)
EUR/USD	06/19/2013	BCL	EUR	843	1,081	(13)
EUR/USD	06/19/2013	BNP	EUR	1,264	1,621	(18)
EUR/USD	06/19/2013	UBS	EUR	4,586	5,882	(32)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Mellon Capital Management Global Alpha Fund (continued)

EUR/USD	06/19/2013	UBS	EUR	1,089	$1,397	$(6)
EUR/USD	06/19/2013	DUB	EUR	57	74	—
JPY/USD	06/19/2013	CCI	JPY	1,337,559	14,217	279
JPY/USD	06/19/2013	DUB	JPY	100,625	1,070	1
JPY/USD	06/19/2013	BCL	JPY	58,257	619	2
JPY/USD	06/19/2013	SCB	JPY	47,665	507	1
JPY/USD	06/19/2013	BOA	JPY	84,737	901	2
JPY/USD	06/19/2013	GSC	JPY	26,480	281	1
JPY/USD	06/19/2013	HSB	JPY	42,369	450	2
JPY/USD	06/19/2013	RBS	JPY	116,514	1,238	7
JPY/USD	06/19/2013	CCI	JPY	52,961	563	3
NZD/USD	06/19/2013	BOA	NZD	15,332	12,761	244
NZD/USD	06/19/2013	RBS	NZD	22,428	18,667	284
NZD/USD	06/19/2013	SCB	NZD	3,125	2,601	36
NZD/USD	06/19/2013	SCB	NZD	735	612	2
NZD/USD	06/19/2013	RBS	NZD	1,797	1,495	10
NZD/USD	06/19/2013	GSC	NZD	408	340	2
NZD/USD	06/19/2013	DUB	NZD	1,552	1,292	6
NZD/USD	06/19/2013	BCL	NZD	898	748	4
NZD/USD	06/19/2013	CCI	NZD	817	680	4
NZD/USD	06/19/2013	HSB	NZD	653	544	4
NZD/USD	06/19/2013	BOA	NZD	1,307	1,088	6
SEK/USD	06/19/2013	BNP	SEK	174,502	26,734	(446)
SEK/USD	06/19/2013	GSC	SEK	134,485	20,603	(332)
SEK/USD	06/19/2013	HSB	SEK	104,308	15,980	(283)
SEK/USD	06/19/2013	BOA	SEK	187,144	28,670	(684)
SEK/USD	06/19/2013	UBS	SEK	55,585	8,516	(194)
SEK/USD	06/19/2013	DUB	SEK	2,733	419	—
SEK/USD	06/19/2013	UBS	SEK	64,022	9,808	(14)
SEK/USD	06/19/2013	UBS	SEK	11,321	1,734	(1)
USD/AUD	06/19/2013	HSB	AUD	(500)	(517)	1
USD/AUD	06/19/2013	SCB	AUD	(562)	(582)	2
USD/AUD	06/19/2013	DUB	AUD	(1,187)	(1,229)	3
USD/AUD	06/19/2013	RBS	AUD	(1,375)	(1,423)	2
USD/AUD	06/19/2013	BOA	AUD	(1,000)	(1,035)	2
USD/AUD	06/19/2013	BCL	AUD	(687)	(711)	1
USD/AUD	06/19/2013	CCI	AUD	(625)	(647)	1
USD/AUD	06/19/2013	DUB	AUD	(68)	(71)	—
USD/AUD	06/19/2013	UBS	AUD	(5,452)	(5,643)	25
USD/AUD	06/19/2013	UBS	AUD	(1,295)	(1,340)	5
USD/CHF	06/19/2013	CCI	CHF	(15)	(16)	—
USD/EUR	06/19/2013	GSC	EUR	(312)	(323)	1
USD/EUR	06/19/2013	UBS	EUR	(8,038)	(10,309)	108
USD/EUR	06/19/2013	HSB	EUR	(17,372)	(22,281)	349
USD/EUR	06/19/2013	CCI	EUR	(13,169)	(16,890)	240
USD/EUR	06/19/2013	SCB	EUR	(19,520)	(25,036)	354
USD/EUR	06/19/2013	BOA	EUR	(39,003)	(50,024)	831
USD/EUR	06/19/2013	DUB	EUR	(4,334)	(5,558)	53
USD/EUR	06/19/2013	DUB	EUR	(327)	(420)	(2)
USD/EUR	06/19/2013	UBS	EUR	(1,355)	(1,738)	(6)
USD/EUR	06/19/2013	UBS	EUR	(7,663)	(9,828)	(28)
USD/GBP	06/19/2013	DUB	GBP	(18,877)	(28,671)	(563)
USD/GBP	06/19/2013	RBS	GBP	(20,164)	(30,626)	(606)
USD/GBP	06/19/2013	BCL	GBP	(9,687)	(14,712)	(292)
USD/GBP	06/19/2013	UBS	GBP	(22,511)	(34,190)	(687)
USD/GBP	06/19/2013	BOA	GBP	(22,375)	(33,983)	(695)
USD/GBP	06/19/2013	BNP	GBP	(13,643)	(20,721)	(372)
USD/GBP	06/19/2013	DUB	GBP	(1,491)	(2,264)	(1)
USD/GBP	06/19/2013	CCI	GBP	(785)	(1,192)	(1)
USD/GBP	06/19/2013	BOA	GBP	(1,256)	(1,907)	—
USD/GBP	06/19/2013	BCL	GBP	(863)	(1,311)	—
USD/GBP	06/19/2013	RBS	GBP	(1,726)	(2,622)	—
USD/GBP	06/19/2013	GSC	GBP	(392)	(596)	—
USD/GBP	06/19/2013	SCB	GBP	(706)	(1,073)	(1)
USD/GBP	06/19/2013	HSB	GBP	(628)	(953)	1
USD/NOK	06/19/2013	UBS	NOK	(20,861)	(3,561)	78
USD/NOK	06/19/2013	DUB	NOK	(25,388)	(4,333)	(3)
USD/NOK	06/19/2013	BCL	NOK	(14,699)	(2,509)	(1)
USD/NOK	06/19/2013	BOA	NOK	(21,380)	(3,649)	(2)
USD/NOK	06/19/2013	CCI	NOK	(13,362)	(2,281)	(1)
USD/NOK	06/19/2013	RBS	NOK	(29,397)	(5,018)	7
USD/NOK	06/19/2013	SCB	NOK	(12,026)	(2,053)	(4)
USD/NOK	06/19/2013	GSC	NOK	(6,681)	(1,140)	2
USD/NOK	06/19/2013	HSB	NOK	(10,690)	(1,825)	3
USD/NZD	06/19/2013	UBS	NZD	(2,060)	(1,715)	(36)
USD/NZD	06/19/2013	GSC	NZD	(687)	(572)	(10)
USD/NZD	06/19/2013	CCI	NZD	(1,374)	(1,143)	(24)
USD/NZD	06/19/2013	SCB	NZD	(1,374)	(1,143)	(24)
USD/NZD	06/19/2013	BCL	NZD	(1,374)	(1,143)	(25)
USD/NZD	06/19/2013	DUB	NZD	(1,099)	(915)	(17)
USD/NZD	06/19/2013	BOA	NZD	(1,648)	(1,372)	(26)
USD/NZD	06/19/2013	BNP	NZD	(2,060)	(1,715)	(36)
USD/SEK	06/19/2013	CCI	SEK	(10,323)	(1,581)	16
USD/SEK	06/19/2013	BNP	SEK	(15,484)	(2,372)	23
USD/SEK	06/19/2013	BOA	SEK	(12,387)	(1,898)	19
USD/SEK	06/19/2013	SCB	SEK	(10,323)	(1,581)	16
USD/SEK	06/19/2013	UBS	SEK	(15,484)	(2,372)	24
USD/SEK	06/19/2013	DUB	SEK	(8,258)	(1,265)	13
USD/SEK	06/19/2013	BCL	SEK	(10,323)	(1,581)	17
USD/SEK	06/19/2013	GSC	SEK	(5,161)	(791)	8
					$32,819	$63
JNL/PIMCO Real Return Fund

AUD/USD	04/04/2013	DUB	AUD	108	$112	$1
AUD/USD	04/04/2013	DUB	AUD	1,187	1,236	(3)
BRL/USD	04/02/2013	UBS	BRL	30,951	15,317	348
BRL/USD	06/04/2013	UBS	BRL	30,951	15,206	(215)
BRL/USD	06/04/2013	DUB	BRL	3,139	1,542	(3)
EUR/USD	04/02/2013	DUB	EUR	2,238	2,869	(63)
EUR/USD	04/02/2013	DUB	EUR	518	664	(7)
EUR/USD	04/02/2013	BCL	EUR	494	633	(12)
EUR/USD	04/02/2013	DUB	EUR	271	347	(4)
EUR/USD	04/02/2013	UBS	EUR	6,357	8,149	(24)
GBP/USD	06/12/2013	CIT	GBP	8,572	13,020	97
GBP/USD	06/12/2013	DUB	GBP	2,181	3,313	17
MXN/USD	04/03/2013	MSC	MXN	49,087	3,974	280
MXN/USD	04/03/2013	DUB	MXN	45,967	3,721	221
MXN/USD	04/03/2013	UBS	MXN	1,063	86	5
MXN/USD	04/03/2013	MSC	MXN	2,551	207	8
MXN/USD	04/03/2013	UBS	MXN	62,733	5,078	167
MXN/USD	06/27/2013	UBS	MXN	21,773	1,749	49
MXN/USD	06/27/2013	UBS	MXN	29,495	2,369	69
USD/AUD	04/04/2013	BOA	AUD	(63,550)	(66,155)	(826)
USD/AUD	04/04/2013	JPM	AUD	(2,790)	(2,904)	(44)
USD/AUD	04/04/2013	CIT	AUD	(5,830)	(6,069)	(16)
USD/AUD	04/04/2013	BNP	AUD	(2,496)	(2,598)	10
USD/AUD	05/02/2013	CIT	AUD	(1,430)	(1,486)	(11)
USD/BRL	04/02/2013	UBS	BRL	(30,951)	(15,317)	220
USD/BRL	06/04/2013	UBS	BRL	(3,014)	(1,481)	25
USD/BRL	06/04/2013	MSC	BRL	(3,139)	(1,542)	3
USD/CAD	06/20/2013	BCL	CAD	(24,273)	(23,851)	(244)
USD/EUR	04/02/2013	CIT	EUR	(123,833)	(158,736)	3,362

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/PIMCO Real Return Fund (continued)

USD/EUR	04/02/2013	DUB	EUR	(8,537)	$(10,943)	$112
USD/EUR	05/02/2013	BOA	EUR	(131,117)	(168,105)	744
USD/EUR	09/13/2013	BCL	EUR	(22,032)	(28,280)	301
USD/GBP	06/12/2013	BCL	GBP	(17,626)	(26,772)	(257)
USD/GBP	06/12/2013	JPM	GBP	(245)	(372)	(3)
USD/GBP	06/12/2013	BCL	GBP	(5,722)	(8,691)	26
USD/JPY	05/13/2013	CIT	JPY	(7,310,000)	(77,676)	677
USD/MXN	04/03/2013	JPM	MXN	(798)	(65)	(4)
USD/MXN	04/03/2013	UBS	MXN	(160,603)	(13,002)	(831)
USD/MXN	06/27/2013	UBS	MXN	(62,733)	(5,038)	(164)
					$(539,491)	$4,011
JNL/PIMCO Total Return Bond Fund

BRL/USD	04/02/2013	UBS	BRL	59,015	$29,204	$663
BRL/USD	06/04/2013	CSI	BRL	59,015	28,994	(681)
EUR/USD	06/17/2013	CIT	EUR	158	203	(2)
EUR/USD	06/17/2013	DUB	EUR	720	923	(14)
EUR/USD	06/17/2013	BCL	EUR	211	271	(3)
GBP/USD	06/12/2013	JPM	GBP	198	301	2
GBP/USD	06/12/2013	BCL	GBP	848	1,288	(4)
IDR/USD	08/12/2013	CSI	IDR	1,984,400	201	1
IDR/USD	08/12/2013	JPM	IDR	9,920,000	1,003	3
MXN/USD	04/03/2013	MSC	MXN	97,039	7,856	374
MXN/USD	04/03/2013	MSC	MXN	15,453	1,251	78
MXN/USD	04/03/2013	DUB	MXN	11,654	943	55
MXN/USD	04/03/2013	UBS	MXN	1,688	137	7
MXN/USD	04/03/2013	MSC	MXN	1,688	137	8
MXN/USD	04/03/2013	MSC	MXN	38,820	3,143	221
MXN/USD	04/03/2013	UBS	MXN	85,000	6,881	395
MXN/USD	04/03/2013	JPM	MXN	10,658	863	34
MXN/USD	04/03/2013	MSC	MXN	37,338	3,023	123
MXN/USD	04/03/2013	DUB	MXN	11,686	946	46
MXN/USD	04/03/2013	UBS	MXN	12,984	1,051	51
MXN/USD	04/03/2013	JPM	MXN	3,627	294	16
MXN/USD	04/03/2013	DUB	MXN	75,000	6,072	344
MXN/USD	04/03/2013	UBS	MXN	27,027	2,188	88
MXN/USD	04/03/2013	MSC	MXN	2,733	221	9
MXN/USD	04/03/2013	UBS	MXN	6,376	516	16
MXN/USD	04/03/2013	JPM	MXN	6,375	516	16
MXN/USD	04/03/2013	JPM	MXN	6,377	516	16
MXN/USD	04/03/2013	UBS	MXN	6,377	516	16
MXN/USD	04/03/2013	BOA	MXN	20,411	1,652	52
MXN/USD	04/03/2013	UBS	MXN	10,147	821	21
MXN/USD	04/03/2013	UBS	MXN	10,143	821	21
MXN/USD	04/03/2013	MSC	MXN	14,108	1,142	42
MXN/USD	04/03/2013	MSC	MXN	14,095	1,141	41
MXN/USD	04/03/2013	MSC	MXN	7,684	622	22
MXN/USD	04/03/2013	UBS	MXN	8,955	725	25
MXN/USD	04/03/2013	UBS	MXN	10,201	826	26
MXN/USD	04/03/2013	JPM	MXN	11,469	929	28
MXN/USD	04/03/2013	UBS	MXN	8,913	722	22
MXN/USD	04/03/2013	JPM	MXN	10,173	824	24
MXN/USD	04/03/2013	MSC	MXN	19,087	1,545	45
MXN/USD	04/03/2013	CSI	MXN	2,572	208	9
MXN/USD	04/03/2013	UBS	MXN	20,581	1,666	66
MXN/USD	04/03/2013	UBS	MXN	20,494	1,659	59
MXN/USD	04/03/2013	MSC	MXN	23,057	1,867	67
MXN/USD	06/27/2013	MSC	MXN	669,988	53,807	233
USD/AUD	04/04/2013	BCL	AUD	(210)	(219)	—
USD/BRL	04/02/2013	CSI	BRL	(59,015)	(29,204)	692
USD/CAD	06/20/2013	BCL	CAD	(112,932)	(110,970)	(1,137)
USD/EUR	04/02/2013	CSI	EUR	(225,193)	(288,665)	5,060
USD/EUR	05/02/2013	BNP	EUR	(225,193)	(288,720)	(837)
USD/EUR	06/17/2013	BCL	EUR	(3,802)	(4,876)	92
USD/EUR	06/17/2013	JPM	EUR	(110)	(141)	2
USD/EUR	06/17/2013	BCL	EUR	(11,812)	(15,150)	48
USD/EUR	06/17/2013	CIT	EUR	(57)	(73)	1
USD/EUR	06/21/2013	BNP	EUR	(38,935)	(49,938)	1,314
USD/EUR	09/04/2013	BOA	EUR	(100)	(128)	(3)
USD/EUR	09/04/2013	UBS	EUR	(3,100)	(3,979)	(65)
USD/EUR	09/20/2013	UBS	EUR	(11,563)	(14,842)	345
USD/EUR	12/16/2013	BOA	EUR	(57,300)	(73,623)	(1,299)
USD/EUR	04/01/2014	CIT	EUR	(600)	(772)	(11)
USD/EUR	04/01/2014	BNP	EUR	(100)	(129)	(2)
USD/EUR	06/02/2014	CSI	EUR	(1,000)	(1,286)	(18)
USD/EUR	06/02/2014	BNP	EUR	(200)	(257)	(4)
USD/EUR	07/01/2014	BNP	EUR	(100)	(129)	(2)
USD/EUR	08/01/2014	BNP	EUR	(200)	(257)	(4)
USD/GBP	06/12/2013	BCL	GBP	(23,535)	(35,747)	(343)
USD/GBP	06/12/2013	UBS	GBP	(3,400)	(5,164)	(57)
USD/JPY	04/17/2013	BCL	JPY	(2,072,649)	(22,020)	1,265
USD/JPY	04/17/2013	MSC	JPY	(118,198)	(1,256)	47
USD/MXN	04/03/2013	MSC	MXN	(669,988)	(54,239)	(273)
					$(831,349)	$7,492

JNL/T.Rowe Price Short-Term Bond Fund

USD/MXN	06/19/2013	RBC	MXN	(127,328)	$(10,233)	$(60)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
DUB	3-Month LIBOR	Receiving	0.49%	09/14/2015	1,050		$—
DUB	3-Month LIBOR	Receiving	0.54%	09/14/2015	8,108		(8)
DUB	3-Month LIBOR	Receiving	0.49%	09/17/2015	3,700		—
DUB	3-Month LIBOR	Paying	1.30%	08/17/2016	856		3
DUB	3-Month LIBOR	Paying	1.03%	09/27/2016	3,000		1
DUB	3-Month LIBOR	Paying	1.01%	09/27/2016	35,400		5
DUB	3-Month LIBOR	Paying	1.04%	09/28/2016	4,250		2
DUB	3-Month LIBOR	Paying	0.96%	09/28/2016	8,000		(3)
DUB	3-Month LIBOR	Paying	1.16%	09/14/2018	325		—
DUB	3-Month LIBOR	Paying	1.24%	09/14/2018	3,355		16
DUB	3-Month LIBOR	Paying	1.07%	09/17/2018	1,500		(5)
DUB	London-Interbank Offered Rate	Paying	0.76%	02/28/2016	GBP	5,282	(10)
DUB	London-Interbank Offered Rate	Receiving	1.40%	02/28/2019	GBP	2,115	24
GSI	3-Month LIBOR	Paying	1.00%	09/28/2016	35,186		—
JPM	3-Month LIBOR	Receiving	0.50%	09/17/2015	8,315		(1)
JPM	3-Month LIBOR	Paying	1.19%	09/17/2018	3,380		7
UBS	3-Month LIBOR	Receiving	1.28%	06/22/2016	2,935		13
							$44
JNL/Goldman Sachs Core Plus Bond Fund
BBP	3-Month LIBOR	Paying	3.00%	12/20/2022	4,070		$39
BBP	3-Month LIBOR	Paying	3.00%	12/20/2022	2,040		8
BBP	3-Month LIBOR	Paying	3.00%	12/20/2022	4,020		12
BBP	6- Month Australian Bank Bill Short Term Rate	Paying	4.50%	12/20/2022	AUD	2,060	18
BBP	6- Month Australian Bank Bill Short Term Rate	Receiving	3.75%	06/19/2023	AUD	390	8
BBP	6- Month Australian Bank Bill Short Term Rate	Paying	3.75%	06/19/2023	AUD	1,140	(3)
BBP	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	1,270	(4)
BBP	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	2,770	(13)
BBP	6-Month EURIBOR	Paying	1.75%	06/19/2023	EUR	6,040	122
BBP	6-Month LIBOR	Receiving	2.00%	06/19/2023	GBP	550	(6)
BBP	6-Month Norwegian Interbank Offered Rate	Receiving	2.50%	06/19/2018	NOK	7,940	2
BBP	6-Month Norwegian Interbank Offered Rate	Receiving	2.50%	06/19/2018	NOK	7,930	2
BBP	6-Month Norwegian Interbank Offered Rate	Receiving	2.50%	06/19/2018	NOK	21,440	(1)
BBP	6-Month Norwegian Interbank Offered Rate	Paying	4.00%	12/20/2022	NOK	24,140	29
BBP	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	11,580	(8)
BBP	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.75%	12/20/2022	CHF	4,400	(8)
BBP	British Bankers’ Association Swiss Franc LIBOR	Paying	1.00%	06/19/2023	CHF	2,140	(25)
BBP	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	291,840	33
BBP	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	159,850	(26)
BBP	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	478,910	(57)
BBP	British Bankers’ Association Yen LIBOR	Receiving	0.75%	06/19/2023	JPY	118,760	(13)
BBP	Stockholm Interbank Offered Rate	Receiving	1.50%	06/19/2018	SEK	9,260	(14)
BBP	Stockholm Interbank Offered Rate	Paying	2.75%	12/20/2022	SEK	18,560	26
BBP	Stockholm Interbank Offered Rate	Receiving	2.75%	12/20/2022	SEK	19,970	(17)
BBP	Stockholm Interbank Offered Rate	Receiving	2.75%	12/20/2022	SEK	19,970	(19)
BOA	3-Month Canada Bankers Acceptance	Paying	3.04%	09/14/2025	CAD	6,900	96
BOA	3-Month Canada Bankers Acceptance	Paying	2.74%	10/03/2025	CAD	4,500	(57)
BOA	3-Month Canada Bankers Acceptance	Receiving	3.11%	09/14/2035	CAD	4,000	(3)
BOA	3-Month Canada Bankers Acceptance	Receiving	2.83%	10/03/2035	CAD	2,600	108
BOA	3-Month LIBOR	Paying	0.50%	06/19/2016	60,400		198
BOA	3-Month LIBOR	Paying	1.00%	06/19/2018	19,400		110
BOA	3-Month LIBOR	Paying	2.12%	01/30/2019	19,600		(2)
BOA	3-Month LIBOR	Paying	2.36%	02/07/2019	15,900		69
BOA	3-Month LIBOR	Paying	3.00%	12/20/2022	2,700		(3)
BOA	3-Month LIBOR	Receiving	2.09%	07/29/2023	5,700		15
BOA	3-Month LIBOR	Receiving	2.28%	08/07/2023	4,600		(66)
BBP	London-Interbank Offered Rate	Paying	3.00%	12/20/2022	GBP	2,220	42
CIT	3-Month LIBOR	Paying	0.35%	06/19/2014	39,680		(13)
CIT	3-Month LIBOR	Receiving	1.75%	06/19/2023	4,200		75
CIT	6- Month Australian Bank Bill Short Term Rate	Paying	3.25%	06/19/2018	AUD	3,130	133

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
CIT	6- Month Australian Bank Bill Short Term Rate	Paying	3.25%	06/19/2018	AUD	2,790	$18
CIT	6- Month Australian Bank Bill Short Term Rate	Paying	3.25%	06/19/2018	AUD	2,750	14
CIT	6- Month Australian Bank Bill Short Term Rate	Paying	3.25%	06/19/2018	AUD	710	3
CIT	6- Month Australian Bank Bill Short Term Rate	Paying	3.25%	06/19/2018	AUD	1,950	9
CIT	6- Month Australian Bank Bill Short Term Rate	Paying	3.25%	06/19/2018	AUD	1,020	7
CIT	6- Month Australian Bank Bill Short Term Rate	Paying	3.25%	06/19/2018	AUD	1,030	7
CIT	6- Month Australian Bank Bill Short Term Rate	Paying	4.50%	12/20/2022	AUD	4,860	25
CIT	6-Month EURIBOR	Paying	0.34%	06/18/2014	EUR	390,540	(109)
CIT	6-Month EURIBOR	Paying	2.45%	02/07/2022	EUR	18,910	298
CIT	6-Month EURIBOR	Paying	2.45%	02/08/2022	EUR	1,680	26
CIT	6-Month EURIBOR	Paying	2.45%	02/13/2022	EUR	13,100	199
CIT	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	2,810	(38)
CIT	6-Month EURIBOR	Receiving	2.84%	02/07/2032	EUR	7,290	(186)
CIT	6-Month EURIBOR	Receiving	2.84%	02/08/2032	EUR	650	(17)
CIT	6-Month EURIBOR	Receiving	2.85%	02/13/2032	EUR	5,050	(136)
CIT	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	105,490	(21)
CIT	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	494,740	(56)
CIT	London-Interbank Offered Rate	Paying	1.00%	06/19/2018	GBP	1,110	24
CIT	London-Interbank Offered Rate	Paying	3.00%	12/20/2022	GBP	3,550	67
CIT	Stockholm Interbank Offered Rate	Receiving	1.50%	06/19/2018	SEK	10,900	(16)
CIT	Stockholm Interbank Offered Rate	Paying	2.75%	12/20/2022	SEK	26,640	19
CSI	3-Month Canada Bankers Acceptance	Receiving	1.75%	06/19/2018	CAD	2,030	(1)
CSI	3-Month Canada Bankers Acceptance	Receiving	2.25%	06/19/2023	CAD	2,990	(45)
CSI	3-Month LIBOR	Receiving	4.25%	12/17/2013		160	(4)
CSI	3-Month LIBOR	Paying	0.35%	06/19/2014		127,550	(5)
CSI	3-Month LIBOR	Paying	3.00%	12/20/2022		4,080	36
CSI	6- Month Australian Bank Bill Short Term Rate	Paying	3.25%	06/19/2018	AUD	1,150	6
CSI	6- Month Australian Bank Bill Short Term Rate	Paying	3.25%	06/19/2018	AUD	1,160	5
CSI	6-Month EURIBOR	Paying	0.40%	06/19/2014	EUR	80,830	106
CSI	6-Month EURIBOR	Paying	2.46%	02/08/2022	EUR	4,150	66
CSI	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	4,110	(9)
CSI	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	4,200	(23)
CSI	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	2,830	(29)
CSI	6-Month EURIBOR	Receiving	2.85%	02/08/2032	EUR	1,600	(43)
CSI	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	8,210	10
CSI	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	3,820	11
CSI	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	5,070	6
CSI	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	2,070	(8)
CSI	British Bankers’ Association Swiss Franc LIBOR	Paying	1.00%	06/19/2023	CHF	2,530	1
CSI	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.00%	06/19/2023	CHF	680	(2)
CSI	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.00%	06/19/2023	CHF	180	(1)
CSI	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	161,580	7
CSI	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	320,390	(64)
CSI	British Bankers’ Association Yen LIBOR	Receiving	0.75%	06/19/2023	JPY	83,500	(15)
CSI	London-Interbank Offered Rate	Receiving	0.47%	06/18/2014	GBP	372,080	66
CSI	London-Interbank Offered Rate	Paying	1.00%	06/19/2018	GBP	940	21
CSI	London-Interbank Offered Rate	Paying	3.00%	12/20/2022	GBP	480	11
CSI	London-Interbank Offered Rate	Paying	3.00%	12/20/2022	GBP	1,300	18
CSI	London-Interbank Offered Rate	Receiving	3.00%	12/20/2022	GBP	4,080	(74)
CSI	London-Interbank Offered Rate	Receiving	3.00%	12/20/2022	GBP	3,860	(45)
CSI	London-Interbank Offered Rate	Receiving	2.00%	06/19/2023	GBP	630	(25)
CSI	London-Interbank Offered Rate	Receiving	2.00%	06/19/2023	GBP	650	(13)
CSI	Stockholm Interbank Offered Rate	Paying	2.00%	06/19/2023	SEK	32,930	(78)
DUB	3-Month LIBOR	Paying	1.00%	06/19/2018		173,900	477
DUB	3-Month LIBOR	Paying	1.78%	10/02/2018		10,300	(29)
DUB	3-Month LIBOR	Paying	1.80%	10/03/2018		16,900	(41)
DUB	3-Month LIBOR	Receiving	1.25%	06/19/2020		14,000	184
DUB	3-Month LIBOR	Receiving	1.25%	06/19/2020		49,100	(298)
DUB	3-Month LIBOR	Receiving	1.25%	06/19/2020		13,700	(104)
DUB	3-Month LIBOR	Receiving	2.51%	10/15/2020		5,500	(441)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
DUB	3-Month LIBOR	Paying	3.00%	12/20/2022	4,540		$(53)
DUB	3-Month LIBOR	Receiving	1.82%	04/02/2023	3,000		53
DUB	3-Month LIBOR	Receiving	1.84%	04/03/2023	4,900		79
DUB	3-Month LIBOR	Receiving	2.00%	06/19/2023	16,400		428
DUB	3-Month LIBOR	Paying	1.75%	06/19/2023	1,000		2
DUB	3-Month LIBOR	Receiving	2.50%	06/19/2033	10,400		689
DUB	3-Month LIBOR	Receiving	2.75%	06/19/2043	4,600		440
DUB	6-Month EURIBOR	Paying	1.75%	06/19/2023	EUR	730	7
DUB	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	3,240	(12)
DUB	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	341,330	40
DUB	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	450,860	(94)
DUB	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	156,840	(12)
DUB	London-Interbank Offered Rate	Receiving	3.00%	12/20/2022	GBP	3,720	7
JPM	3-Month LIBOR	Paying	0.50%	06/19/2015	67,400		83
JPM	3-Month LIBOR	Receiving	1.25%	06/19/2020	18,900		232
JPM	6- Month Australian Bank Bill Short Term Rate	Paying	4.50%	12/20/2022	AUD	2,510	21
JPM	6-Month Norwegian Interbank Offered Rate	Receiving	2.50%	06/19/2018	NOK	4,920	(2)
JPM	6-Month Norwegian Interbank Offered Rate	Paying	4.00%	12/20/2022	NOK	850	1
JPM	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	541,300	(67)
JPM	London-Interbank Offered Rate	Paying	3.00%	12/20/2022	GBP	670	10
JPM	Stockholm Interbank Offered Rate	Receiving	2.75%	12/20/2022	SEK	27,090	(7)
MSC	3- Month New Zealand Bank Bill Forward Rate Agreement	Receiving	3.25%	06/19/2018	NZD	4,780	(6)
MSC	3- Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.50%	12/20/2022	NZD	6,010	43
MSC	3- Month New Zealand Bank Bill Forward Rate Agreement	Receiving	3.75%	06/19/2023	NZD	6,080	110
MSC	3-Month Canada Bankers Acceptance	Paying	1.75%	06/19/2018	CAD	3,980	20
MSC	3-Month LIBOR	Receiving	0.35%	06/19/2014	40,070		3
MSC	3-Month LIBOR	Receiving	0.35%	06/19/2014	127,160		11
MSC	6-Month EURIBOR	Paying	0.40%	06/19/2014	EUR	25,170	54
MSC	6-Month EURIBOR	Receiving	0.40%	06/19/2014	EUR	25,710	24
MSC	6-Month EURIBOR	Receiving	0.40%	06/19/2014	EUR	80,290	(26)
MSC	6-Month Norwegian Interbank Offered Rate	Receiving	2.50%	06/19/2018	NOK	7,040	(2)
MSC	6-Month Norwegian Interbank Offered Rate	Receiving	2.50%	06/19/2018	NOK	7,040	(2)
MSC	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	12,940	(9)
MSC	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	289,250	(46)
MSC	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	1,111,620	(197)
MSC	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	692,000	(60)
MSC	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	481,520	(35)
MSC	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	484,410	(6)
MSC	British Bankers’ Association Yen LIBOR	Receiving	0.75%	06/19/2023	JPY	209,500	(48)
MSC	British Bankers’ Association Yen LIBOR	Receiving	0.75%	06/19/2023	JPY	130,150	(15)
RBC	3- Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	1,990	(6)
RBC	3-Month Canada Bankers Acceptance	Receiving	1.75%	06/19/2018	CAD	2,900	(3)
RBC	3-Month Canada Bankers Acceptance	Receiving	1.75%	06/19/2018	CAD	5,700	(4)
RBC	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	5,190	44
RBC	3-Month Canada Bankers Acceptance	Receiving	2.25%	06/19/2023	CAD	2,040	(22)
RBC	3-Month Canada Bankers Acceptance	Paying	2.91%	09/14/2025	CAD	4,300	13
RBC	3-Month Canada Bankers Acceptance	Paying	2.88%	09/21/2025	CAD	4,100	(2)
RBC	3-Month Canada Bankers Acceptance	Receiving	2.99%	09/14/2035	CAD	2,500	42
RBC	3-Month Canada Bankers Acceptance	Receiving	2.95%	09/21/2035	CAD	2,400	18
RBC	6- Month Australian Bank Bill Short Term Rate	Paying	3.25%	06/19/2018	AUD	2,750	16
RBC	6- Month Australian Bank Bill Short Term Rate	Paying	3.75%	06/19/2023	AUD	1,070	(3)
							$2,309
JNL/Goldman Sachs Emerging Markets Debt Fund
BBP	3-Month South African Johannesburg Interbank Rate	Paying	5.12%	02/21/2015	ZAR	128,200	$(47)
BBP	3-Month South African Johannesburg Interbank Rate	Paying	5.36%	03/20/2015	ZAR	33,500	2
BBP	3-Month South African Johannesburg Interbank Rate	Paying	6.25%	01/15/2020	ZAR	43,900	(68)
BBP	Brazil Interbank Deposit Rate	Paying	7.45%	01/02/2014	BRL	161,990	(118)
BBP	Brazil Interbank Deposit Rate	Paying	7.52%	01/02/2014	BRL	39,430	(18)
BBP	Brazil Interbank Deposit Rate	Paying	10.04%	01/02/2015	BRL	10,170	204
BBP	Brazil Interbank Deposit Rate	Paying	9.60%	01/02/2017	BRL	23,590	2

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
BBP	Budapest Interbank Offered Rate	Paying	6.42%	09/29/2013	HUF	4,000,000	$646
BBP	Budapest Interbank Offered Rate	Paying	7.02%	10/04/2016	HUF	371,950	124
BBP	Budapest Interbank Offered Rate	Paying	6.56%	10/14/2016	HUF	366,370	97
BBP	Budapest Interbank Offered Rate	Paying	6.75%	10/20/2016	HUF	168,790	50
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.30%	09/18/2022	KRW	11,385,580	(133)
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.12%	10/09/2022	KRW	11,000,000	(52)
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.23%	11/29/2022	KRW	7,492,420	(61)
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.27%	12/11/2022	KRW	451,300	(4)
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.24%	01/29/2023	KRW	11,529,030	(93)
BBP	Mexican Interbank Rate	Paying	8.01%	06/29/2027	MXN	325,250	436
BOA	Brazil Interbank Deposit Rate	Paying	8.01%	01/04/2016	BRL	6,300	(46)
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.12%	08/13/2022	KRW	21,708,000	(115)
BOA	Mexican Interbank Rate	Paying	9.30%	04/22/2027	MXN	199,320	882
BOA	Mexican Interbank Rate	Paying	8.59%	09/03/2027	MXN	78,980	200
DUB	3-Month LIBOR	Receiving	1.64%	03/13/2019		2,500	(66)
DUB	3-Month LIBOR	Receiving	2.00%	06/19/2023		6,590	155
DUB	3-Month South African Johannesburg Interbank Rate	Paying	5.65%	03/22/2016	ZAR	74,640	17
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.58%	11/04/2019	ZAR	184,700	129
DUB	Brazil Interbank Deposit Rate	Paying	8.28%	01/04/2016	BRL	70,640	(394)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.21%	09/14/2022	KRW	10,012,000	(84)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.32%	09/18/2022	KRW	11,385,580	(141)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.39%	01/08/2023	KRW	18,000,000	(248)
DUB	Mexican Interbank Rate	Paying	9.29%	04/22/2027	MXN	73,030	322
DUB	Mexican Interbank Rate	Paying	8.70%	06/11/2027	MXN	75,500	222
DUB	Taiwan Secondary Commercial Papers - 90 Days	Receiving	1.03%	09/12/2017	TWD	221,580	12
JPM	3-Month LIBOR	Receiving	2.00%	06/19/2023		10,640	38
JPM	3-Month Poland Warsaw Interbank Rate	Receiving	4.57%	07/26/2022	PLN	8,800	(278)
JPM	3-Month South African Johannesburg Interbank Rate	Paying	5.08%	01/22/2015	ZAR	250,200	(98)
JPM	3-Month South African Johannesburg Interbank Rate	Paying	5.62%	03/20/2016	ZAR	116,860	16
JPM	3-Month South African Johannesburg Interbank Rate	Paying	5.65%	03/22/2016	ZAR	67,110	14
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.32%	02/24/2019	ZAR	90,000	501
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.22%	11/29/2022	KRW	8,776,350	(70)
JPM	Mexican Interbank Rate	Receiving	5.18%	10/02/2017	MXN	40,000	(44)
JPM	Taiwan Secondary Commercial Papers - 90 Days	Receiving	0.93%	07/27/2017	TWD	526,600	101
							$1,992
JNL/PIMCO Real Return Fund
BNP	France CPI Excluding Tobacco	Paying	2.00%	09/01/2016	EUR	8,000	$178
BNP	France CPI Excluding Tobacco	Paying	1.95%	09/01/2017	EUR	25,200	467
BNP	France CPI Excluding Tobacco	Paying	2.10%	07/25/2021	EUR	6,900	154
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		10,200	(5)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		21,500	(36)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		11,000	84
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	(26)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	(2)
CIT	US CPURNSA	Receiving	2.25%	07/15/2017		16,600	5
CSI	France CPI Excluding Tobacco	Paying	1.95%	09/01/2017	EUR	1,600	20
CSI	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	1,700	13
DUB	Brazil Interbank Deposit Rate	Paying	8.49%	01/02/2015	BRL	41,500	38
DUB	US CPURNSA	Receiving	2.32%	11/16/2017		12,300	19
DUB	US CPURNSA	Receiving	2.50%	07/15/2022		7,400	49
DUB	US CPURNSA	Receiving	2.50%	07/15/2022		8,800	(74)
JPM	France CPI Excluding Tobacco	Paying	2.10%	07/25/2021	EUR	1,000	23
MSS	Brazil Interbank Deposit Rate	Paying	8.22%	01/02/2017	BRL	31,900	(348)
MSS	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	2,300	29
UBS	Brazil Interbank Deposit Rate	Paying	8.56%	01/02/2015	BRL	67,700	79
UBS	Brazil Interbank Deposit Rate	Paying	8.56%	01/02/2015	BRL	106,200	44
UBS	Brazil Interbank Deposit Rate	Paying	8.15%	01/02/2017	BRL	50,600	(562)
							$149

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund
BBP	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	73,400	$147
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	65,000	158
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	40,000	122
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	41,000	122
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	26,000	63
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	8,000	19
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	16,000	38
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	5,000	11
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	30,000	64
BOA	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	100	—
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	19,000	58
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	26,000	63
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	17,000	41
MSC	Mexican Interbank Rate	Paying	6.35%	06/02/2021	MXN	11,900	63
MSS	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	200	—
UBS	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	13,000	31
							$1,000

Centrally Cleared Interest Rate Swap Agreements

JNL/PIMCO Real Return Fund

N/A	3-Month LIBOR	Paying	1.70%	03/20/2018	4,600	$(171)
N/A	3-Month LIBOR	Paying	2.75%	06/19/2043	80,700	(203)
						$(374)

JNL/PIMCO Total Return Bond Fund

N/A	3-Month LIBOR	Paying	1.50%	03/18/2016	1,546,900		$747
N/A	3-Month LIBOR	Paying	2.75%	06/19/2043	274,200		(3,335)
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	3.50%	03/15/2018	AUD	6,700	6
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	3.75%	12/11/2018	AUD	19,200	60
N/A	Federal Funds Effective Rate	Paying	1.00%	10/15/2017	183,100		249
							$(2,273)

(1) Notional amount is stated in USD unless otherwise noted.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
BOA	CDX.NA.IG-16	N/A	1.00%	06/20/2014	$4,225	$(43)	$(20)
DUB	CDX.NA.IG-16	N/A	1.00%	06/20/2014	18,900	(194)	(82)
JPM	CDX.NA.IG-16	N/A	1.00%	06/20/2014	26,100	(268)	(105)
JPM	CDX.NA.IG-16	N/A	1.00%	06/20/2014	24,700	(253)	(101)
					$73,925	$(758)	$(308)
Credit default swap agreements - sell protection (3)
BOA	CDX.NA.IG-16	N/A	1.00%	06/20/2016	$(13,850)	$211	$193
DUB	CDX.NA.IG-16	N/A	1.00%	06/20/2016	(9,800)	149	124
JPM	CDX.NA.IG-16	N/A	1.00%	06/20/2016	(16,500)	251	203
BOA	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(4,500)	(132)	9
BOA	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(1,800)	(53)	10
BOA	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(7,700)	(226)	54
BOA	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(10,000)	(294)	(20)
DUB	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(4,400)	(129)	19
DUB	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(1,800)	(53)	9
DUB	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(4,000)	(118)	10
DUB	Metlife Inc., 5.00%, 06/15/2015	0.44%	1.00%	03/20/2015	(2,000)	22	57
DUB	Metlife Inc., 5.00%, 06/15/2015	0.57%	1.00%	09/20/2015	(1,000)	11	43
JPM	Prudential Financial Inc., 4.50%, 07/15/2013	0.53%	1.00%	06/20/2015	(825)	9	33
					$(78,175)	$(352)	$744
JNL/Neuberger Berman Strategic Income Fund
Credit default swap agreements - sell protection (3)
BOA	CDX.NA.HY.18	N/A	5.00%	06/20/2017	$(495)	$25	$43
BOA	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(495)	25	34
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(1,223)	63	95
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(327)	17	31
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(346)	18	39
BOA	CDX.NA.HY.19	N/A	5.00%	12/20/2017	(1,200)	49	75
					$(4,086)	$197	$317
JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection (3)
DUB	American International Group Inc., 6.25%, 05/01/2036	0.14%	5.00%	12/20/2013	$(4,900)	$176	$279
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.61%	1.00%	06/20/2020	(4,200)	(171)	(70)
					$(9,100)	$5	$209
Credit default swap agreements - purchase protection (2)
CIT	GATX Corp., 5.80%, 03/01/2016	0.51%	1.07%	03/20/2016	$1,000	$(17)	$(17)
DUB	Kinder Morgan Inc., 6.50%, 09/01/2012	1.13%	1.00%	03/20/2016	2,000	8	(39)
MSC	Kinder Morgan Inc., 6.50%, 09/01/2012	1.13%	1.00%	03/20/2016	3,000	11	(60)
DUB	Marsh & McLennan Companies, 5.75%, 09/15/2015	0.28%	0.60%	09/20/2015	1,000	(8)	(8)
JPM	Pearson Plc, 5.70%, 06/01/2014	0.18%	0.83%	06/20/2014	1,000	(8)	(8)
BBP	REXAM Plc, 6.75%, 06/01/2013	0.09%	1.45%	06/20/2013	700	(2)	(3)
					$8,700	$(16)	$(135)
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
BBP	Berkshire Hathaway Inc., 2.45%, 12/15/2015	0.63%	1.00%	06/20/2017	$(3,000)	$46	$109
CSI	Berkshire Hathaway Inc., 2.45%, 12/15/2015	0.63%	1.00%	06/20/2017	(4,100)	63	146
DUB	CDX.EM-12	N/A	5.00%	12/20/2014	(1,500)	44	(20)
BBP	CDX.EM-13	N/A	5.00%	06/20/2015	(3,500)	152	15
DUB	CDX.EM-13	N/A	5.00%	06/20/2015	(12,100)	525	(232)
MSC	CDX.EM-13	N/A	5.00%	06/20/2015	(4,100)	178	(69)
DUB	CDX.NA.IG-10 30-100%	N/A	0.53%	06/20/2013	(1,350)	2	2
GSI	CDX.NA.IG-10 30-100%	N/A	0.46%	06/20/2013	(1,736)	2	2
GSI	CDX.NA.IG-9 30-100%	N/A	0.55%	12/20/2017	(1,447)	25	25
BOA	CMBX.NA.AAA	N/A	0.08%	12/13/2049	(2,100)	(66)	54
CSI	CMBX.NA.AAA	N/A	0.35%	02/15/2051	(7,397)	(243)	202

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements (continued)

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
JPM	CMBX.NA.AAA	N/A	0.35%	02/15/2051	$(7,098)	$(234)	$198
MSC	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(100)	(3)	4
DUB	Export-Import Bank China 4.88%, 07/21/2015	0.63%	1.00%	06/20/2017	(200)	3	11
UBS	Federal Republic of Germany, 6.00%, 06/20/2016	0.23%	0.25%	06/20/2016	(28,100)	18	203
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	0.99%	1.00%	03/20/2016	(15,500)	4	32
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	1.02%	1.00%	06/20/2016	(4,900)	(3)	—
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.87%	1.00%	06/20/2015	(2,000)	6	16
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.87%	1.00%	06/20/2015	(500)	1	4
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.99%	1.00%	03/20/2016	(9,100)	2	19
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.02%	1.00%	06/20/2016	(4,000)	(3)	2
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	0.92%	1.00%	09/20/2015	(2,000)	4	14
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	1.07%	1.00%	09/20/2016	(1,500)	(4)	2
MLP	Federated Republic of Brazil, 12.25%, 03/06/2030	1.00%	1.95%	04/20/2016	(100)	3	4
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	0.87%	1.00%	06/20/2015	(600)	2	4
UBS	Federated Republic of Brazil, 12.25%, 03/06/2030	0.92%	1.00%	09/20/2015	(1,000)	2	6
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.54%	1.00%	12/20/2015	(2,400)	30	55
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.54%	1.00%	12/20/2015	(2,400)	30	56
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.15%	4.33%	12/20/2013	(800)	25	26
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.15%	4.80%	12/20/2013	(600)	21	21
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.15%	4.90%	12/20/2013	(1,100)	39	40
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.60%	1.00%	03/20/2016	(100)	1	5
MSC	General Electric Capital Corp., 5.63%, 09/15/2017	0.65%	1.00%	06/20/2016	(100)	1	1
UBS	Goldman Sachs Group Inc., 5.95%, 01/18/2018	0.23%	1.00%	06/20/2013	(4,400)	8	45
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.58%	1.00%	03/20/2017	(7,100)	117	148
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.58%	1.00%	03/20/2017	(3,100)	51	66
JPM	Japanese Government Bond, 2.00%, 03/21/2022	0.46%	1.00%	03/20/2016	(1,400)	23	15
MSC	Japanese Government Bond, 2.00%, 03/21/2022	0.58%	1.00%	03/20/2017	(3,400)	56	70
MSC	Japanese Government Bond, 2.00%, 03/21/2022	0.58%	1.00%	03/20/2017	(2,000)	33	43
CIT	MCDX.NA.18	N/A	1.00%	06/20/2022	(6,000)	(210)	225
MSC	MCDX.NA.18	N/A	1.00%	06/20/2017	(6,000)	(12)	160
CIT	MCDX.NA.19	N/A	1.00%	12/20/2017	(1,000)	(7)	(1)
BOA	Metlife Inc., 5.00%, 06/15/2015	0.69%	1.00%	03/20/2016	(7,100)	65	167
DUB	Metlife Inc., 5.00%, 06/15/2015	1.17%	1.00%	03/20/2018	(7,100)	(59)	231
JPM	Metlife Inc., 5.00%, 06/15/2015	0.69%	1.00%	03/20/2016	(4,800)	44	115
BBP	NRG Energy, 8.50%, 06/15/2019	3.98%	5.00%	12/20/2019	(3,500)	202	127
BNP	People’s Republic of China, 4.75%, 10/29/2013	0.37%	1.00%	03/20/2016	(300)	6	3
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.28%	1.00%	06/20/2015	(1,000)	16	8
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.28%	1.00%	06/20/2015	(2,800)	45	23
CIT	People’s Republic of China, 4.75%, 10/29/2013	0.39%	1.00%	06/20/2016	(2,700)	53	30
CIT	People’s Republic of China, 4.75%, 10/29/2013	0.39%	1.00%	06/20/2016	(5,200)	101	57
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.39%	1.00%	06/20/2016	(1,200)	23	14
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.39%	1.00%	06/20/2016	(2,700)	53	29
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.39%	1.00%	06/20/2016	(1,200)	23	13
JPM	People’s Republic of China, 4.75%, 10/29/2013	0.39%	1.00%	06/20/2016	(5,500)	107	61
MSC	People’s Republic of China, 4.75%, 10/29/2013	0.44%	1.00%	09/20/2016	(800)	15	42
UBS	People’s Republic of China, 4.75%, 10/29/2013	0.39%	1.00%	06/20/2016	(2,700)	53	29
DUB	Petrobas International Finance Co., 8.38%, 12/10/2018	0.83%	1.00%	09/20/2013	(9,900)	8	16
BOA	Republic of Indonesia, 7.25%, 04/20/2015	1.07%	1.00%	09/20/2016	(2,600)	(6)	22
DUB	Republic of Indonesia, 6.75%, 03/10/2014	0.82%	1.00%	09/20/2015	(500)	2	8
MSC	Republic of Indonesia, 7.25%, 04/20/2015	1.07%	1.00%	09/20/2016	(11,800)	(26)	546
UBS	Republic of Indonesia, 7.25%, 04/20/2015	1.07%	1.00%	09/20/2016	(1,000)	(2)	9
BOA	The Republic of Italy, 6.88%, 09/27/2023	2.94%	1.00%	03/20/2018	(900)	(79)	(11)
DUB	The Republic of Italy, 6.88%, 09/27/2023	2.94%	1.00%	03/20/2018	(800)	(70)	(10)
BNP	U.S. Treasury Bond, 4.88%, 08/15/2016	0.26%	0.25%	03/20/2016	(6,600)	(1)	57
UBS	U.S. Treasury Bond, 4.88%, 08/15/2016	0.24%	0.25%	09/20/2015	(11,100)	2	86
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.27%	1.00%	03/20/2016	(900)	20	8
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.28%	1.00%	06/20/2016	(20,700)	478	187
MSC	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.28%	1.00%	06/20/2016	(1,200)	28	12
UBS	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.28%	1.00%	06/20/2016	(1,800)	42	18

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements (continued)

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
BBP	United Mexican States, 5.95%, 03/19/2019	0.93%	1.00%	03/20/2018	$(14,000)	$45	$15
BNP	United Mexican States, 5.95%, 03/19/2019	0.84%	1.00%	09/20/2017	(400)	3	11
BOA	United Mexican States, 7.50%, 04/08/2033	0.52%	1.00%	09/20/2015	(300)	4	6
CIT	United Mexican States, 7.50%, 04/08/2033	0.52%	1.00%	09/20/2015	(700)	8	13
DUB	United Mexican States, 7.50%, 04/08/2033	0.45%	1.00%	03/20/2015	(3,600)	39	74
DUB	United Mexican States, 7.50%, 04/08/2033	0.59%	1.00%	03/20/2016	(24,200)	293	358
DUB	United Mexican States, 5.95%, 03/19/2019	0.84%	1.00%	09/20/2017	(3,200)	22	63
JPM	United Mexican States, 7.50%, 04/08/2033	0.59%	0.92%	03/20/2016	(500)	5	5
JPM	United Mexican States, 5.95%, 03/19/2019	0.93%	1.00%	03/20/2018	(9,300)	30	6
MSC	United Mexican States, 5.95%, 03/19/2019	0.84%	1.00%	09/20/2017	(2,600)	18	52
					$(338,128)	$2,342	$4,228
Centrally Cleared Credit Default Swap Agreements
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY-19	N/A	5.00%	12/20/2017	$900	$(37)	$(34)
					$900	$(37)	$(34)

(1)Notional amount is stated in USD.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Schedule of Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation
JNL/AQR Managed Futures Strategy Fund
BOA	U.S. Treasury Note Future, 5-Year	N/A	06/21/2013		9,542	$10
BOA	U.S. Treasury Note Future, 10-Year	N/A	06/28/2013		1,580	4
RBS	Swiss Market Index Future	N/A	06/14/2013	CHF	23,075	82
						$96
JNL/BlackRock Global Allocation Fund
CIT	Nikkei Dividend Index Future*	N/A	03/31/2014	JPY	80	$41

(1)Notional amount is stated in USD unless otherwise noted.

* Swap agreement fair valued in good faith in accordance with procedures established by the Board.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs.  See FASB ASC Topic 820 note in these Notes to Schedules of Investments.

Reverse Repurchase Agreements - At March 31, 2013, reverse repurchase agreements outstanding were as follows:

	Repurchase Amount	Counter- party	Interest Rate	Maturity Date
JNL/PIMCO Real Return Fund
	$19,918	JPM	0.20%	05/02/13
JNL/PIMCO Total Return Bond Fund
	115,689	JPM	0.15%	04/05/13
	52,702	RBC	0.15%	04/01/13
	72,029	DUB	0.20%	04/03/13
	29,661	MLP	0.14%	04/11/13
	9,263	JPM	0.13%	04/02/13
	8,390	RBS	0.10%	04/04/13

Income Tax Matters - As of March 31, 2013, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/American Funds Blue Chip Income and Growth Fund	$715,622	$127,450	$—	$127,450
JNL/American Funds Global Bond Fund	468,156	804	(8,286)	(7,482)
JNL/American Funds Global Small Capitalization Fund	220,411	23,097	(92)	23,005
JNL/American Funds Growth-Income Fund	900,054	156,252	—	156,252
JNL/American Funds International Fund	379,191	28,321	(1,559)	26,762
JNL/American Funds New World Fund	478,514	23,011	(3,480)	19,531
JNL Institutional Alt 20 Fund	1,413,043	125,123	(12,203)	112,920
JNL Institutional Alt 35 Fund	2,037,128	168,979	(23,890)	145,089
JNL Institutional Alt 50 Fund	2,868,775	224,635	(37,971)	186,664
JNL Institutional Alt 65 Fund	848,452	56,652	(16,892)	39,760
JNL/American Funds Balanced Allocation Fund	202,887	11,451	(887)	10,564
JNL/American Funds Growth Allocation Fund	131,106	9,622	(382)	9,240
JNL Disciplined Moderate Fund	784,592	85,220	(2,722)	82,498
JNL Disciplined Moderate Growth Fund	839,457	104,086	(2,184)	101,902
JNL Disciplined Growth Fund	330,485	37,366	(1,321)	36,045
JNL/AQR Managed Futures Strategy Fund	568,036	3	—	3
JNL/BlackRock Commodity Securities Fund	1,477,745	193,668	(94,416)	99,252
JNL/BlackRock Global Allocation Fund	1,818,790	167,334	(40,106)	127,228
JNL/Brookfield Global Infrastructure Fund	379,322	50,515	(2,116)	48,399
JNL/Capital Guardian Global Balanced Fund	419,060	65,015	(12,730)	52,285
JNL/Capital Guardian Global Diversified Research Fund	302,619	89,757	(12,019)	77,738
JNL/DFA U.S. Core Equity Fund	237,129	45,312	(4,056)	41,256
JNL/Eagle SmallCap Equity Fund	1,421,255	311,534	(52,514)	259,020
JNL/Eastspring Investments Asia ex-Japan Fund	158,359	11,803	(15,435)	(3,632)
JNL/Eastspring Investments China-India Fund	392,154	26,538	(51,508)	(24,970)
JNL/Franklin Templeton Founding Strategy Fund	1,234,526	97,918	(13,713)	84,205
JNL/Franklin Templeton Global Growth Fund	659,723	134,943	(71,721)	63,222

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Franklin Templeton Global Multisector Bond Fund	$1,139,150	$42,321	$(4,356)	$37,965
JNL/Franklin Templeton Income Fund	1,960,808	195,875	(80,664)	115,211
JNL/Franklin Templeton International Small Cap Growth Fund	287,211	47,969	(13,740)	34,229
JNL/Franklin Templeton Mutual Shares Fund	803,276	426,075	(315,927)	110,148
JNL/Franklin Templeton Small Cap Value Fund	906,875	199,872	(17,948)	181,924
JNL/Goldman Sachs Core Plus Bond Fund	1,012,614	27,893	(12,127)	15,766
JNL/Goldman Sachs Emerging Markets Debt Fund	1,005,279	28,172	(15,780)	12,392
JNL/Goldman Sachs Mid Cap Value Fund	1,020,505	177,552	(12,333)	165,219
JNL/Goldman Sachs U.S. Equity Flex Fund	161,041	23,987	(2,760)	21,227
JNL/Invesco Global Real Estate Fund	1,480,796	161,667	(18,627)	143,040
JNL/Invesco International Growth Fund	699,955	131,709	(19,648)	112,061
JNL/Invesco Large Cap Growth Fund	949,876	166,324	(26,058)	140,266
JNL/Invesco Small Cap Growth Fund	456,447	87,545	(9,717)	77,828
JNL/Ivy Asset Strategy Fund	2,044,847	291,180	(52,180)	239,000
JNL/JPMorgan International Value Fund	494,785	62,876	(20,451)	42,425
JNL/JPMorgan MidCap Growth Fund	600,937	106,057	(8,696)	97,361
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,491,223	107,214	(4,563)	102,651
JNL/Lazard Emerging Markets Fund	1,377,411	209,407	(154,371)	55,036
JNL/Lazard Mid Cap Equity Fund	226,453	34,281	(3,027)	31,254
JNL/M&G Global Basics Fund	223,843	30,696	(18,984)	11,712
JNL/M&G Global Leaders Fund	43,656	8,437	(910)	7,527
JNL/Mellon Capital Management 10 x 10 Fund	289,990	48,546	(1,078)	47,468
JNL/Mellon Capital Management Index 5 Fund	511,435	89,354	(1,427)	87,927
JNL/Mellon Capital Management Emerging Markets Index Fund	478,313	43,242	(35,398)	7,844
JNL/Mellon Capital Management European 30 Fund	39,355	1,705	(2,344)	(639)
JNL/Mellon Capital Management Pacific Rim 30 Fund	137,336	12,916	(1,288)	11,628
JNL/Mellon Capital Management S&P 500 Index Fund	1,448,252	469,410	(44,851)	424,559
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	1,037,727	289,755	(57,556)	232,199
JNL/Mellon Capital Management Small Cap Index Fund	1,143,135	345,867	(104,282)	241,585
JNL/Mellon Capital Management International Index Fund	1,852,061	340,756	(225,558)	115,198
JNL/Mellon Capital Management Bond Index Fund	2,093,486	77,833	(3,551)	74,282
JNL/Mellon Capital Management Global Alpha Fund	531,386	5,928	(3,958)	1,970
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund	90,047	9,566	(3,008)	6,558
JNL/Morgan Stanley Mid Cap Growth Fund	24,072	2,656	(573)	2,083
JNL/Neuberger Berman Strategic Income Fund	139,863	1,750	(367)	1,383
JNL/Oppenheimer Global Growth Fund	634,337	137,775	(22,806)	114,969
JNL/PIMCO Real Return Fund	5,421,573	50,147	(40,428)	9,719
JNL/PIMCO Total Return Bond Fund	6,717,115	180,270	(18,176)	162,094
JNL/PPM America Floating Rate Income Fund	846,976	11,452	(427)	11,025
JNL/PPM America High Yield Bond Fund	2,683,528	153,698	(18,061)	135,637
JNL/PPM America Mid Cap Value Fund	257,452	27,856	(5,930)	21,926
JNL/PPM America Small Cap Value Fund	145,080	15,379	(3,859)	11,520
JNL/PPM America Value Equity Fund	125,575	22,289	(4,461)	17,828
JNL/Red Rocks Listed Private Equity Fund	684,825	121,513	(39,838)	81,675
JNL/S&P Competitive Advantage Fund	862,131	159,910	(32,643)	127,267
JNL/S&P Dividend Income & Growth Fund	1,364,547	231,286	(13,974)	217,312
JNL/S&P Intrinsic Value Fund	864,634	149,486	(11,997)	137,489
JNL/S&P Total Yield Fund	706,375	111,192	(8,652)	102,540
JNL/S&P 4 Fund	1,215,839	383,926	(382)	383,544
JNL/S&P Managed Conservative Fund	1,742,242	105,377	(9,239)	96,138
JNL/S&P Managed Moderate Fund	2,837,086	249,432	(13,405)	236,027
JNL/S&P Managed Moderate Growth Fund	4,675,488	528,639	(27,614)	501,025
JNL/S&P Managed Growth Fund	3,176,470	471,669	(42,580)	429,089
JNL/S&P Managed Aggressive Growth Fund	1,061,131	152,868	(11,181)	141,687
JNL/T. Rowe Price Established Growth Fund	2,235,159	700,520	(39,837)	660,683
JNL/T. Rowe Price Mid-Cap Growth Fund	1,710,728	489,826	(35,196)	454,630

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/T. Rowe Price Short-Term Bond Fund	$2,016,903	$20,647	$(2,402)	$18,245
JNL/T. Rowe Price Value Fund	1,559,049	359,465	(31,504)	327,961
JNL/UBS Large Cap Select Growth Fund	464,516	63,529	(16,278)	47,251
JNL/WMC Balanced Fund	2,520,039	372,584	(20,080)	352,504
JNL/WMC Money Market Fund	1,171,339	—	—	—
JNL/WMC Value Fund	1,180,501	318,587	(26,696)	291,891

Subsequent Events - At a meeting held February 20, 2013, the Board voted to approve changing the name of JNL/BlackRock Commodity Securities Fund to JNL/BlackRock Commodity Securities Strategy Fund and to changing the name of the sub adviser Mellon Capital Management to Mellon Capital effective April 29, 2013.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                  The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 28, 2013

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	May 28, 2013

Exhibit List

Exhibit 3(a):                                  Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                                 Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.